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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08941

The Vantagepoint Funds

(Exact name of registrant as specified in charter)

777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240

(Address of principal executive offices) (Zip code)

Angela Montez, Secretary of the Registrant

777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240

(Name and address of agent for service)

Registrant’s telephone number, including area code: 202-962-4600

Date of fiscal year end: 12/31/10

Date of reporting period: 01/01/10 - 12/31/10

Item 1 (Report to Shareholders): The annual report is set forth below.

ANNUAL REPORT

December 31, 2010

VANTAGEPOINT FUNDS

TABLE OF CONTENTS

Shareholder Expenses	1
Management’s Discussion of Market Conditions	3
Management’s Discussion of Fund Performance	4

Vantagepoint Funds

Report of Independent Registered Public Accounting Firm	92
Statements of Assets and Liabilities	93
Statements of Operations	100
Statements of Changes in Net Assets	107
Financial Highlights	124
Notes to Financial Statements	142
Schedules of Investments	189

Shareholder Expenses

As a shareholder of a Vantagepoint Fund, you incur ongoing expenses, such as advisory fees and other fund expenses. The following example is intended to help you understand your ongoing expenses (in dollars and cents) of investing in a fund and to compare these expenses with the ongoing expenses of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2010 to December 31, 2010.

Actual Expenses

The first section in the example below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section in the example below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

ACTUAL					HYPOTHETICAL
Beginning Account Value 7/01/10	Ending Account Value 12/31/10	2010 Annualized Expense Ratio	Expenses Paid During Period*	Vantagepoint Funds	Beginning Account Value 7/01/10	Ending Account Value 12/31/10	2010 Annualized Expense Ratio	Expenses Paid During Period*
$1,000.00	$1,000.00	0.36%	$1.81	Money Market**	$1,000.00	$1,023.39	0.36%	$1.84
$1,000.00	$1,013.40	0.65%	$3.30	Low Duration Bond	$1,000.00	$1,021.93	0.65%	$3.31
$1,000.00	$1,013.90	0.64%	$3.25	Inflation Protected Securities	$1,000.00	$1,021.98	0.64%	$3.26
$1,000.00	$1,201.50	0.84%	$4.66	Equity Income	$1,000.00	$1,020.97	0.84%	$4.28
$1,000.00	$1,227.60	0.77%	$4.32	Growth & Income	$1,000.00	$1,021.32	0.77%	$3.92
$1,000.00	$1,253.40	0.82%	$4.66	Growth	$1,000.00	$1,021.07	0.82%	$4.18
$1,000.00	$1,236.40	1.01%	$5.69	Select Value	$1,000.00	$1,020.11	1.01%	$5.14
$1,000.00	$1,228.60	0.89%	$5.00	Aggressive Opportunities	$1,000.00	$1,020.72	0.89%	$4.53
$1,000.00	$1,309.40	1.00%	$5.82	Discovery	$1,000.00	$1,020.16	1.00%	$5.09
$1,000.00	$1,235.20	0.98%	$5.52	International	$1,000.00	$1,020.27	0.98%	$4.99
$1,000.00	$1,052.50	0.90%	$4.66	Diversifying Strategies	$1,000.00	$1,020.67	0.90%	$4.58
$1,000.00	$1,008.70	0.42%	$2.13	Core Bond Index Class I	$1,000.00	$1,023.09	0.42%	$2.14
$1,000.00	$1,010.70	0.22%	$1.11	Core Bond Index Class II	$1,000.00	$1,024.10	0.22%	$1.12
$1,000.00	$1,230.80	0.42%	$2.36	500 Stock Index Class I	$1,000.00	$1,023.09	0.42%	$2.14
$1,000.00	$1,230.70	0.22%	$1.24	500 Stock Index Class II	$1,000.00	$1,024.10	0.22%	$1.12
$1,000.00	$1,241.80	0.42%	$2.37	Broad Market Index Class I	$1,000.00	$1,023.09	0.42%	$2.14
$1,000.00	$1,243.80	0.22%	$1.24	Broad Market Index Class II	$1,000.00	$1,024.10	0.22%	$1.12
$1,000.00	$1,297.10	0.44%	$2.55	Mid/Small Company Index Class I	$1,000.00	$1,022.99	0.44%	$2.24
$1,000.00	$1,298.10	0.24%	$1.39	Mid/Small Company Index Class II	$1,000.00	$1,024.00	0.24%	$1.22
$1,000.00	$1,248.20	0.53%	$3.00	Overseas Equity Index Class I	$1,000.00	$1,022.53	0.53%	$2.70
$1,000.00	$1,249.40	0.33%	$1.87	Overseas Equity Index Class II	$1,000.00	$1,023.54	0.33%	$1.68
$1,000.00	$1,068.70	0.86%	$4.48	Model Portfolio Savings Oriented**	$1,000.00	$1,020.87	0.86%	$4.38
$1,000.00	$1,101.90	0.89%	$4.72	Model Portfolio Conservative Growth**	$1,000.00	$1,020.72	0.89%	$4.53
$1,000.00	$1,146.80	0.90%	$4.87	Model Portfolio Traditional Growth**	$1,000.00	$1,020.67	0.90%	$4.58
$1,000.00	$1,179.80	0.94%	$5.16	Model Portfolio Long-Term Growth**	$1,000.00	$1,020.47	0.94%	$4.79
$1,000.00	$1,236.80	1.02%	$5.75	Model Portfolio All-Equity Growth**	$1,000.00	$1,020.06	1.02%	$5.19

ACTUAL					HYPOTHETICAL
Beginning Account Value 7/01/10	Ending Account Value 12/31/10	2010 Annualized Expense Ratio	Expenses Paid During Period*	Vantagepoint Funds	Beginning Account Value 7/01/10	Ending Account Value 12/31/10	2010 Annualized Expense Ratio	Expenses Paid During Period*
$1,000.00	$1,069.30	0.90%	$4.69	Milestone Retirement Income**	$1,000.00	$1,020.67	0.90%	$4.58
$1,000.00	$1,114.30	0.94%	$5.01	Milestone 2010**	$1,000.00	$1,020.47	0.94%	$4.79
$1,000.00	$1,136.60	0.89%	$4.79	Milestone 2015**	$1,000.00	$1,020.72	0.89%	$4.53
$1,000.00	$1,155.50	0.89%	$4.84	Milestone 2020**	$1,000.00	$1,020.72	0.89%	$4.53
$1,000.00	$1,174.40	0.90%	$4.93	Milestone 2025**	$1,000.00	$1,020.67	0.90%	$4.58
$1,000.00	$1,194.40	0.92%	$5.09	Milestone 2030**	$1,000.00	$1,020.57	0.92%	$4.69
$1,000.00	$1,216.90	0.95%	$5.31	Milestone 2035**	$1,000.00	$1,020.42	0.95%	$4.84
$1,000.00	$1,226.10	0.94%	$5.27	Milestone 2040**	$1,000.00	$1,020.47	0.94%	$4.79
$1,000.00	$1,224.60	1.09%	$6.11	Milestone 2045***	$1,000.00	$1,019.71	1.09%	$5.55

*	Expenses are calculated using each fund’s annualized expense ratio (as disclosed in the table) multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half year divided by total number of days in fiscal year, e.g., 184/365] (to reflect the one-half year period).

**	This fund invests in one or more other mutual funds. The annualized expense ratio includes this fund’s proportionate share of the expense ratio of such other mutual fund(s).

***	This Fund commenced operations on January 4, 2010 and invests in one or more other mutual funds. The annualized expense ratio includes this fund’s proportionate share of the expense ratio of such other mutual fund(s).

MANAGEMENT’S DISCUSSION OF MARKET CONDITIONS FOR THE YEAR ENDED DECEMBER 31, 2010

The following represents Vantagepoint Investment Advisers, LLC (“VIA”) views of the major market conditions that prevailed in 2010. This commentary should not be considered a complete discussion of all markets, but a brief discussion so that a fund’s performance can be read in context with the performance of those markets in which it invests. The Management’s Discussion of Fund Performance for each fund should be read together with this commentary.

Equity and fixed income markets offered positive returns for 2010, with equities generally outperforming fixed income securities. Returns fluctuated for much of the first half of 2010, with fixed income markets producing positive returns and equity markets notably negative by mid-year, a pattern that generally reversed itself in the second half of the year. Several variables drove market volatility earlier in the year, including uncertainties about the global economic recovery, high unemployment, and sovereign debt concerns overseas. As the year progressed, corporate earnings showed marked signs of improvement over 2009 lows, as did the economic outlook, and as a result, equity markets rallied later in the year.

The fixed income markets generally provided positive returns in 2010, with most credit-sensitive sectors outperforming the U.S. Treasury sector and the inflation protected securities sector, which is predominately U.S. Treasury Inflation Protected Securities (TIPS). Different segments of the U.S. fixed income market shifted in and out of favor throughout the year, coincident with economic and capital market conditions as well as investors’ risk tolerances. U.S. Treasury securities performed relatively well earlier in the year, when investors sought safety amidst an uncertain U.S. economic recovery and global instability. As the year progressed, the outlook for an improving economy began to unfold. Investor confidence rebounded and most sectors of the fixed income market experienced negative returns in the fourth quarter of 2010 amidst rising interest rates. Strong 2010 returns came from commercial mortgage backed securities, followed by high yield and emerging market fixed income securities. These securities produced double-digit returns for the year compared to single digit returns for all other sectors. Fixed income securities with a shorter duration underperformed their longer duration counterparts as shorter-term interest rates remained relatively low throughout the year.

U.S. equity markets produced double-digit returns in 2010, despite a challenging first half of the year. After notable losses in the second quarter, a positive reversal took hold in August, and the fourth quarter produced most of the year’s positive results. Largely due to the equity rally later in the year, all ten sectors of the U.S. equity market produced positive returns, led by the Consumer Discretionary, Industrials and Materials sectors. Small- and mid-capitalization stocks generally outperformed large-capitalization stocks, and at a broad market level, growth-oriented strategies generally outperformed value-oriented strategies.

Outside the U.S., the equity markets of developed countries generally underperformed the U.S. equity markets, with the Asia region outperforming the Europe region. The markets of emerging countries, however, outperformed their developed market counterparts. Among currencies, the U.S. Dollar had mixed results by rising against European currencies but falling against most other regions’ currencies, notably the Japanese Yen.

Vantagepoint Money Market Fund

The Vantagepoint Money Market Fund’s objective is to seek maximum current income, consistent with maintaining liquidity and a stable share price of $1.00. The principal investment strategy is to invest substantially all of its assets in the Short-Term Investments Trust Liquid Assets Portfolio (the “Portfolio”), an unaffiliated registered money market mutual fund, which seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The Portfolio invests in high-quality, U.S. dollar-denominated short-term debt obligations and is advised by Invesco Advisers, Inc. The Portfolio invests primarily in securities issued by the U.S. Government or its agencies; bankers’ acceptances, certificates of deposit, and time deposits; repurchase agreements; commercial paper; municipal securities; and master notes. The Portfolio may invest up to 50% of its assets in U.S. dollar-denominated foreign securities and may invest in securities that may carry foreign credit exposure.

At a meeting held on January 27, 2011, the Board of Directors of The Vantagepoint Funds determined to liquidate and terminate the Money Market Fund, and the Money Market Fund is expected to discontinue operations and liquidate on or about March 25, 2011.

Performance

The Vantagepoint Money Market Fund’s total return for the year ended December 31, 2010 was 0.00%. The Fund’s market benchmark, the 30-Day U.S. Treasury Bill, gained 0.12%, while the Fund’s peer group benchmark, the MFR Prime Retail Funds Average, gained 0.03%. The Fund’s 7-day effective yield and current yield were 0.00% at the close of the year.

Low interest rates and tighter credit spreads created additional challenges for money market funds. Yields on money market investments remained low, and in many cases, money market funds earned yields of 0.00%. In fact, like other money market funds, the Fund’s adviser and its affiliated service provider waived fees and reimbursed expenses so that the Fund could maintain a $1.00 NAV.

The Fund’s performance relative to its benchmark was the result of the low interest rate environment and voluntary fee waivers by Vantagepoint Investment Advisers, LLC provided throughout the year.

Vantagepoint Money Market Fund

Sector Allocation as of December 31, 2010* (% of Total Investments)

*These are the holdings of the underlying portfolio of the Short-Term Investments Trust Liquid Assets Portfolio.

Vantagepoint Money Market Fund vs. 30-Day U.S. Treasury Bill:

Growth of $10,000 Invested December 31, 2000*

    Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Money Market Fund

Average Annual Total Return for the periods ended December 31, 2010*

One Year	0.00%**
Three Years	0.85%
Five Years	2.34%
Ten Years	2.08%
Fund Inception Date	March 1, 1999

*	Past performance does not guarantee future results. Investment returns will fluctuate. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Fund seeks to maintain a stable net asset value of $1 per share, there is no guarantee that it will do so and it is still possible to lose money by investing in the Fund. All returns reflect reinvested dividends but do not include the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money.

The Fund’s market benchmark, the 30-Day U.S. Treasury Bill, is an unmanaged benchmark that does not reflect the cost of portfolio management or trading. The Fund’s portfolio differs significantly from the market benchmark, which is a single security.

**	Certain Fund service fees were voluntarily waived to maintain the return at 0.00%. Without the fee waiver, the Fund’s return would be negative. The fee waiver is temporary and may be discontinued at any time without notice.

Vantagepoint Low Duration Bond Fund

The Vantagepoint Low Duration Bond Fund’s objective is to seek total return that is consistent with preservation of capital. The principal investment strategy is to invest, under normal circumstances, at least 80% of its net assets in bonds and other fixed income securities of varying maturities. The Fund also normally invests at least 65% of its total assets in bonds and other fixed income securities with more than one year to maturity. The Fund seeks to maintain a portfolio effective duration of no greater than three years. The Fund’s investments may include securities issued or guaranteed by the U.S. Government or foreign governments and their agencies and instrumentalities, or supra-national organizations (such as the World Bank); securities issued by U.S. and foreign companies; mortgage-backed and asset-backed securities; and municipal securities. Investments in foreign securities are limited to 30% of the Fund’s net assets. Investments in (i) derivative instruments and (ii) securities rated below investment grade or unrated securities that the Fund’s subadvisers determine are of comparable quality, are each limited to 10% of the Fund’s net assets.

Performance

The Vantagepoint Low Duration Bond Fund gained 3.58% in 2010. The Fund’s market benchmark, the BofA Merrill Lynch 1–3 Year US Corporate & Government Index, gained 2.82% while the Fund’s peer group benchmark, the Morningstar Short-Term Bond Funds Average, a group of mutual funds with similar investment objectives, gained 4.11%.

The Fund’s absolute performance in 2010 primarily benefitted from allocations to credit-sensitive sectors, including investment grade corporate bonds and consumer asset-backed securities. The Fund’s moderate allocations to high yield bonds and emerging market debt also contributed to absolute performance, while specific holdings in the Industrials and Financials sectors somewhat detracted from the Fund’s absolute performance.

The Fund outperformed its market benchmark primarily due to its overweight allocation to investment grade corporate bonds and asset-backed securities, and an underweight allocation to U.S. Treasury securities. The Fund’s relative performance compared to its benchmark also benefitted from modest allocations to high yield bonds and emerging market debt, which performed well in 2010 and are not included in the benchmark. On the other hand, the Fund’s exposure to certain fixed income holdings in the Industrials and Financials sectors detracted from its relative performance.

The Fund’s underperformance relative to its peer group average resulted primarily from a lower exposure to the strongly performing high yield bond sector. This off set the benefit derived from the Fund’s above peer average exposure to corporate bonds and asset-backed securities.

The Fund used forward currency contracts to manage foreign currency risk associated with the Fund’s foreign bond exposure. Their use did not materially impact performance or risk.

VIA uses more than one subadviser to manage the Fund’s assets. This multi-management strategy seeks to improve consistency of returns over time by eliminating reliance on the results of a single subadviser. The Fund’s subadvisers are as follows:

Subadviser Data

Payden & Rygel

Founded:	1983
Investment Style:	Low duration

STW Fixed Income Management LLC

Founded:	1977
Investment Style:	Low duration

Vantagepoint Low Duration Bond Fund

Sector Allocation as of December 31, 2010 (% of Net Assets)

The Primary source for sector allocation classification is BondEdge.

Due to rounding, pie chart allocations may not add up to 100%

Vantagepoint Low Duration Bond Fund vs. BofA Merrill Lynch 1–3 Year US Corporate & Government

Index: Growth of $10,000 Invested December 31, 2000*

    Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Low Duration Bond Fund

Average Annual Total Return for the periods ended December 31, 2010*

One Year	3.58%
Three Years	4.11%
Five Years	4.31%
Ten Years	3.92%
Fund Inception Date	December 4, 2000

*	Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns reflect reinvested dividends but do not include the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money.

The Fund’s market benchmark, the BofA Merrill Lynch 1–3 Year US Corporate & Government Index, tracks the performance of U.S. dollar-denominated investment grade Government and corporate public debt securities issued in the U.S. domestic bond market with maturities between 1 and 3 years. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. The Fund’s portfolio may differ significantly from the securities in the index.

Vantagepoint Inflation Protected Securities Fund

The Vantagepoint Inflation Protected Securities Fund’s objective is to offer current income. The principal investment strategy is to invest, under normal circumstances, at least 80% of its net assets in inflation-adjusted U.S. and foreign fixed income securities. The Fund will, under normal circumstances, invest at least 50% of its net assets in TIPS. The Fund’s investments may include fixed income securities issued or guaranteed by the U.S. government, foreign governments, their agencies or instrumentalities, or supra-national organizations (such as the World Bank); U.S. and foreign corporate fixed income securities; and municipal securities. Investments in derivative instruments and U.S. and foreign fixed income securities whose values are not linked to adjustments in interest rates are each limited to 20% of the Fund’s net assets. The Fund’s portfolio turnover rate typically exceeds 100% because of the small size of the TIPS market and the subadvisers’ active trading in that market to seek attractive return opportunities.

Performance

The Vantagepoint Inflation Protected Securities Fund gained 5.95% in 2010. The Fund’s market benchmark, the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), gained 6.31%, while the Fund’s peer group, the Morningstar Inflation-Protected Bond Fund’s Average, a group of mutual funds with similar investment objectives, gained 5.94%.

The Fund’s absolute positive return in 2010 was primarily the result of market conditions, with inflation protected securities benefitting from the general decline in the level of interest rates. Prices and returns of fixed income securities typically move in the opposite direction of interest rates.

The Fund’s underperformance relative to its market benchmark resulted primarily from the Fund’s bias towards longer-term rather than shorter-term inflation protected securities, a position that dampened performance throughout the year. This was somewhat offset by the positive impact of the Fund’s favorable duration positioning in the early part of the year, as well as favorable corporate bonds positions and exposure to non-inflation adjusted U.S. Treasury securities, which outperformed TIPS.

The Fund slightly outperformed its peer group average primarily due to duration positioning. This off set detractions to the Fund’s relative performance, such as its underweighted allocation to high yield bonds as compared to peers.

The Fund used derivative instruments during the year, which included interest rate and bond futures, options and swaps. These derivative instruments had a modest effect on performance. The Fund used these derivatives to seek to manage interest rate risk or to seek to obtain investment exposure based on the Fund sub advisers’ views on interest rates and yield curves. Use of these derivatives added modestly to performance, as did the use of inflation swaps, used to obtain investment exposure to certain inflation rates based on the Fund’s subadvisers’ views on inflation. The Fund used forward foreign currency contracts to manage foreign currency exposure from certain non-U.S. dollar denominated bonds, which did not have a material impact on Fund performance.

VIA uses more than one subadviser to manage the Fund’s assets. This multi-management strategy seeks to improve consistency of returns over time by eliminating reliance on the results of a single subadviser. The Fund’s subadvisers are as follows:

Subadviser Data

BlackRock Financial Management, Inc.

Founded:	1988
Investment Style:	Broad-based inflation-linked

Pacific Investment Management Company, LLC

Founded:	1971
Investment Style:	Broad-based inflation-linked

Vantagepoint Inflation Protected Securities Fund

Sector Allocation as of December 31, 2010 (% of Net Assets)

The primary source of sector classification is BondEdge.

Due to rounding, pie chart allocations may not add up to 100%.

Vantagepoint Inflation Protected Securities Fund vs. Barclays Capital U.S. TIPS Index (Series-L):

Growth of $10,000 Invested December 31, 2000*

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Inflation Protected Securities Fund

Average Annual Total Return for the periods ended December 31, 2010*

One Year	5.95%
Three Years	5.02%
Five Years	5.59%
Ten Years	4.83%
Fund Inception Date	July 1, 1992

*	Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money.

The Fund’s market benchmark, the Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L), consists of all U.S. Treasury inflation protected securities rated investment grade or better, having at least one year to final maturity and at least $250 million par amount outstanding. The Series-L reference identifies this index as the former Lehman Brothers U.S. TIPS Index, and differentiates it from the legacy Barclays Capital TIPS Index. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. The Fund’s portfolio may differ significantly from the securities held in the index.

Vantagepoint Equity Income Fund

The Vantagepoint Equity Income Fund’s objective is to offer long-term capital growth with consistency derived from dividend yield. The principal investment strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities (common and preferred stock). The Fund seeks to invest primarily in the common stocks of U.S. companies that the Fund’s subadvisers believe will pay dividends at above-market levels. As a result of the Fund’s income focus certain sectors or industries may be emphasized. The Fund may exhibit greater sensitivity to certain economic factors, such as interest rates than will the general stock market. The Fund may invest across companies of all sizes but generally focuses on larger capitalization companies, which tend to have stable long-term earnings and dividend-paying records. The Fund also may invest in foreign equity securities, U.S. and foreign convertible securities, and U.S. preferred stocks.

Performance

The Vantagepoint Equity Income Fund gained 13.28% in 2010. The Fund’s market benchmark, the Russell 1000 Value Index, gained 15.51%, while the Fund’s peer group benchmark, the Morningstar Large Value Funds Average, a group of mutual funds with similar investment objectives, gained 13.66%.

The Fund benefitted from favorable equity market conditions, notably in the latter half of the year. The Fund’s positive absolute return in 2010 resulted from favorable performance in most sectors of the U.S. equity market, led by the Fund’s investments in the Consumer Discretionary and Energy sectors. On the other hand, underperformance of stocks held in the Information Technology and Healthcare sectors were primary detractors from Fund performance.

The Fund’s underperformance relative to its market benchmark resulted primarily from certain stock holdings in the Fund’s Information Technology, Telecommunications Services, and Industrials sectors. These holdings offset the positive contributions from the Fund’s overweight allocation to the Consumer Discretionary sector and underweight allocation to the Healthcare and Energy sectors, as well as specific stock holdings in the Consumer Discretionary and Financials sectors.

The Fund’s underperformance relative to its peer group average was primarily driven by specific stock holdings in the Telecommunications Services, Industrials, Materials and Information Technology sectors. This offset positive relative performance from the Fund’s overweight allocation to the Consumer Discretionary sector, underweight allocation to the Healthcare sector, and specific stock holdings in the Energy and Financials sectors.

VIA uses more than one subadviser to manage the Fund’s assets. This multi-management strategy seeks to improve consistency of returns over time by eliminating reliance on the results of a single subadviser. The Fund’s subadvisers are as follows:

Subadviser Data

Barrow, Hanley, Mewhinney & Strauss, LLC

Founded:	1979
Investment Style:	Contrarian value

T. Rowe Price Associates, Inc.

Founded:	1937
Investment Style:	Relative yield value

Southeastern Asset Management, Inc.

Founded:	1975
Investment Style:	Special situations

Vantagepoint Equity Income Fund

Sector Allocation as of December 31, 2010 (% of Total Investments)

The primary source of sector allocation classification is FactSet.

Due to rounding, pie chart allocations may not add up to 100%.

Vantagepoint Equity Income Fund vs. Russell 1000 Value Index:

Growth of $10,000 Invested December 31, 2000*

    Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Equity Income Fund

Average Annual Total Return for the periods ended December 31, 2010*

One Year	13.28%
Three Years	-2.32%
Five Years	2.80%
Ten Years	4.97%
Fund Inception Date	April 1, 1994

*	Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money.

The Fund’s market benchmark, the Russell 1000 Value Index, is a subset of the Russell 1000 Index that measures the performance of the large-cap value segment of the U.S. equity universe, and includes companies with lower price-to-book ratios and lower expected growth values. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. The Fund’s portfolio may differ significantly from the securities in the index.

Vantagepoint Growth & Income Fund

The Vantagepoint Growth & Income Fund’s objective is to offer long-term capital growth and current income. The principal investment strategy is to invest, under normal circumstances, primarily in U.S. common stocks that the Fund’s subadvisers believe offer the potential for capital appreciation or that may provide current income by paying dividends. Strategies used by the Fund’s subadvisers include: 1) focusing on large-capitalization U.S. companies whose stocks are believed to offer potential for price appreciation because of undervaluation, earnings growth or both; and 2) emphasizing U.S. stocks that may pay dividends. The Fund also may invest in foreign equity securities (common and preferred stock), U.S. preferred stocks, and U.S. convertible securities.

Performance

The Vantagepoint Growth & Income Fund gained 14.81% in 2010. The Fund’s market benchmark, the S&P 500 Index, gained 15.06%, while the Fund’s peer group benchmark, the Morningstar Large Blend Funds Average, a group of mutual funds with similar investment objectives, gained 14.01%.

The Fund benefitted from favorable equity market conditions, notably in the latter half of the year. The Fund’s positive absolute return in 2010 resulted from favorable performance in all sectors of the U.S. equity market, led by the Fund’s investments in the Industrials, Consumer Discretionary, Information Technology, Financials, and Materials sectors.

The Fund’s underperformance relative to its market benchmark resulted primarily from its underweight allocation to the Energy sector, as well as underperforming stock holdings in the Fund’s Consumer Staples, Financials, and Consumer Discretionary sectors. This underperformance was somewhat offset by positive contributions from the Fund’s overweight allocations to the Industrials and Consumer Discretionary sectors, and an underweight allocation to the Utilities sector. Relative performance also benefitted from specific stock holdings in the Information Technology, Materials, and Industrials sectors.

The Fund’s outperformance relative to its peer group average largely resulted from its overweight allocations to the Industrials and Consumer Discretionary sectors and an underweight exposure to the Utilities sector. Specific stock holdings in the Financials, Consumer Discretionary, and Materials sectors also contributed to the Fund’s relative performance compared to its peers.

VIA uses more than one subadviser to manage the Fund’s assets. This multi-management strategy seeks to improve consistency of returns over time by eliminating reliance on the results of a single subadviser. The Fund’s subadvisers are as follows:

Subadviser Data

Fiduciary Management, Inc.

Founded:	1980
Investment Style:	Large-cap blend

T. Rowe Price Associates, Inc.

Founded:	1937
Investment Style:	Blue chip growth

Wellington Management Company, LLP

Founded:	1928
Investment Style:	Yield focused

Vantagepoint Growth & Income Fund

Sector Allocation as of December 31, 2010 (% of Total Investments)

The primary source of sector allocation classification is FactSet.

Due to rounding, pie chart allocations may not add up to 100%.

Vantagepoint Growth & Income Fund vs. S&P 500 Index:

Growth of $10,000 Invested December 31, 2000*

    Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Growth & Income Fund

Average Annual Total Return for the periods ended December 31, 2010*

One Year	14.81%
Three Years	-1.74%
Five Years	2.64%
Ten Years	2.33%
Fund Inception Date	October 2, 1998

*	Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money.

The Fund’s market benchmark, the S&P 500 Index, consists of 500 companies representing larger capitalization stocks traded in the U.S. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. The Fund’s portfolio may differ significantly from the securities in the index.

Vantagepoint Growth Fund

The Vantagepoint Growth Fund’s objective is to offer long-term capital growth. The principal investment strategy is to invest primarily, under normal circumstances, in U.S. common stocks that are considered by the Fund’s subadvisers to have above-average potential for growth, with emphasis on stocks of seasoned medium- and large-capitalization firms. The Fund also may invest in foreign equity securities (common and preferred stock), small-capitalization equity securities, U.S. preferred stock, and U.S. convertible securities.

Performance

The Vantagepoint Growth Fund gained 14.76% in 2010. The Fund’s market benchmark, the Russell 1000 Growth Index, gained 16.71% for the year. The Fund’s peer group benchmark, the Morningstar Large Growth Funds Average, a group of mutual funds with similar investment objectives, gained 15.53%.

The Fund benefitted from favorable equity market conditions, notably in the latter half of the year. The Fund’s positive absolute return in 2010 resulted from positive performance in all sectors of the U.S. equity market, led by the Fund’s investments in the Consumer Discretionary, Energy, and Industrials sectors.

The Fund’s underperformance relative to its market benchmark was primarily driven by the Fund’s underweight allocations to the Industrials and Materials sectors, and its overweight allocation to the Healthcare sector. Certain stock holdings in the Industrials and Materials sectors also detracted from performance. The impact of these factors was somewhat offset by an underweight allocation to the Technology sector and stock holdings in the Consumer Discretionary and Energy sectors.

The Fund’s underperformance relative to its peer group average resulted primarily from the Fund’s underweight allocation to the Consumer Discretionary sector and its overweight allocation to the Healthcare sector. Certain holdings in the Industrials sector also detracted from relative performance. The Fund’s relative performance benefitted from favorable stock holdings in the Energy and Financials sectors, and from an overweight allocation in the Materials sector.

As a result of a reallocation of assets among subadvisers, the Fund’s overall portfolio turnover was unusually high for the year at over 100%.

VIA uses more than one subadviser to manage the Fund’s assets. This multi-management strategy seeks to improve consistency of returns over time by eliminating reliance on the results of a single subadviser. The Fund’s sub advisers are as follows:

Subadviser Data

Columbus Circle Investors

Founded:	1975
Investment Style:	Large-cap growth

D.G. Capital Management Trust

Founded:	1996
Investment Style:	Opportunistic growth

Legg Mason Capital Management, Inc.

Founded:	1982
Investment Style:	Opportunistic growth

Tukman Grossman Capital Management, Inc.

Founded:	1980
Investment Style:	Contrarian growth

WestField Capital Management Company, L.P.

Founded:	1989
Investment Style:	Large-cap growth

Vantagepoint Growth Fund

Sector Allocation as of December 31, 2010 (% of Total Investments)

The primary source of sector allocation classification is FactSet.

Due to rounding, pie chart allocations may not equal 100%.

Vantagepoint Growth Fund vs. Russell 1000 Growth Index:

Growth of $10,000 Invested December 31, 2000*

    Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Growth Fund

Average Annual Total Return for the periods ended December 31, 2010*

One Year	14.76%
Three Years	-4.95%
Five Years	0.77%
Ten Years	-0.72%
Fund Inception Date	April 1, 1983

*	Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money.

The Fund’s market benchmark, the Russell 1000 Growth Index, is a subset of the Russell 1000 Index that measures the performance of the large-cap segment of the U.S. equity universe and includes companies with higher price-to-book ratios and higher expected growth values. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. The Fund’s portfolio may differ significantly from the securities in the index.

Vantagepoint Select Value Fund

The Vantagepoint Select Value Fund’s objective is to offer long-term growth from dividend income and capital appreciation. The principal investment strategy is to invest, under normal circumstances, primarily in common stocks of mid-capitalization U.S. companies that the Fund’s subadvisers believe present attractive investment opportunities at favorable prices in relation to the intrinsic worth of the issuer and may also offer the possibility for growth through reinvestment of dividends. The Fund also may invest in real estate investment trusts (up to 10% of the Fund’s net assets), and in foreign equity securities (common and preferred stock), U.S. preferred stocks, U.S. convertible securities, and small-capitalization equity securities.

Performance

The Vantagepoint Select Value Fund gained 20.34% in 2010. The Fund’s market benchmark, the Russell Midcap Value Index, gained 24.75%, while the Fund’s peer group benchmark, the Morningstar Mid-Cap Value Funds Average, a group of mutual funds with similar investment objectives, gained 21.92%.

The Fund benefitted from favorable equity market conditions, notably in the latter half of the year. The Fund’s positive absolute return in 2010 resulted from favorable performance in all sectors of the U.S. equity market, led by the Fund’s investments in the Energy, Consumer Discretionary, and Industrials sectors.

The Fund’s underperformance relative to its market benchmark primarily resulted from certain stock holdings in the Financials sector, coupled with an overweight allocation to the Information Technology sector and an underweight allocation to the Energy sector. This underperformance was somewhat offset by the Fund’s underweight allocation to the Utilities sector, its overweight allocation to the Industrials sector, and by specific stock holdings in the Utilities and Consumer Staples sectors.

The Fund’s underperformance relative to its peer group average was largely the result of stock holdings in the Financials and the Industrials sectors, and an underweight allocation to the Consumer Discretionary sector. On the other hand, the Fund’s relative performance benefitted from specific stock holdings in the Consumer Discretionary, Consumer Staples, and Energy sectors, in addition to an overweight allocation to the Industrials sector.

VIA uses more than one subadviser to manage the Fund’s assets. This multi-management strategy seeks to improve consistency of returns over time by eliminating reliance on the results of a single subadviser. The Fund’s subadvisers are as follows:

Subadviser Data

Artisan Partners Limited Partnership

Founded:	1995
Investment Style:	Contrarian value

Systematic Financial Management, L.P.

Founded:	1982
Investment Style:	Relative value

WEDGE Capital Management, LLP

Founded:	1984
Investment Style:	Concentrated traditional value

Vantagepoint Select Value Fund

Sector Allocation as of December 31, 2010 (% of Total Investments)

The primary source of sector allocation classification is FactSet.

Due to rounding, pie chart allocations may not add up to 100%.

Vantagepoint Select Value Fund vs. Russell Midcap Value Index:

Growth of $10,000 Invested October 30, 2007*

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Select Value Fund

Average Annual Total Return for the periods ended December 31, 2010*

One Year	20.34%
Three Years	2.88%
Since Inception	0.78%
Fund Inception Date	October 30, 2007

*	Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money.

The Fund’s market benchmark, the Russell Midcap Value Index, measures the performance of the mid-cap value segment of the U.S. equity universe and it includes those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. The Fund’s portfolio may differ significantly from the securities in the index.

Vantagepoint Aggressive Opportunities Fund

The Vantagepoint Aggressive Opportunities Fund’s objective is to offer high long-term capital appreciation. The principal investment strategy is to invest, under normal circumstances, primarily in common stocks of small- to mid-capitalization U.S. and foreign companies that the Fund’s subadvisers believe offer the opportunity for high capital appreciation. The range of the mid-capitalization stocks in which the Fund normally invests is expected to be that of the Russell Midcap Index. The Fund also may invest in foreign equity securities (common and preferred stock, including those of issuers located in emerging market countries), U.S. preferred stocks, and U.S. and foreign convertible securities. Investments in derivatives are limited to 10% of the Fund’s net assets but normally will not exceed 5% of the Fund’s net assets.

Performance

The Vantagepoint Aggressive Opportunities Fund gained 19.12% in 2010. The Fund’s market benchmark, the Russell Midcap Growth Index, gained 26.38%, while its peer group benchmark, the Morningstar Mid-Cap Growth Funds Average, a group of mutual funds with similar investment objectives, gained 24.61%.

The Fund benefitted from favorable equity market conditions, notably in the latter half of the year. The Fund’s positive absolute return in 2010 resulted from favorable performance in all sectors of the U.S. equity market, led by the Fund’s investments in the Information Technology, Consumer Discretionary, and Industrials sectors.

The Fund’s underperformance relative to its market benchmark largely resulted from specific stock holdings in the Consumer Discretionary, Industrials and Financials sectors that produced less positive results than those represented in the benchmark. These underlying holdings off set the modest contributions from the Fund’s stock holdings in the Consumer Staples and Utilities sectors.

The Fund’s underperformance relative to its peer group average largely resulted from specific stock holdings in the Consumer Discretionary, Industrials, and Health Care sectors. This underperformance was somewhat off set by the Fund’s favorable stock holdings in the Consumer Staples, Financials, and Information Technology sectors.

VIA uses more than one subadviser to manage the Fund’s assets. This multi-management strategy seeks to improve consistency of returns over time by eliminating reliance on the results of a single subadviser. The Fund’s subadvisers are as follows:

Subadviser Data

Legg Mason Capital Management, Inc.

Founded:	1982
Investment Style:	Opportunistic growth

Southeastern Asset Management, Inc.

Founded:	1975
Investment Style:	Special situations

TimesSquare Capital Management, LLC

Founded:	2004
Investment Style:	Growth opportunities

Wellington Management Company, LLP

Founded:	1928
Investment Style:	Select mid-cap growth

Vantagepoint Aggressive Opportunities Fund

Sector Allocation as of December 31, 2010 (% of Total Investments)

The primary source of sector allocation classification is FactSet.

Due to rounding, pie chart allocations may not add up to 100%.

Vantagepoint Aggressive Opportunities Fund vs. Russell Midcap Growth Index:

Growth of $10,000 Invested December 31, 2000*

    Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Aggressive Opportunities Fund

Average Annual Total Return for the periods ended December 31, 2010*

One Year	19.12%
Three Years	1.82%
Five Years	4.78%
Ten Years	2.45%
Fund Inception Date	October 1, 1994

*	Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money.

The Fund’s market benchmark, the Russell Midcap Growth Index, is a subset of the Russell Midcap Index that measures the performance of the mid-cap growth segment of the U.S. equity universe and includes companies with higher price-to-book ratios and higher forecasted growth values. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. The Fund’s portfolio may differ significantly from the securities in the index.

Vantagepoint Discovery Fund

The Vantagepoint Discovery Fund’s objective is to offer long-term capital growth. The principal investment strategy is to invest, under normal circumstances, primarily in a combination of common stocks of U.S. small-capitalization companies, Russell 2000 Index futures contracts, and U.S. and foreign fixed income securities held as collateral in connection with the Fund’s use of futures contracts and which, at all times, have a portfolio effective duration no greater than three years. The Fund’s subadvisers select stocks that they believe have above-average potential for growth and that generally have market capitalizations that fall within the range of companies in the Russell 2000 Index. The Fund also may invest in foreign equity securities (common and preferred stock, including those of issuers located in emerging market countries), U.S. preferred stock, and U.S. and foreign convertible securities. The Fund’s fixed income securities are generally investment grade securities. The Fund’s investments in derivative instruments are limited to 15% of the Fund’s net assets.

Performance

The Vantagepoint Discovery Fund gained 26.08% in 2010. The Fund’s market benchmark, the Russell 2000 Index, gained 26.85%, while its peer group benchmark, the Morningstar Small Blend Funds Average, a group of mutual funds with similar investment objectives, gained 25.61%.

The Fund benefitted from favorable equity market conditions, notably in the latter half of the year. The Fund’s positive absolute return in 2010 resulted from favorable performance in all sectors of the U.S. equity market, led by the Fund’s holding in the Materials, Industrials, and Consumer Staples sectors. The income generated by the fixed income securities held as collateral for the Fund’s use of futures contracts contributed to positive performance. The Fund’s specific stock holdings in the Telecommunication Services sector modestly dampened absolute performance.

The Fund’s underperformance relative to its market benchmark resulted primarily from particular stock holdings in the Technology sector, and to a lesser extent, holdings in the Consumer Discretionary, Energy, and Telecommunication Services sectors. This modestly off set the positive contributions from the Fund’s underweight allocation to the Financials sector, as well as stock holdings in the Materials, Healthcare, Industrials, and Consumer Staples sectors.

The Fund’s outperformance relative to its peer group average largely resulted from stock holdings in Materials and Industrials sectors. The Fund’s relative performance also benefitted from an overweight allocation to the Energy sector and an underweight position in the Financials sector. On the other hand, specific stock holdings in the Technology and Telecommunication Services sectors dampened relative performance.

The Fund used derivative instruments during the year. Consistent with the Fund’s principal investment strategy, the Fund invested in Russell 2000 Index futures to seek to gain market exposure to U.S. small-capitalization stocks in a cost-effective manner (the cost of a futures contract at purchase is generally lower than purchasing the underlying equity securities). The Fund also used interest rate futures to manage interest rate exposure in the fixed income portion of the Fund, and used forward currency contracts to manage currency risk from the Fund’s modest foreign bond exposure. Neither the use of interest rate futures nor forward currency contracts had a material impact on Fund performance or risk.

VIA uses more than one subadviser to manage the Fund’s assets. This multi-management strategy seeks to improve consistency of returns over time by eliminating reliance on the results of a single subadviser. The Fund’s subadvisers are as follows:

Subadviser Data
Payden & Rygel

Founded:	1983
Investment Style:	Enhanced index

Wellington Management Company, LLP

Founded:	1928
Investment Style:	Diversifed small blend

Vantagepoint Discovery Fund Asset Class Exposure

as of December 31, 2010* (% of Net Assets)

*	Portfolio exposures represent the market value of physical securities and the measurement of exposure through the derivative instruments held by the Fund as a percent of the Fund’s net assets. For the purpose of displaying this allocation information, exposure through derivatives is measured based on the value of the underlying assets, rate or index represented by the derivative. This measurement is different from the valuation used for the purposes of calculating the Fund’s net asset value. This measurement method is intended to reflect the “economic exposure” of the derivative - effectively, the market exposure, to the Fund. This may result in a total percentage in the chart that exceeds 100%.

Vantagepoint Discovery Fund

Fixed Income Sector Allocation as of December 31, 2010 (% of Net Assets excluding Equities)

The Fixed Income Sector Allocation reflected in this pie chart was calculated using the actual fixed income securities held by the Fund. This pie represents the portion of the Fund classified as Bonds in the Asset Class Exposure Table. The primary source of fixed income sector classification is BondEdge. Due to rounding, pie chart allocations may not equal 100%.

Vantagepoint Discovery Fund

Equity Sector Allocation as of December 31, 2010 (% of Total Investments excluding Bonds and Cash)

The Equity Sector Allocation reflected in this pie chart was calculated using the actual equity securities held by the Fund and blending them with the sectors represented in the Russell 2000 Index futures held by this Fund. This pie represents the portion of the Fund classified as Stocks in the Asset Class Exposure Table. The primary source of equity sector classification is FactSet. Due to rounding, pie chart allocations may not equal 100%.

Vantagepoint Discovery Fund vs. Russell 2000 Index:

Growth of $10,000 Invested October 30, 2007*

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Discovery Fund

Average Annual Total Return for the periods ended December 31, 2010*

One Year	26.08%
Three Years	2.60%
Since Inception	0.32%
Fund Inception Date	October 30, 2007

*	Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money.

The Fund’s market benchmark, the Russell 2000 Index, measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index, and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. The Fund’s portfolio may differ significantly from the securities in the index.

Vantagepoint International Fund

The Vantage point International Fund’s objective is to offer long-term capital growth and diversification by country. The principal investment strategy is to invest primarily in the common stocks of companies headquartered outside of the United States. The Fund will invest, under normal circumstances, at least 80% of its net assets in foreign equity securities (common and preferred stock), including those of issuers located in emerging market countries. Strategies used by the Fund’s subadvisers include: 1) investing in equity securities believed to have above-average potential for growth across multiple capitalization sizes; and 2) investing in equity securities believed to be priced below fair market value at the time of purchase. The Fund also may invest in U.S. or foreign fixed income securities, U.S. equity securities, and U.S. or foreign convertible securities. Investments in derivatives are limited to 10% of the Fund’s net assets but normally will not exceed 5% of the Fund’s net assets.

Performance

The Vantagepoint International Fund gained 7.61% in 2010. The Fund’s market benchmark, the MSCI Europe Australasia and Far East (EAFE) Net Index, gained 7.75%. The Fund’s peer group benchmark, the Morningstar Foreign Large Blend Funds Average, a group of mutual funds with similar investment objectives, gained 10.24%.

The Fund’s positive absolute return in 2010 resulted from the generally favorable global equity market environment evident in the latter half of the year. The Fund experienced gains in nearly every geographic region, with Asian countries being the largest geographic contributors to absolute performance. Positive currency returns provided nearly one third of the Fund’s return. Additionally, every sector except the Utilities sector produced positive returns for the Fund.

The Fund’s modest underperformance relative to its market benchmark largely resulted from stock holdings in the United Kingdom and the Consumer Discretionary sector. This underperformance was offset by the Fund’s stock holdings in Japan and the Fund’s allocation to strongly performing emerging market countries and North America, which are not included in the benchmark. Stock holdings in the Financials, Materials, and Health Care sectors also contributed positively to benchmark-relative performance.

The Fund’s underperformance relative to its peer group average largely resulted from the relatively weak performance of stock holdings in emerging market countries and in Europe. This underperformance was partially offset by the Fund’s overweight position in developed Asian countries, and stock holdings in Japan that proved beneficial. Stock holdings in the Financials, Materials, and Health Care sectors also contributed to Fund performance, as well as the Fund’s exposure to better performing small-capitalization holdings.

The Fund used forward foreign currency contracts during the year to gain exposure to foreign currencies and to facilitate security purchases. This had a minimal impact on Fund performance.

VIA uses more than one subadviser to manage the Fund’s assets. This multi-management strategy seeks to improve consistency of returns over time by eliminating reliance on the results of a single subadviser. The Fund’s subadvisers are as follows:

Subadviser Data

Artisan Partners Limited Partnership

Founded:	1995
Investment Style:	International growth opportunities

GlobeFlex Capital, LP

Founded:	1994
Investment Style:	Diversified all-cap

Mondrian Investment Partners Limited

Founded:	1990
Investment Style:	Value-oriented international

Walter Scott & Partners Limited

Founded:	1983
Investment Style:	Concentrated growth

Vantagepoint International Fund

Country Allocation as of December 31, 2010 (% of Net Assets)

*Other represents countries with under a 2.0% individual weighting. The primary source of country allocation classification is FactSet.

Due to rounding, pie chart allocations may not add up to 100%.

Vantagepoint International Fund vs. MSCI EAFE (Net) Index:

Growth of $10,000 Invested December 31, 2000*

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint International Fund

Average Annual Total Return for the periods ended December 31, 2010*

One Year	7.61%
Three Years	-6.75%
Five Years	2.01%
Ten Years	2.73%
Fund Inception Date	October 1, 1994

*	Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money.

The Fund’s market benchmark, the MSCI EAFE (Net) Index, is a free fl oat-adjusted market capitalization index of equity securities that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada, and approximates the minimum possible dividend reinvestment after deduction of withholding tax according to MSCI Barra’s methodology. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. The Fund’s portfolio may differ significantly from the securities in the index.

Vantagepoint Diversifying Strategies Fund*

The Vantagepoint Diversifying Strategies Fund’s objective is to offer long-term capital growth. The Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different from that of traditional asset classes, such as stocks and fixed income securities (i.e., a “low correlation” to such asset classes). In combination, the Fund’s investment strategies seek to provide investment exposure to U.S. and foreign stocks and fixed income securities (including convertible securities) and foreign currencies through direct investments or through the use of derivative instruments. The Fund employed three strategies in 2010 — a global tactical asset allocation strategy, a low duration-plus fixed income strategy, and a convertible securities strategy. The Fund’s assets allocated to the global tactical asset allocation strategies are invested in derivative instruments that provide investment exposure to the global equity, investment grade fixed income and currency markets. The Fund’s assets allocated to the convertible securities strategies are invested in U.S. and foreign convertible securities, and the subadvisers also may invest in a combination of either convertible or non-convertible bonds, and common stocks or equity options, to seek to replicate the investment exposure of convertible securities or to seek to manage risk. In addition, the Fund’s convertible strategies subadvisers may invest in non-convertible bonds, common stocks as well as restricted securities. The Fund’s assets allocated to the low duration-plus fixed income strategy are invested in core short and intermediate maturity U.S. and foreign fixed income securities that combined generally have a portfolio effective duration of no greater than three years.

Performance

The Vantagepoint Diversifying Strategies Fund gained 5.04% during 2010. The Fund’s market benchmark, the Barclays Capital U.S. Intermediate Aggregate Bond Index, gained 6.15%. The Fund’s custom benchmark, which is an equal-weighted blend of the S&P 500 Index and the Barclays Capital U.S. Intermediate Aggregate Bond Index, gained 11.06%.

The Fund’s absolute performance resulted from positive returns from each of the Fund’s strategies, with the convertible securities strategy providing equity-like double-digit returns. The Fund’s other two strategies — the global tactical asset allocation strategy and low duration bond-plus fixed income strategy — provided single digit results.

The Fund’s underperformance in 2010 relative to its market benchmark resulted from the low duration-plus strategy underperforming due to its shorter duration relative to the benchmark, and the global tactical asset allocation strategy underperforming due to adverse foreign equity and currency exposures. Strong contribution from the convertible securities strategy modestly off set these detractors.

The Fund used derivatives extensively in 2010 when executing its global tactical asset allocation strategy. This strategy tactically allocates across global equities, fixed income securities and currencies on a long and short basis based on the Fund subadvisers’ perceived prospects for returns. The Fund used exchange-traded interest rate futures and over-the-counter total return swaps to take long and short positions in sovereign bonds. It also used exchange-traded equity futures, and to a lesser extent, exchange-traded and over-the-counter options, to gain long and short exposure to global equity markets. Additionally, the Fund used forward currency contracts to gain or alter exposure to currencies of developed countries. In combination, the Fund used derivatives positions to seek to provide flexibility and efficiency in implementing the Fund’s strategy and the Fund’s use of derivatives generally produced positive returns. The risks resulting from the use of derivatives were generally consistent with risks of the underlying markets, and the combination of offsetting long and short positions within each asset class generally resulted in a small amount of net exposure.

VIA uses more than one subadviser to manage the Fund’s assets. This multi-management strategy seeks to improve consistency of returns over time by eliminating reliance on the results of a single subadviser. The Fund’s subadvisers are as follows:

*	As of January 4, 2010, the Fund’s name was changed from the Diversified Assets Fund. Also effective on that date were changes to the Fund’s principal investment strategies to include a convertible securities strategy and the addition of two new subadvisers to manage the Fund’s assets in that strategy.

Subadviser Data

Analytic Investors, LLC		Payden & Rygel

Founded:	1970	Founded:	1983
Investment Style:	Global tactical asset allocation	Investment Style:	Enhanced cash management

Calamos Advisors, LLC		Shenkman Capital Management, Inc.

Founded:	1977	Founded:	1985
Investment Style:	Global convertible securities	Investment Style:	Convertible securities

Mellon Capital Management Corporation

Founded:	1983
Investment Style:	Global tactical asset allocation

Payden & Rygel

Founded:	1983
Investment Style:	Low duration-plus fixed income

Vantagepoint Diversifying Strategies Fund Asset Class Exposure

as of December 31, 2010** (% of Net Assets)

**	Portfolio exposures represent the market value of physical securities and the measurement of exposure to asset classes through the derivative instruments held by the Fund as a percent of the Fund’s net assets. For the purpose of displaying this allocation information, exposure through derivatives is measured based on the value of the underlying assets, rate or index represented by the derivative. This measurement is different from the valuation used for the purposes of calculating the Fund’s net asset value. This measurement method is intended to reflect the “economic exposure” of the derivative — effectively, the market exposure to the Fund. This results in a total percentage reflected in the chart that exceeds 100%.

In its use of derivative instruments, the Fund may take both long positions (the values of which move in the same direction as the prices of the underlying investments, pools of investments, indexes or currencies) and short positions (the values of which move in the opposite direction from the prices of the underlying investments, pools of investments, indexes or currencies). These long and short positions are reflected in the chart above.

Vantagepoint Diversifying Strategies Fund vs. Barclays Capital U.S. Intermediate Aggregate Bond Index

and Custom Benchmark: Growth of $10,000 Invested October 30, 2007***

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Diversifying Strategies Fund

Average Annual Total Return for the periods ended December 31, 2010***

One Year	5.04%
Three Years	1.47%
Since Inception	1.36%
Fund Inception Date	October 30, 2007

***	Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money.

The Fund’s market benchmark, the Barclays Capital U.S. Intermediate Aggregate Bond Index, is comprised of U.S. Government, mortgage, corporate, and asset-backed securities with maturities of one to ten years. The Fund’s custom benchmark is an equal-blend of the Barclays Capital U.S. Intermediate Aggregate Bond Index and the S&P 500 Index, which consists of 500 companies representing larger capitalization stocks traded in the U.S. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. The Fund’s portfolio may differ significantly from the securities in the indexes.

Vantagepoint Index Funds

The Vantagepoint Index Funds follow an indexed or “passively managed” approach to investing. The Funds invest in securities that are selected to try to approximate the investment characteristics and performance of their respective benchmarks. To minimize transaction costs, the Index Funds, with the exception of the 500 Stock Index and Overseas Equity Index Funds, use sampling techniques to approximate their benchmarks’ characteristics using fewer securities than are contained in the market benchmark index.

1)	The Vantagepoint Core Bond Index Fund’s objective is to offer current income by approximating the performance of the Barclays Capital U.S. Aggregate Bond Index.

2)	The Vantagepoint 500 Stock Index Fund’s objective is to offer long-term capital growth by approximating the performance of the S&P 500 Index.

3)	The Vantagepoint Broad Market Index Fund’s objective is to offer long-term capital growth by approximating the performance of the Wilshire 5000 Total Market Index.

4)	The Vantagepoint Mid/Small Company Index Fund’s objective is to offer long-term capital growth by approximating the performance of the Wilshire 4500 Completion Index.

5)	The Vantagepoint Overseas Equity Index Fund’s objective is to offer long-term capital growth and diversification by approximating the performance of the MSCI Europe Australasia Far East (EAFE) (Net) Index.

Performance

Performance of the Index Funds will differ from the underlying indexes for several reasons. First, fund fees and expenses reduce Fund performance, while the indexes themselves bear no management fees, transaction costs or other expenses. Second, due to sampling techniques used by the Core Bond, Broad Market, and Mid/Small Company Index Funds, there will be tracking error, which may impact Fund performance positively or negatively. Third, changes to the indexes, such as additions or deletions in the securities contained in an index and rebalancing, can cause tracking error which may impact the Fund’s performance positively or negatively as compared to its benchmark index. Fourth, the timing of cash flows into and out of a Fund will affect its ability to precisely track its underlying index. Fifth, there may be pricing differences if the index and the Fund use different pricing sources. This is more common in the Overseas Equity Index Fund and the Core Bond Index Fund.

The Vantagepoint Core Bond Index Fund gained 6.13% (Class I shares) and gained 6.41% (Class II shares). The Fund’s market benchmark, the Barclays Capital U.S. Aggregate Bond Index, gained 6.54%.

The Vantagepoint 500 Stock Index Fund gained 14.56% (Class I shares) and gained 14.78% (Class II shares). The Fund’s market benchmark, the S&P 500 Index, gained 15.06%.

The Vantagepoint Broad Market Index Fund gained 16.84% (Class I shares) and gained 17.12% (Class II shares). The Fund’s market benchmark, the Wilshire 5000 Total Market Index, gained 17.17%.

The Vantagepoint Mid/Small Company Index Fund gained 27.93% (Class I shares) and gained 28.15% (Class II shares). The Fund’s market benchmark, the Wilshire 4500 Completion Index, gained 28.43%.

The Vantagepoint Overseas Equity Index Fund gained 7.37% (Class I shares) and gained 7.54% (Class II shares). The Fund’s market benchmark, the MSCI EAFE (Net) Index, gained 7.75%.

As of December 31, 2010, each Index Fund was managed by Mellon Capital Management Corporation.

Subadviser Data

Mellon Capital Management Corporation

Founded:	1983
Investment Style:	Index portfolio

Vantagepoint Core Bond Index Fund

Sector Allocation as of December 31, 2010 (% of Net Assets)

The primary source of sector allocation classification is BondEdge.

Due to rounding, pie chart allocations may not add up to100%.

Vantagepoint Core Bond Index Fund Class I vs. Barclays Capital U.S. Aggregate Bond Index:

Growth of $10,000 Invested December 31, 2000*

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Core Bond Index Fund Class II vs. Barclays Capital U.S. Aggregate Bond Index:

Growth of $10,000 Invested December 31, 2000*

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Core Bond Index Fund

Average Annual Total Return for the periods ended December 31, 2010*

	Class I Shares	Class II Shares
One Year	6.13%	6.41%
Three Years	5.44%	5.65%
Five Years	5.33%	5.55%
Ten Years	5.42%	5.64%

Fund Inception Date	June 2, 1997	April 5, 1999

*	Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money.

The Fund’s market benchmark, the Barclays Capital U.S. Aggregate Bond Index, consists of investment-grade U.S. fixed income securities. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading.

Vantagepoint 500 Stock Index Fund

Sector Allocation as of December 31, 2010 (% of Total Investments)

The primary source of sector allocation classification is FactSet.

Due to rounding, pie chart allocations may not add up to 100%.

Vantagepoint 500 Stock Index Fund Class I vs. S&P 500 Index:

Growth of $10,000 Invested December 31, 2000*

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint 500 Stock Index Fund Class II vs. S&P 500 Index:

Growth of $10,000 Invested December 31, 2000*

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint 500 Stock Index Fund

Average Annual Total Return for the periods ended December 31, 2010*

	Class I Shares	Class II Shares
One Year	14.56%	14.78%
Three Years	-3.24%	-3.04%
Five Years	1.87%	2.09%
Ten Years	0.98%	1.18%

Fund Inception Date	June 2, 1997	April 5, 1999

*	Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money.

The Fund’s market benchmark, the S&P 500 Index, consists of 500 companies representing larger capitalization stocks traded in the U.S. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading.

Vantagepoint Broad Market Index Fund

Sector Allocation as of December 31, 2010 (% of Total Investments)

The primary source of sector allocation classification is FactSet.

Due to rounding, pie chart allocations may not add up to 100%.

Vantagepoint Broad Market Index Fund Class I vs. Wilshire 5000 Total Market Index:

Growth of $10,000 Invested December 31, 2000*

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Broad Market Index Fund Class II vs. Wilshire 5000 Total Market Index:

Growth of $10,000 Invested December 31, 2000*

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Broad Market Index Fund

Average Annual Total Return for the periods ended December 31, 2010*

	Class I Shares	Class II Shares
One Year	16.84%	17.12%
Three Years	-2.05%	-1.86%
Five Years	2.67%	2.87%
Ten Years	2.05%	2.26%

Fund Inception Date	October 1, 1994	April 5, 1999

*	Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money.

The Fund’s market benchmark, the Wilshire 5000 Total Market Index, consists of all U.S. equity securities with readily available price data and is calculated using a fl oat-adjusted market capitalization weighting. The float adjusted methodology adjusts an individual stock’s market capitalization to account for (by excluding) shares that may be restricted or otherwise unavailable for purchase. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading.

Vantagepoint Mid/Small Company Index Fund

Sector Allocation as of December 31, 2010 (% of Total Investments)

The primary source of sector allocation classification is FactSet.

Due to rounding, pie chart allocations may not add up to 100%.

Vantagepoint Mid/Small Company Index Fund Class I vs. Wilshire 4500 Completion Index:

Growth of $10,000 Invested December 31, 2000*

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Mid/Small Company Index Fund Class II vs. Wilshire 4500 Completion Index:

Growth of $10,000 Invested December 31, 2000*

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Mid/Small Company Index Fund

Average Annual Total Return for the periods ended December 31, 2010*

	Class I Shares	Class II Shares
One Year	27.93%	28.15%
Three Years	2.29%	2.49%
Five Years	5.26%	5.47%
Ten Years	5.72%	5.93%

Fund Inception Date	June 2, 1997	April 5, 1999

*	Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money.

The Fund’s market benchmark, the Wilshire 4500 Completion Index, is constructed using the Wilshire 5000 Total Market Index securities with the companies in the S&P 500 Index removed and is calculated using a float-adjusted market capitalization weighting. As such it consists of small- and mid-capitalization U.S. equity securities. The fl oat-adjusted methodology adjusts an individual stock’s market capitalization to account for (by excluding) shares that may be restricted or otherwise unavailable for purchase. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading.

Vantagepoint Overseas Equity Index Fund

Country Allocation as of December 31, 2010 (% of Net Assets)

*Other represents countries with under a 2.0% individual weighting. The primary source of country allocation classification is FactSet.

Due to rounding, pie chart allocations may not equal 100%.

Vantagepoint Overseas Equity Index Fund Class I vs. MSCI EAFE (Net) Index:

Growth of $10,000 Invested December 31, 2000*

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Overseas Equity Index Fund Class II vs. MSCI EAFE (Net) Index:

Growth of $10,000 Invested December 31, 2000*

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Overseas Equity Index Fund

Average Annual Total Return for the periods ended December 31, 2010*

	Class I Shares	Class II Shares
One Year	7.37%	7.54%
Three Years	-7.16%	-6.95%
Five Years	2.02%	2.23%
Ten Years	2.95%	3.17%

Fund Inception Date	June 2, 1997	April 5, 1999

*	Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money.

The Fund’s market benchmark, the MSCI EAFE (Net) Index, is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada and approximates the maximum possible dividend reinvestment after deduction of withholding tax according to MSCI Barra’s methodology. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading.

Vantagepoint Model Portfolio Savings Oriented Fund

The Vantagepoint Model Portfolio Savings Oriented Fund’s objective is to offer capital preservation, reasonable current income and some capital growth while seeking to limit risk. The principal investment strategy is to invest in a combination of underlying Vantagepoint Funds to seek to obtain exposure to approximately 55% fixed income investments, 25% equity investments, and 20% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (a “multi-strategy” Fund) by investing in the following Vantagepoint Funds at target allocations within the percentage ranges indicated:*

FIXED INCOME
Low Duration Bond Fund	26%–36%
Core Bond Index Fund (Class I)	4%–14%
Inflation Protected Securities Fund	10%–20%

EQUITY
Equity Income Fund	5%–15%
Growth & Income Fund	5%–15%
International Fund	0%–10%

MULTI-STRATEGY
Diversifying Strategies Fund	18%–22%

Performance

The Vantagepoint Model Portfolio Savings Oriented Fund gained 6.78% in 2010. The Fund’s market benchmark, the Barclays Capital U.S. Intermediate Aggregate Bond Index, gained 6.15%, while the Fund’s peer group benchmark, the Morningstar Conservative Allocation Funds Average, a group of mutual funds with similar investment objectives, gained 10.03%. The Fund’s custom benchmark gained 8.71%. The Fund’s custom benchmark is composed of market indexes that reflect the general performance of the asset classes in which the Fund invests, in weighted percentages, corresponding to the historical target allocation to those asset classes for the Fund.

The Model Portfolio Savings Oriented Fund produced a positive absolute return in 2010 because each of its underlying funds earned a positive return for the year. The Core Bond Index Fund (Class I) rose 6.13%, the Inflation Protected Securities Fund increased 5.95%, and the Low Duration Bond Fund gained 3.58%. The Fund’s underlying three equity funds each produced positive returns, with the Growth & Income Fund returning 14.81%, the Equity Income Fund returning 13.28%, and the International fund returning 7.61%. Also, the Diversifying Strategies Fund gained 5.04%. Please refer to each component fund’s commentary within this report for more information.

The Fund outperformed its market benchmark due to its allocation to equity funds, which outperformed bonds as represented by the Fund’s market benchmark. The Fund underperformed its peer group average largely due to its strategic allocation to U.S. equities, which is lower than the typical peer. Performance against peers also lagged due to the Fund’s underweight allocation to smaller capitalization stocks within the U.S. equity allocation and its overweight allocation to international equities, which provided positive but lower returns than U.S. equities. Additionally, the Fund’s conservative positioning, which emphasized higher-quality fixed income securities compared to its peers, detracted from relative performance.

*	Effective January 4, 2010, the Fund changed its principal investment strategies, made changes to its asset class allocations and underlying fund allocations and ranges, as reflected in the table.

Vantagepoint Model Portfolio Savings Oriented Fund

Underlying Fund Allocation as of December 31, 2010 (% of Net Assets)

Due to rounding, pie chart allocations may not add up to 100%.

Vantagepoint Model Portfolio Savings Oriented Fund vs. Barclays Capital U.S. Intermediate Aggregate

Bond Index and Custom Benchmark: Growth of $10,000 Invested December 31, 2000*

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Model Portfolio Savings Oriented Fund

Average Annual Total Return for the periods ended December 31, 2010*

One Year	6.78%
Three Years	2.80%
Five Years	4.27%
Ten Years	4.12%
Fund Inception Date	February 9, 1995

*	Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money.

The Fund’s market benchmark, the Barclays Capital U.S. Intermediate Aggregate Bond Index, is an unmanaged index comprised of U.S. Government, mortgage, corporate and asset-backed securities with maturities of one to 10 years. The custom benchmark is composed of market indexes that reflect the general performance of the primary asset classes in which the Fund invests, in weighted percentages that correspond to the historical target allocations to those asset classes for the Fund. Those asset class benchmarks are the Barclays Capital U.S. Intermediate Aggregate Bond Index for the fixed income asset class and the S&P 500 Index for the equity asset class. The S&P 500 Index is an index consisting of 500 companies representing larger capitalization stocks traded in the U.S. Should the target allocations for the Fund between those asset classes change, the percentage allocations to the corresponding indexes will also change when calculating the custom benchmark. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. A fund’s portfolio may differ significantly from the securities held in the indexes.

Vantagepoint Model Portfolio Conservative Growth Fund

The Vantagepoint Model Portfolio Conservative Growth Fund’s objective is to offer reasonable current income and capital preservation, with modest potential for capital growth. The principal investment strategy is to invest in a combination of underlying Vantagepoint Funds to seek to obtain exposure to approximately 41% fixed income investments, 40% equity investments, and 19% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (a “multi-strategy” Fund) by investing in the following Vantagepoint Funds at target allocations within the percentage ranges indicated:*

FIXED INCOME
Low Duration Bond Fund	14%–24%
Core Bond Index Fund (Class I)	7%–17%
Inflation Protected Securities Fund	5%–15%

EQUITY
Equity Income Fund	6%–16%
Growth & Income Fund	4%–14%
Growth Fund	1%–11%
Select Value Fund	0%–8%
Aggressive Opportunities Fund	0%–8%
International Fund	3%–13%

MULTI-STRATEGY
Diversifying Strategies Fund	17%–21%

Performance

The Model Portfolio Conservative Growth Fund gained 8.60% in 2010. The Fund’s market benchmark, the Barclays Capital U.S. Intermediate Aggregate Bond Index, gained 6.15%, while the Fund’s peer group benchmark, the Morningstar Conservative Allocation Funds Average, a group of mutual funds with similar investment objectives, gained 10.03%. The Fund’s custom benchmark gained 10.15%. The Fund’s custom benchmark is composed of market indexes that reflect the general performance of the asset classes in which the Fund invests, in weighted percentages, corresponding to the historical target allocation to those asset classes for the Fund.

The Model Portfolio Conservative Growth Fund produced a positive absolute return in 2010 because each of its underlying funds earned a positive return for the year. The Core Bond Index Fund (Class I) rose 6.13%, the Inflation Protected Securities Fund increased 5.95%, and the Low Duration Bond Fund gained 3.58%. The Fund’s six underlying equity funds — the Equity Income Fund, the Growth & Income Fund, the Growth Fund, the Select Value Fund, the Aggressive Opportunities Fund and the International Fund — each produced returns ranging between 7.61% for the International Fund and 20.34% for Select Value Fund. Also, the Diversifying Strategies Fund gained 5.04%. Please refer to each component fund’s commentary within this report for more information.

The Fund outperformed its market benchmark due to its allocation to equity funds, which outperformed bonds as represented by the Fund’s market benchmark. The Fund underperformed its peer group average due to an underweight in smaller capitalization equities within the U.S. equity allocation and an overweight in international equities, which provided positive but lower returns than U.S. equities. The Fund’s underweight in both growth and emerging market equities also detracted from relative performance against peers. Additionally, the Fund’s conservative positioning, which emphasized higher-quality fixed income securities compared to its peers, detracted from relative performance.

*	Effective January 4, 2010, the Fund changed its principal investment strategies, and made changes to its asset class allocations and underlying fund allocations and ranges, as reflected in the table.

Vantagepoint Model Portfolio Conservative Growth Fund

Underlying Fund Allocation as of December 31, 2010 (% of Net Assets)

Due to rounding, pie chart allocations may not add up to 100%.

Vantagepoint Model Portfolio Conservative Growth Fund vs. Barclays Capital U.S. Intermediate

Aggregate Bond Index and Custom Benchmark: Growth of $10,000 Invested December 31, 2000*

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Model Portfolio Conservative Growth Fund

Average Annual Total Return for the periods ended December 31, 2010*

One Year	8.60%
Three Years	1.99%
Five Years	4.15%
Ten Years	3.87%
Fund Inception Date	April 1, 1996

*	Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money.

The Fund’s market benchmark, the Barclays Capital U.S. Intermediate Aggregate Bond Index, is an unmanaged index comprised of U.S. Government, mortgage, corporate and asset-backed securities with maturities of one to 10 years. The custom benchmark is composed of market indexes that reflect the general performance of the primary asset classes in which the Fund invests, in weighted percentages that correspond to the historical target allocations to those asset classes for the Fund. Those asset class benchmarks are the Barclays Capital U.S. Intermediate Aggregate Bond Index for the fixed income asset class and the S&P 500 Index for the equity asset class. The S&P 500 Index is an index consisting of 500 companies representing larger capitalization stocks traded in the U.S. Should the target allocations for the Fund between those asset classes change, the percentage allocations to the corresponding indexes will also change when calculating the custom benchmark. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. A fund’s portfolio may differ significantly from the securities held in the indexes.

Vantagepoint Model Portfolio Traditional Growth Fund

The Vantagepoint Model Portfolio Traditional Growth Fund’s objective is to offer moderate capital growth and reasonable current income. The principal investment strategy of the Fund is to invest in a combination of underlying Vantagepoint Funds to seek to obtain exposure to approximately 25% fixed income investments, 60% equity investments, and 15% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (a “multi-strategy” Fund) by investing in the following Vantagepoint Funds at target allocations within the percentage ranges indicated:*

FIXED INCOME
Low Duration Bond Fund	3	%–13%
Core Bond Index Fund (Class I)	8	%–18%
Inflation Protected Securities Fund	0	%–9%

EQUITY
Equity Income Fund	7	%–17%
Growth & Income Fund	7	%–17%
Growth Fund	5	%–15%
Select Value Fund	1	%–11%
Aggressive Opportunities Fund	1	%–11%
Discovery Fund	0	%–8%
International Fund	7	%–17%

MULTI-STRATEGY
Diversifying Strategies Fund	13	%–17%

Performance

The Vantagepoint Model Portfolio Traditional Growth Fund gained 10.95% in 2010. The Fund’s market benchmark, the S&P 500 Index, gained 15.06%, while the Fund’s peer group benchmark, the Morningstar Moderate Allocation Funds Average, a group of mutual funds with similar investment objectives, gained 11.83%. The Fund’s custom benchmark gained 11.94%. The Fund’s custom benchmark is composed of market indexes that reflect the general performance of the asset classes in which the Fund invests, in weighted percentages, corresponding to the historical target allocation to those asset classes for the Fund.

The Model Portfolio Traditional Growth Fund produced a positive absolute return in 2010 because each of its underlying funds earned a positive return for the year. The Fund’s seven underlying equity funds produced returns ranging from 7.61% for the International Fund to 26.08% for the Discovery Fund. The Fund’s three underlying bond funds — the Core Bond Index Fund (Class I), the Inflation Protected Securities Fund, and the Low Duration Bond Fund — returned 6.13%, 5.95% and 3.58% respectively. Also, the Diversifying Strategies Fund gained 5.04%. Please refer to each component fund’s commentary within this report for more information.

The Fund underperformed its market benchmark due to its allocation to non-equity funds, which underperformed equities as represented by the Fund’s market benchmark. The Fund underperformed its peer group average due to an overweight in international equities, which provided positive but lower returns than U.S. equities, and an overweight in conservative higher-quality fixed income securities, which underperformed against lower-quality securities held more extensively by peers.

*	Effective January 4, 2010, the Fund changed its principal investment strategies, and made changes to its asset class allocations and underlying fund allocations and ranges, as reflected in the table.

Vantagepoint Model Portfolio Traditional Growth Fund

Underlying Fund Allocation as of December 31, 2010 (% of Net Assets)

Due to rounding, pie chart allocations may not add up to 100%.

Vantagepoint Model Portfolio Traditional Growth Fund vs. S&P 500 Index and Custom Benchmark:

Growth of $10,000 Invested December 31, 2000*

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Model Portfolio Traditional Growth Fund

Average Annual Total Return for the periods ended December 31, 2010*

One Year	10.95%
Three Years	0.80%
Five Years	3.89%
Ten Years	3.45%
Fund Inception Date	April 1, 1996

*	Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money.

The Fund’s market benchmark, the S&P 500 Index, is an index consisting of 500 companies representing larger capitalization stocks traded in the U.S. The custom benchmark is composed of market indexes that reflect the general performance of the primary asset classes in which the Fund invests, in weighted percentages that correspond to the historical target allocations to those asset classes for the Fund. Those asset class benchmarks are the Barclays Capital U.S. Intermediate Aggregate Bond Index for the fixed income asset class and the S&P 500 Index for the equity asset class. The Barclays Capital U.S. Intermediate Aggregate Bond Index is an unmanaged index comprised of U.S. Government, mortgage, corporate and asset-backed securities with maturities of one to 10 years. Should the target allocations for the Fund between those asset classes change, the percentage allocations to the corresponding indexes will also change when calculating the custom benchmark. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. A fund’s portfolio may differ significantly from the securities held in the indexes.

Vantagepoint Model Portfolio Long-Term Growth Fund

The Vantagepoint Model Portfolio Long-Term Growth Fund’s objective is to offer high long-term capital growth and modest current income. The principal investment strategy of the Fund is to invest in a combination of underlying Vantagepoint Funds to seek to obtain exposure to approximately 13% fixed income investments, 75% equity investments, and 12% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (a “multi-strategy” Fund) in the following Vantagepoint Funds at target allocations within the percentage ranges indicated:*

FIXED INCOME
Core Bond Index Fund (Class I)	8	%–18%

EQUITY
Equity Income Fund	8	%–18%
Growth & Income Fund	8	%–18%
Growth Fund	7	%–17%
Select Value Fund	4	%–14%
Aggressive Opportunities Fund	4	%–14%
Discovery Fund	0	%–10%
International Fund	11	%–21%

MULTI-STRATEGY
Diversifying Strategies Fund	10	%–14%

Performance

The Vantagepoint Model Portfolio Long-Term Growth Fund gained 12.54% in 2010. The Fund’s market benchmark, the S&P 500 Index, gained 15.06%, while the Fund’s peer group benchmark, the Morningstar Large Blend Funds Average, a group of mutual funds with similar investment objectives, gained 14.00%. The Fund’s custom benchmark gained 13.18%. The Fund’s custom benchmark is composed of market indexes that reflect the general performance of the asset classes in which the Fund invests, in weighted percentages, corresponding to the historical target allocation to those asset classes for the Fund.

The Model Portfolio Long-Term Growth Fund produced a positive absolute return in 2010 because each of its underlying funds earned a positive return for the year. The Fund’s seven underlying equity funds produced returns ranging from 7.61% for the International Fund to 26.08% for the Discovery Fund. The Fund’s single fixed income fund, the Core Bond Index Fund (Class I), rose 6.13%. Also, the Diversifying Strategies Fund gained 5.04%. Please refer to each component fund’s commentary within this report for more information.

The Fund underperformed its equity market benchmark due to the Fund’s investments in non-equity funds, which produced more muted results. The Fund underperformed its peer group average because of its strategic allocation to a fixed income fund, given that the peer group is comprised primarily of all-equity funds and equities outperformed bonds in 2010. An overweight allocation to international equities, which provided positive but lower returns than U.S. equities, also dampened relative performance.

*	Effective January 4, 2010, the Fund changed its principal investment strategies, and made changes to its asset class allocations and underlying fund allocations and ranges, as reflected in the table.

Vantagepoint Model Portfolio Long-Term Growth Fund

Underlying Fund Allocation as of December 31, 2010 (% of Net Assets)

Due to rounding, pie chart allocations may not add up to 100%.

57

Vantagepoint Model Portfolio Long-Term Growth Fund vs. S&P 500 Index and Custom Benchmark:

Growth of $10,000 Invested December 31, 2000*

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Model Portfolio Long-Term Growth Fund

Average Annual Total Return for the periods ended December 31, 2010*

One Year	12.54%
Three Years	-0.28%
Five Years	3.75%
Ten Years	3.15%
Fund Inception Date	April 1, 1996

*	Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money.

The Fund’s market benchmark, the S&P 500 Index, is an index consisting of 500 companies representing larger capitalization stocks traded in the U.S. The custom benchmark is composed of market indexes that reflect the general performance of the primary asset classes in which the Fund invests, in weighted percentages that correspond to the historical target allocations to those asset classes for the Fund. Those asset class benchmarks are the Barclays Capital U.S. Intermediate Aggregate Bond Index for the fixed income asset class and the S&P 500 Index for the equity asset class. The Barclays Capital U.S. Intermediate Aggregate Bond Index is an unmanaged index comprised of U.S. Government, mortgage, corporate and asset-backed securities with maturities of one to 10 years. Should the target allocations for the Fund between those asset classes change, the percentage allocations to the corresponding indexes will also change when calculating the custom benchmark. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. A fund’s portfolio may differ significantly from the securities held in the indexes.

Vantagepoint Model Portfolio All-Equity Growth Fund

The Vantagepoint Model Portfolio All-Equity Growth Fund’s objective is to offer high long-term capital growth. The principal investment strategy of the Fund is to invest, under normal circumstances, 100% of its net assets in equity funds by investing in a combination of other Vantagepoint Funds whose assets are invested, under normal circumstances, at least 80% in equity securities (common and preferred stock) or instruments that provide equity exposure. The investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the percentage ranges indicated:

EQUITY
Equity Income Fund	13	%–23%
Growth & Income Fund	12	%–22%
Growth Fund	12	%–22%
Select Value Fund	5	%–15%
Aggressive Opportunities Fund	5	%–15%
Discovery Fund	4	%–14%
International Fund	15	%–25%

Performance

The Vantagepoint Model Portfolio All-Equity Growth Fund gained 14.93% in 2010. The Fund’s market benchmark, the S&P 500 Index, gained 15.06%, while the Fund’s peer group benchmark, the Morningstar Large Blend Funds Average, a group of mutual funds with similar investment objectives, gained 14.00%. The Fund’s custom benchmark gained 13.65%. The Fund’s custom benchmark is composed of market indexes that reflect the general performance of the asset classes in which the Fund invests, in weighted percentages, corresponding to the historical target allocation to those asset classes for the Fund.

The Model Portfolio All-Equity Growth Fund produced a positive absolute return in 2010 because each of its underlying funds earned a positive return for the year, as the equity markets realized gains across geographic, style, and size segments. The Fund’s seven underlying equity funds produced returns ranging from 7.61% for the International Fund to 26.08% for the Discovery Fund. Please refer to each component fund’s commentary within this report for more information.

The Fund underperformed its equity market benchmark due to its allocation to international equities, which provided positive but lower returns than U.S. equities. The Fund outperformed its peer group average due to an overweight allocation to small-capitalization equities compared to other funds in its peer group, as smaller-capitalization equities outperformed larger-capitalization equities.

Vantagepoint Model Portfolio All-Equity Growth Fund

Underlying Fund Allocation as of December 31, 2010 (% of Net Assets)

Due to rounding, pie chart allocations may not add up to 100%.

Vantagepoint Model Portfolio All-Equity Growth Fund vs. S&P 500 Index and Custom Benchmark:

Growth of $10,000 Invested December 31, 2000*

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Model Portfolio All-Equity Growth Fund

Average Annual Total Return for the periods ended December 31, 2010*

One Year	14.93%
Three Years	-2.26%
Five Years	2.88%
Ten Years	2.18%
Fund Inception Date	October 1, 2000

*	Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money.

The Fund’s market benchmark, the S&P 500 Index, is an index consisting of 500 companies representing larger capitalization stocks traded in the U.S. The custom benchmark is composed of market indexes that reflect the general performance of the primary asset classes in which the Fund invests, in weighted percentages that correspond to the historical target allocations to those asset classes. Those asset class benchmarks are the S&P 500 Index and the MSCI EAFE (Net) Index. The MSCI Europe Australasia Far East (EAFE) (Net) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada, and approximates the minimum possible dividend reinvestment after deduction of withholding tax according to MSCI Barra’s methodology. Should the percentage allocations to those asset classes change, the percentage allocations to the corresponding indexes will also change when calculating the custom benchmark. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. A fund’s portfolio may differ significantly from the securities held in the indexes.

Vantagepoint Milestone Retirement Income Fund

The Vantagepoint Milestone Retirement Income Fund’s objective is to seek to offer current income and opportunities for capital growth that have limited risk.

The principal investment strategy is to invest in a combination of underlying Vantagepoint Funds to seek to obtain exposure to approximately 55% fixed income investments, approximately 25% equity investments, and 20% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (a “multi-strategy” Fund) by investing in the following Vantagepoint Funds at target allocations within the percentage ranges indicated:*

FIXED INCOME
Low Duration Bond Fund	26	%–36%
Core Bond Index Fund (Class I)	4	%–14%
Inflation Protected Securities Fund	10	%–20%

EQUITY
Equity Income Fund	5	%–15%
Growth & Income Fund	5	%–15%
International Fund	0	%–10%

MULTI-STRATEGY
Diversifying Strategies Fund	15	%–25%

Performance

The Vantagepoint Milestone Retirement Income Fund gained 6.93% in 2010. The Fund’s market benchmark, the Barclays Capital U.S. Intermediate Aggregate Bond Index, gained 6.15%, while the Fund’s peer group benchmark, the Morningstar Retirement Income Funds Average, a group of mutual funds with similar investment objectives, gained 8.94%. The Fund’s custom benchmark gained 8.71%. The Fund’s custom benchmark is composed of market indexes that reflect the general performance of the asset classes in which the Fund invests, in weighted percentages, corresponding to the historical target allocation to those asset classes for the Fund.

All of the underlying funds of the Milestone Retirement Income Fund earned positive returns in 2010. The Core Bond Index Fund (Class I) rose 6.13%, the Inflation Protected Securities Fund increased 5.95%, and the Low Duration Bond Fund gained 3.58%. Each of the Fund’s three equity funds produced positive results, with the Growth & Income Fund returning 14.81%, the Equity Income Fund returning 13.28%, and the International Fund returning 7.61%. The Diversifying Strategies Fund gained 5.04%. Please refer to each component fund’s commentary within this report for more information.

The Fund outperformed its market benchmark because of its allocation to equity funds, which outperformed fixed income securities as represented by the Fund’s market benchmark. The Fund underperformed its peer group average due to conservative positioning during the year. The primary detractors were the Fund’s underweight allocation to equities relative to the peer group average, and its underweight in smaller-capitalization equities. In addition, the Fund’s fixed income exposure generally was of higher quality and lower duration than its peer group average, which also detracted from relative performance.

*	Effective January 4, 2010, the Fund changed its principal investment strategies, and made changes to its asset class allocations and underlying fund allocations and ranges, as reflected in the table.

Vantagepoint Milestone Retirement Income Fund

Underlying Fund Allocation as of December 31, 2010 (% of Net Assets)

Due to rounding, pie chart allocations may not add up to 100%.

Vantagepoint Milestone Retirement Income Fund vs. Barclays Capital U.S. Intermediate Aggregate

Bond Index and Custom Benchmark: Growth of $10,000 Invested January 3, 2005*

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Milestone Retirement Income Fund

Average Annual Total Return for the periods ended December 31, 2010*

One Year	6.93%
Three Years	2.43%
Five Years	4.15%
Since Inception	4.02%
Fund Inception Date	January 3, 2005

*	Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money.

The Fund’s market benchmark, the Barclays Capital U.S. Intermediate Aggregate Bond Index, is an unmanaged index comprised of U.S. Government, mortgage, corporate and asset-backed securities with maturities of one to 10 years. The custom benchmark is composed of market indexes that reflect the general performance of the primary asset classes in which the Fund invests, in weighted percentages that correspond to the historical target allocations to those asset classes for the Fund. Those asset class benchmarks are the Barclays Capital U.S. Intermediate Aggregate Bond Index for the fixed income asset class and the S&P 500 Index for the equity asset class. The S&P 500 Index is an index consisting of 500 companies representing larger capitalization stocks traded in the U.S. Should the target allocations for the Fund between those asset classes change, the percentage allocations to the corresponding indexes will also change when calculating the custom benchmark. A fund’s portfolio may differ significantly from the securities held in the indexes.

Vantagepoint Milestone 2010 Fund

The Vantagepoint Milestone 2010 Fund’s objective is to offer high total return consistent with the Fund’s current asset allocation. The Fund’s principal investment strategy is to invest in a combination of underlying Vantagepoint Funds using an asset allocation strategy designed for investors expecting to begin gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2010.

At year-end, the Fund was invested in the following Vantagepoint Funds at target allocations within the percentage ranges indicated:*

FIXED INCOME
Low Duration Bond Fund	9%–19%
Core Bond Index Fund (Class I)	1%–11%
Inflation Protected Securities Fund	10%–20%

EQUITY
Equity Income Fund	14%–24%
Growth & Income Fund	6%–16%
Growth Fund	3%–13%
Mid/Small Company Index Fund (Class I)	0%–5%
International Fund	5%–15%

MULTI-STRATEGY
Diversifying Strategies Fund	13%–23%

In 2010, the Fund followed a strategy that as time elapses, the Fund’s allocation to equity investments will periodically decrease and the Fund’s allocation to fixed income and multi-strategy investments will correspondingly increase so that by June 30 of the year 2020 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds, and 20% in the multi-strategy Fund.

Performance

The Vantagepoint Milestone 2010 Fund gained 8.51% in 2010. The Fund’s market benchmark, the Barclays Capital U.S. Intermediate Aggregate Bond Index, gained 6.15%, while the Fund’s peer group benchmark, the Morningstar Target Date 2000-2010 Funds Average, a group of mutual funds with similar investment objectives, gained 10.68%. The Fund’s custom benchmark gained 10.68%. The Fund’s custom benchmark is composed of market indexes that reflect the general performance of the asset classes in which the Fund invests, in weighted percentages, corresponding to the historical target allocation to those asset classes for the Fund.

All of the underlying funds of the Milestone 2010 Fund earned positive returns in 2010. The Fund’s four underlying equity funds produced positive returns, ranging from 7.61% for the International Fund to 14.81% for the Growth & Income Fund. The Fund’s three underlying fixed income funds returned between 3.58% for the Low Duration Bond Fund and 6.13% for the Core Bond Index Fund (Class I). The Diversifying Strategies Fund gained 5.04%. Please refer to each component fund’s commentary within this report for more information.

The Fund outperformed its market benchmark because of its allocation to equity funds, which outperformed fixed income securities as represented by the Fund’s market benchmark. The Fund underperformed its peer group average due to conservative positioning during the year. Among the detractors were the Fund’s underweight allocation to smaller-capitalization equities and growth style equities, and its underweight in emerging market equities within the international equities allocation. In addition, the fixed income exposure in the Fund generally was of higher quality than its peer group average, which also detracted from relative performance.

*	Effective January 4, 2010, the Fund changed its principal investment strategies, and made changes to its asset class allocations and underlying fund allocations and ranges, as reflected in the table.

Vantagepoint Milestone 2010 Fund

Underlying Fund Allocation as of December 31, 2010 (% of Net Assets)

Due to rounding, pie chart allocations may not add up to 100%.

Vantagepoint Milestone 2010 Fund vs. Barclays Capital U.S. Intermediate Aggregate Bond Index

and Custom Benchmark: Growth of $10,000 Invested January 3, 2005*

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Milestone 2010 Fund

Average Annual Total Return for the periods ended December 31, 2010*

One Year	8.51%
Three Years	1.83%
Five Years	4.13%
Since Inception	4.22%
Fund Inception Date	January 3, 2005

*	Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money.

The Fund’s market benchmark, the Barclays Capital U.S. Intermediate Aggregate Bond Index, is an unmanaged index comprised of U.S. Government, mortgage, corporate and asset-backed securities with maturities of one to 10 years. The custom benchmark is composed of market indexes that reflect the general performance of the primary asset classes in which the Fund invests, in weighted percentages that correspond to the historical target allocations to those asset classes for the Fund. Those asset class benchmarks are the Barclays Capital U.S. Intermediate Aggregate Bond Index for the fixed income asset class and the S&P 500 Index for the equity asset class. The S&P 500 Index is an index consisting of 500 companies representing larger capitalization stocks traded in the U.S. Should the target allocations for the Fund between those asset classes change, the percentage allocations to the corresponding indexes will also change when calculating the custom benchmark. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. A fund’s portfolio may differ significantly from the securities held in the indexes.

Vantagepoint Milestone 2015 Fund

The Vantagepoint Milestone 2015 Fund’s objective is to offer high total return consistent with the Fund’s current asset allocation. The Fund’s principal investment strategy is to invest in a combination of underlying Vantagepoint Funds using an asset allocation strategy designed for investors expecting to begin gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2015.

At year-end, the Fund was invested in the following Vantagepoint Funds at target allocations within the percentage ranges indicated:*

FIXED INCOME
Low Duration Bond Fund	5	%–15%
Core Bond Index Fund (Class I)	6	%–16%
Inflation Protected Securities Fund	3	%–13%

EQUITY
Equity Income Fund	14	%–24%
Growth & Income Fund	6	%–16%
Growth Fund	3	%–13%
Mid/Small Company Index Fund (Class I)	2	%–12%
International Fund	6	%–16%

MULTI-STRATEGY
Diversifying Strategies Fund	11	%–21%

In 2010, the Fund followed a strategy that as time elapses, the Fund’s allocation to equity investments will periodically decrease and the Fund’s allocation to fixed income and multi-strategy investments will correspondingly increase so that by June 30 of the year 2025 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds, and 20% in the multi-strategy Fund.

Performance

The Vantagepoint Milestone 2015 Fund gained 10.20% in 2010. The Fund’s market benchmark, the S&P 500 Index, gained 15.06%, while the Fund’s peer group benchmark, the Morningstar Target Date 2011–2015 Funds Average, a group of mutual funds with similar investment objectives, gained 11.50%. The Fund’s custom benchmark gained 11.44%. The Fund’s custom benchmark is composed of market indexes that reflect the general performance of the asset classes in which the Fund invests, in weighted percentages, corresponding to the historical target allocation to those asset classes for the Fund.

All of the underlying funds of the Milestone 2015 Fund earned positive returns in 2010. The Fund’s five underlying equity funds produced returns ranging from 7.61% for the International Fund to 27.93% for the Mid/Small Company Index Fund (Class I). The Fund’s three underlying fixed income funds returned between 3.58% for the Low Duration Bond Fund and 6.13% for the Core Bond Index Fund (Class I). The Diversifying Strategies Fund gained 5.04%. Please refer to each component fund’s commentary within this report for more information.

The Fund underperformed its market benchmark because of its allocation to non-equity funds, which underperformed equities as represented by the Fund’s market benchmark. The Fund underperformed its peer group average due to conservative positioning during the year. Among the detractors were the Fund’s underweight allocation to smaller-capitalization equities and growth style equities, and its underweight in emerging market equities within the international equities allocation. In addition, the fixed income exposure in the Fund generally was of higher quality than its peer group average, which also detracted from relative performance.

*	Effective January 4, 2010, the Fund changed its principal investment strategies, and made changes to its asset class allocations and underlying fund allocations and ranges, as reflected in the table.

Vantagepoint Milestone 2015 Fund

Underlying Fund Allocation as of December 31, 2010 (% of Net Assets)

Due to rounding, pie chart allocations may not add up to 100%.

Vantagepoint Milestone 2015 Fund vs. S&P 500 Index and Custom Benchmark:

Growth of $10,000 Invested January 3, 2005*

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Milestone 2015 Fund

Average Annual Total Return for the periods ended December 31, 2010*

One Year	10.20%
Three Years	0.88%
Five Years	3.99%
Since Inception	4.31%
Fund Inception Date	January 3, 2005

*	Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money.

The Fund’s market benchmark, the S&P 500 Index, is an index consisting of 500 companies representing larger capitalization stocks traded in the U.S. The custom benchmark is composed of market indexes that reflect the general performance of the primary asset classes in which the Fund invests, in weighted percentages that correspond to the historical target allocations to those asset classes for the Fund. Those asset class benchmarks are the Barclays Capital U.S. Intermediate Aggregate Bond Index for the fixed income asset class and the S&P 500 Index for the equity asset class. The Barclays Capital U.S. Intermediate Aggregate Bond Index is an unmanaged index comprised of U.S. Government, mortgage, corporate and asset-backed securities with maturities of one to 10 years. Should the target allocations for the Fund between those asset classes change, the percentage allocations to the corresponding indexes will also change when calculating the custom benchmark. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. A fund’s portfolio may differ significantly from the securities held in the indexes.

Vantagepoint Milestone 2020 Fund

The Vantagepoint Milestone 2020 Fund’s objective is to offer high total return consistent with the Fund’s current asset allocation. The Fund’s principal investment strategy is to invest in a combination of underlying Vantagepoint Funds using an asset allocation strategy designed for investors expecting to begin gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2020.

At year-end, the Fund was invested in the following Vantagepoint Funds at target allocations within the percentage ranges indicated:*

FIXED INCOME
Low Duration Bond Fund	1%–11%
Core Bond Index Fund (Class I)	10%–20%
Inflation Protected Securities Fund	0%–5%

EQUITY
Equity Income Fund	17%–27%
Growth & Income Fund	7%–17%
Growth Fund	3%–13%
Mid/Small Company Index Fund (Class I)	4%–14%
International Fund	8%–18%

MULTI-STRATEGY
Diversifying Strategies Fund	10%–20%

In 2010, the Fund followed a strategy that as time elapses, the Fund’s allocation to equity investments will periodically decrease and the Fund’s allocation to fixed income and multi-strategy investments will correspondingly increase so that by June 30 of the year 2030 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds, and 20% in the multi-strategy Fund.

Performance

The Vantagepoint Milestone 2020 Fund gained 11.27% in 2010. The Fund’s market benchmark, the S&P 500 Index, gained 15.06%, while the Fund’s peer group benchmark, the Morningstar Target Date 2016-2020 Funds Average, a group of mutual funds with similar investment objectives, gained 12.27%. The Fund’s custom benchmark gained 12.16%. The Fund’s custom benchmark is composed of market indexes that reflect the general performance of the asset classes in which the Fund invests, in weighted percentages, corresponding to the historical target allocation to those asset classes for the Fund.

All of the underlying funds of the Milestone 2020 Fund earned positive returns in 2010. The Fund’s five underlying equity funds produced returns ranging from 7.61% for the International Fund to 27.93% for the Mid/Small Company Index Fund (Class I). The Fund’s underlying fixed income funds are the Low Duration Bond Fund, which returned 3.58%, and the Core Bond Index Fund (Class I), which returned 6.13%. The Diversifying Strategies Fund gained 5.04%. Please refer to each component fund’s commentary within this report for more information.

The Fund underperformed its market benchmark because of its allocation to non-equity funds, which underperformed equities as represented by the Fund’s market benchmark. The Fund underperformed its peer group average due to conservative positioning during the year. Among the detractors were the Fund’s underweight allocation to smaller-capitalization equities and growth style equities, and its underweight in emerging market equities within the international equities allocation. In addition, the fixed income exposure in the Fund generally was of higher quality and lower duration than its peer group average, which also detracted from relative performance.

*	Effective January 4, 2010, the Fund changed its principal investment strategies, and made changes to its asset class allocations and underlying fund allocations and ranges, as reflected in the table.

Vantagepoint Milestone 2020 Fund

Underlying Fund Allocation as of December 31, 2010 (% of Net Assets)

Due to rounding, pie chart allocations may not add up to 100%.

Vantagepoint Milestone 2020 Fund vs. S&P 500 Index and Custom Benchmark:

Growth of $10,000 Invested January 3, 2005*

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Milestone 2020 Fund

Average Annual Total Return for the periods ended December 31, 2010*

One Year	11.27%
Three Years	0.15%
Five Years	3.80%
Since Inception	4.24%
Fund Inception Date	January 3, 2005

*	Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money.

The Fund’s market benchmark, the S&P 500 Index, is an index consisting of 500 companies representing larger capitalization stocks traded in the U.S. The custom benchmark is composed of market indexes that reflect the general performance of the primary asset classes in which the Fund invests, in weighted percentages that correspond to the historical target allocations to those asset classes for the Fund. Those asset class benchmarks are the Barclays Capital U.S. Intermediate Aggregate Bond Index for the fixed income asset class and the S&P 500 Index for the equity asset class. The Barclays Capital U.S. Intermediate Aggregate Bond Index is an unmanaged index comprised of U.S. Government, mortgage, corporate and asset-backed securities with maturities of one to 10 years. Should the target allocations for the Fund between those asset classes change, the percentage allocations to the corresponding indexes will also change when calculating the custom benchmark. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. A fund’s portfolio may differ significantly from the securities held in the indexes.

Vantagepoint Milestone 2025 Fund

The Vantagepoint Milestone 2025 Fund’s objective is to offer high total return consistent with the Fund’s current asset allocation. The Fund’s principal investment strategy is to invest in a combination of underlying Vantagepoint Funds using an asset allocation strategy designed for investors expecting to begin gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2025.

At year-end, the Fund was invested in the following Vantagepoint Funds at target allocations within the percentage ranges indicated:*

FIXED INCOME
Low Duration Bond Fund	0%–7%
Core Bond Index Fund (Class I)	8%–18%

EQUITY
Equity Income Fund	18%–28%
Growth & Income Fund	8%–18%
Growth Fund	4%–14%
Mid/Small Company Index Fund (Class I)	7%–17%
International Fund	10%–20%

MULTI-STRATEGY
Diversifying Strategies Fund	8%–18%

In 2010 the Fund followed a strategy that as time elapses, the Fund’s allocation to equity investments will periodically decrease and the Fund’s allocation to fixed income and multi-strategy investments will correspondingly increase so that by June 30 of the year 2035 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds, and 20% in the multi-strategy Fund.

Performance

The Vantagepoint Milestone 2025 Fund gained 12.25% in 2010. The Fund’s market benchmark, the S&P 500 Index, gained 15.06%, while the Fund’s peer group benchmark, the Morningstar Target Date 2021-2025 Funds Average, a group of mutual funds with similar investment objectives, gained 13.29%. The Fund’s custom benchmark gained 12.85%. The Fund’s custom benchmark is composed of market indexes that reflect the general performance of the asset classes in which the Fund invests, in weighted percentages, corresponding to the historical target allocation to those asset classes for the Fund.

All of the underlying funds of the Milestone 2025 Fund earned positive returns in 2010. The Fund’s five underlying equity funds produced returns ranging from 7.61% for the International Fund to 27.93% for the Mid/Small Company Index Fund (Class I). The Fund’s underlying fixed income funds are the Low Duration Bond Fund, which returned 3.58%, and the Core Bond Index Fund (Class I), which returned 6.13%. The Diversifying Strategies Fund gained 5.04%. Please refer to each component fund’s commentary within this report for more information.

The Fund underperformed its market benchmark because of its allocation to non-equity funds, which underperformed equities as represented by the Fund’s market benchmark. The Fund underperformed its peer group average due to conservative positioning during the year. Among the detractors were the Fund’s underweight allocation to smaller-capitalization equities and growth style equities, and its underweight in emerging market equities within the International equities allocation. In addition, the fixed income exposure in the Fund generally was of higher quality and lower duration than its peer group average, which also detracted from relative performance.

*	Effective January 4, 2010, the Fund changed its principal investment strategies, and made changes to its asset class allocations and underlying fund allocations and ranges, as reflected in the table.

Vantagepoint Milestone 2025 Fund

Underlying Fund Allocation as of December 31, 2010 (% of Net Assets)

Due to rounding, pie chart allocations may not add up to 100%.

Vantagepoint Milestone 2025 Fund vs. S&P 500 Index and Custom Benchmark:

Growth of $10,000 Invested January 3, 2005*

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Milestone 2025 Fund

Average Annual Total Return for the periods ended December 31, 2010*

One Year	12.25%
Three Years	-0.44%
Five Years	3.57%
Since Inception	4.16%
Fund Inception Date	January 3, 2005

*	Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money.

The Fund’s market benchmark, the S&P 500 Index, is an index consisting of 500 companies representing larger capitalization stocks traded in the U.S. The custom benchmark is composed of market indexes that reflect the general performance of the primary asset classes in which the Fund invests, in weighted percentages that correspond to the historical target allocations to those asset classes for the Fund. Those asset class benchmarks are the Barclays Capital U.S. Intermediate Aggregate Bond Index for the fixed income asset class and the S&P 500 Index for the equity asset class. The Barclays Capital U.S. Intermediate Aggregate Bond Index is an unmanaged index comprised of U.S. Government, mortgage, corporate and asset-backed securities with maturities of one to 10 years. Should the target allocations for the Fund between those asset classes change, the percentage allocations to the corresponding indexes will also change when calculating the custom benchmark. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. A fund’s portfolio may differ significantly from the securities held in the indexes.

Vantagepoint Milestone 2030 Fund

The Vantagepoint Milestone 2030 Fund’s objective is to offer high total return consistent with the Fund’s current asset allocation. The Fund’s principal investment strategy is to invest in a combination of underlying Vantagepoint Funds using an asset allocation strategy designed for investors expecting to begin gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2030.

At year-end the Fund was invested in the following Vantagepoint Funds at target allocations within the percentage ranges indicated:*

FIXED INCOME
Low Duration Bond Fund	0%–6%
Core Bond Index Fund (Class I)	3%–13%

EQUITY
Equity Income Fund	20%–30%
Growth & Income Fund	9%–19%
Growth Fund	6%–16%
Mid/Small Company Index Fund (Class I)	10%–20%
International Fund	11%–21%

MULTI-STRATEGY
Diversifying Strategies Fund	5%–15%

In 2010, the Fund followed a strategy that as time elapses, the Fund’s allocation to equity investments will periodically decrease and the Fund’s allocation to fixed income and multi-strategy investments will correspondingly increase so that by June 30 of the year 2040 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds, and 20% in the multi-strategy Fund.

Performance

The Vantagepoint Milestone 2030 Fund gained 13.11% in 2010. The Fund’s market benchmark, the S&P 500 Index, gained 15.06%, while the Fund’s peer group benchmark, the Morningstar Target Date 2026-2030 Funds Average, a group of mutual funds with similar investment objectives, gained 13.47%. The Fund’s custom benchmark gained 13.51%. The Fund’s custom benchmark is composed of market indexes that reflect the general performance of the asset classes in which the Fund invests, in weighted percentages, corresponding to the historical target allocation to those asset classes for the Fund.

All of the underlying funds of the Milestone 2030 Fund earned positive returns in 2010. The Fund’s five underlying equity funds produced returns ranging from 7.61% for the International Fund to 27.93% for the Mid/Small Company Index Fund (Class I). The Fund’s underlying fixed income funds are the Low Duration Bond Fund, which returned 3.58% and the Core Bond Index Fund (Class I), which returned 6.13%. The Diversifying Strategies Fund gained 5.04%. Please refer to each component fund’s commentary within this report for more information.

The Fund underperformed its market benchmark because of its allocation to non-equity funds, which underperformed equities as represented by the Fund’s market benchmark. The Fund underperformed its peer group average due to conservative positioning during the year. Among the detractors were the Fund’s underweight allocation to growth style equities and its underweight in emerging market equities within the international equities allocation. In addition, the fixed income exposure in the Fund generally was of higher quality and lower duration than its peer group average, which also detracted from relative performance.

*	Effective January 4, 2010, the Fund changed its principal investment strategies, and made changes to its asset class allocations and underlying fund allocations and ranges, as reflected in the table.

Vantagepoint Milestone 2030 Fund

Underlying Fund Allocation as of December 31, 2010 (% of Net Assets)

Due to rounding, pie chart allocations may not add up to 100%.

Vantagepoint Milestone 2030 Fund vs. S&P 500 Index and Custom Benchmark:

Growth of $10,000 Invested January 3, 2005*

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Milestone 2030 Fund

Average Annual Total Return for the periods ended December 31, 2010*

One Year	13.11%
Three Years	-0.96%
Five Years	3.39%
Since Inception	4.09%
Fund Inception Date	January 3, 2005

*	Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money.

The Fund’s market benchmark, the S&P 500 Index, is an index consisting of 500 companies representing larger capitalization stocks traded in the U.S. The custom benchmark is composed of market indexes that reflect the general performance of the primary asset classes in which the Fund invests, in weighted percentages that correspond to the historical target allocations to those asset classes for the Fund. Those asset class benchmarks are the Barclays Capital U.S. Intermediate Aggregate Bond Index for the fixed income asset class and the S&P 500 Index for the equity asset class. The Barclays Capital U.S. Intermediate Aggregate Bond Index is an unmanaged index comprised of U.S. Government, mortgage, corporate and asset-backed securities with maturities of one to 10 years. Should the target allocations for the Fund between those asset classes change, the percentage allocations to the corresponding indexes will also change when calculating the custom benchmark. A fund’s portfolio may differ significantly from the securities held in the indexes.

Vantagepoint Milestone 2035 Fund

The Vantagepoint Milestone 2035 Fund’s objective is to offer high total return consistent with the Fund’s current asset allocation. The Fund’s principal investment strategy is to invest in a combination of underlying Vantagepoint Funds using an asset allocation strategy designed for investors expecting to begin gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2035.

At year-end the Fund was invested in the following Vantagepoint Funds at target allocations within the percentage ranges indicated:*

FIXED INCOME
Low Duration Bond Fund	0	%–5%
Core Bond Index Fund (Class I)	0	%–10%

EQUITY
Equity Income Fund	21	%–31%
Growth & Income Fund	10	%–20%
Growth Fund	7	%–17%
Mid/Small Company Index Fund (Class I)	14	%–24%
International Fund	13	%–23%

MULTI-STRATEGY
Diversifying Strategies Fund	0	%–10%

In 2010, the Fund followed a strategy that as time elapses, the Fund’s allocation to equity investments will periodically decrease and the Fund’s allocation to fixed income and multi-strategy investments will correspondingly increase so that by June 30 of the year 2045 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately in 25% equity Funds, 55% in fixed income Funds, and 20% in the multi-strategy Fund.

Performance

The Vantagepoint Milestone 2035 Fund gained 14.33% in 2010. The Fund’s market benchmark, the S&P 500 Index, gained 15.06%, while the Fund’s peer group benchmark, the Morningstar Target Date 2031-2035 Funds Average, a group of mutual funds with similar investment objectives, gained 14.28%. The Fund’s custom benchmark gained 14.27%. The Fund’s custom benchmark is composed of market indexes that reflect the general performance of the asset classes in which the Fund invests, in weighted percentages, corresponding to the historical target allocation to those asset classes for the Fund.

All of the underlying funds of the Milestone 2035 Fund earned positive returns in 2010. The Fund’s five underlying equity funds produced returns ranging from 7.61% for the International Fund to 27.93% for the Mid/Small Company Index Fund (Class I). The Fund’s underlying fixed income fund, the Core Bond Index Fund (Class I), returned 6.13%, and the Diversifying Strategies Fund gained 5.04%. Please refer to each component fund’s commentary within this report for more information.

The Fund underperformed its market benchmark because of its allocation to non-equity funds, which underperformed equities as represented by the Fund’s market benchmark. The Fund modestly outperformed its peer group average largely due to its overweight in equities, and in smaller-capitalization equities within the equity allocation. This offset the dampening effect of the Fund’s more conservative positioning that emphasized high-quality fixed income securities during a year when those of lower quality (e.g., high yield bonds) outperformed.

*	Effective January 4, 2010, the Fund changed its principal investment strategies, and made changes to its asset class allocations and underlying fund allocations and ranges, as reflected in the table.

Vantagepoint Milestone 2035 Fund

Underlying Fund Allocation as of December 31, 2010 (% of Net Assets)

Due to rounding, pie chart allocations may not add up to 100%.

Vantagepoint Milestone 2035 Fund vs. S&P 500 Index and Custom Benchmark:

Growth of $10,000 Invested January 3, 2005*

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Milestone 2035 Fund

Average Annual Total Return for the periods ended December 31, 2010*

One Year	14.33%
Three Years	-1.30%
Five Years	3.29%
Since Inception	4.08%
Fund Inception Date	January 3, 2005

*	Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money.

The Fund’s market benchmark, the S&P 500 Index, is an index consisting of 500 companies representing larger capitalization stocks traded in the U.S. The custom benchmark is composed of market indexes that reflect the general performance of the primary asset classes in which the Fund invests, in weighted percentages that correspond to the historical target allocations to those asset classes for the Fund. Those asset class benchmarks are the Barclays Capital U.S. Intermediate Aggregate Bond Index for the fixed income asset class and the S&P 500 Index for the equity asset class. The Barclays Capital U.S. Intermediate Aggregate Bond Index is an unmanaged index comprised of U.S. Government, mortgage, corporate and asset-backed securities with maturities of one to 10 years. Should the target allocations for the Fund between those asset classes change, the percentage allocations to the corresponding indexes will also change when calculating the custom benchmark. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. A fund’s portfolio may differ significantly from the securities held in the indexes.

Vantagepoint Milestone 2040 Fund

The Vantagepoint Milestone 2040 Fund’s objective is to offer high total return consistent with the Fund’s current asset allocation. The Fund’s principal investment strategy is to invest in a combination of underlying Vantagepoint Funds using an asset allocation strategy designed for investors expecting to begin gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2040.

At year-end the Fund was invested in the following Vantagepoint Funds at target allocations within the percentage ranges indicated:*

FIXED INCOME
Core Bond Index Fund (Class I)	0	%–10%

EQUITY
Equity Income Fund	22	%–32%
Growth & Income Fund	11	%–21%
Growth Fund	8	%–18%
Mid/Small Company Index Fund (Class I)	15	%–25%
International Fund	14	%–24%

MULTI-STRATEGY
Diversifying Strategies Fund	0	%–5%

In 2010, the Fund followed a strategy that as time elapses, the Fund’s allocation to equity investments will periodically decrease and the Fund’s allocation to fixed income and multi-strategy investments will increase so that by June 30 of the year 2050 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds, and 20% in the multi-strategy Fund.

Performance

The Vantagepoint Milestone 2040 Fund gained 14.91% in 2010. The Fund’s market benchmark, the S&P 500 Index, gained 15.06%, while the Fund’s peer group benchmark, the Morningstar Target Date 2036-2040 Funds Average, a group of mutual funds with similar investment objectives, gained 14.37%. The Fund’s custom benchmark gained 13.72%. The Fund’s custom benchmark is composed of market indexes that reflect the general performance of the asset classes in which the Fund invests, in weighted percentages, corresponding to the historical target allocation to those asset classes for the Fund.

All of the underlying funds of the Milestone 2040 Fund earned positive returns in 2010. The Fund’s five underlying equity funds produced returns ranging from 7.61% for the International Fund to 27.93% for the Mid/Small Company Index Fund (Class I). The Fund’s underlying fixed income fund, the Core Bond Index Fund (Class I), returned 6.13%. Please refer to each component fund’s commentary within this report for more information.

The Fund underperformed its market benchmark because of its allocation to non-equity funds, which underperformed equities as represented by the Fund’s market benchmark. The Fund’s allocation to non-U.S. equities also detracted from relative performance as the U.S. dollar strengthened. The Fund outperformed its peer group average largely due to its overweight in equities, and in smaller-capitalization equities within the equity allocation. This offset the dampening effect of the Fund’s more conservative positioning that emphasized high-quality fixed income securities during a year when those of lower quality (e.g., high yield bonds) outperformed.

*	Effective January 4, 2010, the Fund changed its principal investment strategies, and made changes to its asset class allocations and underlying fund allocations and ranges, as reflected in the table.

Vantagepoint Milestone 2040 Fund

Underlying Fund Allocation as of December 31, 2010 (% of Net Assets)

Due to rounding, pie chart allocations may not add up to 100%.

Vantagepoint Milestone 2040 Fund vs. S&P 500 Index and Custom Benchmark:

Growth of $10,000 Invested January 3, 2005*

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Milestone 2040 Fund

Average Annual Total Return for the periods ended December 31, 2010*

One Year	14.91%
Three Years	-1.38%
Five Years	3.26%
Since Inception	4.06%
Fund Inception Date	January 3, 2005

*	Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money.

The Fund’s market benchmark, the S&P 500 Index, is an index consisting of 500 companies representing larger capitalization stocks traded in the U.S. The custom benchmark is composed of market indexes that reflect the general performance of the primary asset classes in which the Fund invests, in weighted percentages that correspond to the historical target allocations to those asset classes for the Fund. Those asset class benchmarks are the S&P 500 Index and the MSCI EAFE (Net) Index. The MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada, and approximates the minimum possible dividend reinvestment after deduction of withholding tax according to MSCI Barra’s methodology. Should the target allocations for the Fund between those asset classes change, the percentage allocations to the corresponding indexes will also change when calculating the custom benchmark. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. A fund’s portfolio may differ significantly from the securities held in the indexes.

Vantagepoint Milestone 2045 Fund

The Vantagepoint Milestone 2045 Fund’s objective is to offer high total return consistent with the Fund’s current asset allocation. The Fund’s principal investment strategy is to invest in a combination of underlying Vantagepoint Funds using an asset allocation strategy designed for investors expecting to begin gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2045.

At year-end the Fund was invested in the following Vantagepoint Funds at target allocations within the percentage ranges indicated:

FIXED INCOME
Core Bond Index Fund (Class I)	0	%–10%

EQUITY
Equity Income Fund	22	%–32%
Growth & Income Fund	11	%–21%
Growth Fund	8	%–18%
Mid/Small Company Index Fund (Class I)	15	%–25%
International Fund	14	%–24%

The Fund follows a strategy that as time elapses, the Fund’s allocation to equity investments will periodically decrease, the Fund’s allocation to fixed income investments would increase and an allocation will be added (and increased) to investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) so that by June 30 of the year 2055 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds, and 20% in the multi-strategy Fund.

Performance

The Vantagepoint Milestone 2045 Fund gained 14.62% in 2010. The Fund’s market benchmark, the S&P 500 Index, gained 15.06%, while the Fund’s peer group benchmark, the Morningstar Target Date 2041-2045 Funds Average, a group of mutual funds with similar investment objectives, gained 14.60%. The Fund’s custom benchmark gained 13.72%. The Fund’s custom benchmark is composed of market indexes that reflect the general performance of the asset classes in which the Fund invests, in weighted percentages, corresponding to the historical target allocation to those asset classes for the Fund.

All of the underlying funds of the Milestone 2045 Fund earned positive returns in 2010. The Fund’s five underlying equity funds produced returns ranging from 7.61% for the International Fund to 27.93% for the Mid/Small Company Index Fund (Class I). The Fund’s underlying bond fund, the Core Bond Index Fund (Class I), returned 6.13%. Please refer to each component Fund’s commentary within this report for more information.

The Fund underperformed its market benchmark because of its allocation to non-equity funds, which underperformed equities as represented by the Fund’s market benchmark. The Fund’s allocation to non-U.S. equities also detracted from relative performance as the U.S. dollar strengthened. The Fund modestly outperformed its peer group average due to its overweight in equities, and in smaller-capitalization equities within the equity allocation. This offset the dampening effect of the Fund’s more conservative positioning that emphasized high-quality fixed income securities during a year when those of lower quality (e.g., high yield bonds) outperformed.

Vantagepoint Milestone 2045 Fund

Underlying Fund Allocation as of December 31, 2010 (% of Net Assets)

Due to rounding, pie chart allocations may not add up to 100%.

Vantagepoint Milestone 2045 Fund vs. S&P 500 Index and Custom Benchmark:

Growth of $10,000 Invested January 4, 2010*

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Milestone 2045 Fund

Average Annual Total Return for the periods ended December 31, 2010*

One Year	14.62%
Three Years	—
Five Years	—
Since Inception	14.62%
Fund Inception Date	January 4, 2010

*	Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money.

The Fund’s market benchmark, the S&P 500 Index, is an index consisting of 500 companies representing larger capitalization stocks traded in the U.S. The custom benchmark is composed of market indexes that reflect the general performance of the primary asset classes in which the Fund invests, in weighted percentages that correspond to the historical target allocations to those asset classes for the Fund. Those asset class benchmarks are the S&P 500 Index and the MSCI EAFE (Net) Index. The MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada, and approximates the minimum possible dividend reinvestment after deduction of withholding tax according to MSCI Barra’s methodology. Should the target allocations for the Fund between those asset classes change, the percentage allocations to the corresponding indexes will also change when calculating the custom benchmark. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. A fund’s portfolio may differ significantly from the securities held in the indexes.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors

of The Vantagepoint Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Fund, Low Duration Bond Fund, Inflation Protected Securities Fund, Equity Income Fund, Growth & Income Fund, Growth Fund, Select Value Fund, Aggressive Opportunities Fund, Discovery Fund, International Fund, Diversifying Strategies Fund, Core Bond Index Fund, 500 Stock Index Fund, Broad Market Index Fund, Mid/Small Company Index Fund, Overseas Equity Index Fund, Model Portfolio Savings Oriented Fund, Model Portfolio Conservative Growth Fund, Model Portfolio Traditional Growth Fund, Model Portfolio Long-Term Growth Fund, Model Portfolio All-Equity Growth Fund, Milestone Retirement Income Fund, Milestone 2010 Fund, Milestone 2015 Fund, Milestone 2020 Fund, Milestone 2025 Fund, Milestone 2030 Fund, Milestone 2035 Fund, Milestone 2040 Fund and Milestone 2045 Fund (hereafter referred to as the “Funds”) at December 31, 2010, and the results of each of their operations for the year then ended and changes in each of their net assets for each of the fiscal periods presented, and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, and confirmation of the underlying funds by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

March 1, 2011

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

December 31, 2010

	Money Market	Low Duration Bond(1)	Inflation Protected Securities(2)	Equity Income
ASSETS:
Investment in securities, at value†	$378,329,555	$547,467,048	$494,213,766	$1,951,559,505
Cash	—	1,085	520,292	12,933
Cash denominated in foreign currencies	—	—	321,155	—
Receivables:
Dividends	60,188	6,291	5,625	2,240,736
Interest	—	4,039,597	3,672,542	—
Security lending income	—	658	615	7,297
Fund shares sold	973,062	1,318,252	7,509,391	391,847
Due from investment adviser(a)	86,995	—	—	—
Recoverable foreign taxes	—	—	1,107	—
Unrealized appreciation on swap agreements	—	—	187,429	—
Unrealized appreciation on forward foreign currency exchange contracts	—	7,489	—	—

Total Assets	379,449,800	552,840,420	506,431,922	1,954,212,318

LIABILITIES:
Payables:
Investments purchased	60,341	—	—	—
Distributions	—	1,106,774	6,958,457	—
Fund shares redeemed	—	90,998	392,061	569,409
Variation margin on futures contracts	—	—	50,609	—
Collateral for securities loaned	—	13,451,617	5,848,900	83,642,367
Due to broker—swap agreements collateral	—	—	250,000	—
Options written, at value (Premium $0, $0, $274,409 and $0, respectively)(b)	—	—	485,094	—
Accrued Expenses:
Advisory fees	32,063	44,553	41,194	154,584
Subadviser fees	—	180,928	182,678	1,635,578
Fund services fees	112,224	155,937	144,180	541,052
Administration fees	4,935	5,926	5,926	5,926
Directors’ fees and expenses	2,029	2,381	2,231	8,505
Other accrued expenses	54,945	92,136	68,947	149,729

Total Liabilities	266,537	15,131,250	14,430,277	86,707,150

NET ASSETS	$379,183,263	$537,709,170	$492,001,645	$1,867,505,168

NET ASSETS REPRESENTED BY:
Paid-in capital	$379,183,263	$536,911,203	$475,206,468	$1,731,639,171
Undistributed net investment income	—	268,741	—	19,713,747
Accumulated net realized gain (loss) on investments, futures contracts, foreign currency transactions, written options and swap agreements	—	(4,296,235)	2,861,408	(77,010,709)
Net unrealized appreciation on investments, futures contracts, foreign currency transactions, written options and swap agreements	—	4,825,461	13,933,769	193,162,959

NET ASSETS	$379,183,263	$537,709,170	$492,001,645	$1,867,505,168

CAPITAL SHARES:
Net Assets	$379,183,263	$537,709,170	$492,001,645	$1,867,505,168
Shares Outstanding	379,183,263	53,571,506	44,780,663	216,077,066
Net Asset Value offering and redemption price per share (net assets divided by shares outstanding)	$1.00	$10.04	$10.99	$8.64
Cost of investments	$378,329,555	$542,651,406	$480,257,653	$1,758,395,727
Cost of cash denominated in foreign currencies	$—	$—	$314,339	$—

†Includes securities on loan with values of (Note 7):	$—	$13,206,053	$5,734,901	$81,792,042
(1)	Formerly Short-Term Bond Fund.
(2)	Formerly US Government Securities Fund.
(a)	Voluntary fee waiver (Note 4).
(b)	Including Swaptions.

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

December 31, 2010

	Growth & Income	Growth	Select Value	Aggressive Opportunities
ASSETS:
Investment in securities, at value†	$1,269,797,141	$1,970,634,866	$379,755,255	$1,297,414,750
Cash	7,406	56,043	425	1,026
Cash denominated in foreign currencies	—	—	—	15
Receivables:
Dividends	1,268,244	1,345,628	434,971	582,913
Security lending income	3,201	—	2,395	50,855
Investments sold	7,501,135	3,491,876	1,906,674	821,965
Fund shares sold	281,080	116,731	10,794	86,485
Recoverable foreign taxes	21,036	5,307	—	7,140

Total Assets	1,278,879,243	1,975,650,451	382,110,514	1,298,965,149

LIABILITIES:
Payables:
Investments purchased	8,703,625	464,842	2,320,717	2,150,276
Fund shares redeemed	471,197	741,853	14,286	87,567
Collateral for securities loaned	40,088,560	—	40,818,745	147,396,004
Accrued Expenses:
Advisory fees	102,032	165,638	28,396	96,597
Subadviser fees	899,465	1,640,540	411,797	1,207,458
Fund services fees	357,118	579,742	99,386	338,094
Administration fees	5,926	5,917	5,926	5,926
Directors’ fees and expenses	5,645	9,505	1,583	5,507
Other accrued expenses	123,753	235,145	73,238	107,930

Total Liabilities	50,757,321	3,843,182	43,774,074	151,395,359

NET ASSETS	$1,228,121,922	$1,971,807,269	$338,336,440	$1,147,569,790

NET ASSETS REPRESENTED BY:
Paid-in capital	$1,128,443,107	$2,276,586,702	$326,724,542	$962,945,938
Undistributed net investment income	3,389,224	404,263	296,258	623,831
Accumulated net realized loss on investments and foreign currency transactions	(132,481,233)	(658,901,041)	(51,577,441)	(9,003,937)
Net unrealized appreciation on investments and foreign currency transactions	228,770,824	353,717,345	62,893,081	193,003,958

NET ASSETS	$1,228,121,922	$1,971,807,269	$338,336,440	$1,147,569,790

CAPITAL SHARES:
Net Assets	$1,228,121,922	$1,971,807,269	$338,336,440	$1,147,569,790
Shares Outstanding	126,969,382	224,704,595	34,379,437	101,228,165
Net Asset Value offering and redemption price per share (net assets divided by shares outstanding)	$9.67	$8.78	$9.84	$11.34
Cost of investments	$1,041,028,112	$1,616,917,521	$316,862,174	$1,104,409,984
Cost of cash denominated in foreign currencies	$—	$—	$—	$16

† Includes securities on loan with values of (Note 7):	$39,000,617	$—	$39,591,951	$140,028,323

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

December 31, 2010

	Discovery	International	Diversifying Strategies(3)
ASSETS:
Investment in securities, at value†	$230,967,184	$1,248,525,412	$866,572,617
Cash	3,325	18,219	6,652
Cash denominated in foreign currencies	37	7,045,754	47,310
Receivables:
Dividends	161,258	1,648,926	16,663
Interest	658,233	—	4,382,670
Security lending income	57,498	14,053	—
Investments sold	2,254,819	330,074	18,211
Fund shares sold	73,777	116,450	268,187
Recoverable foreign taxes	—	549,991	11,636
Due from broker—swap agreements collateral	—	—	3,160,896
Unrealized appreciation on swap agreements	—	—	357,078
Unrealized appreciation on forward foreign currency exchange contracts	660	—	6,570,101

Total Assets	234,176,791	1,258,248,879	881,412,021

LIABILITIES:
Payables:
Investments purchased	573,020	1,883,379	744,260
Distributions	35,015	—	—
Fund shares redeemed	75,842	170,513	38
Variation margin on futures contracts	679,852	—	810,829
Foreign taxes	—	57,817	—
Collateral for securities loaned	19,662,643	35,145,030	—
Unrealized depreciation on swap agreements	—	—	2,210,623
Options written, at value (Premium $0, $0 and $88,257, respectively)	—	—	71,019
Unrealized depreciation on forward foreign currency exchange contracts	—	—	5,677,381
Other	—	—	10,798
Accrued Expenses:
Advisory fees	17,739	100,567	72,144
Subadviser fees	220,632	1,454,998	859,989
Fund services fees	62,086	351,989	252,510
Administration fees	5,926	5,926	5,926
Directors’ fees and expenses	961	5,496	3,835
Other accrued expenses	73,117	309,979	101,555

Total Liabilities	21,406,833	39,485,694	10,820,907

NET ASSETS	$212,769,958	$1,218,763,185	$870,591,114

NET ASSETS REPRESENTED BY:
Paid-in capital	$203,510,639	$1,276,508,017	$853,003,468
Undistributed net investment income (loss)	(49,562)	11,574,953	(1,755,777)
Accumulated net realized loss on investments, futures contracts, foreign currency transactions, written options and swap agreements	(14,054,098)	(184,316,964)	(1,950,315)
Net unrealized appreciation on investments, futures contracts, foreign currency transactions, written options and swap agreements	23,362,979	114,997,179	21,293,738

NET ASSETS	$212,769,958	$1,218,763,185	$870,591,114

CAPITAL SHARES:
Net Assets	$212,769,958	$1,218,763,185	$870,591,114
Shares Outstanding	22,575,217	130,428,026	85,675,127
Net Asset Value offering and redemption price per share (net assets divided by shares outstanding)	$9.42	$9.34	$10.16
Cost of investments	$209,976,375	$1,133,602,006	$844,298,193
Cost of cash denominated in foreign currencies	$37	$6,963,932	$93,968

† Includes securities on loan with values of (Note 7):	$18,782,030	$33,726,624	$—
(3)	Formerly Diversified Assets Fund.

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

December 31, 2010

	Core Bond Index	500 Stock Index	Broad Market Index	Mid/Small Company Index	Overseas Equity Index
ASSETS:
Investment in securities, at value†	$1,197,947,999	$405,808,163	$583,281,562	$490,852,331	$206,534,265
Cash	3,911	2,025	326,319	35,844	—
Cash denominated in foreign currencies	—	—	—	—	341,432
Receivables:
Dividends	6,548	438,231	599,780	419,146	198,555
Interest	8,177,760	—	—	—	—
Security lending income	3,475	2,810	10,971	26,058	49
Investments sold	34,250,211	—	6,717	8,015	—
Fund shares sold	5,359,021	226,960	133,336	916,014	177,002
Recoverable foreign taxes	1,759	726	—	—	234,596
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	—	102,822

Total Assets	1,245,750,684	406,478,915	584,358,685	492,257,408	207,588,721

LIABILITIES:
Payables:
Investments purchased	60,672,578	—	322,372	—	116,869
Distributions	3,884,232	—	—	—	115,005
Fund shares redeemed	121,558	—	299,010	—	47,418
Variation margin on futures contracts	—	13,258	11,433	54,743	25,335
Collateral for securities loaned	73,225,714	22,206,711	45,806,463	87,035,285	226,118
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	—	16,097
Accrued Expenses:
Advisory fees	46,276	15,930	22,516	16,453	8,594
Subadviser fees	57,462	18,520	30,709	29,100	35,076
Fund services fees	229,962	48,913	66,949	72,521	26,730
Administration fees	5,926	5,926	5,926	5,926	5,926
Directors’ fees and expenses	5,206	1,777	2,539	1,510	949
Other accrued expenses	180,419	82,465	88,508	69,131	107,388

Total Liabilities	138,429,333	22,393,500	46,656,425	87,284,669	731,505

NET ASSETS	$1,107,321,351	$384,085,415	$537,702,260	$404,972,739	$206,857,216

NET ASSETS REPRESENTED BY:
Paid-in capital	$1,104,338,435	$280,923,888	$396,523,139	$330,576,836	$215,827,805
Undistributed net investment income (loss)	14,310	139,469	5,871,309	684,655	(832,919)
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(29,076,859)	(15,453,860)	(15,119,258)	3,462,054	(4,139,447)
Net unrealized appreciation (depreciation) on investments, futures contracts and foreign currency transactions	32,045,465	118,475,918	150,427,070	70,249,194	(3,998,223)

NET ASSETS	$1,107,321,351	$384,085,415	$537,702,260	$404,972,739	$206,857,216

CAPITAL SHARES:
Net Assets—Class I	$824,962,558	$102,642,409	$131,673,152	$243,794,307	$57,649,499
Shares Outstanding—Class I	81,653,764	10,316,485	12,063,239	15,837,978	5,327,484
Net Asset Value—Class I, offering and redemption price per share (net assets divided by shares outstanding)	$10.10	$9.95	$10.92	$15.39	$10.82
Net Assets—Class II	$282,358,793	$281,443,006	$406,029,108	$161,178,432	$149,207,717
Shares Outstanding—Class II	27,793,322	29,964,085	39,546,493	11,036,521	14,682,862
Net Asset Value—Class II, offering and redemption price per share (net assets divided by shares outstanding)	$10.16	$9.39	$10.27	$14.60	$10.16
Cost of investments	$1,165,902,534	$287,521,803	$432,952,332	$420,597,340	$210,522,197
Cost of cash denominated in foreign currencies	$—	$—	$—	$—	$432,891

† Includes securities on loan with values of (Note 7):	$71,394,370	$21,648,537	$44,349,910	$84,106,559	$216,055

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

December 31, 2010

	Model Portfolio Funds
	Savings Oriented	Conservative Growth	Traditional Growth	Long-Term Growth	All-Equity Growth
ASSETS:
Investment in securities of affiliated Mutual Funds, at value(a)	$338,593,156	$586,991,797	$1,495,908,284	$1,848,595,275	$715,167,565
Receivables:
Dividends	1,038,766	1,277,861	1,731,061	828,943	10,722
Investments sold	28,434	48,665	113,275	192,262	135,275
Fund shares sold	6,522,206	10,707,628	22,270,773	26,417,682	5,921,169

Total Assets	346,182,562	599,025,951	1,520,023,393	1,876,034,162	721,234,731

LIABILITIES:
Payables:
Investments purchased	1,085,167	1,922,051	1,970,163	832,920	17,111
Distributions	6,476,782	10,064,194	21,975,154	26,389,015	5,906,426
Fund shares redeemed	—	—	59,669	80,387	85,876
Accrued Expenses:
Advisory fees	29,359	50,245	116,961	141,024	59,652
Administration fees	4,935	4,935	4,935	4,935	4,935
Directors’ fees and expenses	1,684	2,882	7,275	8,787	3,254
Other accrued expenses	51,732	69,783	131,999	147,147	67,867

Total Liabilities	7,649,659	12,114,090	24,266,156	27,604,215	6,145,121

NET ASSETS	$338,532,903	$586,911,861	$1,495,757,237	$1,848,429,947	$715,089,610

NET ASSETS REPRESENTED BY:
Paid-in capital	$333,119,878	$577,763,608	$1,474,583,657	$1,786,590,726	$724,625,364
Undistributed net investment income	628,890	1,371,379	6,688,019	4,819,192	1,367,944
Accumulated net realized loss on investments	(8,236,107)	(14,062,697)	(56,313,816)	(29,636,259)	(10,838,250)
Net unrealized appreciation (depreciation) on investments	13,020,242	21,839,571	70,799,377	86,656,288	(65,448)

NET ASSETS	$338,532,903	$586,911,861	$1,495,757,237	$1,848,429,947	$715,089,610

CAPITAL SHARES:
Net Assets	$338,532,903	$586,911,861	$1,495,757,237	$1,848,429,947	$715,089,610
Shares Outstanding	13,918,979	24,847,990	67,482,227	86,314,773	36,102,871
Net Asset Value offering and redemption price per share (net assets divided by shares outstanding)	$24.32	$23.62	$22 .17	$21.41	$19.81
Cost of investments	$325,572,914	$565,152,226	$1,425,108,907	$1,761,938,987	$715,233,013

(a)	Investment in other Vantagepoint Funds (Note 1).

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

December 31, 2010

	Milestone Funds
	Retirement Income	Milestone 2010	Milestone 2015	Milestone 2020	Milestone 2025
ASSETS:
Investment in securities of affiliated Mutual Funds, at value(a)	$216,005,024	$217,815,103	$363,194,652	$344,082,154	$267,201,055
Receivables:
Dividends	664,491	573,883	597,053	222,375	133,024
Investments sold	16,483	110,699	28,679	27,411	21,478
Fund shares sold	3,511,347	2,830,396	5,361,254	5,203,867	3,849,519

Total Assets	220,197,345	221,330,081	369,181,638	349,535,807	271,205,076

LIABILITIES:
Payables:
Investments purchased	874,478	574,630	703,525	432,285	217,557
Distributions	3,293,374	2,813,079	5,254,782	4,993,957	3,764,986
Fund shares redeemed	7,987	110,395	—	—	—
Accrued Expenses:
Advisory fees	17,073	17,469	29,672	28,351	22,209
Administration fees	4,935	4,935	4,935	4,935	4,935
Directors’ fees and expenses	592	670	1,248	1,204	952
Other accrued expenses	37,460	38,887	43,772	42,433	39,184

Total Liabilities	4,235,899	3,560,065	6,037,934	5,503,165	4,049,823

NET ASSETS	$215,961,446	$217,770,016	$363,143,704	$344,032,642	$267,155,253

NET ASSETS REPRESENTED BY:
Paid-in capital	$214,299,761	$215,208,618	$357,456,067	$335,007,879	$257,498,137
Undistributed net investment income	3,234	410,722	853,089	12,743	12,925
Accumulated net realized loss on investments	(5,338,620)	(8,605,882)	(6,646,497)	(3,967,822)	(2,268,344)
Net unrealized appreciation on investments	6,997,071	10,756,558	11,481,045	12,979,842	11,912,535

NET ASSETS	$215,961,446	$217,770,016	$363,143,704	$344,032,642	$267,155,253

CAPITAL SHARES:
Net Assets	$215,961,446	$217,770,016	$363,143,704	$344,032,642	$267,155,253
Shares Outstanding	20,911,672	21,271,452	35,098,940	33,281,914	26,023,096
Net Asset Value offering and redemption price per share (net assets divided by shares outstanding)	$10.33	$10.24	$10.35	$10.34	$10.27
Cost of investments	$209,007,953	$207,058,545	$351,713,607	$331,102,312	$255,288,520

(a)	Investment in other Vantagepoint Funds (Note 1).

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

December 31, 2010

	Milestone Funds
	Milestone 2030	Milestone 2035	Milestone 2040	Milestone 2045
ASSETS:
Investment in securities of affiliated Mutual Funds, at value(a)	$211,198,367	$133,160,637	$132,347,242	$22,401,038
Receivables:
Dividends	65,100	23,150	23,015	3,923
Investments sold	83,430	10,799	10,887	82,065
Fund shares sold	2,724,887	2,004,142	1,841,896	279,181
Due from investment adviser(b)	—	—	—	2,964

Total Assets	214,071,784	135,198,728	134,223,040	22,769,171

LIABILITIES:
Payables:
Investments purchased	69,889	442,581	317,342	5,043
Distributions	2,711,613	1,584,711	1,547,569	258,113
Fund shares redeemed	74,786	—	—	103,133
Accrued Expenses:
Advisory fees	17,707	11,162	11,248	1,813
Administration fees	4,935	4,935	4,935	5,001
Directors’ fees and expenses	785	491	556	27
Other accrued expenses	37,053	34,170	34,944	32,696

Total Liabilities	2,916,768	2,078,050	1,916,594	405,826

NET ASSETS	$211,155,016	$133,120,678	$132,306,446	$22,363,345

NET ASSETS REPRESENTED BY:
Paid-in capital	$200,189,572	$124,262,202	$120,932,050	$19,722,457
Undistributed net investment income	13,369	8,810	6,607	—
Accumulated net realized gain (loss) on investments	(1,805,303)	(1,085,121)	(7,885,004)	66,515
Net unrealized appreciation on investments	12,757,378	9,934,787	19,252,793	2,574,373

NET ASSETS	$211,155,016	$133,120,678	$132,306,446	$22,363,345

CAPITAL SHARES:
Net Assets	$211,155,016	$133,120,678	$132,306,446	$22,363,345
Shares Outstanding	20,412,392	12,948,984	12,851,452	1,973,013
Net Asset Value offering and redemption price per share (net assets divided by shares outstanding)	$10.34	$10.28	$10.30	$11.33
Cost of investments	$198,440,989	$123,225,850	$113,094,449	$19,826,665

(a)	Investment in other Vantagepoint Funds (Note 1).
(b)	Contractual fee waiver (Note 4).

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Year Ended December 31, 2010

	Money Market	Low Duration Bond(1)	Inflation Protected Securities(2)	Equity Income
INVESTMENT INCOME:
Dividends	$696,017	$54,730	$55,520	$32,891,180
Interest	—	14,212,545	10,222,866	15,791
Security lending income	—	11,715	16,179	273,106
Foreign taxes withheld on dividends	—	—	—	(165,065)

Total investment income	696,017	14,278,990	10,294,565	33,015,012

EXPENSES:
Advisory (Note 4)	377,511	452,140	433,408	1,619,095
Subadviser	—	639,721	657,043	6,072,584
Fund services	1,321,309	1,582,514	1,516,953	5,666,920
Custodian	—	48,369	30,755	14,451
Administration	14,958	17,951	17,951	17,951
Fund accounting	12,465	22,498	22,499	47,270
Legal	97,676	54,784	49,382	193,303
Audit	16,572	21,764	21,560	22,450
Directors	5,465	5,999	5,601	21,549
State license fees and memberships	19,469	29,931	20,184	27,474
Other expenses	26,710	34,977	25,882	99,059

Total expenses	1,892,135	2,910,648	2,801,218	13,802,106
Less waivers (Note 4)	(1,196,118)	—	—	(74,397)

Net Expenses	696,017	2,910,648	2,801,218	13,727,709

NET INVESTMENT INCOME	—	11,368,342	7,493,347	19,287,303

NET REALIZED AND UNREALIZED GAIN (Note 2):
Net realized gain (loss) on:
Investments	—	7,429,631	10,910,163	68,125,852
Forward contracts and foreign currency transactions	—	703,694	687,510	2,862
Futures contracts	—	(241,921)	918,862	—
Options written	—	—	784,474	—
Swap agreements	—	—	40,825	—

Net realized gain	—	7,891,404	13,341,834	68,128,714

Net change in unrealized appreciation (depreciation) on:
Investments	—	(4,281,999)	2,943,851	126,234,016
Forward contracts and foreign currency transactions	—	(234,403)	(60,312)	503
Futures contracts	—	(127,803)	22,200	—
Options written	—	—	(117,867)	—
Swap agreements	—	—	75,133	—

Net change in unrealized appreciation (depreciation)	—	(4,644,205)	2,863,005	126,234,519

NET GAIN	—	3,247,199	16,204,839	194,363,233

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$—	$14,615,541	$23,698,186	$213,650,536

(1)	Formerly Short-Term Bond Fund.
(2)	Formerly US Government Securities Fund.

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Year Ended December 31, 2010

	Growth & Income	Growth	Select Value	Aggressive Opportunities
INVESTMENT INCOME:
Dividends	$18,199,567	$26,912,067	$6,051,627	$9,715,374
Interest	4	—	—	—
Security lending income	70,259	185,822	30,361	621,648
Foreign taxes withheld on dividends	(4,631)	(108,136)	(2,559)	(187,720)

Total investment income	18,265,199	26,989,753	6,079,429	10,149,302

EXPENSES:
Advisory (Note 4)	1,073,943	1,798,744	303,134	1,040,863
Subadviser	3,378,160	6,834,462	1,504,186	4,647,789
Fund services	3,758,858	6,295,704	1,060,987	3,643,078
Custodian	14,085	17,148	12,990	16,440
Administration	17,951	17,951	17,951	17,951
Fund accounting	34,484	54,856	22,499	38,499
Legal	127,316	224,879	35,755	132,816
Audit	23,075	12,125	21,764	19,443
Directors	14,354	24,561	4,024	14,061
State license fees and memberships	26,880	31,484	23,152	28,236
Other expenses	66,525	111,655	17,792	63,222

Total expenses	8,535,631	15,423,569	3,024,234	9,662,398
Less waivers (Note 4)	(44,441)	(391,087)	—	(18,233)

Net Expenses	8,491,190	15,032,482	3,024,234	9,644,165

NET INVESTMENT INCOME	9,774,009	11,957,271	3,055,195	505,137

NET REALIZED AND UNREALIZED GAIN (Note 2):
Net realized gain (loss) on:
Investments	80,869,747	132,859,679	29,416,353	150,434,390
Forward contracts and foreign currency transactions	(398)	—	—	11,108

Net realized gain	80,869,349	132,859,679	29,416,353	150,445,498

Net change in unrealized appreciation (depreciation) on:
Investments	65,785,308	112,223,450	26,343,846	34,516,825
Forward contracts and foreign currency transactions	1,951	—	—	(808)

Net change in unrealized appreciation	65,787,259	112,223,450	26,343,846	34,516,017

NET GAIN	146,656,608	245,083,129	55,760,199	184,961,515

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$156,430,617	$257,040,400	$58,815,394	$185,466,652

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Year Ended December 31, 2010

	Discovery	International	Diversifying Strategies(3)
INVESTMENT INCOME:
Dividends	$1,423,159	$32,717,702	$957,410
Interest	1,947,368	15,859	13,567,715
Security lending income	227,694	982,734	—
Foreign taxes withheld on dividends	(5,017)	(2,597,216)	(15,066)

Total investment income	3,593,204	31,119,079	14,510,059

EXPENSES:
Advisory (Note 4)	184,625	1,061,173	734,563
Subadviser	804,477	5,066,023	2,931,718
Fund services	646,197	3,714,164	2,571,011
Custodian	53,968	220,558	131,541
Administration	17,951	17,951	17,951
Fund accounting	25,999	30,229	35,499
Legal	21,771	128,396	213,655
Audit	21,764	22,173	21,686
Directors	2,436	14,052	9,621
State license fees and memberships	19,679	25,516	3,701
Other expenses	10,912	74,397	47,049

Total expenses	1,809,779	10,374,632	6,717,995
Less waivers (Note 4)	—	—	(14,238)

Net Expenses	1,809,779	10,374,632	6,703,757

NET INVESTMENT INCOME	1,783,425	20,744,447	7,806,302

NET REALIZED AND UNREALIZED GAIN (Note 2):
Net realized gain (loss) on:
Investments	17,411,517	21,128,912	5,523,878
Forward contracts and foreign currency transactions	44,309	(491,468)	1,161,687
Futures contracts	24,380,737	—	(5,162,423)
Options written	—	—	(10,246)
Swap agreements	—	—	5,181,504

Net realized gain	41,836,563	20,637,444	6,694,400

Net change in unrealized appreciation (depreciation) on:
Investments	3,225,111	47,346,439 (a)	19,960,824
Forward contracts and foreign currency transactions	(21,394)	152,931	1,922,287
Futures contracts	(562,878)	—	728,841
Options written	—	—	17,238
Swap agreements	—	—	(1,853,545)

Net change in unrealized appreciation	2,640,839	47,499,370	20,775,645

NET GAIN	44,477,402	68,136,814	27,470,045

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$46,260,827	$88,881,261	$35,276,347

(3)	Formerly Diversified Assets Fund.
(a)	Net of decrease in deferred foreign tax of $57,816.

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Year Ended December 31, 2010

	Core Bond Index	500 Stock Index	Broad Market Index	Mid/Small Company Index	Overseas Equity Index
INVESTMENT INCOME:
Dividends	$56,216	$6,956,562	$9,370,447	$4,437,356	$5,575,657
Interest	36,986,895	591	817	543	914
Security lending income	40,376	37,532	150,435	361,205	10,136
Foreign taxes withheld on dividends	—	(545)	(1,287)	(3,512)	(443,994)

Total investment income	37,083,487	6,994,140	9,520,412	4,795,592	5,142,713

EXPENSES:
Advisory (Note 4)	497,062	169,294	241,197	149,657	91,337
Subadviser	222,281	70,820	112,525	104,857	129,601
Fund services Class I	2,208,533	268,661	362,983	536,416	155,080
Fund services Class II	257,929	249,032	361,396	120,504	130,978
Custodian	161,725	18,575	36,898	38,757	76,109
Administration	17,951	17,951	17,951	17,951	17,951
Fund accounting	27,777	22,499	22,498	22,499	22,499
Legal	114,173	39,998	58,172	32,704	22,002
Audit	21,577	21,764	24,480	23,398	21,764
Directors	13,175	4,527	6,573	3,683	2,463
State license fees and memberships	28,560	55,270	30,872	28,657	56,562
Other expenses	77,285	20,252	30,203	17,069	38,936

Total expenses	3,648,028	958,643	1,305,748	1,096,152	765,282

NET INVESTMENT INCOME	33,435,459	6,035,497	8,214,664	3,699,440	4,377,431

NET REALIZED AND UNREALIZED GAIN (Note 2):
Net realized gain (loss) on:
Investments	7,955,159	3,941,080	8,835,912	8,864,454	(342,637)
Forward contracts and foreign currency transactions	—	—	—	—	(74,914)
Futures contracts	—	293,157	1,938,810	1,626,497	105,830

Net realized gain (loss)	7,955,159	4,234,237	10,774,722	10,490,951	(311,721)

Net change in unrealized appreciation (depreciation) on:
Investments	16,038,999	37,930,448	61,420,658	65,187,167	10,131,660
Forward contracts and foreign currency transactions	—	—	—	—	146,460
Futures contracts	—	154,000	13,398	(148,872)	(45,588)

Net change in unrealized appreciation	16,038,999	38,084,448	61,434,056	65,038,295	10,232,532

NET GAIN	23,994,158	42,318,685	72,208,778	75,529,246	9,920,811

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$57,429,617	$48,354,182	$80,423,442	$79,228,686	$14,298,242

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Year Ended December 31, 2010

	Model Portfolio Funds
	Savings Oriented	Conservative Growth	Traditional Growth	Long-Term Growth	All-Equity Growth
INVESTMENT INCOME:
Dividend income from affiliated mutual funds(a)	$6,796,017	$10,636,472	$23,465,856	$25,470,249	$6,733,220

Total investment income	6,796,017	10,636,472	23,465,856	25,470,249	6,733,220

EXPENSES:
Advisory (Note 4)	321,231	543,718	1,258,154	1,492,160	611,828
Custodian	1,262	2,188	3,881	4,468	2,316
Administration	14,958	14,958	14,958	14,958	14,958
Fund accounting	12,465	17,885	44,530	50,370	17,520
Legal	37,811	64,364	164,004	198,537	73,920
Audit	16,333	16,895	17,616	15,740	16,413
Directors	4,305	7,350	18,628	22,436	8,269
State license fees and memberships	29,318	30,063	35,364	35,144	29,714
Other expenses	21,133	34,511	88,439	107,851	41,139

Total expenses	458,816	731,932	1,645,574	1,941,664	816,077

NET INVESTMENT INCOME	6,337,201	9,904,540	21,820,282	23,528,585	5,917,143

NET REALIZED AND UNREALIZED GAIN (Note 2):
Net realized gain (loss) on investments	(3,288,126)	1,581,062	12,432,370	12,496,051	(3,536,219)
Realized gain distributions from affiliated mutual funds(a)	647,744	731,395	739,594	—	—
Net change in unrealized appreciation on investments	17,590,586	33,658,884	112,016,099	169,636,223	89,034,048

NET GAIN	14,950,204	35,971,341	125,188,063	182,132,274	85,497,829

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,287,405	$45,875,881	$147,008,345	$205,660,859	$91,414,972

(a)	Received from other Vantagepoint Funds (Note 1).

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Year Ended December 31, 2010

	Milestone Funds
	Retirement Income	Milestone 2010	Milestone 2015	Milestone 2020	Milestone 2025
INVESTMENT INCOME:
Dividend income from affiliated mutual funds(a)	$3,041,811	$2,948,304	$5,140,616	$4,927,271	$3,634,511

Total investment income	3,041,811	2,948,304	5,140,616	4,927,271	3,634,511

EXPENSES:
Advisory (Note 4)	113,547	128,396	242,845	236,800	188,444
Custodian	365	365	365	365	365
Administration	14,958	14,958	14,958	14,958	14,958
Fund accounting	12,465	12,465	12,465	12,465	12,465
Legal	11,833	13,851	26,713	25,666	20,496
Audit	16,413	16,413	16,414	16,413	16,413
Directors	1,366	1,558	2,990	2,910	2,303
State license fees and memberships	29,457	31,112	29,708	27,189	25,069
Other expenses	7,487	7,683	15,496	15,589	12,604

Total expenses	207,891	226,801	361,954	352,355	293,117

NET INVESTMENT INCOME	2,833,920	2,721,503	4,778,662	4,574,916	3,341,394

NET REALIZED AND UNREALIZED GAIN (Note 2):
Net realized loss on investments	(805,147)	(1,308,294)	(1,096,508)	(582,497)	(376,056)
Realized gain distributions from affiliated mutual funds(a)	414,294	417,345	786,894	566,431	560,144
Net change in unrealized appreciation on investments	5,225,970	9,515,183	20,894,329	22,997,020	20,567,704

NET GAIN	4,835,117	8,624,234	20,584,715	22,980,954	20,751,792

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,669,037	$11,345,737	$25,363,377	$27,555,870	$24,093,186

(a)	Received from other Vantagepoint Funds (Note 1).

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Year Ended December 31, 2010

	Milestone Funds
	Milestone 2030	Milestone 2035	Milestone 2040	Milestone 2045
INVESTMENT INCOME:
Dividend income from affiliated mutual funds(a)	$2,657,289	$1,523,363	$1,485,832	$234,305

Total investment income	2,657,289	1,523,363	1,485,832	234,305

EXPENSES:
Advisory (Note 4)	156,378	98,790	107,531	9,222
Custodian	365	365	365	699
Administration	14,957	14,958	14,958	7,501
Fund accounting	12,465	12,465	12,465	6,252
Legal	17,020	10,719	12,594	5,369
Audit	16,413	16,413	16,413	16,913
Directors	1,913	1,197	1,387	35
State license fees and memberships	23,539	22,636	23,662	32,119
Other expenses	10,396	6,783	8,294	1,318

Total expenses	253,446	184,326	197,669	79,428
Less reimbursements/waivers (Note 4)	—	—	—	(48,469)

Net Expenses	253,446	184,326	197,669	30,959

NET INVESTMENT INCOME	2,403,843	1,339,037	1,288,163	203,346

NET REALIZED AND UNREALIZED GAIN (Note 2):
Net realized gain (loss) on investments	(488,303)	(372,095)	(6,881,193)	41,817
Realized gain distributions from affiliated mutual funds(a)	557,951	445,498	470,405	79,465
Net change in unrealized appreciation on investments	18,981,329	13,530,798	20,391,750	2,574,373

NET GAIN	19,050,977	13,604,201	13,980,962	2,695,655

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,454,820	$14,943,238	$15,269,125	$2,899,001

(a)	Received from other Vantagepoint Funds (Note 1).

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Money Market		Low Duration Bond(1)
	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
Increase (decrease) in net assets resulting from operations:
Net investment income	$—	$749,334	$11,368,342	$14,436,062
Net realized gain (loss)	—	—	7,891,404	(6,034,915)
Net change in unrealized appreciation (depreciation)	—	—	(4,644,205)	35,264,206

Net increase in net assets resulting from operations	—	749,334	14,615,541	43,665,353

Distributions to shareholders from:
Net investment income	—	(749,334)	(11,819,982)	(13,619,201)

Total distributions	—	(749,334)	(11,819,982)	(13,619,201)

Capital share transactions:
Proceeds from sale of shares	108,946,039	136,019,180	153,859,333	115,378,152
Reinvestment of distributions	—	1,236,240	11,819,982	13,619,201
Value of shares redeemed	(184,036,847)	(141,016,375)	(148,424,550)	(36,088,687)

Net increase (decrease) from capital share transactions	(75,090,808)	(3,760,955)	17,254,765	92,908,666

Total increase (decrease) in net assets	(75,090,808)	(3,760,955)	20,050,324	122,954,818

NET ASSETS at beginning of year	454,274,071	458,035,026	517,658,846	394,704,028

NET ASSETS at end of year	$379,183,263	$454,274,071	$537,709,170	$517,658,846

Undistributed net investment income (loss) included in net assets at end of year	$—	$—	$268,741	$(109,831)

SHARE TRANSACTIONS:
Number of shares sold	108,946,039	136,019,180	15,262,796	11,872,410
Number of shares issued through reinvestment of dividends and distributions	—	1,236,240	1,174,377	1,411,165
Number of shares redeemed	(184,036,847)	(141,016,375)	(14,867,466)	(3,810,655)

Net increase (decrease) in shares outstanding	(75,090,808)	(3,760,955)	1,569,707	9,472,920

(1)	Formerly Short-Term Bond Fund.

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Inflation Protected Securities(2)		Equity Income
	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
Increase (decrease) in net assets resulting from operations:
Net investment income	$7,493,347	$3,538,106	$19,287,303	$18,435,756
Net realized gain (loss)	13,341,834	4,528,409	68,128,714	(40,462,690)
Net change in unrealized appreciation	2,863,005	20,753,166	126,234,519	414,726,626

Net increase in net assets resulting from operations	23,698,186	28,819,681	213,650,536	392,699,692

Distributions to shareholders from:
Net investment income	(7,562,392)	(3,796,019)	(17,413,710)	(25,286,784)
Net realized gain	(7,414,344)	—	—	—

Total distributions	(14,976,736)	(3,796,019)	(17,413,710)	(25,286,784)

Capital share transactions:
Proceeds from sale of shares	176,197,701	62,296,704	258,561,722	118,098,980
Reinvestment of distributions	14,976,736	3,796,019	17,413,211	25,286,363
Value of shares redeemed	(46,683,849)	(52,474,428)	(120,905,222)	(96,631,716)

Net increase from capital share transactions	144,490,588	13,618,295	155,069,711	46,753,627

Total increase in net assets	153,212,038	38,641,957	351,306,537	414,166,535

NET ASSETS at beginning of year	338,789,607	300,147,650	1,516,198,631	1,102,032,096

NET ASSETS at end of year	$492,001,645	$338,789,607	$1,867,505,168	$1,516,198,631

Undistributed net investment income included in net assets at end of year	$—	$115,873	$19,713,747	$17,872,857

SHARE TRANSACTIONS:
Number of shares sold	16,047,775	6,009,514	32,408,118	19,014,964
Number of shares issued through reinvestment of dividends and distributions	1,363,298	356,714	2,051,026	3,327,153
Number of shares redeemed	(4,244,002)	(5,131,455)	(15,260,016)	(15,695,533)

Net increase in shares outstanding	13,167,071	1,234,773	19,199,128	6,646,584

(2)	Formerly US Government Securities Fund.

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Growth & Income		Growth
	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
Increase (decrease) in net assets resulting from operations:
Net investment income	$9,774,009	$11,779,819	$11,957,271	$10,178,678
Net realized gain (loss)	80,869,349	(99,528,723)	132,859,679	(150,368,859)
Net change in unrealized appreciation	65,787,259	344,166,231	112,223,450	570,146,164

Net increase in net assets resulting from operations	156,430,617	256,417,327	257,040,400	429,955,983

Distributions to shareholders from:
Net investment income	(9,595,362)	(11,876,196)	(12,440,966)	(9,946,245)

Total distributions	(9,595,362)	(11,876,196)	(12,440,966)	(9,946,245)

Capital share transactions:
Proceeds from sale of shares	156,434,244	87,093,692	118,629,311	83,366,281
Reinvestment of distributions	9,595,165	11,875,945	12,440,966	9,946,245
Value of shares redeemed	(108,378,342)	(66,907,082)	(218,394,942)	(126,464,350)

Net increase (decrease) from capital share transactions	57,651,067	32,062,555	(87,324,665)	(33,151,824)

Total increase in net assets	204,486,322	276,603,686	157,274,769	386,857,914

NET ASSETS at beginning of year	1,023,635,600	747,031,914	1,814,532,500	1,427,674,586

NET ASSETS at end of year	$1,228,121,922	$1,023,635,600	$1,971,807,269	$1,814,532,500

Undistributed net investment income included in net assets at end of year	$3,389,224	$3,224,383	$404,263	$497,760

SHARE TRANSACTIONS:
Number of shares sold	17,780,947	12,298,844	15,096,886	13,217,058
Number of shares issued through reinvestment of dividends and distributions	1,002,630	1,418,525	1,429,996	1,313,903
Number of shares redeemed	(12,392,060)	(9,294,730)	(27,614,863)	(20,304,324)

Net increase (decrease) in shares outstanding	6,391,517	4,422,639	(11,087,981)	(5,773,363)

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Select Value		Aggressive Opportunities
	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
Increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$3,055,195	$3,416,950	$505,137	$(141,380)
Net realized gain (loss)	29,416,353	(23,794,242)	150,445,498	(64,061,734)
Net change in unrealized appreciation	26,343,846	100,368,071	34,516,017	399,139,106

Net increase in net assets resulting from operations	58,815,394	79,990,779	185,466,652	334,935,992

Distributions to shareholders from:
Net investment income	(2,972,119)	(2,291,563)	—	(2,051,261)

Total distributions	(2,972,119)	(2,291,563)	—	(2,051,261)

Capital share transactions:
Proceeds from sale of shares	18,344,078	15,452,911	66,682,250	76,057,691
Reinvestment of distributions	2,972,119	2,291,563	—	2,051,261
Value of shares redeemed	(34,623,221)	(20,598,604)	(114,677,378)	(69,298,172)

Net increase (decrease) from capital share transactions	(13,307,024)	(2,854,130)	(47,995,128)	8,810,780

Total increase in net assets	42,536,251	74,845,086	137,471,524	341,695,511

NET ASSETS at beginning of year	295,800,189	220,955,103	1,010,098,266	668,402,755

NET ASSETS at end of year	$338,336,440	$295,800,189	$1,147,569,790	$1,010,098,266

Undistributed net investment income included in net assets at end of year	$296,258	$114,887	$623,831	$2

SHARE TRANSACTIONS:
Number of shares sold	2,148,934	2,312,296	6,533,411	9,738,562
Number of shares issued through reinvestment of dividends and distributions	304,833	281,475	—	219,386
Number of shares redeemed	(3,932,125)	(3,113,993)	(11,440,999)	(9,660,025)

Net increase (decrease) in shares outstanding	(1,478,358)	(520,222)	(4,907,588)	297,923

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Discovery		International
	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
Increase (decrease) in net assets resulting from operations:
Net investment income	$1,783,425	$1,918,568	$20,744,447	$14,328,916
Net realized gain (loss)	41,836,563	10,450,817	20,637,444	(89,698,734)
Net change in unrealized appreciation	2,640,839	37,851,589	47,499,370	309,248,047

Net increase in net assets resulting from operations	46,260,827	50,220,974	88,881,261	233,878,229

Distributions to shareholders from:
Net investment income	(1,907,086)	(1,533,607)	(22,937,847)	(18,665,287)

Total distributions	(1,907,086)	(1,533,607)	(22,937,847)	(18,665,287)

Capital share transactions:
Proceeds from sale of shares	24,685,115	19,243,961	221,751,601	80,381,724
Reinvestment of distributions	1,907,086	1,533,607	22,937,847	18,665,287
Value of shares redeemed	(36,350,248)	(17,672,774)	(107,496,325)	(64,842,908)

Net increase (decrease) from capital share transactions	(9,758,047)	3,104,794	137,193,123	34,204,103

Total increase in net assets	34,595,694	51,792,161	203,136,537	249,417,045

NET ASSETS at beginning of year	178,174,264	126,382,103	1,015,626,648	766,209,603

NET ASSETS at end of year	$212,769,958	$178,174,264	$1,218,763,185	$1,015,626,648

Undistributed net investment income (loss) included in net assets at end of year	$(49,562)	$61,983	$11,574,953	$12,898,017

SHARE TRANSACTIONS:
Number of shares sold	3,105,575	3,104,451	25,357,736	10,785,180
Number of shares issued through reinvestment of dividends and distributions	205,015	207,369	2,493,244	2,147,524
Number of shares redeemed	(4,380,347)	(2,804,416)	(12,161,106)	(8,667,366)

Net increase (decrease) in shares outstanding	(1,069,757)	507,404	15,689,874	4,265,338

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Diversifying Strategies(3)
	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
Increase (decrease) in net assets resulting from operations:
Net investment income	$7,806,302	$4,086,675
Net realized gain	6,694,400	10,256,298
Net change in unrealized appreciation	20,775,645	9,254,996

Net increase in net assets resulting from operations	35,276,347	23,597,969

Distributions to shareholders from:
Net investment income	(15,514,149)	(2,104,166)

Total distributions	(15,514,149)	(2,104,166)

Capital share transactions:
Proceeds from sale of shares	431,006,703	112,250,366
Reinvestment of distributions	15,514,149	2,104,166
Value of shares redeemed	(48,887,751)	(20,742,714)

Net increase from capital share transactions	397,633,101	93,611,818

Total increase in net assets	417,395,299	115,105,621

NET ASSETS at beginning of year	453,195,815	338,090,194

NET ASSETS at end of year	$870,591,114	$453,195,815

Undistributed net investment income (loss) included in net assets at end of year	$(1,755,777)	$3,795,786

SHARE TRANSACTIONS:
Number of shares sold	43,063,258	11,596,021
Number of shares issued through reinvestment of dividends and distributions	1,531,505	213,188
Number of shares redeemed	(4,948,332)	(2,216,822)

Net increase in shares outstanding	39,646,431	9,592,387

(3)	Formerly Diversified Assets Fund.

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Core Bond Index		500 Stock Index
	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
Increase (decrease) in net assets resulting from operations:
Net investment income	$33,435,459	$39,219,047	$6,035,497	$6,879,767
Net realized gain	7,955,159	61,557	4,234,237	14,663,638
Net change in unrealized appreciation	16,038,999	14,114,167	38,084,448	53,004,035

Net increase in net assets resulting from operations	57,429,617	53,394,771	48,354,182	74,547,440

Distributions to shareholders from:
Net investment income—Class I	(28,430,963)	(34,095,496)	(1,428,297)	(1,595,466)
Net investment income—Class II	(10,420,610)	(11,167,739)	(4,640,755)	(5,028,709)

Total distributions	(38,851,573)	(45,263,235)	(6,069,052)	(6,624,175)

Capital share transactions:
Proceeds from sale of shares—Class I	203,777,877	212,991,537	14,588,594	15,529,076
Proceeds from sale of shares—Class II	50,001,904	36,266,130	37,573,481	42,291,858
Reinvestment of distributions—Class I	28,430,963	34,095,496	1,427,754	1,594,817
Reinvestment of distributions—Class II	10,420,610	11,167,739	4,640,755	5,028,709
Value of shares redeemed—Class I	(278,819,887)	(52,039,525)	(10,331,582)	(7,127,922)
Value of shares redeemed—Class II	(20,765,381)	(31,550,194)	(29,614,247)	(62,461,398)

Net increase (decrease) from capital share transactions	(6,953,914)	210,931,183	18,284,755	(5,144,860)

Total increase in net assets	11,624,130	219,062,719	60,569,885	62,778,405

NET ASSETS at beginning of year	1,095,697,221	876,634,502	323,515,530	260,737,125

NET ASSETS at end of year	$1,107,321,351	$1,095,697,221	$384,085,415	$323,515,530

Undistributed net investment income included in net assets at end of year	$14,310	$—	$139,469	$188,998

SHARE TRANSACTIONS:
Number of shares sold—Class I	19,999,683	21,699,516	1,592,115	2,120,572
Number of shares issued through reinvestment of dividends and distributions—Class I	2,799,424	3,463,451	145,097	183,313
Number of shares redeemed—Class I	(27,859,444)	(5,336,437)	(1,159,827)	(954,191)

Net increase (decrease) in shares outstanding—Class I	(5,060,337)	19,826,530	577,385	1,349,694

Number of shares sold—Class II	4,856,998	3,661,690	4,346,334	6,056,965
Number of shares issued through reinvestment of dividends and distributions—Class II	1,020,016	1,129,557	499,543	611,765
Number of shares redeemed—Class II	(2,041,422)	(3,178,007)	(3,458,473)	(7,948,426)

Net increase (decrease) in shares outstanding—Class II	3,835,592	1,613,240	1,387,404	(1,279,696)

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Broad Market Index		Mid/Small Company Index
	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
Increase (decrease) in net assets resulting from operations:
Net investment income	$8,214,664	$9,102,928	$3,699,440	$2,873,703
Net realized gain	10,774,722	4,290,377	10,490,951	4,788,115
Net change in unrealized appreciation	61,434,056	93,131,016	65,038,295	53,885,703

Net increase in net assets resulting from operations	80,423,442	106,524,321	79,228,686	61,547,521

Distributions to shareholders from:
Net investment income—Class I	(1,698,268)	(1,868,167)	(1,856,518)	(1,462,005)
Net investment income—Class II	(6,388,942)	(6,543,966)	(1,502,952)	(1,257,705)
Net realized gain—Class I	—	—	(4,324,029)	—
Net realized gain—Class II	—	—	(2,957,241)	—

Total distributions	(8,087,210)	(8,412,133)	(10,640,740)	(2,719,710)

Capital share transactions:
Proceeds from sale of shares—Class I	8,161,973	8,785,979	78,493,509	29,149,222
Proceeds from sale of shares—Class II	40,387,637	19,781,575	45,105,812	14,516,741
Reinvestment of distributions—Class I	1,698,268	1,868,167	6,179,653	1,461,859
Reinvestment of distributions—Class II	6,388,942	6,543,966	4,460,193	1,257,705
Value of shares redeemed—Class I	(15,130,889)	(9,884,210)	(15,906,098)	(12,174,315)
Value of shares redeemed—Class II	(54,166,831)	(37,188,399)	(13,566,570)	(16,013,772)

Net increase (decrease) from capital share transactions	(12,660,900)	(10,092,922)	104,766,499	18,197,440

Total increase in net assets	59,675,332	88,019,266	173,354,445	77,025,251

NET ASSETS at beginning of year	478,026,928	390,007,662	231,618,294	154,593,043

NET ASSETS at end of year	$537,702,260	$478,026,928	$404,972,739	$231,618,294

Undistributed net investment income included in net assets at end of year	$5,871,309	$5,657,890	$684,655	$369,749

SHARE TRANSACTIONS:
Number of shares sold—Class I	823,042	1,119,245	5,770,721	2,930,819
Number of shares issued through reinvestment of dividends and distributions—Class I	157,393	199,804	406,557	120,389
Number of shares redeemed—Class I	(1,566,504)	(1,250,528)	(1,203,680)	(1,196,442)

Net increase (decrease) in shares outstanding—Class I	(586,069)	68,521	4,973,598	1,854,766

Number of shares sold—Class II	4,472,508	2,675,039	3,480,050	1,498,355
Number of shares issued through reinvestment of dividends and distributions—Class II	629,452	743,632	309,306	109,047
Number of shares redeemed—Class II	(5,751,688)	(4,865,153)	(1,063,592)	(1,559,886)

Net increase (decrease) in shares outstanding—Class II	(649,728)	(1,446,482)	2,725,764	47,516

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Overseas Equity Index
	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
Increase (decrease) in net assets resulting from operations:
Net investment income	$4,377,431	$4,040,570
Net realized gain (loss)	(311,721)	8,748
Net change in unrealized appreciation	10,232,532	34,717,390

Net increase in net assets resulting from operations	14,298,242	38,766,708

Distributions to shareholders from:
Net investment income—Class I	(1,217,868)	(1,209,617)
Net investment income—Class II	(3,668,751)	(3,308,887)

Total distributions	(4,886,619)	(4,518,504)

Capital share transactions:
Proceeds from sale of shares—Class I	8,123,045	9,107,878
Proceeds from sale of shares—Class II	23,326,692	21,495,194
Reinvestment of distributions—Class I	1,217,868	1,209,617
Reinvestment of distributions—Class II	3,668,751	3,308,887
Value of shares redeemed—Class I	(7,089,014)	(2,983,796)
Value of shares redeemed—Class II	(12,740,308)	(14,187,399)

Net increase from capital share transactions	16,507,034	17,950,381

Total increase in net assets	25,918,657	52,198,585

NET ASSETS at beginning of year	180,938,559	128,739,974

NET ASSETS at end of year	$206,857,216	$180,938,559

Undistributed net investment loss included in net assets at end of year	$(832,919)	$(246,977)

SHARE TRANSACTIONS:
Number of shares sold—Class I	794,858	986,669
Number of shares issued through reinvestment of dividends and distributions—Class I	114,307	119,883
Number of shares redeemed—Class I	(719,758)	(360,106)

Net increase in shares outstanding—Class I	189,407	746,446

Number of shares sold—Class II	2,446,773	2,494,024
Number of shares issued through reinvestment of dividends and distributions—Class II	366,711	348,671
Number of shares redeemed—Class II	(1,341,339)	(1,638,307)

Net increase in shares outstanding—Class II	1,472,145	1,204,388

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Model Portfolio
	Savings Oriented		Conservative Growth
	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
Increase (decrease) in net assets resulting from operations:
Net investment income	$6,337,201	$6,415,993	$9,904,540	$10,316,936
Net realized gain (loss)	(2,640,382)	(3,729,514)	2,312,457	(4,028,708)
Net change in unrealized appreciation	17,590,586	35,490,254	33,658,884	73,147,871

Net increase in net assets resulting from operations	21,287,405	38,176,733	45,875,881	79,436,099

Distributions to shareholders from:
Net investment income	(6,476,782)	(6,178,805)	(10,064,194)	(10,102,929)
Net realized gain	—	(89,456)	—	—

Total distributions	(6,476,782)	(6,268,261)	(10,064,194)	(10,102,929)

Capital share transactions:
Proceeds from sale of shares	39,888,620	36,993,776	59,902,564	59,975,334
Reinvestment of distributions	6,475,804	6,267,265	10,063,438	10,102,137
Value of shares redeemed	(29,938,691)	(23,842,977)	(47,048,924)	(60,660,053)

Net increase from capital share transactions	16,425,733	19,418,064	22,917,078	9,417,418

Total increase in net assets	31,236,356	51,326,536	58,728,765	78,750,588

NET ASSETS at beginning of year	307,296,547	255,970,011	528,183,096	449,432,508

NET ASSETS at end of year	$338,532,903	$307,296,547	$586,911,861	$528,183,096

Undistributed net investment income included in net assets at end of year	$628,890	$647,536	$1,371,379	$1,405,028

SHARE TRANSACTIONS:
Number of shares sold	1,671,899	1,657,657	2,629,989	2,888,413
Number of shares issued through reinvestment of dividends and distributions	266,165	269,908	425,875	456,491
Number of shares redeemed	(1,255,126)	(1,126,809)	(2,071,257)	(3,091,971)

Net increase in shares outstanding	682,938	800,756	984,607	252,933

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Model Portfolio
	Traditional Growth		Long-Term Growth
	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
Increase (decrease) in net assets resulting from operations:
Net investment income	$21,820,282	$21,563,204	$23,528,585	$22,100,879
Net realized gain (loss)	13,171,964	(8,749,178)	12,496,051	(7,376,648)
Net change in unrealized appreciation	112,016,099	237,730,560	169,636,223	327,469,912

Net increase in net assets resulting from operations	147,008,345	250,544,586	205,660,859	342,194,143

Distributions to shareholders from:
Net investment income	(21,975,154)	(19,944,289)	(26,389,015)	(17,548,530)
Net realized gain	—	(989,933)	—	(7,065,993)

Total distributions	(21,975,154)	(20,934,222)	(26,389,015)	(24,614,523)

Capital share transactions:
Proceeds from sale of shares	81,013,767	104,314,253	100,667,167	135,760,589
Reinvestment of distributions	21,972,001	20,933,481	26,389,015	24,614,523
Value of shares redeemed	(85,311,246)	(73,884,585)	(79,000,421)	(60,448,266)

Net increase from capital share transactions	17,674,522	51,363,149	48,055,761	99,926,846

Total increase in net assets	142,707,713	280,973,513	227,327,605	417,506,466

NET ASSETS at beginning of year	1,353,049,524	1,072,076,011	1,621,102,342	1,203,595,876

NET ASSETS at end of year	$1,495,757,237	$1,353,049,524	$1,848,429,947	$1,621,102,342

Undistributed net investment income included in net assets at end of year	$6,688,019	$6,786,279	$4,819,192	$7,764,277

SHARE TRANSACTIONS:
Number of shares sold	3,873,208	5,731,985	5,065,938	8,112,765
Number of shares issued through reinvestment of dividends and distributions	991,069	1,032,223	1,231,405	1,275,364
Number of shares redeemed	(4,101,587)	(4,427,502)	(3,983,899)	(3,796,408)

Net increase in shares outstanding	762,690	2,336,706	2,313,444	5,591,721

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Model Portfolio
	All-Equity Growth
	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
Increase (decrease) in net assets resulting from operations:
Net investment income	$5,917,143	$5,982,498
Net realized loss	(3,536,219)	(5,487,811)
Net change in unrealized appreciation	89,034,048	145,987,231

Net increase in net assets resulting from operations	91,414,972	146,481,918

Distributions to shareholders from:
Net investment income	(5,906,426)	(4,890,721)
Net realized gain	—	(4,261,652)

Total distributions	(5,906,426)	(9,152,373)

Capital share transactions:
Proceeds from sale of shares	67,871,936	79,959,327
Reinvestment of distributions	5,906,426	9,152,373
Value of shares redeemed	(35,730,366)	(20,565,073)

Net increase from capital share transactions	38,047,996	68,546,627

Total increase in net assets	123,556,542	205,876,172

NET ASSETS at beginning of year	591,533,068	385,656,896

NET ASSETS at end of year	$715,089,610	$591,533,068

Undistributed net investment income included in net assets at end of year	$1,367,944	$1,416,003

SHARE TRANSACTIONS:
Number of shares sold	3,779,376	5,516,041
Number of shares issued through reinvestment of dividends and distributions	298,003	526,604
Number of shares redeemed	(2,004,125)	(1,517,775)

Net increase in shares outstanding	2,073,254	4,524,870

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone Retirement Income		Milestone 2010
	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
Increase (decrease) in net assets resulting from operations:
Net investment income	$2,833,920	$1,289,894	$2,721,503	$1,653,486
Net realized loss	(390,853)	(3,001,541)	(890,949)	(6,227,767)
Net change in unrealized appreciation	5,225,970	10,183,438	9,515,183	17,177,761

Net increase in net assets resulting from operations	7,669,037	8,471,791	11,345,737	12,603,480

Distributions to shareholders from:
Net investment income	(3,104,436)	(1,131,661)	(2,813,079)	(1,254,740)
Net realized gain	(188,938)	(131,351)	—	(362,908)

Total distributions	(3,293,374)	(1,263,012)	(2,813,079)	(1,617,648)

Capital share transactions:
Proceeds from sale of shares	157,374,875	38,952,559	135,480,402	27,945,309
Reinvestment of distributions	3,293,374	1,263,012	2,813,079	1,617,648
Value of shares redeemed	(25,765,656)	(14,064,321)	(19,845,672)	(14,802,207)

Net increase from capital share transactions	134,902,593	26,151,250	118,447,809	14,760,750

Total increase in net assets	139,278,256	33,360,029	126,980,467	25,746,582

NET ASSETS at beginning of year	76,683,190	43,323,161	90,789,549	65,042,967

NET ASSETS at end of year	$215,961,446	$76,683,190	$217,770,016	$90,789,549

Undistributed net investment income included in net assets at end of year	$3,234	$195,858	$410,722	$424,795

SHARE TRANSACTIONS:
Number of shares sold	15,330,569	4,204,269	13,531,505	3,149,826
Number of shares issued through reinvestment of dividends and distributions	318,816	128,747	274,715	169,210
Number of shares redeemed	(2,551,535)	(1,581,577)	(2,030,717)	(1,691,970)

Net increase in shares outstanding	13,097,850	2,751,439	11,775,503	1,627,066

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone 2015		Milestone 2020
	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
Increase (decrease) in net assets resulting from operations:
Net investment income	$4,778,662	$3,041,974	$4,574,916	$3,098,508
Net realized loss	(309,614)	(5,218,726)	(16,066)	(3,215,932)
Net change in unrealized appreciation	20,894,329	32,034,154	22,997,020	31,775,045

Net increase in net assets resulting from operations	25,363,377	29,857,402	27,555,870	31,657,621

Distributions to shareholders from:
Net investment income	(4,947,542)	(2,039,306)	(4,666,602)	(3,020,640)
Net realized gain	(307,240)	(1,178,592)	(327,355)	(1,486,573)

Total distributions	(5,254,782)	(3,217,898)	(4,993,957)	(4,507,213)

Capital share transactions:
Proceeds from sale of shares	171,311,494	51,762,958	141,895,139	51,504,692
Reinvestment of distributions	5,254,782	3,217,898	4,993,957	4,507,213
Value of shares redeemed	(19,520,195)	(15,880,219)	(11,566,427)	(9,454,164)

Net increase from capital share transactions	157,046,081	39,100,637	135,322,669	46,557,741

Total increase in net assets	177,154,676	65,740,141	157,884,582	73,708,149

NET ASSETS at beginning of year	185,989,028	120,248,887	186,148,060	112,439,911

NET ASSETS at end of year	$363,143,704	$185,989,028	$344,032,642	$186,148,060

Undistributed net investment income included in net assets at end of year	$853,089	$1,031,149	$12,743	$91,628

SHARE TRANSACTIONS:
Number of shares sold	17,080,020	5,994,475	14,257,125	6,052,676
Number of shares issued through reinvestment of dividends and distributions	507,708	337,660	482,975	477,965
Number of shares redeemed	(2,014,504)	(1,905,953)	(1,195,001)	(1,146,576)

Net increase in shares outstanding	15,573,224	4,426,182	13,545,099	5,384,065

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone 2025		Milestone 2030
	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
Increase (decrease) in net assets resulting from operations:
Net investment income	$3,341,394	$2,220,863	$2,403,843	$1,711,956
Net realized gain (loss)	184,088	(1,780,024)	69,648	(1,338,826)
Net change in unrealized appreciation	20,567,704	26,094,056	18,981,329	23,295,872

Net increase in net assets resulting from operations	24,093,186	26,534,895	21,454,820	23,669,002

Distributions to shareholders from:
Net investment income	(3,355,439)	(2,222,049)	(2,417,766)	(1,712,689)
Net realized gain	(409,547)	(1,239,920)	(293,847)	(1,159,773)

Total distributions	(3,764,986)	(3,461,969)	(2,711,613)	(2,872,462)

Capital share transactions:
Proceeds from sale of shares	102,735,105	43,932,965	73,730,416	34,947,904
Reinvestment of distributions	3,764,986	3,461,969	2,711,613	2,872,462
Value of shares redeemed	(6,069,787)	(5,387,805)	(5,248,816)	(3,580,829)

Net increase from capital share transactions	100,430,304	42,007,129	71,193,213	34,239,537

Total increase in net assets	120,758,504	65,080,055	89,936,420	55,036,077

NET ASSETS at beginning of year	146,396,749	81,316,694	121,218,596	66,182,519

NET ASSETS at end of year	$267,155,253	$146,396,749	$211,155,016	$121,218,596

Undistributed net investment income included in net assets at end of year	$12,925	$13,575	$13,369	$13,726

SHARE TRANSACTIONS:
Number of shares sold	10,522,334	5,350,578	7,614,799	4,336,313
Number of shares issued through reinvestment of dividends and distributions	366,601	373,057	261,991	310,201
Number of shares redeemed	(637,062)	(682,625)	(556,779)	(441,272)

Net increase in shares outstanding	10,251,873	5,041,010	7,320,011	4,205,242

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone 2035		Milestone 2040
	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
Increase (decrease) in net assets resulting from operations:
Net investment income	$1,339,037	$1,050,778	$1,288,163	$1,259,876
Net realized gain (loss)	73,403	(774,330)	(6,410,788)	(858,323)
Net change in unrealized appreciation	13,530,798	15,019,707	20,391,750	17,901,529

Net increase in net assets resulting from operations	14,943,238	15,296,155	15,269,125	18,303,082

Distributions to shareholders from:
Net investment income	(1,350,089)	(1,050,895)	(1,299,828)	(1,260,704)
Net realized gain	(234,623)	(732,331)	(247,741)	(792,731)

Total distributions	(1,584,712)	(1,783,226)	(1,547,569)	(2,053,435)

Capital share transactions:
Proceeds from sale of shares	44,879,846	26,621,956	45,741,486	38,629,715
Reinvestment of distributions	1,584,712	1,783,226	1,547,569	2,053,435
Value of shares redeemed	(3,577,372)	(2,418,029)	(20,051,937)	(3,586,173)

Net increase from capital share transactions	42,887,186	25,987,153	27,237,118	37,096,977

Total increase in net assets	56,245,712	39,500,082	40,958,674	53,346,624

NET ASSETS at beginning of year	76,874,966	37,374,884	91,347,772	38,001,148

NET ASSETS at end of year	$133,120,678	$76,874,966	$132,306,446	$91,347,772

Undistributed net investment income included in net assets at end of year	$8,810	$9,402	$6,607	$10,815

SHARE TRANSACTIONS:
Number of shares sold	4,732,919	3,381,530	4,848,744	4,950,336
Number of shares issued through reinvestment of dividends and distributions	154,005	195,959	150,249	226,399
Number of shares redeemed	(384,845)	(315,341)	(2,223,674)	(455,748)

Net increase in shares outstanding	4,502,079	3,262,148	2,775,319	4,720,987

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

Milestone Fund
Milestone 2045
For the Period from January 4, 2010* to December 31, 2010
Increase (decrease) in net assets resulting from operations:
Net investment income	$203,346
Net realized gain	121,282
Net change in unrealized appreciation	2,574,373

Net increase in net assets resulting from operations	2,899,001

Distributions to shareholders from:
Net investment income	(206,583)
Net realized gain	(51,530)

Total distributions	(258,113)

Capital share transactions:
Proceeds from sale of shares	20,506,639
Reinvestment of distributions	258,113
Value of shares redeemed	(1,042,295)

Net increase from capital share transactions	19,722,457

Total increase in net assets	22,363,345

NET ASSETS at beginning of year	—

NET ASSETS at end of year	$22,363,345

Undistributed net investment income included in net assets at end of year	$—

SHARE TRANSACTIONS:
Number of shares sold	2,049,774
Number of shares issued through reinvestment of dividends and distributions	22,761
Number of shares redeemed	(99,522)

Net increase in shares outstanding	1,973,013

*	Commencement of operations

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Money Market
	For the Year Ended December 31,
	2010	2009	2008	2007	2006
Net Asset Value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	—	0.00 #	0.02	0.05	0.04
Net realized and unrealized gain	—	—	0.00 #	—	(0.00)#

Total from investment operations	—	0.00 #	0.02	0.05	0.04

Less distributions:
From net investment income	—	(0.00)#	(0.02)	(0.05)	(0.04)
From net realized gain	—	—	(0.00)#	—	(0.00)#

Total distributions	—	(0.00)#	(0.02)	(0.05)	(0.04)

Net Asset Value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.00%	0.16%	2.41%	4.75%	4.51%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.50%	0.51%	0.51%	0.51%	0.52%
Expenses net of reimbursements/waivers, if any	0.18%	0.39%	0.51%	0.51%	0.52%
Net investment income (loss) before reimbursements/waivers	(0.32)%	0.04%	2.34%	4.64%	4.47%
Net investment income net of reimbursements/waivers, if any	0.00%	0.16%	2.34%	4.64%	4.47%
Supplemental Data:
Net assets, end of year (000)	$379,183	$454,274	$458,035	$306,799	$217,771
Portfolio turnover	N/A	N/A	N/A	N/A	N/A

	Low Duration Bond(1)
	For the Year Ended December 31,
	2010	2009	2008	2007	2006
Net Asset Value, beginning of year	$9.95	$9.28	$9.83	$9.76	$9.79
Income from investment operations:
Net investment income	0.25	0.32	0.37	0.41	0.37
Net realized and unrealized gain (loss)	0.10	0.65	(0.51)	0.09	0.01

Total from investment operations	0.35	0.97	(0.14)	0.50	0.38

Less distributions:
From net investment income	(0.26)	(0.30)	(0.41)	(0.43)	(0.38)
Return of capital	—	—	—	—	(0.03)

Total distributions	(0.26)	(0.30)	(0.41)	(0.43)	(0.41)

Net Asset Value, end of year	$10.04	$9.95	$9.28	$9.83	$9.76

Total return	3.58%	10.63%	(1.52)%	5.24%	3.98%
Ratios to Average Net Assets:
Expenses	0.64%	0.66%	0.66%	0.65%	0.65%
Net investment income	2.51%	3.27%	3.82%	4.15%	3.82%
Supplemental Data:
Net assets, end of year (000)	$537,709	$517,659	$394,704	$507,120	$607,673
Portfolio turnover	70%	63%	91%	149%	123%

#	Rounds to less than $0.01
(1)	Formerly Short-Term Bond Fund.

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Inflation Protected Securities(2)
	For the Year Ended December 31,
	2010	2009	2008	2007	2006
Net Asset Value, beginning of year	$10.72	$9.88	$10.46	$10.03	$10.12
Income from investment operations:
Net investment income	0.19	0.11	0.57	0.50	0.39
Net realized and unrealized gain (loss)	0.44	0.85	(0.59)	0.43	(0.06)

Total from investment operations	0.63	0.96	(0.02)	0.93	0.33

Less distributions:
From net investment income	(0.19)	(0.12)	(0.46)	(0.50)	(0.39)
From net realized gain	(0.17)	—	—	—	—
Return of capital	—	—	(0.10)	—	(0.03)

Total distributions	(0.36)	(0.12)	(0.56)	(0.50)	(0.42)

Net Asset Value, end of year	$10.99	$10.72	$9.88	$10.46	$10.03

Total return	5.95%	9.75%	(0.40)%	9.64%	3.34%
Ratios to Average Net Assets:
Expenses	0.65%	0.67%	0.67%	0.68%	0.60%
Net investment income	1.73%	1.13%	4.64%	4.86%	3.85%
Supplemental Data:
Net assets, end of year (000)	$492,002	$338,790	$300,148	$274,209	$142,540
Portfolio turnover	97%	105%	149%	174%	69%

	Equity Income
	For the Year Ended December 31,
	2010	2009	2008	2007	2006
Net Asset Value, beginning of year	$7.70	$5.79	$9.78	$9.90	$8.87
Income from investment operations:
Net investment income	0.08	0.09	0.13	0.13	0.14
Net realized and unrealized gain (loss)	0.94	1.95	(3.96)	0.25	1.52

Total from investment operations	1.02	2.04	(3.83)	0.38	1.66

Less distributions:
From net investment income	(0.08)	(0.13)	—	(0.14)	(0.14)
From net realized gain	—	—	(0.16)	(0.36)	(0.49)

Total distributions	(0.08)	(0.13)	(0.16)	(0.50)	(0.63)

Net Asset Value, end of year	$8.64	$7.70	$5.79	$9.78	$9.90

Total return	13.28%	35.28%	(39.19)%	3.76%	18.73%
Ratios to Average Net Assets:
Expenses	0.85%	0.88%	0.88%	0.88%	0.89%
Expenses net of reimbursements/waivers, if any	0.85%	0.88%	0.88%	0.88%	0.89%
Net investment income before reimbursements/waivers	1.19%	1.49%	1.74%	1.22%	1.48%
Net investment income net of reimbursements/waivers, if any	1.19%	1.49%	1.74%	1.23%	1.49%
Supplemental Data:
Net assets, end of year (000)	$1,867,505	$1,516,199	$1,102,032	$1,734,750	$1,467,953
Portfolio turnover	18%	22%	29%	18%	18%

(2)	Formerly US Government Securities Fund.

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Growth & Income
	For the Year Ended December 31,
	2010	2009	2008	2007	2006
Net Asset Value, beginning of year	$8.49	$6.43	$10.56	$11.49	$10.64
Income from investment operations:
Net investment income	0.08	0.10	0.10	0.12	0.10
Net realized and unrealized gain (loss)	1.18	2.06	(4.13)	0.58	1.32

Total from investment operations	1.26	2.16	(4.03)	0.70	1.42

Less distributions:
From net investment income	(0.08)	(0.10)	(0.07)	(0.15)	(0.10)
From net realized gain	—	—	(0.03)	(1.48)	(0.47)

Total distributions	(0.08)	(0.10)	(0.10)	(1.63)	(0.57)

Net Asset Value, end of year	$9.67	$8.49	$6.43	$10.56	$11.49

Total return	14.81%	33.61%	(38.16)%	5.98%	13.28%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.79%	0.82%	0.81%	0.81%	0.81%
Expenses net of reimbursements/waivers, if any	0.79%	0.81%	0.80%	0.80%	0.81%
Net investment income before reimbursements/waivers	0.91%	1.39%	1.20%	0.90%	0.89%
Net investment income net of reimbursements/waivers, if any	0.91%	1.39%	1.21%	0.90%	0.90%
Supplemental Data:
Net assets, end of year (000)	$1,228,122	$1,023,636	$747,032	$1,101,700	$1,176,614
Portfolio turnover	46%	111%	58%	41%	38%

	Growth
	For the Year Ended December 31,
	2010	2009	2008	2007	2006
Net Asset Value, beginning of year	$7.70	$5.91	$10.45	$9.56	$8.70
Income from investment operations:
Net investment income	0.05	0.04	0.06	0.05	0.03
Net realized and unrealized gain (loss)	1.09	1.79	(4.54)	0.89	0.86

Total from investment operations	1.14	1.83	(4.48)	0.94	0.89

Less distributions:
From net investment income	(0.06)	(0.04)	(0.06)	(0.05)	(0.03)

Total distributions	(0.06)	(0.04)	(0.06)	(0.05)	(0.03)

Net Asset Value, end of year	$8.78	$7.70	$5.91	$10.45	$9.56

Total return	14.76%	31.02%	(42.89)%	9.81%	10.21%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.86%	0.86%	0.88%	0.87%	0.90%
Expenses net of reimbursements/waivers, if any	0.84%	0.84%	0.87%	0.87%	0.90%
Net investment income before reimbursements/waivers	0.64%	0.64%	0.63%	0.41%	0.31%
Net investment income net of reimbursements/waivers, if any	0.66%	0.66%	0.64%	0.41%	0.31%
Supplemental Data:
Net assets, end of year (000)	$1,971,807	$1,814,533	$1,427,675	$2,567,845	$2,783,795
Portfolio turnover	117%	89%	175%	50%	62%

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Select Value
	For the Year Ended December 31,			For the Period from October 30, 2007* to December 31, 2007
	2010	2009	2008
Net Asset Value, beginning of year	$8.25	$6.07	$9.38	$10.00
Income from investment operations:
Net investment income	0.09	0.10	0.12	0.04
Net realized and unrealized gain (loss)	1.59	2.14	(3.31)	(0.62)

Total from investment operations	1.68	2.24	(3.19)	(0.58)

Less distributions:
From net investment income	(0.09)	(0.06)	(0.12)	(0.04)

Total distributions	(0.09)	(0.06)	(0.12)	(0.04)

Net Asset Value, end of year	$9.84	$8.25	$6.07	$9.38

Total return	20.34%	36.99%	(33.96)%	(5.85	)%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	1.00%	1.04%	1.01%	1.04	%†
Expenses net of reimbursements/waivers, if any	1.00%	1.04%	0.98%	1.00	%†
Net investment income before reimbursements/waivers	1.01%	1.42%	1.65%	2.02	%†
Net investment income net of reimbursements/waivers, if any	1.01%	1.42%	1.68%	2.06	%†
Supplemental Data:
Net assets, end of year (000)	$338,336	$295,800	$220,955	$294,157
Portfolio turnover	68%	85%	211%	11	%††

	Aggressive Opportunities
	For the Year Ended December 31,
	2010	2009	2008	2007	2006
Net Asset Value, beginning of year	$9.52	$6.32	$11.26	$12.85	$11.63
Income from investment operations:
Net investment income	0.01	(0.00)#	0.03	0.01	(0.00)#
Net realized and unrealized gain (loss)	1.81	3.22	(4.68)	0.72	1.56

Total from investment operations	1.82	3.22	(4.65)	0.73	1.56

Less distributions:
From net investment income	—	(0.02)	(0.01)	—	(0.05)
From net realized gain	—	—	(0.28)	(2.32)	(0.29)

Total distributions	—	(0.02)	(0.29)	(2.32)	(0.34)

Net Asset Value, end of year	$11.34	$9.52	$6.32	$11.26	$12.85

Total return	19.12%	50.95%	(41.29)%	5.53%	13.36%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.93%	0.99%	1.01%	1.02%	1.05%
Expenses net of reimbursements/waivers, if any	0.93%	0.98%	0.96%	1.02%	1.04%
Net investment income (loss) before reimbursements/waivers	0.05%	(0.02)%	0.25%	0.07%	(0.04)%
Net investment income (loss) net of reimbursements/waivers, if any	0.05%	(0.02)%	0.30%	0.08%	(0.03)%
Supplemental Data:
Net assets, end of year (000)	$1,147,570	$1,010,098	$668,403	$1,154,745	$1,366,708
Portfolio turnover	96%	53%	57%	45%	88%

*	Commencement of operations
††	Not annualized
†	Annualized
#	Rounds to less than $0.01

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Discovery
	For the Year Ended December 31,			For the Period from October 30, 2007* to December 31, 2007
	2010	2009	2008
Net Asset Value, beginning of year	$7.54	$5.46	$9.25	$10.00
Income from investment operations:
Net investment income	0.08	0.08	0.20	0.03
Net realized and unrealized gain (loss)	1.89	2.07	(3.77)	(0.68)

Total from investment operations	1.97	2.15	(3.57)	(0.65)

Less distributions:
From net investment income	(0.09)	(0.07)	(0.17)	(0.03)
From net realized gain	—	—	—	(0.07)
Return of capital	—	—	(0.05)	—

Total distributions	(0.09)	(0.07)	(0.22)	(0.10)

Net Asset Value, end of year	$9.42	$7.54	$5.46	$9.25

Total return	26.08%	39.32%	(38.51)%	(6.46	)%††
Ratios to Average Net Assets:
Expenses	0.98%	0.99%	0.99%	1.07	%†
Net investment income	0.97%	1.35%	2.12%	2.08	%†
Supplemental Data:
Net assets, end of year (000)	$212,770	$178,174	$126,382	$173,510
Portfolio turnover	73%	85%	111%	36	%††

	International
	For the Year Ended December 31,
	2010	2009	2008	2007	2006
Net Asset Value, beginning of year	$8.85	$6.94	$12.19	$12.57	$11.56
Income from investment operations:
Net investment income	0.15	0.12	0.17	0.18	0.16
Net realized and unrealized gain (loss)	0.52	1.96	(5.29)	1.37	2.29

Total from investment operations	0.67	2.08	(5.12)	1.55	2.45

Less distributions:
From net investment income	(0.18)	(0.17)	(0.02)	(0.21)	(0.20)
From net realized gain	—	—	(0.11)	(1.72)	(1.24)

Total distributions	(0.18)	(0.17)	(0.13)	(1.93)	(1.44)

Net Asset Value, end of year	$9.34	$8.85	$6.94	$12.19	$12.57

Total return	7.61%	29.97%	(42.03)%	12.46%	21.14%
Ratios to Average Net Assets:
Expenses	0.98%	1.05%	1.07%	1.10%	1.11%
Net investment income	1.95%	1.70%	1.95%	1.15%	1.08%
Supplemental Data:
Net assets, end of year (000)	$1,218,763	$1,015,627	$766,210	$1,145,029	$1,049,831
Portfolio turnover	53%	164%	59%	60%	65%

*	Commencement of operations
††	Not annualized
†	Annualized

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Diversifying Strategies(3)
	For the Year Ended December 31,			For the Period from October 30, 2007* to December 31, 2007
	2010	2009	2008
Net Asset Value, beginning of year	$9.85	$9.28	$9.95	$10.00
Income from investment operations:
Net investment income	0.06	0.09	0.28	0.06
Net realized and unrealized gain (loss)	0.44	0.53	(0.95)	(0.07)

Total from investment operations	0.50	0.62	(0.67)	(0.01)

Less distributions:
From net investment income	(0.19)	(0.05)	—	(0.04)
From net realized gain	—	—	(0.00)#	—

Total distributions	(0.19)	(0.05)	(0.00)#	(0.04)

Net Asset Value, end of year	$10.16	$9.85	$9.28	$9.95

Total return	5.04%	6.64%	(6.73)%	(0.07	)%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.91%	0.96%	1.00%	1.02	%†
Expenses net of reimbursements/waivers, if any	0.91%	0.95%	0.99%	1.01	%†
Net investment income before reimbursements/waivers	1.06%	1.05%	2.30%	3.52	%†
Net investment income net of reimbursements/waivers, if any	1.06%	1.06%	2.31%	3.53	%†
Supplemental Data:
Net assets, end of year (000)	$870,591	$453,196	$338,090	$465,175
Portfolio turnover	63%	129%	89%	16	%††

(3)	Formerly Diversified Assets Fund.
*	Commencement of operations
††	Not annualized
†	Annualized
#	Rounds to less than $0.01

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Core Bond Index Class I
	For the Year Ended December 31,
	2010	2009	2008	2007	2006
Net Asset Value, beginning of year	$9.89	$9.81	$9.87	$9.75	$9.90
Income from investment operations:
Net investment income	0.34	0.40	0.46	0.47	0.44
Net realized and unrealized gain (loss)	0.26	0.13	(0.02)	0.15	(0.08)

Total from investment operations	0.60	0.53	0.44	0.62	0.36

Less distributions:
From net investment income	(0.39)	(0.45)	(0.50)	(0.50)	(0.47)
Return of capital	—	—	—	—	(0.04)

Total distributions	(0.39)	(0.45)	(0.50)	(0.50)	(0.51)

Net Asset Value, end of year	$10.10	$9.89	$9.81	$9.87	$9.75

Total return	6.13%	5.57%	4.63%	6.52%	3.82%
Ratios to Average Net Assets:
Expenses	0.42%	0.42%	0.44%	0.44%	0.44%
Net investment income	3.31%	3.99%	4.70%	4.71%	4.50%
Supplemental Data:
Net assets, end of year (000)	$824,963	$857,504	$656,279	$888,541	$988,984
Portfolio turnover	85%	60%	49%	76%	28%

	Core Bond Index Class II
	For the Year Ended December 31,
	2010	2009	2008	2007	2006
Net Asset Value, beginning of year	$9.94	$9.86	$9.92	$9.80	$9.94
Income from investment operations:
Net investment income	0.36	0.42	0.48	0.49	0.46
Net realized and unrealized gain (loss)	0.27	0.13	(0.02)	0.15	(0.07)

Total from investment operations	0.63	0.55	0.46	0.64	0.39

Less distributions:
From net investment income	(0.41)	(0.47)	(0.52)	(0.52)	(0.49)
Return of capital	—	—	—	—	(0.04)

Total distributions	(0.41)	(0.47)	(0.52)	(0.52)	(0.53)

Net Asset Value, end of year	$10.16	$9.94	$9.86	$9.92	$9.80

Total return	6.41%	5.74%	4.82%	6.71%	4.11%
Ratios to Average Net Assets:
Expenses	0.22%	0.22%	0.24%	0.24%	0.24%
Net investment income	3.51%	4.21%	4.90%	4.91%	4.70%
Supplemental Data:
Net assets, end of year (000)	$282,359	$238,193	$220,355	$201,573	$170,987
Portfolio turnover	85%	60%	49%	76%	28%

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	500 Stock Index Class I
	For the Year Ended December 31,
	2010	2009	2008	2007	2006
Net Asset Value, beginning of year	$8.81	$7.12	$11.63	$11.23	$9.87
Income from investment operations:
Net investment income	0.15	0.16	0.18	0.22	0.18
Net realized and unrealized gain (loss)	1.13	1.70	(4.52)	0.35	1.33

Total from investment operations	1.28	1.86	(4.34)	0.57	1.51

Less distributions:
From net investment income	(0.14)	(0.17)	(0.17)	(0.17)	(0.15)

Total distributions	(0.14)	(0.17)	(0.17)	(0.17)	(0.15)

Net Asset Value, end of year	$9.95	$8.81	$7.12	$11.63	$11.23

Total return	14.56%	26.13%	(37.31)%	5.06%	15.27%
Ratios to Average Net Assets:
Expenses	0.43%	0.44%	0.46%	0.45%	0.45%
Net investment income	1.63%	2.19%	1.92%	1.55%	1.53%
Supplemental Data:
Net assets, end of year (000)	$102,642	$85,772	$59,748	$95,694	$107,977
Portfolio turnover	3%	15%	7%	5%	4%

	500 Stock Index Class II
	For the Year Ended December 31,
	2010	2009	2008	2007	2006
Net Asset Value, beginning of year	$8.32	$6.73	$11.01	$10.65	$9.36
Income from investment operations:
Net investment income	0.16	0.19	0.19	0.20	0.17
Net realized and unrealized gain (loss)	1.07	1.58	(4.28)	0.36	1.29

Total from investment operations	1.23	1.77	(4.09)	0.56	1.46

Less distributions:
From net investment income	(0.16)	(0.18)	(0.19)	(0.20)	(0.17)

Total distributions	(0.16)	(0.18)	(0.19)	(0.20)	(0.17)

Net Asset Value, end of year	$9.39	$8.32	$6.73	$11.01	$10.65

Total return	14.78%	26.35%	(37.15)%	5.22%	15.60%
Ratios to Average Net Assets:
Expenses	0.23%	0.24%	0.26%	0.25%	0.25%
Net investment income	1.84%	2.40%	2.13%	1.75%	1.73%
Supplemental Data:
Net assets, end of year (000)	$281,443	$237,743	$200,989	$316,248	$287,392
Portfolio turnover	3%	15%	7%	5%	4%

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Broad Market Index Class I
	For the Year Ended December 31,
	2010	2009	2008	2007	2006
Net Asset Value, beginning of year	$9.47	$7.53	$12.25	$11.81	$10.35
Income from investment operations:
Net investment income	0.16	0.17	0.21	0.26	0.22
Net realized and unrealized gain (loss)	1.43	1.92	(4.75)	0.35	1.38

Total from investment operations	1.59	2.09	(4.54)	0.61	1.60

Less distributions:
From net investment income	(0.14)	(0.15)	(0.18)	(0.17)	(0.14)

Total distributions	(0.14)	(0.15)	(0.18)	(0.17)	(0.14)

Net Asset Value, end of year	$10.92	$9.47	$7.53	$12.25	$11.81

Total return	16.84%	27.78%	(37.06)%	5.15%	15.46%
Ratios to Average Net Assets:
Expenses	0.42%	0.43%	0.44%	0.44%	0.44%
Net investment income	1.55%	2.05%	1.81%	1.48%	1.42%
Supplemental Data:
Net assets, end of year (000)	$131,673	$119,777	$94,710	$170,584	$195,651
Portfolio turnover	6%	7%	4%	2%	2%

	Broad Market Index Class II
	For the Year Ended December 31,
	2010	2009	2008	2007	2006
Net Asset Value, beginning of year	$8.91	$7.09	$11.57	$11.17	$9.80
Income from investment operations:
Net investment income	0.16	0.18	0.20	0.20	0.17
Net realized and unrealized gain (loss)	1.36	1.81	(4.48)	0.40	1.37

Total from investment operations	1.52	1.99	(4.28)	0.60	1.54

Less distributions:
From net investment income	(0.16)	(0.17)	(0.20)	(0.20)	(0.17)

Total distributions	(0.16)	(0.17)	(0.20)	(0.20)	(0.17)

Net Asset Value, end of year	$10.27	$8.91	$7.09	$11.57	$11.17

Total return	17.12%	28.04%	(36.97)%	5.35%	15.68%
Ratios to Average Net Assets:
Expenses	0.22%	0.23%	0.24%	0.24%	0.24%
Net investment income	1.75%	2.26%	2.03%	1.68%	1.63%
Supplemental Data:
Net assets, end of year (000)	$406,029	$358,250	$295,297	$484,534	$449,961
Portfolio turnover	6%	7%	4%	2%	2%

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Mid/Small Company Index Class I
	For the Year Ended December 31,
	2010	2009	2008	2007	2006
Net Asset Value, beginning of year	$12.35	$9.17	$16.23	$16.52	$14.99
Income from investment operations:
Net investment income	0.13	0.13	0.18	0.16	0.16
Net realized and unrealized gain (loss)	3.31	3.19	(6.46)	0.68	2.09

Total from investment operations	3.44	3.32	(6.28)	0.84	2.25

Less distributions:
From net investment income	(0.12)	(0.14)	(0.18)	(0.20)	(0.12)
From net realized gain	(0.28)	—	(0.59)	(0.93)	(0.60)
Return of capital	—	—	(0.01)	—	—

Total distributions	(0.40)	(0.14)	(0.78)	(1.13)	(0.72)

Net Asset Value, end of year	$15.39	$12.35	$9.17	$16.23	$16.52

Total return	27.93%	36.19%	(38.57)%	4.98%	14.99%
Ratios to Average Net Assets:
Expenses	0.45%	0.48%	0.50%	0.50%	0.51%
Net investment income	1.16%	1.46%	1.47%	1.16%	1.04%
Supplemental Data:
Net assets, end of year (000)	$243,794	$134,165	$82,628	$105,496	$78,663
Portfolio turnover	14%	25%	15%	18%	20%

	Mid/Small Company Index Class II
	For the Year Ended December 31,
	2010	2009	2008	2007	2006
Net Asset Value, beginning of year	$11.73	$8.71	$15.48	$15.80	$14.36
Income from investment operations:
Net investment income	0.15	0.17	0.23	0.22	0.20
Net realized and unrealized gain (loss)	3.14	3.00	(6.20)	0.61	2.00

Total from investment operations	3.29	3.17	(5.97)	0.83	2.20

Less distributions:
From net investment income	(0.14)	(0.15)	(0.20)	(0.22)	(0.16)
From net realized gain	(0.28)	—	(0.59)	(0.93)	(0.60)
Return of capital	—	—	(0.01)	—	—

Total distributions	(0.42)	(0.15)	(0.80)	(1.15)	(0.76)

Net Asset Value, end of year	$14.60	$11.73	$8.71	$15.48	$15.80

Total return	28.15%	36.47%	(38.44)%	5.20%	15.24%
Ratios to Average Net Assets:
Expenses	0.25%	0.28%	0.30%	0.30%	0.31%
Net investment income	1.35%	1.66%	1.63%	1.36%	1.24%
Supplemental Data:
Net assets, end of year (000)	$161,178	$97,453	$71,965	$121,950	$106,900
Portfolio turnover	14%	25%	15%	18%	20%

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Overseas Equity Index Class I
	For the Year Ended December 31,
	2010	2009	2008	2007	2006
Net Asset Value, beginning of year	$10.30	$8.20	$14.80	$13.79	$11.26
Income from investment operations:
Net investment income	0.23	0.22	0.39	0.35	0.21
Net realized and unrealized gain (loss)	0.52	2.12	(6.61)	1.05	2.64

Total from investment operations	0.75	2.34	(6.22)	1.40	2.85

Less distributions:
From net investment income	(0.23)	(0.24)	(0.32)	(0.38)	(0.32)
From net realized gain	—	—	(0.06)	(0.01)	—

Total distributions	(0.23)	(0.24)	(0.38)	(0.39)	(0.32)

Net Asset Value, end of year	$10.82	$10.30	$8.20	$14.80	$13.79

Total return	7.37%	28.63%	(42.05)%	10.17%	25.35%
Ratios to Average Net Assets:
Expenses	0.56%	0.59%	0.63%	0.63%	0.73%
Net investment income	2.27%	2.61%	3.07%	2.36%	2.15%
Supplemental Data:
Net assets, end of year (000)	$57,649	$52,937	$36,021	$70,723	$55,259
Portfolio turnover	2%	5%	6%	5%	3%

	Overseas Equity Index Class II
	For the Year Ended December 31,
	2010	2009	2008	2007	2006
Net Asset Value, beginning of year	$9.69	$7.72	$13.98	$13.06	$10.67
Income from investment operations:
Net investment income	0.23	0.23	0.39	0.35	0.25
Net realized and unrealized gain (loss)	0.50	2.00	(6.25)	0.99	2.48

Total from investment operations	0.73	2.23	(5.86)	1.34	2.73

Less distributions:
From net investment income	(0.26)	(0.26)	(0.34)	(0.41)	(0.34)
From net realized gain	—	—	(0.06)	(0.01)	—

Total distributions	(0.26)	(0.26)	(0.40)	(0.42)	(0.34)

Net Asset Value, end of year	$10.16	$9.69	$7.72	$13.98	$13.06

Total return	7.54%	28.94%	(41.90)%	10.30%	25.64%
Ratios to Average Net Assets:
Expenses	0.36%	0.39%	0.43%	0.43%	0.53%
Net investment income	2.45%	2.83%	3.27%	2.56%	2.37%
Supplemental Data:
Net assets, end of year (000)	$149,208	$128,002	$92,719	$178,661	$107,963
Portfolio turnover	2%	5%	6%	5%	3%

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Model Portfolio Savings Oriented
	For the Year Ended December 31,
	2010	2009	2008	2007	2006
Net Asset Value, beginning of year	$23.22	$20.58	$24.70	$24.70	$24.23
Income from investment operations:
Net investment income	0.46	0.49	0.73	0.88	0.84
Net realized and unrealized gain (loss)	1.11	2.64	(3.63)	0.63	0.83

Total from investment operations	1.57	3.13	(2.90)	1.51	1.67

Less distributions:
From net investment income	(0.47)	(0.48)	(0.70)	(0.96)	(0.86)
From net realized gain	—	(0.01)	(0.52)	(0.55)	(0.34)

Total distributions	(0.47)	(0.49)	(1.22)	(1.51)	(1.20)

Net Asset Value, end of year	$24.32	$23.22	$20.58	$24.70	$24.70

Total return	6.78%	15.18%	(11.67)%	6.15%	6.90%
Ratios to Average Net Assets:
Expenses	0.14%	0.16%	0.16%	0.15%	0.15%
Net investment income	1.97%	2.36%	2.88%	3.66%	3.36%
Supplemental Data:
Net assets, end of year (000)	$338,533	$307,297	$255,970	$311,455	$292,287
Portfolio turnover	25%	7%	18%	27%	11%

	Model Portfolio Conservative Growth
	For the Year Ended December 31,
	2010	2009	2008	2007	2006
Net Asset Value, beginning of year	$22.13	$19.04	$24.62	$24.48	$23.24
Income from investment operations:
Net investment income	0.40	0.44	0.58	0.68	0.69
Net realized and unrealized gain (loss)	1.50	3.08	(4.92)	0.92	1.26

Total from investment operations	1.90	3.52	(4.34)	1.60	1.95

Less distributions:
From net investment income	(0.41)	(0.43)	(0.53)	(0.75)	(0.71)
From net realized gain	—	—	(0.71)	(0.71)	—

Total distributions	(0.41)	(0.43)	(1.24)	(1.46)	(0.71)

Net Asset Value, end of year	$23.62	$22.13	$19.04	$24.62	$24.48

Total return	8.60%	18.50%	(17.56)%	6.57%	8.38%
Ratios to Average Net Assets:
Expenses	0.13%	0.15%	0.15%	0.14%	0.15%
Net investment income	1.80%	2.20%	2.40%	2.99%	2.86%
Supplemental Data:
Net assets, end of year (000)	$586,912	$528,183	$449,433	$597,775	$549,966
Portfolio turnover	23%	13%	19%	27%	9%

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Model Portfolio Traditional Growth
	For the Year Ended December 31,
	2010	2009	2008	2007	2006
Net Asset Value, beginning of year	$20.28	$16.65	$24.04	$24.26	$22.46
Income from investment operations:
Net investment income	0.33	0.33	0.38	0.46	0.48
Net realized and unrealized gain (loss)	1.89	3.62	(6.53)	1.25	1.86

Total from investment operations	2.22	3.95	(6.15)	1.71	2.34

Less distributions:
From net investment income	(0.33)	(0.30)	(0.30)	(0.56)	(0.51)
From net realized gain	—	(0.02)	(0.94)	(1.37)	(0.03)

Total distributions	(0.33)	(0.32)	(1.24)	(1.93)	(0.54)

Net Asset Value, end of year	$22.17	$20.28	$16.65	$24.04	$24.26

Total return	10.95%	23.72%	(25.39)%	7.03%	10.42%
Ratios to Average Net Assets:
Expenses	0.12%	0.13%	0.13%	0.13%	0.13%
Net investment income	1.57%	1.86%	1.74%	2.23%	2.13%
Supplemental Data:
Net assets, end of year (000)	$1,495,757	$1,353,050	$1,072,076	$1,487,224	$1,331,012
Portfolio turnover	15%	8%	20%	28%	6%

	Model Portfolio Long-Term Growth
	For the Year Ended December 31,
	2010	2009	2008	2007	2006
Net Asset Value, beginning of year	$19.30	$15.35	$24.26	$24.56	$22.16
Income from investment operations:
Net investment income	0.27	0.26	0.24	0.26	0.34
Net realized and unrealized gain (loss)	2.15	3.99	(7.81)	1.64	2.43

Total from investment operations	2.42	4.25	(7.57)	1.90	2.77

Less distributions:
From net investment income	(0.31)	(0.21)	(0.21)	(0.43)	(0.32)
From net realized gain	—	(0.09)	(1.13)	(1.77)	(0.05)

Total distributions	(0.31)	(0.30)	(1.34)	(2.20)	(0.37)

Net Asset Value, end of year	$21.41	$19.30	$15.35	$24.26	$24.56

Total return	12.54%	27.67%	(30.99)%	7.74%	12.50%
Ratios to Average Net Assets:
Expenses	0.12%	0.13%	0.13%	0.12%	0.13%
Net investment income	1.40%	1.63%	1.16%	1.57%	1.51%
Supplemental Data:
Net assets, end of year (000)	$1,848,430	$1,621,102	$1,203,596	$1,677,987	$1,470,918
Portfolio turnover	10%	5%	14%	27%	6%

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Model Portfolio All-Equity Growth
	For the Year Ended December 31,
	2010	2009	2008	2007	2006
Net Asset Value, beginning of year	$17.38	$13.07	$24.63	$25.88	$22.96
Income from investment operations:
Net investment income	0.16	0.18	0.11	0.04	0.15
Net realized and unrealized gain (loss)	2.43	4.41	(10.01)	1.98	3.19

Total from investment operations	2.59	4.59	(9.90)	2.02	3.34

Less distributions:
From net investment income	(0.16)	(0.15)	(0.12)	(0.21)	(0.19)
From net realized gain	—	(0.13)	(1.54)	(3.06)	(0.23)

Total distributions	(0.16)	(0.28)	(1.66)	(3.27)	(0.42)

Net Asset Value, end of year	$19.81	$17.38	$13.07	$24.63	$25.88

Total return	14.93%	35.07%	(39.86)%	7.75%	14.58%
Ratios to Average Net Assets:
Expenses	0.13%	0.14%	0.15%	0.14%	0.15%
Net investment income	0.95%	1.30%	0.57%	0.82%	0.71%
Supplemental Data:
Net assets, end of year (000)	$715,090	$591,533	$385,657	$597,973	$470,888
Portfolio turnover	6%	3%	7%	23%	6%

	Milestone Retirement Income
	For the Year Ended December 31,
	2010	2009	2008	2007	2006
Net Asset Value, beginning of year	$9.81	$8.56	$10.61	$10.51	$10.14
Income from investment operations:
Net investment income	0.12	0.16	0.29	0.27	0.29
Net realized and unrealized gain (loss)	0.56	1.26	(1.76)	0.36	0.48

Total from investment operations	0.68	1.42	(1.47)	0.63	0.77

Less distributions:
From net investment income	(0.15)	(0.15)	(0.29)	(0.29)	(0.29)
From net realized gain	(0.01)	(0.02)	(0.29)	(0.24)	(0.11)

Total distributions	(0.16)	(0.17)	(0.58)	(0.53)	(0.40)

Net Asset Value, end of year	$10.33	$9.81	$8.56	$10.61	$10.51

Total return	6.93%	16.53%	(13.76)%	6.05%	7.52%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.18%	0.25%	0.27%	0.30%	0.53%
Expenses net of reimbursements/waivers, if any	0.18%	0.20%	0.07%	0.14%	0.16%
Net investment income before reimbursements/waivers	2.49%	2.29%	2.55%	3.48%	3.06%
Net investment income net of reimbursements/waivers, if any	2.49%	2.34%	2.74%	3.63%	3.43%
Supplemental Data:
Net assets, end of year (000)	$215,961	$76,683	$43,323	$54,573	$22,534
Portfolio turnover	25%	14%	36%	63%	25%

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2010
	For the Year Ended December 31,
	2010	2009	2008	2007	2006
Net Asset Value, beginning of year	$9.56	$8.27	$10.65	$10.85	$10.28
Income from investment operations:
Net investment income	0.10	0.18	0.23	0.27	0.24
Net realized and unrealized gain (loss)	0.71	1.29	(2.09)	0.42	0.68

Total from investment operations	0.81	1.47	(1.86)	0.69	0.92

Less distributions:
From net investment income	(0.13)	(0.14)	(0.23)	(0.30)	(0.25)
From net realized gain	—	(0.04)	(0.29)	(0.59)	(0.10)

Total distributions	(0.13)	(0.18)	(0.52)	(0.89)	(0.35)

Net Asset Value, end of year	$10.24	$9.56	$8.27	$10.65	$10.85

Total return	8.51%	17.71%	(17.34)%	6.43%	8.95%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.18%	0.22%	0.23%	0.24%	0.32%
Expenses net of reimbursements/waivers, if any	0.18%	0.19%	0.13%	0.18%	0.18%
Net investment income before reimbursements/waivers	2.11%	2.15%	2.31%	2.97%	2.74%
Net investment income net of reimbursements/waivers, if any	2.11%	2.17%	2.41%	3.02%	2.88%
Supplemental Data:
Net assets, end of year (000)	$217,770	$90,790	$65,043	$70,403	$48,483
Portfolio turnover	33%	20%	27%	58%	15%

	Milestone 2015
	For the Year Ended December 31,
	2010	2009	2008	2007	2006
Net Asset Value, beginning of year	$9.53	$7.96	$11.13	$11.29	$10.44
Income from investment operations:
Net investment income	0.12	0.16	0.17	0.22	0.19
Net realized and unrealized gain (loss)	0.85	1.58	(2.80)	0.56	0.94

Total from investment operations	0.97	1.74	(2.63)	0.78	1.13

Less distributions:
From net investment income	(0.14)	(0.11)	(0.18)	(0.25)	(0.20)
From net realized gain	(0.01)	(0.06)	(0.36)	(0.69)	(0.08)

Total distributions	(0.15)	(0.17)	(0.54)	(0.94)	(0.28)

Net Asset Value, end of year	$10.35	$9.53	$7.96	$11.13	$11.29

Total return	10.20%	21.84%	(23.54)%	6.88%	10.87%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.15%	0.18%	0.19%	0.18%	0.24%
Expenses net of reimbursements/waivers, if any	0.15%	0.17%	0.14%	0.18%	0.17%
Net investment income before reimbursements/waivers	1.96%	2.06%	1.81%	2.57%	2.33%
Net investment income net of reimbursements/waivers, if any	1.96%	2.07%	1.85%	2.57%	2.39%
Supplemental Data:
Net assets, end of year (000)	$363,144	$185,989	$120,249	$138,535	$84,357
Portfolio turnover	15%	12%	21%	40%	10%

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2020
	For the Year Ended December 31,
	2010	2009	2008	2007	2006
Net Asset Value, beginning of year	$9.43	$7.83	$11.38	$11.52	$10.50
Income from investment operations:
Net investment income	0.14	0.16	0.13	0.20	0.18
Net realized and unrealized gain (loss)	0.92	1.68	(3.20)	0.63	1.07

Total from investment operations	1.06	1.84	(3.07)	0.83	1.25

Less distributions:
From net investment income	(0.14)	(0.16)	(0.14)	(0.23)	(0.18)
From net realized gain	(0.01)	(0.08)	(0.34)	(0.74)	(0.05)

Total distributions	(0.15)	(0.24)	(0.48)	(0.97)	(0.23)

Net Asset Value, end of year	$10.34	$9.43	$7.83	$11.38	$11.52

Total return	11.27%	23.43%	(26.86)%	7.17%	11.92%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.15%	0.18%	0.19%	0.20%	0.28%
Expenses net of reimbursements/waivers, if any	0.15%	0.17%	0.15%	0.19%	0.18%
Net investment income before reimbursements/waivers	1.93%	2.16%	1.50%	2.23%	2.05%
Net investment income net of reimbursements/waivers, if any	1.93%	2.17%	1.54%	2.24%	2.16%
Supplemental Data:
Net assets, end of year (000)	$344,033	$186,148	$112,440	$112,064	$62,402
Portfolio turnover	10%	7%	12%	40%	5%

	Milestone 2025
	For the Year Ended December 31,
	2010	2009	2008	2007	2006
Net Asset Value, beginning of year	$9.28	$7.58	$11.55	$11.72	$10.58
Income from investment operations:
Net investment income	0.13	0.14	0.10	0.16	0.15
Net realized and unrealized gain (loss)	1.00	1.78	(3.57)	0.68	1.19

Total from investment operations	1.13	1.92	(3.47)	0.84	1.34

Less distributions:
From net investment income	(0.12)	(0.14)	(0.11)	(0.20)	(0.16)
From net realized gain	(0.02)	(0.08)	(0.39)	(0.81)	(0.04)

Total distributions	(0.14)	(0.22)	(0.50)	(1.01)	(0.20)

Net Asset Value, end of year	$10.27	$9.28	$7.58	$11.55	$11.72

Total return	12.25%	25.40%	(29.90)%	7.17%	12.70%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.16%	0.19%	0.21%	0.22%	0.33%
Expenses net of reimbursements/waivers, if any	0.16%	0.18%	0.15%	0.18%	0.18%
Net investment income before reimbursements/waivers	1.77%	2.03%	1.17%	1.98%	1.81%
Net investment income net of reimbursements/waivers, if any	1.77%	2.04%	1.22%	2.02%	1.96%
Supplemental Data:
Net assets, end of year (000)	$267,155	$146,397	$81,317	$83,891	$48,804
Portfolio turnover	7%	5%	11%	38%	4%

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2030
	For the Year Ended December 31,
	2010	2009	2008	2007	2006
Net Asset Value, beginning of year	$9.26	$7.45	$11.75	$11.88	$10.64
Income from investment operations:
Net investment income	0.12	0.13	0.08	0.14	0.14
Net realized and unrealized gain (loss)	1.09	1.90	(3.92)	0.70	1.30

Total from investment operations	1.21	2.03	(3.84)	0.84	1.44

Less distributions:
From net investment income	(0.12)	(0.13)	(0.09)	(0.18)	(0.15)
From net realized gain	(0.01)	(0.09)	(0.37)	(0.79)	(0.05)

Total distributions	(0.13)	(0.22)	(0.46)	(0.97)	(0.20)

Net Asset Value, end of year	$10.34	$9.26	$7.45	$11.75	$11.88

Total return	13.11%	27.33%	(32.54)%	7.11%	13.52%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.16%	0.20%	0.23%	0.26%	0.51%
Expenses net of reimbursements/waivers, if any	0.16%	0.19%	0.16%	0.20%	0.18%
Net investment income before reimbursements/waivers	1.53%	1.89%	1.01%	1.78%	1.43%
Net investment income net of reimbursements/waivers, if any	1.53%	1.90%	1.07%	1.85%	1.76%
Supplemental Data:
Net assets, end of year (000)	$211,155	$121,219	$66,183	$61,465	$26,007
Portfolio turnover	7%	4%	10%	43%	3%

	Milestone 2035
	For the Year Ended December 31,
	2010	2009	2008	2007	2006
Net Asset Value, beginning of year	$9.10	$ 7.21	$11.83	$11.98	$10.69
Income from investment operations:
Net investment income	0.10	0.13	0.08	0.12	0.13
Net realized and unrealized gain (loss)	1.20	1.98	(4.23)	0.75	1.36

Total from investment operations	1.30	2.11	(4.15)	0.87	1.49

Less distributions:
From net investment income	(0.10)	(0.13)	(0.08)	(0.17)	(0.13)
From net realized gain	(0.02)	(0.09)	(0.39)	(0.85)	(0.07)

Total distributions	(0.12)	(0.22)	(0.47)	(1.02)	(0.20)

Net Asset Value, end of year	$10.28	$ 9.10	$7.21	$11.83	$11.98

Total return	14.33%	29.22%	(34.91)%	7.25%	14.00%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.19%	0.25%	0.31%	0.40%	0.76%
Expenses net of reimbursements/waivers, if any	0.19%	0.22%	0.19%	0.20%	0.18%
Net investment income before reimbursements/waivers	1.35%	1.92%	0.90%	1.60%	1.04%
Net investment income net of reimbursements/waivers, if any	1.35%	1.95%	1.03%	1.80%	1.62%
Supplemental Data:
Net assets, end of year (000)	$133,121	$76,875	$37,375	$34,831	$16,418
Portfolio turnover	7%	4%	9%	40%	10%

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2040
	For the Year Ended December 31,
	2010	2009	2008	2007	2006
Net Asset Value, beginning of year	$9.07	$7.10	$11.85	$11.91	$10.68
Income from investment operations:
Net investment income	0.10	0.13	0.08	0.11	0.12
Net realized and unrealized gain (loss)	1.25	2.05	(4.38)	0.75	1.39

Total from investment operations	1.35	2.18	(4.30)	0.86	1.51

Less distributions:
From net investment income	(0.10)	(0.13)	(0.08)	(0.16)	(0.13)
From net realized gain	(0.02)	(0.08)	(0.37)	(0.76)	(0.15)

Total distributions	(0.12)	(0.21)	(0.45)	(0.92)	(0.28)

Net Asset Value, end of year	$10.30	$9.07	$7.10	$11.85	$11.91

Total return	14.91%	30.70%	(36.13)%	7.23%	14.14%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.18%	0.23%	0.32%	0.43%	1.11%
Expenses net of reimbursements/waivers, if any	0.18%	0.21%	0.19%	0.19%	0.18%
Net investment income before reimbursements/waivers	1.20%	2.05%	0.92%	1.61%	0.90%
Net investment income net of reimbursements/waivers, if any	1.20%	2.06%	1.05%	1.85%	1.83%
Supplemental Data:
Net assets, end of year (000)	$132,306	$91,348	$38,001	$32,882	$12,699
Portfolio turnover	21%	4%	11%	47%	24%

	Milestone 2045
	For the Period from January 4, 2010* to December 31,
	2010
Net Asset Value, beginning of year	$10.00
Income from investment operations:
Net investment income	0.10
Net realized and unrealized gain	1.36

Total from investment operations	1.46

Less distributions:
From net investment income	(0.10)
From net realized gain	(0.03)

Total distributions	(0.13)

Net Asset Value, end of year	$11.33

Total return	14.62	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.87	%†
Expenses net of reimbursements/waivers, if any	0.34	%†
Net investment income before reimbursements/waivers	1.67	%†
Net investment income net of reimbursements/waivers, if any	2.19	%†
Supplemental Data:
Net assets, end of year (000)	$22,363
Portfolio turnover	8	%††

*	Commencement of operations
††	Not annualized
†	Annualized

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS

1.	Organization

The Vantagepoint Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Delaware statutory trust on July 28, 1998. The Company consisted of the following series on December 31, 2010:

The “Actively Managed Funds”:	The “Index Funds”:
Money Market Fund	Core Bond Index Fund
Low Duration Bond Fund	500 Stock Index Fund
Inflation Protected Securities Fund	Broad Market Index Fund
Equity Income Fund	Mid/Small Company Index Fund
Growth & Income Fund	Overseas Equity Index Fund
Growth Fund
Select Value Fund
Aggressive Opportunities Fund
Discovery Fund
International Fund
Diversifying Strategies Fund (Formerly Diversified
Assets Fund prior to January 4, 2010)

The “Milestone Funds”:	The “Model Portfolio Funds”:
Milestone Retirement Income Fund	Model Portfolio Savings Oriented Fund
Milestone 2010 Fund	Model Portfolio Conservative Growth Fund
Milestone 2015 Fund	Model Portfolio Traditional Growth Fund
Milestone 2020 Fund	Model Portfolio Long-Term Growth Fund
Milestone 2025 Fund	Model Portfolio All-Equity Growth Fund
Milestone 2030 Fund
Milestone 2035 Fund
Milestone 2040 Fund
Milestone 2045 Fund

The Milestone Funds (with the exception of the Milestone 2045 Fund) commenced operations on January 3, 2005. Each fund received $500,000 in exchange for shares purchased by the ICMA Retirement Corporation (“ICMA-RC”), the parent company of Vantagepoint Investment Advisers, LLC (“VIA” or the “Adviser”), the investment adviser to each series of the Company. The Milestone 2045 Fund commenced operations on January 4, 2010 and also received $500,000 in exchange for shares purchased by ICMA-RC.

The Select Value, Discovery and Diversifying Strategies Funds commenced operations on October 30, 2007. Each fund received $100 in exchange for shares purchased by ICMA-RC, the parent company of VIA, the investment adviser to each series of the Company.

The Actively Managed, Model Portfolio and Milestone Funds each offer a single class of shares. The Index Funds offer two classes of shares: Class I Shares and Class II Shares. The two classes of shares differ principally in their respective level of account-based services and the fees associated with such services. Ordinary dividends to shareholders are allocated to each class, based upon shares outstanding on the record date of distribution. Neither class has preferential dividend rights. Differences in per share dividend rates are generally due to differences in separate class expenses.

On January 4, 2010 the principal investment strategies of the Diversifying Strategies Fund and the Milestone Funds were changed. The principal investment strategy of the Diversifying Strategies Fund was changed to include a convertible securities strategy. The Milestone Funds’ (other than the Milestone Retirement Income Fund) strategies were changed to include a new glide path so that each “dated” fund’s asset class allocation to equity investments decreases; its allocations to fixed income investments increases; and the multi-strategy investment increases through the 10 years following the year in each “dated” fund’s name.

At a meeting held on October 8, 2010, VIA recommended, and the Company’s Board of Directors (the “Board”) approved, the liquidation and termination of the Asset Allocation Fund. The Asset Allocation Fund was closed and liquidated on December 3, 2010.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

The Model Portfolio Funds Structure

The Model Portfolio Funds invest entirely in other series of the Company (“underlying funds”). Subject to the supervision of the Board, VIA may make allocation changes to the underlying funds based on its periodic analysis to identify the allocation of assets among the different underlying funds that it believes is optimum for each Model Portfolio Fund. Each Model Portfolio Fund has a different degree of potential risk and reward and is diversified among various underlying funds in differing allocations. The underlying funds of each Model Portfolio Fund and the investment allocation to each underlying fund as of December 31, 2010 were as follows:

	Model Portfolio Funds
Fund	Savings Oriented	Conservative Growth	Traditional Growth	Long-Term Growth	All-Equity Growth
Fixed Income—%
Low Duration Bond	31.00%	19.00%	8.00%	0.00%	0.00%
Core Bond Index, Class I	9.00%	12.00%	13.00%	13.00%	0.00%
Inflation Protected Securities	15.00%	10.00%	4.00%	0.00%	0.00%

Total Fixed Income—%	55.00%	41.00%	25.00%	13.00%	0.00%

Equity—%
Equity Income	10.00%	11.00%	12.00%	13.00%	18.00%
Growth & Income	10.00%	9.00%	12.00%	13.00%	17.00%
Growth	0.00%	6.00%	10.00%	11.50%	17.00%
Select Value	0.00%	3.00%	5.50%	8.50%	9.50%
Aggressive Opportunities	0.00%	3.00%	5.50%	8.50%	9.50%
Discovery	0.00%	0.00%	3.00%	4.50%	9.00%
International	5.00%	8.00%	12.00%	16.00%	20.00%

Total Equity—%	25.00%	40.00%	60.00%	75.00%	100.00%

Multi-Strategy—%
Diversifying Strategies	20.00%	19.00%	15.00%	12.00%	0.00%

Total Multi-Strategy—%	20.00%	19.00%	15.00%	12.00%	0.00%

Total—%	100.00%	100.00%	100.00%	100.00%	100.00%

The Milestone Funds Structure

The Milestone Funds invest entirely in underlying funds. Subject to the supervision of the Board, VIA may make allocation changes to the underlying funds based on its periodic analysis to identify the allocation of assets among the different underlying funds that it believes is optimum for each Milestone Fund. Each fund invests in a combination of underlying funds that is believed to be appropriate for investors who expect to begin making gradual withdrawals from the fund, typically at or after retirement, in or around the year stated in the Milestone Fund’s name, except for the Milestone Retirement Income Fund. VIA adjusts the asset allocation of each “dated” Milestone Fund to become more conservative over time until the fund achieves a constant asset allocation approximately ten years after the year designated in its name. The Milestone 2040 Fund and the Milestone 2045 Fund have not yet been adjusted because of their long remaining time horizon. Each Milestone Fund has a different degree of potential risk and reward and is diversified among various underlying funds in differing allocations. The underlying funds of each Milestone Fund and the investment allocation to each underlying fund as of December 31, 2010, were as follows:

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

	Milestone Funds
Fund	Retirement Income	2010	2015	2020	2025
Fixed Income—%
Low Duration Bond	31.00%	14.10%	9.90%	6.11%	2.15%
Core Bond Index, Class I	9.00%	6.40%	10.83%	14.96%	13.03%
Inflation Protected Securities	15.00%	15.00%	7.50%	0.00%	0.00%

Total Fixed Income—%	55.00%	35.50%	28.23%	21.07%	15.18%

Equity—%
Equity Income	10.00%	19.00%	19.10%	21.68%	23.24%
Growth & Income	10.00%	11.00%	11.05%	11.72%	13.24%
Growth	0.00%	7.50%	7.53%	8.47%	9.49%
Mid/Small Company Index, Class I	0.00%	0.00%	6.74%	9.22%	11.74%
International	5.00%	9.50%	11.10%	12.84%	14.61%

Total Equity—%	25.00%	47.00%	55.52%	63.93%	72.32%

Multi-Strategy—%
Diversifying Strategies	20.00%	17.50%	16.25%	15.00%	12.50%
Total Multi-Strategy—%	20.00%	17.50%	16.25%	15.00%	12.50%

Total—%	100.00%	100.00%	100.00%	100.00%	100.00%

	Milestone Funds
Fund	2030	2035	2040	2045
Fixed Income—%
Low Duration Bond	1.11%	0.00%	0.00%	0.00%
Core Bond Index, Class I	8.18%	5.00%	5.00%	5.00%
Inflation Protected Securities	0.00%	0.00%	0.00%	0.00%

Total Fixed Income—%	9.29%	5.00%	5.00%	5.00%

Equity—%
Equity Income	24.63%	26.05%	27.40%	27.40%
Growth & Income	14.30%	15.03%	16.00%	16.00%
Growth	10.67%	12.02%	12.60%	12.60%
Mid/Small Company Index, Class I	14.83%	18.90%	20.00%	20.00%
International	16.28%	18.00%	19.00%	19.00%

Total Equity—%	80.71%	90.00%	95.00%	95.00%

Multi-Strategy—%
Diversifying Strategies	10.00%	5.00%	0.00%	0.00%
Total Multi-Strategy—%	10.00%	5.00%	0.00%	0.00%

Total —%	100.00%	100.00%	100.00%	100.00%

Since the Model Portfolio Funds and Milestone Funds invest entirely in underlying funds, investment earnings are composed of:

1.	ordinary and capital gain dividends from the underlying funds,

2.	unrealized appreciation/depreciation on investments in the underlying funds, and

3.	realized gain/loss from sales of the shares of the underlying funds triggered by net outflows associated with normal capital stock activity and rebalancing of the Model Portfolio Funds and Milestone Funds.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Subadviser Changes from January 1, 2010 to December 31, 2010

At a meeting held on March 26, 2010 (the “March Meeting”), VIA recommended and the Board approved, the termination of T. Rowe Price Associates, Inc. as a subadviser of the Aggressive Opportunities Fund. Also at the March Meeting, VIA recommended and the Board approved, the appointment of Wellington Management Company LLP (“Wellington Management”) as a subadviser of the Aggressive Opportunities Fund effective May 1, 2010.

2.	Significant Accounting Policies

The Company’s significant accounting policies are consistently applied in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States of America. Management makes estimates and assumptions in the preparation of financial statements that affect the reported amounts of assets and liabilities, including the disclosure of contingent assets and liabilities at the date of the financial statements as well as the revenue and expense amounts during the reporting period. Actual results could differ from those estimates and those differences could be material.

New Accounting Pronouncements

On January 1, 2010, the Company adopted new accounting guidance that requires enhanced disclosures about fair value measurements in the financial statements. Adoption of this guidance had no impact on the funds’ net assets or results of operations.

Fair Value Measurements

The Company adopted FASB ASC, Fair Value Measurements and Disclosures, effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments

Level 2—	other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

Level 3—	significant unobservable inputs (including the fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

Investment Policy and Security Valuation

All equity securities that are traded on a national securities exchange (other than NASDAQ Global/Global Select and Capital Market securities traded primarily on the Nasdaq Stock Market, Inc. exchange (“NASDAQ”)) held by each fund normally will be valued at the last reported sale price or official close price (if available) on the exchange on which the security is primarily traded, and are categorized as Level 1 in the hierarchy. If, on a particular day, an exchange-traded security does not trade on its primary exchange, then the price normally will be the mean between the closing bid and closing offer reported to the primary exchange and made available to quotation vendors or disseminated through an automated quotation system, or obtained by a pricing service from other quotation sources believed to be reliable and is generally categorized as Level 2 in the hierarchy. NASDAQ Global/Global Select and Capital Market securities traded primarily on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on any given day, no NOCP is available, the price of such securities normally will be the mean between the closing bid and closing offer reported on NASDAQ prior to the calculation of the net asset value

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

(“NAV”) of a fund and are generally categorized as Level 1 in the hierarchy. All equity securities not traded on a national securities exchange (“OTC Equities”) normally are valued at the last reported sale price in the over-the-counter market and are generally categorized as Level 1 in the hierarchy. If an OTC Equity does not trade in an over-the-counter market on a particular day, then the price normally will be the mean between the closing bid and closing offer obtained from a quotation service or other source believed to be reliable and is generally categorized as Level 1 in the hierarchy. Short-term debt instruments, such as commercial paper, banker’s acceptances, and U.S. Treasury Bills, with a remaining maturity of less than 60 days may be valued at amortized cost and are generally categorized as Level 2 in the hierarchy. Prices for debt instruments normally will be obtained from a pricing service that may use methodologies designed to identify the market value of debt instruments, which may include reference to actual market transactions, broker-dealer supplied quotations or valuations, matrix pricing, or other valuation techniques. These techniques generally consider such factors as securities’ prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations and such securities are generally categorized as Level 2 in the hierarchy. In the event a pricing service is unable to provide a price for a particular security, the security may be priced based on the average of two or more independent broker-dealer quotations and is generally categorized as Level 2 in the hierarchy. Any security for which market value as described above is not readily available is valued at fair value as determined in good faith in accordance with policies approved by the Board (“Valuation Procedures”) and are generally categorized as Level 2 or Level 3 in the hierarchy depending on the observability of market inputs. Except for certain foreign equity securities described later in this note, foreign exchange traded securities are valued in the same manner as equity securities that are traded on a national securities exchange and are generally categorized as Level 1 in the hierarchy.

Shares of the underlying funds in which the Model Portfolio and Milestone Funds invest are valued by using the underlying funds’ current NAVs for purchase and/or redemption orders that day and are categorized as Level 1 in the hierarchy.

The Money Market Fund invests substantially all of its assets in the Institutional Class of Short-Term Investments Trust Liquid Assets Portfolio (“Portfolio”) advised by Invesco Advisers, Inc. The Portfolio uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The shares of the Portfolio are valued by the Money Market Fund using the Portfolio’s NAV for purchase or redemption orders placed that day and are categorized as Level 1 in the hierarchy.

On September 10, 2009, in accordance with applicable orders of the United States Bankruptcy Court for the Southern District of New York, the Diversifying Strategies Fund filed claims, each in the amount of $54,298, against Lehman Brothers Special Financing Inc. (“LBSF”) and its parent company, Lehman Brothers Holdings, Inc. (“LBHI”). The claims arise out of certain derivatives transactions between the Diversifying Strategies Fund and LBSF that were guaranteed as to payment by LBHI. The derivatives transactions were terminated upon the bankruptcy filings of LBHI and LBSF and subsequently liquidated, resulting in claims. The timing and amount of distributions payable in connection with the claims (if any) is not presently known.

Valuation of Certain Foreign Equity Securities

For foreign equity securities that are primarily traded in markets outside North and South America, the Board has approved the use of a third party fair valuation service. The service uses a multifactor model to calculate a factor that is then applied to adjust the market price for each such security, which are generally categorized as Level 2 in the hierarchy. Additionally, the Board has approved the use of the fair value prices provided by this service on a daily basis without a market trigger or confidence interval filter for all foreign equity securities held by the funds that are primarily traded in markets outside North and South America which are generally categorized as Level 2 in the hierarchy. In the event prices for such foreign securities are not available through the service or another fair value pricing service approved by the Board, the securities may be priced at the average of two or more independent broker-dealer quotations or at the fair value of the security in accordance with the Company’s Valuation Procedures and are generally categorized as Level 2 or Level 3 in the hierarchy.

The valuation techniques used by the funds to measure fair value during the year ended December 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized fair value techniques such as multi-dimensional relational pricing model and option adjusted spread pricing to estimate prices that would have prevailed in a liquid market given information available at the time of evaluation.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

The following is a summary of the inputs used as of December 31, 2010, in valuing each fund’s investment carried at value:

Investment Type	Level 1	Level 2	Level 3	Total
Low Duration Bond Fund
Investments in Securities:
Corporate Obligations	$—	$290,816,695	$—	$290,816,695
Mortgage-Related Securities	—	28,449,559	—	28,449,559
U.S. Treasury Obligations	—	55,915,771	—	55,915,771
Government Related Obligations	—	53,593,842	—	53,593,842
Asset-Backed Securities	—	80,440,364	—	80,440,364
Cash Equivalents	38,250,817	—	—	38,250,817

Total Investments in Securities	$38,250,817	$509,216,231	$—	$547,467,048

Derivative Instruments:
Assets:
Forward Currency Contracts	—	7,489	—	7,489

Total Assets	$—	$7,489	$—	$7,489

Total Derivative Instruments	$—	$7,489	$—	$7,489

Inflation Protected Securities Fund
Investments in Securities:
Corporate Obligations	$—	$16,963,226	$—	$16,963,226
U.S. Treasury Obligations	—	438,854,150	—	438,854,150
Government Related Obligations	—	2,937,013	—	2,937,013
Asset-Backed Securities	—	2,804,840	—	2,804,840
Cash Equivalents	32,632,493	—	—	32,632,493

Total Investments in Securities	$32,632,493	$461,559,229	$—	$494,191,722

Derivative Instruments:
Assets:
Futures	43,717	—	—	43,717
Purchased Options	—	22,044	—	22,044
Swap Agreements	—	187,429	—	187,429

Total Assets	$43,717	$209,473	$—	$253,190

Liabilities:
Futures	(49,621)	—	—	(49,621)
Written Options	—	(485,094)	—	(485,094)

Total Liabilities	(49,621)	(485,094)	—	(534,715)

Total Derivative Instruments	$(5,904)	$(275,621)	$—	$(281,525)

Equity Income Fund
Investments in Securities:
Common Stocks	$1,792,760,148	$4,495,589	$—	$1,797,255,737
Convertible Preferred Stocks	—	3,544,205	—	3,544,205
Cash Equivalents	150,759,563	—	—	150,759,563

Total Investments in Securities	$1,943,519,711	$8,039,794	$—	$1,951,559,505

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Investment Type	Level 1	Level 2	Level 3	Total
Growth & Income Fund
Investments in Securities:
Common Stocks	$1,177,933,497	$3,626,821	$—	$1,181,560,318
Cash Equivalents	88,236,823	—	—	88,236,823

Total Investments in Securities	$1,266,170,320	$3,626,821	$—	$1,269,797,141

Growth Fund
Investments in Securities:
Common Stocks	$1,903,302,376	$—	$—	$1,903,302,376
Cash Equivalents	67,332,490	—	—	67,332,490

Total Investments in Securities	$1,970,634,866	$—	$—	$1,970,634,866

Select Value Fund
Investments in Securities:
Common Stocks	$328,748,936	$—	$—	$328,748,936
Cash Equivalents	51,006,319	—	—	51,006,319

Total Investments in Securities	$379,755,255	$—	$—	$379,755,255

Aggressive Opportunities Fund
Investments in Securities:
Common Stocks	$1,085,937,016	$26,024,173	$—	$1,111,961,189
Cash Equivalents	185,453,561	—	—	185,453,561

Total Investments in Securities	$1,271,390,577	$26,024,173	$—	$1,297,414,750

Discovery Fund
Investments in Securities:
Common Stocks	$97,741,856	$2,654,200	$—	$100,396,056
Convertible Preferred Stocks	—	1,653,850	—	1,653,850
Corporate Obligations	—	50,371,873	—	50,371,873
Mortgage-Related Securities	—	10,055,053	—	10,055,053
Convertible Debt Obligations	—	133,940	—	133,940
U.S. Treasury Obligations	—	22,058,585	—	22,058,585
Government Related Obligations	—	17,596,823	—	17,596,823
Asset-Backed Securities	—	2,551,669	—	2,551,669
Warrants	66,175	—	—	66,175
Cash Equivalents	26,083,160	—	—	26,083,160

Total Investments in Securities	$123,891,191	$107,075,993	$—	$230,967,184

Derivative Instruments:
Assets:
Futures	2,371,568	—	—	2,371,568
Forward Currency Contracts	—	660	—	660

Total Assets	$2,371,568	$660	$—	$2,372,228

International Fund
Investments in Securities:
Common Stocks	$84,728,651	$1,084,372,296	$—	$1,169,100,947
Cash Equivalents	79,424,465	—	—	79,424,465

Total Investments in Securities	$164,153,116	$1,084,372,296	$—	$1,248,525,412

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Investment Type	Level 1	Level 2	Level 3	Total
Diversifying Strategies Fund
Investments in Securities:
Common Stocks	$5,404,111	$13,389,868	$—	$18,793,979
Convertible Preferred Stocks	2,640,440	8,161,294	—	10,801,734
Corporate Obligations	—	254,639,907	—	254,639,907
Mortgage-Related Securities	—	27,743,363	—	27,743,363
Convertible Debt Obligations	1,295,828	173,779,027	—	175,074,855
U.S. Treasury Obligations	—	116,568,681	—	116,568,681
Government Related Obligations	—	142,867,235	—	142,867,235
Asset-Backed Securities	—	41,604,775	—	41,604,775
Certificates of Deposit	—	13,797,648	—	13,797,648
Commercial Paper	—	9,503,805	—	9,503,805
Cash Equivalents	51,824,150	—	—	51,824,150

Total Investments in Securities	$61,164,529	$802,055,603	$—	$863,220,132

Derivative Instruments:
Assets:
Futures	2,534,574	—	—	2,534,574
Forward Currency Contracts	—	6,570,101	—	6,570,101
Purchased Options	3,352,485	—	—	3,352,485
Swap Agreements	—	357,078	—	357,078

Total Assets	$5,887,059	$6,927,179	$—	$12,814,238

Liabilities:
Futures	(2,556,515)	—	—	(2,556,515)
Forward Currency Contracts	—	(5,677,381)	—	(5,677,381)
Written Options		(71,019)		(71,019)
Swap Agreements	—	(2,210,623)	—	(2,210,623)

Total Liabilities	(2,556,515)	(7,959,023)	—	(10,515,538)

Total Derivative Instruments	$3,330,544	$(1,031,844)	$—	$2,298,700

Core Bond Index Fund
Investments in Securities:
Corporate Obligations	$—	$202,138,082	$—	$202,138,082
Mortgage-Related Securities	—	387,984,590	—	387,984,590
U.S. Treasury Obligations	—	370,811,836	—	370,811,836
Government Related Obligations	—	132,611,817	—	132,611,817
Asset-Backed Securities	—	2,552,750	—	2,552,750
Certificates of Deposit	—	515,198	—	515,198
Cash Equivalents	101,333,726	—	—	101,333,726

Total Investments in Securities	$101,333,726	$1,096,614,273	$—	$1,197,947,999

500 Stock Index Fund
Investments in Securities:
Common Stocks	$372,851,600	$—	$—	$372,851,600
U.S. Treasury Obligations	—	799,814	—	799,814
Cash Equivalents	32,156,749	—	—	32,156,749

Total Investments in Securities	$405,008,349	$799,814	$—	$405,808,163

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Investment Type	Level 1	Level 2	Level 3	Total
500 Stock Index Fund (Continued)
Derivative Instruments:
Assets:
Futures	$189,558	$—	$—	$189,558

Total Assets	189,558	—	—	189,558

Total Derivative Instruments	$189,558	$—	$—	$189,558

Broad Market Index Fund
Investments in Securities:
Common Stocks	$532,383,081	$—	$—	$532,383,081
Corporate Obligations	—	1,406	—	1,406
U.S. Treasury Obligations	—	409,904	—	409,904
Rights	70	—	—	70
Warrants	—	—	—	—
Cash Equivalents	50,487,101	—	—	50,487,101

Total Investments in Securities	$582,870,252	$411,310	$—	$583,281,562

Derivative Instruments:
Assets:
Futures	97,840	—	—	97,840

Total Assets	$97,840	$—	$—	$97,840

Total Derivative Instruments	$97,840	$—	$—	$97,840

Mid/Small Company Index Fund
Investments in Securities:
Common Stocks	$396,047,137	$—	$—	$396,047,137
Corporate Obligations	—	1,610	—	1,610
U.S. Treasury Obligations	—	504,882	—	504,882
Rights	70	—	—	70
Warrants	—	—	—	—
Cash Equivalents	94,298,632	—	—	94,298,632

Total Investments in Securities	$490,345,839	$506,492	$—	$490,852,331

Derivative Instruments:
Liabilities:
Futures	(5,797)	—	—	(5,797)

Total Liabilities	(5,797)	—	—	(5,797)

Total Derivative Instruments	$(5,797)	$—	$—	$(5,797)

Overseas Equity Index Fund
Investments in Securities:
Common Stocks	$—	$201,731,311	$—	$201,731,311
Preferred Stocks	—	1,104,299	—	1,104,299
U.S. Treasury Obligations	—	219,949	—	219,949
Cash Equivalents	3,478,706	—	—	3,478,706

Total Investments in Securities	$3,478,706	$203,055,559	$—	$206,534,265

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Investment Type	Level 1	Level 2	Level 3	Total
Overseas Equity Index Fund (Continued)
Derivative Instruments:
Assets:
Futures	$20,009	$—	$—	$20,009
Forward Currency Contracts	—	102,822	—	102,822

Total Assets	$20,009	$102,822	$—	$122,831

Liabilities:
Futures	(31,035)	—	—	(31,035)
Forward Currency Contracts	—	(16,097)	—	(16,097)

Total Liabilities	(31,035)	(16,097)	—	(47,132)

Total Derivative Instruments	$(11,026)	$86,725	$—	$75,699

See Schedule of Investments for identification of securities by industry classification.

All investments held by the Money Market Fund, Model Portfolio Funds, and Milestone Funds are categorized as Level 1.

As of December 31, 2010, the funds did not hold any significant investments in Level 3, and there were no significant transfers in and out of Levels 1, 2, or 3.

When Issued Securities

When issued securities or “To Be Announced” securities are sometimes held by the funds. The funds maintain security positions and cash positions such that sufficient liquid assets will be available to make payments for such securities when purchased.

Foreign Currency

The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated (but not actually converted) into U.S. dollars daily at the closing spot rates supplied by the WM/Reuters Intraday Spot exchange rates provided as of 4:00 pm Eastern Time. Purchases and sales of securities, income receipts and expense payments are translated (but not actually converted) into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, that result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

Currency symbols utilized throughout the notes to these financial statements are defined as follows:

AUD	— Australian Dollar	JPY	— Japanese Yen
BRL	—Brazilian Real	NOK	—Norwegian Krona
CAD	—Canadian Dollar	NZD	—New Zealand Dollar
CHF	—Swiss Franc	SEK	—Swedish Krona
EUR	—European Monetary Unit	USD	—U.S. Dollar
GBP	—British Pound

Options (other than Swaptions)

Exchange traded options normally will be priced based on the last reported sale price or official closing price (if available) on the exchange on which the option is primarily traded, as provided by a pricing service. If on a particular

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

day, an option does not trade on its primary exchange, the Fund’s custodian will calculate and use the mean between the closing bid and closing offer reported to the exchange and obtained from a pricing service and such options are generally categorized as Level 1 in the hierarchy.

Non-exchange traded (i.e., over the counter) options normally will be priced using an option valuation model, which incorporates relevant parameters (e.g., implied volatility; current value of underlier). Such prices will be provided by a pricing service and these options are generally categorized as Level 2 in the hierarchy.

In the event a pricing service is unable to provide a price for a particular option, the option may be priced based on the average of two or more independent broker-dealer quotations, pursuant to the Valuation Procedures, or at its fair value determined in accordance with the Valuation Procedures and is generally categorized as Level 2 in the hierarchy.

Futures

Futures contracts normally will be priced at their settlement prices established and reported each day on the exchange on which they are traded, as provided by a pricing service and are generally categorized as Level 1 in the hierarchy. In the event a pricing service is unable to provide a price for a particular futures contract, the value of the contract will be priced at its fair value in accordance with the Valuation Procedures and generally such futures are categorized as Level 2 in the hierarchy.

Futures exchange abbreviations utilized throughout the notes to these financial statements are defined as follows:

CBT	— Chicago Board of Trade Exchange	MIL	— Borsa Italiana Exchange
CME	—Chicago Mercantile Exchange	MSE	—Montreal Exchange
EOE	—Dutch Options Exchange	NYF	—New York Futures Exchange
EOP	—Euronext Paris Exchange	SFE	—Sydney Futures Exchange
EUX	—Eurex Deutschland Exchange	SGX	—Singapore Exchange
HKG	—Hong Kong Futures Exchange	SSE	—Stockholm Stock Exchange
LIF	—Liffe Exchange	TSE	—Tokyo Stock Exchange
MFM	—Meff Renta Variable Exchange

Forward Currency Contracts

Forward currency contracts normally will be priced using the WM/Reuters Intraday Forwards rates provided as of 4:00 pm Eastern Time. In the event WM/Reuters (or a designated pricing service) is unable to provide a rate for a particular contract, the fair value of the contract will be determined in accordance with the Valuation Procedures and generally such contracts are categorized as Level 2 in the hierarchy.

Interest Rate Swaps and Inflation Swaps

Interest rate and inflation swaps normally will be priced based on the applicable swap valuation model (i.e., interest rate or inflation) which incorporates a snapshot of the relevant swap curve (interest rate curve or inflation rate curve, as applicable). Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular swap, the swap will be priced at its fair value in accordance with the Valuation Procedures and generally such swaps are categorized as Level 2 in the hierarchy.

Interest Rate Swaptions

Interest rate swaptions normally will be priced based on a snapshot taken of the relevant swap curve, deriving an implied volatility surface from actual and/or indicative broker-dealer swaption prices, and combining them in a swaption valuation model. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular swaption, the swaption will be priced at its fair value in accordance with the Valuation Procedures and generally such swaptions are categorized as Level 2 in the hierarchy.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Total Return Swaps

Total return swaps are normally priced based on a valuation model that incorporates cash flow forecasts for the reference asset and a snapshot of the relevant interest rate swap curve. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular total return swap, the total return swap will be priced at its fair value in accordance with the Valuation Procedures and generally such swaps are categorized as Level 2 in the hierarchy.

Security Transactions and Income Recognition

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized for both financial reporting and tax purposes, except for the Core Bond Index Fund, which does not amortize bond premium for tax purposes.

Dividends and Distributions to Shareholders

Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividends from net investment income, if any, are declared and paid monthly to shareholders of the Core Bond Index, Low Duration Bond, and Inflation Protected Securities Funds. Dividends from net investment income, if any, are declared daily and paid monthly to shareholders of the Money Market Fund. For the remaining funds, dividends from net investment income, if any, are declared and paid annually to shareholders. Distributions from any net realized capital gains, if any, are generally declared and paid annually to shareholders. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on investment securities, and differing characterizations of distributions being made by each fund.

Certain differences are permanent, and result in reclassifications among paid-in capital, net investment income or realized gains. These include net operating losses not utilized during the current year, commission adjustments, pay-down gains and losses, bond premium amortization, foreign currency gains and losses, treasury inflation-protected securities adjustments, taxable over-distributions or returns of capital, and adjustments relating to income received from, or dispositions of, real estate investment trust, passive foreign investment company, publicly traded partnership, contingent payment debt instruments, and mutual fund company securities. The following reclassifications were made in the financial statements to present the components of fund net assets and distributions on a tax basis for the year ended December 31, 2010. These reclassifications have no effect on net assets or net asset values per share, and they do not affect the net investment income per share calculations presented in the Financial Highlights.

Fund	Paid-in Capital Increase/(Decrease)	Undistributed Net Investment Income Increase/(Decrease)	Accumulated Net Realized Gain/(Loss) Increase/(Decrease)
Low Duration Bond	$—	$830,212	$(830,212)
Inflation Protected Securities	—	(46,828)	46,828
Equity Income	—	(32,703)	32,703
Growth & Income	—	(13,806)	13,806
Growth	(2,531,200)	390,198	2,141,002
Select Value	(32,835)	98,295	(65,460)
Aggressive Opportunities	—	118,692	(118,692)
Discovery	19,588	12,116	(31,704)
International	—	870,336	(870,336)
Diversifying Strategies	(903,133)	2,156,284	(1,253,151)
Core Bond Index	—	5,430,424	(5,430,424)
500 Stock Index	(3,746,485)	(15,974)	3,762,459
Broad Market Index	10,522,215	85,965	(10,608,180)
Mid/Small Company Index	1,131,743	(25,064)	(1,106,679)

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Fund	Paid-in Capital Increase/(Decrease)	Undistributed Net Investment Income Increase/(Decrease)	Accumulated Net Realized Gain/(Loss) Increase/(Decrease)
Overseas Equity Index	$435,737	$(76,754)	$(358,983)
Model Portfolio Savings Oriented	—	120,935	(120,935)
Model Portfolio Conservative Growth	—	126,005	(126,005)
Model Portfolio Traditional Growth	—	56,612	(56,612)
Model Portfolio Long-Term Growth	—	(84,655)	84,655
Model Portfolio All-Equity Growth	—	(58,776)	58,776
Milestone Retirement Income	—	77,892	(77,892)
Milestone 2010	—	77,503	(77,503)
Milestone 2015	—	(9,180)	9,180
Milestone 2020	—	12,801	(12,801)
Milestone 2025	—	13,395	(13,395)
Milestone 2030	—	13,566	(13,566)
Milestone 2035	—	10,460	(10,460)
Milestone 2040	(11,665)	7,457	4,208
Milestone 2045	—	3,237	(3,237)

Federal Income Taxes

Each fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal tax purposes. Accordingly, each fund intends to make distributions of substantially all of its net investment company taxable income and any net realized capital gains (after reduction for capital loss carry forwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Any taxable income or gains remaining at fiscal year-end are distributed in the following year. Therefore, no provision for federal income or excise taxes was required.

The FASB issued Interpretation ASC 740 (formerly known as “FIN 48”), “Income Taxes,” which establishes guidelines for recognizing, measuring, and disclosing tax return positions in financial statements. Management has evaluated the Company’s tax positions and determined that the application of ASC 740 had no material impact on the Company’s financial statements. Accordingly, no adjustments for unrecognized tax benefits or related interest or penalties were required as of December 31, 2010. If applicable, the Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other Expenses” in the Statement of Operations. The Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease in the next twelve months.

At December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Gains	Total Distributable Earnings
Low Duration Bond	$276,230	$—	$276,230
Inflation Protected Securities	257,726	3,076,141	3,333,867
Equity Income	19,034,877	—	19,034,877
Growth & Income	3,225,781	—	3,225,781
Growth	383,359	—	383,359
Aggressive Opportunities	1,182,056	350,744	1,532,800
Discovery	171,699	—	171,699
International	14,296,572	—	14,296,572
Core Bond Index	14,310	—	14,310
500 Stock Index	3,319	—	3,319
Broad Market Index	5,326,677	—	5,326,677
Mid/Small Company Index	1,084,982	3,236,400	4,321,382
Overseas Equity Index	36,731	—	36,731
Model Portfolio Savings Oriented	515,879	—	515,879
Model Portfolio Conservative Growth	1,230,312	—	1,230,312

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Fund	Undistributed Ordinary Income	Undistributed Long-Term Gains	Total Distributable Earnings
Model Portfolio Traditional Growth	$6,252,667	$—	$6,252,667
Model Portfolio Long-Term Growth	4,415,545	429,755	4,845,300
Model Portfolio All-Equity Growth	1,102,479	—	1,102,479
Milestone Retirement Income	—	613,012	613,012
Milestone 2010	398,636	—	398,636
Milestone 2015	833,783	—	833,783
Milestone 2020	—	256,510	256,510
Milestone 2025	—	252,380	252,380
Milestone 2030	—	60,637	60,637
Milestone 2035	10,292	128,018	138,310
Milestone 2045	33,888	37,616	71,504

The tax character of distributions during 2010 was as follows:

Fund	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Gains	Return of Capital	Total Distributions
Low Duration Bond	$11,819,982	$—	$—	$11,819,982
Inflation Protected Securities	10,073,687	4,903,049	—	14,976,736
Equity Income	17,413,710	—	—	17,413,710
Growth & Income	9,595,362	—	—	9,595,362
Growth	12,440,966	—	—	12,440,966
Select Value	2,972,119	—	—	2,972,119
Discovery	1,907,086	—	—	1,907,086
International	22,937,847	—	—	22,937,847
Diversifying Strategies	15,514,149	—	—	15,514,149
Core Bond Index	38,851,573	—	—	38,851,573
500 Stock Index	6,069,052	—	—	6,069,052
Broad Market Index	8,087,210	—	—	8,087,210
Mid/Small Company Index	7,194,179	3,446,561	—	10,640,740
Overseas Equity Index	4,886,619	—	—	4,886,619
Model Portfolio Savings Oriented	6,476,782	—	—	6,476,782
Model Portfolio Conservative Growth	10,064,194	—	—	10,064,194
Model Portfolio Traditional Growth	21,975,154	—	—	21,975,154
Model Portfolio Long-Term Growth	26,389,015	—	—	26,389,015
Model Portfolio All-Equity Growth	5,906,426	—	—	5,906,426
Milestone Retirement Income	3,101,763	191,611	—	3,293,374
Milestone 2010	2,813,079	—	—	2,813,079
Milestone 2015	5,254,782	—	—	5,254,782
Milestone 2020	4,951,090	42,867	—	4,993,957
Milestone 2025	3,659,576	105,410	—	3,764,986
Milestone 2030	2,698,541	13,072	—	2,711,613
Milestone 2035	1,584,712	—	—	1,584,712
Milestone 2040	1,547,569	—	—	1,547,569
Milestone 2045	258,113	—	—	258,113

The tax character of distributions during 2009 was as follows:

Fund	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Gains	Return of Capital	Total Distributions
Money Market	$749,334	$—	$—	$749,334
Low Duration Bond	13,619,201	—	—	13,619,201
Inflation Protected Securities	3,796,019	—	—	3,796,019

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Fund	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Gains	Return of Capital	Total Distributions
Equity Income	$25,286,784	$—	$—	$25,286,784
Growth & Income	11,876,196	—	—	11,876,196
Growth	9,946,245	—	—	9,946,245
Select Value	2,291,563	—	—	2,291,563
Aggressive Opportunities	2,051,261	—	—	2,051,261
Discovery	1,533,607	—	—	1,533,607
International	18,665,287	—	—	18,665,287
Diversifying Strategies	2,104,166	—	—	2,104,166
Core Bond Index	45,263,235	—	—	45,263,235
500 Stock Index	6,624,175	—	—	6,624,175
Broad Market Index	8,412,133	—	—	8,412,133
Mid/Small Company Index	2,719,710	—	—	2,719,710
Overseas Equity Index	4,518,504	—	—	4,518,504
Model Portfolio Savings Oriented	6,178,805	89,456	—	6,268,261
Model Portfolio Conservative Growth	10,102,929	—	—	10,102,929
Model Portfolio Traditional Growth	19,944,289	989,933	—	20,934,248
Model Portfolio Long-Term Growth	17,548,530	7,065,993	—	24,614,523
Model Portfolio All-Equity Growth	4,890,721	4,261,652	—	9,152,373
Milestone Retirement Income	1,194,129	68,883	—	1,263,012
Milestone 2010	1,254,740	362,908	—	1,617,648
Milestone 2015	2,039,306	1,178,592	—	3,217,898
Milestone 2020	3,020,640	1,486,573	—	4,507,213
Milestone 2025	2,222,049	1,239,920	—	3,461,969
Milestone 2030	1,712,689	1,159,773	—	2,872,462
Milestone 2035	1,050,895	732,331	—	1,783,226
Milestone 2040	1,260,704	792,731	—	2,053,435

At December 31, 2010, the following funds had net capital loss carryovers:

Fund	Expiring December 31
	2011	2012	2013	2014
Low Duration Bond	$—	$—	$—	$—
Equity Income	—	—	—	—
Growth & Income	—	—	—	—
Growth	82,974,331	—	—	—
Select Value	—	—	—	—
Discovery	—	—	—	—
International	—	—	—	—
Diversifying Strategies	—	—	—	—
Core Bond Index	—	—	2,701,437	8,705,385
500 Stock Index	3,056,924	—	—	—
Broad Market Index	7,434,496	—	—	—
Overseas Equity Index	—	—	—	—
Model Portfolio Savings Oriented	—	—	—	—
Model Portfolio Conservative Growth	—	—	—	—
Model Portfolio Traditional Growth	—	—	—	—
Model Portfolio All-Equity Growth	—	—	—	—
Milestone 2010	—	—	—	—
Milestone 2015	—	—	—	—
Milestone 2040	—	—	—	—

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Fund	Expiring December 31
	2015	2016	2017	2018
Low Duration Bond	$—	$—	$4,297,552	$—
Equity Income	—	3,290,191	44,412,591	—
Growth & Income	—	859,493	120,445,836	—
Growth	—	218,570,902	314,444,521	—
Select Value	—	9,776,894	38,001,621	—
Discovery	—	—	8,675,452	—
International	—	23,363,213	150,182,044	—
Diversifying Strategies	—	2,521,479	—	—
Core Bond Index	4,299,528	2,798,291	4,404,280	—
500 Stock Index	—	7,028,727	1,199,321	—
Broad Market Index	—	265,032	—	—
Overseas Equity Index	—	—	2,991,434	444,126
Model Portfolio Savings Oriented	—	—	2,061,533	999,110
Model Portfolio Conservative Growth	—	—	5,180,967	—
Model Portfolio Traditional Growth	—	—	16,044,949	—
Model Portfolio All-Equity Growth	—	—	1,085,637	1,270,160
Milestone 2010	—	—	2,329,820	—
Milestone 2015	—	—	354,961	—
Milestone 2040	—	—	—	2,529,109

At December 31, 2010, the following funds elected to defer post-October net capital losses and currency losses of:

Fund	Capital Losses	Currency Losses
Growth & Income	$—	$715
Aggressive Opportunities	—	2,174
International	—	300,747
Diversifying Strategies	85,627	—
Core Bond Index	35,047	—
Overseas Equity Index	240,361	238,896
Model Portfolio Savings Oriented	143,830	—
Model Portfolio All-Equity Growth	162,118	—

3.	Investments in Derivative Instruments

Some of the funds use derivative instruments in pursuing their investment objectives. The following table and discussion provides more detailed information about a fund’s derivative usage. The table below shows the average notional balance, settlement value, market value (as applicable) of the derivative instruments held by each fund during the reporting period.

	Low Duration Bond Fund	Inflation Protected Securities Fund	Discovery Fund	Diversifying Strategies Fund
Futures Contracts:
Average Notional Balance Long	$—	$7,302,868	$90,937,868	$112,887,790
Average Notional Balance Short	5,346,558	8,919,992	177,688	177,173,224

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	$11,194	$473,624	$2,707	$187,359,754
Average Settlement Value Sold	6,698,530	4,404,444	604,667	180,379,577

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

	Low Duration Bond Fund	Inflation Protected Securities Fund	Discovery Fund	Diversifying Strategies Fund

Exchange-Traded Options:
Average Market Value Purchased	$—	$3,362	$—	$3,659,911
Average Market Value Written	—	4,825	—	74,513

Over the Counter Traded Options
Average Market Value Purchased	$—	$—	$—	$33,582
Average Market Value Written	—	—	—	18,552

Swaptions:
Average Notional Balance Purchased	$—	$784,615	$—	$—
Average Notional Balance Written	—	57,969,231	—	—

Total Return Swaps:
Average Notional Balance Long	$—	$—	$—	$60,869,231
Average Notional Balance Short	—	—	—	24,284,615

Interest Rate Swaps:
Average Notional Balance—Pays Fixed Rate	$—	$—	$—	$—
Average Notional Balance—Sells Fixed Rate	—	12,107,692	—	—

	500 Stock Index Fund	Broad Market Index Fund	Mid/Small Company Index Fund	Overseas Equity Index Fund
Futures Contracts:
Average Notional Balance Long	$6,527,832	$7,773,937	$5,490,795	$3,835,000
Average Notional Balance Short	—	—	—	—

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	$—	$—	$—	$8,852,408
Average Settlement Value Sold	—	—	—	3,448,548

Futures Contracts (“Futures”)

A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date.

Certain funds may enter into futures to manage certain risks. These risks may include interest rate risk (the risk that interest rates will rise, causing fixed income securities prices to fall), credit risk (the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal in a timely manner on the instrument), stock market risk (the risk that stock prices overall will decline over short or extended periods), or foreign currency risk (the risk that foreign currency values will decline relative to the U.S. dollar). Certain funds may use futures to seek to increase portfolio value, by increasing or decreasing their exposure to changes in the market value of a specific underlying security or index. Some funds also may use futures to obtain or adjust investment exposure to certain assets, or asset classes, or foreign currencies.

Futures may be used by the following funds for the following purposes:

	Manage Risk:				Obtain or Adjust Investment Exposure:
Fund	Interest rate risk	Credit risk	Stock market risk	Foreign currency risk	To certain assets or asset classes	To foreign currencies
Low Duration Bond	*			*	*	*
Inflation Protected Securities	*			*	*	*
Equity Income				*	*

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

	Manage Risk:				Obtain or Adjust Investment Exposure:
Fund	Interest rate risk	Credit risk	Stock market risk	Foreign currency risk	To certain assets or asset classes	To foreign currencies
Growth & Income				*	*
Growth				*	*
Select Value				*	*
Aggressive Opportunities				*	*
Discovery	*			*	*
International			*	*	*	*
Diversifying Strategies	*	*	*	*	*	*
Core Bond Index	*				*
500 Stock Index					*
Broad Market Index					*
Mid/Small Company Index					*
Overseas Equity Index				*	*

Upon entering into the future the fund agrees to deposit an amount equal to a certain percentage of the contract value (initial margin). The fund agrees to subsequently receive or pay an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses are a component of net realized gain (loss) on futures in the Statement of Operations.

Use of futures may involve risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with futures include: the risk that a particular future may be difficult to purchase or sell (liquidity risk); the risk that certain futures may be more sensitive than traditional investments to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the future, and the inability of the future to correlate perfectly, or at all, with the value of the underlying asset, reference rate, or index it is designed to closely track (valuation risk); the risk that the Fund may lose substantially more than the amount invested and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so (leverage risk). There is no assurance that a fund will not lose money.

During the year ended December 31, 2010, the following funds purchased and/or sold futures contracts: Low Duration Bond Fund, Inflation Protected Securities Fund, Discovery Fund, Diversifying Strategies Fund, 500 Stock Index Fund, Broad Market Index Fund, Mid/Small Company Index Fund, and Overseas Equity Index Fund.

As of December 31, 2010, the following funds had open futures contracts outstanding:

Inflation Protected Securities Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
83	CBT	U.S. 10 Year Treasury Note	March 2011	$9,996,312	$(32,828)
26	CBT	U.S. 2 Year Treasury Note	March 2011	5,691,563	(4,105)

					$(36,933)

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Inflation Protected Securities Fund (Continued)

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Sold
16	CBT	U.S. 20 Year Treasury Bond	March 2011	$1,954,000	$13,126
28	CBT	U.S. 30 Year Treasury Bond	March 2011	3,558,625	30,591
90	CBT	U.S. 5 Year Treasury Note	March 2011	10,594,688	(12,688)

					$31,029

					$(5,904)

Discovery Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
1,332	NYF	E-MINI Russell 2000 Index	March 2011	$104,202,360	$2,371,568

Diversifying Strategies Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
334	EOE	Amsterdam Index	January 2011	$31,671,166	$319,163
129	SFE	Australian Government 10 Year Bond	March 2011	13,629,775	124,892
128	EOP	CAC 40 Index	January 2011	6,516,013	(150,254)
100	EUX	DAX Index	March 2011	23,141,375	(378,778)
383	CME	E-MINI S&P 500 Index	March 2011	23,994,950	302,291
23	EUX	Euro Bund	March 2011	3,851,390	24,970
294	LIF	FTSE 100 Index	March 2011	27,012,062	354,904
25	MIL	FTSE/MIB Index	March 2011	3,374,993	(43,102)
135	HKG	Hang Seng Index	January 2011	19,990,866	427,100
18	MFM	IBEX 35 Index	January 2011	2,355,068	(31,402)
20	TSE	TOPIX Index	March 2011	2,207,168	14,135
4	CBT	U.S. 10 Year Treasury Note	March 2011	481,750	(11,579)

					$952,340

Sold
430	SGX	10 Year Mini-JGB	March 2011	74,470,132	(308,701)
347	SFE	Australian Government 10 Year Bond	March 2011	36,663,039	(446,439)
452	EOP	CAC 40 Index	January 2011	23,009,670	520,362
109	MSE	Canadian Government 10 Year Bond	March 2011	13,435,623	(119,873)
7	MIL	FTSE/MIB Index	March 2011	944,998	22,651
63	HKG	Hang Seng Index	January 2011	9,329,071	(181,776)
92	MFM	IBEX 35 Index	January 2011	12,037,016	332,596

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Diversifying Strategies Fund (Continued)

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
773	SSE	OMX Stockholm 30 Index	January 2011	$13,297,763	$(100,287)
220	MSE	S&P/TSX 60 Index	March 2011	33,945,891	(399,949)
100	SFE	SPI 200 Index	March 2011	12,094,610	91,510
167	TSE	TOPIX Index	March 2011	18,429,856	(352,286)
144	LIF	UK Gilt Long Bond	March 2011	26,826,747	(32,089)

					$(974,281)

					$(21,941)

500 Stock Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
178	CME	E-MINI S&P 500 Index	March 2011	$11,151,700	$189,558

Broad Market Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
12	NYF	E-MINI Russell 2000 Index	March 2011	$938,760	$16,516
75	CME	E-MINI S&P 500 Index	March 2011	4,698,750	81,324

					$97,840

Mid/Small Company Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Purchased
52	NYF	E-MINI Russell 2000 Index	March 2011	$4,067,960	$(5,376)
45	CME	E-MINI S&P MidCap 400 Index	March 2011	4,073,850	(421)

					$(5,797)

Overseas Equity Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
35	EUX	DJ Euro STOXX 50 Index	March 2011	$1,306,768	$(27,994)
11	LIF	FTSE 100 Index	March 2011	1,010,655	9,939
3	SFE	SPI 200 Index	March 2011	362,838	(3,041)
9	TSE	TOPIX Index	March 2011	993,226	10,070

					$(11,026)

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Forward Currency Contracts

A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract.

Certain funds may enter into forward currency contracts to manage foreign currency risk. Foreign currency risk is the risk that a fund’s investment in or exposure to foreign currencies or securities denominated in foreign currencies may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a fund and denominated in those currencies. Certain funds also may enter into forward currency contracts to obtain or adjust investment exposure to a foreign currency.

Forward currency contracts may be used by the following funds for the following purposes:

Fund	Manage Foreign Currency Risk	Obtain or Adjust Investment Exposure to Foreign Currencies
Low Duration Bond	*	*
Inflation Protected Securities	*	*
Equity Income	*
Growth & Income	*
Growth	*
Select Value	*
Aggressive Opportunities	*
Discovery	*
International	*	*
Diversifying Strategies	*	*
Overseas Equity Index	*

Risks of entering into forward currency contracts include the possibility that a fund may lose money. For example, foreign currency values may change unfavorably relative to the U.S. dollar, there may be an illiquid market or a change in the value of the contracts may not correlate with changes in the value of the underlying currency. The use of over-the-counter forward currency contracts includes counterparty risk, which is the risk that the other party to a contract may not fulfill its obligations.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward currency contracts are components of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on forward currency contracts and foreign currency transactions in the Statement of Operations, respectively.

The amount at risk for such forward currency contracts may exceed the amount reflected in the financial statements.

During the year ended December 31, 2010, the following funds purchased and/or sold forward foreign currency exchange contracts: Low Duration Bond Fund, Inflation Protected Securities Fund, Discovery Fund, Diversifying Strategies Fund, and Overseas Equity Index Fund.

As of December 31, 2010, the following funds had open forward foreign currency exchange contracts outstanding:

Low Duration Bond Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at December 31, 2010	Net Unrealized Appreciation
Sale	Citibank NA	EUR	USD	01/11/2011	$6,723,733	$6,716,244	$7,489

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Discovery Fund
Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at December 31, 2010	Net Unrealized Appreciation/ (Depreciation)
Sale	Citibank NA	EUR	USD	01/11/2011	$592,641	$591,981	$660

Diversifying Strategies Fund
Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at December 31, 2010	Net Unrealized Appreciation/ (Depreciation)
Purchase	Goldman Sachs International	USD	AUD	03/16/2011	$22,119,812	$23,189,099	$1,069,287
Purchase	Morgan Stanley Co., Inc.	USD	AUD	01/07/2011	29,790,684	31,489,612	1,698,928
Purchase	Goldman Sachs International	USD	CAD	03/16/2011	18,780,347	19,123,146	342,799
Purchase	Goldman Sachs International	USD	CHF	03/16/2011	11,261,088	11,747,050	485,962
Purchase	Morgan Stanley Co., Inc.	USD	EUR	01/07/2011	13,254,318	13,229,370	(24,948)
Purchase	Goldman Sachs International	USD	GBP	03/16/2011	19,396,839	19,514,911	118,072
Purchase	Morgan Stanley Co., Inc.	USD	GBP	01/07/2011	16,059,084	15,902,514	(156,570)
Purchase	Goldman Sachs International	USD	JPY	03/16/2011	9,449,245	9,784,876	335,631
Purchase	Morgan Stanley Co., Inc.	USD	JPY	01/07/2011	2,733,247	2,832,961	99,714
Purchase	Goldman Sachs International	USD	NOK	03/16/2011	2,105,693	2,140,310	34,617
Purchase	Goldman Sachs International	USD	NZD	03/16/2011	3,935,419	4,129,380	193,961
Purchase	Morgan Stanley Co., Inc.	USD	NZD	01/07/2011	8,917,384	9,270,219	352,835
Purchase	Goldman Sachs International	USD	SEK	03/16/2011	20,427,993	20,876,696	448,703
Purchase	Morgan Stanley Co., Inc.	USD	SEK	01/07/2011	31,577,581	32,558,619	981,038

							$5,980,029

Sale	Goldman Sachs International	AUD	USD	03/16/2011	$4,092,482	$4,253,514	$(161,032)
Sale	Morgan Stanley Co., Inc.	CAD	USD	01/07/2011	26,105,255	26,449,440	(344,185)
Sale	Morgan Stanley Co., Inc.	CHF	USD	01/07/2011	31,481,537	33,583,965	(2,102,428)
Sale	Goldman Sachs International	CHF	USD	03/16/2011	3,655,991	3,786,034	(130,043)
Sale	Morgan Stanley Co., Inc.	EUR	USD	01/07/2011	30,962,660	31,403,050	(440,390)
Sale	Goldman Sachs International	EUR	USD	03/16/2011	33,008,052	33,340,831	(332,779)
Sale	Morgan Stanley Co., Inc.	GBP	USD	01/07/2011	5,606,460	5,612,652	(6,192)
Sale	Goldman Sachs International	GBP	USD	03/16/2011	30,316,002	29,907,448	408,554
Sale	Morgan Stanley Co., Inc.	JPY	USD	01/07/2011	16,542,399	16,997,769	(455,370)
Sale	Goldman Sachs International	JPY	USD	03/16/2011	3,964,664	4,082,428	(117,764)
Sale	Morgan Stanley Co., Inc.	NOK	USD	01/07/2011	10,657,310	11,137,901	(480,591)
Sale	Morgan Stanley Co., Inc.	NOK	USD	01/07/2011	3,716,970	3,769,752	(52,782)
Sale	Goldman Sachs International	NOK	USD	03/16/2011	9,579,803	9,892,330	(312,527)
Sale	Morgan Stanley Co., Inc.	NZD	USD	01/07/2011	10,367,388	10,750,338	(382,950)
Sale	Goldman Sachs International	NZD	USD	03/16/2011	4,130,302	4,307,132	(176,830)

							$(5,087,309)

							$892,720

Overseas Equity Index Fund
Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at December 31, 2010	Net Unrealized Appreciation/ (Depreciation)
Purchase	Citibank NA	USD	AUD	03/16/2011	$239,686	$248,292	$8,606
Purchase	UBS AG	USD	AUD	03/16/2011	47,062	49,185	2,123
Purchase	Citibank NA	USD	EUR	03/16/2011	1,720,338	1,734,908	14,570
Purchase	Credit Suisse International	USD	EUR	03/16/2011	38,156	38,210	54
Purchase	Deutsche Bank AG	USD	EUR	03/16/2011	75,584	75,886	302
Purchase	UBS AG	USD	EUR	03/16/2011	112,086	111,959	(127)
Purchase	Barclays Bank plc	USD	GBP	03/16/2011	334,143	329,565	(4,578)

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Overseas Equity Index Fund (Continued)
Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at December 31, 2010	Net Unrealized Appreciation/ (Depreciation)
Purchase	Citibank NA	USD	GBP	03/16/2011	$390,924	$387,871	$(3,053)
Purchase	Credit Suisse International	USD	GBP	03/16/2011	91,436	91,158	(278)
Purchase	UBS AG	USD	GBP	03/16/2011	522,287	516,991	(5,296)
Purchase	Barclays Bank plc	USD	JPY	03/16/2011	1,310,964	1,356,631	45,667
Purchase	Citibank NA	USD	JPY	03/16/2011	215,018	220,513	5,495
Purchase	Deutsche Bank AG	USD	JPY	03/16/2011	774,319	800,324	26,005

							$89,490

Sale	Citibank NA	EUR	USD	03/16/2011	$75,254	$76,822	$(1,568)
Sale	UBS AG	EUR	USD	03/16/2011	37,749	37,943	(194)
Sale	UBS AG	GBP	USD	03/16/2011	91,869	92,872	(1,003)

							$(2,765)

							$86,725

Option Contracts (“Options”)

An option gives the holder the right but not the obligation to enter into a transaction (e.g., the purchase or sale of a security, an index of securities or another instrument, such as a futures contract) with another party on or before a specific date at a specified price (called the strike price). The counterparty is obligated to enter into the transaction if the holder elects to exercise the option. A call option gives the holder the right to purchase the underlying security or instrument from the other party; a put option gives the holder the right to sell the underlying security or instrument to the other party.

Certain funds may enter into options to manage certain risks (e.g. interest rate risk (the risk that interest rates will rise, causing prices of fixed income securities to fall), credit risk (the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal on the instrument in a timely manner), stock market risk (the risk that stock prices overall will decline over short or extended periods), and foreign currency risk (the risk that foreign currency values will decline relative to the U.S. dollar)). Some funds also may use options to obtain or adjust investment exposure to certain assets, asset classes, or foreign currencies.

Option contracts may be used by the following funds for the following purposes:

	Manage Risk:				Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Stock Market Risk	Foreign Currency Risk	To Certain Assets or Asset Classes	To Foreign Currencies
Low Duration Bond	*	*		*	*	*
Inflation Protected Securities	*	*		*	*	*
Equity Income			*
Growth & Income			*
Growth					*
Select Value			*		*
Aggressive Opportunities			*		*
Discovery		*	*		*
International			*	*	*
Diversifying Strategies	*	*	*	*	*	*

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Purchases of put and call options are recorded as an investment, the value of which is marked to market at each valuation date. When a purchased option expires, the fund will realize a loss equal to the premium paid. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a fund exercises a call option, the cost of the security that the fund purchases upon exercise will be increased by the premium originally paid. When a fund writes (sells) a call or put option, an amount equal to the premium received by the fund is recorded as a liability, and the value of each option is marked to market at each valuation date. When a written option expires, the fund realizes a gain equal to the amount of the premium originally received. When a fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security that the fund purchased upon exercise. Option contract transactions may incur a commission, in addition to the premium paid or received. Options written are reported as a liability in a fund’s Statement of Assets and Liabilities.

A risk in writing (selling) a call option is that the fund gives up the opportunity for profit if the market price of the security increases to or above the strike price and the option is exercised. A risk in writing a put option is that the fund may incur a loss if the market price of the security decreases and the option is exercised. A risk in buying an option is that the fund pays a premium whether or not the option is exercised. The use of over-the-counter option contracts may also include counterparty risk, which is the risk that the other party to the contract may not fulfill its obligations.

During the year ended December 31, 2010, the following funds purchased and/or sold put options and call options: Inflation Protected Securities Fund and Diversifying Strategies Fund.

Written option activity for the year-to-date year ended December 31, 2010 was as follows:

Inflation Protected Securities Fund

	Call Options		Put Options		Total
	Number of Contracts	Premium	Number of Contracts	Premium	Number of Contracts	Premium
Beginning balance as of 01/01/2010	—	$—	—	$—	—	$—

Written	89	46,816	89	44,059	178	90,875
Closed	(89)	(46,816)	(89)	(44,059)	(178)	(90,875)
Expired	—	—	—	—	—	—

Ending balance as of 12/31/2010	—	$—	—	$—	—	$—

Diversifying Strategies Fund

	Call Options		Put Options		Total
	Number of Contracts	Premium	Number of Contracts	Premium	Number of Contracts	Premium
Beginning balance as of 01/01/2010	—	$—	—	$—	—	$—

Written	1,410	237,547	—	—	1,410	237,547
Closed	(940)	(149,290)	—	—	(940)	(149,290)
Expired	—	—	—	—	—	—

Ending balance as of 12/31/2010	470	$88,257	—	$—	470	$88,257

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

As of December 31, 2010, the following fund had open written option contracts outstanding:

Diversifying Strategies Fund

Option Type	Description	# Contracts	Strike Price	Expiration Date	Unrealized Gain/(Loss)
Call	Swiss Market Index	470	6,462.00	3/18/2011	$17,238

Swap Agreements (“Swaps”)

Swaps are two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are generally calculated based on the return on or increase in value of a “notional amount” i.e., a particular dollar amount, invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index.

Total return swaps are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced fixed income security in the event of a default or other agreed upon credit related event by the issuer of the debt obligation. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Inflation rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive a fixed rate in exchange for the rate of change of an inflation index with respect to a notional amount of principal.

Certain funds may enter into swaps to manage certain risks (e.g. interest rate risk, which is the risk that interest rates will rise, causing prices of fixed income securities to fall, and credit risk, which is the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal on the instrument in a timely manner). Some funds also may use swaps to manage foreign currency risk or to obtain or adjust investment exposure to certain assets or asset classes.

Swaps may be used by the following funds for the following purposes:

	Manage Risk:			Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Foreign Currency Risk	To Certain Assets or Asset Classes
Low Duration Bond	*	*	*	*
Inflation Protected Securities	*	*		*
Discovery	*	*		*
Diversifying Strategies	*	*		*
Core Bond Index	*	*		*

The risks of entering into swaps include the possible lack of liquidity and unfavorable changes in the underlying investments or instruments. The use of swaps may also include counterparty risk, which is the risk that the other party to a swap may not fulfill its obligations.

In certain types of swap transactions, the risk of loss is increased because the fund may be required to make additional or higher payments to the counterparty as a result of market volatility. In addition, swaps are not traded on exchanges or other organized markets and are generally illiquid.

Swaps are marked to market daily using pricing services or fair values. Changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on swaps.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

A realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of a swap. Net realized and unrealized gains and losses occurring during the holding period of swaps are a component of net realized gain (loss) on swaps and change in net unrealized appreciation (depreciation) on swaps in the Statement of Operations, respectively.

During the year ended December 31, 2010, the Inflation Protected Securities Fund participated in interest rate swaps and the Diversifying Strategies Fund participated in total return swaps.

As of December 31, 2010, the following swaps were outstanding:

Inflation Protected Securities Fund

Interest Rate Swaps
	Rates Exchanged
Swap Counterparty	Payments Made By The Fund	Payments Received By The Fund	Termination Date	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	Daily Brazil CETIP Interbank Deposit Rate	12.54%	01/02/2012	BRL 6,600,000	$187,429

Diversifying Strategies Fund

Total Return Swaps
Swap Counterparty	Notional Amount	Reference Security	Termination Date	Net Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	CAD 13,900,000	Canadian Government 10 Year Bond	02/23/11	$206,883
Morgan Stanley Capital Services	CAD 10,300,000	Canadian Government 10 Year Bond	02/23/11	150,195
Morgan Stanley Capital Services	GBP (15,300,000)	UK Gilt Long Bond	02/24/11	(88,255)
Morgan Stanley Capital Services	GBP (8,000,000)	UK Gilt Long Bond	02/24/11	(189,575)
Morgan Stanley Capital Services	USD 42,300,000	U.S. 10 Year Treasury Note	02/25/11	(1,606,044)
Morgan Stanley Capital Services	EUR 24,700,000	Euro Bund	03/07/11	(326,749)

				$(1,853,545)

Swap Options (“Swaptions”)

A swaption is a contract that gives the holder the right (but not the obligation), in return for the payment of a premium, to enter into a new swap agreement, or shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Certain funds may enter into swaptions to manage certain risks (e.g., interest rate risk, which is the risk that interest rates will rise, causing prices of fixed income securities to fall, and credit risk, which is the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal on the instrument in a timely manner). Some funds also may use swaptions to manage foreign currency risk or to obtain or adjust investment exposure to certain assets or asset classes.

Swaptions may be used by the following funds for the following purposes:

	Manage Risk:			Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Foreign Currency Risk	To Certain Assets or Asset Classes
Low Duration Bond	*	*	*	*
Inflation Protected Securities	*	*		*
Discovery	*	*
Diversifying Strategies	*	*		*
Core Bond Index	*	*		*

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

When a fund purchases a swaption, it risks losing the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes a swaption, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement (i.e., the fund may be required to enter into a new swap agreement, or to shorten, extend, cancel, or otherwise modify an existing swap agreement, even when there has been an unfavorable change in the value of the underlying swap). The use of swaptions includes counterparty risk, which is the risk that the other party to a swaption may not fulfill its obligations.

When a fund writes a call or put swaption, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the swaption written. These liabilities are reflected as written swaptions outstanding on the Statement of Assets and Liabilities. Certain swaptions may be written with premiums to be determined on a future date. Premiums received from writing swaptions which expire are treated as realized gains. Premiums received from writing swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap to determine the realized gain or loss.

Funds may also purchase put and call swaptions. Purchasing call swaptions tends to increase the fund’s exposure to the underlying swap. Purchasing put swaptions tends to decrease the fund’s exposure to the underlying swap. The fund pays a premium which is included on the fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the swaption. Premiums paid for purchasing swaptions which expire are treated as realized losses. Certain swaptions may be purchased with premiums to be determined on a future date. The premiums for these swaptions are based upon implied volatility parameters at specified terms. Premiums paid for purchasing swaptions that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap to determine the realized gain or loss. Swaptions written are reported as a liability in a fund’s Statement of Assets and Liabilities. Gains and losses are reported in a fund’s Statement of Operations.

During the year ended December 31, 2010, the following fund participated in interest rate swaptions: Inflation Protected Securities Fund.

Written swaption activity for the year ended December 31, 2010 was as follows:

Inflation Protected Securities Fund

	Call Swaptions		Put Swaptions		Total
	Notional Amount	Premium	Notional Amount	Premium	Notional Amount	Premium
Beginning balance as of 01/01/2010	$13,400,000	$106,795	$21,000,000	$153,905	$34,400,000	$260,700

Written	55,500,000	211,677	96,100,000	602,758	151,600,000	814,435
Closed	(42,300,000)	(243,522)	(71,600,000)	(420,630)	(113,900,000)	(664,152)
Expired	(23,000,000)	(67,579)	(11,300,000)	(68,995)	(34,300,000)	(136,574)

Ending balance as of 12/31/2010	$3,600,000	$7,371	$34,200,000	$267,038	$37,800,000	$274,409

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

As of December 31, 2010, the following fund had open written swaption contracts outstanding:

Inflation Protected Securities Fund

Exchange	Counterparty	Contract	Notional Amount	Strike Rate	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
OTC	Royal Bank of Scotland plc	Put—Interest Rate Swaption	$15,800,000	2.25%	9/24/2012	$(87,270)
OTC	Citibank NA	Put—Interest Rate Swaption	6,900,000	3.00%	6/18/2012	(24,761)
OTC	Goldman Sachs Bank USA	Put—Interest Rate Swaption	3,400,000	1.00%	11/19/2012	(21,052)
OTC	Deutsche Bank AG	Put—Interest Rate Swaption	3,000,000	3.00%	6/18/2012	(7,600)
OTC	UBS AG	Put—Interest Rate Swaption	2,600,000	1.80%	2/14/2011	(49,047)
OTC	UBS AG	Call—Interest Rate Swaption	2,600,000	1.25%	2/14/2011	5,363
OTC	Goldman Sachs Bank USA	Call—Interest Rate Swaption	1,000,000	1.25%	2/14/2011	1,945
OTC	Goldman Sachs Bank USA	Put—Interest Rate Swaption	1,000,000	1.80%	2/14/2011	(19,193)
OTC	Citibank NA	Put—Interest Rate Swaption	800,000	2.25%	9/24/2012	(5,390)
OTC	Barclays Bank plc	Put—Interest Rate Swaption	400,000	3.00%	6/18/2012	(1,535)
OTC	Morgan Stanley Capital Services	Put—Interest Rate Swaption	300,000	2.25%	9/24/2012	(2,145)

						$(210,685)

Derivative Risk Exposure

In April 2009, the Company adopted FASB ASC 815 “Disclosure about Derivative Instruments and Hedging Activities” (“ASC 815”), which requires enhanced disclosures about the funds’ derivatives and hedging activities. The following tables reflect the value of the funds’ derivative contracts by certain risk exposure types (risks to which a fund is exposed as a result of holding the derivative contract) as of December 31, 2010.

	Asset Derivatives			Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Value		Statement of Assets and Liabilities Location	Value
Low Duration Bond Fund
Foreign currency	Unrealized appreciation on forward foreign currency exchange contracts	$7,489		Unrealized depreciation on forward foreign currency exchange contracts	$—

Total		$7,489			$—

Inflation Protected Securities Fund
Interest rate	Investment in Securities, at value — purchased options, receivable for variation margin on futures contracts and unrealized appreciation on swap agreements	$253,190	^	Payable for variation margin on futures contracts and written options at value	$534,715	*

Total		$253,190			$534,715

Discovery Fund
Foreign currency	Unrealized appreciation on forward foreign currency exchange contracts	$660		Unrealized depreciation on forward foreign currency exchange contracts	$—
Stock market	Receivable for variation margin on futures contracts	2,371,568	*	Payable for variation margin on futures contracts	—

Total		$2,372,228			$—

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

	Asset Derivatives			Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Value		Statement of Assets and Liabilities Location	Value
Diversifying Strategies Fund
Interest rate	Investment in Securities, at value — purchased options, unrealized appreciation on swap agreements and receivable for variation margin on futures contracts	$3,740,132	^	Payable for variation margin on futures contracts and unrealized depreciation on swap agreements	$3,129,304	*
Foreign currency	Unrealized appreciation on forward foreign currency exchange contracts	6,570,101		Unrealized depreciation on forward foreign currency exchange contracts	5,677,381
Stock market	Investment in Securities, at value — purchased options, receivable for variation margin on futures contracts	2,504,005	^	Payable for variation margin on futures contracts and written options at value	1,708,853	*

Total		$12,814,238			$10,515,538

500 Stock Index Fund
Stock market	Receivable for variation margin on futures contracts	$189,558	*	Payable for variation margin on futures contracts	$—

Total		$189,558			$—

Broad Market Index Fund
Stock market	Receivable for variation margin on futures contracts	$97,840	*	Payable for variation margin on futures contracts	$—

Total		$97,840			$—

Mid/Small Company Index Fund
Stock market	Receivable for variation margin on futures contracts	$—		Payable for variation margin on futures contracts	$5,797	*

Total		$—			$5,797

Overseas Equity Index Fund
Foreign currency	Unrealized appreciation on forward foreign currency exchange contracts	$102,822		Unrealized depreciation on forward foreign currency exchange contracts	$16,097
Stock market	Receivable for variation margin on futures contracts	20,009	*	Payable for variation margin on futures contracts	31,035	*

Total		$122,831			$47,132

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Notes to Financial Statements. Only the current day’s variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

^	Includes cumulative appreciation (depreciation) of futures contracts and options on futures at value as reported in the Notes to Financial Statements and Schedule of Investments, respectively. Only the current day’s variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

The following tables reflect the funds’ gains (losses) related to derivative activities by risk exposure types (risks to which a fund is exposed as a result of holding the derivative contract) for the year ended December 31, 2010, in accordance with ASC 815. These gains (losses) are included in net realized gain (loss) or net change in unrealized appreciation (depreciation) in the Statements of Operations.

Low Duration Bond Fund[1]
Realized Gain (Loss)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$—		$(241,921)	$—	$—	$(241,921)
Foreign currency	—		—	690,259	—	690,259

Total	$—		$(241,921)	$690,259	$—	$448,338

Unrealized Appreciation (Depreciation)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$—		$(127,803)	$—	$—	$(127,803)
Foreign currency	—		—	(237,175)	—	(237,175)

Total	$—		$(127,803)	$(237,175)	$—	$(364,978)

Inflation Protected Securities Fund[2]
Realized Gain (Loss)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$737,802	**	$918,862	$—	$40,825	$1,697,489
Foreign currency	—		—	1,636,405	—	1,636,405

Total	$737,802		$918,862	$1,636,405	$40,825	$3,333,894

Unrealized Appreciation (Depreciation)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$(104,068	)**	$22,200	$—	$75,133	$(6,735)
Foreign currency	—		—	(62,731)	—	(62,731)

Total	$(104,068)		$22,200	$(62,731)	$75,133	$(69,466)

Discovery Fund[3]
Realized Gain (Loss)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$—		$(12,588)	$—	$—	$(12,588)
Foreign currency	—		—	50,795	—	50,795
Stock market	—		24,393,325	—	—	24,393,325

Total	$—		$24,380,737	$50,795	$—	$24,431,532

Unrealized Appreciation (Depreciation)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$—		$(6,798)	$—	$—	$(6,798)
Foreign currency	—		—	(21,602)	—	(21,602)
Stock market	—		(556,080)	—	—	(556,080)

Total	$—		$(562,878)	$(21,602)	$—	$(584,480)

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Diversifying Strategies Fund[4]
Realized Gain (Loss)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$4,552,696	**	$(1,190,675)	$—	$5,181,504	$8,543,525
Foreign currency	—		—	1,221,336	—	1,221,336
Stock market	(159,536)		(3,971,748)	—	—	(4,131,284)

Total	$4,393,160		$(5,162,423)	$1,221,336	$5,181,504	$5,633,577

Unrealized Appreciation (Depreciation)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$(1,036,391	)**	$(209,088)	$—	$(1,853,545)	$(3,099,024)
Foreign currency	—		—	1,937,352	—	1,937,352
Stock market	48,274		937,929	—	—	986,203

Total	$(988,117)		$728,841	$1,937,352	$(1,853,545)	$(175,469)

500 Stock Index Fund[5]
Realized Gain (Loss)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—		$293,157	$—	$—	$293,157

Unrealized Appreciation (Depreciation)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—		$154,000	$—	$—	$154,000

Broad Market Index Fund[6]
Realized Gain (Loss)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—		$1,938,810	$—	$—	$1,938,810

Unrealized Appreciation (Depreciation)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—		$13,398	$—	$—	$13,398

Mid/Small Company Index Fund[7]
Realized Gain (Loss)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—		$1,626,497	$—	$—	$1,626,497

Unrealized Appreciation (Depreciation)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—		$(148,872)	$—	$—	$(148,872)

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Overseas Equity Index Fund[8]
Realized Gain (Loss)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Foreign currency	$—	$—	$(10,921)	$—	$(10,921)
Stock market	—	105,830	—	—	105,830

Total	$—	$105,830	$(10,921)	$—	$94,909

Unrealized Appreciation (Depreciation)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Foreign currency	$—	$—	$241,064	$—	$241,064
Stock market	—	(45,588)	—	—	(45,588)

Total	$—	$(45,588)	$241,064	$—	$195,476

**	The realized gain (loss) and unrealized appreciation (depreciation) for purchased options is reported in the Statement of Operations within realized gains (losses) on investments and net change in unrealized appreciation (depreciation) on investment, respectively.

(1)	The Low Duration Bond Fund used futures to manage interest rate risk inherent in its fixed income securities, consistent with its principal investment strategies. The fund used forward currency contracts to manage currency risk inherent in its fixed income securities holdings.

(2)	The Inflation Protected Securities Fund used futures, options (including swaptions), and swaps to manage interest rate risk inherent in its fixed income securities, consistent with its principal investment strategies. The fund used forward currency contracts to manage currency risk inherent in its fixed income securities holdings. The fund used futures, options (including swaptions), and swaps to obtain or adjust investment exposure to segments of the fixed income market in pursuit of its investment objective (which is to offer current income). The fund used foreign currency contracts to obtain or adjust investment exposure to foreign currencies in pursuit of its investment objective.

(3)	The Discovery Fund used Russell 2000 Index futures and fixed income futures to obtain or adjust investment exposure to U.S. common stocks and to fixed income markets consistent with its principal investment strategies. The fund also used fixed income futures to manage interest rate risk inherent in its fixed income holdings. The fund used forward currency contracts to manage foreign currency risk inherent in its foreign fixed income holdings.

(4)	The Diversifying Strategies Fund used futures to manage interest rate risk inherent in the fund’s fixed income and convertible securities holdings consistent with its investment strategies. The fund also used futures to obtain or adjust investment exposure to stocks and fixed income securities in pursuit of its investment objective (which is to offer long-term capital growth). Also, in pursuit of its investment objective, the fund used (1) options and swaps to obtain or adjust investment exposure to fixed income securities, (2) foreign currency contracts to obtain or adjust investment exposure to foreign currencies, and (3) options to obtain or adjust investment exposure to equity securities.

(5)	The 500 Stock Index Fund used futures to obtain or adjust investment exposure to stocks included in the S&P 500 Index in pursuit of its investment objective (which is to offer long-term capital growth by approximating the performance of the S&P 500 Index), when it was believed that using futures would be more efficient or cost effective than trading in the securities directly.

(6)	The Broad Market Index Fund used futures to obtain or adjust investment exposure to equity issues in pursuit of its investment objective (which is to offer long-term capital growth by approximating the performance of the Wilshire 5000 Total Market Index), when it was believed that using futures would be more efficient or cost effective than trading in the securities directly.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

(7)	The Mid/Small Company Index Fund used futures to obtain or adjust investment exposure to equity issues in pursuit of its investment objective (which is to offer long-term capital growth by approximating the performance of the Wilshire 4500 Completion Index), when it was believed that using futures would be more efficient or cost effective than trading in the securities directly.

(8)	The Overseas Equity Index Fund used forward currency contracts to manage currency risks inherent in the fund’s equity securities in pursuit of its investment objective (which is to offer long-term capital growth and diversification by approximating the performance of the MSCI EAFE Index). The fund used futures to obtain or adjust investment exposure to equity securities, which were in support of the fund’s investment objective, when it was believed that using futures would be more efficient or cost effective than trading in the securities directly.

4.	Agreements and Other Transactions with Affiliates

VIA, a wholly owned subsidiary of ICMA-RC, provides investment advisory services to each of the funds. Pursuant to Master Advisory Agreements, VIA is entitled to receive 0.10% of the average daily net assets of each Actively Managed and Milestone Fund and 0.05% of the average daily net assets of the Index Funds. Effective July 1, 2005, VIA is entitled to receive 0.10% on the first $500 million of net assets, 0.09% on the next $500 million of net assets, and 0.08% on net assets over $1 billion for each Model Portfolio Fund. For these services, VIA earned $15,736,790 in the aggregate for the year ended December 31, 2010.

Vantagepoint Transfer Agents, LLC (“VTA”), a wholly owned subsidiary of ICMA-RC, provides transfer agency and administrative shareholder support services for the Funds related to the retirement plans investing in the Funds. Pursuant to a Transfer Agency and Administrative Services Agreement with The Vantagepoint Funds, VTA is entitled to receive a fee for fund services. VTA receives 0.35% of the average daily net assets of each Actively Managed Fund, 0.30% of the average daily net assets of the Class I shares of the Index Funds and 0.10% of the average net assets of the Class II shares of the Index Funds. For these services, VTA earned $36,429,207 in the aggregate for the year ended December 31, 2010.

VIA and the Company contract with one or more subadvisers (“Subadvisers”) for the day-to-day management of each of the funds other than the Money Market Fund, Model Portfolio Funds and Milestone Funds. Each Subadviser is paid a fee by the funds during the year based on average net assets under management, except that the subadvisory fees for Analytic Investors, LLC and Mellon Capital Management Corporation for the Diversifying Strategies Fund are calculated based on the average net asset value of the fund’s assets allocated and assigned to each of them by VIA. The fee structure for many of the Subadvisers provides for a range of fees so that as average net assets of a fund increases the rate of fee paid decreases. With other Subadvisers, one fee is applicable to all levels of assets under management. Additional information about each Subadviser’s fee is presented in the Company’s prospectus and statement of additional information. Fees paid by each fund to Subadvisers during the year ended December 31, 2010 are presented in the “Additional Information” section of these Notes. The Subadviser’s fees during the year ended December 31, 2010 are shown here as an annual percentage of average net assets under management, except the subadvisory fees for Analytic Investors, LLC and Mellon Capital Management Corporation for the Diversifying Strategies Fund which are calculated based on the average net asset value of the assets allocated and assigned to each of them by VIA.

Fund	Subadviser	Actual Fee as a Percentage of Average Daily Net Assets (net of any contractual or voluntary subadviser fee waivers)
Low Duration Bond	Payden & Rygel	0.10%
	STW Fixed Income Management LLC	0.20%

Inflation Protected Securities	Pacific Investment Management Company, LLC	0.20%
	BlackRock Financial Management, Inc.	0.11%

Equity Income	Barrow, Hanley, Mewhinney & Strauss, LLC	0.24%
	T. Rowe Price Associates, Inc.	0.37%
	Southeastern Asset Management, Inc.	0.52%

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Fund	Subadviser	Actual Fee as a Percentage of Average Daily Net Assets (net of any contractual or voluntary subadviser fee waivers)
Growth & Income	Fiduciary Management, Inc.	0.29%
	T. Rowe Price Associates, Inc.	0.38%
	Wellington Management Company, LLP	0.28%

Growth	Columbus Circle Investors	0.34%
	D.G. Capital Management Trust	0.42%
	Legg Mason Capital Management, Inc.	0.32%
	Tukman Grossman Capital Management, Inc.	0.40%
	Westfield Capital Management Company, L.P.	0.33%

Select Value	Artisan Partners Limited Partnership	0.55%
	WEDGE Capital Management L.L.P.	0.55%
	Systematic Financial Management L.P.	0.42%

Aggressive Opportunities	Legg Mason Capital Management, Inc.	0.32%
	Southeastern Asset Management, Inc.	0.56%
	TimesSquare Capital Management, LLC	0.50%
	T. Rowe Price Associates, Inc. (1)	0.58%
	Wellington Management Company, LLP (2)	0.41%

Discovery	Payden & Rygel	0.15%
	Wellington Management Company, LLP	0.73%

International	Artisan Partners Limited Partnership	0.66%
	GlobeFlex Capital, LP	0.40%
	Mondrian Investment Partners Limited	0.44%
	Walter Scott & Partners Limited	0.55%

Diversifying Strategies	Analytic Investors, LLC	0.45%
	Calamos Advisors LLC	0.55%
	Mellon Capital Management Corporation	0.65%
	Payden & Rygel (Enhanced Cash Strategy)	0.10%
	Payden & Rygel (Low Duration Strategy)	0.10%
	Shenkman Capital Management, Inc.	0.39%

Core Bond Index	Mellon Capital Management Corporation	0.02%

500 Stock Index	Mellon Capital Management Corporation	0.02%

Broad Market Index	Mellon Capital Management Corporation	0.02%

Mid/Small Company Index	Mellon Capital Management Corporation	0.04%

Overseas Equity Index	Mellon Capital Management Corporation	0.07%

(1)	Terminated as a subadviser May 6, 2010.

(2)	Added as a subadviser May 1, 2010.

Expenses

The Model Portfolio Funds and Milestone Funds incur fees and expenses indirectly as shareholders in their respective underlying funds and the Money Market Fund incurs fees and expenses indirectly as a shareholder of the Portfolio. Because the underlying funds have varied expense and fee levels and the Model Portfolio, Milestone and Money Market Funds may own different proportions of such funds at different times, the amount of fees and expenses indirectly incurred by the Model Portfolio, Milestone, and Money Market Funds will vary.

THE VANTAGEPOINT FUNDS

NOTES T0 FINANCIAL STATEMENTS — (Continued)

Fee Waivers

VIA will waive its management fee or reimburse expenses to the extent necessary as a result of any increase in subadvisory fees payable by the Growth Fund that would cause the aggregate management and subadvisory fees of the Growth Fund to exceed 0.54% as a result of subadvisory changes. This commitment will continue until such time as shareholders approve an increase in this limit. No waiver was required for the most recent fiscal year.

During the year ended December 31, 2010, VIA waived its fee, on a voluntary basis, for the Money Market Fund. The waived amount during this period was $1,196,118. Any such waivers were voluntary and there can be no assurance that additional waivers can or will be made in the future.

From January 4, 2010 through April 30, 2011, VIA contractually agreed to limit the Milestone 2045 Fund expense ratio to 1.10%. The waived amount during the year ended December 31, 2010 was $48,469.

T. Rowe Price Associates, Inc. (“T. Rowe Price”) voluntarily waives a portion of its aggregate subadvisory fees for the Growth & Income, Equity Income, and, prior to May 6, 2010, the Aggressive Opportunities Funds. These voluntary fee waivers were first implemented on May 1, 2003. The fee for each fund managed by T. Rowe Price is voluntarily reduced by the following percentages, which are determined based on the total amount of assets managed by T. Rowe Price for The Vantagepoint Funds: a 2.5% waiver on the first $500 million in total assets provided the total amount of assets managed by T. Rowe Price is between $250 and 500 million and a 5% waiver on total assets above $500 million. For the year ended December 31, 2010, the fee waiver for the Growth & Income Fund totaled $44,441, the fee waiver for the Equity Income Fund totaled $74,397 and the fee waiver for the Aggressive Opportunities Fund totaled $18,233. Payden & Rygel contractually agreed to waive a portion of its subadvisory fee for assets managed pursuant to its short-duration fixed income strategy until April 30, 2010, for the Diversifying Strategies Fund so that its fees would not exceed 0.08% of the Diversifying Strategies Fund’s annual average daily net assets under its management for this strategy. For the year ended December 31, 2010, this waiver totaled $14,238. Effective October 1, 2008, Tukman Grossman Capital Management, Inc. (“Tukman Grossman”) voluntarily agreed to waive a portion of its subadvisory fee in an amount equal to 0.10% of the average daily market value of the assets managed in the Growth Fund. This waiver totaled $334,747 for the year ended December 31, 2010. Effective October 1, 2010 D.G. Capital Management Trust (“D.G. Capital”) voluntarily agreed to waive its subadvisory fee for assets managed in the Growth Fund so that its fees would not exceed a flat rate 0.35%. This waiver totaled $56,340 for the year ended December 31, 2010.

5.	Investment Portfolio Transactions

Purchases and sales of investments, exclusive of short-term securities, for each fund for the year ended December 31, 2010 were as follows:

	U.S. Government Obligations		Other Securities
Fund	Purchases at Cost	Sales Proceeds	Purchases at Cost	Sales Proceeds
Low Duration Bond	$81,457,519	$36,793,300	$309,658,438	$263,536,011
Inflation Protected Securities	481,772,430	371,859,988	38,678,536	28,229,998
Equity Income	—	—	484,520,754	267,531,250
Growth & Income	—	—	520,830,710	478,842,109
Growth	—	—	2,036,979,787	2,143,712,983
Select Value	—	—	199,556,330	201,409,565
Aggressive Opportunities	—	—	975,049,410	1,002,453,435
Discovery	23,677,994	16,388,513	119,030,622	108,966,074
International	—	—	662,958,463	544,642,912
Diversifying Strategies	58,909,546	26,053,929	678,148,935	351,513,829
Core Bond Index	374,114,076	324,532,937	484,707,742	540,356,404
500 Stock Index	—	—	24,275,851	10,023,470
Broad Market Index	—	—	27,572,583	38,258,422
Mid/Small Company Index	—	—	138,720,062	42,140,994
Overseas Equity Index	—	—	18,072,338	3,644,000

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

	U.S. Government Obligations		Other Securities
Fund	Purchases at Cost	Sales Proceeds	Purchases at Cost	Sales Proceeds
Model Portfolio Savings Oriented	$—	$—	$97,473,010	$80,268,086
Model Portfolio Conservative Growth	—	—	147,197,555	123,126,837
Model Portfolio Traditional Growth	—	—	232,147,472	212,613,381
Model Portfolio Long-Term Growth	—	—	212,461,983	166,084,353
Model Portfolio All-Equity Growth	—	—	72,281,558	34,111,674
Milestone Retirement Income	—	—	163,567,069	28,639,031
Milestone 2010	—	—	160,742,307	41,889,441
Milestone 2015	—	—	193,507,001	36,001,500
Milestone 2020	—	—	158,048,541	22,408,430
Milestone 2025	—	—	113,059,046	12,377,052
Milestone 2030	—	—	81,706,241	10,181,131
Milestone 2035	—	—	50,405,829	7,269,927
Milestone 2040	—	—	49,922,535	22,421,505
Milestone 2045	—	—	20,541,619	756,770

6.	Tax Basis Unrealized Appreciation (Depreciation)

As of December 31, 2010, net unrealized appreciation (depreciation) on investments was as follows:

Fund	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Money Market	$378,329,555	$—	$—	$—
Low Duration Bond	542,650,089	9,107,047	4,290,088	4,816,959
Inflation Protected Securities	480,736,016	15,740,409	2,262,659	13,477,750
Equity Income	1,796,880,049	301,253,562	146,574,106	154,679,456
Growth & Income	1,057,599,836	223,433,987	11,236,682	212,197,305
Growth	1,679,473,969	306,768,189	15,607,292	291,160,897
Select Value	320,364,841	62,633,241	3,242,827	59,390,414
Aggressive Opportunities	1,114,320,718	221,756,690	38,662,658	183,094,032
Discovery	213,204,262	22,774,348	5,011,426	17,762,922
International	1,146,787,495	145,072,928	43,335,011	101,737,917
Diversifying Strategies	845,198,211	24,743,621	3,369,215	21,374,406
Core Bond Index	1,172,035,427	34,555,705	8,643,133	25,912,572
500 Stock Index	291,364,981	137,765,253	23,322,071	114,443,182
Broad Market Index	439,729,591	199,043,544	55,491,573	143,551,971
Mid/Small Company Index	420,777,808	99,709,046	29,634,523	70,074,523
Overseas Equity Index	211,517,934	31,519,879	36,503,548	(4,983,669)
Model Portfolio Savings Oriented	330,491,538	8,101,618	—	8,101,618
Model Portfolio Conservative Growth	573,892,887	17,175,905	4,076,995	13,098,910
Model Portfolio Traditional Growth	1,464,942,423	50,802,967	19,837,106	30,965,861
Model Portfolio Long-Term Growth	1,791,601,352	80,902,186	23,908,263	56,993,923
Model Portfolio All-Equity Growth	723,287,885	16,296,256	24,416,576	(8,120,320)
Milestone Retirement Income	214,956,353	1,048,671	—	1,048,671
Milestone 2010	213,322,523	4,492,580	—	4,492,580
Milestone 2015	357,985,838	5,534,327	325,513	5,208,814
Milestone 2020	335,313,901	9,222,172	453,919	8,768,253
Milestone 2025	257,796,320	9,615,621	210,886	9,404,735
Milestone 2030	200,293,558	10,904,809	—	10,904,809
Milestone 2035	124,440,471	8,720,166	—	8,720,166
Milestone 2040	118,443,737	13,903,505	—	13,903,505
Milestone 2045	19,831,654	2,577,667	8,283	2,569,384

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

7.	Portfolio Securities Loaned

Certain funds lend securities to approved borrowers to seek to earn additional income. As of December 31, 2010, certain funds had loaned securities, which were collateralized by cash or other forms of collateral as provided for in the Company’s Securities Lending Agency Agreement with JPMorgan Chase Bank, N.A. at least equal to the market value of the securities loaned. The funds receive dividends and interest on the loaned securities and a portion of interest earned on reinvested collateral. All securities loaned are marked to market daily in U.S. dollars and collateral is received and released accordingly on the following day to achieve the required collateralization for the previous day’s market value. A fund retains a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. A fund also continues to receive any distributions paid on the loaned securities. The fund may terminate a loan at any time and generally expects to receive the securities loaned within the normal settlement period for the security involved. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The fund may not retain voting rights on securities while they are on loan. Voting rights on the loaned securities may pass to the borrower. The funds, however, are entitled to terminate or recall the loans to vote proxies or otherwise obtain rights to vote or consent with respect to a material event.

The funds will be indemnified by its custodian for securities lending programs conducted through the custodian if, at the time of a default by a borrower, some or all of the loaned securities have not been returned by the borrower. The custodian, as soon as practicable after the time of default, shall deposit in the funds’ accounts securities of the same number, issue, type, class and series of the unreturned loaned securities. If the custodian is unable to purchase replacement securities, it will credit to the funds’ accounts an amount equal to the market value of the unreturned loaned securities.

The market value of the securities on loan and the value of the related collateral as of December 31, 2010, were as follows:

Fund	Securities on Loan	Collateral	Collateralization
Low Duration Bond	$13,206,053	$13,451,617	102%
Inflation Protected Securities	5,734,901	5,848,900	102%
Equity Income	81,792,042	83,642,367	102%
Growth & Income	39,000,617	40,088,560	103%
Select Value	39,591,951	40,818,745	103%
Aggressive Opportunities	140,028,323	147,396,004	105%
Discovery	18,782,030	19,662,643	105%
International	33,726,624	35,145,030	104%
Core Bond Index	71,394,370	73,225,714	103%
500 Stock Index	21,648,537	22,206,711	103%
Broad Market Index	44,349,910	45,806,463	103%
Mid/Small Company Index	84,106,559	87,035,285	103%
Overseas Equity Index	216,055	226,118	105%

8.	Transactions with Affiliated Funds

As of December 31, 2010, the Model Portfolio Funds and Milestone Funds held investments in a number of the underlying funds. The figures presented below represent the percentages of shares outstanding in each of the underlying funds owned by the Model Portfolio and Milestone Funds on that date:

Underlying Fund	Model Portfolio Savings Oriented	Model Portfolio Conservative Growth	Model Portfolio Traditional Growth	Model Portfolio Long-Term Growth	Model Portfolio All-Equity Growth
Low Duration Bond	19.43%	20.50%	21.87%	—	—
Inflation Protected Securities	10.32%	11.69%	11.78%	—	—
Equity Income	1.83%	3.54%	9.77%	13.01%	6.89%
Growth & Income	2.78%	4.41%	14.87%	19.80%	9.89%

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Underlying Fund	Model Portfolio Savings Oriented	Model Portfolio Conservative Growth	Model Portfolio Traditional Growth	Model Portfolio Long-Term Growth	Model Portfolio All-Equity Growth
Growth	—	1.82%	7.67%	10.84%	6.15%
Select Value	—	5.34%	24.80%	47.13%	20.07%
Aggressive Opportunities	—	1.57%	7.30%	13.87%	5.90%
Discovery	—	—	21.81%	40.30%	30.60%
International	1.40%	3.87%	14.61%	23.96%	11.73%
Diversifying Strategies	7.75%	12.70%	25.46%	25.07%	—
Core Bond Index Class I	3.69%	8.41%	23.08%	28.42%	—

Underlying Fund	Milestone Retirement Income	Milestone 2010	Milestone 2015	Milestone 2020	Milestone 2025
Low Duration Bond	12.44%	5.69%	6.68%	3.91%	1.07%
Inflation Protected Securities	6.63%	6.64%	5.56%	—	—
Equity Income	1.15%	2.22%	3.72%	3.99%	3.32%
Growth & Income	1.75%	1.95%	3.26%	3.28%	2.88%
Growth	—	0.83%	1.38%	1.48%	1.28%
International	0.89%	1.70%	3.31%	3.63%	3.21%
Diversifying Strategies	4.95%	4.37%	6.76%	5.92%	3.83%
Core Bond Index Class I	2.36%	1.69%	4.78%	6.25%	4.23%
Mid/Small Company Index Class I	—	—	10.06%	13.03%	12.89%

Underlying Fund	Milestone 2030	Milestone 2035	Milestone 2040	Milestone 2045
Low Duration Bond	0.44%	—	—	—
Equity Income	2.79%	1.86%	1.94%	0.33%
Growth & Income	2.46%	1.63%	1.72%	0.29%
Growth	1.14%	0.81%	0.85%	0.14%
International	2.83%	1.97%	2.06%	0.35%
Diversifying Strategies	2.43%	0.76%	—	—
Core Bond Index Class I	2.10%	0.81%	0.80%	0.14%
Mid/Small Company Index Class I	12.80%	10.32%	10.86%	1.84%

9.	Control Persons and Principal Holders of Securities

As of December 31, 2010, a majority of the voting shares of all funds, except the Money Market Fund, were held either directly, or indirectly through the Model Portfolio Funds and the Milestone Funds and by VantageTrust, a group trust established and maintained by VantageTrust Company (“Trust Company”). VantageTrust was established for the purpose of holding and investing the assets of public sector retirement and deferred compensation plans. The Trust Company, a New Hampshire non-depository banking corporation, has the power to vote the shares of the funds directly held by VantageTrust and has the power to direct the vote of the shares of the Model Portfolio Funds and the Milestone Funds under the proxy voting policy adopted by VIA, the Company’s adviser. The Trust Company therefore has the power to vote more than 25% of the fund’s voting securities and thus under the 1940 Act is considered a “control” person of the funds. Both the Trust Company and VIA are wholly owned subsidiaries of ICMA-RC. As a control person of all the funds, the Trust Company may possess the ability to control the outcome of matters submitted to the vote of shareholders.

Additionally, as of December 31, 2010, the VantageTrust, an affiliated group trust, held directly or indirectly, the outstanding shares of the Company in the percentages shown below:

Fund	% Owned by VantageTrust
Money Market	49.32%
Low Duration Bond	79.91%

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Fund	% Owned by VantageTrust
Inflation Protected Securities	87.03%
Equity Income	91.55%
Growth & Income	91.24%
Growth	95.99%
Select Value	94.25%
Aggressive Opportunities	96.12%
Discovery	94.14%
International	92.28%
Diversifying Strategies	89.99%
Core Bond Index Class I	89.63%
Core Bond Index Class II	89.48%
500 Stock Index Class I	83.69%
500 Stock Index Class II	99.90%
Broad Market Index Class I	86.34%
Broad Market Index Class II	95.55%
Mid/Small Company Index Class I	82.24%
Mid/Small Company Index Class II	99.27%
Overseas Index Class I	84.50%
Overseas Index Class II	99.19%
Model Portfolio Savings Oriented	85.09%
Model Portfolio Conservative Growth	89.41%
Model Portfolio Traditional Growth	94.64%
Model Portfolio Long-Term Growth	96.17%
Model Portfolio All-Equity Growth	91.93%
Milestone Retirement Income	78.61%
Milestone 2010	76.83%
Milestone 2015	83.02%
Milestone 2020	85.02%
Milestone 2025	85.37%
Milestone 2030	84.29%
Milestone 2035	81.85%
Milestone 2040	83.94%
Milestone 2045	59.46%

Other than VantageTrust, below is the name, address, and percentage of ownership of the entity that owns of record or is known to own beneficially 5% or more of any class of any fund’s outstanding shares as of December 31, 2010:

Money Market Fund

Name	Address	Percentage of Shares Owned
Lee County Board of County Commissioners	P.O. Box 398 Fort Meyers, Florida 33902	11.25%

VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

10.	Brokerage Commissions

VIA has entered into agreements with brokers whereby the brokers will rebate a portion of the funds’ brokerage commissions on behalf of certain funds. Such amounts, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Statements of Operations. For the year ended December 31, 2010, the funds recaptured the following amounts of brokerage commissions:

Fund	Recaptured Brokerage Commissions
Equity Income	$24,874
Growth & Income	42,588
Growth	372,262
Select Value	72,339
Aggressive Opportunities	107,584
Discovery	10,061
International	39,612

11.	Subsequent Events

Management has evaluated events or transactions that may have occurred since December 31, 2010, that would merit recognition or disclosure in the financial statements. Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. At a meeting held on January 27, 2011, the Board determined to liquidate and terminate the Money Market Fund and the Money Market Fund is expected to discontinue operations and liquidate on or about March 25, 2011.

12.	Capital Stock Authorization

The Company’s Amended Declaration of Trust permits it to issue an unlimited number of full and fractional shares of beneficial interest of each Fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Fund without thereby changing the proportionate beneficial interests in that Fund and to divide such shares into classes. Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share in the same class.

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited)

A.	Tax Disclosures

For corporate shareholders, a portion of the ordinary dividends paid during the fund’s year ended December 31, 2010, qualified for the dividends received deduction as follows:

Fund	Corporate Dividend Received Deduction
Equity Income	100.00%
Growth & Income	100.00%
Growth	100.00%
Select Value	100.00%
Aggressive Opportunities	100.00%
Discovery	37.78%
International	0.51%
Diversifying Strategies	4.10%
500 Stock Index	100.00%
Broad Market Index	100.00%
Mid/Small Company Index	46.24%
Model Portfolio Savings Oriented	17.63%
Model Portfolio Conservative Growth	20.69%
Model Portfolio Traditional Growth	26.12%
Model Portfolio Long-Term Growth	31.43%
Model Portfolio All-Equity Growth	63.20%
Milestone Retirement Income	25.00%
Milestone 2010	37.01%
Milestone 2015	36.40%
Milestone 2020	35.89%
Milestone 2025	42.40%
Milestone 2030	51.41%
Milestone 2035	76.65%
Milestone 2040	65.26%
Milestone 2045	60.00%

Pursuant to Section 852 of the Internal Revenue Code, the company designated the following capital gain dividends for the year ended December 31, 2010:

Fund	Long Term Capital Gain Dividend
Inflation Protected Securities	$4,903,049
Mid/Small Company Index	3,446,561
Milestone Retirement Income	191,611
Milestone 2020	42,867
Milestone 2025	105,410
Milestone 2030	13,072

B.	Foreign Taxes Paid

For the year ended December 31, 2010, dividends from foreign countries were $32,507,061 and $5,567,642 for the International and Overseas Equity Index Funds, respectively. Taxes paid to foreign countries that qualify for the foreign tax credit were $1,291,692 and $352,245 for the International and Overseas Equity Index Funds, respectively. All other funds treat foreign taxes paid as a reduction of net investment company taxable income by these amounts.

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

C.	Sources of Income

The following table summarizes the percentage of income received by the Company in 2010 from various obligors:

Fund	U.S. Treasury Obligations	GNMA	FNMA	FHL Bank	FHLMC	Other U.S. Government Agencies
Low Duration Bond	1.29%	1.55%	1.44%	0.21%	0.70%	0.35%
Inflation Protected Securities	85.12%	0.00%	0.01%	0.04%	0.04%	0.41%
Discovery	2.28%	2.17%	3.20%	3.49%	0.73%	0.35%
Diversifying Strategies	1.57%	0.12%	1.89%	0.50%	1.84%	0.53%
Core Bond Index	22.66%	38.79%	20.21%	1.41%	14.06%	0.40%
500 Stock Index	0.01%	0.00%	0.00%	0.00%	0.00%	0.00%
Broad Market Index	0.01%	0.00%	0.00%	0.00%	0.00%	0.00%
Mid/Small Company Index	0.01%	0.00%	0.00%	0.00%	0.00%	0.00%
Overseas Equity Index	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

D.	Qualified Dividend Income

The following are estimates of qualified dividend income received by the Company through December 31, 2010 that qualify for a reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003 as extended by the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010:

Fund	Qualified Dividend Income
Equity Income	100.00%
Growth & Income	100.00%
Growth	100.00%
Select Value	100.00%
Discovery	44.64%
International	77.52%
Diversifying Strategies	4.00%
500 Stock Index	100.00%
Broad Market Index	100.00%
Mid/Small Company Index	41.56%
Overseas Equity Index	100.00%
Model Portfolio Savings Oriented	13.64%
Model Portfolio Conservative Growth	21.83%
Model Portfolio Traditional Growth	35.39%
Model Portfolio Long-Term Growth	44.24%
Model Portfolio All-Equity Growth	98.45%
Milestone Retirement Income	18.22%
Milestone 2010	36.17%
Milestone 2015	36.77%
Milestone 2020	42.12%
Milestone 2025	49.67%
Milestone 2030	58.77%
Milestone 2035	69.40%
Milestone 2040	74.43%
Milestone 2045	75.54%

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

E.	Directors Table

Independent Directors

Name, Address,* and Age	Positions Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Other Directorships Held By Director
N. Anthony Calhoun (63)	Director, Audit Committee Member and Chair, Investment Committee and Nominating Committee Member	Term expires October 2011 Director since November 1998	Independent Consultant (financial) (April 2009–present); Executive Deputy State Treasurer—Commonwealth of Pennsylvania (August 2007–March 2009); Secretary to Senate Finance Committee/Minority—State of New York Legislature (January 2007–August 2007); Retired (October 2005–January 2007); and Deputy Chief Financial Officer and Treasurer—District of Columbia (2001–2005);	N/A
Donna K. Gilding (71)	Director, Investment Committee Member and Chair, and Nominating Committee Member	Term expires October 2011 Director since November 1998	Chief Investment Officer—Lowenhaupt Global Advisors, LLC (Sept. 2006–present); Chief Investment Officer—Lowenhaupt & Chasnoff (2005–Sept. 2006) (wealth management law firm); and Chief Investment Officer—Progress Investment Management Company (2000–2005);	N/A
Arthur R. Lynch (56)	Director, Audit Committee Member, Investment Committee Member, and Nominating Committee Member	Term expires October 2011 Director since November 1998	President and Chief Executive Officer—SRJ Government Consultants, LLC (October 2009–present); Deputy City Manager—City of Glendale, Arizona (2005–October 2009); Chief Financial Officer—City of Glendale, Arizona (1985–2005)	N/A
Timothy M. O’Brien (61)	Director, Audit Committee Member, Investment Committee Member, and Nominating Committee Member	Term expires October 2014 Director since September 2005	Independent Consultant (pension consulting) (2003–present); President and Chief Executive Officer—American Humane Association (1999–2003)	N/A
Robert A. Rudell (62)	Director, Investment Committee Member and Nominating Committee Member	Term expires October 2014 Director since March 2007	Director—Medtox Scientific, Inc. (medical device/clinical lab) (2002–present); Director—Search Institute (non-profit) (2002–present); Trustee—Optimum Fund Trust (registered investment company) (2003–present) Director—Bloodhound Investment Research, Inc. (portfolio construction software) (2003–present); Director/Chairman—Diverse Emerging Music Organization (non-profit) (2004–present); Director/Independent Chair—Heartland Funds (registered investment company) (2005–present); and Director—American Investors Bank & Mortgage (bank) (2005–present)	Director—Medtox Scientific, Inc.; Trustee—Optimum Fund Trust (6 portfolios); Director/Independent Chair—Heartland Funds (3 portfolios)
Robin L. Wiessmann (57)	Chair of the Board and Director and Investment Committee Member and Nominating Committee Member	Term expires October 2013 Director since November 1998	State Treasurer—Commonwealth of Pennsylvania (April 2007–January 2009); Director—Merrill, Lynch, Pierce, Fenner & Smith Incorporated, (2006– April 2007); and Consultant—Brown Wiessmann Group (financial services consulting) (2002–2006)	Director—Met-Pro Corporation (December 2009–present)

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

Interested Directors and Officers

Name, Address,* and Age	Positions Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Other Directorships Held By Director
Robert J. O’Neill, Jr (60)**	Director	Term expires October 2011. Director since June 2008	Executive Director-ICMA (2002–present)	Director —ICMA Retirement Corporation
Joan W. McCallen (58)**	President and Principal Executive Officer	Since September 2003	Chief Executive Officer—ICMA Retirement Corporation (Aug. 2003–present); President and Manager—Vantagepoint Investment Advisers, LLC; ICMA-RC Services, LLC (broker-dealer); President and Manager—Vantagepoint Transfer Agents, LLC (2003–present); and Director and President, VantageTrust Company (2003–present)	N/A
Bruce James Rohrbacher (58)**	Vice President and Chief Compliance Officer	Since September 2004	Senior Vice President and Chief Compliance Officer—ICMA Retirement Corporation (2004–present); Senior Vice President and Chief Compliance Officer, Vantagepoint Investment Advisers, LLC (2004–present); Chief Compliance Officer, ICMA-RC Services, LLC (broker-dealer) (2004–present); and Chief Compliance Officer VantageTrust Company (2004–present)	N/A
Elizabeth S. Glista (46)**	Treasurer and Principal Financial Officer	Since March 2009	Senior Vice President and Chief Financial Officer—ICMA Retirement Corporation (April 2009-present); Treasurer—Vantagepoint Investment Advisers, LLC, and Vantagepoint Transfer Agents, LLC (April 2009-present); Treasurer—ICMA-RC Services, LLC (broker-dealer) (April 2009–present); Treasurer—VantageTrust Company (April 2009–present); Managing Vice President, Financial Operations, Analysis & Treasury—ICMA Retirement Corporation (January 2009–April 2009); Vice President Financial Planning & Analysis and Treasury—ICMA-RC (January 2000–September 2007) and (March 2008–January 2009); Acting Vice President, Internal Audit—ICMA-RC (September 2007–March 2008)	N/A
Angela C. Montez (43) **	Secretary	Since December 2006	Managing Vice President, Deputy General Counsel and Assistant Secretary—ICMA Retirement Corporation (2006–present) Corporate Counsel—ICMA Retirement Corporation (2000–2006); Secretary—Vantagepoint Investment Advisers, LLC, Vantagepoint Transfer Agents, LLC and ICMA-RC Services, LLC (broker-dealer) (2006–2007); and Assistant Secretary—VantageTrust Company (February 2008–present)	N/A

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

Name, Address,* and Age	Positions Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Other Directorships Held By Director
Kathryn B. McGrath (66)**	Assistant Secretary	Since March 2008	Senior Vice President and General Counsel—ICMA Retirement Corporation (October 2007–present); Secretary—Vantagepoint Investment Advisers, LLC, Vantagepoint Transfer Agents, LLC and ICMA-RC Services, LLC (broker-dealer) (December 2007– present); Secretary—VantageTrust Company (February 2008–present); Partner—Mayer Brown LLP (law firm) (2005–October 2007); and Partner—Crowell & Moring LLP (law firm) (2002–2005)	N/A

*	The business address for each Director and Officer is 777 N. Capitol Street N.E., Washington, D.C. 20002.

**	Mr. O’Neill is considered an Interested Director because he is a director of ICMA-RC, the parent corporation of VIA and ICMA-RC Services. Mses. McCallen, Glista, Montez, and McGrath and Mr. Rohrbacher are considered to be “interested persons” of the Company, as that term is defined under the 1940 Act, due to their positions as officers of VIA and ICMA-RC Services, the distributor of the Funds, and ICMA-RC, the parent company of VIA and ICMA-RC Services.

Aggregate compensation that was paid to the directors during the December 31, 2010 totaled $113,885. Executive officers do not receive any compensation from the Company. However, the Company pays a portion of the compensation of the Chief Compliance Officer of the Company. The amount paid by the Company during the year ended December 31, 2010 totaled $217,284.

The Statement of Additional Information includes additional information about the Company’s Board and is available, without charge, upon request, by calling 1-800-669-7400 and on ICMA-RC’s website at www.icmarc.org.

F.	Subadviser Fees

Presented below are the fees paid by each fund to the subadvisers during the year ended December 31, 2010. Fees are shown as an annual percentage of average net assets under management, except that the subadvisory fees for Analytic Investors, LLC and Mellon Capital Management Corporation for the Diversifying Strategies Fund are calculated based on the average net asset value of the assets allocated and assigned to each of them by VIA. The total dollars below represent amounts paid to subadvisers for services performed during the period October 1, 2009 through September 30, 2010.

Fund	Subadviser	Actual Fee as a Percentage of Average Daily Net Assets (net of any contractual or voluntary subadviser fee waivers)	Dollars Paid
Low Duration Bond	Payden & Rygel	0.10%	$217,880
	STW Fixed Income Management LLC	0.20%	438,838

Inflation Protected Securities	Pacific Investment Management Company, LLC	0.20%	392,556
	BlackRock Financial Management, Inc.	0.11%	214,814

Equity Income	Barrow, Hanley, Mewhinney & Strauss, LLC	0.24%	1,208,580
	T. Rowe Price Associates, Inc.	0.37%	1,894,919
	Southeastern Asset Management, Inc.	0.52%	2,730,240

Growth & Income	Fiduciary Management, Inc.	0.29%	1,005,145
	T. Rowe Price Associates, Inc.	0.38%	1,212,535
	Wellington Management Company, LLP	0.28%	1,021,328

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

Fund	Subadviser	Actual Fee as a Percentage of Average Daily Net Assets (net of any subadviser fee waivers)	Dollars Paid
Growth	Columbus Circle Investors	0.34%	1,075,409
	D.G. Capital Management Trust	0.42%	927,752
	Legg Mason Capital Management, Inc.	0.32%	1,433,366
	Tukman Grossman Capital Management, Inc.	0.40%	1,392,875
	Westfield Capital Management Company, L.P.	0.33%	1,502,397

Select Value	Artisan Partners Limited Partnership	0.55%	528,413
	WEDGE Capital Management L.L.P.	0.55%	534,106
	Systematic Financial Management L.P.	0.42%	415,713

Aggressive Opportunities	Legg Mason Capital Management, Inc.	0.32%	888,222
	Southeastern Asset Management, Inc.	0.56%	1,097,696
	TimesSquare Capital Management, LLC	0.50%	1,497,532
	T. Rowe Price Associates, Inc. (1)	0.58%	793,481
	Wellington Management Company, LLP (2)	0.41%	337,934

Discovery	Payden & Rygel	0.15%	131,235
	Wellington Management Company, LLP	0.73%	625,114

International	Artisan Partners Limited Partnership	0.66%	1,214,596
	GlobeFlex Capital, LP	0.40%	1,207,279
	Mondrian Investment Partners Limited	0.44%	1,482,457
	Walter Scott & Partners Limited	0.55%	978,578

Diversifying Strategies	Analytic Investors, LLC	0.45%	635,884
	Calamos Advisors LLC	0.55%	364,369
	Mellon Capital Management Corporation	0.65%	918,026
	Payden & Rygel (Enhanced Cash)	0.10%	200,940
	Payden & Rygel (Low Duration)	0.10%	219,489
	Shenkman Capital Management, Inc.	0.39%	257,578

Core Bond Index	Mellon Capital Management Corporation	0.02%	222,950

500 Stock Index	Mellon Capital Management Corporation	0.02%	69,966

Broad Market Index	Mellon Capital Management Corporation	0.02%	110,201

Mid/Small Company Index	Mellon Capital Management Corporation	0.04%	98,377

Overseas Equity Index	Mellon Capital Management Corporation	0.07%	126,921

(1)	Terminated as a subadviser May 6, 2010.

(2)	Added as a subadviser May 1, 2010.

G.	Directors’ Considerations of Investment Advisory and Subadvisory Agreements

There were no investment advisory or subadvisory agreements considered by the Board during the period between July 1, 2010 and December 31, 2010.

H.	Householding

Only one copy of this Annual Report may be mailed to households, even if more than one person in a household is a shareholder of record, unless The Vantagepoint Funds have received instructions to the contrary. If you need additional copies of this Annual Report, please contact The Vantagepoint Funds toll free at 800-669-7400 or in

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

writing at 777 North Capitol Street, NE, Suite 600, Washington, D.C. 20002. If you do not want this mailing of this Annual Report to be combined with those for other members of your household, contact The Vantagepoint Funds in writing at 777 North Capitol Street, NE, Suite 600, Washington, D.C. 20002 or toll free at 800-669-7400.

I.	Other Available Information

A description of the Company’s proxy voting policies and procedures and the proxy voting record for the 12-month period ended June 30, 2010 are available without charge, upon request by calling 800-669-7400, on the Company’s website at www.icmarc.org, or by accessing the Securities and Exchange Commission’s website at www.sec.gov.

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; the Company’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Wilshire®, the Wilshire IndexesSM , Wilshire 5000 Total Market IndexSM , and Wilshire 4500 Completion IndexSM are service marks of Wilshire Associates Incorporated (“Wilshire”) and have been licensed for use by The Vantagepoint Funds (the “Funds”), on behalf of the Broad Market Index Fund and the Mid/Small Company Index Fund, respectively. All content of the Wilshire IndexesSM and the aforementioned indexes is ©2010 Wilshire Associates Incorporated, all rights reserved. The Funds are not sponsored, endorsed, sold or promoted by Wilshire, and Wilshire makes no representations or warranties with respect to the Funds. Wilshire has no relationship with The Vantagepoint Funds, other than the licensing of the aforementioned indexes and its service marks for use in connection with these two Funds. Wilshire does not:

•	Sponsor, endorse, sell or promote the Funds.

•	Recommend that any person invest in the Funds or any other securities.

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds.

•	Have any responsibility or liability for the administration, management or marketing of the Funds.

•	Consider the needs of the Funds or their shareholders in determining, composing or calculating the above indexes or have any obligation to do so.

Wilshire shall have no liability in connection with the Funds. Specifically, Wilshire makes no representation or warranty, express or implied, regarding:

•	The results to be obtained by the Funds, their shareholders or any other person in connection with the use of the above indexes and the data included in those indexes;

•	The accuracy or completeness of these indexes and any related data; or

•	The merchantability or the fitness for a particular purpose or use of these indexes and/or its related data.

Wilshire shall not have any liability for any errors, omissions or interruptions in the above indexes or related data. Under no circumstances will Wilshire be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Wilshire knows that they might occur. The licensing agreement between The Vantagepoint Funds, on behalf of the Broad Market Index Fund and the Mid/Small Company Index Fund, and Wilshire is solely for the Funds’ benefit and not for the benefit of Fund shareholders or any other third parties.

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by The Vantagepoint Funds for the Vantagepoint 500 Stock Index Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., and makes no representation regarding the advisability of investing in the Fund.

SCHEDULE OF INVESTMENTS

December 31, 2010

Vantagepoint Money Market Fund	Shares		Value
MUTUAL FUND—99.8%
Short-Term Investments Trust Liquid Assets Portfolio, 0.19%	¥
(Cost $378,329,555)		378,329,555	$378,329,555

TOTAL INVESTMENTS—99.8%
(Cost $378,329,555)			378,329,555
Other assets less liabilities—0.2%			853,708

NET ASSETS—100.0%			$379,183,263

Notes to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2010

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—54.1%
Aerospace & Defense—0.4%
Boeing Co. (The)
1.875%	11/20/2012		$1,280,000	$1,303,364
L-3 Communications Corp.
5.875%	01/15/2015		710,000	726,862

				2,030,226

Beverages—1.8%
Anheuser-Busch InBev Worldwide, Inc.
9.750%	11/17/2015		BRL 2,270,000	1,394,819
2.500%	03/26/2013		6,085,000	6,230,182
Bottling Group LLC
6.950%	03/15/2014		975,000	1,130,668
Dr. Pepper Snapple Group, Inc.
1.700%	12/21/2011		1,060,000	1,069,717

				9,825,386

Biotechnology—0.4%
Celgene Corp.
2.450%	10/15/2015		680,000	661,240
Life Technologies Corp.
3.500%	01/15/2016		1,300,000	1,297,520

				1,958,760

Capital Markets—0.6%
Macquarie Bank Ltd. (Australia)
2.600%	01/20/2012	^	1,230,000	1,253,836
Merrill Lynch & Co., Inc., Series C MTN
6.050%	08/15/2012		550,000	582,620
TD Ameritrade Holding Corp.
4.150%	12/01/2014		1,140,000	1,179,926

				3,016,382

Chemicals—1.7%
Airgas, Inc.
2.850%	10/01/2013		460,000	463,908
Dow Chemical Co. (The)
7.600%	05/15/2014		4,385,000	5,061,417
4.850%	08/15/2012		2,300,000	2,425,557
2.500%	02/15/2016		690,000	664,283
Praxair, Inc.
1.750%	11/15/2012		570,000	577,714

				9,192,879

Commercial Banks—9.2%
Axis Bank Ltd. (India)
4.750%	05/02/2016	^	1,090,000	1,053,233
Banco do Brasil SA (Brazil)
4.500%	01/22/2015	^	1,180,000	1,233,100
Bank of Nova Scotia (Canada)
2.250%	01/22/2013		950,000	967,784
Barclays Bank plc (United Kingdom)
5.450%	09/12/2012		2,000,000	2,144,218
3.900%	04/07/2015		2,590,000	2,673,302
2.700%	03/05/2012	^	1,000,000	1,019,453
BB&T Corp. MTN
3.850%	07/27/2012		4,018,000	4,181,464
BB&T Corp., Series A MTN
3.375%	09/25/2013		700,000	733,550

Coupon Rate	Maturity Date		Face	Value

Capital One Financial Corp.
7.375%	05/23/2014		$1,630,000	$1,856,234
ING Bank NV (Netherlands)
2.625%	02/09/2012	^	1,700,000	1,737,313
KeyCorp MTN
3.750%	08/13/2015		560,000	562,437
M&T Bank Corp.
5.375%	05/24/2012		5,000,000	5,270,550
National Australia Bank Ltd. (Australia)
2.550%	01/13/2012	^	1,665,000	1,696,216
Royal Bank of Scotland plc (The) (United Kingdom)
3.950%	09/21/2015		5,490,000	5,402,583
Santander US Debt SA Unipersonal (Spain)
2.485%	01/18/2013	^	5,200,000	5,034,541
Sparebanken 1 Boligkreditt (Norway)
1.250%	10/25/2013	^†	570,000	566,563
Standard Chartered plc (United Kingdom)
3.850%	04/27/2015	^	3,810,000	3,926,529
Swedbank AB (Sweden)
2.800%	02/10/2012	^	900,000	919,491
Union Bank NA, Bank Note
2.125%	12/16/2013		1,380,000	1,378,580
US Bancorp
4.200%	05/15/2014		1,300,000	1,389,773
US Bancorp MTN
1.375%	09/13/2013		1,000,000	1,000,172
Wells Fargo & Co.
5.300%	08/26/2011		1,240,000	1,278,269
Wells Fargo & Co., Series I MTN
3.750%	10/01/2014		660,000	689,565
Westpac Banking Corp. (Australia)
2.250%	11/19/2012		1,600,000	1,637,808
0.840%	04/08/2013	#^	1,000,000	1,003,133

				49,355,861

Commercial Services & Supplies—0.1%
Corrections Corp. of America
6.250%	03/15/2013		695,000	705,425

Communications Equipment—0.2%
Cisco Systems, Inc.
5.250%	02/22/2011		1,250,000	1,257,894

Computers & Peripherals—1.1%
Hewlett-Packard Co.
4.250%	02/24/2012		730,000	758,825
2.950%	08/15/2012		3,000,000	3,094,326
2.250%	05/27/2011		1,000,000	1,008,747
Seagate Technology HDD Holdings (Cayman Islands)
6.800%	10/01/2016		900,000	909,000

				5,770,898

Consumer Finance—2.6%
American Express Credit Corp.
5.125%	08/25/2014		1,000,000	1,079,082
American Express Credit Corp., Series C
7.300%	08/20/2013		2,177,000	2,454,654
American Honda Finance Corp.
2.375%	03/18/2013	^	470,000	478,156
Banque PSA Finance MTN (France)
3.500%	01/17/2014		EUR 850,000	1,134,590
Caterpillar Financial Services Corp. MTN
5.750%	02/15/2012		900,000	950,161
Ford Motor Credit Co. LLC
7.000%	10/01/2013		560,000	600,751

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
HSBC Finance Corp.
5.900%	06/19/2012		$3,974,000	$4,213,791
John Deere Capital Corp. MTN
2.950%	03/09/2015		1,210,000	1,244,223
John Deere Capital Corp., Series D MTN
0.989%	01/18/2011	#	1,170,000	1,170,395
PACCAR Financial Corp. MTN
0.716%	04/05/2013	#	840,000	840,375

				14,166,178

Diversified Consumer Services—0.1%
Yale University, Series B MTN
2.900%	10/15/2014		570,000	588,440

Diversified Financial Services—8.4%
American Express Travel Related Services Co., Inc.
5.250%	11/21/2011	^	2,691,000	2,777,809
Bank of America Corp.
4.875%	09/15/2012		3,910,000	4,084,233
Bank of America Corp. MTN
4.900%	05/01/2013		550,000	573,750
Bank of America Corp., Series L MTN
7.375%	05/15/2014		2,680,000	2,981,270
Citigroup, Inc.
6.375%	08/12/2014		2,000,000	2,212,204
6.010%	01/15/2015		2,660,000	2,920,715
6.000%	12/13/2013		1,800,000	1,968,255
5.300%	10/17/2012		425,000	450,284
Equifax, Inc.
4.450%	12/01/2014		240,000	252,840
General Electric Capital Corp.
5.900%	05/13/2014		680,000	753,173
1.875%	09/16/2013		300,000	300,357
General Electric Capital Corp. MTN
1.139%	01/15/2013	#	1,000,000	1,003,798
General Electric Capital Corp., Series A MTN
0.562%	09/15/2014	#	6,500,000	6,314,015
General Electric Capital Corp., Series A
3.750%	11/14/2014		1,130,000	1,169,149
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.750%	01/15/2016		920,000	924,600
IPIC Ltd. MTN (Cayman Islands)
3.125%	11/15/2015	^	500,000	489,896
Irish Life & Permanent Group Holdings plc (Ireland)
3.600%	01/14/2013	^	7,400,000	6,641,056
JPMorgan Chase & Co.
5.375%	10/01/2012		400,000	429,385
4.750%	05/01/2013		7,150,000	7,659,280
NASDAQ OMX Group, Inc. (The)
4.000%	01/15/2015		1,040,000	1,059,525

				44,965,594

Diversified Telecommunication Services—4.5%
AT&T, Inc.
6.700%	11/15/2013		5,000,000	5,684,605
4.850%	02/15/2014		600,000	649,315
Cellco Partnership/Verizon Wireless Capital LLC
5.550%	02/01/2014		400,000	441,396
3.750%	05/20/2011		2,250,000	2,277,797
Deutsche Telekom International Finance BV (Netherlands)
5.375%	03/23/2011		1,250,000	1,262,716

Coupon Rate	Maturity Date		Face	Value

Frontier Communications Corp.
6.250%	01/15/2013		$700,000	$742,000
Telecom Italia Capital SA (Luxembourg)
5.250%	10/01/2015		1,986,000	2,035,501
Telefonica Emisiones SAU (Spain)
4.949%	01/15/2015		4,000,000	4,146,504
2.582%	04/26/2013		1,090,000	1,091,486
Verizon Communications, Inc.
4.350%	02/15/2013		1,750,000	1,861,906
Verizon Global Funding Corp.
7.375%	09/01/2012		3,000,000	3,313,551
Windstream Corp.
8.125%	08/01/2013		655,000	723,775

				24,230,552

Electric Utilities—2.7%
Commonwealth Edison Co., Series 105
5.400%	12/15/2011		1,400,000	1,460,560
Consumers Energy Co., Series D
5.375%	04/15/2013		850,000	918,089
Duke Energy Carolinas LLC
6.250%	01/15/2012		1,165,000	1,230,191
Enel Finance International SA (Luxembourg)
3.875%	10/07/2014	^	6,034,000	6,141,260
Georgia Power Co.
1.300%	09/15/2013		1,100,000	1,102,320
Midamerican Energy Holdings Co.
3.150%	07/15/2012		1,000,000	1,030,308
Mirant Americas Generation LLC
8.300%	05/01/2011		810,000	824,175
NextEra Energy Capital Holdings, Inc.
5.625%	09/01/2011		910,000	938,072
Pacific Gas & Electric Co.
4.200%	03/01/2011		1,000,000	1,005,740

				14,650,715

Electronic Equipment, Instruments & Components—0.2%
Agilent Technologies, Inc.
2.500%	07/15/2013		470,000	475,800
Thermo Fisher Scientific, Inc.
2.150%	12/28/2012		640,000	651,321

				1,127,121

Energy Equipment & Services—0.2%
Korea National Oil Corp. (Korea, Republic of)
2.875%	11/09/2015	^	1,160,000	1,116,331

Food & Staples Retailing—0.2%
Safeway, Inc.
5.800%	08/15/2012		1,000,000	1,076,640
Woolworths Ltd. (Australia)
2.550%	09/22/2015	^	220,000	217,525

				1,294,165

Food Products—1.7%
Campbell Soup Co.
6.750%	02/15/2011		800,000	806,169
Corn Products International, Inc.
3.200%	11/01/2015		310,000	311,288
General Mills, Inc.
6.000%	02/15/2012		1,500,000	1,582,059
Kellogg Co.
5.125%	12/03/2012		1,000,000	1,072,228
Kraft Foods, Inc.
6.750%	02/19/2014		2,099,000	2,394,442

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
5.250%	10/01/2013		$340,000	$371,928
2.625%	05/08/2013		340,000	349,861
Wm. Wrigley Jr. Co.
3.700%	06/30/2014	^	2,190,000	2,257,662

				9,145,637

Health Care Equipment & Supplies—0.3%
Covidien International Finance SA (Luxembourg)
1.875%	06/15/2013		880,000	891,069
Stryker Corp.
3.000%	01/15/2015		680,000	695,431

				1,586,500

Health Care Providers & Services—1.9%
Express Scripts, Inc.
5.250%	06/15/2012		1,100,000	1,161,407
UnitedHealth Group, Inc.
4.875%	02/15/2013		3,000,000	3,195,540
WellPoint, Inc.
6.800%	08/01/2012		3,290,000	3,574,371
5.000%	12/15/2014		2,000,000	2,171,848

				10,103,166

Hotels, Restaurants & Leisure—0.1%
Yum! Brands, Inc.
3.875%	11/01/2020		360,000	344,596

Household Durables—0.4%
DR Horton, Inc.
5.375%	06/15/2012		710,000	733,075
Fortune Brands, Inc.
3.000%	06/01/2012		1,170,000	1,187,955

				1,921,030

Industrial Conglomerates—0.2%
3M Co., Series E MTN
4.500%	11/01/2011		1,000,000	1,035,646

Insurance—2.8%
Aflac, Inc.
3.450%	08/15/2015		5,817,000	5,915,953
Allstate Corp. (The)
6.200%	05/16/2014		800,000	905,420
Berkshire Hathaway Finance Corp.
4.000%	04/15/2012		700,000	728,220
Berkshire Hathaway, Inc.
0.716%	02/11/2013	#	1,500,000	1,508,381
Hartford Financial Services Group, Inc.
4.000%	03/30/2015		510,000	511,879
MetLife, Inc.
2.375%	02/06/2014		450,000	452,470
Metropolitan Life Global Funding I
0.689%	07/13/2011	#^	2,100,000	2,102,713
New York Life Global Funding
0.427%	06/16/2011	#^	1,000,000	1,000,823
Prudential Financial, Inc., Series D MTN
5.150%	01/15/2013		1,000,000	1,067,110
3.625%	09/17/2012		1,100,000	1,142,068

				15,335,037

Coupon Rate	Maturity Date		Face	Value

Internet & Catalog Retail—0.1%
eBay, Inc.
0.875%	10/15/2013		$500,000	$495,342

IT Services—0.6%
International Business Machines Corp.
2.100%	05/06/2013		2,170,000	2,223,946
1.000%	08/05/2013		1,100,000	1,096,679

				3,320,625

Life Sciences Tools & Services—0.2%
Howard Hughes Medical Institute
3.450%	09/01/2014		1,100,000	1,162,076

Machinery—0.6%
SPX Corp.
7.625%	12/15/2014		685,000	748,363
Tyco International Finance SA (Luxembourg)
6.000%	11/15/2013		2,100,000	2,331,157

				3,079,520

Media—2.0%
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.750%	10/01/2014		1,060,000	1,130,672
DISH DBS Corp.
6.375%	10/01/2011		680,000	702,100
NBC Universal, Inc.
3.650%	04/30/2015	^	850,000	872,708
Time Warner Cable, Inc.
6.200%	07/01/2013		6,400,000	7,112,192
Time Warner, Inc.
3.150%	07/15/2015		440,000	447,517
Viacom, Inc.
4.375%	09/15/2014		700,000	745,871

				11,011,060

Metals & Mining—2.3%
Alcoa, Inc.
6.000%	07/15/2013		5,525,000	6,083,384
Barrick Gold Financeco LLC (Canada)
6.125%	09/15/2013		2,545,000	2,850,153
Rio Tinto Finance USA Ltd. (Australia)
1.875%	11/02/2015		2,160,000	2,081,188
Steel Dynamics, Inc.
7.375%	11/01/2012		685,000	726,100
Vedanta Resources plc (United Kingdom)
8.750%	01/15/2014	^	450,000	482,625

				12,223,450

Oil, Gas & Consumable Fuels—1.4%
Chevron Corp.
3.450%	03/03/2012		900,000	928,944
ConocoPhillips
4.750%	02/01/2014		600,000	652,226
4.600%	01/15/2015		455,000	496,382
Kinder Morgan, Inc.
6.500%	09/01/2012		515,000	544,612
Newfield Exploration Co.
6.625%	04/15/2016		460,000	474,950
Rockies Express Pipeline LLC
3.900%	04/15/2015	^	680,000	673,238
Shell International Finance BV (Netherlands)
5.625%	06/27/2011		900,000	921,841
1.875%	03/25/2013		620,000	629,693
TransCanada PipeLines Ltd. (Canada)
3.400%	06/01/2015		550,000	572,013

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Valero Energy Corp.
6.875%	04/15/2012		$550,000	$585,481
XTO Energy, Inc.
7.500%	04/15/2012		990,000	1,072,484

				7,551,864

Paper & Forest Products—0.1%
Georgia-Pacific LLC
7.000%	01/15/2015	^	374,000	389,895

Pharmaceuticals—1.1%
Abbott Laboratories
5.600%	05/15/2011		1,150,000	1,172,751
Merck & Co., Inc.
1.875%	06/30/2011		1,000,000	1,008,079
Novartis Capital Corp.
4.125%	02/10/2014		310,000	331,072
1.900%	04/24/2013		860,000	874,217
Pfizer, Inc.
3.625%	06/03/2013		EUR 200,000	277,320
Teva Pharmaceutical Finance III LLC
1.500%	06/15/2012		1,230,000	1,241,753
Wyeth
6.950%	03/15/2011		1,000,000	1,012,937

				5,918,129

Real Estate Investment Trusts (REITs)—0.4%
Health Care REIT, Inc.
6.000%	11/15/2013		810,000	887,421
Simon Property Group LP
4.200%	02/01/2015		210,000	219,787
Vornado Realty LP
4.250%	04/01/2015		1,080,000	1,091,314

				2,198,522

Road & Rail—0.3%
JB Hunt Transport Services, Inc.
3.375%	09/15/2015		850,000	840,518
Union Pacific Corp.
6.125%	01/15/2012		545,000	573,669

				1,414,187

Software—0.6%
Microsoft Corp.
2.950%	06/01/2014		1,400,000	1,458,549
0.875%	09/27/2013		1,110,000	1,104,503
Oracle Corp.
3.750%	07/08/2014		700,000	744,626

				3,307,678

Specialty Retail—0.8%
GameStop Corp./GameStop, Inc.
8.000%	10/01/2012		191,000	196,253
Lowe’s Cos., Inc.
2.125%	04/15/2016		4,000,000	3,916,680

				4,112,933

Tobacco—1.6%
Altria Group, Inc.
8.500%	11/10/2013		5,319,000	6,299,840

Coupon Rate	Maturity Date		Face	Value

Philip Morris International, Inc.
6.875%	03/17/2014		$2,120,000	$2,444,686

				8,744,526

Trading Companies & Distributors—0.0%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.
7.125%	05/20/2016		125,000	130,000

Wireless Telecommunication Services—0.2%
America Movil SAB de CV (Mexico)
3.625%	03/30/2015		300,000	309,969
Sprint Capital Corp.
8.375%	03/15/2012		680,000	722,500

				1,032,469

TOTAL CORPORATE OBLIGATIONS
(Cost $285,169,662)				290,816,695

MORTGAGE-RELATED SECURITIES—5.3%
Commercial Mortgage-Backed Securities—0.2%
Extended Stay America Trust, Series 2010-ESHA, Class A
2.951%	11/05/2027	^	1,188,093	1,169,844

U.S. Government Agency Mortgage-Backed Securities—3.3%
Federal Deposit Insurance Corporation Structured Sale Guaranteed Notes, Series 2010-S1, Class 2A
3.250%	04/25/2038	^	1,709,764	1,736,789
Federal Home Loan Mortgage Corp.
6.000%	11/01/2022		776,019	847,558
Federal National Mortgage Association
3.500%	05/01/2020 - 12/01/2020		2,983,510	3,091,623
2.649%	09/01/2034	#	159,099	164,519
2.642%	09/01/2034	#	226,621	234,542
2.629%	10/01/2034	#	1,859,226	1,938,450
2.431%	10/01/2034	#	296,353	308,120
Government National Mortgage Association, Series 2005-58, Class NJ
4.500%	08/20/2035		1,284,893	1,318,577
National Credit Union Administration Guaranteed Notes, Series 2010-C1, Class A2
2.900%	10/29/2020		1,100,000	1,071,232
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 2A
1.840%	10/07/2020		667,801	663,187
National Credit Union Administration Guaranteed Notes, Series 2010-R2, Class 1A
0.635%	11/06/2017	#	2,317,847	2,317,128
National Credit Union Administration Guaranteed Notes, Series 2010-R3, Class 1A
0.824%	12/08/2020	#	3,960,000	3,955,050

				17,646,775

U.S. Non-Agency Mortgage-Backed Securities—1.8%
Banc of America Mortgage Securities, Inc., Series 2004-L, Class 1A1
3.554%	01/25/2035	#	818,207	722,032
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
2.825%	09/25/2035	#	2,617,610	2,510,747
Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A
3.189%	12/19/2035	#	3,003,996	2,241,538
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2
2.329%	12/25/2034	#	1,789,777	1,716,259

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date			Face	Value

MORTGAGE-RELATED SECURITIES—(Continued)
Provident Funding Mortgage Loan Trust, Series 2004-1, Class 1A1
2.777%	04/25/2034		#	$272,401	$266,719
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 2A1
2.166%	10/19/2034		#	733,553	595,605
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
2.110%	03/25/2044		#	590,006	544,281
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class B1
2.884%	09/25/2034		#	1,826,475	1,035,759

					9,632,940

TOTAL MORTGAGE-RELATED SECURITIES
(Cost $30,292,349)					28,449,559

U.S. TREASURY OBLIGATIONS—10.4%
U.S. Treasury Bills—3.5%
U.S. Treasury Bill
0.241%	11/17/2011			8,000,000	7,983,392
0.215%	09/22/2011			10,800,000	10,783,498

					18,766,890

U.S. Treasury Notes—6.9%
U.S. Treasury Note
2.500%	04/30/2015			548,000	566,624
1.875%	06/30/2015			360,000	361,491
1.750%	04/15/2013			1,600,000	1,637,002
1.375%	03/15/2013 05/15/2013	-		10,300,000	10,451,563
1.125%	06/15/2013			1,000,000	1,008,356
1.000%	07/15/2013			5,200,000	5,226,400
0.625%	06/30/2012			2,500,000	2,507,815
0.500%	11/30/2012 11/15/2013	-	†	15,500,000	15,389,630

					37,148,881

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $55,930,636)					55,915,771

GOVERNMENT RELATED OBLIGATIONS—10.0%
U.S. Government Agencies—4.0%
Federal Farm Credit Bank
1.875%	12/07/2012			1,200,000	1,228,203
1.375%	06/25/2013			3,330,000	3,375,438
Federal Home Loan Mortgage Corp.
1.125%	07/27/2012		†	6,500,000	6,561,087
Federal National Mortgage Association
1.375%	04/28/2011			4,000,000	4,015,696
0.500%	10/30/2012			6,000,000	5,986,842

					21,167,266

U.S. Government Agencies-U.S. Government Guaranteed Bank Debt—0.8%
General Electric Capital Corp., Series G MTN
1.800%	03/11/2011			3,300,000	3,309,818

Coupon Rate	Maturity Date		Face	Value

Western Corporate Federal Credit Union
1.750%	11/02/2012		$980,000	$998,170

				4,307,988

Non-U.S. Government Agencies—0.6%
Export Development Canada (Canada)
3.750%	07/15/2011		1,365,000	1,389,288
2.250%	05/28/2015		520,000	527,066
Kreditanstalt fuer Wiederaufbau (Germany)
3.750%	06/27/2011		1,150,000	1,168,247

				3,084,601

Sovereign Debt—1.7%
Brazilian Government International Bond (Brazil)
10.250%	06/17/2013		400,000	482,000
Colombia Government International Bond (Colombia)
10.000%	01/23/2012		500,000	545,000
Indonesia Government International Bond, Reg S (Indonesia)
10.375%	05/04/2014		900,000	1,122,750
Korea Finance Corp. (Korea, Republic of)
3.250%	09/20/2016		1,660,000	1,589,500
Malaysia Government International Bond (Malaysia)
7.500%	07/15/2011		980,000	1,012,231
Mexico Government International Bond, Series A MTN (Mexico)
6.375%	01/16/2013		1,160,000	1,273,100
Panama Government International Bond (Panama)
9.375%	07/23/2012		500,000	562,500
Qatar Government International Bond (Qatar)
4.000%	01/20/2015	^	500,000	520,000
Republic of Chile (Chile)
5.500%	01/15/2013		1,000,000	1,086,060
Republic of South Africa (South Africa)
7.375%	04/25/2012		1,000,000	1,080,000

				9,273,141

Supranational—0.6%
European Investment Bank MTN
4.750%	04/15/2011		EUR 2,300,000	3,108,097

U.S. Municipal Bonds—1.2%
California General Obligation Bonds (California)
5.450%	04/01/2015		3,635,000	3,799,447
5.250%	04/01/2014		1,200,000	1,257,708
Kentucky Asset Liability Commission Revenue Bonds (Kentucky)
3.165%	04/01/2018		1,100,000	1,057,342
University of California Revenue Bonds (California)
1.988%	05/15/2050	#	460,000	457,797

				6,572,294

Non-U.S. Regional Authority Bonds—1.1%
Caisse Centrale Desjardins du Quebec (Canada)
1.700%	09/16/2013	^	1,100,000	1,099,413
Nederlandse Waterschapsbank NV MTN (Netherlands)
4.625%	07/25/2011		EUR 1,500,000	2,046,764
Province of Ontario (Canada)
2.750%	02/22/2011		1,225,000	1,228,791
Province of Quebec, Series PJ (Canada)
6.125%	01/22/2011		1,700,000	1,705,487

				6,080,455

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $53,669,013)				53,593,842

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value

ASSET-BACKED SECURITIES—14.9%
Automobile—6.5%
Bank of America Auto Trust Series 2008-1A, Class A4
5.730%	01/20/2013	^	$2,630,000	$2,720,417
Capital Auto Receivables Asset Trust Series 2007-1, Class A4B
0.300%	04/16/2012	#	445,458	445,264
Capital Auto Receivables Asset Trust Series 2007-4A, Class A4
5.300%	05/15/2014		914,394	938,306
Capital Auto Receivables Asset Trust Series 2008-1, Class A4B
1.610%	07/15/2014	#	3,380,000	3,414,667
Capital Auto Receivables Asset Trust Series 2008-2, Class A3A
4.680%	10/15/2012		860,215	874,713
CarMax Auto Owner Trust Series 2007-1, Class B
5.340%	10/15/2012		3,000,000	3,035,376
Daimler Chrysler Auto Trust Series 2007-A, Class A4
5.280%	03/08/2013		1,723,325	1,765,586
Daimler Chrysler Auto Trust Series 2008-B, Class A4A
5.320%	11/10/2014		2,000,000	2,077,825
Daimler Chrysler Auto Trust Series 2008-A, Class A3A
3.700%	06/08/2012		251,652	252,568
Daimler Chrysler Auto Trust Series 2006-C, Class A4
4.980%	11/08/2011		173,608	173,753
Ford Credit Auto Owner Trust Series 2009-D, Class A2
1.210%	01/15/2012		72,273	72,293
Ford Credit Auto Owner Trust Series 2009-A, Class A4
6.070%	05/15/2014		1,600,000	1,728,953
Ford Credit Auto Owner Trust Series 2007-B, Class A4A
5.240%	07/15/2012		5,400,000	5,504,272
Harley-Davidson Motorcycle Trust Series 2009-3, Class A4
2.540%	04/15/2017		2,000,000	2,044,360
Harley-Davidson Motorcycle Trust Series 2007-2, Class A4
5.120%	08/15/2013		1,786,351	1,833,886
Honda Auto Receivables Owner Trust Series 2009-2, Class A3
2.790%	01/15/2013		5,477,127	5,539,096
Hyundai Capital Auto Funding Ltd. (Cayman Islands) Series 2010-8A, Class A
1.261%	09/20/2016	#^	2,200,000	2,171,620
Nissan Auto Lease Trust Series 2009-B, Class A2
1.220%	09/15/2011		236,435	236,588
USAA Auto Owner Trust Series 2008-2, Class A3
4.640%	10/15/2012		262,716	265,173

				35,094,716

Coupon Rate	Maturity Date		Face	Value

Credit Card—8.4%
American Express Credit Account Master Trust Series 2008-5, Class A
1.060%	03/15/2016	#	$4,550,000	$4,617,335
American Express Credit Account Master Trust Series 2005-4, Class A
0.330%	01/15/2015	#	1,268,000	1,265,967
BA Credit Card Trust Series 2006-A15, Class A15
0.260%	04/15/2014	#	4,200,000	4,193,313
Capital One Multi-Asset Execution Trust Series 2008-A5, Class A5
4.850%	02/18/2014		5,550,000	5,619,422
Capital One Multi-Asset Execution Trust Series 2005-A10, Class A
0.340%	09/15/2015	#	2,095,000	2,081,769
Chase Issuance Trust Series 2007-A17, Class A
5.120%	10/15/2014		5,050,000	5,425,749
Chase Issuance Trust Series 2007-A9, Class A9
0.290%	06/16/2014	#	1,250,000	1,246,353
Citibank Credit Card Issuance Trust Series 2009-A5, Class A5
2.250%	12/23/2014		4,230,000	4,326,254
Citibank Credit Card Issuance Trust Series 2009-A2, Class A2
1.810%	05/15/2014	#	2,211,000	2,250,378
Discover Card Master Trust Series 2009-A2, Class A
1.560%	02/17/2015	#	2,000,000	2,030,717
Discover Card Master Trust Series 2008-A3, Class A3
5.100%	10/15/2013		5,255,000	5,324,929
GE Capital Credit Card Master Note Trust Series 2010-3, Class A
2.210%	06/15/2016		5,000,000	5,087,164
GE Capital Credit Card Master Note Trust Series 2007-4, Class A
0.310%	06/15/2015	#	1,886,000	1,876,298

				45,345,648

TOTAL ASSET-BACKED SECURITIES
(Cost $79,338,929)				80,440,364

			Shares	Value
CASH EQUIVALENTS—7.1%
Institutional Money Market Funds—7.1%
Dreyfus Institutional Cash Advantage Fund, 0.18%		¥††	2,200,000	2,200,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.25%		¥††	24,799,200	24,799,200
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.25%		¥††	2,451,617	2,451,617

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Low Duration Bond Fund		Shares	Value

CASH EQUIVALENTS—(Continued)
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.23%	¥††	2,200,000	$2,200,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.19%	¥††	2,200,000	2,200,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.21%	¥††	2,200,000	2,200,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.20%	¥††	2,200,000	2,200,000

TOTAL CASH EQUIVALENTS
(Cost $38,250,817)			38,250,817

TOTAL INVESTMENTS—101.8%
(Cost $542,651,406)			547,467,048
Other assets less liabilities—(1.8%)			(9,757,878)

NET ASSETS—100.0%			$537,709,170

Notes to the Schedule of Investments:

BRL	Brazilian Real
EUR	European Monetary Unit
MTN	Medium Term Note
Reg S	Security purchased outside the United States and is not registered under the Securities Act of 1933. This security may be resold in the United States only if the offer and sale are made pursuant to such registration or are exempt from registration.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities amounted to $54,503,188, which represents 10.1% of Net Assets.
†	Denotes all or a portion of the security on loan.
#	Rate is subject to change. Rate shown reflects current rate.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2010

Vantagepoint Inflation Protected Securities Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—3.4%
Capital Markets—0.9%
Bear Stearns Cos. LLC (The), Series CPI MTN
2.940%	03/10/2014	#	$380,000	$385,198
Morgan Stanley MTN
2.786%	05/14/2013	#	4,000,000	4,147,956

				4,533,154

Commercial Banks—0.7%
American Express Bank FSB, Bank Note
0.412%	06/12/2012	#†	800,000	796,342
0.391%	05/29/2012	#†	400,000	398,384
Royal Bank of Scotland plc (The) (United Kingdom)
4.875%	03/16/2015		600,000	614,333
UBS AG MTN (Switzerland)
1.384%	02/23/2012	#	1,500,000	1,513,166

				3,322,225

Consumer Finance—0.3%
American Express Credit Corp., Series C MTN
0.381%	02/24/2012	#	500,000	498,553
SLM Corp. MTN
5.050%	11/14/2014		500,000	478,253
2.764%	04/01/2014	#	465,000	419,491
SLM Corp., Series CPI MTN
3.394%	03/15/2013	#	120,000	112,429

				1,508,726

Diversified Financial Services—0.9%
Bank of America Corp., Series K MTN
0.632%	09/15/2014	#	2,000,000	1,921,054

Citigroup, Inc.
2.286%	08/13/2013	#	700,000	712,373
National Rural Utilities Cooperative Finance Corp.
1.125%	11/01/2013		2,000,000	1,978,246

				4,611,673

Energy Equipment & Services—0.1%
Transocean, Inc. (Cayman Islands)
4.950%	11/15/2015		500,000	517,287

Oil, Gas & Consumable Fuels—0.2%
EOG Resources, Inc.
1.034%	02/03/2014	#	1,100,000	1,101,966

Thrifts & Mortgage Finance—0.3%
Countrywide Financial Corp. MTN
5.800%	06/07/2012		1,300,000	1,368,195

TOTAL CORPORATE OBLIGATIONS
(Cost $16,652,109)				16,963,226

U.S. TREASURY OBLIGATIONS—89.2%
U.S. Treasury Bills—1.9%
U.S. Treasury Bill
0.036%	01/13/2011		9,500,000	9,499,877

U.S. Treasury Bonds—1.0%
U.S. Treasury Bond
5.250%	02/15/2029		3,535,000	4,054,755
4.375%	05/15/2040		525,000	527,623

Coupon Rate	Maturity Date			Face	Value

3.875%	08/15/2040		†	$310,000	$285,587

					4,867,965

U.S. Treasury Inflation Protected Securities Bonds—32.5%
U.S. Treasury Bond
3.875%	04/15/2029			15,160,000	27,113,147
3.625%	04/15/2028			11,080,000	19,387,528
3.375%	04/15/2032		†	604,100	964,346
2.500%	01/15/2029			12,425,000	14,401,412
2.375%	01/15/2025 01/15/2027	-		32,917,400	41,915,569
2.125%	02/15/2040			19,653,700	21,127,450
2.000%	01/15/2026			17,070,000	20,019,550
1.750%	01/15/2028			14,290,000	15,223,840

					160,152,842

U.S. Treasury Inflation Protected Securities Notes—53.5%
U.S. Treasury Note
3.375%	01/15/2012			18,800,000	24,222,095
3.000%	07/15/2012			3,538,300	4,575,044
2.625%	07/15/2017			23,980,000	28,830,337
2.500%	07/15/2016			24,295,000	29,563,154
2.375%	01/15/2017			20,485,300	24,785,754
2.125%	01/15/2019			2,492,600	2,813,312
2.000%	07/15/2014		‡‡	7,093,500	8,905,033
2.000%	04/15/2012 01/15/2016	-		22,197,600	27,091,345
1.875%	07/15/2013 07/15/2019	-		26,743,600	32,657,271
1.625%	01/15/2015 01/15/2018	-		13,625,000	16,382,181
1.375%	07/15/2018 01/15/2020	-		13,964,800	14,745,594
1.250%	04/15/2014			2,955,000	3,214,379
1.250%	07/15/2020		†	19,757,300	20,315,555
0.625%	04/15/2013			320,000	341,390
0.500%	04/15/2015			23,856,700	24,640,967

					263,083,411

U.S. Treasury Notes—0.3%
U.S. Treasury Note
2.625%	11/15/2020		†	1,325,000	1,250,055

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $425,239,180)					438,854,150

GOVERNMENT RELATED OBLIGATIONS—0.6%
U.S. Government Agencies—0.3%
Israel Government AID Bond (Israel)
5.500%	09/18/2023			500,000	575,281
Tennessee Valley Authority
5.250%	09/15/2039			900,000	955,103

					1,530,384

Non-U.S. Government Agencies—0.2%
Export-Import Bank of Korea (Korea, Republic of)
4.000%	01/29/2021			1,200,000	1,125,588

Supranational—0.1%
International Bank for Reconstruction & Development, Series CPI
1.601%	12/10/2013		#	275,000	281,041

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $2,893,095)					2,937,013

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Inflation Protected Securities Fund

Coupon Rate	Maturity Date		Face	Value

ASSET-BACKED SECURITIES—0.6%
Home Equity—0.1%
Argent Securities, Inc. Series 2005-W2, Class A2B1
0.461%	10/25/2035	#	$348,563	$295,787
First Franklin Mortgage Loan Asset Backed Certificates Series 2006-FF15, Class A3
0.311%	11/25/2036	#	72,186	71,582
Saxon Asset Securities Trust Series 2003-1, Class AF7
4.034%	06/25/2033		152,679	140,967

				508,336

Student Loan—0.5%
South Carolina Student Loan Corp. Series 2010-1, Class A1
0.722%	01/25/2021		2,300,000	2,296,504

TOTAL ASSET-BACKED SECURITIES
(Cost $2,832,531)				2,804,840

			Notional	Value
PURCHASED OPTIONS—0.0%
Put—U.S. 1 Year Note Futures Swaption, Expires 11/19/2012, Strike $2.00
(Cost $8,245)			3,400,000	22,044

			Shares	Value
CASH EQUIVALENTS—6.6%
Institutional Money Market Funds—6.6%
Dreyfus Institutional Cash Advantage Fund, 0.18%		¥††	960,000	960,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.25%			¥26,783,593	26,783,593
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.25%		¥††	1,048,900	1,048,900
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.23%		¥††	960,000	960,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.19%		¥††	960,000	960,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.21%		¥††	960,000	960,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.20%		¥††	960,000	960,000

Value

TOTAL CASH EQUIVALENTS
(Cost $32,632,493)	$32,632,493

TOTAL INVESTMENTS—100.4%
(Cost $480,257,653)	494,213,766
Other assets less liabilities—(0.4%)	(2,212,121)

NET ASSETS—100.0%	$492,001,645

Notes to the Schedule of Investments:

MTN	Medium Term Note
#	Rate is subject to change. Rate shown reflects current rate.
†	Denotes all or a portion of the security on loan.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2010

Vantagepoint Equity Income Fund		Shares	Value

COMMON STOCKS—96.2%
Aerospace & Defense—2.5%
Boeing Co. (The)		83,300	$5,436,158
Honeywell International, Inc.		401,100	21,322,476
ITT Corp.		92,900	4,841,019
L-3 Communications Holdings, Inc.		60,200	4,243,498
Lockheed Martin Corp.	†	45,600	3,187,896
Raytheon Co.		187,900	8,707,286

			47,738,333

Air Freight & Logistics—1.2%
FedEx Corp.		168,600	15,681,486
United Parcel Service, Inc., Class B		91,400	6,633,812

			22,315,298

Automobiles—0.3%
General Motors Co.	*	58,500	2,156,310
Harley-Davidson, Inc.		83,600	2,898,412

			5,054,722

Biotechnology—0.2%
Amgen, Inc.	*	55,900	3,068,910

Building Products—0.3%
Masco Corp.	†	257,400	3,258,684
USG Corp.	*†	92,900	1,563,507

			4,822,191

Capital Markets—3.1%
Bank of New York Mellon Corp. (The)		1,212,200	36,608,440
Legg Mason, Inc.		163,400	5,926,518
Morgan Stanley		75,500	2,054,355
State Street Corp.		278,000	12,882,520

			57,471,833

Chemicals—1.7%
E.I. Du Pont de Nemours & Co.		383,246	19,116,310
International Flavors & Fragrances, Inc.		93,500	5,197,665
Monsanto Co.		101,600	7,075,424

			31,389,399

Commercial Banks—2.8%
KeyCorp		292,800	2,591,280
Marshall & Ilsley Corp.		172,200	1,191,624
PNC Financial Services Group, Inc.		182,800	11,099,616
Regions Financial Corp.		328,100	2,296,700
SunTrust Banks, Inc.		160,700	4,742,257
U.S. Bancorp		358,000	9,655,260
Wells Fargo & Co.		684,800	21,221,952

			52,798,689

Commercial Services & Supplies—0.5%
Avery Dennison Corp.		96,500	4,085,810
Pitney Bowes, Inc.	†	202,600	4,898,868

			8,984,678

Communications Equipment—0.2%
Cisco Systems, Inc.	*	175,300	3,546,319

		Shares	Value

Computers & Peripherals—3.6%
Dell, Inc.	*	3,701,600	$50,156,680
Hewlett-Packard Co.		400,100	16,844,210

			67,000,890

Construction Materials—2.3%
Cemex SAB de CV ADR (Mexico)	*†	2,225,518	23,835,298
Martin Marietta Materials, Inc.	†	147,000	13,559,280
Vulcan Materials Co.	†	112,900	5,008,244

			42,402,822

Consumer Finance—2.7%
American Express Co.		624,800	26,816,416
Capital One Financial Corp.		294,400	12,529,664
SLM Corp.	*	927,200	11,673,448

			51,019,528

Distributors—0.2%
Genuine Parts Co.		61,852	3,175,482

Diversified Consumer Services—0.0%
H&R Block, Inc.	†	82,500	982,575

Diversified Financial Services—4.1%
Bank of America Corp.		1,787,406	23,843,996
Citigroup, Inc.	*	3,882,000	18,361,860
JPMorgan Chase & Co.		727,400	30,856,308
NYSE Euronext		107,300	3,216,854

			76,279,018

Diversified Telecommunication Services—5.1%
AT&T, Inc.		805,742	23,672,700
Level 3 Communications, Inc.	*†	16,464,000	16,134,720
Qwest Communications International, Inc.		691,500	5,262,315
tw telecom inc.	*†	1,783,991	30,417,047
Verizon Communications, Inc.		543,541	19,447,897

			94,934,679

Electric Utilities—2.1%
Duke Energy Corp.		209,800	3,736,538
Entergy Corp.		229,600	16,262,568
Exelon Corp.		158,700	6,608,268
FirstEnergy Corp.	†	70,600	2,613,612
Pinnacle West Capital Corp.		71,500	2,963,675
PPL Corp.		117,800	3,100,496
Progress Energy, Inc.		97,400	4,234,952

			39,520,109

Electrical Equipment—1.1%
Cooper Industries plc		78,500	4,575,765
Emerson Electric Co.	†	265,200	15,161,484

			19,737,249

Energy Equipment & Services—0.6%
Baker Hughes, Inc.		46,500	2,658,405
Schlumberger Ltd.		105,100	8,775,850

			11,434,255

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Equity Income Fund		Shares	Value
COMMON STOCKS—(Continued)

Food & Staples Retailing—0.9%
Walgreen Co.		455,300	$17,738,488

Food Products—2.1%
Archer-Daniels-Midland Co.		60,900	1,831,872
Campbell Soup Co.	†	702,400	24,408,400
ConAgra Foods, Inc.		99,000	2,235,420
Hershey Co. (The)	†	173,700	8,189,955
McCormick & Co., Inc.	†	56,900	2,647,557

			39,313,204

Health Care Equipment & Supplies—1.0%
Baxter International, Inc.		182,500	9,238,150
Beckman Coulter, Inc.		36,400	2,738,372
Medtronic, Inc.		175,600	6,513,004

			18,489,526

Health Care Providers & Services—1.2%
UnitedHealth Group, Inc.		312,500	11,284,375
WellPoint, Inc.	*	214,100	12,173,726

			23,458,101

Hotels, Restaurants & Leisure—2.7%
Carnival Corp.		322,100	14,852,031
Marriott International, Inc., Class A	†	122,788	5,100,614
MGM Resorts International	*†	80,400	1,193,940
Yum! Brands, Inc.		583,000	28,596,150

			49,742,735

Household Durables—1.9%
D.R. Horton, Inc.		73,300	874,469
Fortune Brands, Inc.		142,800	8,603,700
Stanley Black & Decker, Inc.		278,500	18,623,295
Whirlpool Corp.	†	79,500	7,061,985

			35,163,449

Household Products—0.3%
Clorox Co.		7,600	480,928
Kimberly-Clark Corp.		91,959	5,797,095

			6,278,023

Independent Power Producers & Energy Traders—0.2%
Constellation Energy Group, Inc.		105,000	3,216,150
NRG Energy, Inc.	*	58,300	1,139,182

			4,355,332

Industrial Conglomerates—2.7%
3M Co.		176,600	15,240,580
General Electric Co.		1,195,500	21,865,695
Koninklijke Philips Electronics NV NYRS (Netherlands)		425,000	13,047,500

			50,153,775

Insurance—8.9%
Allstate Corp. (The)		389,100	12,404,508
AON Corp.		721,141	33,179,698
Chubb Corp.		45,500	2,713,620

		Shares	Value

Fairfax Financial Holdings Ltd. (Canada)	†	93,600	$38,334,816
Lincoln National Corp.	†	152,890	4,251,871
Loews Corp.		731,000	28,443,210
Marsh & McLennan Cos., Inc.		233,900	6,394,826
Sun Life Financial, Inc. (Canada)		125,600	3,780,560
Travelers Cos., Inc. (The)		661,161	36,833,279

			166,336,388

Internet & Catalog Retail—1.2%
Liberty Media Corp.—Interactive, Series A	*	1,462,500	23,063,625

Internet Software & Services—0.2%
eBay, Inc.	*	115,400	3,211,582

IT Services—1.1%
Computer Sciences Corp.		100,200	4,969,920
International Business Machines Corp.		104,800	15,380,448

			20,350,368

Leisure Equipment & Products—0.3%
Mattel, Inc.		216,800	5,513,224

Machinery—2.1%
Dover Corp.		180,700	10,561,915
Eaton Corp.		27,800	2,821,978
Illinois Tool Works, Inc.		485,000	25,899,000

			39,282,893

Media—7.3%
Cablevision Systems Corp., Class A		146,000	4,940,640
Comcast Corp., Class A		148,100	3,253,757
DIRECTV, Class A	*	1,045,276	41,737,871
Madison Square Garden, Inc., Class A	*	41,700	1,075,026
McGraw-Hill Cos., Inc. (The)		173,200	6,306,212
New York Times Co. (The), Class A	*†	214,200	2,099,160
News Corp., Class A	†	2,101,000	30,590,560
Time Warner, Inc.		251,933	8,104,684
Walt Disney Co. (The)		974,000	36,534,740
WPP plc (Ireland)		162,700	2,011,403

			136,654,053

Metals & Mining—0.3%
Nucor Corp.		150,600	6,599,292

Multiline Retail—0.1%
Macy’s, Inc.		106,300	2,689,390

Multi-Utilities—1.5%
CenterPoint Energy, Inc.		100,800	1,584,576
Dominion Resources, Inc.		267,000	11,406,240
NiSource, Inc.	†	315,200	5,553,824
PG&E Corp.		77,500	3,707,600
TECO Energy, Inc.		72,800	1,295,840

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Equity Income Fund		Shares	Value

COMMON STOCKS—(Continued)
Xcel Energy, Inc.		179,900	$4,236,645

			27,784,725

Oil, Gas & Consumable Fuels—12.6%
Anadarko Petroleum Corp.		95,900	7,303,744
BP plc ADR (United Kingdom)		291,898	12,893,135
Chesapeake Energy Corp.		1,900,000	49,229,000
Chevron Corp.		181,358	16,548,917
ConocoPhillips		337,300	22,970,130
Exxon Mobil Corp.		187,360	13,699,763
Marathon Oil Corp.		507,000	18,774,210
Murphy Oil Corp.		128,500	9,579,675
Occidental Petroleum Corp.		220,400	21,621,240
Pioneer Natural Resources Co.		402,000	34,901,640
Royal Dutch Shell plc, Class A ADR (Netherlands)		179,781	12,005,775
Spectra Energy Corp. †		459,312	11,478,207
Sunoco, Inc.		93,800	3,781,078

			234,786,514

Paper & Forest Products—0.5%
International Paper Co.		262,000	7,136,880
MeadWestvaco Corp.		123,500	3,230,760

			10,367,640

Pharmaceuticals—3.7%
Bristol-Myers Squibb Co.		699,700	18,528,056
Eli Lilly & Co.		109,000	3,819,360
Johnson & Johnson		331,400	20,497,090
Merck & Co., Inc.		165,100	5,950,204
Pfizer, Inc.		1,147,387	20,090,746

			68,885,456

Real Estate Investment Trusts (REITs)—0.1%
Weyerhaeuser Co. REIT		108,037	2,045,140

Semiconductors & Semiconductor Equipment—2.3%
Analog Devices, Inc.		159,300	6,000,831
Applied Materials, Inc.		811,600	11,402,980
Intel Corp.		549,300	11,551,779
Texas Instruments, Inc.		408,200	13,266,500

			42,222,090

Software—2.7%
Electronic Arts, Inc. *		116,200	1,903,356
Microsoft Corp.		895,100	24,991,192
Symantec Corp. *		1,387,000	23,218,380

			50,112,928

Specialty Retail—1.6%
Bed Bath & Beyond, Inc. *	†	118,300	5,814,445
Home Depot, Inc.		601,500	21,088,590
Tiffany & Co. †		47,700	2,970,279

			29,873,314

Tobacco—1.6%
Altria Group, Inc.		243,300	5,990,046
Imperial Tobacco Group plc ADR (United Kingdom)		189,700	11,713,975

		Shares	Value

Philip Morris International, Inc.		197,300	$11,547,969

			29,251,990

Wireless Telecommunication Services—0.5%
Vodafone Group plc (United Kingdom)		946,300	2,484,186
Vodafone Group plc ADR (United Kingdom)		278,900	7,371,327

			9,855,513

TOTAL COMMON STOCKS
(Cost $1,604,312,596)			1,797,255,737

CONVERTIBLE PREFERRED STOCKS—0.2%
Automobiles—0.2%
General Motors Co., Series B 4.750%	*
(Cost $3,323,568)		65,500	3,544,205

CASH EQUIVALENTS—8.1%
Institutional Money Market Funds—8.1%
Dreyfus Institutional Cash Advantage Fund, 0.18%	¥††	13,000,000	13,000,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.25%		¥67,117,196	67,117,196
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.25%	¥††	18,642,367	18,642,367
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.23%	¥††	13,000,000	13,000,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.19%	¥††	13,000,000	13,000,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.21%	¥††	13,000,000	13,000,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.20%	¥††	13,000,000	13,000,000

TOTAL CASH EQUIVALENTS
(Cost $150,759,563)			150,759,563

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Equity Income Fund	Value

TOTAL INVESTMENTS—104.5%
(Cost $1,758,395,727)	$1,951,559,505
Other assets less liabilities—(4.5%)	(84,054,337)

NET ASSETS—100.0%	$1,867,505,168

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
††	Represents reinvestment of collateral received in conjunction with securities lending
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2010

Vantagepoint Growth & Income Fund		Shares	Value

COMMON STOCKS—96.2%
Aerospace & Defense—1.1%
European Aeronautic Defence and Space Co. NV ADR (Netherlands)	*	232,300	$5,447,435
Honeywell International, Inc.		22,100	1,174,836
Precision Castparts Corp.		29,800	4,148,458
United Technologies Corp.		33,500	2,637,120

			13,407,849

Air Freight & Logistics—2.0%
Expeditors International of Washington, Inc.		55,200	3,013,920
FedEx Corp.		29,000	2,697,290
United Parcel Service, Inc., Class B		254,500	18,471,610

			24,182,820

Auto Components—0.1%
Johnson Controls, Inc.		44,800	1,711,360

Automobiles—0.5%
General Motors Co.	*	173,800	6,406,268

Beverages—1.6%
Anheuser-Busch InBev NV (Belgium)		4,000	228,555
Coca-Cola Co. (The)		200	13,154
Diageo plc ADR (United Kingdom)		161,175	11,980,138
Molson Coors Brewing Co., Class B		120,600	6,052,914
PepsiCo, Inc.		12,600	823,158

			19,097,919

Biotechnology—0.8%
Amgen, Inc.	*	108,500	5,956,650
Celgene Corp.	*	65,000	3,844,100
Vertex Pharmaceuticals, Inc.	*†	7,500	262,725

			10,063,475

Capital Markets—5.7%
Ameriprise Financial, Inc.		35,600	2,048,780
Bank of New York Mellon Corp. (The)		845,493	25,533,889
BlackRock, Inc.		34,000	6,479,720
Charles Schwab Corp. (The)		31,300	535,543
Credit Suisse Group AG (Registered) (Switzerland)		6,325	254,739
Credit Suisse Group AG ADR (Switzerland)		166,800	6,740,388
Franklin Resources, Inc.		55,600	6,183,276
Goldman Sachs Group, Inc. (The)		56,100	9,433,776
Invesco Ltd.		408,600	9,830,916
Northern Trust Corp.	†	24,300	1,346,463
State Street Corp.		21,600	1,000,944
TD Ameritrade Holding Corp.		10,100	191,799

			69,580,233

		Shares	Value

Chemicals—3.5%
Air Products & Chemicals, Inc.		12,600	$1,145,970
Dow Chemical Co. (The)		260,000	8,876,400
Monsanto Co.		261,350	18,200,414
Mosaic Co. (The)		114,000	8,705,040
Praxair, Inc.		59,600	5,690,012
Sherwin-Williams Co. (The)		300	25,125

			42,642,961

Commercial Banks—3.0%
PNC Financial Services Group, Inc.		188,500	11,445,720
U.S. Bancorp		75,300	2,030,841
Wells Fargo & Co.		752,700	23,326,173

			36,802,734

Commercial Services & Supplies—1.2%
Cintas Corp.	†	519,000	14,511,240

Communications Equipment—1.4%
Cisco Systems, Inc.	*	334,300	6,762,889
Juniper Networks, Inc.	*†	126,200	4,659,304
QUALCOMM, Inc.		114,400	5,661,656

			17,083,849

Computers & Peripherals—2.4%
Apple, Inc.	*	67,200	21,676,032
EMC Corp.	*	96,800	2,216,720
Hewlett-Packard Co.		123,200	5,186,720
NetApp, Inc.	*†	13,900	763,944

			29,843,416

Consumer Finance—1.2%
American Express Co.		348,600	14,961,912

Containers & Packaging—0.4%
Rexam plc ADR (United Kingdom)		205,300	5,298,793

Diversified Financial Services—3.0%
Bank of America Corp.		803,500	10,718,690
CME Group, Inc.		500	160,875
IntercontinentalExchange, Inc.	*	21,800	2,597,470
JPMorgan Chase & Co.		532,308	22,580,505
NYSE Euronext		23,900	716,522

			36,774,062

Diversified Telecommunication Services—0.9%
AT&T, Inc.		386,706	11,361,422

Electric Utilities—0.9%
Edison International		138,700	5,353,820
Entergy Corp.		77,300	5,475,159

			10,828,979

Electrical Equipment—0.5%
Emerson Electric Co.		60,500	3,458,785
Rockwell Automation, Inc.	†	28,600	2,050,906
Roper Industries, Inc.		2,200	168,146

			5,677,837

Electronic Equipment, Instruments & Components—1.3%
Corning, Inc.		78,000	1,506,960

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Growth & Income Fund		Shares	Value

COMMON STOCKS—(Continued)
Tyco Electronics Ltd. (Switzerland)		396,450	$14,034,330

			15,541,290

Energy Equipment & Services—3.5%
Baker Hughes, Inc.		121,700	6,957,589
Cameron International Corp.	*	50,200	2,546,646
FMC Technologies, Inc.	*	28,000	2,489,480
Halliburton Co.		23,900	975,837
McDermott International, Inc.	*	25,900	535,871
National Oilwell Varco, Inc.		3,800	255,550
Noble Corp. (Switzerland)		144,300	5,161,611
Schlumberger Ltd.		233,100	19,463,850
Weatherford International Ltd. (Switzerland)	*	222,500	5,073,000

			43,459,434

Food & Staples Retailing—3.9%
Costco Wholesale Corp.		5,900	426,039
CVS Caremark Corp.		176,200	6,126,474
Sysco Corp.		769,125	22,612,275
Wal-Mart Stores, Inc.		342,575	18,475,070
Whole Foods Market, Inc.	*†	1,000	50,590

			47,690,448

Food Products—2.5%
Archer-Daniels-Midland Co.		162,400	4,884,992
General Mills, Inc.		137,800	4,904,302
Nestle SA ADR (Switzerland)		354,125	20,829,633

			30,618,927

Health Care Equipment & Supplies—3.6%
Baxter International, Inc.		122,600	6,206,012
Covidien plc (Ireland)		282,700	12,908,082
DENTSPLY International, Inc.		515,275	17,606,947
Edwards Lifesciences Corp.	*†	6,300	509,292
Intuitive Surgical, Inc.	*	100	25,775
St. Jude Medical, Inc.	*	13,100	560,025
Stryker Corp.		38,200	2,051,340
Zimmer Holdings, Inc.	*	86,600	4,648,688

			44,516,161

Health Care Providers & Services—2.6%
AmerisourceBergen Corp.		463,575	15,817,179
Cardinal Health, Inc.		18,400	704,904
Express Scripts, Inc.	*†	105,400	5,696,870
McKesson Corp.		51,800	3,645,684
Medco Health Solutions, Inc.	*†	1,000	61,270
UnitedHealth Group, Inc.		159,800	5,770,378

			31,696,285

Health Care Technology—0.0%
Cerner Corp.	*†	3,500	331,590

		Shares	Value

Hotels, Restaurants & Leisure—1.8%
Carnival Corp.		81,600	$3,762,576
Las Vegas Sands Corp.	*†	48,600	2,233,170
Marriott International, Inc., Class A		105,671	4,389,573
McDonald’s Corp.		35,300	2,709,628
Starbucks Corp.		155,800	5,005,854
Starwood Hotels & Resorts Worldwide, Inc.		43,700	2,656,086
Wynn Resorts Ltd.		7,500	778,800

			21,535,687

Household Durables—0.6%
Stanley Black & Decker, Inc.		113,100	7,562,997

Household Products—1.3%
Kimberly-Clark Corp.		221,000	13,931,840
Procter & Gamble Co. (The)		31,875	2,050,519

			15,982,359

Industrial Conglomerates—6.1%
3M Co.		331,350	28,595,505
General Electric Co.		811,800	14,847,822
Textron, Inc.	†	238,700	5,642,868
Tyco International Ltd. (Switzerland)		618,200	25,618,208

			74,704,403

Insurance—3.2%
ACE Ltd. (Switzerland)		62,700	3,903,075
Berkshire Hathaway, Inc., Class B	*	235,500	18,865,905
Marsh & McLennan Cos., Inc.		188,700	5,159,058
Principal Financial Group, Inc.		177,700	5,785,912
Prudential Financial, Inc.		14,300	839,553
Unum Group		172,600	4,180,372
Willis Group Holdings plc (United Kingdom)		28,250	978,297

			39,712,172

Internet & Catalog Retail—1.5%
Amazon.com, Inc.	*	77,100	13,878,000
Liberty Media Corp.—Interactive, Series A	*	121,800	1,920,786
priceline.com, Inc.	*	6,700	2,676,985

			18,475,771

Internet Software & Services—2.4%
Akamai Technologies, Inc.	*	15,300	719,865
Baidu, Inc. ADR (China)	*	40,900	3,948,077
eBay, Inc.	*	219,900	6,119,817
Google, Inc., Class A	*	26,700	15,858,999
Tencent Holdings Ltd. (China)		144,800	3,143,527

			29,790,285

IT Services—4.3%
Accenture plc, Class A (Ireland)		461,075	22,357,527

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Growth & Income Fund		Shares	Value

COMMON STOCKS—(Continued)
Automatic Data Processing, Inc.		388,425	$17,976,309
Fiserv, Inc.	*	27,600	1,616,256
International Business Machines Corp.		7,600	1,115,376
Mastercard, Inc., Class A		17,200	3,854,692
Visa, Inc., Class A		56,000	3,941,280
Western Union Co. (The)		76,900	1,428,033

			52,289,473

Leisure Equipment & Products—0.4%
Mattel, Inc.		205,500	5,225,865

Life Sciences Tools & Services—0.0%
Life Technologies Corp.	*	2,500	138,750
Thermo Fisher Scientific, Inc.	*	1,800	99,648

			238,398

Machinery—2.9%
Cummins, Inc.		4,000	440,040
Danaher Corp.		211,900	9,995,323
Deere & Co.		13,100	1,087,955
Eaton Corp.		4,700	477,097
Harsco Corp.		296,000	8,382,720
Illinois Tool Works, Inc.		3,300	176,220
Ingersoll-Rand plc (Ireland)	†	179,200	8,438,528
Joy Global, Inc.		4,000	347,000
PACCAR, Inc.		101,900	5,851,098

			35,195,981

Media—4.5%
CBS Corp., Class B		496,400	9,456,420
Comcast Corp., Class A		390,500	8,579,285
Discovery Communications, Inc., Class C	*	67,250	2,467,402
McGraw-Hill Cos., Inc. (The)		348,775	12,698,898
Omnicom Group, Inc.		40,900	1,873,220
Time Warner, Inc.		520,783	16,753,589
Walt Disney Co. (The)		96,200	3,608,462

			55,437,276

Metals & Mining—1.3%
Freeport-McMoRan Copper & Gold, Inc.		14,500	1,741,305
Nucor Corp.	†	168,600	7,388,052
Steel Dynamics, Inc.	†	377,900	6,915,570

			16,044,927

Multiline Retail—1.2%
Dollar Tree, Inc.	*	4,750	266,380
Kohl’s Corp.	*	159,600	8,672,664
Target Corp.		103,800	6,241,494

			15,180,538

Oil, Gas & Consumable Fuels—4.8%
Chevron Corp.		165,800	15,129,250
Concho Resources, Inc.	*†	7,500	657,525
ConocoPhillips		74,500	5,073,450
Devon Energy Corp.		149,275	11,719,580

		Shares	Value

EOG Resources, Inc.		20,600	$1,883,046
Exxon Mobil Corp.		1,300	95,056
Occidental Petroleum Corp.		135,000	13,243,500
Peabody Energy Corp.		41,000	2,623,180
Range Resources Corp.		11,500	517,270
Southwestern Energy Co.	*	180,200	6,744,886
Suncor Energy, Inc. (Canada)		35,200	1,347,808
Ultra Petroleum Corp.	*†	4,200	200,634

			59,235,185

Pharmaceuticals—3.4%
Abbott Laboratories		139,300	6,673,863
Allergan, Inc.		38,900	2,671,263
Merck & Co., Inc.		230,540	8,308,662
Pfizer, Inc.		880,000	15,408,800
Shire plc ADR (Ireland)	†	8,200	593,516
Teva Pharmaceutical Industries Ltd. ADR (Israel)		163,500	8,523,255

			42,179,359

Road & Rail—0.3%
CSX Corp.		4,800	310,128
Union Pacific Corp.		36,500	3,382,090

			3,692,218

Semiconductors & Semiconductor Equipment—3.3%
Altera Corp.	†	32,700	1,163,466
Analog Devices, Inc.		139,500	5,254,965
Broadcom Corp., Class A		81,900	3,566,745
Intel Corp.		313,400	6,590,802
Marvell Technology Group Ltd. (Bermuda)	*	103,200	1,914,360
Maxim Integrated Products, Inc.	†	235,600	5,564,872
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	†	524,600	6,578,484
Xilinx, Inc.	†	341,200	9,887,976

			40,521,670

Software—0.7%
Autodesk, Inc.	*	17,600	672,320
Intuit, Inc.	*	16,100	793,730
Microsoft Corp.		236,500	6,603,080
Salesforce.com, Inc.	*†	2,200	290,400

			8,359,530

Specialty Retail—2.7%
Bed Bath & Beyond, Inc.	*	47,700	2,344,455
CarMax, Inc.	*	15,100	481,388
Lowe’s Cos., Inc.		322,400	8,085,792
O’Reilly Automotive, Inc.	*	38,600	2,332,212
Staples, Inc.		877,150	19,972,705
Tiffany & Co.		1,300	80,951

			33,297,503

Textiles, Apparel & Luxury Goods—0.6%
Coach, Inc.	†	50,800	2,809,748
NIKE, Inc., Class B	†	35,700	3,049,494
Polo Ralph Lauren Corp.		11,400	1,264,488

			7,123,730

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Growth & Income Fund		Shares	Value

COMMON STOCKS—(Continued)
Tobacco—0.4%
Philip Morris International, Inc.		77,500	$4,536,075

Trading Companies & Distributors—0.5%
Fastenal Co.	†	52,200	3,127,302
W.W. Grainger, Inc.		13,300	1,836,863
Wolseley plc ADR (United Kingdom)	*†	477,500	1,494,575

			6,458,740

Wireless Telecommunication Services—0.4%
American Tower Corp., Class A	*	90,800	4,688,912

TOTAL COMMON STOCKS
(Cost $952,791,289)			1,181,560,318

CASH EQUIVALENTS—7.2%
Institutional Money Market Funds—7.2%
Dreyfus Institutional Cash Advantage Fund, 0.18%	¥††	7,200,000	7,200,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.25%		¥48,148,263	48,148,263
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.25%	¥††	4,088,560	4,088,560
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.23%	¥††	7,200,000	7,200,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.19%	¥††	7,200,000	7,200,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.21%	¥††	7,200,000	7,200,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.20%	¥††	7,200,000	7,200,000

TOTAL CASH EQUIVALENTS
(Cost $88,236,823)			88,236,823

TOTAL INVESTMENTS—103.4%
(Cost $1,041,028,112)			1,269,797,141
Other assets less liabilities—(3.4%)			(41,675,219)

NET ASSETS—100.0%			$1,228,121,922

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2010

Vantagepoint Growth Fund		Shares	Value

COMMON STOCKS—96.5%
Aerospace & Defense—3.9%
Boeing Co. (The)		147,900	$9,651,954
Goodrich Corp.		277,543	24,443,212
Honeywell International, Inc.		259,650	13,802,994
United Technologies Corp.		366,700	28,866,624

			76,764,784

Air Freight & Logistics—1.5%
FedEx Corp.		281,410	26,173,944
United Parcel Service, Inc., Class B		33,020	2,396,592

			28,570,536

Auto Components—0.8%
BorgWarner, Inc.	*	220,750	15,973,470

Automobiles—1.5%
Ford Motor Co.	*	1,105,212	18,556,509
General Motors Co.	*	292,900	10,796,294

			29,352,803

Beverages—3.8%
Anheuser-Busch InBev NV ADR (Belgium)		100,490	5,736,974
Coca-Cola Co. (The)		478,800	31,490,676
Diageo plc ADR (United Kingdom)		107,278	7,973,974
PepsiCo, Inc.		451,195	29,476,569

			74,678,193

Biotechnology—2.0%
Amgen, Inc.	*	187,550	10,296,495
Celgene Corp.	*	302,240	17,874,474
Genzyme Corp.	*	30,450	2,168,040
Gilead Sciences, Inc.	*	257,850	9,344,484

			39,683,493

Capital Markets—2.6%
Bank of New York Mellon Corp. (The)		397,200	11,995,440
Goldman Sachs Group, Inc. (The)		211,800	35,616,288
Morgan Stanley		104,900	2,854,329

			50,466,057

Chemicals—3.1%
Air Products & Chemicals, Inc.		146,750	13,346,912
Chemtura Corp.	*	285,100	4,555,898
Monsanto Co.		319,140	22,224,910
Mosaic Co. (The)		71,320	5,445,995
Nalco Holding Co.		230,118	7,349,969
Potash Corp. of Saskatchewan, Inc. (Canada)		50,600	7,834,398

			60,758,082

Commercial Banks—2.2%
Fifth Third Bancorp		592,100	8,692,028
Wells Fargo & Co.		1,116,400	34,597,236

			43,289,264

		Shares	Value

Communications Equipment—4.3%
Ciena Corp.	*	120,600	$2,538,630
Cisco Systems, Inc.	*	1,379,300	27,903,239
F5 Networks, Inc.	*	81,500	10,608,040
Juniper Networks, Inc.	*	189,600	7,000,032
QUALCOMM, Inc.		750,250	37,129,872

			85,179,813

Computers & Peripherals—6.9%
Apple, Inc.	*	214,700	69,253,632
Dell, Inc.	*	401,900	5,445,745
EMC Corp.	*	1,363,300	31,219,570
Hewlett-Packard Co.		257,650	10,847,065
NetApp, Inc.	*	206,019	11,322,804
SanDisk Corp.	*	149,100	7,434,126

			135,522,942

Construction & Engineering—0.3%
Quanta Services, Inc.	*	324,454	6,463,124

Consumer Finance—1.3%
American Express Co.		611,100	26,228,412

Diversified Financial Services—0.1%
Citigroup, Inc.	*	504,300	2,385,339

Electrical Equipment—1.0%
Babcock & Wilcox Co.	*	64,550	1,651,835
Emerson Electric Co.		299,850	17,142,424

			18,794,259

Energy Equipment & Services—4.8%
Cameron International Corp.	*	60,700	3,079,311
ENSCO plc ADR (United Kingdom)		126,510	6,753,104
Halliburton Co.		414,700	16,932,201
McDermott International, Inc.	*	151,200	3,128,328
National Oilwell Varco, Inc.		339,450	22,828,013
Schlumberger Ltd.		274,000	22,879,000
Transocean Ltd. (Switzerland)	*	50,550	3,513,730
Weatherford International Ltd. (Switzerland)	*	695,050	15,847,140

			94,960,827

Food & Staples Retailing—1.5%
Wal-Mart Stores, Inc.		312,900	16,874,697
Whole Foods Market, Inc.	*	243,100	12,298,429

			29,173,126

Food Products—0.4%
Mead Johnson Nutrition Co.		130,940	8,151,015

Health Care Equipment & Supplies—2.2%
Alcon, Inc. (Switzerland)		64,440	10,529,496
Covidien plc (Ireland)		232,750	10,627,365
Medtronic, Inc.		373,900	13,867,951
Stryker Corp.		166,800	8,957,160

			43,981,972

Health Care Providers & Services—0.7%
Aetna, Inc.		338,000	10,312,380
Omnicare, Inc.		153,200	3,889,748

			14,202,128

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Growth Fund		Shares	Value

COMMON STOCKS—(Continued)
Hotels, Restaurants & Leisure—2.7%
Intercontinental Hotels Group plc ADR (United Kingdom)		128,500	$2,535,305
Las Vegas Sands Corp.	*	708,715	32,565,454
Starbucks Corp.		347,100	11,152,323
Starwood Hotels & Resorts Worldwide, Inc.		102,400	6,223,872

			52,476,954

Household Products—2.3%
Procter & Gamble Co. (The)		706,700	45,462,011

Industrial Conglomerates—2.3%
3M Co.		319,300	27,555,590
General Electric Co.		951,200	17,397,448

			44,953,038

Insurance—1.8%
ACE Ltd. (Switzerland)		79,840	4,970,040
AON Corp.		107,500	4,946,075
Berkshire Hathaway, Inc., Class B	*	66,300	5,311,293
Manulife Financial Corp. (Canada)		682,100	11,718,478
Marsh & McLennan Cos., Inc.		181,000	4,948,540
MetLife, Inc.		67,600	3,004,144

			34,898,570

Internet & Catalog Retail—3.0%
Amazon.com, Inc.	*	217,980	39,236,400
priceline.com, Inc.	*	51,430	20,548,856

			59,785,256

Internet Software & Services—2.2%
Google, Inc., Class A	*	67,610	40,158,312
Rackspace Hosting, Inc.	*	126,254	3,965,638

			44,123,950

IT Services—5.2%
Accenture plc, Class A (Ireland)		207,100	10,042,279
Automatic Data Processing, Inc.		458,100	21,200,868
Cognizant Technology Solutions Corp., Class A	*	182,562	13,379,969
International Business Machines Corp.		242,100	35,530,596
Mastercard, Inc., Class A		45,000	10,084,950
Visa, Inc., Class A		164,770	11,596,512

			101,835,174

Life Sciences Tools & Services—1.8%
Agilent Technologies, Inc.	*	215,600	8,932,308
Illumina, Inc.	*	245,354	15,540,722
Thermo Fisher Scientific, Inc.	*	194,668	10,776,821

			35,249,851

Machinery—1.6%
Caterpillar, Inc.		176,100	16,493,526
Deere & Co.		160,534	13,332,349
SPX Corp.		33,700	2,409,213

			32,235,088

		Shares	Value

Media—2.8%
Comcast Corp., Class A		474,500	$10,424,765
Viacom, Inc., Class B		308,510	12,220,081
Walt Disney Co. (The)		864,800	32,438,648

			55,083,494

Metals & Mining—2.4%
Barrick Gold Corp. (Canada)		45,100	2,398,418
Freeport-McMoRan Copper & Gold, Inc.		110,510	13,271,146
Goldcorp, Inc. (Canada)		218,100	10,028,238
Kinross Gold Corp. (Canada)		130,300	2,470,488
Newmont Mining Corp.		182,150	11,189,474
United States Steel Corp.		63,559	3,713,117
Xstrata plc ADR (Switzerland)		955,200	4,432,128

			47,503,009

Multiline Retail—0.7%
Target Corp.		237,250	14,265,842

Oil, Gas & Consumable Fuels—4.0%
Alpha Natural Resources, Inc.	*	44,140	2,649,724
Cenovus Energy, Inc. (Canada)		253,400	8,423,016
ConocoPhillips		77,000	5,243,700
CONSOL Energy, Inc.		237,300	11,566,002
Denbury Resources, Inc.	*	257,200	4,909,948
Devon Energy Corp.		63,430	4,979,889
EnCana Corp. (Canada)		187,530	5,460,874
Occidental Petroleum Corp.		118,720	11,646,432
Peabody Energy Corp.		198,350	12,690,433
Suncor Energy, Inc. (Canada)		316,850	12,132,187

			79,702,205

Personal Products—1.1%
Avon Products, Inc.		335,800	9,758,348
Estee Lauder Cos., Inc. (The), Class A		135,444	10,930,331

			20,688,679

Pharmaceuticals—3.9%
Abbott Laboratories		402,000	19,259,820
Allergan, Inc.		83,600	5,740,812
Bristol-Myers Squibb Co.		225,100	5,960,648
Johnson & Johnson		444,768	27,508,901
Warner Chilcott plc, Class A (Ireland)		488,367	11,017,559
Watson Pharmaceuticals, Inc.	*	161,800	8,356,970

			77,844,710

Professional Services—0.2%
Verisk Analytics, Inc., Class A	*	107,900	3,677,232

Road & Rail—0.6%
CSX Corp.		190,300	12,295,283

Semiconductors & Semiconductor Equipment—2.8%
Broadcom Corp., Class A		512,900	22,336,795
Intel Corp.		409,100	8,603,373
Marvell Technology Group Ltd. (Bermuda)	*	569,400	10,562,370
Texas Instruments, Inc.		438,800	14,261,000

			55,763,538

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Growth Fund		Shares	Value

COMMON STOCKS—(Continued)
Software—5.5%
Activision Blizzard, Inc.		199,800	$2,485,512
Adobe Systems, Inc.	*	257,454	7,924,434
Autodesk, Inc.	*	152,600	5,829,320
Check Point Software Technologies Ltd. (Israel)	*	32,800	1,517,328
Intuit, Inc.	*	154,000	7,592,200
Microsoft Corp.		1,082,900	30,234,568
Nuance Communications, Inc.	*	412,063	7,491,306
Oracle Corp.		957,900	29,982,270
Red Hat, Inc.	*	230,031	10,500,915
Salesforce.com, Inc.	*	40,200	5,306,400

			108,864,253

Specialty Retail—2.8%
Bed Bath & Beyond, Inc.	*	295,260	14,512,029
Home Depot, Inc.		436,000	15,286,160
Lowe’s Cos., Inc.		1,045,600	26,223,648

			56,021,837

Textiles, Apparel & Luxury Goods—1.5%
NIKE, Inc., Class B		341,580	29,177,764

Tobacco—0.2%
Philip Morris International, Inc.		49,900	2,920,647

Wireless Telecommunication Services—0.2%
NII Holdings, Inc.	*	87,200	3,894,352

TOTAL COMMON STOCKS
(Cost $1,549,585,031)			1,903,302,376

CASH EQUIVALENTS—3.4%
Institutional Money Market Fund—3.4%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.25%	¥
(Cost $67,332,490)		67,332,490	$67,332,490

TOTAL INVESTMENTS—99.9%
(Cost $1,616,917,521)			1,970,634,866
Other assets less liabilities—0.1%			1,172,403

NET ASSETS—100.0%			$1,971,807,269

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
*	Non-income producing.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2010

Vantagepoint Select Value Fund		Shares	Value

COMMON STOCKS—97.1%
Aerospace & Defense—2.5%
L-3 Communications Holdings, Inc.		36,300	$2,558,787
Rockwell Collins, Inc.		20,600	1,200,156
Spirit Aerosystems Holdings, Inc., Class A	*†	61,600	1,281,896
TransDigm Group, Inc.	*	46,819	3,371,436

			8,412,275

Air Freight & Logistics—0.6%
Atlas Air Worldwide Holdings, Inc.	*	33,575	1,874,492

Auto Components—2.0%
BorgWarner, Inc.	*†	51,500	3,726,540
Lear Corp.	*	30,625	3,022,994

			6,749,534

Beverages—0.7%
Constellation Brands, Inc., Class A	*	109,875	2,433,731

Capital Markets—1.6%
Ameriprise Financial, Inc.		28,625	1,647,369
Invesco Ltd.		112,025	2,695,321
Raymond James Financial, Inc.		35,850	1,172,295

			5,514,985

Chemicals—1.4%
Agrium, Inc. (Canada)	†	19,575	1,796,006
Eastman Chemical Co.		6,875	578,050
Huntsman Corp.		161,975	2,528,430

			4,902,486

Commercial Banks—2.5%
Bank of Hawaii Corp.	†	71,100	3,356,631
Fifth Third Bancorp		178,775	2,624,417
KeyCorp		298,100	2,638,185

			8,619,233

Commercial Services & Supplies—3.2%
Cintas Corp.		65,700	1,836,972
R.R. Donnelley & Sons Co.		249,913	4,365,980
Steelcase, Inc., Class A	†	309,600	3,272,472
United Stationers, Inc.	*†	19,150	1,221,962

			10,697,386

Communications Equipment—1.0%
Comtech Telecommunications Corp.	†	57,100	1,583,383
Motorola, Inc.	*	194,000	1,759,580

			3,342,963

Computers & Peripherals—0.6%
Lexmark International, Inc., Class A	*	54,800	1,908,136

Construction & Engineering—1.1%
Jacobs Engineering Group, Inc.	*	52,700	2,416,295
URS Corp.	*	27,300	1,135,953

			3,552,248

		Shares	Value

Consumer Finance—0.7%
Discover Financial Services		128,950	$2,389,443

Containers & Packaging—3.3%
AptarGroup, Inc.		51,000	2,426,070
Ball Corp.		14,050	956,103
Bemis Co., Inc.		101,600	3,318,256
Sonoco Products Co.		132,000	4,444,440

			11,144,869

Diversified Consumer Services—0.5%
H&R Block, Inc.	†	155,800	1,855,578

Diversified Financial Services—0.3%
PHH Corp.	*†	47,500	1,099,625

Diversified Telecommunication Services—0.5%
Qwest Communications International, Inc.		232,750	1,771,228

Electric Utilities—1.8%
Pepco Holdings, Inc.		80,625	1,471,406
Pinnacle West Capital Corp.		81,500	3,378,175
Westar Energy, Inc.	†	49,600	1,247,936

			6,097,517

Electrical Equipment—1.1%
Acuity Brands, Inc.	†	17,700	1,020,759
Hubbell, Inc., Class B		45,300	2,723,889

			3,744,648

Electronic Equipment, Instruments & Components—2.4%
Arrow Electronics, Inc.	*†	79,800	2,733,150
Avnet, Inc.	*	80,900	2,672,127
Ingram Micro, Inc., Class A	*	140,200	2,676,418

			8,081,695

Energy Equipment & Services—3.2%
Complete Production Services, Inc.	*	24,650	728,408
McDermott International, Inc.	*	70,775	1,464,335
Nabors Industries Ltd. (Bermuda)	*	93,600	2,195,856
Oil States International, Inc.	*	34,500	2,211,105
Pride International, Inc.	*†	56,500	1,864,500
Superior Energy Services, Inc.	*	69,875	2,444,926

			10,909,130

Food & Staples Retailing—1.9%
Kroger Co. (The)		118,800	2,656,368
Ruddick Corp.	†	70,171	2,585,100
Sysco Corp.		38,400	1,128,960

			6,370,428

Food Products—2.2%
Campbell Soup Co.		39,500	1,372,625
H.J. Heinz Co.		23,300	1,152,418
Hain Celestial Group, Inc. (The)	*†	40,400	1,093,224
Sara Lee Corp.		222,500	3,895,975

			7,514,242

Gas Utilities—1.4%
Energen Corp.		45,661	2,203,600
Questar Corp.		68,875	1,199,114

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Select Value Fund		Shares	Value

COMMON STOCKS—(Continued)
UGI Corp.	†	37,500	$1,184,250

			4,586,964

Health Care Equipment & Supplies—1.3%
Beckman Coulter, Inc.		45,389	3,414,614
Stryker Corp.		20,300	1,090,110

			4,504,724

Health Care Providers & Services—2.6%
AmerisourceBergen Corp.		52,425	1,788,741
CIGNA Corp.		58,000	2,126,280
Health Management Associates, Inc., Class A	*	239,200	2,281,968
Health Net, Inc.	*	71,450	1,949,870
Quest Diagnostics, Inc.		11,900	642,243

			8,789,102

Hotels, Restaurants & Leisure—1.5%
Darden Restaurants, Inc.		46,000	2,136,240
Wyndham Worldwide Corp.		99,000	2,966,040

			5,102,280

Household Durables—0.6%
Mohawk Industries, Inc.	*†	24,700	1,401,972
Newell Rubbermaid, Inc.		38,650	702,657

			2,104,629

Industrial Conglomerates—1.2%
Carlisle Cos., Inc.		102,700	4,081,298

Insurance—11.6%
Alleghany Corp.	*	9,783	2,997,218
Allied World Assurance Co. Holdings Ltd. (Switzerland)	†	27,300	1,622,712
Allstate Corp. (The)		201,300	6,417,444
AON Corp.		58,249	2,680,036
Arch Capital Group Ltd. (Bermuda)	*	50,100	4,411,305
Endurance Specialty Holdings Ltd. (Bermuda)		53,600	2,469,352
Everest Re Group Ltd. (Bermuda)		7,475	634,029
Fidelity National Financial, Inc., Class A		156,600	2,142,288
Hartford Financial Services Group, Inc.		71,075	1,882,777
HCC Insurance Holdings, Inc.		116,900	3,383,086
Lincoln National Corp.		184,810	5,139,566
Principal Financial Group, Inc.		12,100	393,976
Progressive Corp. (The)		113,600	2,257,232
W.R. Berkley Corp.	†	55,200	1,511,376
XL Group plc (Ireland)		60,475	1,319,565

			39,261,962

Internet Software & Services—0.1%
Open Text Corp. (Canada)	*	5,000	230,300

IT Services—4.4%
Computer Sciences Corp.		93,567	4,640,923
Convergys Corp.	*	202,400	2,665,608
SAIC, Inc.	*	129,000	2,045,940
Teradata Corp.	*	27,200	1,119,552

		Shares	Value

Total System Services, Inc.		127,700	$1,964,026
Western Union Co. (The)		136,700	2,538,519

			14,974,568

Leisure Equipment & Products—0.6%
Mattel, Inc.		75,300	1,914,879

Machinery—3.1%
AGCO Corp.	*	17,800	901,748
Dover Corp.		68,000	3,974,600
Eaton Corp.		16,150	1,639,387
Flowserve Corp.		9,900	1,180,278
Parker Hannifin Corp.		8,075	696,872
Pentair, Inc.		54,975	2,007,137

			10,400,022

Media—1.7%
CBS Corp., Class B		78,825	1,501,616
Omnicom Group, Inc.		41,300	1,891,540
Viacom, Inc., Class B		59,000	2,336,990

			5,730,146

Metals & Mining—0.6%
Alcoa, Inc.		136,775	2,104,967

Multiline Retail—0.8%
Family Dollar Stores, Inc.		21,800	1,083,678
Macy’s, Inc.		66,200	1,674,860

			2,758,538

Multi-Utilities—4.2%
CMS Energy Corp.	†	133,725	2,487,285
DTE Energy Co.		6,900	312,708
NiSource, Inc.		132,800	2,339,936
OGE Energy Corp.		45,000	2,049,300
PG&E Corp.		70,900	3,391,856
SCANA Corp.		42,800	1,737,680
Xcel Energy, Inc.		82,400	1,940,520

			14,259,285

Office Electronics—0.7%
Xerox Corp.		201,150	2,317,248

Oil, Gas & Consumable Fuels—4.8%
Cimarex Energy Co.		29,900	2,647,047
Cloud Peak Energy, Inc.	*	48,275	1,121,428
Newfield Exploration Co.	*	44,225	3,189,065
QEP Resources, Inc.		64,900	2,356,519
Range Resources Corp.		47,200	2,123,056
Southwestern Energy Co.	*	51,200	1,916,416
Tesoro Corp.	*	83,600	1,549,944
Whiting Petroleum Corp.	*	10,400	1,218,776

			16,122,251

Personal Products—0.4%
Nu Skin Enterprises, Inc., Class A	†	39,025	1,180,897

Professional Services—2.0%
Dun & Bradstreet Corp.		7,200	591,048
Equifax, Inc.		69,400	2,470,640
Manpower, Inc.		25,900	1,625,484
Towers Watson & Co., Class A	†	41,300	2,150,078

			6,837,250

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Select Value Fund		Shares	Value

COMMON STOCKS—(Continued)
Real Estate Investment Trusts (REITs)—5.6%
Annaly Capital Management, Inc. REIT		83,300	$1,492,736
BioMed Realty Trust, Inc. REIT		92,575	1,726,524
CBL & Associates Properties, Inc. REIT	†	32,200	563,500
Duke Realty Corp. REIT		341,593	4,256,249
DuPont Fabros Technology, Inc. REIT	†	37,525	798,157
HCP, Inc. REIT		32,375	1,191,076
Home Properties, Inc. REIT	†	44,220	2,453,768
Simon Property Group, Inc. REIT		41,305	4,109,434
Vornado Realty Trust REIT		27,175	2,264,493

			18,855,937

Road & Rail—2.3%
Hertz Global Holdings, Inc.	*	190,250	2,756,723
Ryder System, Inc.	†	36,175	1,904,252
Werner Enterprises, Inc.	†	135,889	3,071,091

			7,732,066

Semiconductors & Semiconductor Equipment—3.8%
Analog Devices, Inc.		70,700	2,663,269
Applied Materials, Inc.		181,500	2,550,075
Atmel Corp.	*	202,325	2,492,644
Microchip Technology, Inc.	†	97,700	3,342,317
National Semiconductor Corp.		127,200	1,750,272

			12,798,577

Software—1.2%
Intuit, Inc.	*	22,825	1,125,273
Symantec Corp.	*	63,375	1,060,897
Synopsys, Inc.	*	75,300	2,026,323

			4,212,493

Specialty Retail—0.5%
Signet Jewelers Ltd. (Bermuda)	*†	25,950	1,126,230
Williams-Sonoma, Inc.		16,850	601,376

			1,727,606

Textiles, Apparel & Luxury Goods—1.7%
Phillips-Van Heusen Corp.	†	43,210	2,722,662
V.F. Corp.	†	36,600	3,154,188

			5,876,850

Thrifts & Mortgage Finance—0.9%
First Niagara Financial Group, Inc.	†	223,055	3,118,309

Tobacco—0.3%
Reynolds American, Inc.		34,200	1,115,604

Trading Companies & Distributors—0.7%
United Rentals, Inc.	*†	97,444	2,216,851

Water Utilities—1.4%
American Water Works Co., Inc.		191,675	4,847,461

TOTAL COMMON STOCKS
(Cost $265,855,855)			328,748,936

		Shares	Value

CASH EQUIVALENTS—15.1%
Institutional Money Market Funds—15.1%
Dreyfus Institutional Cash Advantage Fund, 0.18%	¥††	5,300,000	$5,300,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.25%		¥10,187,574	10,187,574
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.25%	¥††	14,318,745	14,318,745
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.23%	¥††	5,300,000	5,300,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.19%	¥††	5,300,000	5,300,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.21%	¥††	5,300,000	5,300,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.20%	¥††	5,300,000	5,300,000

TOTAL CASH EQUIVALENTS
(Cost $51,006,319)			51,006,319

TOTAL INVESTMENTS—112.2%
(Cost $316,862,174)			379,755,255
Other assets less liabilities—(12.2%)			(41,418,815)

NET ASSETS—100.0%			$338,336,440

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2010

Vantagepoint Aggressive Opportunities Fund		Shares	Value

COMMON STOCKS—96.9%
Aerospace & Defense—1.0%
Rockwell Collins, Inc.		200,700	$11,692,782

Air Freight & Logistics—2.2%
C.H. Robinson Worldwide, Inc.	†	151,150	12,120,719
Expeditors International of Washington, Inc.		151,350	8,263,710
FedEx Corp.		58,100	5,403,881

			25,788,310

Airlines—1.8%
Southwest Airlines Co.		625,900	8,124,182
United Continental Holdings, Inc.	*†	510,195	12,152,845

			20,277,027

Biotechnology—1.7%
Alkermes, Inc.	*	481,549	5,913,422
Amylin Pharmaceuticals, Inc.	*†	337,300	4,961,683
Cephalon, Inc.	*†	59,800	3,690,856
Human Genome Sciences, Inc.	*†	188,400	4,500,876

			19,066,837

Building Products—1.1%
Lennox International, Inc.		142,600	6,743,554
Masco Corp.		467,700	5,921,082

			12,664,636

Capital Markets—4.6%
Bank of New York Mellon Corp. (The)		392,000	11,838,400
Fortress Investment Group LLC, Class A	*	1,350,800	7,699,560
Greenhill & Co., Inc.		54,020	4,412,354
Invesco Ltd.		170,800	4,109,448
Lazard Ltd., Class A (Bermuda)		100,900	3,984,541
Penson Worldwide, Inc.	*†	398,400	1,948,176
SEI Investments Co.		460,100	10,945,779
T. Rowe Price Group, Inc.	†	83,550	5,392,317
TD Ameritrade Holding Corp.	†	143,400	2,723,166

			53,053,741

Chemicals—1.2%
Ecolab, Inc.		141,300	7,124,346
Nalco Holding Co.		202,900	6,480,626

			13,604,972

Commercial Banks—2.1%
First Interstate Bancsystem, Inc.	†	247,300	3,768,852
KeyCorp		756,400	6,694,140
PrivateBancorp, Inc.	†	277,000	3,983,260
Synovus Financial Corp.	†	3,444,400	9,093,216

			23,539,468

		Shares	Value

Commercial Services & Supplies—0.6%
Copart, Inc.	*	186,000	$6,947,100

Communications Equipment—1.0%
Juniper Networks, Inc.	*	122,000	4,504,240
Riverbed Technology, Inc.	*	191,250	6,726,262

			11,230,502

Computers & Peripherals—2.4%
Dell, Inc.	*	1,257,000	17,032,350
NetApp, Inc.	*	198,850	10,928,796

			27,961,146

Construction & Engineering—1.8%
ACS Actividades de Construccion y Servicios SA (Spain)	†	304,000	14,277,020
URS Corp.	*	145,500	6,054,255

			20,331,275

Construction Materials—1.4%
Cemex SAB de CV ADR (Mexico)	*†	1,048,591	11,230,410
Vulcan Materials Co.	†	102,000	4,524,720

			15,755,130

Containers & Packaging—0.4%
Owens-Illinois, Inc.	*	134,600	4,132,220

Distributors—0.3%
Pool Corp.	†	147,500	3,324,650

Diversified Consumer Services—1.0%
Career Education Corp.	*†	272,400	5,646,852
Strayer Education, Inc.	†	39,100	5,951,802

			11,598,654

Diversified Financial Services—1.6%
IntercontinentalExchange, Inc.	*	60,900	7,256,235
KKR Financial Holdings LLC		1,236,700	11,501,310

			18,757,545

Diversified Telecommunication Services—1.5%
Level 3 Communications, Inc.	*†	6,017,000	5,896,660
tw telecom inc.	*	640,000	10,912,000

			16,808,660

Electrical Equipment—1.1%
AMETEK, Inc.		110,400	4,333,200
Babcock & Wilcox Co.	*	217,775	5,572,862
Cooper Industries plc		51,900	3,025,251

			12,931,313

Electronic Equipment, Instruments & Components—0.9%
Amphenol Corp., Class A		66,900	3,530,982
Dolby Laboratories, Inc., Class A	*†	55,800	3,721,860
FLIR Systems, Inc.	*	110,400	3,284,400

			10,537,242

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Aggressive Opportunities Fund		Shares	Value

COMMON STOCKS—(Continued)
Energy Equipment & Services—1.1%
Cameron International Corp.	*	101,200	$5,133,876
Core Laboratories NV (Netherlands)	†	22,800	2,030,340
Exterran Holdings, Inc.	*†	221,800	5,312,110

			12,476,326

Food & Staples Retailing—1.0%
Safeway, Inc.		348,800	7,844,512
Whole Foods Market, Inc.	*†	79,000	3,996,610

			11,841,122

Food Products—0.8%
Campbell Soup Co.	†	146,000	5,073,500
Dean Foods Co.	*	514,000	4,543,760

			9,617,260

Health Care Equipment & Supplies—4.6%
Beckman Coulter, Inc.		158,150	11,897,624
Boston Scientific Corp.	*	1,426,700	10,800,119
Gen-Probe, Inc.	*	110,300	6,436,005
Hologic, Inc.	*	142,600	2,683,732
Mindray Medical International Ltd. ADR (China)	†	77,500	2,046,000
ResMed, Inc.	*†	310,100	10,741,864
Stryker Corp.		141,800	7,614,660

			52,220,004

Health Care Providers & Services—3.5%
DaVita, Inc.	*	235,300	16,350,997
Express Scripts, Inc.	*	140,300	7,583,215
Lincare Holdings, Inc.	†	401,900	10,782,977
WellPoint, Inc.	*	103,200	5,867,952

			40,585,141

Health Care Technology—0.6%
MedAssets, Inc.	*	341,400	6,892,866

Hotels, Restaurants & Leisure—1.1%
International Game Technology		162,900	2,881,701
Yum! Brands, Inc.		210,000	10,300,500

			13,182,201

Household Durables—1.7%
Lennar Corp., Class A	†	352,700	6,613,125
Mohawk Industries, Inc.	*	51,100	2,900,436
NVR, Inc.	*†	12,000	8,292,240
Stanley Black & Decker, Inc.		25,900	1,731,933

			19,537,734

Household Products—1.1%
Church & Dwight Co., Inc.		56,800	3,920,336
Energizer Holdings, Inc.	*	112,700	8,215,830

			12,136,166

Independent Power Producers & Energy Traders—0.7%
Calpine Corp.	*	588,200	7,846,588

		Shares	Value

Industrial Conglomerates—0.4%
Koninklijke Philips Electronics NV NYRS (Netherlands)		166,000	$5,096,200

Insurance—9.5%
Aflac, Inc.		126,200	7,121,466
Allied World Assurance Co. Holdings Ltd. (Switzerland)		123,800	7,358,672
AON Corp.		273,000	12,560,730
Assured Guaranty Ltd. (Bermuda)		878,600	15,551,220
Fairfax Financial Holdings Ltd. (Canada)	†	47,000	19,249,320
Genworth Financial, Inc., Class A	*	707,000	9,289,980
Loews Corp.		273,000	10,622,430
NKSJ Holdings, Inc. (Japan)	*	1,121,000	8,223,341
RenaissanceRe Holdings Ltd. (Bermuda)		140,700	8,961,183
Syncora Holdings Ltd. (Bermuda)	*†	626,661	101,832
Torchmark Corp.		80,100	4,785,174
XL Group plc (Ireland)		218,000	4,756,760

			108,582,108

Internet & Catalog Retail—1.3%
Expedia, Inc.		193,800	4,862,442
Liberty Media Corp.—Interactive, Series A	*	671,275	10,586,007

			15,448,449

Internet Software & Services—2.1%
eBay, Inc.	*	289,700	8,062,351
Rackspace Hosting, Inc.	*†	188,200	5,911,362
VeriSign, Inc.		272,250	8,894,407
Youku.com, Inc. ADR (China)	*†	27,300	955,773

			23,823,893

IT Services—3.6%
Alliance Data Systems Corp.	*†	102,800	7,301,884
Amdocs Ltd. (Guernsey, Channel Islands)	*	297,900	8,183,313
Global Payments, Inc.		82,500	3,812,325
Lender Processing Services, Inc.		103,300	3,049,416
NeuStar, Inc., Class A	*	206,900	5,389,745
Paychex, Inc.		202,900	6,271,639
Teradata Corp.	*	72,000	2,963,520
Western Union Co. (The)		219,200	4,070,544

			41,042,386

Leisure Equipment & Products—0.3%
Hasbro, Inc.		74,900	3,533,782

Life Sciences Tools & Services—1.4%
Mettler-Toledo International, Inc. (Switzerland)	*	25,700	3,886,097
QIAGEN NV (Netherlands)	*†	297,800	5,821,990

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Aggressive Opportunities Fund		Shares	Value

COMMON STOCKS—(Continued)
Waters Corp.	*	85,900	$6,675,289

			16,383,376

Machinery—2.3%
Joy Global, Inc.		79,400	6,887,950
PACCAR, Inc.		129,200	7,418,664
Parker Hannifin Corp.		32,100	2,770,230
Snap-On, Inc.		76,000	4,300,080
SPX Corp.	†	70,900	5,068,641

			26,445,565

Media—6.0%
DIRECTV, Class A	*	397,000	15,852,210
Discovery Communications, Inc., Class A	*	190,550	7,945,935
Discovery Communications, Inc., Class C	*	212,000	7,778,280
National CineMedia, Inc.		155,300	3,092,023
News Corp., Class A		750,000	10,920,000
Virgin Media, Inc.	†	445,900	12,146,316
Walt Disney Co. (The)		285,000	10,690,350

			68,425,114

Oil, Gas & Consumable Fuels—5.9%
Chesapeake Energy Corp.		774,000	20,054,340
Cimarex Energy Co.		35,300	3,125,109
Concho Resources, Inc.	*	23,400	2,051,478
CONSOL Energy, Inc.		190,600	9,289,844
Denbury Resources, Inc.	*	227,000	4,333,430
EXCO Resources, Inc.		54,400	1,056,448
Peabody Energy Corp.		147,250	9,421,055
Penn West Energy Trust (Canada)		135,900	3,250,728
Petrohawk Energy Corp.	*	246,000	4,489,500
QEP Resources, Inc.		81,600	2,962,896
Ultra Petroleum Corp.	*†	66,200	3,162,374
Whiting Petroleum Corp.	*	38,200	4,476,658

			67,673,860

Personal Products—0.5%
Herbalife Ltd. (Cayman Islands)		78,500	5,367,045

Pharmaceuticals—1.9%
Forest Laboratories, Inc.	*	240,300	7,684,794
Shire plc ADR (Ireland)	†	80,200	5,804,876
Watson Pharmaceuticals, Inc.	*	158,600	8,191,690

			21,681,360

Professional Services—0.6%
IHS, Inc., Class A	*	55,400	4,453,606
Manpower, Inc.		40,000	2,510,400

			6,964,006

Real Estate Investment Trusts (REITs)—0.4%
Pennymac Mortgage Investment Trust REIT	†	245,400	4,454,010

Road & Rail—0.6%
Kansas City Southern	*†	150,400	7,198,144
Swift Transporation Co.	*	2,800	35,028

			7,233,172

		Shares	Value

Semiconductors & Semiconductor Equipment—5.3%
Altera Corp.		213,100	$7,582,098
Analog Devices, Inc.		124,700	4,697,449
ASML Holding NV, Class G NYRS (Netherlands)		141,300	5,417,442
Broadcom Corp., Class A		95,100	4,141,605
Integrated Device Technology, Inc.	*†	1,320,400	8,793,864
Lam Research Corp.	*	63,800	3,303,564
Linear Technology Corp.	†	151,300	5,233,467
Marvell Technology Group Ltd. (Bermuda)	*	136,000	2,522,800
Micron Technology, Inc.	*	785,700	6,301,314
ON Semiconductor Corp.	*	536,600	5,301,608
PMC—Sierra, Inc.	*	929,300	7,982,687

			61,277,898

Software—3.6%
Adobe Systems, Inc.	*	62,300	1,917,594
Autodesk, Inc.	*	69,500	2,654,900
Citrix Systems, Inc.	*	72,650	4,969,987
Factset Research Systems, Inc.	†	78,100	7,322,656
MICROS Systems, Inc.	*	161,113	7,066,416
Red Hat, Inc.	*	314,125	14,339,806
Salesforce.com, Inc.	*	25,000	3,300,000

			41,571,359

Specialty Retail—0.9%
Best Buy Co., Inc.		54,500	1,868,805
O’Reilly Automotive, Inc.	*	87,950	5,313,939
Tiffany & Co.	†	57,700	3,592,979

			10,775,723

Textiles, Apparel & Luxury Goods—0.7%
Coach, Inc.		72,400	4,004,444
Pandora A/S (Denmark)	*	58,500	3,523,812

			7,528,256

Thrifts & Mortgage Finance—0.5%
People’s United Financial, Inc.		413,100	5,787,531

Trading Companies & Distributors—0.4%
Aircastle Ltd.		387,100	4,045,195

Wireless Telecommunication Services—2.8%
American Tower Corp., Class A	*	281,200	14,521,168
NII Holdings, Inc.	*	130,545	5,830,140
SBA Communications Corp., Class A	*†	212,300	8,691,562
Sprint Nextel Corp.	*	813,100	3,439,413

			32,482,283

TOTAL COMMON STOCKS
(Cost $918,956,423)			1,111,961,189

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Aggressive Opportunities Fund		Shares	Value

CASH EQUIVALENTS—16.2%
Institutional Money Market Funds—16.2%
Dreyfus Institutional Cash Advantage Fund, 0.18%	¥††	24,000,000	$24,000,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.25%		¥38,057,556	38,057,557
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.25%	¥††	27,396,004	27,396,004
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.23%	¥††	24,000,000	24,000,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.19%	¥††	24,000,000	24,000,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.21%	¥††	24,000,000	24,000,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.20%	¥††	24,000,000	24,000,000

TOTAL CASH EQUIVALENTS
(Cost $185,453,561)			185,453,561

TOTAL INVESTMENTS—113.1%
(Cost $1,104,409,984)			1,297,414,750
Other assets less liabilities—(13.1%)			(149,844,960)

NET ASSETS—100.0%			$1,147,569,790

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2010

Vantagepoint Discovery Fund		Shares	Value

COMMON STOCKS—47.2%
Aerospace & Defense—0.7%
GeoEye, Inc.	*†	9,300	$394,227
Kratos Defense & Security Solutions, Inc.	*†	86,800	1,143,156

			1,537,383

Automobiles—0.4%
Tesla Motors, Inc.	*†	29,100	774,933

Biotechnology—1.3%
Acadia Pharmaceuticals, Inc.	*	157,155	187,014
Arena Pharmaceuticals, Inc.	*†	330,258	568,044
Incyte Corp. Ltd.	*†	62,300	1,031,688
Rigel Pharmaceuticals, Inc.	*†	121,700	916,401

			2,703,147

Capital Markets—2.1%
Cowen Group, Inc., Class A	*†	229,363	1,068,832
Duff & Phelps Corp., Class A	†	48,400	816,024
Gluskin Sheff + Associates, Inc. (Canada)		24,400	510,184
Knight Capital Group, Inc., Class A	*	72,500	999,775
Uranium Participation Corp. (Canada)	*	124,978	995,500

			4,390,315

Commercial Banks—0.6%
Hudson Valley Holding Corp.	†	34,627	857,365
MB Financial, Inc.	†	30,100	521,332

			1,378,697

Communications Equipment—3.0%
Arris Group, Inc.	*†	89,300	1,001,946
Brocade Communications Systems, Inc.	*	159,700	844,813
Comverse Technology, Inc.	*	73,600	534,336
Emulex Corp.	*	76,400	890,824
Mitel Networks Corp. (Canada)	*	188,500	1,038,635
NETGEAR, Inc.	*†	29,700	1,000,296
Parkervision, Inc.	*†	252,872	111,264
SeaChange International, Inc.	*	108,743	929,752

			6,351,866

Computers & Peripherals—1.1%
Imation Corp.	*†	79,000	814,490
Novatel Wireless, Inc.	*†	63,400	605,470
Quantum Corp.	*	233,100	867,132

			2,287,092

Construction & Engineering—1.3%
EMCOR Group, Inc.	*	34,300	994,014
Great Lakes Dredge & Dock Corp.		92,500	681,725
Michael Baker Corp.	*†	32,700	1,016,970
Tutor Perini Corp.		5,000	107,050

			2,799,759

		Shares	Value

Consumer Finance—1.0%
Dollar Financial Corp.	*†	38,800	$1,110,844
World Acceptance Corp.	*†	20,050	1,058,640

			2,169,484

Containers & Packaging—0.4%
AptarGroup, Inc.		19,500	927,615

Diversified Consumer Services—1.4%
Lincoln Educational Services Corp.	†	65,100	1,009,701
Regis Corp.	†	52,900	878,140
Steiner Leisure Ltd. (Bahamas)	*†	23,000	1,074,100

			2,961,941

Diversified Financial Services—0.5%
Gain Capital Holdings, Inc.	*	124,000	1,140,800

Diversified Telecommunication Services—0.4%
Neutral Tandem, Inc.	*	61,800	892,392

Electric Utilities—1.3%
Portland General Electric Co.		41,300	896,210
Unisource Energy Corp.	†	27,900	999,936
Westar Energy, Inc.	†	35,900	903,244

			2,799,390

Electronic Equipment, Instruments & Components—0.8%
OSI Systems, Inc.	*†	16,400	596,304
Park Electrochemical Corp.	†	34,000	1,020,000

			1,616,304

Energy Equipment & Services—1.0%
C&J Energy Services, Inc.	*‡	94,000	940,000
Vantage Drilling Co.	*†	549,500	1,115,485

			2,055,485

Food Products—1.2%
Cosan SA Industria e Comercio (Brazil)		56,600	941,401
Kulim Malaysia BHD (Malaysia)		132,200	545,180
Viterra, Inc. (Canada)	*	107,300	1,001,452

			2,488,033

Health Care Equipment & Supplies—0.5%
ICU Medical, Inc.	*†	27,200	992,800

Health Care Providers & Services—1.8%
Amsurg Corp.	*†	50,800	1,064,260
Ensign Group, Inc. (The)		42,000	1,044,540
LHC Group, Inc.	*†	31,500	945,000
Mednax, Inc.	*	13,100	881,499

			3,935,299

Hotels, Restaurants & Leisure—0.4%
Whistler Blackcomb Holdings, Inc. (Canada)	*	35,200	430,132
Whistler Blackcomb Holdings, Inc. (Canada)	*‡	31,600	386,141

			816,273

Industrial Conglomerates—0.5%
Carlisle Cos., Inc.		25,500	1,013,370

Insurance—0.4%
Platinum Underwriters Holdings Ltd. (Bermuda)	†	21,500	966,855

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Discovery Fund		Shares	Value

COMMON STOCKS—(Continued)
Internet & Catalog Retail—0.9%
PetMed Express, Inc.	†	57,500	$1,024,075
Shutterfly, Inc.	*†	24,700	865,241

			1,889,316

Internet Software & Services—1.1%
KIT Digital, Inc.	*†	76,752	1,231,102
Knot, Inc. (The)	*†	111,700	1,103,596

			2,334,698

Leisure Equipment & Products—0.5%
Eastman Kodak Co.	*†	193,600	1,037,696

Machinery—1.3%
Douglas Dynamics, Inc.	†	64,200	972,630
Force Protection, Inc.	*	169,200	932,292
Wabash National Corp.	*	79,600	943,260

			2,848,182

Marine—0.4%
Kirby Corp.	*	18,000	792,900

Metals & Mining—3.0%
Allied Nevada Gold Corp.	*†	32,300	849,813
Carpenter Technology Corp.	†	21,600	869,184
Jaguar Mining, Inc.	*†	123,200	878,416
Molycorp, Inc.	*†	15,400	768,460
New Gold, Inc. (Canada)	*	99,600	972,096
Sandstorm Resources Ltd. (Canada)	*Ω	1,345,500	1,082,571
Universal Stainless & Alloy Products, Inc.	*	29,900	935,272

			6,355,812

Oil, Gas & Consumable Fuels—3.7%
Berry Petroleum Co., Class A	†	17,700	773,490
BPZ Resources, Inc.	*†	207,600	988,176
Cloud Peak Energy, Inc.	*	30,000	696,900
Comstock Resources, Inc.	*	30,500	749,080
CVR Energy, Inc.	*	70,700	1,073,226
Karoon Gas Australia Ltd. (Australia)	*	104,165	782,879
Oilsands Quest, Inc. (Canada)	*†	2,571,100	1,080,119
Penn Virginia Corp.		40,500	681,210
Swift Energy Co.	*†	24,600	963,090

			7,788,170

Personal Products—0.6%
China-Biotics, Inc. (China)	*†	89,900	1,321,530

Pharmaceuticals—0.8%
Inspire Pharmaceuticals, Inc.	*†	68,000	571,200
Medicines Co. (The)	*	82,700	1,168,551

			1,739,751

Professional Services—0.6%
CRA International, Inc.	*†	50,300	1,182,553

Real Estate Investment Trusts (REITs)—2.1%
Anworth Mortgage Asset Corp. REIT		132,200	925,400
Capstead Mortgage Corp. REIT	†	71,700	902,703

		Shares	Value

CreXus Investment Corp. REIT	†	50,318	$659,166
Medical Properties Trust, Inc. REIT	†	98,500	1,066,755
MFA Financial, Inc. REIT		109,700	895,152

			4,449,176

Real Estate Management & Development—0.9%
Brasil Brokers Participacoes SA (Brazil)		167,900	965,931
General Shopping Brasil SA (Brazil)	*	90,600	714,430
Grubb & Ellis Co.	*†	254,200	322,834

			2,003,195

Semiconductors & Semiconductor Equipment—2.0%
Cabot Microelectronics Corp.	*†	24,600	1,019,670
Cymer, Inc.	*†	22,600	1,018,582
PMC—Sierra, Inc.	*	127,400	1,094,366
RDA Microelectronics, Inc. ADR (China)	*	71,400	1,041,012

			4,173,630

Software—1.2%
JDA Software Group, Inc.	*	39,600	1,108,800
Progress Software Corp.	*	20,400	863,328
TeleNav, Inc.	*	88,600	645,008

			2,617,136

Specialty Retail—1.0%
Cato Corp. (The), Class A		35,100	962,091
Hot Topic, Inc.		173,600	1,088,472

			2,050,563

Textiles, Apparel & Luxury Goods—1.0%
Carter’s, Inc.	*	32,500	959,075
Skechers U.S.A., Inc., Class A	*†	54,200	1,084,000

			2,043,075

Thrifts & Mortgage Finance—0.4%
Flushing Financial Corp.		65,500	917,000

Trading Companies & Distributors—2.8%
Applied Industrial Technologies, Inc.		26,200	850,976
H&E Equipment Services, Inc.	*†	89,700	1,037,829
RSC Holdings, Inc.	*	108,400	1,055,816
SeaCube Container Leasing Ltd.		74,800	1,051,688
TAL International Group, Inc.		30,453	940,084
Textainer Group Holdings Ltd.	†	35,100	999,999

			5,936,392

Water Utilities—0.4%
Companhia de Saneamento de Minas Gerais—Copasa MG (Brazil)		55,300	956,090

Wireless Telecommunication Services—0.4%
Leap Wireless International, Inc.	*†	78,300	959,958

TOTAL COMMON STOCKS
(Cost $80,338,268)			100,396,056

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Discovery Fund			Shares	Value

CONVERTIBLE PREFERRED STOCKS—0.8%
Leisure Equipment & Products—0.4%
Callaway Golf Co., Perpetual, Series B 7.500%			6,400	$845,888

Real Estate Management & Development—0.4%
Grubb & Ellis Co. 12.000%		*‡	5,800	517,058
Grubb & Ellis Co., Perpetual 12.000%		^	3,100	290,904

				807,962

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,456,181)				1,653,850

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—23.7%
Aerospace & Defense—0.4%
Boeing Co. (The)
1.875%	11/20/2012		$450,000	458,214
L-3 Communications Corp.
5.875%	01/15/2015		320,000	327,600

				785,814

Automobiles—0.2%
Volkswagen International Finance NV (Netherlands)
1.625%	08/12/2013	^	380,000	380,046

Beverages—1.5%
Anheuser-Busch InBev Worldwide, Inc.
9.750%	11/17/2015		BRL 1,030,000	632,891
2.500%	03/26/2013		470,000	481,214
Bottling Group LLC
6.950%	03/15/2014		250,000	289,915
Coca-Cola Co. (The)
0.750%	11/15/2013		910,000	898,844
Coca-Cola Enterprises, Inc.
1.125%	11/12/2013		530,000	525,202
Dr. Pepper Snapple Group, Inc.
1.700%	12/21/2011		380,000	383,484

				3,211,550

Biotechnology—0.1%
Celgene Corp.
2.450%	10/15/2015		290,000	281,999

Capital Markets—0.3%
Merrill Lynch & Co., Inc., Series C MTN
6.050%	08/15/2012		225,000	238,344
TD Ameritrade Holding Corp.
4.150%	12/01/2014		410,000	424,360

				662,704

Chemicals—0.5%
Dow Chemical Co. (The)
4.850%	08/15/2012		900,000	949,131
Praxair, Inc.
1.750%	11/15/2012		200,000	202,707

				1,151,838

Coupon Rate	Maturity Date		Face	Value

Commercial Banks—2.9%
Axis Bank Ltd. (India)
4.750%	05/02/2016	^	$490,000	$473,472
Bank of Nova Scotia (Canada)
2.250%	01/22/2013		410,000	417,675
BB&T Corp., Series A MTN
3.375%	09/25/2013		200,000	209,586
Commonwealth Bank of Australia (Australia)
2.400%	01/12/2012	^	300,000	305,122
HSBC Bank plc (United Kingdom)
1.625%	08/12/2013	^	400,000	400,850
KeyCorp MTN
3.750%	08/13/2015		230,000	231,001
National Australia Bank Ltd. (Australia)
2.550%	01/13/2012	^	300,000	305,624
0.986%	11/08/2013	#^	520,000	519,701
Royal Bank of Canada (Canada)
1.125%	01/15/2014		600,000	592,134
Sparebanken 1 Boligkreditt (Norway)
1.250%	10/25/2013	^	250,000	248,492
Union Bank NA, Bank Note
2.125%	12/16/2013		530,000	529,454
US Bancorp
4.200%	05/15/2014		500,000	534,528
Wells Fargo & Co.
5.300%	08/26/2011		430,000	443,271
Wells Fargo & Co., Series I MTN
3.750%	10/01/2014		240,000	250,751
Westpac Banking Corp. (Australia)
0.840%	04/08/2013	#^	750,000	752,350

				6,214,011

Commercial Services & Supplies—0.1%
Corrections Corp. of America
6.250%	03/15/2013		295,000	299,425

Communications Equipment—0.2%
Cisco Systems, Inc.
5.250%	02/22/2011		400,000	402,519

Computers & Peripherals—0.4%
Hewlett-Packard Co.
4.250%	02/24/2012		150,000	155,923
2.250%	05/27/2011		300,000	302,624
Seagate Technology HDD Holdings (Cayman Islands)
6.800%	10/01/2016		350,000	353,500

				812,047

Consumer Finance—1.0%
American Express Credit Corp.
5.125%	08/25/2014		300,000	323,725
American Honda Finance Corp.
2.375%	03/18/2013	^	200,000	203,471
Caterpillar Financial Services Corp. MTN
5.750%	02/15/2012		275,000	290,327
Ford Motor Credit Co. LLC
7.000%	10/01/2013		225,000	241,373
International Lease Finance Corp.
6.500%	09/01/2014	^	200,000	213,000
John Deere Capital Corp., Series D MTN
0.989%	01/18/2011	#	430,000	430,152
PACCAR Financial Corp. MTN
0.716%	04/05/2013	#	360,000	360,160

				2,062,208

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Diversified Consumer Services—0.1%
Yale University, Series B MTN
2.900%	10/15/2014		$200,000	$206,470

Diversified Financial Services—1.9%
Bank of America Corp. MTN
4.900%	05/01/2013		225,000	234,716
Citigroup, Inc.
6.000%	12/13/2013		175,000	191,358
5.300%	10/17/2012		175,000	185,411
CME Group, Inc.
5.400%	08/01/2013		200,000	220,357
Equifax, Inc.
4.450%	12/01/2014		80,000	84,280
General Electric Capital Corp.
5.900%	05/13/2014		260,000	287,978
2.800%	01/08/2013		400,000	409,120
General Electric Capital Corp. MTN
1.139%	01/15/2013	#	300,000	301,139
General Electric Capital Corp., Series A
3.750%	11/14/2014		390,000	403,512
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.750%	01/15/2016		360,000	361,800
IPIC Ltd. MTN (Cayman Islands)
3.125%	11/15/2015	^	250,000	244,948
JPMorgan Chase & Co.
4.750%	05/01/2013		350,000	374,930
NASDAQ OMX Group, Inc. (The)
4.000%	01/15/2015		460,000	468,636
National Rural Utilities Cooperative Finance Corp.
1.125%	11/01/2013		215,000	212,662

				3,980,847

Diversified Telecommunication Services—1.3%
BellSouth Corp.
4.750%	11/15/2012		600,000	640,308
Cellco Partnership/Verizon Wireless Capital LLC
5.550%	02/01/2014		100,000	110,349
3.750%	05/20/2011		300,000	303,706
Deutsche Telekom International Finance BV (Netherlands)
5.375%	03/23/2011		400,000	404,069
Frontier Communications Corp.
6.250%	01/15/2013		130,000	137,800
Telefonica Emisiones SAU (Spain)
2.582%	04/26/2013		490,000	490,668
Telstra Corp. Ltd. MTN (Australia)
6.375%	06/29/2011		EUR 420,000	575,457

				2,662,357

Electric Utilities—2.1%
Alabama Power Co., Series HH
5.100%	02/01/2011		265,000	265,901
Commonwealth Edison Co., Series 105
5.400%	12/15/2011		500,000	521,629
Consumers Energy Co., Series D
5.375%	04/15/2013		275,000	297,029
Duke Energy Carolinas LLC
6.250%	01/15/2012		400,000	422,383
Georgia Power Co.
1.300%	09/15/2013		460,000	460,970

Coupon Rate	Maturity Date		Face	Value

Midamerican Energy Holdings Co.
3.150%	07/15/2012		$300,000	$309,092
Mirant Americas Generation LLC
8.300%	05/01/2011		315,000	320,513
NextEra Energy Capital Holdings, Inc.
5.625%	09/01/2011		280,000	288,637
Pacific Gas & Electric Co.
4.200%	03/01/2011		850,000	854,856
Public Service Electric & Gas Co., Series B MTN
5.125%	09/01/2012		700,000	746,769

				4,487,779

Electronic Equipment, Instruments & Components—0.1%
Thermo Fisher Scientific, Inc.
2.150%	12/28/2012		220,000	223,892

Energy Equipment & Services—0.2%
Korea National Oil Corp. (Korea, Republic of)
2.875%	11/09/2015	^	500,000	481,177

Food & Staples Retailing—0.3%
Costco Wholesale Corp.
5.300%	03/15/2012		300,000	315,704
Safeway, Inc.
5.800%	08/15/2012		350,000	376,824

				692,528

Food Products—1.4%
Campbell Soup Co.
6.750%	02/15/2011		485,000	488,574
General Mills, Inc.
5.250%	08/15/2013		750,000	824,880
Kellogg Co., Series B
6.600%	04/01/2011		400,000	406,043
Kraft Foods, Inc.
5.250%	10/01/2013		140,000	153,147
2.625%	05/08/2013		140,000	144,060
Wm. Wrigley Jr Co.
1.678%	06/28/2011	#^	890,000	890,538

				2,907,242

Health Care Equipment & Supplies—0.3%
Covidien International Finance SA (Luxembourg)
1.875%	06/15/2013		360,000	364,528
Stryker Corp.
3.000%	01/15/2015		300,000	306,808

				671,336

Health Care Providers & Services—0.3%
Express Scripts, Inc.
5.250%	06/15/2012		350,000	369,538
UnitedHealth Group, Inc.
5.250%	03/15/2011		300,000	302,557

				672,095

Hotels, Restaurants & Leisure—0.2%
McDonald’s Corp., Series G MTN
5.750%	03/01/2012		400,000	420,964

Household Durables—0.2%
Fortune Brands, Inc.
3.000%	06/01/2012		420,000	426,445

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Independent Power Producers & Energy Traders—0.0%
Dynegy Holdings, Inc.
6.875%	04/01/2011		$85,000	$85,213

Industrial Conglomerates—0.2%
3M Co., Series E MTN
4.500%	11/01/2011		450,000	466,041

Insurance—1.3%
Aflac, Inc.
3.450%	08/15/2015		160,000	162,722
Allstate Corp. (The)
6.200%	05/16/2014		300,000	339,533
Berkshire Hathaway Finance Corp.
4.000%	04/15/2012		150,000	156,047
Berkshire Hathaway, Inc.
0.716%	02/11/2013	#	400,000	402,235
MetLife, Inc.
2.375%	02/06/2014		190,000	191,043
Metropolitan Life Global Funding I
0.689%	07/13/2011	#^	690,000	690,891
New York Life Global Funding
0.427%	06/16/2011	#^	500,000	500,411
Prudential Financial, Inc., Series D MTN
3.625%	09/17/2012		355,000	368,577

				2,811,459

Internet & Catalog Retail—0.2%
eBay, Inc.
1.625%	10/15/2015		410,000	393,854

IT Services—0.9%
International Business Machines Corp.
4.950%	03/22/2011		400,000	403,861
2.100%	05/06/2013		730,000	748,148
1.000%	08/05/2013		750,000	747,736

				1,899,745

Life Sciences Tools & Services—0.2%
Howard Hughes Medical Institute
3.450%	09/01/2014		400,000	422,573

Media—0.3%
DISH DBS Corp.
6.375%	10/01/2011		290,000	299,425
Time Warner, Inc.
3.150%	07/15/2015		160,000	162,734
Viacom, Inc.
4.375%	09/15/2014		200,000	213,106

				675,265

Metals & Mining—0.3%
Steel Dynamics, Inc.
7.375%	11/01/2012		290,000	307,400
Vedanta Resources plc (United Kingdom)
8.750%	01/15/2014	^	200,000	214,500

				521,900

Coupon Rate	Maturity Date		Face	Value

Oil, Gas & Consumable Fuels—1.5%
Chevron Corp.
3.450%	03/03/2012		$600,000	$619,296
ConocoPhillips
4.750%	02/01/2014		200,000	217,408
Kinder Morgan, Inc.
6.500%	09/01/2012		250,000	264,375
Newfield Exploration Co.
6.625%	04/15/2016		180,000	185,850
Rockies Express Pipeline LLC
3.900%	04/15/2015	^	290,000	287,116
Shell International Finance BV (Netherlands)
5.625%	06/27/2011		600,000	614,561
1.875%	03/25/2013		270,000	274,221
Sonat, Inc.
7.625%	07/15/2011		250,000	257,340
XTO Energy, Inc.
7.500%	04/15/2012		390,000	422,494

				3,142,661

Paper & Forest Products—0.1%
Georgia-Pacific LLC
7.000%	01/15/2015	^	174,000	181,395

Pharmaceuticals—1.1%
Abbott Laboratories
5.600%	05/15/2011		400,000	407,914
Eli Lilly & Co.
3.550%	03/06/2012		100,000	103,204
Merck & Co., Inc.
1.875%	06/30/2011		600,000	604,847
Novartis Capital Corp.
4.125%	02/10/2014		100,000	106,797
1.900%	04/24/2013		370,000	376,117
Wyeth
6.950%	03/15/2011		700,000	709,056

				2,307,935

Real Estate Investment Trusts (REITs)—0.5%
Health Care REIT, Inc.
6.000%	11/15/2013		370,000	405,365
Simon Property Group LP
4.200%	02/01/2015		90,000	94,194
Vornado Realty LP
4.250%	04/01/2015		470,000	474,924

				974,483

Software—0.8%
Microsoft Corp.
2.950%	06/01/2014		500,000	520,911
0.875%	09/27/2013		610,000	606,979
Oracle Corp.
3.750%	07/08/2014		480,000	510,600

				1,638,490

Tobacco—0.1%
Reynolds American, Inc.
1.002%	06/15/2011	#	280,000	280,371

Trading Companies & Distributors—0.0%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.
7.125%	05/20/2016		50,000	52,000

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Wireless Telecommunication Services—0.2%
America Movil SAB de CV (Mexico)
3.625%	03/30/2015		$130,000	$134,320
Sprint Capital Corp.
8.375%	03/15/2012		270,000	286,875

				421,195

TOTAL CORPORATE OBLIGATIONS
(Cost $49,639,093)				50,371,873

MORTGAGE-RELATED SECURITIES—4.7%
Commercial Mortgage-Backed Securities—0.2%
Extended Stay America Trust, Series 2010-ESHA, Class A
2.951%	11/05/2027	^	509,183	501,362

U.S. Government Agency Mortgage-Backed Securities—3.6%
Federal Home Loan Mortgage Corp.
6.000%	11/01/2022	‡‡	272,287	297,389
Federal National Mortgage Association
3.500%	12/01/2020		743,075	770,012
Government National Mortgage Association, Series 2005-58, Class NJ
4.500%	08/20/2035		429,327	440,582
National Credit Union Administration Guaranteed Notes, Series 2010-C1, Class A1
1.600%	10/29/2020		472,381	463,237
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 1A
0.715%	10/07/2020	#	844,372	843,316
National Credit Union Administration Guaranteed Notes, Series 2010-R2, Class 1A
0.635%	11/06/2017	#	2,033,026	2,032,396
National Credit Union Administration Guaranteed Notes, Series 2010-R3, Class 1A
0.824%	12/08/2020	#	2,800,000	2,796,500

				7,643,432

U.S. Non-Agency Mortgage-Backed Securities—0.9%
Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A
3.189%	12/19/2035	#	878,361	655,420
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
2.110%	03/25/2044	#	1,139,784	1,051,451
WaMu Mortgage Pass Through Certificates, Series 2006-AR12, Class 1A1
5.974%	10/25/2036	#	219,397	203,388

				1,910,259

TOTAL MORTGAGE-RELATED SECURITIES
(Cost $10,323,304)				10,055,053

CONVERTIBLE DEBT OBLIGATIONS—0.0%
Oil, Gas & Consumable Fuels—0.0%
Rentech, Inc.
4.000%	04/15/2013
(Cost $111,601)			148,000	133,940

Coupon Rate	Maturity Date		Face	Value

U.S. TREASURY OBLIGATIONS—10.4%
U.S. Treasury Bills—6.1%
U.S. Treasury Bill
0.213%	09/22/2011		$13,000,000	$12,980,136

U.S. Treasury Notes—4.3%
U.S. Treasury Note
1.375%	05/15/2013		450,000	456,542
1.000%	07/15/2013		20,000	20,101
0.875%	03/31/2011	‡‡	2,000,000	2,003,594
0.750%	09/15/2013		1,620,000	1,615,064
0.625%	07/31/2012		2,500,000	2,507,215
0.375%	08/31/2012		2,480,000	2,475,933

				9,078,449

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $22,048,284)				22,058,585

GOVERNMENT RELATED OBLIGATIONS—8.3%
U.S. Government Agencies—6.6%
Federal Farm Credit Bank
1.375%	06/25/2013		1,250,000	1,267,056
0.215%	12/08/2011	#	1,500,000	1,499,876
Federal Home Loan Bank
5.375%	08/19/2011	‡‡	3,000,000	3,094,197
2.250%	04/13/2012	‡‡	1,500,000	1,534,416
1.625%	09/26/2012		1,500,000	1,527,006
Federal National Mortgage Association
1.875%	04/20/2012		1,000,000	1,018,240
1.375%	04/28/2011		1,000,000	1,003,924
1.350%	08/16/2013		1,500,000	1,501,230
1.000%	11/23/2011	‡‡	1,500,000	1,508,851

				13,954,796

U.S. Government Agencies-U.S. Government Guaranteed Bank Debt—0.8%
Wells Fargo & Co.
3.000%	12/09/2011		1,250,000	1,280,345
Western Corporate Federal Credit Union
1.750%	11/02/2012		350,000	356,489

				1,636,834

Sovereign Debt—0.3%
Indonesia Government International Bond, Reg S (Indonesia)
10.375%	05/04/2014		220,000	274,450
Malaysia Government International Bond (Malaysia)
7.500%	07/15/2011		450,000	464,800

				739,250

U.S. Municipal Bonds—0.4%
Citizens Property Insurance Corp. Revenue Bonds, Series 2009 A-1 (Florida)
5.000%	03/01/2013		150,000	156,435
Kentucky Asset Liability Commission Revenue Bonds (Kentucky)
3.165%	04/01/2018		500,000	480,610
University of California Revenue Bonds (California)
1.988%	05/15/2050	#	180,000	179,138

				816,183

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value

GOVERNMENT RELATED OBLIGATIONS—(Continued)
Non-U.S. Regional Authority Bonds—0.2%
Caisse Centrale Desjardins du Quebec (Canada)
1.700%	09/16/2013	^	$450,000	$449,760

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $17,418,391)				17,596,823

ASSET-BACKED SECURITIES—1.2%
Automobile—0.5%
Ford Credit Auto Owner Trust Series 2009-D, Class A2
1.210%	01/15/2012		26,500	26,507
Hyundai Capital Auto Funding Ltd. (Cayman Islands) Series 2010-8A, Class A
1.261%	09/20/2016	#^	950,000	937,745
Nissan Auto Lease Trust Series 2009-B, Class A2
1.220%	09/15/2011		85,786	85,842

				1,050,094

Student Loan—0.7%
National Credit Union Administration Guaranteed Notes Series 2010-A1, Class A
0.611%	12/07/2020	#	1,500,000	1,501,575

TOTAL ASSET-BACKED SECURITIES
(Cost $2,558,093)				2,551,669

			Shares	Value
WARRANTS—0.0%
Metals & Mining—0.0%
Sandstorm Resources Ltd. (Canada), Expires 10/19/2015, Strike CAD 1.00		*Ω	189,250	58,052

Oil, Gas & Consumable Fuels—0.0%
Oilsands Quest, Inc., Expires 05/12/2011, Strike $1.10		*	163,100	8,123

TOTAL WARRANTS
(Cost $—)				66,175

CASH EQUIVALENTS—12.3%
Institutional Money Market Funds—12.3%
Dreyfus Institutional Cash Advantage Fund, 0.18%		¥††	3,600,000	3,600,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.25%			¥6,420,517	6,420,517
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.25%		¥††	1,662,643	1,662,643

		Shares	Value

Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.23%	¥††	3,600,000	$3,600,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.19%	¥††	3,600,000	3,600,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.21%	¥††	3,600,000	3,600,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.20%	¥††	3,600,000	3,600,000

TOTAL CASH EQUIVALENTS
(Cost $26,083,160)			26,083,160

TOTAL INVESTMENTS—108.6%
(Cost $209,976,375)			230,967,184
Other assets less liabilities—(8.6%)			(18,197,226)

NET ASSETS—100.0%			$212,769,958

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
BRL	Brazilian Real
EUR	European Monetary Unit
MTN	Medium Term Note
Reg S	Security purchased outside the United States and is not registered under the Securities Act of 1933. This security may be resold in the United States only if the offer and sale are made pursuant to such registration or are exempt from registration.
REIT	Real Estate Investment Trust
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities amounted to $9,472,875, which represents 4.5% of Net Assets.
#	Rate is subject to change. Rate shown reflects current rate.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Notes to the Schedule of Investments (Continued):

Ω	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A issues) at period end amounted to $1,140,623, which represents 0.5% of Net Assets.

Additional Information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
Sandstorm Resources Ltd.	10/06/2010 - 12/06/2010	$990,687
Sandstorm Resources Ltd. (Warrant)	10/19/2010	$—

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2010

Vantagepoint International Fund		Shares	Value

COMMON STOCKS—95.9%
Australia—5.3%
Australia & New Zealand Banking Group Ltd.		48,700	$1,163,205
Boart Longyear Group	†	1,884,059	8,800,913
Coca-Cola Amatil Ltd.		31,829	353,933
Cochlear Ltd.	†	29,000	2,387,267
CSL Ltd.		112,300	4,168,825
Foster’s Group Ltd.		567,253	3,297,608
Iluka Resources Ltd.	*	322,900	3,016,581
Mount Gibson Iron Ltd.	*	660,900	1,437,325
Newcrest Mining Ltd.		144,200	5,981,213
QBE Insurance Group Ltd.	†	580,374	10,778,182
Telstra Corp. Ltd.		3,566,065	10,173,697
Wesfarmers Ltd.	†	271,451	8,892,534
Woodside Petroleum Ltd.		100,408	4,373,835

			64,825,118

Belgium—0.8%
Anheuser-Busch InBev NV		40,430	2,310,122
Colruyt SA		80,000	4,068,236
Compagnie Nationale a Portefeuille		50,800	2,485,791
KBC Groep NV	*	20,600	701,897

			9,566,046

Brazil—1.5%
Cia de Bebidas das Americas ADR		51,000	1,582,530
Cia de Concessoes Rodoviarias		78,500	2,217,861
CPFL Energia SA ADR		23,100	1,774,311
Investimentos Itau SA		338,044	2,688,061
Petroleo Brasileiro SA ADR		133,800	4,571,946
Redecard SA		164,900	2,091,051
Vale SA ADR		96,000	2,901,120

			17,826,880

Canada—3.9%
Agnico-Eagle Mines Ltd.		26,900	2,072,352
Avenir Diversified Income Trust		351,300	2,176,414
Barrick Gold Corp.		19,900	1,063,148
BCE, Inc.		210,400	7,478,162
Canadian National Railway Co.		14,454	960,757
Canadian Pacific Railway Ltd.		67,603	4,381,350
Centerra Gold, Inc.		69,000	1,376,808
Delphi Energy Corp.	*	566,200	1,235,697
Dundee Real Estate Investment Trust REIT		179,000	5,436,790
Loblaw Cos. Ltd.		26,400	1,071,878
Magna International, Inc.		50,000	2,610,379
Metro, Inc., Class A		32,500	1,477,421
Neo Material Technologies, Inc.	*	367,600	2,898,505
Research In Motion Ltd.	*	17,100	998,690
Rogers Communications, Inc., Class B		69,000	2,401,086
Sears Canada, Inc.		128,600	2,478,101
Sherritt International Corp.		136,000	1,158,524
Suncor Energy, Inc.		85,400	3,287,853

		Shares	Value

Wajax Corp.		58,900	$2,182,315
West Fraser Timber Co. Ltd.		22,400	1,055,231

			47,801,461

Chile—0.2%
Enersis SA ADR		105,700	2,454,354

China—1.6%
Baidu, Inc. ADR	*	36,350	3,508,866
China Construction Bank Corp., H Shares		6,593,917	5,907,141
China Life Insurance Co. Ltd., H Shares	†	460,113	1,873,403
China Shipping Development Co. Ltd., H Shares		812,000	1,081,043
Ctrip.com International Ltd. ADR	*	48,889	1,977,560
E-Commerce China Dangdang, Inc. ADR	*†	790	21,385
Hengan International Group Co. Ltd.		107,500	926,862
Industrial & Commercial Bank of China, H Shares		3,534,715	2,631,423
Tencent Holdings Ltd.		28,200	612,206
Want Want China Holdings Ltd.		1,778,000	1,557,108
Youku.com, Inc. ADR	*†	677	23,702

			20,120,699

Czech Republic—0.1%
CEZ AS		35,830	1,496,122

Denmark—0.5%
Danske Bank A/S	*	29,953	768,156
Novo Nordisk A/S, Class B		51,600	5,813,489

			6,581,645

Finland—0.2%
Kesko Oyj, Class B		42,600	1,990,703

France—9.8%
BNP Paribas		45,749	2,913,579
Carrefour SA		234,644	9,674,908
Cie de Saint-Gobain		216,743	11,163,397
Cie Generale d’Optique Essilor International SA		62,000	3,994,694
Danone SA		55,208	3,471,298
France Telecom SA		534,797	11,191,013
GDF Suez		89,400	3,210,795
L’Oreal SA		74,932	8,331,766
LVMH Moet Hennessy Louis Vuitton SA		11,253	1,853,410
Natixis	*	342,412	1,601,712
Pernod-Ricard SA		60,831	5,725,937
Publicis Groupe SA		22,985	1,199,380
Renault SA	*	24,710	1,438,416
Safran SA		69,111	2,449,862
Sanofi-Aventis SA		225,185	14,436,694
Schneider Electric SA		8,112	1,216,273
Societe BIC SA		14,183	1,219,295
Societe Generale		166,179	8,941,507
Total SA		216,780	11,546,175
Unibail-Rodamco SE (Paris Exchange) REIT		19,682	3,896,974

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint International Fund		Shares	Value

COMMON STOCKS—(Continued)
Valeo SA	*	56,900	$3,229,404
Vallourec SA		8,480	891,572
Vinci SA		61,066	3,323,050
Zodiac Aerospace		29,692	2,232,641

			119,153,752

Germany—5.7%
Adidas AG		79,867	5,195,246
Allianz SE (Registered)		18,500	2,198,076
BASF SE		104,252	8,319,566
Bayer AG		83,363	6,179,438
Brenntag AG	*	7,865	800,959
Daimler AG (Registered)	*	172,631	11,680,983
Hannover Rueckversicherung AG (Registered)		132,029	7,082,618
Lanxess AG		20,563	1,616,806
Linde AG		27,965	4,230,499
Muenchener Rueckversicherungs AG (Registered)		12,959	1,962,689
Rhoen Klinikum AG		20,986	461,919
RWE AG		138,736	9,266,096
SAP AG		85,000	4,335,198
Siemens AG (Registered)		47,860	5,928,601

			69,258,694

Greece—0.3%
Hellenic Petroleum SA		238,538	1,871,196
Motor Oil Hellas Corinth Refineries SA		63,400	636,194
Public Power Corp. SA		41,125	591,422

			3,098,812

Hong Kong—6.6%
AIA Group Ltd.	*	1,361,800	3,828,135
Bank of East Asia Ltd.		112,000	468,671
Beijing Enterprises Holdings Ltd.	†	508,399	3,151,088
Belle International Holdings Ltd.		1,209,000	2,042,135
BOC Hong Kong Holdings Ltd.		451,954	1,536,881
Cheung Kong Holdings Ltd.		179,300	2,763,278
China Merchants Holdings International Co. Ltd.		643,714	2,541,014
China Mobile Ltd.		617,000	6,117,469
China Overseas Land & Investment Ltd.		473,983	876,285
China Resources Land Ltd.		492,000	898,536
China Resources Power Holdings Co. Ltd.	†	768,000	1,390,064
Chow Sang Sang Holdings International Ltd.		447,000	1,092,660
CLP Holdings Ltd.		480,000	3,897,473
CNOOC Ltd.		2,511,000	5,977,002
Esprit Holdings Ltd.		531,027	2,526,043
Galaxy Entertainment Group Ltd.	*†	216,500	244,893
Hang Seng Bank Ltd.		92,425	1,518,574
Henderson Land Development Co. Ltd.		364,899	2,485,555

		Shares	Value

Hong Kong & China Gas Co. Ltd.		813,000	$1,915,686
Hong Kong Exchanges and Clearing Ltd.		237,900	5,393,829
Hongkong Electric Holdings Ltd.	†	66,500	419,191
Hongkong Land Holdings Ltd.		442,770	3,196,077
Huabao International Holdings Ltd.		1,689,707	2,733,057
Hutchison Whampoa Ltd.		83,000	853,846
Jardine Matheson Holdings Ltd.		40,000	1,759,262
Lerado Group Holdings Co.		7,868,000	1,477,025
Li & Fung Ltd.	^	62,000	359,726
Li & Fung Ltd.		474,000	2,750,161
Luk Fook Holdings International Ltd.		487,000	1,700,518
New World Development Ltd.		586,496	1,100,383
NWS Holdings Ltd.		1,069,294	1,622,849
Sino Land Co. Ltd.		1,429,300	2,670,687
Sun Hung Kai Properties Ltd.		188,900	3,134,154
Wheelock & Co. Ltd.		1,543,000	6,239,315

			80,681,522

India—0.3%
Axis Bank Ltd., Reg S GDR	†	104,277	3,185,846

Indonesia—0.2%
Perusahaan Gas Negara PT		4,911,000	2,409,396

Ireland—1.1%
Accenture plc, Class A		18,694	906,472
Experian plc		415,881	5,179,907
Shire plc		74,059	1,785,729
WPP plc		488,755	6,042,307

			13,914,415

Italy—2.5%
Banca Generali SpA		81,223	986,193
DiaSorin SpA		77,334	3,327,868
Enel SpA		632,118	3,167,553
ENI SpA		284,413	6,233,556
Intesa Sanpaolo SpA		3,554,364	9,662,973
Saipem SpA		129,944	6,415,710
Sorin SpA	*	505,648	1,160,292

			30,954,145

Japan—18.6%
Aeon Mall Co. Ltd.		116,500	3,116,445
Alps Electric Co. Ltd.		125,000	1,442,605
Canon, Inc.	†	352,300	18,095,987
Chugai Pharmaceutical Co. Ltd.		167,200	3,061,515
Daikin Industries Ltd.		98,000	3,461,910
Daito Trust Construction Co. Ltd.		80,300	5,487,902
Denso Corp.		103,000	3,541,024
FANUC CORP.		32,500	4,967,831
FCC Co. Ltd.		52,200	1,212,385
Fujitsu Ltd.		803,000	5,563,465
Geo Corp.		1,145	1,301,276

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint International Fund		Shares	Value

COMMON STOCKS—(Continued)
Hirose Electric Co. Ltd.		30,600	$3,438,590
Hitachi Capital Corp.		93,300	1,436,787
Hitachi Ltd.		429,000	2,277,634
Honda Motor Co. Ltd.		219,312	8,655,979
HOYA Corp.		164,900	3,987,149
INPEX Corp.		381	2,224,808
ITOCHU Corp.		284,000	2,861,511
Kao Corp.		482,300	12,961,853
KDDI Corp.		1,150	6,631,750
Keihin Corp.		87,300	1,957,896
Keyence Corp.		14,720	4,247,236
Komatsu Ltd.		126,600	3,810,263
Marubeni Corp.		163,000	1,141,129
Mitsubishi Chemical Holdings Corp.		569,000	3,843,518
Mitsubishi Corp.		123,900	3,339,321
Mitsubishi Estate Co. Ltd.		208,000	3,844,092
Mitsubishi UFJ Lease & Finance Co. Ltd.		30,500	1,203,855
Mitsui & Co. Ltd.		681,400	11,211,696
Miyazaki Bank Ltd. (The)		325,000	862,571
Mizuho Financial Group, Inc.		608,722	1,141,886
Nichirei Corp.		264,000	1,215,899
Nintendo Co. Ltd.		12,900	3,766,177
Nippon Shokubai Co. Ltd.		105,000	1,082,696
Nippon Telegraph & Telephone Corp.		121,121	5,515,585
Nissan Motor Co. Ltd.		142,400	1,347,083
Nitto Denko Corp.		29,500	1,383,573
Okinawa Electric Power Co., Inc. (The)		24,400	1,215,279
Seven & I Holdings Co. Ltd.		468,100	12,453,400
Shimamura Co. Ltd.		27,000	2,499,105
Shin-Etsu Chemical Co. Ltd.		81,900	4,414,129
Ship Healthcare Holdings, Inc.		79,100	1,034,837
Siix Corp.	†	222,900	2,611,330
Softbank Corp.		76,800	2,648,098
Sumitomo Corp.		588,700	8,287,289
Sumitomo Mitsui Financial Group, Inc.		101,291	3,586,424
Sumitomo Rubber Industries Ltd.		102,000	1,060,948
Takeda Pharmaceutical Co. Ltd.		285,900	14,045,075
Tokio Marine Holdings, Inc.		359,700	10,685,771
Toyota Motor Corp.		283,700	11,168,828
Unipres Corp.	†	137,300	2,726,385
Yorozu Corp.		61,000	1,091,034

			226,170,814

Kazakhstan—0.1%
KazMunaiGas Exploration Production GDR	†	80,300	1,592,489

Korea, Republic of—2.0%
GS Holdings	*	28,600	1,640,278
Hyundai Motor Co.		38,600	5,893,429
KB Financial Group, Inc.	*	29,466	1,549,747
Kia Motors Corp.		178,700	7,960,024
Korea Kumho Petrochemical	*	21,800	1,732,088
KT&G Corp.		46,582	2,655,901

		Shares	Value

Samyang Corp.	*	2,617	$160,761
SK C&C Co. Ltd.		12,900	989,490
Woori Finance Holdings Co. Ltd.	*	168,700	2,298,624

			24,880,342

Macau—1.0%
Sands China Ltd.	*	3,673,996	8,076,640
Wynn Macau Ltd.	^	4,900	10,967
Wynn Macau Ltd.		1,722,700	3,855,630

			11,943,237

Malaysia—0.1%
Maxis Bhd		973,700	1,674,134

Mexico—0.2%
Grupo Mexico SAB de CV	†	595,500	2,451,435

Netherlands—3.2%
Aegon NV	*	168,553	1,031,827
Akzo Nobel NV		40,493	2,519,350
ASML Holding NV		156,060	5,985,202
ING Groep NV CVA	*	306,427	2,989,404
Koninklijke Ahold NV		354,063	4,677,228
Reed Elsevier NV		551,310	6,825,357
Royal Dutch Shell plc, Class A		399,747	13,245,919
TNT NV		65,102	1,721,664

			38,995,951

Peru—0.1%
Credicorp Ltd.		10,856	1,290,887

Philippines—0.2%
Philippine Long Distance Telephone Co. ADR		34,400	2,004,488

Russia—0.3%
Gazprom OAO ADR		77,380	1,968,547
Lukoil OAO ADR		23,500	1,344,670

			3,313,217

Singapore—2.2%
Biosensors International Group Ltd.	*	3,575,800	3,154,740
City Developments Ltd.		80,300	786,998
DBS Group Holdings Ltd.		394,155	4,399,384
Genting Singapore plc	*	875,658	1,497,995
Oceanus Group Ltd.	*	4,111,800	977,358
Oversea-Chinese Banking Corp. Ltd.		208,900	1,608,312
Singapore Telecommunications Ltd.		2,082,000	4,947,545
United Overseas Bank Ltd.		645,700	9,163,109

			26,535,441

South Africa—0.5%
African Bank Investments Ltd.		267,514	1,574,269
Sasol Ltd.		52,266	2,747,681
Tiger Brands Ltd.		57,164	1,681,747

			6,003,697

Spain—3.4%
Amadeus IT Holding SA, Class A	*	70,566	1,482,956

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint International Fund		Shares	Value

COMMON STOCKS—(Continued)
Amadeus IT Holding SA, Class A	*^	42,496	$893,061
Banco Santander SA		410,929	4,378,759
Construcciones y Auxiliar de Ferrocarriles SA		4,061	2,123,623
Iberdrola SA	†	1,257,970	9,753,748
Inditex SA		100,055	7,489,422
Telefonica SA		606,701	13,850,918
Viscofan SA		37,971	1,440,034

			41,412,521

Sweden—1.7%
Hennes & Mauritz AB, Class B		116,000	3,863,387
Investor AB, Class B		251,836	5,388,848
NCC AB, Class B		58,888	1,297,255
Nordea Bank AB		306,600	3,333,615
Sandvik AB		111,470	2,174,998
Skandinaviska Enskilda Banken AB, Class A		343,187	2,865,346
Skanska AB, Class B		62,985	1,248,660

			20,172,109

Switzerland—6.3%
ABB Ltd. (Registered)	*	237,596	5,305,021
Adecco SA (Registered)	†	63,815	4,184,947
Clariant AG	*	188,821	3,825,967
Compagnie Financiere Richemont SA (A Bearer Shares)		42,682	2,509,865
GAM Holding AG	*	164,474	2,718,711
Nestle SA (Registered)		220,254	12,903,288
Nobel Biocare Holding AG (Registered)		72,000	1,358,013
Novartis AG (Registered)		336,357	19,799,859
Panalpina Welttransport Holding AG	*	22,300	2,877,729
Roche Holding AG (Registered)		590	90,207
SGS SA (Registered)		2,500	4,195,924
Swatch Group AG (The) (Bearer)		8,586	3,828,245
Xstrata plc		252,859	5,991,825
Zurich Financial Services AG (Registered)		28,213	7,306,228

			76,895,829

Taiwan—0.6%
Asustek Computer, Inc.		82,200	780,696
Chunghwa Telecom Co. Ltd.		830,363	2,112,033
MediaTek, Inc.		103,187	1,476,933
Taiwan Semiconductor Manufacturing Co. Ltd.		1,298,000	3,159,721

			7,529,383

Thailand—0.2%
PTT PCL	‡	233,800	2,478,058

Turkey—0.4%
Coca-Cola Icecek AS		20,620	271,704
Tupras Turkiye Petrol Rafine		75,612	1,887,944

				Shares	Value

Turkcell Iletisim Hizmet AS				219,379	$1,497,966
Turkiye Garanti Bankasi AS				286,152	1,445,180

					5,102,794

United Kingdom—13.8%
3i Group plc				444,140	2,281,698
Aggreko plc				180,731	4,182,052
Anglo American plc				117,754	6,160,053
AstraZeneca plc (London Exchange)				138,099	6,293,817
Aviva plc				1,050,898	6,459,753
BG Group plc				214,000	4,341,064
BHP Billiton plc				56,900	2,289,198
BP plc				2,144,684	15,808,427
BT Group plc, Class A				860,980	2,445,374
Cairn Energy plc		*		615,660	4,041,908
Centrica plc				849,000	4,398,950
Debenhams plc		*		4,067,463	4,508,579
Drax Group plc				156,000	898,574
Enterprise Inns plc		*		1,017,399	1,877,907
GlaxoSmithKline plc				883,447	17,132,635
HSBC Holdings plc (London Exchange)				368,300	3,764,093
Imperial Tobacco Group plc				124,437	3,825,169
Intermediate Capital Group plc				1,106,732	5,765,698
Kingfisher plc				1,086,553	4,476,317
Legal & General Group plc				1,180,963	1,788,626
Reckitt Benckiser Group plc				70,800	3,895,067
Rio Tinto plc				32,452	2,313,238
Smith & Nephew plc				394,900	4,169,716
Standard Chartered plc (London Exchange)				207,980	5,614,579
Tesco plc				2,323,141	15,404,890
Unilever plc				469,125	14,409,794
Vodafone Group plc				6,253,590	16,416,652
Wm Morrison Supermarkets plc				850,000	3,551,362

					168,515,190

United States—0.4%
Brookfield Properties Corp.				65,000	1,147,943
Synthes, Inc.				27,200	3,671,378

					4,819,321

TOTAL COMMON STOCKS
(Cost $1,054,177,541)					1,169,100,947

CASH EQUIVALENTS—6.5%
Institutional Money Market Funds—6.5%
Dreyfus Institutional Cash Advantage Fund, 0.18%	¥	†	†	6,400,000	6,400,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.25%	¥			44,279,435	44,279,435

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint International Fund				Shares	Value

CASH EQUIVALENTS—(Continued)
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.25%	¥	†	†	3,145,030	$3,145,030
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.23%	¥	†	†	6,400,000	6,400,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.19%	¥	†	†	6,400,000	6,400,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.21%	¥	†	†	6,400,000	6,400,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.20%	¥	†	†	6,400,000	6,400,000
TOTAL CASH EQUIVALENTS
(Cost $79,424,465)					79,424,465

TOTAL INVESTMENTS—102.4%
(Cost $1,133,602,006)					1,248,525,412
Other assets less liabilities—(2.4%)					(29,762,227)

NET ASSETS—100.0%					$1,218,763,185

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
CVA	Dutch Certificate of Shares
GDR	Global Depositary Receipt
Reg S	Security purchased outside the United States and is not registered under the Securities Act of 1933. This security may be resold in the United States only if the offer and sale are made pursuant to such registration or are exempt from registration.
REIT	Real Estate Investment Trust
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities amounted to $1,263,754, which represents 0.1% of Net Assets.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

Percentage of Portfolio by Industry (unaudited):

COMMON STOCKS
Oil, Gas & Consumable Fuels	7.8%
Commercial Banks	7.5%
Pharmaceuticals	7.3%
Food & Staples Retailing	5.2%
Diversified Telecommunication Services	4.7%
Insurance	4.5%
Automobiles	4.0%
Wireless Telecommunication Services	3.2%
Chemicals	3.2%
Metals & Mining	3.1%
Real Estate Management & Development	3.1%
Food Products	3.0%
Trading Companies & Distributors	2.5%
Specialty Retail	2.2%
Electric Utilities	2.0%
Health Care Equipment & Supplies	1.9%
Personal Products	1.8%
Diversified Financial Services	1.6%
Office Electronics	1.5%
Electronic Equipment, Instruments & Components	1.5%
Hotels, Restaurants & Leisure	1.4%
Auto Components	1.4%
Multi-Utilities	1.4%
Construction & Engineering	1.2%
Building Products	1.2%
Media	1.2%
Machinery	1.2%
Professional Services	1.1%
Beverages	1.1%
Textiles, Apparel & Luxury Goods	1.1%
Industrial Conglomerates	1.1%
Capital Markets	1.0%
Semiconductors & Semiconductor Equipment	0.9%
Real Estate Investment Trusts (REITs)	0.8%
Software	0.7%
Multiline Retail	0.6%
Electrical Equipment	0.5%
Tobacco	0.5%
Energy Equipment & Services	0.5%
IT Services	0.5%
Computers & Peripherals	0.5%
Commercial Services & Supplies	0.4%
Road & Rail	0.4%
Transportation Infrastructure	0.4%
Aerospace & Defense	0.4%
Air Freight & Logistics	0.4%
Gas Utilities	0.4%
Biotechnology	0.3%
Internet Software & Services	0.3%
Distributors	0.3%
Household Products	0.3%
Independent Power Producers & Energy Traders	0.2%
Health Care Providers & Services	0.1%
Leisure Equipment & Products	0.1%
Consumer Finance	0.1%
Marine	0.1%
Paper & Forest Products	0.1%

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint International Fund
Communications Equipment	0.1%
Internet & Catalog Retail	0.0%

TOTAL COMMON STOCKS	95.9%

CASH EQUIVALENTS
Institutional Money Market Funds	6.5%

TOTAL INVESTMENTS	102.4%
Other assets less liabilities	(2.4)%

TOTAL NET ASSETS	100.0%

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2010

Vantagepoint Diversifying Strategies Fund		Shares	Value

COMMON STOCKS—2.1%
Beverages—0.0%
Molson Coors Brewing Co., Class B		9,000	$451,710

Biotechnology—0.1%
Amgen, Inc.	*	13,000	713,700

Capital Markets—0.2%
Affiliated Managers Group, Inc.	*	4,800	476,256
Franklin Resources, Inc.		8,000	889,680

			1,365,936

Electrical Equipment—0.1%
ABB Ltd. (Registered) (Switzerland)	*	25,000	558,197
Nidec Corp. (Japan)		5,000	504,171

			1,062,368

Energy Equipment & Services—0.1%
Schlumberger Ltd.		6,000	501,000
Superior Energy Services, Inc.	*	13,000	454,870

			955,870

Food Products—0.1%
Nestle SA (Registered) (Switzerland)		18,000	1,054,506

Industrial Conglomerates—0.1%
Siemens AG (Registered) (Germany)		7,000	867,117

Metals & Mining—0.1%
Freeport-McMoRan Copper & Gold, Inc.		5,500	660,495

Oil, Gas & Consumable Fuels—0.1%
CNOOC Ltd. (Hong Kong)		265,000	630,787

Pharmaceuticals—0.2%
Novo Nordisk A/S, Class B (Denmark)		12,000	1,351,974
Shire plc (Ireland)		30,000	723,368

			2,075,342

Semiconductors & Semiconductor Equipment—0.3%
ARM Holdings plc (United Kingdom)		450,000	3,071,364

Software—0.3%
Autonomy Corp. plc (United Kingdom)	*	50,000	1,176,316
Microsoft Corp.		45,000	1,256,400

			2,432,716

Textiles, Apparel & Luxury Goods—0.4%
Swatch Group AG (The) (Registered) (Switzerland)		34,000	2,743,416
Yue Yuen Industrial Holdings Ltd. (Hong Kong)		197,000	708,652

			3,452,068

TOTAL COMMON STOCKS
(Cost $14,593,458)			18,793,979

		Shares	Value

CONVERTIBLE PREFERRED STOCKS—1.2%
Diversified Financial Services—0.4%
Vale Capital II, Series VALE.P-2012 (Cayman Islands) 6.750%		17,000	$1,646,620
Vale Capital II, Series VALE-2012 (Cayman Islands) 6.750%		17,800	1,717,878

			3,364,498

Electric Utilities—0.1%
NextEra Energy, Inc. 7.000%	*	20,000	990,000

Food Products—0.3%
Archer-Daniels-Midland Co. 6.250%	*	68,000	2,640,440

Oil, Gas & Consumable Fuels—0.2%
Apache Corp., Series D 6.000%	*	34,400	2,279,344

Wireless Telecommunication Services—0.2%
Crown Castle International Corp. 6.250%	*	24,938	1,527,452

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $10,026,323)			10,801,734

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—29.2%
Aerospace & Defense—0.1%
L-3 Communications Corp.
5.875%	01/15/2015		$820,000	839,475

Beverages—1.8%
Anheuser-Busch InBev Worldwide, Inc.
9.750%	11/17/2015		BRL 2,600,000	1,597,590
3.000%	10/15/2012		910,000	939,356
2.500%	03/26/2013		1,240,000	1,269,585
1.033%	03/26/2013	#§	1,900,000	1,918,495
Coca-Cola Co. (The)
0.336%	05/15/2012	#§	2,130,000	2,131,996
Coca-Cola Enterprises, Inc.
1.125%	11/12/2013	§	1,220,000	1,208,955
Coca-Cola Refreshments USA, Inc.
0.886%	05/06/2011	#§	2,100,000	2,104,389
Diageo Capital plc (United Kingdom)
5.125%	01/30/2012	§	2,700,000	2,821,170
Dr. Pepper Snapple Group, Inc.
1.700%	12/21/2011	§	1,790,000	1,806,409

				15,797,945

Biotechnology—0.3%
Celgene Corp.
3.950%	10/15/2020		650,000	619,212
Genzyme Corp.
3.625%	06/15/2015		730,000	750,209
Life Technologies Corp.
3.500%	01/15/2016		1,500,000	1,497,138

				2,866,559

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Capital Markets—0.6%
Bank of New York Mellon Corp. (The), Series G MTN
0.403%	03/23/2012	#§	$1,530,000	$1,528,553
Bear Stearns Cos. LLC (The), Series B MTN
6.950%	08/10/2012		2,000,000	2,182,828
Merrill Lynch & Co., Inc., Series C MTN
6.050%	08/15/2012		650,000	688,550
TD Ameritrade Holding Corp.
4.150%	12/01/2014		760,000	786,617

				5,186,548

Chemicals—0.9%
Airgas, Inc.
2.850%	10/01/2013	§	1,270,000	1,280,789
Dow Chemical Co. (The)
4.850%	08/15/2012		3,100,000	3,269,229
2.536%	08/08/2011	#§	1,700,000	1,718,404
Ferro Corp.
7.875%	08/15/2018		650,000	689,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%	02/01/2018		250,000	268,437
Huntsman International LLC
5.500%	06/30/2016		500,000	486,250

				7,712,109

Commercial Banks—2.8%
Axis Bank Ltd. (India)
4.750%	05/02/2016	^	1,290,000	1,246,487
Banco do Brasil SA (Brazil)
4.500%	01/22/2015	^	1,200,000	1,254,000
Banco do Nordeste do Brasil SA (Brazil)
3.625%	11/09/2015	^	1,320,000	1,295,794
Bank of Nova Scotia (Canada)
2.250%	01/22/2013		2,000,000	2,037,440
Barclays Bank plc (United Kingdom)
3.900%	04/07/2015		925,000	954,751
BB&T Corp., Series A MTN
3.375%	09/25/2013		400,000	419,172
CBQ Finance Ltd. (Bermuda)
5.000%	11/18/2014	^	750,000	784,681
ICICI Bank Ltd. (India)
5.500%	03/25/2015	^	900,000	937,492
KeyCorp MTN
3.750%	08/13/2015		630,000	632,741
National Australia Bank Ltd. (Australia)
0.770%	01/08/2013	#^	1,360,000	1,361,620
Royal Bank of Canada (Canada)
1.125%	01/15/2014		2,330,000	2,299,456
Societe Generale (France)
1.622%	12/13/2013	#^	2,300,000	2,298,491
Sparebanken 1 Boligkreditt (Norway)
1.250%	10/25/2013	^	650,000	646,080
Union Bank NA, Bank Note
2.125%	12/16/2013		1,560,000	1,558,395
US Bancorp
4.200%	05/15/2014		800,000	855,245
2.000%	06/14/2013	§	1,500,000	1,523,275
US Bancorp MTN
1.375%	09/13/2013		1,000,000	1,000,172
Wachovia Corp.
0.419%	10/15/2011	#§	2,000,000	2,001,892

Coupon Rate	Maturity Date		Face	Value

Wells Fargo & Co., Series I MTN
3.750%	10/01/2014		$420,000	$438,814
Westpac Banking Corp. (Australia)
2.250%	11/19/2012		700,000	716,541

				24,262,539

Commercial Services & Supplies—0.1%
Corrections Corp. of America
6.250%	03/15/2013		815,000	827,225

Communications Equipment—0.2%
Cisco Systems, Inc.
5.250%	02/22/2011	§	1,982,000	1,994,516

Computers & Peripherals—0.6%
Hewlett-Packard Co.
4.250%	02/24/2012		1,929,000	2,005,168
2.250%	05/27/2011	§	2,250,000	2,269,681
Seagate Technology HDD Holdings (Cayman Islands)
6.800%	10/01/2016		1,000,000	1,010,000

				5,284,849

Construction Materials—0.1%
CRH America, Inc.
6.950%	03/15/2012	§	1,000,000	1,062,210

Consumer Finance—1.0%
American Honda Finance Corp.
2.375%	03/18/2013	^	530,000	539,197
Ford Motor Credit Co. LLC
8.125%	01/15/2020		500,000	582,665
7.000%	10/01/2013		645,000	691,936
International Lease Finance Corp.
6.500%	09/01/2014	^	600,000	639,000
John Deere Capital Corp. MTN
1.052%	06/10/2011	#	2,200,000	2,207,555
John Deere Capital Corp., Series D MTN
5.350%	01/17/2012	§	2,150,000	2,251,138
PACCAR Financial Corp. MTN
0.716%	04/05/2013	#§	1,850,000	1,850,825

				8,762,316

Containers & Packaging—0.0%
Bemis Co., Inc.
5.650%	08/01/2014		290,000	317,737

Diversified Consumer Services—0.1%
Stanford University
3.625%	05/01/2014		500,000	529,706

Diversified Financial Services—1.9%
Bank of America Corp. MTN
4.900%	05/01/2013		650,000	678,067
Citigroup, Inc.
6.000%	12/13/2013		475,000	519,401
5.300%	10/17/2012		475,000	503,259
2.286%	08/13/2013	#§	1,530,000	1,557,044
CME Group, Inc.
5.750%	02/15/2014		1,000,000	1,108,043
Equifax, Inc.
4.450%	12/01/2014		160,000	168,560
General Electric Capital Corp.
5.900%	05/13/2014		430,000	476,271
2.800%	01/08/2013		1,100,000	1,125,080
1.875%	09/16/2013		1,400,000	1,401,665

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
General Electric Capital Corp., Series A MTN
6.125%	02/22/2011	§	$3,500,000	$3,525,739
General Electric Capital Corp., Series A
3.750%	11/14/2014		750,000	775,984
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.750%	01/15/2016		1,035,000	1,040,175
IPIC Ltd. MTN (Cayman Islands)
3.125%	11/15/2015	^	600,000	587,876
JPMorgan Chase & Co., Series F MTN
1.052%	06/13/2011	#§	500,000	501,707
NASDAQ OMX Group, Inc. (The)
4.000%	01/15/2015		1,210,000	1,232,716
Noble Group Ltd. (Bermuda)
8.500%	05/30/2013	^	530,000	592,874
Woodside Finance Ltd. (Australia)
4.500%	11/10/2014	^	560,000	589,122

				16,383,583

Diversified Telecommunication Services—1.7%
AT&T, Inc.
5.875%	08/15/2012	§	3,210,000	3,459,815
4.850%	02/15/2014		600,000	649,315
Cellco Partnership/Verizon Wireless Capital LLC
5.550%	02/01/2014		500,000	551,746
3.750%	05/20/2011	§	3,800,000	3,846,945
2.884%	05/20/2011	#	1,000,000	1,010,121
Cincinnati Bell, Inc.
8.250%	10/15/2017		500,000	497,500
Frontier Communications Corp.
6.250%	01/15/2013		820,000	869,200
PAETEC Holding Corp.
8.875%	06/30/2017		500,000	536,250
Qtel International Finance Ltd. (Bermuda)
6.500%	06/10/2014	^	1,170,000	1,284,446
Telefonica Emisiones SAU (Spain)
2.582%	04/26/2013		1,260,000	1,261,717
Windstream Corp.
8.125%	08/01/2013		765,000	845,325

				14,812,380

Electric Utilities—3.0%
Columbus Southern Power Co.
0.702%	03/16/2012	#§	1,490,000	1,495,005
Columbus Southern Power Co., Series C
5.500%	03/01/2013		750,000	808,063
Commonwealth Edison Co., Series 105
5.400%	12/15/2011	§	3,217,000	3,356,158
Consolidated Edison Co. of New York, Inc., Series 2002-B
4.875%	02/01/2013		1,000,000	1,071,359
Consumers Energy Co., Series D
5.375%	04/15/2013		575,000	621,060
Dominion Resources, Inc.
5.700%	09/17/2012	§	700,000	753,539
Duke Energy Carolinas LLC
6.250%	01/15/2012	§	2,625,000	2,771,890
Georgia Power Co.
1.300%	09/15/2013		1,260,000	1,262,657
0.622%	03/15/2013	#§	1,700,000	1,709,503
Mirant Americas Generation LLC
8.300%	05/01/2011		820,000	834,350

Coupon Rate	Maturity Date		Face	Value

NextEra Energy Capital Holdings, Inc.
5.625%	09/01/2011	§	$1,583,000	$1,631,832
2.600%	09/01/2015		2,000,000	1,960,660
1.182%	06/17/2011	#	550,000	552,040
Northern States Power Co., Series B
8.000%	08/28/2012		1,039,000	1,155,020
Pacific Gas & Electric Co.
4.200%	03/01/2011		1,880,000	1,890,792
PSEG Power LLC
7.750%	04/15/2011	§	2,300,000	2,344,792
Southern Co., Series A
5.300%	01/15/2012	§	350,000	366,114
Wisconsin Energy Corp.
6.500%	04/01/2011	§	1,401,000	1,421,328

				26,006,162

Electronic Equipment, Instruments & Components—0.4%
Agilent Technologies, Inc.
2.500%	07/15/2013		520,000	526,418
Koninklijke Philips Electronics NV (Netherlands)
4.625%	03/11/2013	§	1,000,000	1,067,527
Thermo Fisher Scientific, Inc.
2.150%	12/28/2012	§	1,620,000	1,648,656

				3,242,601

Energy Equipment & Services—0.2%
Korea National Oil Corp. (Korea, Republic of)
2.875%	11/09/2015	^	1,330,000	1,279,931

Food & Staples Retailing—0.4%
Costco Wholesale Corp.
5.300%	03/15/2012	§	2,000,000	2,104,696
Safeway, Inc.
5.800%	08/15/2012		700,000	753,648
Woolworths Ltd. (Australia)
2.550%	09/22/2015	^	250,000	247,187

				3,105,531

Food Products—0.9%
Corn Products International, Inc.
3.200%	11/01/2015		350,000	351,454
General Mills, Inc.
6.000%	02/15/2012	§	2,500,000	2,636,765
5.250%	08/15/2013		1,500,000	1,649,760
Kraft Foods, Inc.
5.250%	10/01/2013		390,000	426,623
2.625%	05/08/2013		390,000	401,311
Wm. Wrigley Jr. Co.
3.700%	06/30/2014	^	2,510,000	2,587,549

				8,053,462

Gas Utilities—0.2%
Consolidated Natural Gas Co., Series C
6.250%	11/01/2011	§	1,800,000	1,876,502

Health Care Equipment & Supplies—0.2%
Covidien International Finance SA (Luxembourg)
1.875%	06/15/2013		1,250,000	1,265,724
Stryker Corp.
3.000%	01/15/2015		790,000	807,926

				2,073,650

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Health Care Providers & Services—0.1%
Express Scripts, Inc.
5.250%	06/15/2012		$600,000	$633,494
HCA, Inc.
6.500%	02/15/2016		500,000	491,250

				1,124,744

Hotels, Restaurants & Leisure—0.2%
Isle of Capri Casinos, Inc.
7.000%	03/01/2014		400,000	394,000
McDonald’s Corp., Series G MTN
5.750%	03/01/2012		750,000	789,307
Pinnacle Entertainment, Inc.
7.500%	06/15/2015		550,000	554,125
Yum! Brands, Inc.
3.875%	11/01/2020		420,000	402,028

				2,139,460

Household Durables—0.7%
Clorox Co.
6.125%	02/01/2011	§	1,000,000	1,004,532
5.000%	03/01/2013	§	1,000,000	1,068,684
DR Horton, Inc.
5.375%	06/15/2012		825,000	851,812
Fortune Brands, Inc.
3.000%	06/01/2012	§	1,950,000	1,979,925
Kimberly-Clark Corp.
5.625%	02/15/2012	§	1,000,000	1,052,985
Yankee Acquisition Corp., Series B
8.500%	02/15/2015		500,000	522,500

				6,480,438

Household Products—0.3%
Procter & Gamble International Funding SCA (Luxembourg)
1.350%	08/26/2011	§	2,420,000	2,439,149

Independent Power Producers & Energy Traders—0.1%
Calpine Corp.
7.250%	10/15/2017	^	550,000	552,750

Industrial Conglomerates—0.1%
3M Co., Series E MTN
4.375%	08/15/2013		750,000	816,449

Insurance—1.6%
Aflac, Inc.
3.450%	08/15/2015		430,000	437,315
Allstate Corp. (The)
6.200%	05/16/2014		510,000	577,205
Berkshire Hathaway Finance Corp.
4.000%	04/15/2012		750,000	780,235
0.589%	01/11/2011	#	1,000,000	1,000,150
0.414%	01/13/2012	#	1,236,000	1,237,310
Berkshire Hathaway, Inc.
0.716%	02/11/2013	#§	3,770,000	3,791,063
Hartford Financial Services Group, Inc.
4.000%	03/30/2015		570,000	572,101
MetLife, Inc.
2.375%	02/06/2014	§	980,000	985,379
Prudential Financial, Inc., Series D MTN
5.150%	01/15/2013	§	2,000,000	2,134,220

Coupon Rate	Maturity Date		Face	Value

5.100%	12/14/2011	§	$1,100,000	$1,136,999
3.625%	09/17/2012		710,000	737,153
2.750%	01/14/2013		600,000	611,252

				14,000,382

Internet & Catalog Retail—0.1%
eBay, Inc.
0.875%	10/15/2013	§	1,090,000	1,079,847

IT Services—0.7%
International Business Machines Corp.
4.950%	03/22/2011		1,250,000	1,262,068
2.100%	05/06/2013		630,000	645,662
1.000%	08/05/2013		1,250,000	1,246,226
0.332%	06/15/2012	#§	1,500,000	1,500,858
0.326%	11/04/2011	#§	1,400,000	1,400,890

				6,055,704

Life Sciences Tools & Services—0.1%
Howard Hughes Medical Institute
3.450%	09/01/2014		700,000	739,503

Machinery—0.3%
Siemens Financieringsmaatschappij NV MTN (Netherlands)
0.452%	03/16/2012	#	1,100,000	1,100,135
SPX Corp.
7.625%	12/15/2014		795,000	868,538
Terex Corp.
8.000%	11/15/2017		500,000	507,500

				2,476,173

Media—0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.
8.125%	04/30/2020		250,000	264,375
Comcast Cable Communications LLC
6.750%	01/30/2011		1,700,000	1,708,025
COX Communications, Inc.
5.450%	12/15/2014		500,000	550,930
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.750%	10/01/2014		1,200,000	1,280,006
DISH DBS Corp.
6.375%	10/01/2011		790,000	815,675
Mediacom Broadband LLC/Mediacom Broadband Corp.
8.500%	10/15/2015		500,000	505,000
NBC Universal, Inc.
3.650%	04/30/2015	^	990,000	1,016,448
Time Warner, Inc.
3.150%	07/15/2015		500,000	508,543
Viacom, Inc.
4.375%	09/15/2014		500,000	532,765
Walt Disney Co. (The), Series B MTN
6.375%	03/01/2012		375,000	399,484

				7,581,251

Metals & Mining—0.4%
BHP Billiton Finance USA Ltd. (Australia)
5.125%	03/29/2012		1,400,000	1,472,962
Steel Dynamics, Inc.
7.375%	11/01/2012		800,000	848,000
Vale Overseas Ltd. (Cayman Islands)
6.250%	01/23/2017		560,000	625,859
Vedanta Resources plc (United Kingdom)
8.750%	01/15/2014	^	550,000	589,875

				3,536,696

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Multiline Retail—0.2%
Target Corp.
8.600%	01/15/2012	§	$1,600,000	$1,708,885

Oil, Gas & Consumable Fuels—2.1%
Chevron Corp.
3.950%	03/03/2014		1,000,000	1,068,357
3.450%	03/03/2012		900,000	928,944
ConocoPhillips
4.750%	02/01/2014		750,000	815,282
Husky Energy, Inc. (Canada)
6.250%	06/15/2012	§	1,670,000	1,788,194
Kinder Morgan Energy Partners LP
7.125%	03/15/2012		900,000	960,393
Kinder Morgan, Inc.
6.500%	09/01/2012		600,000	634,500
Newfield Exploration Co.
6.625%	04/15/2016		510,000	526,575
Petroleos Mexicanos (Mexico)
4.875%	03/15/2015		1,400,000	1,480,500
Ras Laffan Liquefied Natural Gas Co. Ltd. III (Qatar)
4.500%	09/30/2012	^	650,000	685,785
Rockies Express Pipeline LLC
3.900%	04/15/2015	^	770,000	762,343
Shell International Finance BV (Netherlands)
5.625%	06/27/2011		960,000	983,298
1.875%	03/25/2013		710,000	721,100
0.333%	09/22/2011	#§	2,050,000	2,051,113
Sonat, Inc.
7.625%	07/15/2011		850,000	874,956
TransCanada PipeLines Ltd. (Canada)
3.400%	06/01/2015		630,000	655,215
Valero Energy Corp.
6.875%	04/15/2012		1,200,000	1,277,412
XTO Energy, Inc.
7.500%	04/15/2012	§	2,190,000	2,372,464

				18,586,431

Paper & Forest Products—0.1%
Georgia-Pacific LLC
8.125%	05/15/2011		300,000	311,250
7.000%	01/15/2015	^	448,000	467,040

				778,290

Pharmaceuticals—1.6%
AstraZeneca plc (United Kingdom)
5.400%	09/15/2012	§	1,000,000	1,078,790
GlaxoSmithKline Capital, Inc.
4.850%	05/15/2013		1,700,000	1,846,894
Merck & Co., Inc.
4.375%	02/15/2013	§	1,816,000	1,939,168
1.875%	06/30/2011		1,100,000	1,108,887
Novartis Capital Corp.
4.125%	02/10/2014		600,000	640,784
1.900%	04/24/2013		980,000	996,201
Pfizer, Inc.
4.450%	03/15/2012		300,000	313,128
2.252%	03/15/2011	#§	1,750,000	1,757,119
Teva Pharmaceutical Finance III LLC
1.500%	06/15/2012		1,846,000	1,863,639
0.704%	12/19/2011	#§	2,000,000	2,008,594

Coupon Rate	Maturity Date		Face	Value
Wyeth
6.950%	03/15/2011		$500,000	$506,468

				14,059,672

Real Estate Investment Trusts (REITs)—0.3%
Health Care REIT, Inc.
6.000%	11/15/2013		930,000	1,018,890
Simon Property Group LP
4.200%	02/01/2015		250,000	261,652
Vornado Realty LP
4.250%	04/01/2015		1,240,000	1,252,990

				2,533,532

Road & Rail—0.2%
Canadian National Railway Co. (Canada)
6.375%	10/15/2011	§	500,000	522,391
JB Hunt Transport Services, Inc.
3.375%	09/15/2015		970,000	959,180

				1,481,571

Software—0.5%
Microsoft Corp.
2.950%	06/01/2014		900,000	937,639
0.875%	09/27/2013	§	2,760,000	2,746,333
Oracle Corp.
3.750%	07/08/2014		750,000	797,813

				4,481,785

Tobacco—0.1%
Reynolds American, Inc.
1.002%	06/15/2011	#§	800,000	801,059

Trading Companies & Distributors—0.0%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.
7.125%	05/20/2016		140,000	145,600

Water Utilities—0.1%
Veolia Environnement (France)
5.250%	06/03/2013		910,000	983,612

Wireless Telecommunication Services—0.9%
America Movil SAB de CV (Mexico)
3.625%	03/30/2015		350,000	361,631
New Cingular Wireless Services, Inc.
8.125%	05/01/2012	§	455,000	497,194
Rogers Communications, Inc. (Canada)
6.375%	03/01/2014		360,000	404,790
6.250%	06/15/2013	§	1,100,000	1,223,531
Sprint Capital Corp.
8.375%	03/15/2012		790,000	839,375
Vodafone Group plc (United Kingdom)
4.150%	06/10/2014		1,090,000	1,146,703
0.572%	02/27/2012	#§	3,300,000	3,306,164

				7,779,388

TOTAL CORPORATE OBLIGATIONS
(Cost $251,223,570)				254,639,907

MORTGAGE-RELATED SECURITIES—3.2%
Commercial Mortgage-Backed Securities—0.2%
Extended Stay America Trust, Series 2010-ESHA, Class A
2.951%	11/05/2027	^	1,367,805	1,346,796

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
U.S. Government Agency Mortgage-Backed Securities—2.8%
Federal Home Loan Mortgage Corp.
3.877%	12/01/2039	#	$745,580	$779,951
Federal Home Loan Mortgage Corp. REMICS, Series 2626, Class KA
3.000%	03/15/2030	§	1,181,725	1,193,092
Federal Home Loan Mortgage Corp. REMICS, Series 2929, Class AC
4.500%	12/15/2022		752,832	774,431
Federal National Mortgage Association
5.000%	01/01/2018		2,323,649	2,485,578
3.500%	05/01/2020- 12/01/2020		3,231,202	3,348,294
Federal National Mortgage Association REMICS, Series 2005-38, Class CD
5.000%	06/25/2019	§	1,067,331	1,114,249
Government National Mortgage Association, Series 2004-19, Class FC
0.561%	03/20/2034	#	2,582,924	2,585,287
National Credit Union Administration Guaranteed Notes, Series 2010-C1, Class A1
1.600%	10/29/2020		1,121,906	1,100,188
National Credit Union Administration Guaranteed Notes, Series 2010-C1, Class A2
2.900%	10/29/2020		1,260,000	1,227,048
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 1A
0.715%	10/07/2020	#§	2,018,728	2,016,204
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 2A
1.840%	10/07/2020		760,551	755,296
National Credit Union Administration Guaranteed Notes, Series 2010-R2, Class 1A
0.635%	11/06/2017	#§	7,316,931	7,314,663

				24,694,281

U.S. Non-Agency Mortgage-Backed Securities—0.2%
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
2.110%	03/25/2044	#§	1,005,155	927,256
Wells Fargo Mortgage Backed Securities Trust, Series 2004-6, Class A13
0.711%	06/25/2034	#§	789,722	775,030

				1,702,286

TOTAL MORTGAGE-RELATED SECURITIES
(Cost $27,733,365)				27,743,363

CONVERTIBLE DEBT OBLIGATIONS—20.1%
Aerospace & Defense—0.3%
Alliant Techsystems, Inc.
2.750%	09/15/2011		600,000	614,250
L-3 Communications Holdings, Inc.
3.000%	08/01/2035		1,150,000	1,158,625
MTU Aero Engines Finance BV (Netherlands)
2.750%	02/01/2012		EUR 800,000	1,229,396

				3,002,271

Coupon Rate	Maturity Date		Face	Value

Automobile—0.1%
Tata Motors Ltd. (India)
0.000%	07/12/2012		$700,000	$979,125

Beverages—0.3%
Asahi Breweries Ltd. (Japan)
0.000%	05/26/2028		JPY 100,000,000	1,262,224
Molson Coors Brewing Co.
2.500%	07/30/2013		1,019,000	1,184,588

				2,446,812

Biotechnology—0.6%
Amgen, Inc., Series B
0.375%	02/01/2013		2,400,000	2,412,000
Gilead Sciences, Inc., Series D
1.625%	05/01/2016	^	1,400,000	1,463,000
Life Technologies Corp.
1.500%	02/15/2024		1,300,000	1,576,250

				5,451,250

Capital Markets—0.5%
Affiliated Managers Group, Inc.
3.950%	08/15/2038		2,719,000	3,024,888
Janus Capital Group, Inc.
3.250%	07/15/2014		900,000	1,071,000

				4,095,888

Communications Equipment—0.6%
ADC Telecommunications, Inc.
3.500%	07/15/2015		1,800,000	1,809,000
0.831%	06/15/2013	#	500,000	501,250
Alcatel-Lucent USA, Inc., Series B
2.875%	06/15/2025		2,850,000	2,703,937

				5,014,187

Computers & Peripherals—1.3%
Acer, Inc., Series A (Taiwan)
0.000%	08/10/2015		1,000,000	1,133,750
Acer, Inc., Series B (Taiwan)
0.000%	08/10/2017		900,000	1,060,497
EMC Corp.
1.750%	12/01/2013		2,600,000	3,929,250
NetApp, Inc.
1.750%	06/01/2013		1,475,000	2,636,562
SanDisk Corp.
1.500%	08/15/2017		1,000,000	1,133,750
1.000%	05/15/2013		1,700,000	1,644,750

				11,538,559

Construction & Engineering—0.2%
Larsen & Toubro Ltd. (India)
3.500%	10/22/2014		1,100,000	1,375,000

Containers & Packaging—0.1%
Owens-Brockway Glass Container, Inc.
3.000%	06/01/2015	^	1,150,000	1,162,937

Diversified Consumer Services—0.2%
Stewart Enterprises, Inc.
3.125%	07/15/2014		2,250,000	2,182,500

Diversified Financial Services—0.1%
Industrivarden AB (Sweden)
2.500%	02/27/2015		EUR 600,000	1,021,267

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value

CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Diversified Telecommunication Services—0.4%
Alaska Communications Systems Group, Inc.
5.750%	03/01/2013		$1,150,000	$1,217,562
Level 3 Communications, Inc.
3.500%	06/15/2012		2,250,000	2,148,750
tw telecom inc.
2.375%	04/01/2026		100,000	110,625

				3,476,937

Electric Utilities—0.1%
Unisource Energy Corp.
4.500%	03/01/2035		1,150,000	1,224,750

Electrical Equipment—0.6%
EnerSys
3.375%	06/01/2038		2,000,000	2,252,500
General Cable Corp.
0.875%	11/15/2013		2,000,000	1,987,500
Nidec Corp. (Japan)
0.000%	09/18/2015		JPY 80,000,000	1,074,024

				5,314,024

Electronic Equipment, Instruments & Components—0.2%
L-1 Identity Solutions, Inc.
3.750%	05/15/2027		2,200,000	2,205,500

Energy Equipment & Services—1.9%
Acergy SA (Luxembourg)
2.250%	10/11/2013		2,800,000	3,442,600
Bristow Group, Inc.
3.000%	06/15/2038		2,250,000	2,266,875
Exterran Energy Corp.
4.750%	01/15/2014		1,450,000	1,439,125
Helix Energy Solutions Group, Inc.
3.250%	12/15/2025		2,350,000	2,279,500
Hornbeck Offshore Services, Inc.
1.625%	11/15/2026		2,250,000	2,061,562
SESI LLC
1.500%	12/15/2026		2,449,000	2,507,164
Subsea 7, Inc. (Cayman Islands)
3.500%	10/13/2014		900,000	1,402,875
Technip SA (France)
0.500%	01/01/2016		EUR 6,643	804,202

				16,203,903

Food & Staples Retailing—0.3%
Pantry, Inc. (The)
3.000%	11/15/2012		2,500,000	2,434,375

Food Products—0.1%
Glory River Holdings Ltd. (Virgin Islands, British)
1.000%	07/29/2015		HKD 3,500,000	501,328

Health Care Equipment & Supplies—0.7%
Beckman Coulter, Inc.
2.500%	12/15/2036		750,000	859,688
Hologic, Inc.
2.000%	12/15/2037		2,800,000	2,635,500
Integra LifeSciences Holdings Corp.
2.375%	06/01/2012	^	1,150,000	1,155,750

Coupon Rate	Maturity Date		Face	Value

Kinetic Concepts, Inc.
3.250%	04/15/2015	^	$1,700,000	$1,795,625

				6,446,563

Health Care Providers & Services—0.3%
LifePoint Hospitals, Inc.
3.500%	05/15/2014		2,250,000	2,280,937

Household Durables—0.1%
Stanley Black & Decker, Inc.
0.000%	05/17/2012	#	850,000	960,500

Internet & Catalog Retail—0.4%
priceline.com, Inc.
1.250%	03/15/2015	^	2,250,000	3,313,125

Internet Software & Services—0.1%
Equinix, Inc.
2.500%	04/15/2012		1,200,000	1,230,000

IT Services—0.3%
Alliance Data Systems Corp.
1.750%	08/01/2013		850,000	915,875
CACI International, Inc.
2.125%	05/01/2014		125,000	143,281
Capgemini (France)
0.370%	01/01/2012		EUR 1,421,800	826,584
Euronet Worldwide, Inc.
3.500%	10/15/2025		600,000	596,250

				2,481,990

Life Sciences Tools & Services—0.1%
Charles River Laboratories International, Inc.
2.250%	06/15/2013		500,000	502,500

Machinery—0.8%
AGCO Corp.
1.250%	12/15/2036		600,000	815,250
ArvinMeritor, Inc.
4.625%	03/01/2026		1,100,000	1,395,625
Danaher Corp.
0.000%	01/22/2021		1,500,000	2,062,500
Trinity Industries, Inc.
3.875%	06/01/2036		2,850,000	2,718,188

				6,991,563

Media—1.2%
Central European Media Enterprises Ltd. (Bermuda)
3.500%	03/15/2013	^	2,250,000	2,008,125
Interpublic Group of Cos., Inc. (The)
4.250%	03/15/2023		1,500,000	1,678,125
Liberty Media LLC
3.125%	03/30/2023		1,600,000	1,802,000
Omnicom Group, Inc.
0.000%	07/01/2038		1,000,000	1,063,750
Publicis Groupe SA (France)
3.125%	07/30/2014		EUR 9,000	491,626
Regal Entertainment Group
6.250%	03/15/2011	^	600,000	608,250
Sirius XM Radio, Inc.
3.250%	10/15/2011		1,550,000	1,551,937
XM Satellite Radio, Inc.
7.000%	12/01/2014	^	915,000	1,127,738

				10,331,551

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value

CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Metals & Mining—1.2%
Anglo American plc (United Kingdom)
4.000%	05/07/2014		$1,500,000	$2,934,000
AngloGold Ashanti Holdings Finance plc, Reg S (Isle of Man)
3.500%	05/22/2014	*	1,000,000	1,247,500
Goldcorp, Inc. (Canada)
2.000%	08/01/2014		2,765,000	3,390,581
Kaiser Aluminum Corp.
4.500%	04/01/2015	^	725,000	888,850
Newmont Mining Corp.
3.000%	02/15/2012		1,400,000	1,954,750

				10,415,681

Multiline Retail—0.0%
Saks, Inc.
2.000%	03/15/2024		350,000	364,438

Oil, Gas & Consumable Fuels—1.5%
Alpha Natural Resources, Inc.
2.375%	04/15/2015		650,000	872,625
Bill Barrett Corp.
5.000%	03/15/2028		1,700,000	1,755,250
Chesapeake Energy Corp.
2.750%	11/15/2035		2,250,000	2,244,375
Patriot Coal Corp.
3.250%	05/31/2013		1,600,000	1,518,000
Penn Virginia Corp.
4.500%	11/15/2012		2,350,000	2,338,250
Petrominerales Ltd. (Canada)
2.625%	08/25/2016		900,000	1,017,684
Pioneer Natural Resources Co.
2.875%	01/15/2038		750,000	1,139,063
Premier Oil Finance Jersey Ltd. (Jersey, Channel Islands)
2.875%	06/27/2014		1,600,000	2,142,000

				13,027,247

Paper & Forest Products—0.2%
Sino-Forest Corp. (Canada)
5.000%	08/01/2013	^	600,000	807,750
4.250%	12/15/2016	^	800,000	1,046,000

				1,853,750

Pharmaceuticals—1.0%
Allergan, Inc.
1.500%	04/01/2026		800,000	908,000
Endo Pharmaceuticals Holdings, Inc.
1.750%	04/15/2015		700,000	934,500
Mylan, Inc.
1.250%	03/15/2012		3,200,000	3,404,000
Shire plc, Reg S (Jersey, Channel Islands)
2.750%	05/09/2014		1,200,000	1,243,500
Teva Pharmaceutical Finance Co. LLC, Series C
0.250%	02/01/2026		2,200,000	2,593,250

				9,083,250

Real Estate Investment Trusts (REITs)—0.7%
Alexandria Real Estate Equities, Inc.
3.700%	01/15/2027	^	2,250,000	2,283,750
Health Care REIT, Inc.
3.000%	12/01/2029		800,000	874,000

Coupon Rate	Maturity Date		Face	Value

Host Hotels & Resorts LP
2.625%	04/15/2027	^	$1,750,000	$1,741,250
ProLogis
3.250%	03/15/2015		800,000	890,000

				5,789,000

Road & Rail—0.2%
Avis Budget Group, Inc.
3.500%	10/01/2014		1,500,000	1,800,000

Semiconductors & Semiconductor Equipment—1.0%
Advanced Micro Devices, Inc.
6.000%	05/01/2015		1,400,000	1,417,500
Intel Corp.
3.250%	08/01/2039		1,500,000	1,805,625
Linear Technology Corp., Series A
3.000%	05/01/2027		823,000	876,495
Micron Technology, Inc.
1.875%	06/01/2014		900,000	855,000
Rovi Corp.
2.625%	02/15/2040	^	900,000	1,302,750
Xilinx, Inc.
2.625%	06/15/2017	^	1,750,000	2,060,625

				8,317,995

Software—1.0%
Autonomy Corp. plc (United Kingdom)
3.250%	03/04/2015		GBP 1,850,000	3,129,504
Blackboard, Inc.
3.250%	07/01/2027		600,000	612,750
Microsoft Corp.
0.000%	06/15/2013	^	1,900,000	2,049,625
Square Enix Holdings Co. Ltd. (Japan)
0.000%	02/04/2015		JPY 40,000,000	492,818
Symantec Corp., Series A
0.750%	06/15/2011		325,000	338,406
Symantec Corp., Series B
1.000%	06/15/2013		1,569,000	1,790,621

				8,413,724

Specialty Retail—0.7%
Group 1 Automotive, Inc.
2.250%	06/15/2036		2,600,000	2,564,250
Penske Automotive Group, Inc.
3.500%	04/01/2026		2,000,000	2,020,000
Sonic Automotive, Inc.
5.000%	10/01/2029		1,350,000	1,684,125

				6,268,375

Textiles, Apparel & Luxury Goods—0.5%
Hengdeli Holdings Ltd. (Cayman Islands)
2.500%	10/20/2015		HKD 7,000,000	1,049,172
Iconix Brand Group, Inc.
1.875%	06/30/2012		2,250,000	2,272,500
Yue Yuen Industrial Holdings Ltd. (Bermuda)
0.000%	11/17/2011		HKD 4,400,000	673,631

				3,995,303

Wireless Telecommunication Services—0.2%
SBA Communications Corp.
1.875%	05/01/2013		1,400,000	1,576,750

TOTAL CONVERTIBLE DEBT OBLIGATIONS
(Cost $160,754,076)				175,074,855

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value

U.S. TREASURY OBLIGATIONS—13.4%
U.S. Treasury Bills—9.6%
U.S. Treasury Bill
0.336%	05/05/2011	§	$8,000,000	$7,996,288
0.241%	11/17/2011		16,500,000	16,465,746
0.227%	09/22/2011		16,000,000	15,975,552
0.166%	02/10/2011	‡‡	17,050,000	17,048,401
0.160%	02/24/2011		2,000,000	1,999,704
0.148%	04/28/2011		12,000,000	11,995,128
0.142%	03/17/2011		1,000,000	999,797
0.137%	01/13/2011		5,700,000	5,699,820
0.128%	03/24/2011	‡‡	5,380,000	5,378,747

				83,559,183

U.S. Treasury Inflation Protected Securities Notes—0.4%
U.S. Treasury Note
2.000%	01/15/2016	§	2,903,000	3,487,335

U.S. Treasury Notes—3.4%
U.S. Treasury Note
1.375%	04/15/2012- 05/15/2013	§	6,210,000	6,299,793
1.000%	04/30/2012	§	10,124,000	10,207,482
0.625%	07/31/2012	§	8,000,000	8,023,088
0.375%	08/31/2012		5,000,000	4,991,800

				29,522,163

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $116,158,908)				116,568,681

GOVERNMENT RELATED OBLIGATIONS—16.4%
U.S. Government Agencies—11.9%
Federal Deposit Insurance Corporation Structured Sale Guaranteed Notes
2.241%	10/25/2013	^	760,000	721,635
Federal Farm Credit Bank
1.375%	06/25/2013		3,850,000	3,902,533
0.638%	01/24/2011	#§	3,000,000	3,001,212
0.351%	05/18/2011	#§	5,000,000	5,002,605
Federal Farm Credit Bank Discount Note
0.503%	05/12/2011	§	2,000,000	1,999,140
Federal Home Loan Bank
5.375%	08/19/2011		7,390,000	7,622,039
1.000%	02/28/2011	§	3,000,000	3,002,330
0.400%	11/18/2011	§	3,000,000	2,999,892
Federal Home Loan Bank Discount Note
0.221%	03/25/2011		500,000	499,899
Federal Home Loan Mortgage Corp.
1.750%	06/15/2012	§	6,000,000	6,107,760
1.625%	04/26/2011		6,905,000	6,936,770
1.400%	07/26/2013	§	5,000,000	5,002,340
1.250%	01/26/2012		5,000,000	5,002,255
1.000%	08/28/2012	§	4,000,000	4,028,080
Federal Home Loan Mortgage Corp. Discount Note
0.331%	05/02/2011	§	3,000,000	2,998,809
Federal National Mortgage Association
2.750%	04/11/2011	§	5,000,000	5,034,935
1.800%	03/15/2013	§	1,500,000	1,503,798
1.375%	04/28/2011		1,500,000	1,505,886
1.150%	11/18/2014	§	4,000,000	3,920,968

Coupon Rate	Maturity Date		Face	Value

0.800%	09/28/2012	§	$3,000,000	$3,000,504
0.625%	09/24/2012	§	7,000,000	7,010,227
0.500%	10/30/2012		7,000,000	6,984,649
0.409%	02/23/2012	#§	2,000,000	2,001,214
0.281%	08/23/2012- 11/23/2012	#§	7,000,000	7,000,989
Federal National Mortgage Association Discount Note
0.513%	04/26/2011	§	5,000,000	4,998,430
0.281%	06/01/2011	§	2,200,000	2,198,634

				103,987,533

U.S. Government Agencies-U.S. Government Guaranteed Bank Debt—1.0%
General Electric Capital Corp., Series G MTN
1.800%	03/11/2011	§	2,000,000	2,005,950
JPMorgan Chase & Co.
1.650%	02/23/2011	§	1,175,000	1,177,313
State Street Bank and Trust Co.
0.502%	09/15/2011	#§	1,500,000	1,502,879
US Central Federal Credit Union
0.289%	10/19/2011	#§	2,900,000	2,900,495
Western Corporate Federal Credit Union
1.750%	11/02/2012		640,000	651,866

				8,238,503

Non-U.S. Government Agencies—0.3%
Export Development Canada (Canada)
2.250%	05/28/2015		600,000	608,153
Export-Import Bank of Korea (Korea, Republic of)
5.500%	10/17/2012		500,000	529,695
Kreditanstalt fuer Wiederaufbau (Germany)
1.875%	03/15/2011	§	1,400,000	1,403,931

				2,541,779

Sovereign Debt—1.8%
Brazilian Government International Bond (Brazil)
10.250%	06/17/2013		1,490,000	1,795,450
Canadian Government International Bond (Canada)
2.000%	12/01/2014		CAD 500,000	499,351
Colombia Government International Bond (Colombia)
10.000%	01/23/2012		1,570,000	1,711,300
Indonesia Government International Bond, Reg S (Indonesia)
10.375%	05/04/2014		1,900,000	2,370,250
Korea Finance Corp. (Korea, Republic of)
3.250%	09/20/2016		1,890,000	1,809,732
Malaysia Government International Bond (Malaysia)
7.500%	07/15/2011		1,135,000	1,172,329
Mexico Government International Bond, Series A MTN (Mexico)
6.375%	01/16/2013		1,340,000	1,470,650
Norway Government International Bond (Norway)
5.000%	05/15/2015		NOK 2,500,000	464,294
Panama Government International Bond (Panama)
9.375%	07/23/2012		740,000	832,500
Peruvian Government International Bond (Peru)
9.125%	02/21/2012		960,000	1,048,320
Qatar Government International Bond (Qatar)
4.000%	01/20/2015	^	600,000	624,000
Republic of Chile (Chile)
5.500%	01/15/2013		970,000	1,053,478
Republic of South Africa (South Africa)
7.375%	04/25/2012		1,080,000	1,166,400

				16,018,054

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value

GOVERNMENT RELATED OBLIGATIONS—(Continued)
U.S. Municipal Bonds—1.1%
Citizens Property Insurance Corp. Revenue Bonds, Series 2009 A-1 (Florida)
5.000%	06/01/2012- 03/01/2013		$1,390,000	$1,451,061
Commonwealth of Massachusetts Government Obligation Notes, Series 2010 A (Massachusetts)
2.000%	04/28/2011		2,300,000	2,312,466
Indiana Finance Authority Revenue Bonds, Series 2003 E6 (Indiana)
0.390%	11/15/2039	#	550,000	549,912
Kentucky Asset Liability Commission Revenue Bonds (Kentucky)
3.165%	04/01/2018		1,300,000	1,249,586
New Jersey Economic Development Authority Revenue Bonds (New Jersey)
5.000%	06/15/2011		400,000	403,300
New York State Urban Development Corp. Revenue Bonds, Series 2002 A (New York)
5.500%	01/01/2017	#	1,300,000	1,300,000
South Carolina State Public Service Authority Revenue Bonds, Series 2010 A (South Carolina)
0.510%	07/15/2011	#	1,000,000	1,000,380
University of California Revenue Bonds (California)
1.988%	05/15/2050	#	1,000,000	995,210

				9,261,915

Non-U.S. Regional Authority Bonds—0.3%
Caisse Centrale Desjardins du Quebec (Canada)
1.700%	09/16/2013	^	1,260,000	1,259,327
Province of Ontario, Series 1 (Canada)
1.875%	11/19/2012		1,530,000	1,560,124

				2,819,451

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $142,265,583)				142,867,235

ASSET-BACKED SECURITIES—4.8%
Automobile—3.4%
AmeriCredit Automobile Receivables Trust Series 2010-3, Class A2
0.770%	12/09/2013	§	3,000,000	3,001,341
Bank of America Auto Trust Series 2010-2, Class A1
0.619%	07/15/2011		626,571	626,820
Bank of America Auto Trust Series 2010-2, Class A2
0.910%	10/15/2012	§	4,280,000	4,288,577
BMW Vehicle Lease Trust Series 2010-1, Class A2
0.580%	09/17/2012	§	5,430,000	5,432,720
Capital Auto Receivables Asset Trust Series 2007-2, Class A4A
5.390%	02/18/2014	§	1,143,315	1,165,413

Coupon Rate	Maturity Date		Face	Value

Ford Credit Auto Owner Trust Series 2009-D, Class A2
1.210%	01/15/2012		$64,242	$64,260
Honda Auto Receivables Owner Trust Series 2010-2, Class A2
0.820%	06/18/2012	§	3,260,000	3,264,758
Hyundai Capital Auto Funding Ltd. (Cayman Islands) Series 2010-8A, Class A
1.261%	09/20/2016	#^	1,100,000	1,085,810
Nissan Auto Lease Trust Series 2009-A, Class A3
2.920%	12/15/2011		1,782,889	1,793,129
Nissan Auto Receivables Owner Trust Series 2010-A, Class A2
0.550%	03/15/2013	§	5,430,000	5,429,456
Volkswagen Auto Lease Trust Series 2009-A, Class A3
3.410%	04/16/2012	§	2,902,750	2,933,832
Wachovia Auto Loan Owner Trust Series 2007-1, Class A3A
5.290%	04/20/2012		75,738	75,910

				29,162,026

Home Equity—0.9%
Ameriquest Mortgage Securities, Inc. Series 2003-AR3, Class M2
3.336%	10/25/2033	#	603,093	569,066
Argent Securities, Inc. Series 2006-W3, Class A2B
0.381%	04/25/2036	#	78,413	27,481
CIT Equipment Collateral Series 2008-VT1, Class A3
6.590%	12/22/2014	§	1,944,588	1,993,980
Countrywide Asset-Backed Certificates Series 2005-11, Class 3AV2
0.551%	02/25/2036	#	330,241	325,745
Countrywide Asset-Backed Certificates Series 2004-AB1, Class 2A3
1.301%	02/25/2035	#	439,880	432,504
Countrywide Asset-Backed Certificates Series 2005-12, Class 2A3
5.069%	02/25/2036	#	700,152	670,820
Option One Mortgage Loan Trust Series 2005-4, Class A3
0.521%	11/25/2035	#	1,042,983	983,961
Saxon Asset Securities Trust Series 2005-4, Class A2C
0.511%	11/25/2037	#	792,318	765,124
Soundview Home Equity Loan Trust Series 2006-OPT4, Class 2A2
0.351%	06/25/2036	#	186,708	184,744
Specialty Underwriting & Residential Finance Series 2005-BC3, Class A2C
0.631%	06/25/2036	#	122,453	122,275
Structured Asset Investment Loan Trust Series 2003-BC1, Class A2
0.941%	01/25/2033	#	2,246,357	1,923,424

				7,999,124

Other—0.1%
PG&E Energy Recovery Funding LLC Series 2005-1, Class A4
4.370%	06/25/2014		572,088	589,583

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value

ASSET-BACKED SECURITIES—(Continued)
Student Loan—0.4%
National Credit Union Administration Guaranteed Notes Series 2010-A1, Class A
0.611%	12/07/2020	#§	$3,850,000	$3,854,042

TOTAL ASSET-BACKED SECURITIES
(Cost $41,849,424)				41,604,775

			Contracts
PURCHASED OPTIONS—0.4%
Put—Euro Bund, Expires 02/28/2011, Strike EUR 144.00			17	424,583
Put—Swiss Market Index, Expires 03/18/2011, Strike CHF 6,462.00			470	119,293
Call—U.S. 10 Year Note Futures, Expires 02/18/2011, Strike $114.00			429	2,808,609

TOTAL PURCHASED OPTIONS
(Cost $4,578,081)				3,352,485

			Face
CERTIFICATES OF DEPOSIT—1.6%
Commercial Banks—1.6%
Bank of Montreal (Canada)
0.361%	11/23/2011	§	$2,300,000	2,299,595
Bank of Nova Scotia
0.553%	03/05/2012	§	2,100,000	2,105,370
0.552%	03/12/2012	§	1,000,000	1,001,316
Canadian Imperial Bank of Commerce
0.502%	07/17/2012	§	2,250,000	2,249,305
Nordea Bank Finland plc
0.589%	04/13/2012	§	2,500,000	2,500,315
Standard Chartered Bank yankee
0.684%	11/16/2011	§	3,640,000	3,641,747

TOTAL CERTIFICATES OF DEPOSIT
(Cost $13,787,773)				13,797,648

COMMERCIAL PAPER—1.1%
Commercial Banks—0.5%
National Bank of Canada (Canada)
0.343%	08/16/2011		2,500,000	2,499,992
Svenska Handelsbanken, Inc., Series S
0.260%	01/07/2011		2,000,000	1,999,899

				4,499,891

Consumer Finance—0.2%
American Honda Finance Corp.
0.240%	01/06/2011		1,000,000	999,953
0.230%	01/19/2011		505,000	504,939

				1,504,892

Coupon Rate	Maturity Date		Face	Value

Diversified Financial Services—0.4%
Nordea North America, Inc.
0.260%	01/10/2011		$1,000,000	$999,933
Rabobank USA Financial Corp.
0.270%	03/10/2011		2,500,000	2,499,089

				3,499,022

TOTAL COMMERCIAL PAPER
(Cost $9,503,482)				9,503,805

			Shares
CASH EQUIVALENTS—6.0%
Institutional Money Market Fund—6.0%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.25%		¥
(Cost $51,824,150)			51,824,150	51,824,150

TOTAL INVESTMENTS—99.5%
(Cost $844,298,193)				866,572,617
Other assets less liabilities—0.5%				4,018,497

NET ASSETS—100.0%				$870,591,114

Notes to the Schedule of Investments:

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
MTN	Medium Term Note
NOK	Norwegian Krone
Reg S	Security purchased outside the United States and is not registered under the Securities Act of 1933. This security may be resold in the United States only if the offer and sale are made pursuant to such registration or are exempt from registration.
REMICS	Real Estate Mortgage Investment Conduits
*	Non-income producing.
#	Rate is subject to change. Rate shown reflects current rate.
§	Security has been segregated to cover economic leverage under certain derivatives contracts which may include, but are not limited to, futures, swaps, forwards, options and TBA’s, a security that is subject to delayed delivery.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities amounted to $52,098,786, which represents 6.0% of Net Assets.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2010

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value

CORPORATE OBLIGATIONS—18.3%
Aerospace & Defense—0.2%
Boeing Co. (The)
6.125%	02/15/2033	$100,000	$110,593
5.125%	02/15/2013	250,000	270,730
4.875%	02/15/2020	200,000	215,696
Lockheed Martin Corp., Series B
6.150%	09/01/2036	250,000	271,996
Northrop Grumman Corp.
3.500%	03/15/2021	300,000	279,855
United Technologies Corp.
6.700%	08/01/2028	150,000	178,078
6.100%	05/15/2012	50,000	53,687
4.875%	05/01/2015	500,000	554,048

			1,934,683

Airlines—0.0%
Continental Airlines, Inc., Series 2010-1 A, Class A
4.750%	01/12/2021	300,000	300,000

Auto Components—0.0%
Johnson Controls, Inc.
5.500%	01/15/2016	250,000	273,689

Automobiles—0.1%
Daimler Finance North America LLC
7.300%	01/15/2012	570,000	605,767

Beverages—0.3%
Anheuser-Busch Cos., Inc.
6.800%	01/15/2031	350,000	400,405
Anheuser-Busch InBev Worldwide, Inc.
5.375%	01/15/2020	500,000	542,769
Bottling Group LLC
5.500%	04/01/2016	500,000	570,455
Cia de Bebidas das Americas (Brazil)
8.750%	09/15/2013	100,000	115,750
Coca-Cola Co. (The)
3.150%	11/15/2020	200,000	188,050
0.750%	11/15/2013	200,000	197,548
Diageo Finance BV (Netherlands)
5.300%	10/28/2015	750,000	835,382
PepsiCo, Inc.
3.750%	03/01/2014	500,000	529,541

			3,379,900

Biotechnology—0.1%
Amgen, Inc.
6.150%	06/01/2018	1,000,000	1,168,028
5.850%	06/01/2017	250,000	285,761
Genentech, Inc.
5.250%	07/15/2035	100,000	101,732

			1,555,521

Capital Markets—1.4%
Bear Stearns Cos. LLC (The)
7.250%	02/01/2018	250,000	296,686
6.400%	10/02/2017	1,000,000	1,141,623
5.700%	11/15/2014	50,000	54,985
4.650%	07/02/2018	400,000	411,439
Credit Suisse USA, Inc.
5.500%	08/15/2013	300,000	328,566
5.125%	01/15/2014	500,000	544,487
5.125%	08/15/2015	500,000	546,679

Coupon Rate	Maturity Date	Face	Value

Goldman Sachs Group, Inc. (The)
6.750%	10/01/2037	$500,000	$512,794
6.600%	01/15/2012	650,000	687,523
6.250%	09/01/2017	500,000	552,533
6.150%	04/01/2018	500,000	551,408
6.125%	02/15/2033	600,000	637,645
5.700%	09/01/2012	250,000	266,946
5.450%	11/01/2012	500,000	534,997
5.375%	03/15/2020	300,000	310,569
5.150%	01/15/2014	500,000	538,911
5.125%	01/15/2015	500,000	537,682
5.000%	10/01/2014	553,000	592,978
Jefferies Group, Inc.
6.250%	01/15/2036	230,000	206,647
JP Morgan Chase Capital XXV, Series Y
6.800%	10/01/2037	500,000	517,155
Merrill Lynch & Co., Inc.
6.875%	11/15/2018	250,000	269,657
6.220%	09/15/2026	1,000,000	951,215
Merrill Lynch & Co., Inc. MTN
6.875%	04/25/2018	630,000	690,443
Morgan Stanley
7.250%	04/01/2032	100,000	114,818
6.000%	05/13/2014	500,000	540,651
Morgan Stanley MTN
5.450%	01/09/2017	1,000,000	1,038,339
Morgan Stanley, Series F MTN
6.625%	04/01/2018	500,000	543,169
6.000%	04/28/2015	1,000,000	1,084,035
5.950%	12/28/2017	500,000	529,775
Nomura Holdings, Inc. (Japan)
6.700%	03/04/2020	300,000	321,641

			15,855,996

Chemicals—0.4%
Agrium, Inc. (Canada)
6.125%	01/15/2041	400,000	425,138
Dow Chemical Co. (The)
8.550%	05/15/2019	800,000	1,004,168
7.375%	11/01/2029	150,000	181,305
E.I. du Pont de Nemours & Co.
4.900%	01/15/2041	200,000	195,842
4.750%	11/15/2012	500,000	533,136
Monsanto Co.
5.500%	08/15/2025	200,000	217,758
Potash Corp. of Saskatchewan, Inc. (Canada)
4.875%	03/01/2013	500,000	532,682
PPG Industries, Inc.
3.600%	11/15/2020	400,000	373,238
Praxair, Inc.
3.950%	06/01/2013	150,000	159,529
3.250%	09/15/2015	500,000	516,064

			4,138,860

Commercial Banks—1.5%
Bank of Nova Scotia (Canada)
2.375%	12/17/2013	300,000	309,303
2.050%	10/07/2015	400,000	390,633
Barclays Bank plc (United Kingdom)
3.900%	04/07/2015	1,000,000	1,032,163
BB&T Corp.
5.250%	11/01/2019	500,000	518,837
Capital One Financial Corp.
6.150%	09/01/2016	500,000	541,960

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
2.125%	10/13/2015		$200,000	$193,638
Credit Suisse (Switzerland)
5.300%	08/13/2019		400,000	423,239
Credit Suisse MTN (Switzerland)
4.375%	08/05/2020		200,000	196,740
3.450%	07/02/2012		800,000	829,770
Discover Bank
7.000%	04/15/2020		200,000	215,378
Fifth Third Capital Trust IV
6.500%	04/15/2037	#	580,000	555,350
First Union Institutional Capital I
8.040%	12/01/2026		1,000,000	1,020,073
FleetBoston Financial Corp.
6.875%	01/15/2028		150,000	150,408
HSBC Bank USA NA
4.875%	08/24/2020		400,000	398,384
JP Morgan Chase Bank NA, Bank Note
6.000%	10/01/2017		500,000	555,057
KeyBank NA, Bank Note
5.800%	07/01/2014		100,000	107,236
5.700%	08/15/2012		500,000	529,028
Landesbank Baden-Wuerttemberg (Germany)
7.625%	02/01/2023		200,000	243,514
National City Bank
4.625%	05/01/2013		500,000	528,367
National City Corp.
6.875%	05/15/2019		500,000	562,285
NB Capital Trust II
7.830%	12/15/2026		200,000	201,500
Royal Bank of Scotland Group plc (United Kingdom)
5.000%	10/01/2014		750,000	722,087
Royal Bank of Scotland plc (The) (United Kingdom)
4.875%	03/16/2015		100,000	102,389
U.S. Bank NA, Bank Note
4.800%	04/15/2015		250,000	269,846
UBS AG (Switzerland)
7.000%	10/15/2015		100,000	109,578
5.875%	07/15/2016		1,000,000	1,077,351
UBS AG MTN (Switzerland)
7.375%	06/15/2017		100,000	109,446
US Bancorp
2.000%	06/14/2013		300,000	304,655
USB Capital XIII Trust
6.625%	12/15/2039		300,000	307,425
Wachovia Bank NA, Bank Note
6.600%	01/15/2038		300,000	331,414
4.875%	02/01/2015		500,000	530,718
Wachovia Corp., Series G MTN
5.500%	05/01/2013		1,000,000	1,088,795
Wells Fargo & Co.
5.000%	11/15/2014		750,000	797,102
Wells Fargo Bank NA
5.950%	08/26/2036		100,000	102,547
Westpac Banking Corp. (Australia)
4.200%	02/27/2015		400,000	420,220
3.000%	08/04/2015		400,000	402,451
1.850%	12/09/2013		600,000	602,044

				16,780,931

Coupon Rate	Maturity Date		Face	Value

Commercial Services & Supplies—0.0%
Waste Management, Inc.
7.000%	07/15/2028		$450,000	$519,479

Communications Equipment—0.2%
Cisco Systems, Inc.
5.500%	02/22/2016		500,000	571,203
4.950%	02/15/2019		500,000	545,798
Harris Corp.
6.150%	12/15/2040		500,000	513,498
Motorola, Inc.
7.500%	05/15/2025		340,000	370,526

				2,001,025

Computers & Peripherals—0.1%
Dell, Inc.
5.400%	09/10/2040		300,000	276,522
1.400%	09/10/2013		300,000	300,752
Hewlett-Packard Co.
5.250%	03/01/2012		500,000	525,702
2.125%	09/13/2015		200,000	197,704
1.250%	09/13/2013		200,000	200,115

				1,500,795

Construction Materials—0.1%
CRH America, Inc.
6.000%	09/30/2016		750,000	801,265
Lafarge SA (France)
6.500%	07/15/2016		750,000	799,789

				1,601,054

Consumer Finance—0.8%
American Express Co.
8.150%	03/19/2038		350,000	475,609
4.875%	07/15/2013		1,000,000	1,069,642
American Express Credit Corp.
2.750%	09/15/2015		400,000	393,904
Capital One Bank USA NA
8.800%	07/15/2019		500,000	615,983
Caterpillar Financial Services Corp.
1.550%	12/20/2013		400,000	400,667
Caterpillar Financial Services Corp. MTN
2.750%	06/24/2015		200,000	203,119
HSBC Finance Capital Trust IX
5.911%	11/30/2035	#	500,000	465,000
HSBC Finance Corp.
7.000%	05/15/2012		1,000,000	1,073,297
6.375%	11/27/2012		1,000,000	1,084,653
International Lease Finance Corp.
7.125%	09/01/2018	^	500,000	533,750
John Deere Capital Corp.
7.000%	03/15/2012		350,000	375,783
John Deere Capital Corp. MTN
1.875%	06/17/2013		200,000	202,469
SLM Corp., Series A MTN
5.000%	10/01/2013		500,000	501,610
Toyota Motor Credit Corp. MTN
4.500%	06/17/2020		500,000	523,584
1.375%	08/12/2013		500,000	502,370

				8,421,440

Diversified Financial Services—2.2%
Associates Corp. of North America
6.950%	11/01/2018		250,000	273,653

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Bank of America Corp.
7.750%	08/15/2015		$750,000	$838,587
6.800%	03/15/2028		200,000	198,826
6.500%	09/15/2037		500,000	489,710
5.875%	01/05/2021		400,000	414,625
5.750%	12/01/2017		460,000	479,368
5.625%	07/01/2020		500,000	510,678
5.420%	03/15/2017		700,000	694,567
4.875%	01/15/2013		200,000	208,517
4.500%	04/01/2015		200,000	203,462
Bank of America Corp. MTN
4.900%	05/01/2013		200,000	208,636
Bank of America Corp., Series L MTN
7.375%	05/15/2014		200,000	222,483
5.650%	05/01/2018		500,000	511,647
BP Capital Markets plc (United Kingdom)
5.250%	11/07/2013		1,000,000	1,083,731
Citigroup, Inc.
8.125%	07/15/2039		500,000	638,105
6.625%	06/15/2032		150,000	150,534
6.125%	11/21/2017		750,000	823,076
6.010%	01/15/2015		200,000	219,603
6.000%	02/21/2012		90,000	94,433
6.000%	08/15/2017		600,000	651,711
5.850%	12/11/2034		100,000	97,929
5.625%	08/27/2012		150,000	157,465
5.500%	04/11/2013		1,820,000	1,939,026
Deutsche Bank AG (Germany)
6.000%	09/01/2017		1,150,000	1,290,050
Deutsche Bank Financial LLC MTN
5.375%	03/02/2015		250,000	268,525
General Electric Capital Corp.
5.500%	01/08/2020		100,000	107,140
4.800%	05/01/2013		1,000,000	1,069,679
General Electric Capital Corp. MTN
5.875%	01/14/2038		300,000	312,485
5.400%	02/15/2017		250,000	267,958
General Electric Capital Corp., Series A MTN
6.875%	01/10/2039		300,000	347,860
6.750%	03/15/2032		750,000	851,602
6.000%	06/15/2012		1,000,000	1,069,382
5.875%	02/15/2012		500,000	526,109
5.625%	09/15/2017		750,000	823,530
General Electric Capital Corp., Series A
3.750%	11/14/2014		500,000	517,323
IBM International Group Capital LLC
5.050%	10/22/2012		990,000	1,064,725
JPMorgan Chase & Co.
6.400%	05/15/2038		300,000	341,425
5.750%	01/02/2013		750,000	813,053
5.125%	09/15/2014		500,000	532,484
4.750%	03/01/2015		500,000	534,378
MUFG Capital Finance 1 Ltd., Perpetual Bond (Cayman Islands)
6.346%	07/29/2049	#	300,000	302,656
National Rural Utilities Cooperative Finance Corp.
10.375%	11/01/2018		281,000	388,179
5.500%	07/01/2013		75,000	82,167

Coupon Rate	Maturity Date		Face	Value

National Rural Utilities Cooperative Finance Corp., Series C MTN
7.250%	03/01/2012		500,000	536,149
Western Union Co. (The)
5.253%	04/01/2020		$802,000	$825,470

				23,982,701

Diversified Telecommunication Services—1.0%
AT&T, Inc.
6.550%	02/15/2039		500,000	546,052
6.300%	01/15/2038		250,000	264,614
6.150%	09/15/2034		500,000	518,002
5.800%	02/15/2019		500,000	563,714
5.625%	06/15/2016		150,000	168,390
5.350%	09/01/2040	^	307,000	289,761
BellSouth Capital Funding Corp.
7.875%	02/15/2030		400,000	483,230
BellSouth Corp.
6.875%	10/15/2031		350,000	380,534
5.200%	09/15/2014		500,000	546,304
British Telecommunications plc (United Kingdom)
9.875%	12/15/2030		150,000	200,429
Deutsche Telekom International Finance BV (Netherlands)
8.750%	06/15/2030		600,000	808,523
Embarq Corp.
7.082%	06/01/2016		500,000	553,580
France Telecom SA (France)
8.500%	03/01/2031		500,000	681,601
Qwest Corp.
6.500%	06/01/2017		500,000	545,000
Telecom Italia Capital SA (Luxembourg)
6.999%	06/04/2018		500,000	530,180
6.000%	09/30/2034		250,000	208,052
5.250%	11/15/2013		350,000	364,873
Telefonica Emisiones SAU (Spain)
5.134%	04/27/2020		200,000	192,899
3.729%	04/27/2015		200,000	198,599
Telefonica Europe BV (Netherlands)
8.250%	09/15/2030		350,000	407,696
Verizon Communications, Inc.
6.400%	02/15/2038		500,000	554,960
5.850%	09/15/2035		500,000	518,888
Verizon Global Funding Corp.
7.750%	12/01/2030		130,000	161,721
7.375%	09/01/2012		1,000,000	1,104,517
Verizon Virginia, Inc., Series A
4.625%	03/15/2013		250,000	264,180

				11,056,299

Electric Utilities—1.4%
Alabama Power Co., Series Q
5.500%	10/15/2017		150,000	168,647
Arizona Public Service Co.
6.500%	03/01/2012		150,000	158,569
Columbus Southern Power Co., Series C
5.500%	03/01/2013		150,000	161,613
Commonwealth Edison Co.
5.900%	03/15/2036		300,000	310,971
5.800%	03/15/2018		100,000	112,293
Consolidated Edison Co. of New York, Inc., Series 06-C
5.500%	09/15/2016		500,000	563,401
Constellation Energy Group, Inc.
5.150%	12/01/2020		400,000	394,554
Consumers Energy Co., Series P
5.500%	08/15/2016		150,000	168,767

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Duke Energy Carolinas LLC
6.450%	10/15/2032		$330,000	$377,440
4.300%	06/15/2020		100,000	103,309
Duke Energy Indiana, Inc.
3.750%	07/15/2020		300,000	293,452
Duke Energy Ohio, Inc.
5.700%	09/15/2012		150,000	161,568
Exelon Corp.
4.900%	06/15/2015		350,000	373,624
FirstEnergy Corp., Series C
7.375%	11/15/2031		150,000	158,554
FirstEnergy Solutions Corp.
6.050%	08/15/2021		500,000	514,637
Florida Power & Light Co.
5.625%	04/01/2034		50,000	52,662
4.950%	06/01/2035		100,000	96,213
4.850%	02/01/2013		150,000	160,628
Florida Power Corp.
6.400%	06/15/2038		350,000	408,389
Georgia Power Co., Series 07-A
5.650%	03/01/2037		200,000	207,632
Indiana Michigan Power Co.
7.000%	03/15/2019		500,000	591,304
Jersey Central Power & Light
5.625%	05/01/2016		500,000	551,007
Kentucky Utilities Co.
5.125%	11/01/2040	^	500,000	492,374
MidAmerican Energy Co.
5.800%	10/15/2036		500,000	529,341
MidAmerican Energy Holdings Co.
6.125%	04/01/2036		200,000	216,755
MidAmerican Energy Holdings Co., Series D
5.000%	02/15/2014		150,000	161,359
NextEra Energy Capital Holdings, Inc.
6.000%	03/01/2019		250,000	277,543
Nisource Finance Corp.
5.450%	09/15/2020		500,000	516,220
Northern States Power Co.
5.250%	03/01/2018		500,000	552,342
Northern States Power Co., Series B
8.000%	08/28/2012		150,000	166,750
Ohio Power Co., Series K
6.000%	06/01/2016		500,000	563,523
Oncor Electric Delivery Co. LLC
6.375%	05/01/2012		350,000	372,757
Pacific Gas & Electric Co.
6.050%	03/01/2034		500,000	549,215
Potomac Electric Power Co.
7.900%	12/15/2038		200,000	268,957
Progress Energy, Inc.
7.050%	03/15/2019		400,000	475,322
PSEG Power LLC
8.625%	04/15/2031		300,000	386,330
2.500%	04/15/2013		500,000	510,359
South Carolina Electric & Gas Co.
5.300%	05/15/2033		150,000	146,609
Southern California Edison Co.
6.650%	04/01/2029		500,000	576,587
Southern Power Co., Series D
4.875%	07/15/2015		350,000	379,037

Coupon Rate	Maturity Date	Face	Value

Union Electric Co.
6.400%	06/15/2017	$500,000	$566,714
Virginia Electric and Power Co.
5.950%	09/15/2017	500,000	575,542
5.400%	04/30/2018	500,000	558,182
Virginia Electric and Power Co., Series B
6.000%	01/15/2036	380,000	415,734
Wisconsin Electric Power
5.625%	05/15/2033	150,000	155,810

			15,502,596

Electrical Equipment—0.1%
Emerson Electric Co.
5.000%	12/15/2014	150,000	166,446
5.000%	04/15/2019	500,000	542,047

			708,493

Electronic Equipment, Instruments & Components—0.0%
Agilent Technologies, Inc.
5.000%	07/15/2020	100,000	101,705
Arrow Electronics, Inc.
6.875%	07/01/2013	250,000	274,965

			376,670

Energy Equipment & Services—0.2%
Halliburton Co.
7.450%	09/15/2039	400,000	515,711
Noble Holding International Ltd. (Cayman Islands)
6.200%	08/01/2040	200,000	214,624
3.450%	08/01/2015	200,000	204,452
Transocean, Inc. (Cayman Islands)
6.800%	03/15/2038	500,000	514,034
Weatherford International Ltd. (Bermuda)
9.625%	03/01/2019	400,000	514,042
6.750%	09/15/2040	500,000	526,867

			2,489,730

Food & Staples Retailing—0.2%
CVS Caremark Corp.
6.600%	03/15/2019	500,000	586,384
4.875%	09/15/2014	530,000	575,984
Kroger Co. (The)
7.500%	04/01/2031	200,000	242,468
5.400%	07/15/2040	200,000	190,242
Safeway, Inc.
5.800%	08/15/2012	300,000	322,992

			1,918,070

Food Products—0.4%
Archer-Daniels Midland Co.
5.450%	03/15/2018	750,000	835,735
Bunge Ltd. Finance Corp.
5.350%	04/15/2014	500,000	525,951
Campbell Soup Co.
4.875%	10/01/2013	250,000	274,932
ConAgra Foods, Inc.
5.875%	04/15/2014	1,000,000	1,107,951
General Mills, Inc.
5.400%	06/15/2040	300,000	305,112
Kraft Foods, Inc.
6.875%	02/01/2038	380,000	442,665
6.500%	02/09/2040	400,000	449,805
6.250%	06/01/2012	183,000	195,826
5.375%	02/10/2020	100,000	107,822
4.125%	02/09/2016	100,000	105,092

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value

CORPORATE OBLIGATIONS—(Continued)
Sara Lee Corp.
2.750%	09/15/2015	$300,000	$297,415

			4,648,306

Gas Utilities—0.1%
Sempra Energy
6.150%	06/15/2018	500,000	572,834
Southern California Gas Co.
5.125%	11/15/2040	400,000	396,890

			969,724

Health Care Equipment & Supplies—0.2%
Baxter International, Inc.
5.900%	09/01/2016	400,000	464,252
Becton Dickinson and Co.
5.000%	11/12/2040	300,000	296,540
CareFusion Corp.
6.375%	08/01/2019	500,000	565,844
Covidien International Finance SA (Luxembourg)
6.000%	10/15/2017	500,000	569,057
Johnson & Johnson
5.950%	08/15/2037	250,000	293,136
4.950%	05/15/2033	200,000	204,212

			2,393,041

Health Care Providers & Services—0.3%
Aetna, Inc.
6.625%	06/15/2036	250,000	275,677
CIGNA Corp.
5.125%	06/15/2020	300,000	311,549
Express Scripts, Inc.
6.250%	06/15/2014	300,000	335,651
UnitedHealth Group, Inc.
6.000%	02/15/2018	500,000	568,407
5.375%	03/15/2016	500,000	551,242
WellPoint, Inc.
6.800%	08/01/2012	150,000	162,965
5.250%	01/15/2016	500,000	550,377

			2,755,868

Hotels, Restaurants & Leisure—0.1%
McDonald’s Corp., Series I MTN
5.350%	03/01/2018	500,000	561,849
Yum! Brands, Inc.
6.875%	11/15/2037	200,000	227,724

			789,573

Household Durables—0.1%
Fortune Brands, Inc.
5.375%	01/15/2016	750,000	776,458
Kimberly-Clark Corp.
6.125%	08/01/2017	500,000	584,341
5.625%	02/15/2012	250,000	263,246

			1,624,045

Household Products—0.1%
Procter & Gamble Co. (The)
5.800%	08/15/2034	250,000	276,964
4.700%	02/15/2019	500,000	542,159

			819,123

Coupon Rate	Maturity Date		Face	Value

Industrial Conglomerates—0.1%
3M Co. MTN
5.700%	03/15/2037		$100,000	$109,731
General Electric Co.
5.000%	02/01/2013		1,000,000	1,069,502

				1,179,233

Insurance—0.8%
ACE INA Holdings, Inc.
5.875%	06/15/2014		300,000	336,637
AEGON Funding Co. LLC
5.750%	12/15/2020		290,000	298,423
Allstate Corp. (The)
5.350%	06/01/2033		500,000	493,971
American International Group, Inc.
6.400%	12/15/2020		400,000	420,457
4.250%	05/15/2013		100,000	103,718
American International Group, Inc., Series G MTN
5.850%	01/16/2018		1,000,000	1,034,103
Assurant, Inc.
5.625%	02/15/2014		500,000	526,071
AXA SA (France)
8.600%	12/15/2030		250,000	280,835
Berkshire Hathaway Finance Corp.
5.000%	08/15/2013		1,500,000	1,638,291
Chubb Corp.
6.375%	03/29/2067	#	200,000	209,500
CNA Financial Corp.
5.850%	12/15/2014		430,000	454,073
Fidelity National Financial, Inc.
6.600%	05/15/2017		300,000	299,710
Genworth Financial, Inc.
7.700%	06/15/2020		200,000	212,018
Hartford Financial Services Group, Inc.
6.100%	10/01/2041		150,000	142,138
Lincoln National Corp.
6.150%	04/07/2036		250,000	247,599
Marsh & McLennan Cos., Inc.
5.750%	09/15/2015		250,000	269,361
MetLife, Inc.
5.700%	06/15/2035		250,000	256,034
2.375%	02/06/2014		300,000	301,647
Progressive Corp. (The)
6.625%	03/01/2029		150,000	168,101
Prudential Financial, Inc.
6.625%	06/21/2040		100,000	111,964
5.375%	06/21/2020		300,000	314,067
Prudential Financial, Inc., Series D MTN
5.700%	12/14/2036		250,000	248,816
3.625%	09/17/2012		300,000	311,473
Travelers Property Casualty Corp.
5.000%	03/15/2013		400,000	430,788
Validus Holdings Ltd. (Bermuda)
8.875%	01/26/2040		200,000	213,780

				9,323,575

IT Services—0.1%
HP Enterprise Services LLC, Series B
6.000%	08/01/2013		150,000	167,297
International Business Machines Corp.
7.000%	10/30/2025		300,000	368,479
4.750%	11/29/2012		250,000	268,518

				804,294

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Life Sciences Tools & Services—0.0%
Quest Diagnostics, Inc.
6.950%	07/01/2037		$300,000	$319,122

Machinery—0.2%
Caterpillar, Inc.
6.050%	08/15/2036		500,000	567,069
Deere & Co.
6.950%	04/25/2014		250,000	290,492
GE Capital Trust I
6.375%	11/15/2067	#	130,000	128,862
Honeywell International, Inc.
5.700%	03/15/2036		300,000	325,568
3.875%	02/15/2014		300,000	318,818
Tyco International Finance SA (Luxembourg)
3.375%	10/15/2015		200,000	204,599

				1,835,408

Media—1.0%
CBS Corp.
7.875%	07/30/2030		250,000	295,962
5.750%	04/15/2020		200,000	212,916
5.625%	08/15/2012		3,000	3,183
Comcast Corp.
6.450%	03/15/2037		500,000	535,973
6.300%	11/15/2017		1,000,000	1,146,569
5.650%	06/15/2035		200,000	194,926
COX Communications, Inc.
5.500%	10/01/2015		75,000	82,608
4.625%	06/01/2013		250,000	267,690
DIRECTV Holdings LLC
5.200%	03/15/2020		200,000	207,715
3.550%	03/15/2015		200,000	203,382
NBC Universal, Inc.
5.950%	04/01/2041	^	500,000	501,698
4.375%	04/01/2021	^	500,000	486,292
News America Holdings, Inc.
8.000%	10/17/2016		150,000	184,723
7.750%	12/01/2045		200,000	238,502
News America, Inc.
5.650%	08/15/2020		500,000	561,813
Omnicom Group, Inc.
5.900%	04/15/2016		500,000	557,876
Thomson Reuters Corp. (Canada)
6.500%	07/15/2018		500,000	583,809
Time Warner Cable, Inc.
6.200%	07/01/2013		1,000,000	1,111,280
Time Warner Entertainment Co. LP
8.375%	03/15/2023		500,000	629,090
8.375%	07/15/2033		500,000	632,785
Time Warner, Inc.
5.875%	11/15/2016		1,000,000	1,130,133
Viacom, Inc.
6.875%	04/30/2036		300,000	345,308
6.250%	04/30/2016		500,000	569,667
Walt Disney Co. (The), Series B MTN
7.000%	03/01/2032		210,000	258,493

				10,942,393

Coupon Rate	Maturity Date	Face	Value

Metals & Mining—0.6%
Alcoa, Inc.
5.550%	02/01/2017	$590,000	$613,558
ArcelorMittal (Luxembourg)
7.000%	10/15/2039	400,000	416,423
5.250%	08/05/2020	400,000	396,185
3.750%	08/05/2015	400,000	403,752
Barrick PD Australia Finance Pty Ltd. (Australia)
5.950%	10/15/2039	400,000	425,044
BHP Billiton Finance USA Ltd. (Australia)
6.500%	04/01/2019	1,000,000	1,191,093
Newmont Mining Corp.
6.250%	10/01/2039	200,000	218,217
Rio Tinto Alcan, Inc. (Canada)
6.125%	12/15/2033	150,000	160,601
4.875%	09/15/2012	350,000	370,064
Rio Tinto Finance USA Ltd. (Australia)
8.950%	05/01/2014	500,000	605,807
Southern Copper Corp.
7.500%	07/27/2035	250,000	278,076
Teck Resources Ltd. (Canada)
9.750%	05/15/2014	500,000	626,150
Vale Overseas Ltd. (Cayman Islands)
6.875%	11/21/2036	100,000	110,248
4.625%	09/15/2020	500,000	497,542

			6,312,760

Multiline Retail—0.3%
Target Corp.
7.000%	07/15/2031	350,000	419,655
6.000%	01/15/2018	500,000	579,708
Wal-Mart Stores, Inc.
7.550%	02/15/2030	250,000	323,293
5.250%	09/01/2035	750,000	757,367
4.875%	07/08/2040	300,000	286,896
4.550%	05/01/2013	500,000	540,372
3.625%	07/08/2020	300,000	292,536

			3,199,827

Office Electronics—0.1%
Pitney Bowes, Inc.
5.000%	03/15/2015	500,000	525,891
Pitney Bowes, Inc. MTN
4.750%	01/15/2016	200,000	206,299
Xerox Corp.
6.350%	05/15/2018	500,000	564,462

			1,296,652

Oil, Gas & Consumable Fuels—1.4%
Alberta Energy Co. Ltd. (Canada)
7.375%	11/01/2031	400,000	460,875
Anadarko Petroleum Corp.
8.700%	03/15/2019	500,000	611,535
Apache Corp.
5.250%	02/01/2042	500,000	498,763
Apache Finance Canada Corp. (Canada)
7.750%	12/15/2029	150,000	193,270
Canadian Natural Resources Ltd. (Canada)
5.850%	02/01/2035	500,000	521,398
5.450%	10/01/2012	250,000	268,032
Cenovus Energy, Inc. (Canada)
5.700%	10/15/2019	200,000	227,198
CenterPoint Energy Resources Corp., Series B
7.875%	04/01/2013	850,000	961,371

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value

CORPORATE OBLIGATIONS—(Continued)
ConocoPhillips Holding Co.
6.950%	04/15/2029	$1,000,000	$1,232,416
Energy Transfer Partners LP
5.950%	02/01/2015	750,000	823,437
Enterprise Products Operating LLC
6.450%	09/01/2040	300,000	324,950
3.700%	06/01/2015	100,000	103,261
Enterprise Products Operating LLC, Series D
6.875%	03/01/2033	150,000	168,436
Enterprise Products Operating LLC, Series G
5.600%	10/15/2014	150,000	165,788
Hess Corp.
7.300%	08/15/2031	250,000	300,690
Kinder Morgan Energy Partners LP
6.550%	09/15/2040	300,000	316,459
6.500%	02/01/2037	300,000	310,555
Marathon Oil Corp.
6.125%	03/15/2012	350,000	369,968
5.900%	03/15/2018	500,000	567,754
Nexen, Inc. (Canada)
6.400%	05/15/2037	500,000	485,952
5.050%	11/20/2013	250,000	266,354
ONEOK Partners LP
6.150%	10/01/2016	160,000	180,038
Petro-Canada (Canada)
5.950%	05/15/2035	100,000	103,048
Petroleos Mexicanos (Mexico)
8.000%	05/03/2019	250,000	302,500
Plains All American Pipeline LP/PAA Finance Corp.
3.950%	09/15/2015	300,000	310,315
Shell International Finance BV (Netherlands)
5.200%	03/22/2017	1,000,000	1,110,357
3.100%	06/28/2015	100,000	102,802
Statoil ASA (Norway)
5.100%	08/17/2040	300,000	301,080
Suncor Energy, Inc. (Canada)
7.150%	02/01/2032	500,000	563,310
Tennessee Gas Pipeline Co.
7.000%	10/15/2028	350,000	371,854
Texas Eastern Transmission LP
7.000%	07/15/2032	150,000	173,491
Total Capital SA (France)
4.450%	06/24/2020	300,000	311,559
TransCanada PipeLines Ltd. (Canada)
5.850%	03/15/2036	500,000	525,345
4.000%	06/15/2013	250,000	265,130
Valero Energy Corp.
6.125%	06/15/2017	500,000	539,710
4.750%	06/15/2013	500,000	533,172
Williams Cos., Inc.
7.875%	09/01/2021	371,000	438,725
Williams Partners LP
6.300%	04/15/2040	100,000	104,443
5.250%	03/15/2020	100,000	103,849
3.800%	02/15/2015	100,000	103,438

			15,622,628

Paper & Forest Products—0.1%
International Paper Co.
7.500%	08/15/2021	500,000	591,702

Coupon Rate	Maturity Date		Face	Value

Pharmaceuticals—0.7%
Abbott Laboratories
5.875%	05/15/2016		$700,000	$809,026
AstraZeneca plc (United Kingdom)
5.900%	09/15/2017		750,000	869,746
Bristol-Myers Squibb Co.
5.875%	11/15/2036		155,000	172,976
5.450%	05/01/2018		500,000	567,601
Eli Lilly & Co.
6.770%	01/01/2036		250,000	301,954
GlaxoSmithKline Capital, Inc.
4.850%	05/15/2013		500,000	543,204
4.375%	04/15/2014		500,000	539,517
Merck & Co., Inc.
6.550%	09/15/2037		200,000	244,507
6.500%	12/01/2033		250,000	299,784
4.750%	03/01/2015		350,000	385,787
4.375%	02/15/2013		200,000	213,565
Novartis Capital Corp.
2.900%	04/24/2015		200,000	205,664
1.900%	04/24/2013		200,000	203,306
Pfizer, Inc.
6.200%	03/15/2019		400,000	469,315
Pharmacia Corp.
6.500%	12/01/2018		350,000	417,426
Teva Pharmaceutical Finance Co. LLC
6.150%	02/01/2036		250,000	282,443
Wyeth
6.500%	02/01/2034		250,000	293,178
5.500%	03/15/2013		100,000	109,395
5.500%	02/01/2014		250,000	278,125

				7,206,519

Real Estate Investment Trusts (REITs)—0.2%
Boston Properties LP
6.250%	01/15/2013		1,000	1,091
Camden Property Trust
5.000%	06/15/2015		200,000	211,498
Duke Realty LP
7.375%	02/15/2015		150,000	167,557
ERP Operating LP
5.375%	08/01/2016		500,000	547,343
5.200%	04/01/2013	†	250,000	269,112
HCP, Inc. MTN
6.700%	01/30/2018		500,000	537,196
Health Care REIT, Inc.
6.125%	04/15/2020		300,000	316,359
Simon Property Group LP
4.375%	03/01/2021		400,000	396,096

				2,446,252

Road & Rail—0.3%
Burlington Northern Santa Fe LLC
5.650%	05/01/2017		500,000	558,002
Canadian National Railway Co. (Canada)
4.400%	03/15/2013		585,000	623,836
CSX Corp.
7.375%	02/01/2019		300,000	362,439
6.000%	10/01/2036		334,000	349,026
Norfolk Southern Corp.
5.900%	06/15/2019		300,000	340,247
Union Pacific Corp.
6.625%	02/01/2029		250,000	284,348
5.780%	07/15/2040		300,000	303,188

				2,821,086

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Software—0.2%
Microsoft Corp.
4.500%	10/01/2040		$300,000	$281,964
0.875%	09/27/2013		300,000	298,514
Oracle Corp.
5.375%	07/15/2040	^	500,000	508,186
5.250%	01/15/2016		1,000,000	1,125,537

				2,214,201

Specialty Retail—0.1%
Home Depot, Inc.
5.875%	12/16/2036		550,000	574,015
Lowe’s Cos., Inc.
5.400%	10/15/2016		400,000	455,427

				1,029,442

Tobacco—0.2%
Altria Group, Inc.
9.250%	08/06/2019		800,000	1,045,677
Lorillard Tobacco Co.
6.875%	05/01/2020		300,000	310,382
Philip Morris International, Inc.
5.650%	05/16/2018		1,000,000	1,129,144

				2,485,203

Transportation Infrastructure—0.0%
United Parcel Service, Inc.
6.200%	01/15/2038		300,000	353,289

Wireless Telecommunication Services—0.3%
Alltel Corp.
7.000%	07/01/2012		1,000,000	1,085,442
America Movil SAB de CV (Mexico)
5.000%	03/30/2020		400,000	417,779
Rogers Communications, Inc. (Canada)
6.800%	08/15/2018		500,000	602,048
Vodafone Group plc (United Kingdom)
7.875%	02/15/2030		250,000	311,905
5.625%	02/27/2017		500,000	558,906
5.375%	01/30/2015		250,000	275,037

				3,251,117

TOTAL CORPORATE OBLIGATIONS
(Cost $188,519,835)				202,138,082

MORTGAGE-RELATED SECURITIES—35.0%
Commercial Mortgage-Backed Securities—2.4%
Banc of America Commercial Mortgage, Inc., Series 2005-1, Class A4
5.060%	11/10/2042	#	500,000	524,450
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class AM
5.195%	09/10/2047	#	1,000,000	1,029,135
Banc of America Commercial Mortgage, Inc., Series 2007-5, Class A4
5.492%	02/10/2051		2,000,000	2,095,086
Bear Stearns Commercial Mortgage Securities, Series 2005-T20, Class A4A
5.144%	10/12/2042	#	921,000	992,449

Coupon Rate	Maturity Date		Face	Value

Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4
5.537%	10/12/2041		$1,000,000	$1,078,047
Citigroup Commercial Mortgage Trust, Series 2004-C1, Class A3
5.251%	04/15/2040	#	610,940	635,242
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4
5.222%	07/15/2044	#	900,000	969,672
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A3
5.100%	08/15/2038	#	1,000,000	1,038,633
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4
5.736%	12/10/2049	†	1,000,000	1,058,304
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4
5.444%	03/10/2039	†	1,000,000	1,055,074
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6
5.396%	08/10/2038	#	600,000	645,020
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4
5.560%	11/10/2039		2,700,000	2,867,851
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A4
4.738%	07/15/2042		935,000	977,988
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class AM
5.464%	12/12/2043		750,000	738,397
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class A4
5.794%	02/12/2051	#	500,000	533,375
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class AM
5.464%	01/15/2049	#	2,000,000	1,907,035
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3
5.430%	02/15/2040		750,000	774,640
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4
5.414%	07/12/2046	#	750,000	791,613
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class AJ
5.485%	07/12/2046	#	500,000	457,503
Morgan Stanley Capital I, Series 2006-IQ12, Class A3
5.374%	12/15/2043		500,000	518,795
Morgan Stanley Capital I, Series 2007-HQ13, Class A2
5.649%	12/15/2044		1,400,000	1,449,575
Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A1
4.180%	03/12/2035		397,136	408,935
Wachovia Bank Commercial Mortgage Trust, Series 2003-C5, Class A2
3.989%	06/15/2035		750,000	779,835
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A4
5.012%	12/15/2035	#	750,000	802,528
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5
5.215%	01/15/2041	#	500,000	532,459
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A4
5.305%	07/15/2041	#	750,000	808,434
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class B
4.892%	10/15/2041		1,000,000	977,098

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

MORTGAGE-RELATED SECURITIES—(Continued)
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AJ
5.986%	06/15/2045	#	$1,000,000	$882,420

				27,329,593

U.S. Government Agency Mortgage-Backed Securities—32.6%
Federal Home Loan Mortgage Corp.
7.500%	06/01/2027- 10/01/2029		340,624	389,825
7.000%	02/01/2016- 09/01/2036		835,003	944,456
6.500%	07/01/2014- 01/01/2039		3,891,519	4,336,263
6.024%	01/01/2037	#	1,062,003	1,140,854
6.000%	11/01/2016- 10/01/2038		12,008,421	13,083,527
5.812%	01/01/2037	#	274,346	293,498
5.633%	02/01/2037	#	397,805	427,523
5.500%	02/01/2018- 08/01/2039		19,119,160	20,479,008
5.000%	05/01/2018- 07/01/2040		25,808,708	27,213,773
4.500%	08/01/2018- 08/01/2040		27,572,857	28,438,396
4.000%	05/01/2019- 12/01/2040		12,391,717	12,511,700
3.500%	11/01/2025- 01/01/2026		899,912	906,943
Federal Home Loan Mortgage Corp. TBA
4.500%	01/15/2026		500,000	522,422
4.000%	01/15/2026- 01/15/2041		2,200,000	2,229,828
Federal National Mortgage Association
7.500%	06/01/2030- 07/01/2031		31,333	35,970
7.000%	03/01/2030- 04/01/2038		1,882,656	2,137,037
6.500%	02/01/2017- 10/01/2039		4,982,396	5,572,787
6.000%	04/01/2014- 11/01/2039		18,629,425	20,336,686
5.639%	01/01/2037	#	1,567,037	1,666,765
5.602%	03/01/2037	#	2,826,786	2,988,900
5.500%	01/01/2018- 04/01/2040		31,015,617	33,358,405
5.390%	02/01/2037	#	150,991	159,761
5.000%	03/01/2018- 08/01/2040		31,894,207	33,711,254
4.500%	03/01/2018- 10/01/2040		35,877,063	37,076,250
4.000%	08/01/2018- 12/01/2040		20,156,330	20,354,773
3.559%	08/01/2040	#	450,663	460,847
3.500%	08/01/2025- 12/01/2040		2,593,637	2,581,217
3.245%	07/01/2040	#	957,054	985,401
3.123%	06/01/2040	#	394,568	402,908
2.891%	10/01/2035	#	911,065	953,237
2.798%	05/01/2035	#	302,722	315,746
2.790%	05/01/2035	#	917,864	958,843

Coupon Rate	Maturity Date		Face	Value

Federal National Mortgage Association TBA
6.500%	01/25/2041		$800,000	$889,125
5.500%	01/25/2026- 01/25/2041		1,700,000	1,823,125
5.000%	01/25/2041		2,750,000	2,891,366
4.500%	01/25/2041		1,400,000	1,437,407
4.000%	01/25/2026- 01/25/2041		4,500,000	4,547,812
Government National Mortgage Association
7.500%	12/15/2029- 05/15/2032		461,825	534,989
7.000%	09/15/2037		49,525	55,316
6.500%	03/15/2026- 01/15/2039		2,264,586	2,564,211
6.000%	02/15/2033- 12/15/2039		6,274,888	6,935,343
5.500%	01/15/2024- 11/15/2039		9,378,802	10,195,050
5.000%	05/15/2033- 07/20/2040		19,892,063	21,217,771
4.500%	07/15/2038- 09/15/2040		21,283,148	22,137,404
4.000%	08/15/2024- 11/15/2040		5,442,278	5,530,946
Government National Mortgage Association TBA
5.500%	01/15/2041		300,000	324,234
4.500%	01/15/2041		2,500,000	2,596,095

				360,654,997

TOTAL MORTGAGE-RELATED SECURITIES
(Cost $374,238,909)				387,984,590

U.S. TREASURY OBLIGATIONS—33.5%
U.S. Treasury Bonds—5.7%
U.S. Treasury Bond
11.250%	02/15/2015		1,300,000	1,801,515
9.875%	11/15/2015		2,550,000	3,497,883
9.125%	05/15/2018		1,060,000	1,518,947
8.750%	05/15/2017- 08/15/2020		2,610,000	3,703,282
8.500%	02/15/2020	†	1,600,000	2,289,501
8.125%	05/15/2021- 08/15/2021		2,180,000	3,096,732
8.125%	08/15/2019	†	2,260,000	3,148,994
8.000%	11/15/2021		1,620,000	2,291,540
7.875%	02/15/2021		600,000	837,094
7.500%	11/15/2024		775,000	1,085,969
7.250%	08/15/2022		1,130,000	1,527,795
7.125%	02/15/2023		925,000	1,242,535
6.875%	08/15/2025		1,000,000	1,336,875
6.250%	08/15/2023- 05/15/2030		3,400,000	4,296,656
6.125%	11/15/2027		700,000	879,484
6.000%	02/15/2026		565,000	698,658
5.375%	02/15/2031		800,000	934,000
5.000%	05/15/2037		710,000	792,316
4.750%	02/15/2037		1,400,000	1,504,782
4.625%	02/15/2040		3,600,000	3,771,562
4.500%	02/15/2036- 08/15/2039		5,500,000	5,666,316
4.375%	02/15/2038- 05/15/2040		7,570,000	7,613,510
4.250%	05/15/2039- 11/15/2040		5,000,000	4,923,329

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

U.S. TREASURY OBLIGATIONS—(Continued)
3.875%	08/15/2040	†	$3,200,000	$2,948,000
3.500%	02/15/2039		2,100,000	1,809,937

				63,217,212

U.S. Treasury Notes—27.8%
U.S. Treasury Note
5.125%	05/15/2016		700,000	806,586
4.875%	08/15/2016		1,600,000	1,823,875
4.875%	02/15/2012	†	2,655,000	2,788,478
4.750%	05/15/2014- 08/15/2017		3,010,000	3,384,641
4.625%	02/15/2017	†	560,000	630,569
4.625%	07/31/2012		1,000,000	1,065,860
4.500%	04/30/2012	†	1,000,000	1,055,196
4.500%	11/15/2015- 02/15/2016		1,440,000	1,612,625
4.375%	08/15/2012	†	1,000,000	1,063,438
4.250%	11/15/2013- 11/15/2017	†	3,100,000	3,403,086
4.250%	08/15/2013- 08/15/2015		8,235,000	9,056,347
4.125%	08/31/2012- 05/15/2015		4,680,000	5,061,403
4.000%	08/15/2018	†	1,800,000	1,950,890
4.000%	11/15/2012- 02/15/2015		6,050,000	6,579,558
3.875%	05/15/2018	†	1,830,000	1,969,252
3.875%	10/31/2012- 02/15/2013		5,825,000	6,209,780
3.750%	11/15/2018		5,000,000	5,319,140
3.625%	05/15/2013- 02/15/2020		11,570,000	12,114,520
3.500%	05/31/2013- 05/15/2020		9,725,000	10,100,567
3.375%	11/30/2012- 11/15/2019		9,175,000	9,551,751
3.250%	06/30/2016- 03/31/2017	†	6,400,000	6,708,554
3.125%	04/30/2013- 05/15/2019		18,655,000	19,414,710
3.000%	08/31/2016- 02/28/2017		4,100,000	4,239,663
2.750%	10/31/2013- 02/15/2019		12,930,000	13,130,239
2.625%	06/30/2014- 11/15/2020		7,385,000	7,454,746
2.625%	07/31/2014- 08/15/2020	†	11,300,000	11,225,603
2.500%	03/31/2013- 06/30/2017		7,400,000	7,589,838
2.500%	03/31/2015	†	2,000,000	2,070,472
2.375%	08/31/2014- 07/31/2017		14,075,000	14,445,239
2.250%	05/31/2014- 11/30/2017		7,500,000	7,614,994
2.125%	11/30/2014- 12/31/2015		7,400,000	7,513,630
2.000%	11/30/2013		2,000,000	2,059,376
1.875%	06/15/2012- 09/30/2017		12,825,000	12,773,062

Coupon Rate	Maturity Date			Face	Value

1.875%	10/31/2017		†	$2,000,000	$1,901,562
1.750%	08/15/2012- 07/31/2015			13,000,000	13,213,998
1.500%	12/31/2013			2,350,000	2,384,148
1.500%	07/15/2012		†	2,000,000	2,033,516
1.375%	02/15/2012- 11/30/2015			26,089,000	26,355,685
1.250%	08/31/2015- 10/31/2015			8,000,000	7,762,933
1.125%	01/15/2012- 06/15/2013			6,900,000	6,962,457
1.000%	03/31/2012- 07/15/2013			10,250,000	10,325,675
0.875%	02/29/2012		†	2,000,000	2,011,952
0.875%	01/31/2012			2,500,000	2,514,355
0.750%	09/15/2013		†	2,000,000	1,993,906
0.750%	05/31/2012- 12/15/2013			7,500,000	7,492,787
0.625%	06/30/2012- 12/31/2012			7,900,000	7,919,249
0.500%	11/30/2012- 11/15/2013		†	4,500,000	4,471,700
0.500%	10/15/2013			2,000,000	1,977,970
0.375%	08/31/2012- 10/31/2012			6,500,000	6,485,043

					307,594,624

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $369,616,365)					370,811,836

GOVERNMENT RELATED OBLIGATIONS—12.0%
U.S. Government Agencies—6.6%
Federal Farm Credit Bank
2.950%	12/13/2018			200,000	193,812
2.125%	06/18/2012			900,000	920,973
2.120%	09/08/2016			350,000	338,553
2.000%	01/17/2012		†	1,000,000	1,016,663
Federal Home Loan Bank
5.750%	05/15/2012		†	2,225,000	2,385,018
5.375%	05/18/2016			2,000,000	2,297,232
5.250%	06/18/2014			1,000,000	1,135,966
4.875%	09/08/2017			1,250,000	1,397,775
4.750%	12/16/2016		†	1,000,000	1,119,775
4.500%	11/15/2012		†	2,500,000	2,679,335
1.750%	08/22/2012			2,400,000	2,447,016
0.600%	07/20/2012			300,000	299,473
0.550%	12/03/2012			500,000	499,142
Federal Home Loan Mortgage Corp.
6.250%	07/15/2032		†	1,050,000	1,286,717
6.000%	04/16/2037			600,000	622,262
5.500%	07/18/2016		†	1,000,000	1,159,559
5.000%	01/30/2014- 04/29/2025			850,000	919,676
4.875%	06/13/2018		†	1,000,000	1,120,102
4.500%	01/15/2013- 01/15/2015		†	3,100,000	3,372,309
4.500%	04/02/2014			900,000	986,173
4.375%	07/17/2015		†	1,900,000	2,097,908
4.125%	09/27/2013			1,000,000	1,084,339
3.750%	06/28/2013			2,710,000	2,904,012
3.000%	07/14/2016			250,000	250,158
2.875%	02/09/2015			1,000,000	1,042,139
2.125%	03/23/2012 09/21/2012	-		2,750,000	2,811,450

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

GOVERNMENT RELATED OBLIGATIONS—(Continued)
1.800%	02/25/2013		$600,000	$601,106
1.750%	06/15/2012	†	1,000,000	1,017,960
1.625%	04/15/2013	†	500,000	509,049
1.450%	02/24/2014		200,000	200,079
1.400%	07/26/2013		500,000	500,234
1.200%	09/24/2013- 04/28/2014		700,000	696,645
1.150%	10/07/2013		500,000	499,007
1.125%	07/27/2012	†	1,000,000	1,009,398
0.950%	03/07/2013		300,000	300,195
0.700%	10/25/2012		400,000	398,705
Federal Home Loan Mortgage Corp. MTN
5.050%	01/26/2015		300,000	336,934
Federal National Mortgage Association
7.250%	05/15/2030	†	700,000	945,357
6.625%	11/15/2030		500,000	632,784
6.250%	05/15/2029		740,000	910,528
6.125%	03/15/2012		750,000	800,547
5.945%	06/07/2027		300,000	306,141
5.800%	02/09/2026		100,000	100,442
5.375%	04/11/2022		880,000	928,693
5.000%	05/11/2017	†	650,000	729,880
4.875%	12/15/2016		1,000,000	1,122,517
4.625%	10/15/2013	†	900,000	988,536
4.375%	09/15/2012- 03/15/2013		3,600,000	3,866,998
2.750%	02/05/2014- 03/13/2014	†	4,000,000	4,183,510
2.625%	11/20/2014		1,000,000	1,038,979
2.000%	08/24/2015- 03/28/2016		600,000	589,450
1.875%	04/20/2012		500,000	509,120
1.800%	02/08/2013- 03/15/2013		900,000	905,075
1.750%	05/07/2013- 11/17/2015		1,100,000	1,118,965
1.550%	08/12/2014- 10/27/2015		500,000	488,700
1.500%	07/19/2013- 09/08/2014		1,250,000	1,247,965
1.375%	07/19/2013		500,000	501,638
1.350%	08/16/2013		250,000	250,205
1.300%	05/25/2012		500,000	501,703
1.250%	07/29/2013- 08/23/2013		600,000	600,390
1.000%	09/20/2013- 10/18/2013		1,000,000	994,986
0.850%	08/17/2012		250,000	250,130
0.750%	12/18/2013	†	1,000,000	989,551
0.550%	11/01/2012		400,000	398,890
0.500%	10/30/2012		1,000,000	997,807
0.000%	06/01/2017		1,000,000	817,083
Financing Corp. Fico
8.600%	09/26/2019		500,000	688,173
Financing Corp. Fico, Series E
9.650%	11/02/2018		500,000	720,137
Tennessee Valley Authority, Series E
6.250%	12/15/2017		1,200,000	1,442,321

				73,024,050

Coupon Rate	Maturity Date	Face	Value

U.S. Government Agencies-U.S. Government Guaranteed Bank Debt—0.7%
Ally Financial, Inc.
2.200%	12/19/2012	$750,000	$771,772
Bank of America Corp., Series L MTN
3.125%	06/15/2012	1,500,000	1,554,124
Citigroup Funding, Inc.
1.875%	10/22/2012	1,000,000	1,020,478
Citigroup, Inc.
2.125%	04/30/2012	1,000,000	1,020,626
General Electric Capital Corp., Series G MTN
2.625%	12/28/2012	1,000,000	1,037,687
Goldman Sachs Group, Inc. (The)
3.250%	06/15/2012	1,000,000	1,038,463
Morgan Stanley
1.950%	06/20/2012	1,000,000	1,021,045

			7,464,195

Non-U.S. Government Agencies—1.1%
Eksportfinans ASA MTN (Norway)
5.000%	02/14/2012	800,000	837,880
Export Development Canada (Canada)
2.250%	05/28/2015	300,000	304,077
Export-Import Bank of Korea (Korea, Republic of)
5.125%	03/16/2015	500,000	529,611
Japan Finance Corp. (Japan)
2.125%	11/05/2012	500,000	509,475
1.500%	07/06/2012	500,000	504,688
Korea Development Bank (Korea, Republic of)
8.000%	01/23/2014	500,000	571,142
Kreditanstalt fuer Wiederaufbau (Germany)
4.875%	01/17/2017	1,000,000	1,117,681
4.500%	07/16/2018	500,000	544,759
4.125%	10/15/2014	1,000,000	1,088,252
3.250%	03/15/2013	750,000	786,530
2.625%	03/03/2015	750,000	771,464
1.875%	01/14/2013	200,000	203,864
Kreditanstalt fuer Wiederaufbau MTN (Germany)
2.750%	09/08/2020	500,000	465,600
2.250%	04/16/2012	1,100,000	1,122,787
Landwirtschaftliche Rentenbank (Germany)
4.875%	11/16/2015	750,000	833,768
4.125%	07/15/2013	150,000	160,697
Oesterreichische Kontrollbank AG MTN (Austria)
1.750%	03/11/2013	200,000	202,622
Pemex Project Funding Master Trust
6.625%	06/15/2035	500,000	511,247
Petrobras International Finance Co. (Cayman Islands)
8.375%	12/10/2018	250,000	305,316
6.125%	10/06/2016	500,000	552,512
Svensk Exportkredit AB (Sweden)
5.125%	03/01/2017	500,000	555,287

			12,479,259

Sovereign Debt—1.1%
Brazilian Government International Bond (Brazil)
11.000%	08/17/2040	260,000	350,870
10.125%	05/15/2027	635,000	974,725
8.875%	04/15/2024	400,000	554,000
7.875%	03/07/2015	455,000	546,000
7.125%	01/20/2037	460,000	550,850
Canada Government International Bond (Canada)
2.375%	09/10/2014	500,000	515,967

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

GOVERNMENT RELATED OBLIGATIONS—(Continued)
Chile Government International Bond (Chile)
3.875%	08/05/2020		$500,000	$494,030
Mexico Government International Bond (Mexico)
6.050%	01/11/2040		500,000	513,750
5.875%	02/17/2014		500,000	571,250
Nordic Investment Bank
2.500%	07/15/2015		500,000	508,247
Panama Government International Bond (Panama)
7.250%	03/15/2015		300,000	348,000
Peruvian Government International Bond (Peru)
6.550%	03/14/2037		500,000	550,000
Poland Government International Bond (Poland)
3.875%	07/16/2015		300,000	306,412
Republic of Finland (Finland)
6.950%	02/15/2026		150,000	196,233
Republic of Italy (Italy)
6.875%	09/27/2023		250,000	276,112
5.375%	06/15/2033		500,000	471,941
4.375%	06/15/2013		1,000,000	1,041,039
Republic of Korea (Korea, Republic of)
5.750%	04/16/2014		500,000	547,036
Republic of South Africa (South Africa)
7.375%	04/25/2012		250,000	270,000
South Africa Government International Bond (South Africa)
6.875%	05/27/2019		500,000	588,125
State of Israel (Israel)
5.500%	11/09/2016		600,000	680,664
United Mexican States (Mexico)
8.125%	12/30/2019		750,000	958,125
United Mexican States MTN (Mexico)
8.300%	08/15/2031		500,000	662,500

				12,475,876

Supranational—1.2%
African Development Bank, Series GDIF
1.750%	10/01/2012		710,000	722,204
Asian Development Bank
2.750%	05/21/2014		100,000	104,202
Asian Development Bank MTN
3.625%	09/05/2013		800,000	851,842
2.125%	03/15/2012		1,000,000	1,018,565
Corp. Andina de Fomento
3.750%	01/15/2016		300,000	298,083
European Investment Bank
5.125%	09/13/2016- 05/30/2017		1,000,000	1,130,365
4.625%	03/21/2012- 05/15/2014		1,300,000	1,389,536
3.375%	06/12/2013		500,000	526,771
2.875%	09/15/2020		500,000	469,835
1.875%	06/17/2013		1,000,000	1,018,681
1.750%	09/14/2012		1,000,000	1,018,422
1.625%	03/15/2013		400,000	405,498
Inter-American Development Bank
2.250%	07/15/2015	†	200,000	202,751
1.625%	07/15/2013		500,000	508,640
Inter-American Development Bank MTN
3.875%	02/14/2020		500,000	525,203
3.500%	03/15/2013	†	500,000	529,037
1.750%	10/22/2012		800,000	816,150

Coupon Rate	Maturity Date		Face	Value

International Bank for Reconstruction & Development
2.375%	05/26/2015		$200,000	$204,897
1.750%	07/15/2013	†	1,000,000	1,022,675
0.800%	07/13/2012		300,000	301,337
International Finance Corp. MTN
2.125%	11/17/2017		500,000	477,035

				13,541,729

U.S. Municipal Bonds—0.9%
American Municipal Power-Ohio, Inc. Revenue Bonds (Ohio)
7.499%	02/15/2050		400,000	412,612
California General Obligation Bonds (California)
7.550%	04/01/2039		500,000	519,070
California State Public Works Board Revenue Bonds, Series 2009 G-2 (California)
8.361%	10/01/2034		400,000	404,876
Country of Cook Illinois General Obligation Bonds, Series 2010 D (Illinois)
6.229%	11/15/2034		200,000	190,894
Dallas Convention Center Hotel Development Corp. Revenue Bonds (Texas)
7.088%	01/01/2042		200,000	201,574
Dallas County Hospital District General Obligation Bonds, Series 2009 C (Texas)
5.621%	08/15/2044		300,000	303,894
Dallas Independent School District General Obligation Bonds (Texas)
6.450%	02/15/2035		300,000	313,104
Illinois General Obligation Bonds (Illinois)
5.100%	06/01/2033		1,100,000	824,087
Los Angeles Unified School District General Obligation Bonds (California)
5.755%	07/01/2029		200,000	189,838
5.750%	07/01/2034		300,000	280,509
Metropolitan Government of Nashville & Davidson County Authority General Obligation Bonds (Tennessee)
5.707%	07/01/2034		300,000	296,712
Metropolitan Transportation Authority Revenue Bonds (New York)
6.814%	11/15/2040		400,000	412,124
6.648%	11/15/2039		100,000	97,828
6.548%	11/15/2031		200,000	196,334
Municipal Electric Authority of Georgia Revenue Bonds, Series 2010 J (Georgia)
6.637%	04/01/2057		300,000	293,550
New Jersey Economic Development Authority Revenue Bonds, Series 1997 A (New Jersey)
7.425%	02/15/2029		500,000	534,595
New Jersey State Turnpike Authority Revenue Bonds, Series 2003 B (New Jersey)
7.102%	01/01/2041		500,000	542,415
4.252%	01/01/2016		25,000	26,919
New York City Municipal Water Finance Authority Revenue Bonds (New York)
5.724%	06/15/2042		200,000	193,046
New York State Dormitory Authority Revenue Bonds (New York)
5.600%	03/15/2040		200,000	196,822
North Texas Tollway Authority Revenue Bonds, Series 2010 B-2 (Texas)
8.910%	02/01/2030		200,000	204,838
Ohio State University General Obligation Bonds (Ohio)
4.910%	06/01/2040		300,000	271,905
Oregon General Obligation Bonds (Oregon)
5.762%	06/01/2023		200,000	212,920

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value

GOVERNMENT RELATED OBLIGATIONS—(Continued)
Oregon State Department of Transportation Revenue Bonds, Series 2010 A (Oregon)
5.834%	11/15/2034	$300,000	$305,853
Port Authority of New York & New Jersey Revenue Bonds (New York)
6.040%	12/01/2029	255,000	253,562
State of California General Obligation Bonds (California)
7.625%	03/01/2040	300,000	313,323
State of Connecticut General Obligation Bonds, Series 2008 A (Connecticut)
5.850%	03/15/2032	200,000	205,684
State of Georgia General Obligation Bonds, Series 2009 H (Georgia)
4.503%	11/01/2025	300,000	296,349
State of Texas General Obligation Bonds (Texas)
5.517%	04/01/2039	400,000	407,752
4.681%	04/01/2040	300,000	273,372
University of California Revenue Bonds (California)
6.548%	05/15/2048	300,000	292,959

			9,469,320

Non-U.S. Regional Authority Bonds—0.4%
Hydro Quebec, Series IO (Canada)
8.050%	07/07/2024	250,000	349,140
Ontario Electricity Financial Corp. (Canada)
7.450%	03/31/2013	350,000	396,279
Province of British Columbia (Canada)
2.850%	06/15/2015	200,000	206,108
Province of Manitoba, Series FH (Canada)
4.900%	12/06/2016	500,000	557,592
Province of Nova Scotia (Canada)
2.375%	07/21/2015	300,000	300,629
Province of Ontario (Canada)
5.450%	04/27/2016	1,000,000	1,138,573
4.500%	02/03/2015	400,000	437,389
4.400%	04/14/2020	200,000	209,488
2.700%	06/16/2015	200,000	203,821
Province of Saskatchewan (Canada)
7.375%	07/15/2013	230,000	264,509
Region of Lombardy (Italy)
5.804%	10/25/2032	100,000	93,860

			4,157,388

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $129,144,358)			132,611,817

ASSET-BACKED SECURITIES—0.2%
Automobile—0.1%
Nissan Auto Receivables Owner Trust Series 2008-B, Class A4
5.050%	11/17/2014	600,000	628,768
Credit Card—0.1%
Capital One Multi-Asset Execution Trust Series 2007-A7, Class A7
5.750%	07/15/2020	1,500,000	1,706,960
Other—0.0%
PSE&G Transition Funding LLC Series 2001-1, Class A6
6.610%	06/15/2015	200,000	217,022

TOTAL ASSET-BACKED SECURITIES
(Cost $2,533,711)			2,552,750

Coupon Rate	Maturity Date		Face	Value

CERTIFICATES OF DEPOSIT—0.0%
Commercial Banks—0.0%
Royal Bank of Canada
2.250%	03/15/2013
(Cost $515,630)			$500,000	$515,198

			Shares	Value
CASH EQUIVALENTS—9.2%
Institutional Money Market Funds—9.2%
Dreyfus Institutional Cash Advantage Fund, 0.18%		¥††	11,100,000	11,100,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.25%			¥28,108,012	28,108,012
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.25%		¥††	17,725,714	17,725,714
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.23%		¥††	11,100,000	11,100,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.19%		¥††	11,100,000	11,100,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.21%		¥††	11,100,000	11,100,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.20%		¥††	11,100,000	11,100,000

TOTAL CASH EQUIVALENTS
(Cost $101,333,726)				101,333,726

TOTAL INVESTMENTS—108.2%
(Cost $1,165,902,534)				1,197,947,999
Other assets less liabilities—(8.2%)				(90,626,648)

NET ASSETS—100.0%				$1,107,321,351

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Notes to the Schedule of Investments:

MTN	Medium Term Note
TBA	Security is subject to delayed delivery.
#	Rate is subject to change. Rate shown reflects current rate.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities amounted to $2,812,061, which represents 0.3% of Net Assets.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2010

Vantagepoint 500 Stock Index Fund		Shares	Value

COMMON STOCKS—97.1%
Aerospace & Defense—2.6%
Boeing Co. (The)		23,901	$1,559,779
General Dynamics Corp.		12,507	887,497
Goodrich Corp.		4,185	368,573
Honeywell International, Inc.		25,421	1,351,381
ITT Corp.		5,812	302,863
L-3 Communications Holdings, Inc.		3,715	261,870
Lockheed Martin Corp.	†	9,712	678,966
Northrop Grumman Corp.		9,753	631,799
Precision Castparts Corp.		4,605	641,062
Raytheon Co.		11,917	552,234
Rockwell Collins, Inc.		5,022	292,582
United Technologies Corp.		30,133	2,372,070

			9,900,676

Air Freight & Logistics—1.1%
C.H. Robinson Worldwide, Inc.	†	5,367	430,380
Expeditors International of Washington, Inc.		7,127	389,134
FedEx Corp.		10,160	944,982
United Parcel Service, Inc., Class B		32,349	2,347,890

			4,112,386

Airlines—0.1%
Southwest Airlines Co.		23,716	307,834

Auto Components—0.2%
Goodyear Tire & Rubber Co. (The)	*†	7,170	84,964
Johnson Controls, Inc.		21,794	832,531

			917,495

Automobiles—0.6%
Ford Motor Co.	*†	122,044	2,049,119
Harley-Davidson, Inc.		7,505	260,198

			2,309,317

Beverages—2.5%
Brown-Forman Corp., Class B	†	3,358	233,784
Coca-Cola Co. (The)		75,696	4,978,526
Coca-Cola Enterprises, Inc.		10,815	270,699
Constellation Brands, Inc., Class A	*	6,458	143,045
Dr. Pepper Snapple Group, Inc.		7,442	261,661
Molson Coors Brewing Co., Class B		5,028	252,355
PepsiCo, Inc.		51,898	3,390,496

			9,530,566

Biotechnology—1.3%
Amgen, Inc.	*	30,836	1,692,896
Biogen Idec, Inc.	*†	7,862	527,147
Celgene Corp.	*	15,329	906,557
Cephalon, Inc.	*†	2,526	155,905
Genzyme Corp.	*	8,324	592,669
Gilead Sciences, Inc.	*	26,521	961,121

			4,836,295

Building Products—0.0%
Masco Corp.	†	10,878	137,715

Capital Markets—2.5%
Ameriprise Financial, Inc.		8,127	467,709

		Shares	Value

Bank of New York Mellon Corp. (The)		40,410	$1,220,382
Charles Schwab Corp. (The)		32,391	554,210
E*Trade Financial Corp.	*	6,204	99,264
Federated Investors, Inc., Class B	†	2,838	74,271
Franklin Resources, Inc.		4,782	531,806
Goldman Sachs Group, Inc. (The)		16,680	2,804,909
Invesco Ltd.		14,822	356,617
Janus Capital Group, Inc.	†	5,927	76,873
Legg Mason, Inc.		5,075	184,070
Morgan Stanley		49,289	1,341,154
Northern Trust Corp.	†	7,701	426,712
State Street Corp.		16,251	753,071
T. Rowe Price Group, Inc.	†	8,601	555,109

			9,446,157

Chemicals—2.1%
Air Products & Chemicals, Inc.		6,874	625,190
Airgas, Inc.		2,441	152,465
CF Industries Holdings, Inc.		2,209	298,546
Dow Chemical Co. (The)		37,483	1,279,670
E.I. Du Pont de Nemours & Co.		29,562	1,474,553
Eastman Chemical Co.		2,451	206,080
Ecolab, Inc.		7,552	380,772
FMC Corp.		2,512	200,684
International Flavors & Fragrances, Inc.		2,537	141,032
Monsanto Co.		17,793	1,239,104
PPG Industries, Inc.		5,518	463,898
Praxair, Inc.		9,974	952,218
Sherwin-Williams Co. (The)		3,050	255,437
Sigma-Aldrich Corp.		3,803	253,128

			7,922,777

Commercial Banks—2.9%
BB&T Corp.	†	22,869	601,226
Comerica, Inc.	†	5,923	250,187
Fifth Third Bancorp	†	25,320	371,698
First Horizon National Corp.	*	6,904	81,328
Huntington Bancshares, Inc./Ohio		22,638	155,523
KeyCorp		28,389	251,243
M&T Bank Corp.		3,881	337,841
Marshall & Ilsley Corp.		16,636	115,121
PNC Financial Services Group, Inc.		17,070	1,036,490
Regions Financial Corp.		40,205	281,435
SunTrust Banks, Inc.		16,562	488,745
U.S. Bancorp		62,561	1,687,270
Wells Fargo & Co.		170,566	5,285,840
Zions Bancorporation		5,045	122,240

			11,066,187

Commercial Services & Supplies—0.5%
Avery Dennison Corp.		3,386	143,364
Cintas Corp.		4,626	129,343
Iron Mountain, Inc.		6,512	162,865
Pitney Bowes, Inc.	†	7,101	171,702
R.R. Donnelley & Sons Co.		6,781	118,464
Republic Services, Inc.		10,271	306,692
Stericycle, Inc.	*†	2,698	218,322
Waste Management, Inc.	†	15,740	580,334

			1,831,086

Communications Equipment—2.2%
Cisco Systems, Inc.	*	181,018	3,661,994

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint 500 Stock Index Fund		Shares	Value

COMMON STOCKS—(Continued)
F5 Networks, Inc.	*†	2,505	$326,051
Harris Corp.		4,085	185,050
JDS Uniphase Corp.	*	7,658	110,888
Juniper Networks, Inc.	*†	17,428	643,442
Motorola, Inc.	*	75,279	682,780
QUALCOMM, Inc.		52,395	2,593,029
Tellabs, Inc.		12,447	84,391

			8,287,625

Computers & Peripherals—4.3%
Apple, Inc.	*	29,909	9,647,447
Dell, Inc.	*	55,855	756,835
EMC Corp.	*†	67,075	1,536,018
Hewlett-Packard Co.		74,034	3,116,832
Lexmark International, Inc., Class A	*	2,870	99,933
NetApp, Inc.	*†	11,768	646,769
QLogic Corp.	*	3,699	62,957
SanDisk Corp.	*	7,315	364,726
Western Digital Corp.	*	7,676	260,216

			16,491,733

Construction & Engineering—0.2%
Fluor Corp.	†	5,633	373,243
Jacobs Engineering Group, Inc.	*	3,849	176,477
Quanta Services, Inc.	*†	6,807	135,595

			685,315

Construction Materials—0.0%
Vulcan Materials Co.	†	4,015	178,105

Consumer Finance—0.7%
American Express Co.		34,382	1,475,675
Capital One Financial Corp.		14,787	629,335
Discover Financial Services		18,231	337,820
SLM Corp.	*	16,076	202,397

			2,645,227

Containers & Packaging—0.2%
Ball Corp.		2,894	196,937
Bemis Co., Inc.		3,365	109,901
Owens-Illinois, Inc.	*	5,235	160,715
Sealed Air Corp.		5,101	129,820

			597,373

Distributors—0.1%
Genuine Parts Co.		4,973	255,314

Diversified Consumer Services—0.1%
Apollo Group, Inc., Class A	*	4,113	162,422
DeVry, Inc.		2,111	101,286
H&R Block, Inc.	†	10,479	124,805

			388,513

Diversified Financial Services—4.2%
Bank of America Corp.		328,784	4,385,979
Citigroup, Inc.	*	947,192	4,480,218
CME Group, Inc.		2,188	703,989
IntercontinentalExchange, Inc.	*	2,472	294,539
JPMorgan Chase & Co.		127,589	5,412,325
Leucadia National Corp.		6,542	190,896
Moody’s Corp.	†	6,750	179,145
NASDAQ OMX Group, Inc. (The)	*†	4,996	118,455

		Shares	Value

NYSE Euronext		8,746	$262,205

			16,027,751

Diversified Telecommunication Services—2.7%
AT&T, Inc.		192,274	5,649,010
CenturyLink, Inc.	†	9,970	460,315
Frontier Communications Corp.	†	32,749	318,648
Qwest Communications International, Inc.		56,369	428,968
Verizon Communications, Inc.		91,931	3,289,291
Windstream Corp.	†	15,317	213,519

			10,359,751

Electric Utilities—1.7%
Allegheny Energy, Inc.		5,053	122,485
American Electric Power Co., Inc.		15,506	557,906
Duke Energy Corp.		42,576	758,278
Edison International		10,394	401,208
Entergy Corp.		5,918	419,172
Exelon Corp.		21,434	892,512
FirstEnergy Corp.	†	9,733	360,316
NextEra Energy, Inc.		13,445	699,005
Northeast Utilities		5,907	188,315
Pepco Holdings, Inc.	†	7,419	135,397
Pinnacle West Capital Corp.		3,328	137,946
PPL Corp.		15,688	412,908
Progress Energy, Inc.		9,523	414,060
Southern Co.		26,890	1,028,005

			6,527,513

Electrical Equipment—0.5%
Emerson Electric Co.		24,573	1,404,839
Rockwell Automation, Inc.	†	4,779	342,702
Roper Industries, Inc.		2,903	221,876

			1,969,417

Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp., Class A		5,455	287,915
Corning, Inc.	†	50,629	978,152
FLIR Systems, Inc.	*†	5,021	149,375
Jabil Circuit, Inc.		6,753	135,668
Molex, Inc.	†	3,928	89,244

			1,640,354

Energy Equipment & Services—2.1%
Baker Hughes, Inc.		14,181	810,728
Cameron International Corp.	*	8,159	413,906
Diamond Offshore Drilling, Inc.	†	2,210	147,783
FMC Technologies, Inc.	*	3,828	340,347
Halliburton Co.		29,373	1,199,300
Helmerich & Payne, Inc.	†	3,364	163,087
Nabors Industries Ltd. (Bermuda)	*	9,642	226,201
National Oilwell Varco, Inc.		13,565	912,246
Rowan Cos., Inc.	*	3,731	130,249
Schlumberger Ltd.		44,418	3,708,903

			8,052,750

Food & Staples Retailing—2.3%
Costco Wholesale Corp.		14,305	1,032,964
CVS Caremark Corp.		44,408	1,544,066
Kroger Co. (The)		20,793	464,932

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint 500 Stock Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Safeway, Inc.		12,573	$282,767
SUPERVALU, Inc.	†	7,553	72,735
Sysco Corp.		19,557	574,976
Walgreen Co.		30,270	1,179,319
Wal-Mart Stores, Inc.		63,964	3,449,579
Whole Foods Market, Inc.	*†	4,794	242,528

			8,843,866

Food Products—1.7%
Archer-Daniels-Midland Co.		20,839	626,837
Campbell Soup Co.	†	6,126	212,878
ConAgra Foods, Inc.		14,781	333,755
Dean Foods Co.	*	6,452	57,036
General Mills, Inc.		20,967	746,216
H.J. Heinz Co.	†	10,469	517,797
Hershey Co. (The)		5,061	238,626
Hormel Foods Corp.	†	2,325	119,179
J.M. Smucker Co. (The)		3,807	249,930
Kellogg Co.		8,189	418,294
Kraft Foods, Inc., Class A		56,924	1,793,675
McCormick & Co., Inc.	†	4,418	205,570
Mead Johnson Nutrition Co.		6,505	404,936
Sara Lee Corp.	†	21,318	373,278
Tyson Foods, Inc., Class A		10,014	172,441

			6,470,448

Gas Utilities—0.1%
Nicor, Inc.		1,395	69,638
Oneok, Inc.		3,325	184,438

			254,076

Health Care Equipment & Supplies—1.5%
Baxter International, Inc.		19,350	979,497
Becton Dickinson and Co.	†	7,650	646,578
Boston Scientific Corp.	*	48,118	364,253
C.R. Bard, Inc.	†	3,108	285,221
CareFusion Corp.	*	7,217	185,477
DENTSPLY International, Inc.		4,513	154,209
Intuitive Surgical, Inc.	*	1,297	334,302
Medtronic, Inc.		35,243	1,307,163
St. Jude Medical, Inc.	*	11,156	476,919
Stryker Corp.		11,023	591,935
Varian Medical Systems, Inc.	*†	3,908	270,746
Zimmer Holdings, Inc.	*	6,576	353,000

			5,949,300

Health Care Providers & Services—1.9%
Aetna, Inc.		13,092	399,437
AmerisourceBergen Corp.		9,315	317,828
Cardinal Health, Inc.		11,476	439,646
CIGNA Corp.		9,237	338,629
Coventry Health Care, Inc.	*	4,426	116,846
DaVita, Inc.	*	3,186	221,395
Express Scripts, Inc.	*†	17,218	930,633
Humana, Inc.	*	5,695	311,744
Laboratory Corp. of America Holdings	*†	3,448	303,148
McKesson Corp.		8,268	581,902
Medco Health Solutions, Inc.	*†	14,122	865,255
Patterson Cos., Inc.		2,852	87,357
Quest Diagnostics, Inc.		4,972	268,339
Tenet Healthcare Corp.	*	14,819	99,139

		Shares	Value

UnitedHealth Group, Inc.		35,912	$1,296,782
WellPoint, Inc.	*	13,019	740,260

			7,318,340

Health Care Technology—0.1%
Cerner Corp.	*†	2,165	205,112

Hotels, Restaurants & Leisure—1.7%
Carnival Corp.		13,990	645,079
Darden Restaurants, Inc.		4,663	216,550
International Game Technology		9,205	162,836
Marriott International, Inc., Class A	†	9,303	386,447
McDonald’s Corp.		34,469	2,645,840
Starbucks Corp.		24,135	775,458
Starwood Hotels & Resorts Worldwide, Inc.	†	6,332	384,859
Wyndham Worldwide Corp.		6,076	182,037
Wynn Resorts Ltd.		2,444	253,785
Yum! Brands, Inc.		15,149	743,058

			6,395,949

Household Durables—0.4%
D.R. Horton, Inc.		7,975	95,142
Fortune Brands, Inc.		5,116	308,239
Harman International Industries, Inc.	*	2,000	92,600
Leggett & Platt, Inc.		5,276	120,082
Lennar Corp., Class A		5,349	100,294
Newell Rubbermaid, Inc.		9,337	169,746
Pulte Group, Inc.	*†	11,419	85,871
Stanley Black & Decker, Inc.		5,362	358,557
Whirlpool Corp.	†	2,518	223,674

			1,554,205

Household Products—2.2%
Clorox Co.		4,707	297,859
Colgate-Palmolive Co.		15,755	1,266,229
Kimberly-Clark Corp.		13,496	850,788
Procter & Gamble Co. (The)		91,356	5,876,932

			8,291,808

Independent Power Producers & Energy Traders—0.2%
AES Corp. (The)	*	21,242	258,728
Constellation Energy Group, Inc.		6,423	196,736
NRG Energy, Inc.	*	8,174	159,720

			615,184

Industrial Conglomerates—2.4%
3M Co.		23,285	2,009,495
General Electric Co.		348,502	6,374,102
Textron, Inc.	†	9,147	216,235
Tyco International Ltd. (Switzerland)		16,200	671,328

			9,271,160

Insurance—3.8%
ACE Ltd. (Switzerland)		11,000	684,750
Aflac, Inc.		15,227	859,259
Allstate Corp. (The)		17,794	567,273
American International Group, Inc.	*†	4,555	262,459
AON Corp.		10,696	492,123
Assurant, Inc.		3,628	139,750

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint 500 Stock Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Berkshire Hathaway, Inc., Class B	*	56,283	$4,508,831
Chubb Corp.	†	9,973	594,790
Cincinnati Financial Corp.	†	5,643	178,827
Genworth Financial, Inc., Class A	*	16,334	214,629
Hartford Financial Services Group, Inc.		14,732	390,251
Lincoln National Corp.	†	9,726	270,480
Loews Corp.		10,425	405,637
Marsh & McLennan Cos., Inc.		17,937	490,397
MetLife, Inc.		29,534	1,312,491
Principal Financial Group, Inc.		10,148	330,419
Progressive Corp. (The)		21,649	430,165
Prudential Financial, Inc.		15,793	927,207
Torchmark Corp.		2,839	169,602
Travelers Cos., Inc. (The)		15,315	853,199
Unum Group		11,151	270,077
XL Group plc (Ireland)		10,674	232,907

			14,585,523

Internet & Catalog Retail—0.8%
Amazon.com, Inc.	*	11,517	2,073,060
Expedia, Inc.		6,542	164,139
Netflix, Inc.	*	1,344	236,141
priceline.com, Inc.	*	1,574	628,891

			3,102,231

Internet Software & Services—1.9%
Akamai Technologies, Inc.	*	5,766	271,290
eBay, Inc.	*	37,608	1,046,631
Google, Inc., Class A	*	8,133	4,830,758
Monster Worldwide, Inc.	*	4,065	96,056
VeriSign, Inc.		5,701	186,252
Yahoo! Inc.	*	43,665	726,149

			7,157,136

IT Services—2.9%
Automatic Data Processing, Inc.		16,299	754,318
Cognizant Technology Solutions Corp., Class A	*†	9,698	710,766
Computer Sciences Corp.		5,168	256,333
Fidelity National Information Services, Inc.		8,254	226,077
Fiserv, Inc.	*	4,834	283,079
International Business Machines Corp.		40,549	5,950,971
Mastercard, Inc., Class A		3,137	703,033
Paychex, Inc.	†	10,243	316,611
SAIC, Inc.	*†	9,268	146,991
Teradata Corp.	*	5,336	219,630
Total System Services, Inc.		5,490	84,436
Visa, Inc., Class A		16,130	1,135,229
Western Union Co. (The)		21,565	400,462

			11,187,936

Leisure Equipment & Products—0.1%
Hasbro, Inc.		4,244	200,232
Mattel, Inc.		12,211	310,526

			510,758

		Shares	Value

Life Sciences Tools & Services—0.5%
Agilent Technologies, Inc.	*	11,545	$478,309
Life Technologies Corp.	*	6,099	338,494
PerkinElmer, Inc.		4,019	103,771
Thermo Fisher Scientific, Inc.	*	13,293	735,900
Waters Corp.	*	2,974	231,110

			1,887,584

Machinery—2.2%
Caterpillar, Inc.		20,487	1,918,812
Cummins, Inc.		6,431	707,474
Danaher Corp.		17,466	823,871
Deere & Co.		13,851	1,150,325
Dover Corp.		5,924	346,258
Eaton Corp.		5,555	563,888
Flowserve Corp.		1,878	223,895
Illinois Tool Works, Inc.		16,235	866,949
Ingersoll-Rand plc (Ireland)		10,500	494,445
PACCAR, Inc.		11,811	678,188
Pall Corp.		3,958	196,238
Parker Hannifin Corp.		5,113	441,252
Snap-On, Inc.		1,846	104,447

			8,516,042

Media—3.0%
Cablevision Systems Corp., Class A		7,437	251,668
CBS Corp., Class B		21,597	411,423
Comcast Corp., Class A		91,050	2,000,369
DIRECTV, Class A	*	27,247	1,087,973
Discovery Communications, Inc., Class A	*†	9,025	376,342
Gannett Co., Inc.		7,093	107,033
Interpublic Group of Cos., Inc. (The)	*	16,092	170,897
McGraw-Hill Cos., Inc. (The)		10,038	365,484
Meredith Corp.	†	1,189	41,199
News Corp., Class A		74,288	1,081,633
Omnicom Group, Inc.		9,914	454,061
Scripps Networks Interactive, Inc., Class A		3,006	155,561
Time Warner Cable, Inc.		11,470	757,364
Time Warner, Inc.		36,688	1,180,253
Viacom, Inc., Class B		19,681	779,564
Walt Disney Co. (The)		61,790	2,317,743
Washington Post Co. (The), Class B	†	218	95,811

			11,634,378

Metals & Mining—1.2%
AK Steel Holding Corp.		4,204	68,819
Alcoa, Inc.		33,865	521,182
Allegheny Technologies, Inc.	†	3,302	182,204
Cliffs Natural Resources, Inc.		4,303	335,677
Freeport-McMoRan Copper & Gold, Inc.		15,387	1,847,825
Newmont Mining Corp.		15,946	979,563
Nucor Corp.		10,440	457,481
Titanium Metals Corp.	*	2,725	46,816
United States Steel Corp.	†	4,478	261,605

			4,701,172

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint 500 Stock Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Multiline Retail—0.8%
Big Lots, Inc.	*†	2,659	$80,993
Family Dollar Stores, Inc.		4,369	217,183
J.C. Penney Co., Inc.		7,892	254,991
Kohl’s Corp.	*	10,187	553,562
Macy’s, Inc.		14,108	356,932
Nordstrom, Inc.		5,299	224,572
Sears Holdings Corp.	*†	1,559	114,976
Target Corp.		23,116	1,389,965

			3,193,174

Multi-Utilities—1.2%
Ameren Corp.	†	8,026	226,253
CenterPoint Energy, Inc.		13,038	204,957
CMS Energy Corp.	†	7,916	147,238
Consolidated Edison, Inc.		9,344	463,182
Dominion Resources, Inc.		18,957	809,843
DTE Energy Co.		5,638	255,514
Integrys Energy Group, Inc.	†	2,588	125,544
NiSource, Inc.		8,838	155,726
PG&E Corp.		12,705	607,807
Public Service Enterprise Group, Inc.		16,379	521,016
SCANA Corp.		3,814	154,849
Sempra Energy		8,205	430,598
TECO Energy, Inc.		7,055	125,579
Wisconsin Energy Corp.	†	3,776	222,255
Xcel Energy, Inc.		14,828	349,199

			4,799,560

Office Electronics—0.1%
Xerox Corp.		45,690	526,349

Oil, Gas & Consumable Fuels—9.6%
Anadarko Petroleum Corp.		16,047	1,222,140
Apache Corp.		12,440	1,483,221
Cabot Oil & Gas Corp.	†	3,632	137,471
Chesapeake Energy Corp.		21,536	557,998
Chevron Corp.		65,618	5,987,643
ConocoPhillips		47,940	3,264,714
CONSOL Energy, Inc.		7,547	367,841
Denbury Resources, Inc.	*	12,602	240,572
Devon Energy Corp.		14,198	1,114,685
El Paso Corp.		23,526	323,718
EOG Resources, Inc.		8,208	750,293
EQT Corp.	†	4,564	204,650
Exxon Mobil Corp.		164,532	12,030,580
Hess Corp.		9,667	739,912
Marathon Oil Corp.		23,004	851,838
Massey Energy Co.		3,246	174,148
Murphy Oil Corp.		6,084	453,562
Newfield Exploration Co.	*	4,148	299,112
Noble Energy, Inc.		5,791	498,489
Occidental Petroleum Corp.		26,523	2,601,906
Peabody Energy Corp.		8,538	546,261
Pioneer Natural Resources Co.	†	3,881	336,948
QEP Resources, Inc.		5,856	212,631
Range Resources Corp.		5,342	240,283
Southwestern Energy Co.	*	11,457	428,836
Spectra Energy Corp.		21,457	536,211
Sunoco, Inc.		3,836	154,629
Tesoro Corp.	*†	4,285	79,444

		Shares	Value

Valero Energy Corp.		18,867	$436,205
Williams Cos., Inc. (The)		19,364	478,678

			36,754,619

Paper & Forest Products—0.1%
International Paper Co.		14,482	394,490
MeadWestvaco Corp.		5,178	135,456

			529,946

Personal Products—0.2%
Avon Products, Inc.		13,632	396,146
Estee Lauder Cos., Inc. (The), Class A		3,737	301,576

			697,722

Pharmaceuticals—5.4%
Abbott Laboratories		50,196	2,404,890
Allergan, Inc.		9,964	684,228
Bristol-Myers Squibb Co.		56,133	1,486,402
Eli Lilly & Co.		33,106	1,160,034
Forest Laboratories, Inc.	*	9,192	293,960
Hospira, Inc.	*	5,541	308,578
Johnson & Johnson		89,745	5,550,728
Merck & Co., Inc.		100,392	3,618,128
Mylan, Inc.	*	14,173	299,476
Pfizer, Inc.		261,289	4,575,171
Watson Pharmaceuticals, Inc.	*	4,062	209,802

			20,591,397

Professional Services—0.1%
Dun & Bradstreet Corp.		1,587	130,277
Equifax, Inc.		4,486	159,701
Robert Half International, Inc.	†	5,293	161,966

			451,944

Real Estate Investment Trusts (REITs)—1.4%
Apartment Investment & Management Co., Class A REIT	†	3,454	89,251
AvalonBay Communities, Inc. REIT	†	2,776	312,439
Boston Properties, Inc. REIT	†	4,416	380,218
Equity Residential REIT		9,375	487,031
HCP, Inc. REIT		11,882	437,139
Health Care REIT, Inc. REIT		4,698	223,813
Host Hotels & Resorts, Inc. REIT		20,913	373,715
Kimco Realty Corp. REIT		13,174	237,659
Plum Creek Timber Co., Inc. REIT	†	5,220	195,489
ProLogis REIT	†	18,404	265,754
Public Storage REIT		4,502	456,593
Simon Property Group, Inc. REIT		9,497	944,857
Ventas, Inc. REIT		5,257	275,887
Vornado Realty Trust REIT	†	5,245	437,066
Weyerhaeuser Co. REIT		16,451	311,417

			5,428,328

Real Estate Management & Development—0.0%
CB Richard Ellis Group, Inc., Class A	*	9,194	188,293

Road & Rail—0.8%
CSX Corp.		12,224	789,793

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint 500 Stock Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Norfolk Southern Corp.		11,994	$753,463
Ryder System, Inc.	†	1,762	92,752
Union Pacific Corp.		16,237	1,504,520

			3,140,528

Semiconductors & Semiconductor Equipment—2.4%
Advanced Micro Devices, Inc.	*	17,355	141,964
Altera Corp.	†	10,107	359,607
Analog Devices, Inc.		9,959	375,156
Applied Materials, Inc.		44,415	624,031
Broadcom Corp., Class A		14,824	645,585
First Solar, Inc.	*†	1,746	227,224
Intel Corp.		181,869	3,824,705
KLA-Tencor Corp.		5,322	205,642
Linear Technology Corp.	†	7,535	260,636
LSI Corp.	*	19,354	115,930
MEMC Electronic Materials, Inc.	*	7,971	89,753
Microchip Technology, Inc.	†	5,876	201,018
Micron Technology, Inc.	*	28,456	228,217
National Semiconductor Corp.		7,438	102,347
Novellus Systems, Inc.	*	3,117	100,741
NVIDIA Corp.	*	19,212	295,865
Teradyne, Inc.	*†	6,358	89,266
Texas Instruments, Inc.		38,329	1,245,693
Xilinx, Inc.		8,358	242,215

			9,375,595

Software—3.9%
Adobe Systems, Inc.	*	16,632	511,933
Autodesk, Inc.	*	7,352	280,846
BMC Software, Inc.	*	5,758	271,432
CA, Inc.		12,683	309,973
Citrix Systems, Inc.	*	5,998	410,323
Compuware Corp.	*†	7,422	86,615
Electronic Arts, Inc.	*†	10,046	164,554
Intuit, Inc.	*	9,271	457,060
McAfee, Inc.	*	5,048	233,773
Microsoft Corp.		245,669	6,859,078
Novell, Inc.	*	11,821	69,980
Oracle Corp.		126,235	3,951,156
Red Hat, Inc.	*	6,356	290,151
Salesforce.com, Inc.	*†	3,754	495,528
Symantec Corp.	*	26,008	435,374

			14,827,776

Specialty Retail—1.9%
Abercrombie & Fitch Co., Class A		2,804	161,595
AutoNation, Inc.	*†	2,557	72,107
AutoZone, Inc.	*	892	243,150
Bed Bath & Beyond, Inc.	*	8,349	410,353
Best Buy Co., Inc.		10,804	370,469
CarMax, Inc.	*	7,221	230,206
GameStop Corp., Class A	*†	4,873	111,494
Gap, Inc. (The)		14,523	321,539
Home Depot, Inc.		53,491	1,875,395
Limited Brands, Inc.		9,073	278,813
Lowe’s Cos., Inc.		45,075	1,130,481
O’Reilly Automotive, Inc.	*	4,639	280,288
RadioShack Corp.		3,908	72,259
Ross Stores, Inc.		4,115	260,274

			Shares	Value

Staples, Inc.			24,150	$549,896
Tiffany & Co.		†	4,254	264,897
TJX Cos., Inc.			13,083	580,754
Urban Outfitters, Inc.		*†	4,083	146,212

				7,360,182

Textiles, Apparel & Luxury Goods—0.5%
Coach, Inc.			9,719	537,558
NIKE, Inc., Class B		†	12,609	1,077,061
Polo Ralph Lauren Corp.			1,954	216,737
V.F. Corp.		†	2,834	244,234

				2,075,590

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.		†	15,948	203,178
People’s United Financial, Inc.		†	12,543	175,727

				378,905

Tobacco—1.5%
Altria Group, Inc.			67,986	1,673,815
Lorillard, Inc.			4,916	403,407
Philip Morris International, Inc.			59,203	3,465,152
Reynolds American, Inc.			10,768	351,252

				5,893,626

Trading Companies & Distributors—0.1%
Fastenal Co.		†	4,786	286,729
W.W. Grainger, Inc.		†	1,952	269,591

				556,320

Wireless Telecommunication Services—0.3%
American Tower Corp., Class A		*	13,071	674,987
MetroPCS Communications, Inc.		*	8,843	111,687
Sprint Nextel Corp.		*	98,731	417,632

				1,204,306

TOTAL COMMON STOCKS
(Cost $254,565,294)				372,851,600

Coupon Rate	Maturity Date		Face	Value

U.S. TREASURY OBLIGATIONS—0.2%
U.S. Treasury Bills—0.2%
U.S. Treasury Bill
0.132%	03/24/2011	‡‡
(Cost $799,760)			$800,000	799,814

			Shares	Value

CASH EQUIVALENTS—8.4%
Institutional Money Market Funds—8.4%
Dreyfus Institutional Cash Advantage Fund, 0.18%		¥††	3,500,000	$3,500,000

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint 500 Stock Index Fund		Shares	Value

CASH EQUIVALENTS—(Continued)
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.25%		¥9,950,038	$9,950,038
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.25%	¥††	4,706,711	4,706,711
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class, 0.23%	¥††	3,500,000	3,500,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.19%	¥††	3,500,000	3,500,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.21%	¥††	3,500,000	3,500,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.20%	¥††	3,500,000	3,500,000

TOTAL CASH EQUIVALENTS
(Cost $32,156,749)			32,156,749

TOTAL INVESTMENTS—105.7%
(Cost $287,521,803)			405,808,163
Other assets less liabilities—(5.7%)			(21,722,748)

NET ASSETS—100.0%			$384,085,415

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2010

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—99.0%
Aerospace & Defense—2.1%
AAR Corp.	*†	1,489	$40,903
Alliant Techsystems, Inc.	*	1,550	115,366
American Science & Engineering, Inc.		435	37,075
Applied Signal Technology, Inc.		1,237	46,870
BE Aerospace, Inc.	*	2,393	88,613
Boeing Co. (The)		24,231	1,581,315
Ceradyne, Inc.	*†	1,867	58,867
Cubic Corp.	†	476	22,443
Curtiss-Wright Corp.	†	2,112	70,118
Esterline Technologies Corp.	*	1,049	71,951
GenCorp, Inc.	*†	1,629	8,422
General Dynamics Corp.		13,610	965,766
Goodrich Corp.		4,882	429,958
HEICO Corp., Class A		1,097	40,940
Hexcel Corp.	*	4,757	86,054
Honeywell International, Inc.		26,085	1,386,679
ITT Corp.		4,977	259,351
Kratos Defense & Security Solutions, Inc.	*	239	3,148
L-3 Communications Holdings, Inc.		5,024	354,142
Ladish Co., Inc.	*	900	43,749
Lockheed Martin Corp.		10,408	727,623
Moog, Inc., Class A	*†	1,446	57,551
National Presto Industries, Inc.	†	535	69,555
Northrop Grumman Corp.		9,462	612,948
Orbital Sciences Corp.	*†	2,123	36,367
Precision Castparts Corp.		5,136	714,983
Raytheon Co.		13,394	620,678
Rockwell Collins, Inc.		6,041	351,949
Spirit Aerosystems Holdings, Inc., Class A	*†	2,103	43,763
Taser International, Inc.	*†	2,292	10,772
Teledyne Technologies, Inc.	*†	1,228	53,995
Triumph Group, Inc.	†	822	73,495
United Technologies Corp.		31,372	2,469,604

			11,555,013

Air Freight & Logistics—0.7%
Air T, Inc.		1,352	13,128
Atlas Air Worldwide Holdings, Inc.	*	600	33,498
C.H. Robinson Worldwide, Inc.		6,357	509,768
Expeditors International of Washington, Inc.		8,772	478,951
FedEx Corp.		9,135	849,646
Forward Air Corp.	†	1,431	40,612
HUB Group, Inc., Class A	*	2,400	84,336
Pacer International, Inc.	*†	1,664	11,382
United Parcel Service, Inc., Class B		26,935	1,954,942
UTi Worldwide, Inc. (Virgin Islands, British)		2,208	46,810

			4,023,073

Airlines—0.2%
AirTran Holdings, Inc.	*	3,168	23,411
Alaska Air Group, Inc.	*	1,343	76,135
AMR Corp.	*	6,672	51,975
Delta Air Lines, Inc.	*	25,505	321,363

		Shares	Value

JetBlue Airways Corp.	*†	6,414	$42,396
Skywest, Inc.	†	2,390	37,332
Southwest Airlines Co.		17,570	228,059
United Continental Holdings, Inc.	*†	12,259	292,009
US Airways Group, Inc.	*†	8,660	86,687

			1,159,367

Auto Components—0.4%
American Axle & Manufacturing Holdings, Inc.	*	2,113	27,173
Amerigon, Inc.	*†	2,107	22,924
BorgWarner, Inc.	*†	4,109	297,327
Cooper Tire & Rubber Co.		3,066	72,296
Dana Holding Corp.	*†	9,980	171,756
Fuel Systems Solutions, Inc.	*	769	22,593
Gentex Corp.	†	6,594	194,919
Goodyear Tire & Rubber Co. (The)	*†	7,281	86,280
Johnson Controls, Inc.		21,627	826,151
Modine Manufacturing Co.	*†	1,208	18,724
Quantum Fuel Systems Technologies Worldwide, Inc.	*	2,809	1,264
Shiloh Industries, Inc.		1,441	17,220
Strattec Security Corp.		123	4,100
Superior Industries International, Inc.	†	1,102	23,384
Tenneco, Inc.	*†	1,600	65,856
TRW Automotive Holdings Corp.	*	3,548	186,980

			2,038,947

Automobiles—0.5%
Ford Motor Co.	*	122,116	2,050,328
General Motors Co.	*	17,000	626,620
Harley-Davidson, Inc.		5,597	194,048
Thor Industries, Inc.	†	1,221	41,465
Winnebago Industries, Inc.	*†	1,432	21,766

			2,934,227

Beverages—2.2%
Brown-Forman Corp., Class B	†	4,876	339,467
Central European Distribution Corp. (Poland)	*	652	14,931
Coca-Cola Bottling Co. Consolidated	†	437	24,289
Coca-Cola Co. (The)		85,858	5,646,881
Coca-Cola Enterprises, Inc.		13,572	339,707
Constellation Brands, Inc., Class A	*	8,096	179,326
Dr. Pepper Snapple Group, Inc.		9,896	347,943
Hansen Natural Corp.	*	2,680	140,110
Molson Coors Brewing Co., Class B		5,822	292,206
PepsiCo, Inc.		65,920	4,306,554

			11,631,414

Biotechnology—1.6%
Aastrom Biosciences, Inc.	*†	411	1,052
Acorda Therapeutics, Inc.	*	674	18,373
Alexion Pharmaceuticals, Inc.	*†	2,350	189,293
Alkermes, Inc.	*	3,579	43,950

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Allos Therapeutics, Inc.	*	3,978	$18,339
Alnylam Pharmaceuticals, Inc.	*	2,390	23,565
AMAG Pharmaceuticals, Inc.	*	834	15,095
Amgen, Inc.	*	38,967	2,139,288
Amylin Pharmaceuticals, Inc.	*†	4,036	59,370
Anadys Pharmaceuticals, Inc.	*	3,242	4,604
Antigenics, Inc.	*	1,707	1,707
ARCA Biopharma, Inc.	*	57	181
Arena Pharmaceuticals, Inc.	*†	1,439	2,475
Ariad Pharmaceuticals, Inc.	*	27,693	141,234
Arqule, Inc.	*	864	5,072
Array Biopharma, Inc.	*†	4,333	12,956
AVI BioPharma, Inc.	*†	2,400	5,088
Avigen, Inc. (Escrow Shares)	*‡d	1,009	—
Biogen Idec, Inc.	*†	7,315	490,471
BioMarin Pharmaceutical, Inc.	*†	3,587	96,598
Biosante Pharmaceuticals, Inc.	*	300	492
Capstone Therapeutics Corp.	*	1,516	879
Celera Corp.	*†	3,028	19,076
Celgene Corp.	*	19,373	1,145,719
Cell Therapeutics, Inc.	*†	91,034	33,227
Celldex Therapeutics, Inc.	*†	429	1,767
Cephalon, Inc.	*†	2,647	163,373
Cepheid, Inc.	*†	4,930	112,158
Clinical Data, Inc.	*†	1,998	31,788
Codexis, Inc.	*	230	2,438
Cubist Pharmaceuticals, Inc.	*†	1,762	37,707
CytRx Corp.	*	4,200	4,242
Dendreon Corp.	*	4,737	165,416
Discovery Laboratories, Inc.	*	171	570
Emergent Biosolutions, Inc.	*	1,319	30,944
Entremed, Inc.	*†	126	641
Enzon Pharmaceuticals, Inc.	*†	1,765	21,480
EPIX Pharmaceuticals, Inc.	*	640	2
Exact Sciences Corp.	*†	1,250	7,475
Exelixis, Inc.	*†	2,695	22,126
Genomic Health, Inc.	*	1,284	27,465
Genzyme Corp.	*	10,347	736,706
Geron Corp.	*†	4,719	24,397
Gilead Sciences, Inc.	*	34,147	1,237,487
GTx, Inc.	*†	200	530
Halozyme Therapeutics, Inc.	*	6,362	50,387
Hemispherx Biopharma, Inc.	*	920	451
Human Genome Sciences, Inc.	*†	5,938	141,859
Immunogen, Inc.	*†	1,323	12,251
Immunomedics, Inc.	*†	2,141	7,665
Incyte Corp. Ltd.	*†	3,102	51,369
InterMune, Inc.	*	1,586	57,730
Isis Pharmaceuticals, Inc.	*†	2,216	22,426
Keryx Biopharmaceuticals, Inc.	*	5,221	23,912
Lexicon Pharmaceuticals, Inc.	*	2,343	3,374
Ligand Pharmaceuticals, Inc., Class B	*	815	7,270
MannKind Corp.	*†	4,492	36,206
Marina Biotech, Inc.	*†	375	589
Martek Biosciences Corp.	*	1,148	35,932
Maxygen, Inc.		1,231	4,838
MediciNova, Inc.	*	90	433
Medivation, Inc.	*†	1,731	26,259
Momenta Pharmaceuticals, Inc.	*†	2,618	39,191
Myrexis, Inc.	*	1,031	4,289
Myriad Genetics, Inc.	*†	4,124	94,192

		Shares	Value

Nabi Biopharmaceuticals	*	1,995	$11,551
Neurobiological Technologies, Inc.	*	448	43
Neurocrine Biosciences, Inc.	*	1,479	11,300
Novavax, Inc.	*†	1,550	3,767
NPS Pharmaceuticals, Inc.	*	1,660	13,114
Onyx Pharmaceuticals, Inc.	*	1,361	50,180
Osiris Therapeutics, Inc.	*†	1,402	10,922
PDL BioPharma, Inc.	†	3,841	23,929
Peregrine Pharmaceuticals, Inc.	*†	1,823	4,193
Pharmasset, Inc.	*†	1,946	84,476
Poniard Pharmaceuticals, Inc.	*	396	206
Progenics Pharmaceuticals, Inc.	*†	793	4,330
Regeneron Pharmaceuticals, Inc.	*†	2,632	86,409
Rigel Pharmaceuticals, Inc.	*†	1,882	14,171
RXi Pharmaceuticals Corp.	*†	209	539
Savient Pharmaceuticals, Inc.	*†	1,538	17,133
Sciclone Pharmaceuticals, Inc.	*	1,700	7,106
SIGA Technologies, Inc.	*†	4,649	65,086
Telik, Inc.	*	1,748	1,328
Theravance, Inc.	*†	3,224	80,826
Trimeris, Inc.	*	1,214	2,999
United Therapeutics Corp.	*†	1,828	115,566
Vanda Pharmaceuticals, Inc.	*	2,680	25,353
Vertex Pharmaceuticals, Inc.	*†	5,197	182,051
XOMA Ltd.	*†	331	1,698

			8,535,715

Building Products—0.1%
A.O. Smith Corp.	†	2,012	76,617
American Woodmark Corp.		800	19,632
Ameron International Corp.		542	41,393
Apogee Enterprises, Inc.	†	1,250	16,837
Gibraltar Industries, Inc.	*	1,188	16,121
Griffon Corp.	*†	1,288	16,409
Lennox International, Inc.	†	2,437	115,246
Masco Corp.		9,464	119,814
NCI Building Systems, Inc.	*†	246	3,442
Owens Corning, Inc.	*	1,100	34,265
Quanex Building Products Corp.		1,671	31,699
Simpson Manufacturing Co., Inc.		2,084	64,416
Trex Co., Inc.	*†	731	17,515
U.S. Home Systems, Inc.	*	1,291	6,313
Universal Forest Products, Inc.	†	1,121	43,607
USG Corp.	*†	3,348	56,347

			679,673

Capital Markets—2.6%
Affiliated Managers Group, Inc.	*	1,354	134,344
Ameriprise Financial, Inc.		9,235	531,474
Arlington Asset Investment Corp., Class A	†	304	7,293
Bank of New York Mellon Corp. (The)		50,621	1,528,754
BGC Partners, Inc., Class A	†	7,270	60,414
BlackRock, Inc.		3,912	745,549
Calamos Asset Management, Inc., Class A	†	1,800	25,200
Charles Schwab Corp. (The)		37,877	648,075
Deerfield Capital Corp.	*	342	2,223
Diamond Hill Investment Group, Inc.		331	23,944
E*Trade Financial Corp.	*	13,474	215,584
Eaton Vance Corp.	†	5,282	159,675
Federated Investors, Inc., Class B	†	3,745	98,007

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Franklin Resources, Inc.		7,589	$843,973
GAMCO Investors, Inc., Class A	†	558	26,790
GFI Group, Inc.		2,520	11,819
Goldman Sachs Group, Inc. (The)		20,479	3,443,749
Greenhill & Co., Inc.	†	495	40,432
International Assets Holding Corp.	*	507	11,965
Invesco Ltd.		16,610	399,637
Investment Technology Group, Inc.	*	2,078	34,017
Janus Capital Group, Inc.		6,411	83,151
Jefferies Group, Inc.	†	4,678	124,575
KBW, Inc.	†	1,604	44,784
Knight Capital Group, Inc., Class A	*	4,630	63,848
LaBranche & Co., Inc.	*†	2,588	9,317
Legg Mason, Inc.		5,850	212,179
Medallion Financial Corp.		958	7,856
MF Global Holdings Ltd.	*†	2,928	24,478
Morgan Stanley		61,929	1,685,088
Northern Trust Corp.		8,495	470,708
optionsXpress Holdings, Inc.	†	1,914	29,992
Piper Jaffray Cos.	*†	963	33,715
Raymond James Financial, Inc.		3,472	113,534
Safeguard Scientifics, Inc.	*	678	11,580
SEI Investments Co.		5,918	140,789
State Street Corp.		19,892	921,795
Stifel Financial Corp.	*	1,588	98,519
SWS Group, Inc.		1,323	6,681
T. Rowe Price Group, Inc.	†	11,032	712,005
TD Ameritrade Holding Corp.		8,355	158,661
Teton Advisors, Inc., Class A	†	8	82
TradeStation Group, Inc.	*†	1,690	11,407
Virtus Investment Partners, Inc.	*	210	9,528
Waddell & Reed Financial, Inc., Class A		3,971	140,137
Westwood Holdings Group, Inc.	†	1,027	41,039

			14,148,366

Chemicals—2.4%
A. Schulman, Inc.		1,444	33,053
Air Products & Chemicals, Inc.		6,756	614,458
Airgas, Inc.		3,075	192,065
Albemarle Corp.		3,712	207,055
Ampal-American Israel Corp., Class A	*†	1,391	3,213
Arch Chemicals, Inc.		1,211	45,933
Ashland, Inc.		3,276	166,617
Cabot Corp.		2,693	101,391
Calgon Carbon Corp.	*†	3,184	48,142
Celanese Corp., Class A		2,979	122,645
CF Industries Holdings, Inc.		2,571	347,471
Cytec Industries, Inc.		1,644	87,231
Dow Chemical Co. (The)		45,634	1,557,945
E.I. Du Pont de Nemours & Co.		37,591	1,875,039
Eastman Chemical Co.		3,211	269,981
Ecolab, Inc.		8,286	417,780
Ferro Corp.	*	1,818	26,616
FMC Corp.		3,336	266,513
Georgia Gulf Corp.	*	50	1,203
H.B. Fuller Co.	†	2,570	52,736

		Shares	Value

Huntsman Corp.		11,086	$173,053
International Flavors & Fragrances, Inc.		3,885	215,967
Intrepid Potash, Inc.	*	1,172	43,704
Koppers Holdings, Inc.	†	1,582	56,604
Kronos Worldwide, Inc.		1,131	48,056
Landec Corp.	*	986	5,896
LSB Industries, Inc.	*†	1,411	34,231
Lubrizol Corp.		1,819	194,415
Minerals Technologies, Inc.		868	56,776
Monsanto Co.		21,746	1,514,391
Mosaic Co. (The)		7,471	570,486
Nalco Holding Co.		3,074	98,184
NewMarket Corp.	†	378	46,634
NL Industries, Inc.	†	2,111	23,559
Olin Corp.		2,796	57,374
OM Group, Inc.	*	1,147	44,171
Omnova Solutions, Inc.	*	6,478	54,156
Penford Corp.	*	785	4,796
PolyOne Corp.	*†	2,862	35,746
PPG Industries, Inc.		5,657	475,584
Praxair, Inc.		12,623	1,205,118
Quaker Chemical Corp.	†	483	20,127
RPM International, Inc.		4,832	106,787
Scotts Miracle-Gro Co. (The), Class A		1,662	84,380
Sensient Technologies Corp.	†	2,027	74,452
Sherwin-Williams Co. (The)		3,587	300,411
Sigma-Aldrich Corp.		4,956	329,871
Spartech Corp.	*†	1,451	13,581
Stepan Co.	†	556	42,406
Valhi, Inc.		511	11,298
Valspar Corp.		3,724	128,404
W.R. Grace & Co.	*	4,200	147,546
Zep, Inc.	†	936	18,608

			12,673,859

Commercial Banks—3.2%
1st Source Corp.		1,180	23,883
Associated Banc-Corp	†	5,110	77,417
BancFirst Corp.	†	642	26,444
BancorpSouth, Inc.	†	3,611	57,595
BancTrust Financial Group, Inc.	*†	1,600	4,272
Bank of Hawaii Corp.	†	1,898	89,605
BB&T Corp.		28,521	749,817
BOK Financial Corp.	†	1,765	94,251
Boston Private Financial Holdings, Inc.		1,297	8,495
Bryn Mawr Bank Corp.		1,058	18,462
Capital Bank Corp.	*	1,282	3,192
Capital City Bank Group, Inc.	†	1,113	14,024
CapitalSource, Inc.		19,650	139,515
Cardinal Financial Corp.	†	1,142	13,281
Cascade Bancorp	*†	219	1,851
Cascade Financial Corp.	*†	1,063	474
Cathay General Bancorp	†	2,082	34,769
Catskill Litigation Trust	*‡d	582	—
Central Pacific Financial Corp.	*†	929	1,421
Chemical Financial Corp.		1,552	34,377
CIT Group, Inc.	*	6,132	288,817
Citizens Republic Bancorp, Inc.	*	4,000	2,460
City Holding Co.	†	250	9,058
City National Corp./California	†	1,548	94,985
CoBiz Financial, Inc.		1,063	6,463

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Comerica, Inc.	†	7,729	$326,473
Commerce Bancshares, Inc./Missouri	†	2,594	103,060
Community Bank System, Inc.	†	1,402	38,934
Community Trust Bancorp, Inc.		665	19,258
Cullen/Frost Bankers, Inc.	†	2,502	152,922
CVB Financial Corp.	†	4,084	35,408
East West Bancorp, Inc.		7,969	155,794
Eastern Virginia Bankshares, Inc.		6,402	24,584
Fidelity Southern Corp.	*	1,441	10,058
Fifth Third Bancorp		38,298	562,215
Financial Institutions, Inc.		749	14,209
First BanCorp. (Puerto Rico)	*†	3,246	1,493
First Bancorp/North Carolina	†	643	9,844
First Busey Corp.	†	2,407	11,313
First Citizens BancShares, Inc./North Carolina, Class A		254	48,019
First Commonwealth Financial Corp.		2,619	18,543
First Financial Bancorp	†	1,895	35,020
First Financial Bankshares, Inc.	†	333	17,043
First Horizon National Corp.	*	8,735	102,904
First Merchants Corp.		874	7,744
First Midwest Bancorp, Inc./Illinois		2,002	23,063
First of Long Island Corp. (The)		986	28,505
FirstMerit Corp.	†	3,950	78,170
FNB Corp./Pennsylvania	†	3,344	32,838
Fulton Financial Corp.		6,533	67,551
Glacier Bancorp, Inc.	†	1,771	26,760
Guaranty Bancorp	*†	5,300	7,473
Hancock Holding Co.	†	1,041	36,289
Hanmi Financial Corp.	*	7,200	8,280
Heritage Financial Corp./Washington	*†	332	4,621
Home Bancshares, Inc./Arkansas	†	1,170	25,775
Huntington Bancshares, Inc./Ohio		26,837	184,370
IBERIABANK Corp.	†	966	57,120
Independent Bank Corp./Massachusetts	†	874	23,642
Independent Bank Corp./Michigan	*	208	270
Integra Bank Corp.	*†	848	611
International Bancshares Corp.	†	3,248	65,057
KeyCorp		27,431	242,764
M&T Bank Corp.		3,305	287,700
Marshall & Ilsley Corp.		33,678	233,052
MB Financial, Inc.	†	931	16,125
Merchants Bancshares, Inc.	†	571	15,737
Midsouth Bancorp, Inc.		522	8,018
MidWestOne Financial Group, Inc.	†	552	8,341
National Penn Bancshares, Inc.		2,758	22,147
NBT Bancorp, Inc.	†	1,000	24,150
Northern States Financial Corp.	*†	772	1,212
Old National Bancorp/Indiana		3,552	42,233
Pacific Capital Bancorp NA	*†	282	7,958
Pacific Premier Bancorp, Inc.	*	976	6,139
PacWest Bancorp	†	894	19,114
Park National Corp.		728	52,904
Peoples Bancorp, Inc./Ohio	†	814	12,739

		Shares	Value

Peoples Financial Corp./Mississippi		883	$13,254
Pinnacle Financial Partners, Inc.	*	1,818	24,688
PNC Financial Services Group, Inc.		20,071	1,218,711
Popular, Inc. (Puerto Rico)	*	53,808	168,957
PrivateBancorp, Inc.	†	1,200	17,256
Prosperity Bancshares, Inc.	†	2,300	90,344
Regions Financial Corp.		41,501	290,507
Republic Bancorp, Inc./Kentucky, Class A	†	1,603	38,071
Royal Bancshares of Pennsylvania, Inc., Class A	*†	882	1,191
S&T Bancorp, Inc.	†	955	21,573
Sandy Spring Bancorp, Inc.		344	6,340
Shore Bancshares, Inc.		826	8,706
Signature Bank/New York	*†	1,900	95,000
Simmons First National Corp., Class A		911	25,964
Sterling Bancorp/New York	†	1,476	15,454
Sterling Bancshares, Inc./Texas	†	2,422	17,002
Sterling Financial Corp./Washington	*†	39	741
Suffolk Bancorp	†	1,100	27,148
SunTrust Banks, Inc.		19,144	564,939
Superior Bancorp	*†	223	128
Susquehanna Bancshares, Inc.		2,932	28,382
SVB Financial Group	*†	1,437	76,233
Synovus Financial Corp.	†	41,667	110,001
TCF Financial Corp.	†	6,104	90,400
Texas Capital Bancshares, Inc.	*†	2,821	60,003
Tompkins Financial Corp.	†	730	28,587
TowneBank/Virginia	†	1,406	22,341
Trustmark Corp.	†	2,435	60,485
U.S. Bancorp		76,378	2,059,915
UMB Financial Corp.	†	1,211	50,160
Umpqua Holdings Corp.		1,151	14,019
United Bankshares, Inc.	†	2,134	62,313
United Community Banks, Inc./Georgia	*	2,272	4,430
Valley National Bancorp		6,259	89,504
Washington Trust Bancorp, Inc.	†	500	10,940
Webster Financial Corp.	†	2,393	47,142
Wells Fargo & Co.		202,786	6,284,338
WesBanco, Inc.	†	1,699	32,213
Westamerica Bancorporation	†	1,628	90,305
Western Alliance Bancorp	*†	1,400	10,304
Whitney Holding Corp./Louisiana	†	2,371	33,550
Wilmington Trust Corp.		3,204	13,905
Wintrust Financial Corp.	†	1,017	33,592
Zions Bancorporation		5,053	122,434

			17,241,964

Commercial Services & Supplies—0.7%
ABM Industries, Inc.		2,291	60,253
ACCO Brands Corp.	*†	1,319	11,238
APAC Customer Services, Inc.	*	1,972	11,970
Avery Dennison Corp.		3,924	166,142
Brink’s Co. (The)		2,084	56,018
Cenveo, Inc.	*	4,741	25,317
Cintas Corp.		5,365	150,005
Clean Harbors, Inc.	*	1,207	101,485

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Consolidated Graphics, Inc.	*	776	$37,582
Copart, Inc.	*	3,582	133,788
Corrections Corp. of America	*†	5,700	142,842
Courier Corp.		424	6,580
Covanta Holding Corp.	†	4,185	71,940
Deluxe Corp.	†	2,098	48,296
EnergySolutions, Inc.		4,049	22,553
Ennis, Inc.	†	695	11,885
G&K Services, Inc., Class A	†	1,008	31,157
Geo Group, Inc. (The)	*	2,456	60,565
Healthcare Services Group, Inc.	†	5,603	91,161
Herman Miller, Inc.	†	3,155	79,822
HNI Corp.	†	2,512	78,374
Interface, Inc., Class A	†	3,357	52,537
Iron Mountain, Inc.		7,146	178,721
Kimball International, Inc., Class B	†	1,500	10,350
Knoll, Inc.	†	2,701	45,188
M&F Worldwide Corp.	*†	780	18,018
McGrath Rentcorp		916	24,018
Mine Safety Appliances Co.	†	1,444	44,952
Mobile Mini, Inc.	*†	2,000	39,380
Perma-Fix Environmental Services, Inc.	*	5,502	9,023
Pitney Bowes, Inc.	†	1,828	44,201
R.R. Donnelley & Sons Co.		8,887	155,256
Republic Services, Inc.		15,947	476,177
Rollins, Inc.		1,487	29,358
Standard Register Co. (The)		1,650	5,627
Steelcase, Inc., Class A	†	1,992	21,055
Stericycle, Inc.	*†	3,138	253,927
Sykes Enterprises, Inc.	*	1,423	28,830
Tetra Tech, Inc.	*†	2,114	52,977
TRC Cos., Inc.	*	327	1,145
United Stationers, Inc.	*†	1,278	81,549
Viad Corp.	†	937	23,865
Virco Mfg. Corp.		799	2,077
Waste Connections, Inc.	†	3,543	97,539
Waste Management, Inc.		14,925	550,285

			3,645,028

Communications Equipment—2.2%
ADTRAN, Inc.	†	3,197	115,763
Alliance Fiber Optic Products, Inc.	*	963	15,100
AltiGen Communications, Inc.	*	4,109	2,671
Anaren, Inc.	*	813	16,951
Arris Group, Inc.	*†	3,613	40,538
Aviat Networks, Inc.	*†	2,182	11,063
Black Box Corp.	†	865	33,121
Blonder Tongue Laboratories, Inc.	*	2,285	4,753
Blue Coat Systems, Inc.	*	1,072	32,021
Brocade Communications Systems, Inc.	*	14,008	74,102
Ciena Corp.	*†	5,950	125,247
Cisco Systems, Inc.	*	228,656	4,625,711
CommScope, Inc.	*	2,812	87,791
Comtech Telecommunications Corp.	†	1,350	37,435
Digi International, Inc.	*†	1,976	21,934
Ditech Networks, Inc.	*	1,360	1,945

		Shares	Value

EchoStar Corp., Class A	*	1,877	$46,869
Emcore Corp.	*†	1,219	1,316
EMS Technologies, Inc.	*†	960	18,989
Emulex Corp.	*	3,408	39,737
EndWave Corp.	*	911	2,050
Extreme Networks, Inc.	*†	4,491	13,877
F5 Networks, Inc.	*	2,664	346,746
Finisar Corp.	*	856	25,415
Harmonic, Inc.	*	2,820	24,167
Harris Corp.		6,090	275,877
Infinera Corp.	*	4,191	43,293
InterDigital, Inc.	*†	2,803	116,717
Ixia	*†	2,330	39,097
JDS Uniphase Corp.	*	7,444	107,789
Juniper Networks, Inc.	*	17,553	648,057
KVH Industries, Inc.	*	375	4,481
Motorola, Inc.	*	84,429	765,771
NETGEAR, Inc.	*†	1,206	40,618
Network Engines, Inc.	*†	1,329	2,020
Numerex Corp., Class A	*†	1,800	16,146
Oclaro, Inc.	*†	363	4,773
Oplink Communications, Inc.	*	758	14,000
Optelecom-NKF, Inc.	*	819	1,974
Optical Cable Corp.		240	749
Parkervision, Inc.	*	1,052	463
Performance Technologies, Inc.	*	793	1,348
Plantronics, Inc.		1,826	67,964
Polycom, Inc.	*	4,177	162,819
Powerwave Technologies, Inc.	*†	2,434	6,182
QUALCOMM, Inc.		65,438	3,238,527
Riverbed Technology, Inc.	*†	3,698	130,059
SeaChange International, Inc.	*	958	8,191
Sonus Networks, Inc.	*†	10,700	28,569
Sycamore Networks, Inc.		991	20,405
Tekelec	*†	2,569	30,597
Tellabs, Inc.		19,143	129,789
Tollgrade Communications, Inc.	*	601	5,577
UTStarcom, Inc. (China)	*†	4,555	9,383
Viasat, Inc.	*†	1,190	52,848
Westell Technologies, Inc., Class A	*	1,821	5,955
Zoom Technologies, Inc. (China)	*†	542	2,423

			11,747,773

Computers & Peripherals—3.8%
ADPT Corp.	*	3,850	11,280
Apple, Inc.	*	36,429	11,750,538
Avid Technology, Inc.	*†	1,448	25,282
Concurrent Computer Corp.	*	190	958
Cray, Inc.	*	714	5,105
Dataram Corp.	*	1,175	1,821
Dell, Inc.	*	69,252	938,365
Diebold, Inc.		3,079	98,682
Dot Hill Systems Corp.	*	1,396	2,429
Electronics for Imaging, Inc.	*†	2,638	37,750
EMC Corp.	*	78,184	1,790,414
Hewlett-Packard Co.		91,839	3,866,422
Hutchinson Technology, Inc.	*†	1,149	4,263
Hypercom Corp.	*	1,992	16,673
iGO, Inc.	*	674	2,588
Imation Corp.	*†	1,564	16,125
Intermec, Inc.	*†	2,374	30,055
Lexmark International, Inc., Class A	*	1,492	51,951

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
NCR Corp.	*	7,848	$120,624
NetApp, Inc.	*	14,316	786,807
Novatel Wireless, Inc.	*†	1,358	12,969
Overland Storage, Inc.	*†	160	237
Presstek, Inc.	*	945	2,098
QLogic Corp.	*	3,731	63,502
Quantum Corp.	*	6,681	24,853
SanDisk Corp.	*	8,969	447,194
Silicon Graphics International Corp.	*	1,843	16,642
STEC, Inc.	*†	1,255	22,151
Stratasys, Inc.	*	1,782	58,164
Synaptics, Inc.	*†	1,586	46,597
TransAct Technologies, Inc.	*	888	8,321
Western Digital Corp.	*	8,356	283,268

			20,544,128

Construction & Engineering—0.3%
Aecom Technology Corp.	*	3,236	90,511
Comfort Systems USA, Inc.	†	2,179	28,697
Dycom Industries, Inc.	*	2,076	30,621
EMCOR Group, Inc.	*	2,908	84,274
Fluor Corp.		4,946	327,722
Furmanite Corp.	*†	1,100	7,601
Granite Construction, Inc.	†	1,889	51,815
Insituform Technologies, Inc., Class A	*†	1,223	32,422
Jacobs Engineering Group, Inc.	*	4,968	227,783
KBR, Inc.		6,464	196,958
Layne Christensen Co.	*†	510	17,554
MasTec, Inc.	*	2,049	29,895
Quanta Services, Inc.	*†	8,861	176,511
Shaw Group, Inc. (The)	*	2,182	74,690
Tutor Perini Corp.	†	960	20,553
URS Corp.	*	2,934	122,084

			1,519,691

Construction Materials—0.1%
Eagle Materials, Inc.	†	2,083	58,845
Headwaters, Inc.	*	2,095	9,595
Martin Marietta Materials, Inc.	†	1,737	160,221
Texas Industries, Inc.	†	1,116	51,090
Vulcan Materials Co.	†	3,605	159,918

			439,669

Consumer Finance—0.6%
Advance America Cash Advance Centers, Inc.	†	21,480	121,147
American Express Co.		39,008	1,674,223
Capital One Financial Corp.		16,201	689,515
Cash America International, Inc.	†	685	25,297
CompuCredit Holdings Corp.	*	59	412
Discover Financial Services		18,027	334,040
Ezcorp, Inc., Class A	*	2,031	55,101
First Marblehead Corp. (The)	*†	2,764	5,998
Nelnet, Inc., Class A	†	481	11,395
SLM Corp.	*	20,100	253,059
World Acceptance Corp.	*†	639	33,739

			3,203,926

Containers & Packaging—0.3%
AEP Industries, Inc.	*†	372	9,653

		Shares	Value

AptarGroup, Inc.		3,130	$148,894
Ball Corp.		4,676	318,202
Bemis Co., Inc.		1,316	42,981
Crown Holdings, Inc.	*	3,283	109,587
Greif, Inc., Class A		852	52,739
Myers Industries, Inc.	†	1,716	16,714
Owens-Illinois, Inc.	*	6,064	186,165
Packaging Corp. of America		4,339	112,120
Rock-Tenn Co., Class A		1,450	78,227
Sealed Air Corp.		2,704	68,817
Silgan Holdings, Inc.		908	32,515
Sonoco Products Co.		3,353	112,895
Temple-Inland, Inc.	†	4,506	95,707

			1,385,216

Distributors—0.1%
Audiovox Corp., Class A	*†	1,218	10,511
Genuine Parts Co.		3,417	175,429
LKQ Corp.	*	7,000	159,040
Pool Corp.	†	2,434	54,862

			399,842

Diversified Consumer Services—0.3%
American Public Education, Inc.	*†	698	25,994
Apollo Group, Inc., Class A	*	5,209	205,703
Career Education Corp.	*†	4,167	86,382
Coinstar, Inc.	*†	1,075	60,673
Corinthian Colleges, Inc.	*†	3,624	18,881
DeVry, Inc.		2,980	142,980
H&R Block, Inc.		11,402	135,798
Hillenbrand, Inc.	†	1,576	32,797
ITT Educational Services, Inc.	*†	1,873	119,291
Jackson Hewitt Tax Service, Inc.	*†	1,779	3,878
Learning Tree International, Inc.	†	766	7,323
Matthews International Corp., Class A		1,052	36,799
Pre-Paid Legal Services, Inc.	*†	779	46,935
Princeton Review, Inc.	*	818	965
Regis Corp.	†	1,818	30,179
Service Corp. International	†	11,775	97,144
Sotheby’s	†	2,623	118,035
Steiner Leisure Ltd. (Bahamas)	*	1,503	70,190
Stewart Enterprises, Inc., Class A	†	4,115	27,529
Strayer Education, Inc.	†	551	83,873
Universal Technical Institute, Inc.	†	418	9,204
Weight Watchers International, Inc.	†	1,826	68,457

			1,429,010

Diversified Financial Services—3.7%
Bank of America Corp.		403,383	5,381,129
Citigroup, Inc.	*	1,144,601	5,413,963
CME Group, Inc.		2,698	868,081
Interactive Brokers Group, Inc., Class A		1,570	27,977
IntercontinentalExchange, Inc.	*	2,776	330,760
JPMorgan Chase & Co.		159,787	6,778,165

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Leucadia National Corp.		6,084	$177,531
Moody’s Corp.		6,057	160,753
MSCI, Inc., Class A	*	3,439	133,983
NASDAQ OMX Group, Inc. (The)	*	5,431	128,769
NYSE Euronext		9,567	286,819
PHH Corp.	*†	2,212	51,208
Pico Holdings, Inc.	*	1,150	36,570
Portfolio Recovery Associates, Inc.	*	504	37,901
Resource America, Inc., Class A		1,287	8,816

			19,822,425

Diversified Telecommunication Services—2.4%
8x8, Inc.	*†	3,048	7,254
Alaska Communications Systems Group, Inc.	†	2,850	31,635
AT&T, Inc.		236,741	6,955,451
CenturyLink, Inc.	†	10,425	481,322
Cincinnati Bell, Inc.	*†	35,531	99,487
Cogent Communications Group, Inc.	*	2,886	40,808
Frontier Communications Corp.	†	39,354	382,914
General Communication, Inc., Class A	*	2,516	31,853
HickoryTech Corp.		651	6,250
IDT Corp., Class B	†	1,600	41,040
Integrated Telecom Express, Inc.	*‡d	1,103	—
Level 3 Communications, Inc.	*	115,045	112,744
PAETEC Holding Corp.	*	5,459	20,417
Premiere Global Services, Inc.	*†	2,174	14,783
Qwest Communications International, Inc.		54,773	416,822
Superior TeleCom, Inc.	*‡d	2,013	—
SureWest Communications	*	184	1,969
tw telecom inc.	*	1,928	32,872
Verizon Communications, Inc.		111,965	4,006,108
Windstream Corp.	†	18,492	257,778

			12,941,507

Electric Utilities—1.6%
Allegheny Energy, Inc.		5,273	127,818
Allete, Inc.		1,243	46,314
American Electric Power Co., Inc.		17,879	643,286
Central Vermont Public Service Corp.	†	540	11,804
Cleco Corp.	†	2,109	64,873
DPL, Inc.		807	20,748
Duke Energy Corp.		54,217	965,605
Edison International		12,222	471,769
El Paso Electric Co.	*†	1,748	48,123
Empire District Electric Co. (The)	†	1,197	26,573
Entergy Corp.		7,521	532,712
Exelon Corp.		24,553	1,022,387
FirstEnergy Corp.	†	8,675	321,149
Great Plains Energy, Inc.		3,450	66,896
Hawaiian Electric Industries, Inc.	†	3,066	69,874

		Shares	Value

IDACORP, Inc.		1,515	$56,025
ITC Holdings Corp.	†	1,539	95,387
MGE Energy, Inc.		1,559	66,663
NextEra Energy, Inc.		16,813	874,108
Northeast Utilities		5,201	165,808
NV Energy, Inc.		7,959	111,824
Otter Tail Corp.	†	1,095	24,681
Pepco Holdings, Inc.	†	7,066	128,955
Pinnacle West Capital Corp.		3,789	157,054
PNM Resources, Inc.		2,169	28,240
Portland General Electric Co.		1,100	23,870
PPL Corp.		14,691	386,667
Progress Energy, Inc.		10,369	450,844
Southern Co.		33,923	1,296,876
UIL Holdings Corp.	†	1,496	44,820
Unisource Energy Corp.	†	1,571	56,305
Unitil Corp.		420	9,551
Westar Energy, Inc.	†	4,032	101,445

			8,519,054

Electrical Equipment—0.7%
Active Power, Inc.	*	1,093	2,689
Acuity Brands, Inc.	†	1,873	108,016
American Superconductor Corp.	*†	1,147	32,793
AMETEK, Inc.		6,351	249,277
AZZ, Inc.	†	1,582	63,296
Babcock & Wilcox Co.	*	5,852	149,753
Baldor Electric Co.		2,620	165,165
Belden, Inc.	†	1,894	69,737
Brady Corp., Class A		2,402	78,329
Capstone Turbine Corp.	*	2,450	2,351
Emerson Electric Co.		28,628	1,636,663
Encore Wire Corp.	†	1,400	35,112
Franklin Electric Co., Inc.	†	902	35,106
FuelCell Energy, Inc.	*†	1,938	4,477
General Cable Corp.	*†	3,772	132,359
GrafTech International Ltd.	*	3,487	69,182
Hubbell, Inc., Class B		2,078	124,950
II-VI, Inc.	*	682	31,618
LSI Industries, Inc.		1,083	9,162
Magnetek, Inc.	*	1,406	1,898
Orbit International Corp.	*	2,812	10,657
Plug Power, Inc.	*	2,704	1,003
Powell Industries, Inc.	*	1,045	34,360
Regal-Beloit Corp.	†	1,272	84,919
Rockwell Automation, Inc.	†	4,331	310,576
Roper Industries, Inc.		2,980	227,761
Servotronics, Inc.		3,205	26,890
Thomas & Betts Corp.	*	2,428	117,272
Ultralife Corp.	*	416	2,750
Universal Security Instruments, Inc.	*	1,866	13,864
Valence Technology, Inc.	*	6,972	11,713
Vicor Corp.	†	1,380	22,632
Woodward Governor Co.	†	2,448	91,947

			3,958,277

Electronic Equipment, Instruments & Components—0.8%
Agilysys, Inc.	*	1,335	7,516
Amphenol Corp., Class A		7,376	389,305
Anixter International, Inc.		1,723	102,915
Arrow Electronics, Inc.	*†	4,585	157,036
Avnet, Inc.	*	5,129	169,411

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
AVX Corp.		2,270	$35,026
Benchmark Electronics, Inc.	*†	2,520	45,763
Brightpoint, Inc.	*	2,358	20,585
CalAmp Corp.	*†	550	1,727
Checkpoint Systems, Inc.	*†	1,441	29,613
Cognex Corp.		2,023	59,517
Coherent, Inc.	*	1,348	60,849
Corning, Inc.		52,776	1,019,632
CTS Corp.	†	1,580	17,475
Daktronics, Inc.	†	927	14,758
Dolby Laboratories, Inc., Class A	*†	1,370	91,379
DTS, Inc.	*	755	37,033
Echelon Corp.	*	1,769	18,026
Electro Rent Corp.		950	15,352
Electro Scientific Industries, Inc.	*†	1,421	22,779
FARO Technologies, Inc.	*†	453	14,876
FLIR Systems, Inc.	*†	5,608	166,838
Frequency Electronics, Inc.	*	821	5,509
Gerber Scientific, Inc.	*†	1,608	12,655
ID Systems, Inc.	*	2,016	6,673
Identive Group, Inc.	*	1,494	3,765
Ingram Micro, Inc., Class A	*	1,030	19,663
Insight Enterprises, Inc.	*†	2,054	27,031
Iteris, Inc.	*	4,263	7,716
Itron, Inc.	*	955	52,955
Jabil Circuit, Inc.		8,287	166,486
L-1 Identity Solutions, Inc.	*	1,637	19,497
Lightpath Technologies, Inc., Class A	*†	1,526	2,777
Littelfuse, Inc.		909	42,778
LRAD Corp.	*†	3,686	9,915
Maxwell Technologies, Inc.	*	370	6,989
Mercury Computer Systems, Inc.	*†	963	17,700
Mesa Laboratories, Inc.		1,200	36,000
Methode Electronics, Inc.	†	1,383	17,937
Molex, Inc.	†	5,599	127,209
MTS Systems Corp.	†	1,342	50,271
National Instruments Corp.		3,414	128,503
Newport Corp.	*	1,614	28,035
NU Horizons Electronics Corp.	*	1,207	8,413
OSI Systems, Inc.	*†	867	31,524
Parametric Sound Corp.	*†	1,843	719
Park Electrochemical Corp.	†	1,086	32,580
PC Connection, Inc.	*†	854	7,566
Planar Systems, Inc.	*	785	1,601
Plexus Corp.	*†	1,884	58,291
Power-One, Inc.	*†	3,459	35,282
Pulse Electronics Corp.		1,866	9,927
Radisys Corp.	*†	961	8,553
Research Frontiers, Inc.	*†	752	4,001
Rofin-Sinar Technologies, Inc.	*†	2,200	77,968
Rogers Corp.	*	803	30,715
Sanmina-SCI Corp.	*	3,577	41,064
ScanSource, Inc.	*†	1,126	35,919
Sigmatron International, Inc.	*	282	1,805
Spectrum Control, Inc.	*	1,195	17,913
SYNNEX Corp.	*	104	3,245
Tech Data Corp.	*	2,057	90,549
Trimble Navigation Ltd.	*	4,318	172,418
TTM Technologies, Inc.	*†	1,639	24,437
Universal Display Corp.	*†	1,350	41,377
Vishay Intertechnology, Inc.	*†	6,172	90,605

		Shares	Value

Vishay Precision Group, Inc.	*	440	$8,290
Wayside Technology Group, Inc.		1,787	20,122
X-Rite, Inc.	*†	1,890	8,637
Zygo Corp.	*	967	11,826

			4,162,822

Energy Equipment & Services—2.3%
Atwood Oceanics, Inc.	*	1,298	48,506
Baker Hughes, Inc.		13,177	753,329
Basic Energy Services, Inc.	*†	1,600	26,368
Bristow Group, Inc.	*†	982	46,498
Cal Dive International, Inc.	*	4,816	27,307
Cameron International Corp.	*	9,319	472,753
CARBO Ceramics, Inc.	†	1,137	117,725
Complete Production Services, Inc.	*	1,200	35,460
Dawson Geophysical Co.	*	924	29,476
Diamond Offshore Drilling, Inc.	†	1,577	105,454
Dresser-Rand Group, Inc.	*	2,924	124,533
Dril-Quip, Inc.	*	880	68,394
Exterran Holdings, Inc.	*†	2,465	59,037
FMC Technologies, Inc.	*	5,390	479,225
Global Industries Ltd.	*	2,539	17,595
Gulfmark Offshore, Inc., Class A	*	1,000	30,400
Halliburton Co.		34,838	1,422,436
Helix Energy Solutions Group, Inc.	*	3,853	46,775
Helmerich & Payne, Inc.	†	3,926	190,332
Hercules Offshore, Inc.	*	5,226	18,082
Hornbeck Offshore Services, Inc.	*†	1,800	37,584
ION Geophysical Corp.	*†	21,895	185,670
Key Energy Services, Inc.	*†	14,250	184,965
Lufkin Industries, Inc.	†	2,000	124,780
Matrix Service Co.	*†	468	5,700
McDermott International, Inc.	*	11,704	242,156
Mitcham Industries, Inc.	*	1,100	12,705
Nabors Industries Ltd. (Bermuda)	*	10,988	257,778
National Oilwell Varco, Inc.		16,517	1,110,768
Newpark Resources, Inc.	*	3,484	21,461
Oceaneering International, Inc.	*	2,232	164,342
Oil States International, Inc.	*	2,026	129,846
OYO Geospace Corp.	*	550	54,511
Parker Drilling Co.	*†	3,755	17,160
Patterson-UTI Energy, Inc.	†	6,712	144,644
PHI, Inc.	*	774	14,582
Pioneer Drilling Co.	*†	2,700	23,787
Pride International, Inc.	*	5,416	178,728
Rowan Cos., Inc.	*	3,918	136,777
Schlumberger Ltd.		54,766	4,572,961
SEACOR Holdings, Inc.		713	72,077
Superior Energy Services, Inc.	*	2,900	101,471
T-3 Energy Services, Inc.	*	972	38,715
Tesco Corp. (Canada)	*	3,185	50,578
Tetra Technologies, Inc.	*†	2,352	27,918
Tidewater, Inc.		78	4,200
Unit Corp.	*†	1,702	79,109

			12,114,658

Food & Staples Retailing—2.1%
Andersons, Inc. (The)	†	700	25,445
Arden Group, Inc., Class A		260	21,450
BJ’s Wholesale Club, Inc.	*	2,859	136,946
Casey’s General Stores, Inc.		1,608	68,356

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Costco Wholesale Corp.		14,385	$1,038,741
CVS Caremark Corp.		56,963	1,980,604
Kroger Co. (The)		21,854	488,656
Nash Finch Co.		674	28,652
Pantry, Inc. (The)	*†	1,200	23,832
Rite Aid Corp.	*	25,982	22,947
Ruddick Corp.	†	1,967	72,464
Safeway, Inc.		13,125	295,181
SUPERVALU, Inc.		8,154	78,523
Sysco Corp.		22,511	661,823
United Natural Foods, Inc.	*†	1,912	70,132
Walgreen Co.		37,871	1,475,454
Wal-Mart Stores, Inc.		79,471	4,285,871
Weis Markets, Inc.	†	382	15,406
Whole Foods Market, Inc.	*†	5,036	254,771
Winn-Dixie Stores, Inc.	*†	3,309	23,726

			11,068,980

Food Products—1.7%
Archer-Daniels-Midland Co.		23,265	699,811
Bridgford Foods Corp.		559	7,966
Bunge Ltd.	†	4,700	307,944
Campbell Soup Co.		9,126	317,128
Chiquita Brands International, Inc.	*†	2,150	30,143
ConAgra Foods, Inc.		17,187	388,082
Corn Products International, Inc.		3,164	145,544
Darling International, Inc.	*†	3,150	41,832
Dean Foods Co.	*	6,281	55,524
Del Monte Foods Co.		8,204	154,235
Farmer Bros. Co.	†	930	16,554
Flowers Foods, Inc.	†	4,140	111,407
Fresh Del Monte Produce, Inc.	†	567	14,147
General Mills, Inc.		23,368	831,667
Green Mountain Coffee Roasters, Inc.	*†	6,747	221,706
Griffin Land & Nurseries, Inc.	†	650	21,047
H.J. Heinz Co.		10,532	520,913
Hain Celestial Group, Inc. (The)	*†	1,426	38,588
Hershey Co. (The)		7,945	374,607
Hormel Foods Corp.	†	3,195	163,776
Inventure Foods, Inc.	*†	5,272	22,828
J&J Snack Foods Corp.	†	761	36,711
J.M. Smucker Co. (The)		4,592	301,465
Kellogg Co.		10,132	517,542
Kraft Foods, Inc., Class A		61,319	1,932,162
Lancaster Colony Corp.	†	1,389	79,451
McCormick & Co., Inc.	†	4,101	190,819
Mead Johnson Nutrition Co.		4,802	298,924
Ralcorp Holdings, Inc.	*†	2,312	150,303
Sanderson Farms, Inc.	†	864	33,826
Sara Lee Corp.		29,377	514,391
Smithfield Foods, Inc.	*†	4,682	96,590
Snyders-Lance, Inc.	†	1,370	32,113
Tootsie Roll Industries, Inc.	†	624	18,077
TreeHouse Foods, Inc.	*†	1,256	64,169
Tyson Foods, Inc., Class A		10,231	176,178

			8,928,170

Gas Utilities—0.3%
AGL Resources, Inc.		2,166	77,651
Atmos Energy Corp.	†	2,732	85,238

		Shares	Value

Chesapeake Utilities Corp.	†	949	$39,402
Delta Natural Gas Co., Inc.		380	11,923
Energen Corp.		2,644	127,599
Laclede Group, Inc. (The)	†	1,025	37,454
National Fuel Gas Co.	†	3,639	238,791
New Jersey Resources Corp.	†	1,681	72,468
Nicor, Inc.		1,828	91,254
Northwest Natural Gas Co.		1,183	54,974
Oneok, Inc.		3,908	216,777
Piedmont Natural Gas Co., Inc.	†	2,740	76,610
Questar Corp.		7,412	129,043
South Jersey Industries, Inc.	†	2,014	106,379
Southwest Gas Corp.	†	1,252	45,911
UGI Corp.	†	2,720	85,898
WGL Holdings, Inc.		2,315	82,808

			1,580,180

Health Care Equipment & Supplies—1.8%
Abaxis, Inc.	*	749	20,111
ABIOMED, Inc.	*	886	8,514
Alere, Inc.	*	3,011	110,203
Align Technology, Inc.	*†	2,449	47,853
American Medical Systems Holdings, Inc.	*†	3,000	56,580
Analogic Corp.	†	593	29,359
Baxter International, Inc.		23,674	1,198,378
Beckman Coulter, Inc.		2,512	188,978
Becton Dickinson and Co.		8,590	726,027
Biolase Technology, Inc.	*	765	1,331
Boston Scientific Corp.	*	53,540	405,298
C.R. Bard, Inc.		3,904	358,270
CareFusion Corp.	*	6,833	175,608
Cerus Corp.	*	1,010	2,485
Conceptus, Inc.	*	1,047	14,449
CONMED Corp.	*†	1,362	35,998
Cooper Cos., Inc. (The)		1,627	91,665
CryoLife, Inc.	*	937	5,079
Cyberonics, Inc.	*†	956	29,655
DENTSPLY International, Inc.		5,668	193,676
Edwards Lifesciences Corp.	*†	5,150	416,326
Gen-Probe, Inc.	*†	1,849	107,889
Greatbatch, Inc.	*†	942	22,749
Haemonetics Corp.	*†	1,157	73,099
Hill-Rom Holdings, Inc.		1,576	62,047
Hologic, Inc.	*	9,792	184,285
ICU Medical, Inc.	*†	605	22,082
IDEXX Laboratories, Inc.	*	1,985	137,402
Immucor, Inc.	*†	1,828	36,249
Integra LifeSciences Holdings Corp.	*	1,190	56,287
Intuitive Surgical, Inc.	*	1,260	324,765
Invacare Corp.		1,333	40,203
Kensey Nash Corp.	*	866	24,101
Kinetic Concepts, Inc.	*†	2,200	92,136
Masimo Corp.	†	1,500	43,605
Medtronic, Inc.		42,411	1,573,024
Meridian Bioscience, Inc.	†	1,158	26,819
Merit Medical Systems, Inc.	*†	2,519	39,876
NuVasive, Inc.	*†	990	25,393
OraSure Technologies, Inc.	*	1,687	9,700
Palomar Medical Technologies, Inc.	*	1,116	15,858
ResMed, Inc.	*†	6,068	210,196
RTI Biologics, Inc.	*	807	2,155

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
SonoSite, Inc.	*	1,012	$31,979
Spectranetics Corp.	*	1,045	5,392
St. Jude Medical, Inc.	*	11,448	489,402
Staar Surgical Co.	*†	848	5,173
STERIS Corp.	†	2,777	101,249
Stryker Corp.		9,245	496,456
SurModics, Inc.	*	675	8,012
Synovis Life Technologies, Inc.	*†	346	5,574
Teleflex, Inc.		1,322	71,137
Theragenics Corp.	*	1,492	2,253
ThermoGenesis Corp.	*	1,079	3,766
Thoratec Corp.	*†	2,306	65,306
Urologix, Inc.	*	1,050	662
Varian Medical Systems, Inc.	*†	5,512	381,871
Volcano Corp.	*†	1,970	53,801
West Pharmaceutical Services, Inc.	†	1,704	70,205
Wright Medical Group, Inc.	*†	1,309	20,329
Young Innovations, Inc.	†	677	21,671
Zimmer Holdings, Inc.	*	6,941	372,593
Zoll Medical Corp.	*†	850	31,646

			9,484,240

Health Care Providers & Services—2.0%
Aetna, Inc.		13,625	415,699
Alliance HealthCare Services, Inc.	*	1,429	6,059
Almost Family, Inc.	*	422	16,213
Amedisys, Inc.	*†	1,698	56,883
AMERIGROUP Corp.	*†	1,950	85,644
AmerisourceBergen Corp.		11,686	398,726
AMN Healthcare Services, Inc.	*†	1,507	9,253
Amsurg Corp.	*†	1,423	29,812
BioScrip, Inc.	*†	1,095	5,727
Brookdale Senior Living, Inc.	*†	2,200	47,102
Cardinal Health, Inc.		13,667	523,583
CardioNet, Inc.	*	1,151	5,387
Catalyst Health Solutions, Inc.	*†	1,864	86,657
Centene Corp.	*†	1,972	49,971
Chemed Corp.		1,162	73,799
Chindex International, Inc.	*	822	13,555
CIGNA Corp.		7,259	266,115
Community Health Systems, Inc.	*	4,282	160,018
Coventry Health Care, Inc.	*	6,568	173,395
Cross Country Healthcare, Inc.	*†	1,339	11,341
DaVita, Inc.	*	3,507	243,701
Express Scripts, Inc.	*	21,030	1,136,672
Gentiva Health Services, Inc.	*†	1,474	39,208
Hanger Orthopedic Group, Inc.	*†	1,083	22,949
Health Management Associates, Inc., Class A	*	9,953	94,952
Health Net, Inc.	*	3,209	87,574
Healthspring, Inc.	*	2,400	63,672
Healthways, Inc.	*†	1,362	15,200
Henry Schein, Inc.	*†	3,652	224,196
HMS Holdings Corp.	*†	1,410	91,326
Humana, Inc.	*	4,622	253,008
Kindred Healthcare, Inc.	*†	1,800	33,066
Laboratory Corp. of America Holdings	*†	4,321	379,902
Landauer, Inc.		598	35,862
LCA-Vision, Inc.	*†	616	3,542

		Shares	Value

LifePoint Hospitals, Inc.	*	2,149	$78,976
Lincare Holdings, Inc.	†	3,193	85,668
Magellan Health Services, Inc.	*	1,400	66,192
McKesson Corp.		9,930	698,873
Medco Health Solutions, Inc.	*	17,257	1,057,336
Mednax, Inc.	*†	2,182	146,827
National Healthcare Corp.	†	431	19,942
National Research Corp.		1,250	42,813
NovaMed, Inc.	*†	416	4,796
Omnicare, Inc.	†	4,277	108,593
Owens & Minor, Inc.	†	2,434	71,633
Patterson Cos., Inc.		5,546	169,874
PDI, Inc.	*	703	7,410
PharMerica Corp.	*	1,365	15,629
PSS World Medical, Inc.	*†	3,574	80,772
Psychemedics Corp.		302	2,470
Quest Diagnostics, Inc.		3,899	210,429
RehabCare Group, Inc.	*	739	17,514
Sun Healthcare Group, Inc.	*†	695	8,795
Sunrise Senior Living, Inc.	*	1,950	10,628
Tenet Healthcare Corp.	*	19,289	129,043
U.S. Physical Therapy, Inc.	*	1,300	25,766
UnitedHealth Group, Inc.		42,411	1,531,461
Universal American Corp.	†	1,812	37,055
Universal Health Services, Inc., Class B		2,466	107,074
VCA Antech, Inc.	*†	3,442	80,164
WellCare Health Plans, Inc.	*	1,500	45,330
WellPoint, Inc.	*	14,717	836,809

			10,857,641

Health Care Technology—0.1%
Allscripts Healthcare Solutions, Inc.	*	4,515	87,004
Cerner Corp.	*†	3,044	288,389
Mediware Information Systems, Inc.	*	1,088	11,696
Omnicell, Inc.	*	783	11,314
Quality Systems, Inc.	†	768	53,622

			452,025

Hotels, Restaurants & Leisure—1.9%
Ambassadors International, Inc.	*	66	106
Ameristar Casinos, Inc.	†	300	4,689
Bally Technologies, Inc.	*†	1,971	83,157
Biglari Holdings, Inc.	*†	63	25,843
Bob Evans Farms, Inc.		1,465	48,286
Boyd Gaming Corp.	*†	2,619	27,761
Brinker International, Inc.	†	5,167	107,887
Buffalo Wild Wings, Inc.	*†	867	38,018
California Pizza Kitchen, Inc.	*	1,455	25,142
Carnival Corp.		13,445	619,949
CEC Entertainment, Inc.	*	1,614	62,672
Cheesecake Factory, Inc. (The)	*†	3,444	105,593
Chipotle Mexican Grill, Inc.	*†	1,386	294,747
Choice Hotels International, Inc.	†	1,616	61,844
Churchill Downs, Inc.		638	27,689
Cracker Barrel Old Country Store, Inc.		2,120	116,112
Darden Restaurants, Inc.		5,104	237,030
DineEquity, Inc.	*	1,079	53,281
Dover Downs Gaming & Entertainment, Inc.		1,710	5,814
Dover Motorsports, Inc.	*	1,645	2,928

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Empire Resorts, Inc.	*	582	$600
Gaylord Entertainment Co.	*	1,772	63,686
International Game Technology		13,402	237,081
International Speedway Corp., Class A	†	1,190	31,142
Interval Leisure Group, Inc.	*†	1,886	30,440
Isle of Capri Casinos, Inc.	*	1,250	12,775
Jack in the Box, Inc.	*†	2,874	60,728
Krispy Kreme Doughnuts, Inc.	*	2,573	17,960
Las Vegas Sands Corp.	*	12,301	565,231
Life Time Fitness, Inc.	*	1,774	72,716
Marcus Corp.	†	1,505	19,971
Marriott International, Inc., Class A		10,755	446,763
McDonald’s Corp.		38,435	2,950,271
MGM Resorts International	*†	4,792	71,161
Morgans Hotel Group Co.	*	2,300	20,861
Morton’s Restaurant Group, Inc.	*†	2,200	14,256
Multimedia Games, Inc.	*	1,202	6,707
O’Charleys, Inc.	*†	1,091	7,855
Orient-Express Hotels Ltd., Class A (Bermuda)	*†	1,577	20,485
P.F. Chang’s China Bistro, Inc.	†	1,089	52,773
Panera Bread Co., Class A	*†	1,250	126,513
Papa John’s International, Inc.	*	1,610	44,597
Peet’s Coffee & Tea, Inc.	*†	637	26,588
Penn National Gaming, Inc.	*	2,586	90,898
Pinnacle Entertainment, Inc.	*†	1,629	22,839
Red Robin Gourmet Burgers, Inc.	*†	692	14,857
Royal Caribbean Cruises Ltd.	*	7,613	357,811
Ruby Tuesday, Inc.	*	2,816	36,777
Scientific Games Corp., Class A	*	2,517	25,069
Shuffle Master, Inc.	*	1,527	17,484
Sonic Corp.	*	3,730	37,748
Speedway Motorsports, Inc.	†	149	2,283
Starbucks Corp.		24,221	778,221
Starwood Hotels & Resorts Worldwide, Inc.		7,939	482,532
Texas Roadhouse, Inc.	*†	3,070	52,712
Vail Resorts, Inc.	*†	1,491	77,592
Wendy’s/Arby’s Group, Inc., Class A		25,109	116,004
WMS Industries, Inc.	*	564	25,515
Wyndham Worldwide Corp.		8,848	265,086
Wynn Resorts Ltd.		2,554	265,207
Yum! Brands, Inc.		16,041	786,811

			10,305,154

Household Durables—0.4%
American Greetings Corp., Class A	†	2,760	61,162
Bassett Furniture Industries, Inc.	*†	1,139	4,784
Beazer Homes USA, Inc.	*†	1,494	8,053
Blyth, Inc.		460	15,861
Brookfield Homes Corp.	*†	1,218	11,449
D.R. Horton, Inc.		3,903	46,563
Ethan Allen Interiors, Inc.	†	1,551	31,035
Fortune Brands, Inc.		3,861	232,625
Furniture Brands International, Inc.	*†	2,341	12,033
Harman International Industries, Inc.	*	2,728	126,306

		Shares	Value

Helen of Troy Ltd. (Bermuda)	*	1,333	$39,643
Hovnanian Enterprises, Inc., Class A	*†	1,478	6,045
Jarden Corp.		2,055	63,438
KB Home	†	3,248	43,815
Kid Brands, Inc.	*	1,156	9,884
La-Z-Boy, Inc.	*†	2,404	21,684
Leggett & Platt, Inc.		2,928	66,641
Lennar Corp., Class A		5,675	106,406
M/I Homes, Inc.	*	610	9,382
MDC Holdings, Inc.		1,091	31,388
Meritage Homes Corp.	*†	1,300	28,860
Mohawk Industries, Inc.	*†	2,460	139,630
Newell Rubbermaid, Inc.		3,792	68,939
NVR, Inc.	*	262	181,047
Pulte Group, Inc.	*†	13,539	101,813
Ryland Group, Inc.		1,852	31,540
Skyline Corp.	†	720	18,778
Standard Pacific Corp.	*†	2,568	11,813
Stanley Black & Decker, Inc.		3,191	213,382
Tempur-Pedic International, Inc.	*†	1,346	53,921
Toll Brothers, Inc.	*†	4,132	78,508
Tupperware Brands Corp.		2,427	115,695
Universal Electronics, Inc.	*†	639	18,128
Whirlpool Corp.	†	1,858	165,046

			2,175,297

Household Products—1.9%
Central Garden and Pet Co., Class A	*†	1,230	12,153
Church & Dwight Co., Inc.		2,569	177,312
Clorox Co.		4,503	284,950
Colgate-Palmolive Co.		18,285	1,469,566
Energizer Holdings, Inc.	*	1,856	135,302
Kimberly-Clark Corp.		15,882	1,001,201
Procter & Gamble Co. (The)		113,682	7,313,163
WD-40 Co.	†	949	38,226

			10,431,873

Independent Power Producers & Energy Traders—0.2%
AES Corp. (The)	*	26,935	328,068
Calpine Corp.	*†	16,000	213,440
Constellation Energy Group, Inc.		7,434	227,703
Dynegy, Inc.	*	25,395	142,720
GenOn Energy, Inc.	*	15,396	58,661
NRG Energy, Inc.	*	8,000	156,320

			1,126,912

Industrial Conglomerates—1.9%
3M Co.		25,681	2,216,270
Carlisle Cos., Inc.	†	2,452	97,443
General Electric Co.		423,003	7,736,725
Seaboard Corp.		18	35,838
Standex International Corp.	†	724	21,655
Textron, Inc.	†	8,214	194,179
Tredegar Corp.	†	1,606	31,124
United Capital Corp.	*†	690	22,425

			10,355,659

Insurance—4.0%
Aflac, Inc.		19,465	1,098,410
Alleghany Corp.	*	154	47,181

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Allied World Assurance Co. Holdings Ltd. (Switzerland)		1,889	$112,282
Allstate Corp. (The)		18,288	583,021
Alterra Capital Holdings Ltd. (Bermuda)		1,915	41,441
American Equity Investment Life Holding Co.	†	4,302	53,990
American Financial Group, Inc.		2,657	85,795
American International Group, Inc.	*†	19,451	1,120,767
American National Insurance Co.		945	80,911
AON Corp.		9,153	421,130
Arch Capital Group Ltd. (Bermuda)	*	1,428	125,735
Argo Group International Holdings Ltd. (Bermuda)		899	33,668
Arthur J. Gallagher & Co.		3,230	93,928
Aspen Insurance Holdings Ltd. (Bermuda)		3,512	100,513
Assurant, Inc.		4,146	159,704
Assured Guaranty Ltd. (Bermuda)		7,538	133,423
Axis Capital Holdings Ltd. (Bermuda)		5,691	204,193
Baldwin & Lyons, Inc., Class B		945	22,236
Berkshire Hathaway, Inc., Class B	*	71,575	5,733,873
Brown & Brown, Inc.	†	5,036	120,562
Chubb Corp.		11,106	662,362
Cincinnati Financial Corp.		6,036	191,281
CNA Financial Corp.	*	1,422	38,465
CNA Surety Corp.	*	1,486	35,188
CNO Financial Group, Inc.	*†	6,600	44,748
Crawford & Co., Class B	*†	1,891	6,429
Delphi Financial Group, Inc., Class A	†	1,945	56,094
EMC Insurance Group, Inc.	†	341	7,720
Employers Holdings, Inc.		2,770	48,420
Endurance Specialty Holdings Ltd. (Bermuda)		2,698	124,297
Erie Indemnity Co., Class A		1,023	66,976
Everest Re Group Ltd. (Bermuda)		2,468	209,336
FBL Financial Group, Inc., Class A	†	1,275	36,554
Fidelity National Financial, Inc., Class A		8,236	112,668
First American Financial Corp.		3,159	47,195
Genworth Financial, Inc., Class A	*	16,181	212,618
Greenlight Capital Re Ltd., Class A (Cayman Islands)	*†	1,797	48,178
Hanover Insurance Group, Inc. (The)		2,346	109,605
Harleysville Group, Inc.	†	1,351	49,636
Hartford Financial Services Group, Inc.		15,915	421,588
HCC Insurance Holdings, Inc.		3,999	115,731
Hilltop Holdings, Inc.	*†	1,180	11,706
Horace Mann Educators Corp.		2,000	36,080
Independence Holding Co.		961	7,726

		Shares	Value

Infinity Property & Casualty Corp.	†	810	$50,058
Kansas City Life Insurance Co.	†	902	29,793
Lincoln National Corp.		10,899	303,101
Loews Corp.		7,988	310,813
Markel Corp.	*†	412	155,790
Marsh & McLennan Cos., Inc.		15,676	428,582
MBIA, Inc.	*	8,742	104,817
Mercury General Corp.		1,109	47,698
MetLife, Inc.		42,190	1,874,924
Montpelier Re Holdings Ltd. (Bermuda)	†	3,734	74,456
National Financial Partners Corp.	*	1,495	20,033
Navigators Group, Inc. (The)	*†	938	47,228
Old Republic International Corp.	†	10,195	138,958
PartnerRe Ltd. (Bermuda)		2,300	184,805
Phoenix Cos., Inc. (The)	*	4,217	10,711
Platinum Underwriters Holdings Ltd. (Bermuda)	†	2,734	122,948
Presidential Life Corp.		1,144	11,360
Principal Financial Group, Inc.		10,891	354,611
ProAssurance Corp.	*	1,647	99,808
Progressive Corp. (The)		24,774	492,259
Protective Life Corp.		3,130	83,383
Prudential Financial, Inc.		17,746	1,041,868
Reinsurance Group of America, Inc.		1,440	77,342
RenaissanceRe Holdings Ltd. (Bermuda)		2,900	184,701
RLI Corp.	†	1,164	61,192
Safety Insurance Group, Inc.		850	40,435
Selective Insurance Group, Inc.	†	2,122	38,514
StanCorp Financial Group, Inc.	†	2,460	111,044
State Auto Financial Corp.		488	8,501
Stewart Information Services Corp.	†	1,239	14,286
Torchmark Corp.		3,623	216,438
Tower Group, Inc.		1,736	44,407
Transatlantic Holdings, Inc.		1,167	60,241
Travelers Cos., Inc. (The)		16,353	911,026
United Fire & Casualty Co.	†	1,250	27,900
Unitrin, Inc.		1,906	46,773
Unum Group		11,647	282,090
Validus Holdings Ltd. (Bermuda)	†	3,553	108,757
W.R. Berkley Corp.		2,501	68,477
Wesco Financial Corp.		187	68,893
White Mountains Insurance Group Ltd.		300	100,680

			21,533,065

Internet & Catalog Retail—0.7%
1-800-Flowers.com, Inc., Class A	*	793	2,133
Amazon.com, Inc.	*	14,373	2,587,140
dELiA*s, Inc.	*	925	1,610
Drugstore.Com, Inc.	*†	3,800	8,398
Expedia, Inc.		7,176	180,046
Geeknet, Inc.	*	201	5,023
Hollywood Media Corp.	*	1,494	2,450
HSN, Inc.	*†	1,886	57,787
Liberty Media Corp.—Interactive, Series A	*	19,760	311,615
Netflix, Inc.	*	1,333	234,208
Overstock.com, Inc.	*†	770	12,690

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
priceline.com, Inc.	*	1,548	$618,503
Valuevision Media, Inc., Class A	*	1,741	10,638

			4,032,241

Internet Software & Services—1.8%
Akamai Technologies, Inc.	*	7,479	351,887
AOL, Inc.	*	3,989	94,579
Art Technology Group, Inc.	*	8,333	49,831
Autobytel, Inc.	*†	1,384	1,190
DealerTrack Holdings, Inc.	*†	1,800	36,126
Digital River, Inc.	*	1,627	56,001
Earthlink, Inc.	†	5,814	50,000
eBay, Inc.	*	47,283	1,315,886
Equinix, Inc.	*	1,323	107,507
Google, Inc., Class A	*	9,518	5,653,406
GSI Commerce, Inc.	*	1,469	34,081
IAC/InterActiveCorp	*	4,715	135,321
Infospace, Inc.	*	1,323	10,981
Internap Network Services Corp.	*	1,297	7,886
j2 Global Communications, Inc.	*	1,614	46,725
Keynote Systems, Inc.		1,400	20,468
Knot, Inc. (The)	*†	2,304	22,764
LivePerson, Inc.	*	3,333	37,663
Looksmart Ltd.	*	500	1,055
ModusLink Global Solutions, Inc.	*†	1,007	6,747
Monster Worldwide, Inc.	*†	4,681	110,612
Move, Inc.	*	7,362	18,920
NaviSite, Inc.	*	3,725	13,745
NIC, Inc.		2,450	23,790
Openwave Systems, Inc.	*	2,570	5,448
RealNetworks, Inc.	*	5,844	24,545
Saba Software, Inc.	*	1,576	9,645
SAVVIS, Inc.	*†	408	10,412
Stamps.com, Inc.		1,050	13,913
support.com, Inc.	*†	1,562	10,122
United Online, Inc.	†	2,509	16,559
ValueClick, Inc.	*†	4,058	65,050
VeriSign, Inc.		8,080	263,974
Vertro, Inc.	*	198	970
Web.com Group, Inc.	*	308	2,603
WebMD Health Corp.	*†	2,424	123,769
WebMediaBrands, Inc.	*	1,450	2,320
Yahoo! Inc.	*	43,481	723,089
Zix Corp.	*†	1,015	4,334

			9,483,924

IT Services—2.8%
Acxiom Corp.	*†	3,451	59,185
Alliance Data Systems Corp.	*†	1,955	138,864
Automatic Data Processing, Inc.		17,041	788,657
Broadridge Financial Solutions, Inc.		5,748	126,054
CACI International, Inc., Class A	*†	1,198	63,973
Ciber, Inc.	*†	2,444	11,438
Cognizant Technology Solutions Corp., Class A	*	12,226	896,043
Computer Sciences Corp.		3,563	176,725
Convergys Corp.	*	5,933	78,138
CoreLogic, Inc.		3,159	58,505
CSG Systems International, Inc.	*	2,153	40,778
DST Systems, Inc.		2,518	111,673

		Shares	Value

Edgewater Technology, Inc.	*	1,533	$3,602
Euronet Worldwide, Inc.	*	1,056	18,417
Fidelity National Information Services, Inc.		11,953	327,393
Fiserv, Inc.	*	6,994	409,569
Forrester Research, Inc.	†	963	33,984
Gartner, Inc., Class A	*†	1,179	39,143
Global Payments, Inc.	†	3,238	149,628
Hackett Group, Inc. (The)	*†	1,140	4,001
iGATE Corp.	†	1,397	27,535
Integral Systems, Inc.	*	1,010	10,009
International Business Machines Corp.		47,992	7,043,306
Jack Henry & Associates, Inc.	†	3,591	104,678
Lender Processing Services, Inc.		4,048	119,497
Lionbridge Technologies, Inc.	*	1,165	4,299
Management Network Group, Inc.	*	320	832
Mantech International Corp., Class A	*	1,217	50,299
Mastech Holdings, Inc.	*	93	392
Mastercard, Inc., Class A		3,819	855,876
MAXIMUS, Inc.	†	1,052	68,990
MoneyGram International, Inc.	*	3,750	10,162
NeuStar, Inc., Class A	*	3,140	81,797
Online Resources Corp.	*	700	3,255
Paychex, Inc.		9,849	304,432
Pfsweb, Inc.	*	1,209	4,788
SAIC, Inc.	*	8,529	135,270
Sapient Corp.		4,150	50,215
SRA International, Inc., Class A	*†	1,664	34,029
StarTek, Inc.	*	994	5,039
Syntel, Inc.		1,554	74,266
TeleTech Holdings, Inc.	*†	2,738	56,375
Teradata Corp.	*	7,848	323,024
Total System Services, Inc.		6,935	106,660
Unisys Corp.	*†	1,371	35,495
VeriFone Systems, Inc.	*	2,645	101,991
Visa, Inc., Class A		18,001	1,266,910
Western Union Co. (The)		25,245	468,800
Wright Express Corp.	*	1,750	80,500
XETA Technologies, Inc.	*	1,946	5,780

			14,970,271

Leisure Equipment & Products—0.1%
Arctic Cat, Inc.	*	1,857	27,186
Brunswick Corp.	†	3,797	71,156
Callaway Golf Co.	†	2,881	23,250
Eastman Kodak Co.	*†	11,893	63,746
Hasbro, Inc.		2,107	99,408
Jakks Pacific, Inc.	*†	925	16,854
Leapfrog Enterprises, Inc.	*	1,261	6,999
Mattel, Inc.		8,487	215,824
Nautilus, Inc.	*	1,359	2,419
Polaris Industries, Inc.	†	1,858	144,961
RC2 Corp.	*	1,650	35,920
Steinway Musical Instruments, Inc.	*	683	13,558
Sturm Ruger & Co., Inc.	†	3,296	50,396

			771,677

Life Sciences Tools & Services—0.7%
Accelrys, Inc.	*	2,216	18,393
Affymetrix, Inc.	*	2,525	12,701

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Agilent Technologies, Inc.	*	10,372	$429,712
Albany Molecular Research, Inc.	*†	1,371	7,705
Bio-Rad Laboratories, Inc., Class A	*	623	64,698
Bruker Corp.	*	1,667	27,672
Caliper Life Sciences, Inc.	*†	867	5,497
Cambrex Corp.	*†	1,258	6,504
Charles River Laboratories International, Inc.	*†	2,755	97,913
Covance, Inc.	*†	2,839	145,953
Dionex Corp.	*	1,031	121,668
Enzo Biochem, Inc.	*†	1,353	7,144
eResearchTechnology, Inc.	*	2,056	15,112
Furiex Pharmaceuticals, Inc.	*	394	5,693
Illumina, Inc.	*†	4,535	287,247
Kendle International, Inc.	*	1,316	14,331
Life Technologies Corp.	*	7,474	414,807
Luminex Corp.	*†	1,070	19,560
Mettler-Toledo International, Inc. (Switzerland)	*	913	138,055
Parexel International Corp.	*	2,306	48,956
PerkinElmer, Inc.		5,266	135,968
Pharmaceutical Product Development, Inc.		4,736	128,535
Sequenom, Inc.	*	19,756	158,443
Techne Corp.	†	1,736	114,003
Thermo Fisher Scientific, Inc.	*	16,050	888,528
Waters Corp.	*	3,878	301,359

			3,616,157

Machinery—2.5%
3D Systems Corp.	*†	1,158	36,465
Actuant Corp., Class A	†	2,022	53,826
AGCO Corp.	*†	3,068	155,425
Albany International Corp., Class A	†	1,437	34,043
American Railcar Industries, Inc.	*	1,200	26,556
Ampco-Pittsburgh Corp.	†	613	17,195
ArvinMeritor, Inc.	*	2,791	57,271
Astec Industries, Inc.	*†	821	26,609
Badger Meter, Inc.	†	1,134	50,146
Barnes Group, Inc.	†	2,018	41,712
Blount International, Inc.	*	1,532	24,144
Briggs & Stratton Corp.	†	1,822	35,875
Bucyrus International, Inc.		2,860	255,684
Caterpillar, Inc.		21,496	2,013,315
Chart Industries, Inc.	*	1,070	36,145
CIRCOR International, Inc.	†	711	30,061
CLARCOR, Inc.	†	2,354	100,963
Crane Co.		2,467	101,320
Cummins, Inc.		6,585	724,416
Danaher Corp.		16,656	785,664
Deere & Co.		15,887	1,319,415
Donaldson Co., Inc.		3,810	222,047
Dover Corp.		5,761	336,730
Eaton Corp.		5,791	587,844
EnPro Industries, Inc.	*†	981	40,770
ESCO Technologies, Inc.	†	1,222	46,240
Federal Signal Corp.		2,159	14,811
Flow International Corp.	*†	2,200	8,998
Flowserve Corp.		2,375	283,148
Force Protection, Inc.	*†	3,825	21,076

		Shares	Value

FreightCar America, Inc.	†	900	$26,046
Gardner Denver, Inc.		1,836	126,354
Graco, Inc.	†	2,883	113,734
Harsco Corp.		3,646	103,255
Hurco Cos., Inc.	*	300	7,095
IDEX Corp.		3,304	129,253
Illinois Tool Works, Inc.		16,815	897,921
John Bean Technologies Corp.		1,164	23,431
Joy Global, Inc.		4,799	416,313
Kadant, Inc.	*†	721	16,994
Kaydon Corp.	†	1,422	57,904
Kennametal, Inc.	†	3,196	126,114
Lincoln Electric Holdings, Inc.		1,877	122,512
Lindsay Corp.	†	808	48,019
Manitowoc Co., Inc. (The)	†	5,044	66,127
Middleby Corp.	*	984	83,069
Mueller Industries, Inc.		1,592	52,058
Mueller Water Products, Inc., Class A	†	3,000	12,510
NACCO Industries, Inc., Class A		309	33,486
Navistar International Corp.	*	2,436	141,069
Nordson Corp.		1,522	139,841
Oshkosh Corp.	*	2,868	101,068
PACCAR, Inc.		14,853	852,859
Pall Corp.		5,186	257,122
Parker Hannifin Corp.		6,039	521,166
Pentair, Inc.		3,618	132,093
Robbins & Myers, Inc.	†	1,736	62,114
Sauer-Danfoss, Inc.	*	1,531	43,251
Snap-On, Inc.		2,419	136,867
SPX Corp.		2,157	154,204
Tecumseh Products Co., Class A	*	712	9,292
Tennant Co.	†	1,280	49,165
Terex Corp.	*	4,124	128,009
Timken Co.		3,702	176,696
Titan International, Inc.	†	1,356	26,496
Toro Co. (The)	†	1,020	62,873
Trinity Industries, Inc.	†	3,051	81,187
Valmont Industries, Inc.	†	1,162	103,104
Wabash National Corp.	*†	1,395	16,531
WABCO Holdings, Inc.	*	2,354	143,429
Wabtec Corp.		1,737	91,870
Watts Water Technologies, Inc., Class A	†	1,225	44,823

			13,425,238

Marine—0.0%
Alexander & Baldwin, Inc.		1,466	58,684
Eagle Bulk Shipping, Inc.	*	3,648	18,167
Excel Maritime Carriers Ltd. (Greece)	*†	2,810	15,820
Genco Shipping & Trading Ltd.	*†	2,042	29,405
Horizon Lines, Inc., Class A	†	2,035	8,893
Kirby Corp.	*	2,358	103,870

			234,839

Media—2.7%
A.H. Belo Corp., Class A	*	944	8,213
Arbitron, Inc.		1,298	53,893
Ascent Media Corp., Class A	*†	545	21,124
Belo Corp., Class A	*	4,721	33,425
Cablevision Systems Corp., Class A		9,044	306,049
CBS Corp., Class B		25,719	489,947

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
CKX, Inc.	*	1,800	$7,254
Clear Channel Outdoor Holdings, Inc., Class A	*	2,500	35,100
Comcast Corp., Class A		82,245	1,806,923
Crown Media Holdings, Inc., Class A	*†	5,899	15,455
Cumulus Media, Inc., Class A	*†	2,174	9,370
DIRECTV, Class A	*	32,458	1,296,048
Discovery Communications, Inc., Class A	*†	5,451	227,307
Discovery Communications, Inc., Class C	*	303	11,117
DISH Network Corp., Class A	*	4,775	93,876
DreamWorks Animation SKG, Inc., Class A	*†	1,300	38,311
E.W. Scripps Co., (The), Class A	*†	1,204	12,221
Emmis Communications Corp., Class A	*	1,175	893
Entercom Communications Corp., Class A	*	2,183	25,279
Entravision Communications Corp., Class A	*	2,852	7,330
Gannett Co., Inc.		7,301	110,172
Gray Television, Inc.	*	1,838	3,437
Harris Interactive, Inc.	*	2,730	3,331
Harte-Hanks, Inc.		3,119	39,830
Interpublic Group of Cos., Inc. (The)	*	17,203	182,696
John Wiley & Sons, Inc., Class A	†	2,491	112,693
Journal Communications, Inc., Class A	*	3,900	19,695
Lamar Advertising Co., Class A	*†	3,479	138,603
Lee Enterprises, Inc.	*†	1,973	4,854
Liberty Global, Inc., Series A	*†	4,456	157,653
Liberty Media Corp.—Capital, Series A	*	5,451	341,014
Liberty Media Corp.—Starz, Series A	*	2,180	144,926
LIN TV Corp., Class A	*	1,419	7,521
Live Nation Entertainment, Inc.	*	5,485	62,639
LodgeNet Interactive Corp.	*	1,250	5,312
Madison Square Garden, Inc., Class A	*	2,261	58,289
McClatchy Co. (The), Class A	*†	2,444	11,413
McGraw-Hill Cos., Inc. (The)		9,601	349,572
Media General, Inc., Class A	*†	952	5,503
Mediacom Communications Corp., Class A	*	3,433	29,043
Meredith Corp.	†	2,083	72,176
National CineMedia, Inc.		2,226	44,320
New Frontier Media, Inc.	*†	3,808	6,512
New York Times Co. (The), Class A	*†	5,682	55,684
News Corp., Class A		72,876	1,061,075
Omnicom Group, Inc.		9,924	454,519
Playboy Enterprises, Inc., Class B	*	1,251	6,530
PRIMEDIA, Inc.		1,475	6,195
Radio Unica Communications Corp.	*‡d	1,900	—

		Shares	Value

Regal Entertainment Group, Class A		2,743	$32,203
Salem Communications Corp., Class A	†	850	2,694
Scholastic Corp.	†	1,845	54,501
Scripps Networks Interactive, Inc., Class A		3,612	186,921
Sinclair Broadcast Group, Inc., Class A		2,049	16,761
Sirius XM Radio, Inc.	*†	169,893	278,624
Time Warner Cable, Inc.		11,285	745,148
Time Warner, Inc.		40,699	1,309,287
Valassis Communications, Inc.	*†	2,236	72,335
Value Line, Inc.		573	8,280
Viacom, Inc., Class B		22,199	879,302
Virgin Media, Inc.	†	10,479	285,448
Walt Disney Co. (The)		72,183	2,707,584
Washington Post Co. (The), Class B	†	258	113,391
World Wrestling Entertainment, Inc., Class A		1,030	14,667

			14,701,488

Metals & Mining—1.5%
AK Steel Holding Corp.		5,009	81,997
Alcoa, Inc.		44,044	677,837
Allegheny Technologies, Inc.	†	3,350	184,853
AMCOL International Corp.	†	1,186	36,766
Brush Engineered Materials, Inc.	*	1,122	43,354
Carpenter Technology Corp.	†	1,882	75,732
Century Aluminum Co.	*	865	13,433
Cliffs Natural Resources, Inc.		5,736	447,465
Coeur d’Alene Mines Corp.	*†	9,368	255,934
Commercial Metals Co.		4,080	67,687
Compass Minerals International, Inc.	†	1,915	170,952
Contango ORE, Inc.	*†	90	945
Freeport-McMoRan Copper & Gold, Inc.		20,238	2,430,381
Hecla Mining Co.	*†	20,609	232,057
Newmont Mining Corp.		18,360	1,127,855
Nucor Corp.		10,963	480,399
Reliance Steel & Aluminum Co.		2,966	151,563
Rock of Ages Corp.	*	1,387	7,254
Royal Gold, Inc.	†	1,153	62,988
RTI International Metals, Inc.	*	1,363	36,774
Schnitzer Steel Industries, Inc., Class A		693	46,008
Southern Copper Corp.		8,700	424,038
Steel Dynamics, Inc.		8,080	147,864
Stillwater Mining Co.	*	3,727	79,572
Titanium Metals Corp.	*	5,344	91,810
United States Steel Corp.		5,607	327,561
Walter Energy, Inc.		1,840	235,226
Worthington Industries, Inc.	†	3,575	65,780

			8,004,085

Multiline Retail—0.8%
99 Cents Only Stores	*†	3,207	51,120
Big Lots, Inc.	*†	3,509	106,884
Dillard’s, Inc., Class A	†	3,454	131,045
Dollar Tree, Inc.	*†	4,701	263,632

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Family Dollar Stores, Inc.		3,743	$186,064
Fred’s, Inc., Class A	†	1,781	24,506
J.C. Penney Co., Inc.		7,928	256,154
Kohl’s Corp.	*	10,240	556,442
Macy’s, Inc.		16,688	422,206
Nordstrom, Inc.		6,901	292,464
Retail Ventures, Inc.	*†	1,372	22,364
Saks, Inc.	*†	5,811	62,178
Sears Holdings Corp.	*†	3,097	228,404
Target Corp.		25,743	1,547,927
Tuesday Morning Corp.	*	1,816	9,588

			4,160,978

Multi-Utilities—1.2%
Alliant Energy Corp.		4,491	165,134
Ameren Corp.		8,429	237,613
Avista Corp.	†	1,759	39,613
Black Hills Corp.		2,041	61,230
CenterPoint Energy, Inc.		12,705	199,723
CH Energy Group, Inc.	†	694	33,930
CMS Energy Corp.		18,385	341,961
Consolidated Edison, Inc.		10,967	543,634
Dominion Resources, Inc.		21,781	930,484
DTE Energy Co.		6,985	316,560
Integrys Energy Group, Inc.	†	5,523	267,921
MDU Resources Group, Inc.		7,657	155,207
NiSource, Inc.		10,893	191,935
NorthWestern Corp.		1,449	41,775
NSTAR		4,374	184,539
OGE Energy Corp.		3,358	152,923
PG&E Corp.		13,909	665,406
Public Service Enterprise Group, Inc.		19,188	610,370
SCANA Corp.		4,791	194,515
Sempra Energy		6,698	351,511
TECO Energy, Inc.		7,797	138,787
Vectren Corp.		3,706	94,058
Wisconsin Energy Corp.		4,564	268,637
Xcel Energy, Inc.		16,552	389,800

			6,577,266

Office Electronics—0.1%
Xerox Corp.		47,538	547,638
Zebra Technologies Corp., Class A	*†	2,988	113,514

			661,152

Oil, Gas & Consumable Fuels—9.0%
Adams Resources & Energy, Inc.	†	1,462	35,307
Alpha Natural Resources, Inc.	*†	5,222	313,477
Anadarko Petroleum Corp.		19,446	1,481,007
Apache Corp.		13,554	1,616,043
Apco Oil and Gas International, Inc.		2,488	143,060
Arch Coal, Inc.		5,284	185,257
Atlas Energy, Inc.	*	2,578	113,355
ATP Oil & Gas Corp.	*†	685	11,467
Berry Petroleum Co., Class A	†	2,902	126,817
Blue Dolphin Energy Co.	*†	521	1,230
BP Prudhoe Bay Royalty Trust		1,105	139,827
BPZ Resources, Inc.	*†	4,003	19,054
Cabot Oil & Gas Corp.		4,548	172,142

		Shares	Value

Callon Petroleum Co.	*†	779	$4,612
Carrizo Oil & Gas, Inc.	*	1,800	62,082
Chesapeake Energy Corp.		24,112	624,742
Chevron Corp.		79,348	7,240,505
Cimarex Energy Co.		2,681	237,349
Clayton Williams Energy, Inc.	*	550	46,184
Comstock Resources, Inc.	*†	1,735	42,612
Concho Resources, Inc.	*†	3,943	345,683
ConocoPhillips		58,765	4,001,897
CONSOL Energy, Inc.		7,662	373,446
Contango Oil & Gas Co.	*†	902	52,253
Continental Resources, Inc.	*	3,671	216,038
Cross Timbers Royalty Trust		575	22,931
Crosstex Energy, Inc.		2,100	18,606
CVR Energy, Inc.	*	5,235	79,467
Delta Petroleum Corp.	*†	2,709	2,059
Denbury Resources, Inc.	*	16,015	305,726
Devon Energy Corp.		14,461	1,135,333
DHT Holdings, Inc. (Jersey, Channel Islands)		4,173	19,404
El Paso Corp.		25,233	347,206
EOG Resources, Inc.		8,525	779,270
EQT Corp.		5,288	237,114
Evergreen Energy, Inc.	*	416	270
EXCO Resources, Inc.		8,720	169,342
Exxon Mobil Corp.		203,127	14,852,646
Forest Oil Corp.	*†	3,820	145,045
Frontier Oil Corp.	*	4,576	82,414
FX Energy, Inc.	*	3,496	21,500
General Maritime Corp.	†	2,541	8,258
GMX Resources, Inc.	*†	1,297	7,159
Goodrich Petroleum Corp.	*†	1,566	27,624
Hess Corp.		10,275	786,449
Holly Corp.	†	1,972	80,398
Hugoton Royalty Trust		1,669	34,248
International Coal Group, Inc.	*	4,900	37,926
James River Coal Co.	*†	1,500	37,995
Marathon Oil Corp.		25,577	947,116
Massey Energy Co.		3,053	163,794
McMoRan Exploration Co.	*	2,961	50,752
Murphy Oil Corp.		5,804	432,688
Newfield Exploration Co.	*	5,246	378,289
Noble Energy, Inc.		4,966	427,473
Occidental Petroleum Corp.		32,179	3,156,760
Overseas Shipholding Group, Inc.		1,587	56,212
Patriot Coal Corp.	*	2,992	57,955
Peabody Energy Corp.		10,624	679,724
Penn Virginia Corp.	†	1,433	24,103
Petrohawk Energy Corp.	*	10,513	191,862
Petroleum Development Corp.	*†	1,250	52,763
Petroquest Energy, Inc.	*†	3,346	25,195
Pioneer Natural Resources Co.		5,801	503,643
Plains Exploration & Production Co.	*	5,227	167,996
QEP Resources, Inc.		7,412	269,130
Quicksilver Resources, Inc.	*†	3,960	58,370
Range Resources Corp.		5,516	248,110
Rentech, Inc.	*	49,300	60,146
Rosetta Resources, Inc.	*	3,400	127,976
SandRidge Energy, Inc.	*†	8,962	65,602
Ship Finance International Ltd. (Bermuda)		3,352	72,135
SM Energy Co.		2,262	133,300

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Southern Union Co.		3,367	$81,044
Southwestern Energy Co.	*	12,344	462,036
Spectra Energy Corp.		23,691	592,038
Stone Energy Corp.	*	1,208	26,926
Sunoco, Inc.		5,446	219,528
Swift Energy Co.	*†	1,142	44,709
Syntroleum Corp.	*	1,246	2,305
Teekay Corp. (Canada)	†	1,691	55,938
Tesoro Corp.	*	6,846	126,925
Ultra Petroleum Corp.	*†	7,839	374,469
USEC, Inc.	*	7,347	44,229
Vaalco Energy, Inc.	*	3,800	27,208
Valero Energy Corp.		22,004	508,733
Verenium Corp.	*	149	477
Warren Resources, Inc.	*	3,600	16,272
Western Refining, Inc.	*†	2,500	26,450
Whiting Petroleum Corp.	*	1,242	145,550
Williams Cos., Inc. (The)		24,207	598,397
World Fuel Services Corp.	†	1,920	69,427

			48,617,591

Paper & Forest Products—0.2%
Buckeye Technologies, Inc.	†	1,251	26,283
Clearwater Paper Corp.	*	462	36,175
Deltic Timber Corp.	†	724	40,790
Domtar Corp. (Canada)		1,388	105,377
International Paper Co.		14,370	391,439
Louisiana-Pacific Corp.	*†	4,396	41,586
MeadWestvaco Corp.		6,398	167,372
Neenah Paper, Inc.	†	652	12,831
P.H. Glatfelter Co.	†	1,740	21,350
Schweitzer-Mauduit International, Inc.	†	724	45,554
Wausau Paper Corp.	†	1,903	16,385

			905,142

Personal Products—0.2%
Alberto-Culver Co.		3,659	135,529
Avon Products, Inc.		14,351	417,040
Elizabeth Arden, Inc.	*†	1,017	23,401
Estee Lauder Cos., Inc. (The), Class A		3,747	302,383
Herbalife Ltd. (Cayman Islands)		848	57,978
Medifast, Inc.	*	734	21,198
Nu Skin Enterprises, Inc., Class A	†	3,018	91,325
USANA Health Sciences, Inc.	*	593	25,766

			1,074,620

Pharmaceuticals—4.8%
Abbott Laboratories		62,026	2,971,666
Adolor Corp.	*	1,927	2,332
Allergan, Inc.		12,063	828,366
AVANIR Pharmaceuticals, Inc., Class A	*†	42,996	175,424
Bristol-Myers Squibb Co.		69,135	1,830,695
Columbia Laboratories, Inc.	*	1,819	4,129
CPEX Pharmaceuticals, Inc.	*	71	1,739
Cypress Bioscience, Inc.	*	1,560	10,109
Durect Corp.	*	1,900	6,555
Eli Lilly & Co.		32,239	1,129,655
Emisphere Technologies, Inc.	*†	772	1,861

		Shares	Value

Endo Pharmaceuticals Holdings, Inc.	*	4,151	$148,232
Forest Laboratories, Inc.	*	9,208	294,472
Heska Corp.	*	446	2,213
Hi-Tech Pharmacal Co., Inc.	*†	862	21,507
Hospira, Inc.	*	6,367	354,578
Inspire Pharmaceuticals, Inc.	*†	1,369	11,500
Johnson & Johnson		111,963	6,924,912
King Pharmaceuticals, Inc.	*	10,009	140,626
KV Pharmaceutical Co., Class A	*†	2,179	5,556
Medicines Co. (The)	*	2,018	28,514
Medicis Pharmaceutical Corp., Class A		2,564	68,690
Merck & Co., Inc.		112,441	4,052,374
Mylan, Inc.	*	10,972	231,838
Nektar Therapeutics	*†	2,368	30,429
Optimer Pharmaceuticals, Inc.	*	2,592	29,316
Pain Therapeutics, Inc.	*	1,318	8,896
Par Pharmaceutical Cos., Inc.	*†	1,362	52,451
Perrigo Co.	†	3,119	197,526
Pfizer, Inc.		319,954	5,602,395
Pozen, Inc.	*	1,014	6,743
Questcor Pharmaceuticals, Inc.	*†	4,217	62,116
Salix Pharmaceuticals Ltd.	*†	2,346	110,168
SuperGen, Inc.	*	1,338	3,506
Viropharma, Inc.	*†	4,061	70,336
Vivus, Inc.	*†	1,630	15,273
Watson Pharmaceuticals, Inc.	*	4,630	239,139
XenoPort, Inc.	*	1,939	16,520

			25,692,357

Professional Services—0.3%
Administaff, Inc.	†	1,143	33,490
Advisory Board Co. (The)	*†	950	45,248
Barrett Business Services, Inc.	†	2,203	34,257
CDI Corp.	†	1,131	21,025
Corporate Executive Board Co. (The)	†	1,507	56,588
CoStar Group, Inc.	*†	770	44,321
CRA International, Inc.	*	986	23,181
Dun & Bradstreet Corp.		1,546	126,911
Equifax, Inc.		2,521	89,748
FTI Consulting, Inc.	*†	1,735	64,681
Heidrick & Struggles International, Inc.		865	24,782
Huron Consulting Group, Inc.	*†	988	26,133
IHS, Inc., Class A	*†	1,414	113,671
Kelly Services, Inc., Class A	*	1,173	22,052
Kforce, Inc.	*†	297	4,805
Korn/Ferry International	*†	1,624	37,531
Manpower, Inc.		3,593	225,497
Navigant Consulting, Inc.	*	2,313	21,280
On Assignment, Inc.	*	1,243	10,130
RCM Technologies, Inc.	*	1,593	7,392
Resources Connection, Inc.	†	2,060	38,295
Robert Half International, Inc.	†	3,922	120,013
School Specialty, Inc.	*	854	11,896
SFN Group, Inc.	*	2,689	26,245
Towers Watson & Co., Class A		1,600	83,296
TrueBlue, Inc.	*	2,485	44,705
Verisk Analytics, Inc., Class A	*	4,073	138,808
Volt Information Sciences, Inc.	*	1,249	10,804

			1,506,785

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Real Estate Investment Trusts (REITs)—2.6%
Acadia Realty Trust REIT	†	1,368	$24,952
Agree Realty Corp. REIT	†	814	21,319
Alexander’s, Inc. REIT	†	78	32,158
Alexandria Real Estate Equities, Inc. REIT	†	1,245	91,209
AMB Property Corp. REIT	†	6,265	198,663
American Campus Communities, Inc. REIT		5,751	182,652
Annaly Capital Management, Inc. REIT		22,691	406,623
Anworth Mortgage Asset Corp. REIT		18,790	131,530
Apartment Investment & Management Co., Class A REIT		5,659	146,229
Ashford Hospitality Trust, Inc. REIT	*	4,200	40,530
AvalonBay Communities, Inc. REIT	†	3,314	372,991
BioMed Realty Trust, Inc. REIT	†	6,210	115,816
Boston Properties, Inc. REIT		5,737	493,956
Brandywine Realty Trust REIT		6,105	71,123
BRE Properties, Inc. REIT	†	2,433	105,835
BRT Realty Trust REIT	*	421	3,027
Camden Property Trust REIT		2,058	111,091
Capital Trust, Inc., Class A REIT	*†	523	811
Capstead Mortgage Corp. REIT		2,400	30,216
CBL & Associates Properties, Inc. REIT	†	10,788	188,790
Cedar Shopping Centers, Inc. REIT	†	583	3,667
Chimera Investment Corp. REIT		26,811	110,193
Cohen & Co., Inc. REIT		421	1,827
Colonial Properties Trust REIT		1,962	35,414
CommonWealth REIT REIT		2,285	58,290
Corporate Office Properties Trust REIT		1,904	66,545
Cousins Properties, Inc. REIT		2,489	20,758
DCT Industrial Trust, Inc. REIT	†	6,576	34,919
Developers Diversified Realty Corp. REIT		5,227	73,648
DiamondRock Hospitality Co. REIT	*	4,047	48,564
Digital Realty Trust, Inc. REIT	†	6,935	357,430
Douglas Emmett, Inc. REIT	†	4,212	69,919
Duke Realty Corp. REIT		5,609	69,888
DuPont Fabros Technology, Inc. REIT	†	4,666	99,246
EastGroup Properties, Inc. REIT	†	1,538	65,088
Entertainment Properties Trust REIT	†	2,733	126,401
Equity Lifestyle Properties, Inc. REIT	†	1,140	63,760
Equity One, Inc. REIT		2,619	47,613
Equity Residential REIT		11,387	591,555
Essex Property Trust, Inc. REIT	†	807	92,176
Extra Space Storage, Inc. REIT	†	3,500	60,900
Federal Realty Investment Trust REIT		2,295	178,849
FelCor Lodging Trust, Inc. REIT	*†	3,135	22,070
First Industrial Realty Trust, Inc. REIT	*†	1,599	14,007
First Potomac Realty Trust REIT	†	1,628	27,383
Franklin Street Properties Corp. REIT	†	2,200	31,350
General Growth Properties, Inc. REIT		12,172	188,423

		Shares	Value

Getty Realty Corp. REIT	†	1,747	$54,646
Glimcher Realty Trust REIT	†	17,270	145,068
Gramercy Capital Corp. REIT	*†	2,182	5,040
Hatteras Financial Corp. REIT	†	1,935	58,572
HCP, Inc. REIT		13,391	492,655
Health Care REIT, Inc. REIT		3,657	174,219
Healthcare Realty Trust, Inc. REIT	†	1,881	39,821
Highwoods Properties, Inc. REIT	†	2,393	76,217
Home Properties, Inc. REIT	†	1,390	77,131
Hospitality Properties Trust REIT		2,923	67,346
Host Hotels & Resorts, Inc. REIT		21,796	389,495
Inland Real Estate Corp. REIT	†	2,302	20,258
Investors Real Estate Trust REIT		2,989	26,811
iStar Financial, Inc. REIT	*	4,331	33,868
Kilroy Realty Corp. REIT	†	1,316	47,995
Kimco Realty Corp. REIT		15,341	276,752
Kite Realty Group Trust REIT	†	2,654	14,358
LaSalle Hotel Properties REIT	†	1,561	41,210
Lexington Realty Trust REIT	†	1,570	12,482
Liberty Property Trust REIT	†	3,372	107,634
LTC Properties, Inc. REIT	†	2,385	66,971
Macerich Co. (The) REIT		5,275	249,877
Mack-Cali Realty Corp. REIT		2,488	82,253
Medical Properties Trust, Inc. REIT	†	11,530	124,870
MFA Financial, Inc. REIT		10,801	88,136
Mid-America Apartment Communities, Inc. REIT	†	1,240	78,728
Mission West Properties, Inc. REIT		1,417	9,480
Monmouth Real Estate Investment Corp., Class A REIT		3,275	27,837
MPG Office Trust, Inc. REIT	*†	1,199	3,297
National Health Investors, Inc. REIT	†	979	44,075
National Retail Properties, Inc. REIT	†	2,356	62,434
Nationwide Health Properties, Inc. REIT		5,873	213,660
Newcastle Investment Corp. REIT	*	754	5,052
NorthStar Realty Finance Corp. REIT	†	4,388	20,843
Omega Healthcare Investors, Inc. REIT	†	4,100	92,004
Parkway Properties, Inc. REIT	†	986	17,275
Pennsylvania Real Estate Investment Trust REIT	†	1,510	21,940
Plum Creek Timber Co., Inc. REIT	†	7,429	278,216
PMC Commercial Trust REIT		865	7,335
Post Properties, Inc. REIT		2,078	75,431
Potlatch Corp. REIT	†	1,618	52,666
ProLogis REIT	†	18,290	264,108
PS Business Parks, Inc. REIT		599	33,376
Public Storage REIT		6,057	614,301
RAIT Financial Trust REIT	*	991	2,170
Ramco-Gershenson Properties Trust REIT		1,275	15,874
Rayonier, Inc. REIT		3,336	175,207
Realty Income Corp. REIT	†	4,138	141,520

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Redwood Trust, Inc. REIT		1,008	$15,049
Regency Centers Corp. REIT	†	2,745	115,949
Sabra Healthcare REIT, Inc. REIT	†	694	12,770
Saul Centers, Inc. REIT		987	46,734
Senior Housing Properties Trust REIT		3,680	80,739
Simon Property Group, Inc. REIT		11,699	1,163,934
SL Green Realty Corp. REIT	†	3,603	243,239
Sovran Self Storage, Inc. REIT		1,269	46,712
Strategic Hotels & Resorts, Inc. REIT	*	22,977	121,548
Sun Communities, Inc. REIT		1,061	35,342
Sunstone Hotel Investors, Inc. REIT	*	2,559	26,434
Tanger Factory Outlet Centers, Inc. REIT		1,221	62,503
Taubman Centers, Inc. REIT		2,083	105,150
UDR, Inc. REIT		6,077	142,931
Universal Health Realty Income Trust REIT		1,333	48,694
U-Store-It Trust REIT	†	3,600	34,308
Ventas, Inc. REIT		7,875	413,280
Vornado Realty Trust REIT		7,702	641,808
Walter Investment Management Corp. REIT		598	10,728
Washington Real Estate Investment Trust REIT	†	1,834	56,836
Weingarten Realty Investors REIT	†	3,474	82,542
Weyerhaeuser Co. REIT		16,471	311,796

			14,178,944

Real Estate Management & Development—0.2%
Altisource Portfolio Solutions SA (Luxembourg)	*	1,119	32,126
Brookfield Properties Corp.		15,325	268,647
CB Richard Ellis Group, Inc., Class A	*	6,900	141,312
Forest City Enterprises, Inc., Class A	*†	9,240	154,216
Forestar Group, Inc.	*†	1,502	28,989
Grubb & Ellis Co.	*†	652	828
Jones Lang LaSalle, Inc.		1,311	110,019
St. Joe Co. (The)	*†	3,582	78,267
Tejon Ranch Co.	*†	858	23,638

			838,042

Road & Rail—0.8%
Amerco, Inc.	*†	805	77,312
Arkansas Best Corp.	†	903	24,760
Avis Budget Group, Inc.	*	4,424	68,838
Con-way, Inc.		2,160	78,991
CSX Corp.		11,917	769,957
Dollar Thrifty Automotive Group, Inc.	*	1,057	49,954
Genesee & Wyoming, Inc., Class A	*	1,576	83,449
Heartland Express, Inc.	†	4,220	67,604
J.B. Hunt Transport Services, Inc.		1,317	53,747

		Shares	Value

Kansas City Southern	*†	4,745	$227,096
Knight Transportation, Inc.	†	3,879	73,701
Landstar System, Inc.		2,256	92,361
Norfolk Southern Corp.		13,832	868,926
Old Dominion Freight Line, Inc.	*†	2,674	85,541
PAM Transportation Services, Inc.	*	338	3,792
Ryder System, Inc.		2,660	140,022
Saia, Inc.	*†	1,662	27,573
Union Pacific Corp.		17,538	1,625,071
Werner Enterprises, Inc.	†	2,915	65,879
YRC Worldwide, Inc.	*†	91	339

			4,484,913

Semiconductors & Semiconductor Equipment—2.7%
Advanced Energy Industries, Inc.	*†	1,428	19,478
Advanced Micro Devices, Inc.	*†	21,447	175,436
Aetrium, Inc.	*	614	1,431
Altera Corp.		9,504	338,152
Amkor Technology, Inc.	*†	7,211	53,289
Anadigics, Inc.	*†	957	6,632
Analog Devices, Inc.		7,450	280,642
Applied Materials, Inc.		43,119	605,822
Applied Micro Circuits Corp.	*	3,186	34,027
Atheros Communications, Inc.	*†	2,700	96,984
Atmel Corp.	*	18,733	230,791
ATMI, Inc.	*†	1,559	31,086
Axcelis Technologies, Inc.	*	4,095	14,169
AXT, Inc.	*	946	9,876
Broadcom Corp., Class A		18,226	793,742
Brooks Automation, Inc.	*	3,103	28,144
Cabot Microelectronics Corp.	*†	1,049	43,481
Ceva, Inc.	*	692	14,186
Cirrus Logic, Inc.	*†	2,946	47,077
Cohu, Inc.		859	14,242
Conexant Systems, Inc.	*	2,046	3,335
Cree, Inc.	*†	3,097	204,061
Cymer, Inc.	*†	1,498	67,515
Cypress Semiconductor Corp.	*	4,876	90,596
Diodes, Inc.	*	2,400	64,776
DSP Group, Inc.	*†	1,194	9,719
Energy Conversion Devices, Inc.	*†	781	3,593
Entegris, Inc.	*†	5,738	42,863
Evergreen Solar, Inc.	*†	6,400	3,731
Exar Corp.	*†	1,758	12,271
Fairchild Semiconductor International, Inc.	*†	4,903	76,536
FEI Co.	*	1,368	36,129
First Solar, Inc.	*†	2,540	330,556
Formfactor, Inc.	*	1,417	12,583
FSI International, Inc.	*†	1,479	6,537
Integrated Device Technology, Inc.	*	8,168	54,399
Integrated Silicon Solution, Inc.	*†	1,269	10,190
Intel Corp.		224,794	4,727,418
International Rectifier Corp.	*	2,631	78,114
Intersil Corp., Class A		5,757	87,909
IXYS Corp.	*	1,329	15,443
KLA-Tencor Corp.		4,441	171,600
Kopin Corp.	*	2,431	10,113
Kulicke & Soffa Industries, Inc.	*†	2,008	14,458

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Lam Research Corp.	*†	2,890	$149,644
Lattice Semiconductor Corp.	*†	4,395	26,634
Linear Technology Corp.	†	5,243	181,355
LSI Corp.	*	30,700	183,893
LTX-Credence Corp.	*	1,358	10,049
Marvell Technology Group Ltd. (Bermuda)	*	18,500	343,175
Mattson Technology, Inc.	*†	1,760	5,280
Maxim Integrated Products, Inc.	†	9,781	231,027
MEMC Electronic Materials, Inc.	*	8,113	91,352
Micrel, Inc.	†	3,731	48,466
Microchip Technology, Inc.	†	3,565	121,959
Micron Technology, Inc.	*	35,271	282,873
Microsemi Corp.	*†	2,474	56,655
Mindspeed Technologies, Inc.	*†	801	4,886
MIPS Technologies, Inc.	*†	2,228	33,776
MKS Instruments, Inc.	*†	2,455	60,123
MoSys, Inc.	*	1,251	7,118
National Semiconductor Corp.		10,460	143,930
Netlogic Microsystems, Inc.	*†	2,136	67,092
Novellus Systems, Inc.	*	2,876	92,952
NVE Corp.	*	348	20,125
NVIDIA Corp.	*	20,184	310,834
Omnivision Technologies, Inc.	*	2,354	69,702
ON Semiconductor Corp.	*†	10,008	98,879
PDF Solutions, Inc.	*†	974	4,695
Pericom Semiconductor Corp.	*†	1,023	11,233
Photronics, Inc.	*†	1,388	8,203
PLX Technology, Inc.	*	1,050	3,791
PMC—Sierra, Inc.	*	7,045	60,517
Power Integrations, Inc.	†	1,952	78,353
QuickLogic Corp.	*†	1,050	6,689
Rambus, Inc.	*	4,071	83,374
Ramtron International Corp.	*	1,920	6,470
RF Micro Devices, Inc.	*†	8,143	59,851
Rudolph Technologies, Inc.	*	1,247	10,263
Semtech Corp.	*	2,970	67,241
Sigma Designs, Inc.	*	1,320	18,704
Silicon Image, Inc.	*	2,948	21,668
Silicon Laboratories, Inc.	*†	2,124	97,747
Skyworks Solutions, Inc.	*†	5,822	166,684
Spire Corp.	*	2,500	13,025
Standard Microsystems Corp.	*†	806	23,237
SunPower Corp., Class A	*†	2,322	29,791
Tech/Ops Sevcon, Inc.	*	719	5,155
Tegal Corp.	*	312	156
Teradyne, Inc.	*†	7,938	111,450
Tessera Technologies, Inc.	*	1,560	34,554
Texas Instruments, Inc.		46,326	1,505,595
Transwitch Corp.	*†	429	922
Trident Microsystems, Inc.	*	3,018	5,372
TriQuint Semiconductor, Inc.	*†	4,918	57,491
Ultratech, Inc.	*	971	19,303
Varian Semiconductor Equipment Associates, Inc.	*	3,367	124,478
Veeco Instruments, Inc.	*†	1,294	55,590
Xilinx, Inc.		6,637	192,340
Zoran Corp.	*	1,650	14,520

			14,513,373

		Shares	Value

Software—4.0%
ACI Worldwide, Inc.	*	1,298	$34,877
Activision Blizzard, Inc.		23,814	296,246
Actuate Corp.	*	2,084	11,879
Adobe Systems, Inc.	*	20,400	627,912
Advent Software, Inc.	*	1,451	84,042
American Software, Inc., Class A		1,950	13,202
ANSYS, Inc.	*	2,396	124,760
Ariba, Inc.	*†	2,075	48,742
Authentidate Holding Corp.	*	1,023	455
Autodesk, Inc.	*	9,258	353,656
Blackbaud, Inc.	†	2,650	68,635
Blackboard, Inc.	*†	1,400	57,820
BMC Software, Inc.	*	2,708	127,655
CA, Inc.		11,593	283,333
Cadence Design Systems, Inc.	*†	10,745	88,754
Callidus Software, Inc.	*	172	867
Citrix Systems, Inc.	*	7,990	546,596
Compuware Corp.	*†	7,505	87,583
Concur Technologies, Inc.	*†	2,083	108,170
Datawatch Corp.	*	3,500	12,075
Ebix, Inc.	*	2,802	66,323
Electronic Arts, Inc.	*	12,060	197,543
Epicor Software Corp.	*	1,693	17,099
EPIQ Systems, Inc.		1,087	14,925
ePresence, Inc.	*‡d	1,173	—
Evolving Systems, Inc.		527	4,385
Factset Research Systems, Inc.	†	1,490	139,702
Fair Isaac Corp.	†	3,039	71,021
FalconStor Software, Inc.	*	1,373	4,600
Informatica Corp.	*†	3,171	139,619
Interactive Intelligence, Inc.	*	950	24,852
Intuit, Inc.	*	8,244	406,429
JDA Software Group, Inc.	*	1,256	35,168
Kenexa Corp.	*†	1,681	36,629
Lawson Software, Inc.	*†	8,700	80,475
Magma Design Automation, Inc.	*	1,429	7,159
Manhattan Associates, Inc.	*	1,346	41,107
McAfee, Inc.	*	3,912	181,165
Mentor Graphics Corp.	*	2,745	32,940
MICROS Systems, Inc.	*	3,428	150,352
Microsoft Corp.		321,531	8,977,146
MicroStrategy, Inc., Class A	*	513	43,846
Netscout Systems, Inc.	*	1,250	28,763
Novell, Inc.	*	15,492	91,713
Nuance Communications, Inc.	*†	4,541	82,555
Oracle Corp.		147,525	4,617,532
Parametric Technology Corp.	*	4,423	99,650
Pegasystems, Inc.	†	2,141	78,425
Progress Software Corp.	*	1,322	55,947
QAD, Inc., Class A	*†	544	4,950
QAD, Inc., ClassB	*†	136	1,352
Quest Software, Inc.	*	3,847	106,716
Radiant Systems, Inc.	*†	1,019	19,942
Red Hat, Inc.	*	7,251	331,008
Renaissance Learning, Inc.	†	1,353	16,020
Rovi Corp.	*†	3,817	236,692
S1 Corp.	*	2,636	18,188
Salesforce.com, Inc.	*	3,783	499,356
Scientific Learning Corp.	*	3,145	9,561
Solera Holdings, Inc.		1,099	56,401
Sonic Foundry, Inc.	*	120	1,667

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Sonic Solutions, Inc.	*	889	$13,335
Symantec Corp.	*	34,469	577,011
Synopsys, Inc.	*	6,501	174,942
Take-Two Interactive Software, Inc.	*†	2,643	32,350
TeleCommunication Systems, Inc., Class A	*†	1,200	5,604
THQ, Inc.	*†	2,914	17,659
TIBCO Software, Inc.	*	8,337	164,322
TiVo, Inc.	*†	2,696	23,266
Tyler Technologies, Inc.	*†	1,886	39,153
Ultimate Software Group, Inc.	*†	1,242	60,398
VASCO Data Security International, Inc.	*	3,804	30,927
Versant Corp.	*	330	3,897
VMware, Inc., Class A	*†	2,774	246,636
Websense, Inc.	*†	1,958	39,650

			21,435,332

Specialty Retail—2.1%
A.C. Moore Arts & Crafts, Inc.	*	876	2,207
Aaron’s, Inc.	†	2,908	59,294
Abercrombie & Fitch Co., Class A		3,072	177,039
Advance Auto Parts, Inc.		1,752	115,895
Aeropostale, Inc.	*†	2,075	51,128
American Eagle Outfitters, Inc.		3,552	51,966
America’s Car-Mart, Inc.	*	354	9,586
AnnTaylor Stores Corp.	*†	2,733	74,857
Asbury Automotive Group, Inc.	*	1,342	24,800
AutoNation, Inc.	*†	5,363	151,237
AutoZone, Inc.	*	1,769	482,212
Barnes & Noble, Inc.	†	828	11,716
Bebe Stores, Inc.		790	4,708
Bed Bath & Beyond, Inc.	*	6,586	323,702
Best Buy Co., Inc.		12,626	432,946
Big 5 Sporting Goods Corp.	†	1,071	16,354
Borders Group, Inc.	*†	3,342	3,008
Brown Shoe Co., Inc.	†	1,791	24,949
Buckle, Inc. (The)		1,236	46,684
CarMax, Inc.	*	8,516	271,490
Casual Male Retail Group, Inc.	*†	1,930	9,148
Cato Corp. (The), Class A	†	1,761	48,269
Charming Shoppes, Inc.	*	3,138	11,140
Chico’s FAS, Inc.		7,236	87,049
Children’s Place Retail Stores, Inc. (The)	*†	1,144	56,788
Christopher & Banks Corp.	†	1,528	9,397
Coldwater Creek, Inc.	*	1,528	4,844
Collective Brands, Inc.	*	2,964	62,540
Cost Plus, Inc.	*	1,014	9,836
Destination Maternity Corp.	*†	600	22,758
Dick’s Sporting Goods, Inc.	*†	2,480	93,000
Dress Barn, Inc. (The)	*†	2,597	68,613
Finish Line, Inc. (The), Class A		1,917	32,953
Foot Locker, Inc.		5,840	114,581
GameStop Corp., Class A	*†	4,410	100,901
Gap, Inc. (The)		18,037	399,339
Genesco, Inc.	*†	921	34,528
Group 1 Automotive, Inc.	†	1,068	44,600
Guess?, Inc.	†	3,548	167,891
Haverty Furniture Cos., Inc.		1,111	14,421
Hibbett Sports, Inc.	*†	1,396	51,512

		Shares	Value

Home Depot, Inc.		62,266	$2,183,046
Hot Topic, Inc.	†	1,824	11,436
J. Crew Group, Inc.	*	2,206	95,167
Jo-Ann Stores, Inc.	*	1,266	76,239
JOS A. Bank Clothiers, Inc.	*†	865	34,877
Kirkland’s, Inc.	*	833	11,687
Limited Brands, Inc.		10,407	319,807
Lithia Motors, Inc., Class A	†	862	12,318
Lowe’s Cos., Inc.		51,511	1,291,896
MarineMax, Inc.	*†	800	7,480
Men’s Wearhouse, Inc. (The)	†	2,437	60,876
Midas, Inc.	*	1,277	10,356
Monro Muffler Brake, Inc.	†	1,487	51,418
Office Depot, Inc.	*†	11,792	63,677
OfficeMax, Inc.	*	3,587	63,490
O’Reilly Automotive, Inc.	*	5,478	330,981
Pacific Sunwear of California, Inc.	*†	3,025	16,395
Penske Automotive Group, Inc.	*	1,654	28,813
Pep Boys-Manny, Moe & Jack (The)	†	2,200	29,546
PetSmart, Inc.	†	5,983	238,243
Pier 1 Imports, Inc.	*†	3,712	38,976
RadioShack Corp.		2,569	47,501
Rent-A-Center, Inc.		3,377	109,010
Ross Stores, Inc.		4,200	265,650
Sally Beauty Holdings, Inc.	*†	3,659	53,165
Select Comfort Corp.	*	2,104	19,210
Signet Jewelers Ltd. (Bermuda)	*†	3,344	145,130
Sonic Automotive, Inc., Class A		1,649	21,833
Stage Stores, Inc.	†	2,236	38,772
Staples, Inc.		22,960	522,799
Stein Mart, Inc.		1,261	11,664
Systemax, Inc.	*	1,358	19,148
Talbots, Inc.	*†	375	3,195
Tiffany & Co.	†	3,221	200,572
TJX Cos., Inc.		15,345	681,165
Tractor Supply Co.	†	3,098	150,222
Trans World Entertainment Corp.	*	1,932	3,284
Urban Outfitters, Inc.	*†	5,012	179,480
West Marine, Inc.	*	803	8,496
Wet Seal, Inc. (The), Class A	*†	1,246	4,610
Williams-Sonoma, Inc.	†	3,877	138,370
Zale Corp.	*†	2,300	9,798

			11,389,684

Textiles, Apparel & Luxury Goods—0.7%
Carter’s, Inc.	*†	1,476	43,557
Charles & Colvard Ltd.	*†	1,843	5,566
Cherokee, Inc.	†	994	18,697
Coach, Inc.		11,668	645,357
Columbia Sportswear Co.	†	652	39,316
CROCS, Inc.	*	3,600	61,632
Culp, Inc.	*	888	9,200
Deckers Outdoor Corp.	*	1,935	154,297
Fossil, Inc.	*	3,154	222,294
Hallwood Group, Inc.	*	100	2,650
Hanesbrands, Inc.	*	4,099	104,115
Iconix Brand Group, Inc.	*	2,737	52,851
Jones Group, Inc. (The)		4,641	72,121
Kenneth Cole Productions, Inc., Class A	*†	956	11,940
K-Swiss, Inc., Class A	*†	1,476	18,406

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Liz Claiborne, Inc.	*†	4,930	$35,299
Movado Group, Inc.	*†	1,678	27,083
NIKE, Inc., ClassB		13,686	1,169,058
Oxford Industries, Inc.	†	936	23,971
Phillips-Van Heusen Corp.	†	1,267	79,834
Polo Ralph Lauren Corp.		2,143	237,701
Quiksilver, Inc.	*	4,288	21,740
Skechers U.S.A., Inc., Class A	*†	1,935	38,700
Steven Madden Ltd.	*†	1,126	46,977
Timberland Co. (The), Class A	*†	2,970	73,032
Under Armour, Inc., Class A	*†	1,937	106,225
Unifi, Inc.	*	876	14,831
V.F. Corp.	†	3,785	326,191
Warnaco Group, Inc. (The)	*†	1,527	84,092
Wolverine World Wide, Inc.	†	2,589	82,537

			3,829,270

Thrifts & Mortgage Finance—0.2%
Anchor Bancorp Wisconsin, Inc.	*†	1,411	1,693
Astoria Financial Corp.	†	3,465	48,198
Bank Mutual Corp.		3,756	17,954
BankAtlantic Bancorp, Inc., Class A	*†	3,192	3,671
Beneficial Mutual Bancorp, Inc.	*	969	8,556
Brookline Bancorp, Inc.	†	3,765	40,850
Capitol Federal Financial, Inc.		4,788	57,022
CFS Bancorp, Inc.		1,873	9,796
Dime Community Bancshares, Inc.	†	1,638	23,898
Doral Financial Corp. (Puerto Rico)	*	221	305
Federal Home Loan Mortgage Corp.	*	25,235	7,692
Federal National Mortgage Association	*	37,770	11,331
First Niagara Financial Group, Inc.	†	4,974	69,537
Flagstar Bancorp, Inc.	*	211	344
Hudson City Bancorp, Inc.		14,470	184,348
MGIC Investment Corp.	*†	4,084	41,616
NASB Financial, Inc.		528	8,849
New York Community Bancorp, Inc.	†	12,640	238,264
NewAlliance Bancshares, Inc.		4,600	68,908
Northwest Bancshares, Inc.		4,608	54,190
Ocwen Financial Corp.	*†	3,358	32,035
Parkvale Financial Corp.		616	5,593
People’s United Financial, Inc.		9,716	136,121
PMI Group, Inc. (The)	*	3,929	12,966
Provident Financial Services, Inc.	†	943	14,268
Provident New York Bancorp	†	3,670	38,498
Radian Group, Inc.		3,844	31,021
Riverview Bancorp, Inc.	*	2,600	7,046
TFS Financial Corp.	†	3,398	30,650
Tree.com, Inc.	*	314	2,964
Triad Guaranty, Inc.	*	692	166
Trustco Bank Corp.		3,435	21,778
United Western Bancorp, Inc.	*	973	282
Washington Federal, Inc.	†	3,379	57,173
Westfield Financial, Inc.	†	4,068	37,629

			1,325,212

		Shares	Value

Tobacco—1.3%
Alliance One International, Inc.	*†	2,000	$8,480
Altria Group, Inc.		79,502	1,957,339
Lorillard, Inc.		5,710	468,563
Philip Morris International, Inc.		69,689	4,078,897
Reynolds American, Inc.		14,043	458,083
Universal Corp.	†	1,078	43,875
Vector Group Ltd.	†	2,764	47,872

			7,063,109

Trading Companies & Distributors—0.2%
Applied Industrial Technologies, Inc.	†	2,056	66,779
Beacon Roofing Supply, Inc.	*	2,570	45,926
Fastenal Co.	†	5,638	337,773
GATX Corp.	†	1,766	62,304
H&E Equipment Services, Inc.	*†	1,600	18,512
Interline Brands, Inc.	*†	982	22,360
MSC Industrial Direct Co., Class A		1,782	115,278
United Rentals, Inc.	*†	2,798	63,654
W.W. Grainger, Inc.		2,817	389,056
Watsco, Inc.	†	553	34,883
WESCO International, Inc.	*†	1,550	81,840
Willis Lease Finance Corp.	*	1,234	16,079

			1,254,444

Water Utilities—0.1%
American States Water Co.	†	1,261	43,467
American Water Works Co., Inc.		2,266	57,307
Aqua America, Inc.	†	4,329	97,316
California Water Service Group		965	35,965
Connecticut Water Service, Inc.		500	13,940
SJW Corp.	†	1,010	26,735

			274,730

Wireless Telecommunication Services—0.5%
American Tower Corp., Class A	*	15,561	803,570
Crown Castle International Corp.	*	14,288	626,243
Leap Wireless International, Inc.	*†	3,300	40,458
MetroPCS Communications, Inc.	*	7,134	90,102
NII Holdings, Inc.	*	5,995	267,737
NTELOS Holdings Corp.	†	2,700	51,435
SBA Communications Corp., Class A	*†	4,064	166,380
Shenandoah Telecommunications Co.	†	1,200	22,476
Sprint Nextel Corp.	*	88,755	375,434
Telephone & Data Systems, Inc.		3,518	128,583
United States Cellular Corp.	*	680	33,959

			2,606,377

TOTAL COMMON STOCKS
(Cost $382,053,951)			532,383,081

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Broad Market Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—0.0%
Insurance—0.0%
GAMCO Investors, Inc.
0.000%	12/31/2015
(Cost $1,406)			$1,786	$1,406

U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.135%	03/24/2011
(Cost $409,874)		‡‡	410,000	409,904

			Shares	Value
RIGHTS—0.0%
Biotechnology—0.0%
Ligand Pharmaceuticals, Inc., Expires 12/31/2011		*‡d	572	—

Pharmaceuticals—0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc. (Germany), Expires 06/30/2011		*	1,756	70

Textiles, Apparel & Luxury Goods—0.0%
Mossimo, Inc.		*‡d	2,806	—

TOTAL RIGHTS
(Cost $—)				70

WARRANTS—0.0%
Diversified Financial Services—0.0%
Pegasus Wireless Corp.
(Cost $—)		*‡d	540	—

CASH EQUIVALENTS—9.4%
Institutional Money Market Funds—9.4%
Dreyfus Institutional Cash Advantage Fund, 0.18%		¥††	7,000,000	7,000,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.25%			¥4,680,638	4,680,638
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.25%		¥††	10,806,463	10,806,463

		Shares	Value

Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.23%	¥††	7,000,000	$7,000,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.19%	¥††	7,000,000	7,000,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.21%	¥††	7,000,000	7,000,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.20%	¥††	7,000,000	7,000,000

TOTAL CASH EQUIVALENTS
(Cost $50,487,101)			50,487,101

TOTAL INVESTMENTS—108.5%
(Cost $432,952,332)			583,281,562
Other assets less liabilities—(8.5%)			(45,579,302)

NET ASSETS—100.0%			$537,702,260

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
d	Security has no market value at December 31, 2010.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2010

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—97.8%
Aerospace & Defense—1.2%
AAR Corp.	*†	6,089	$167,265
Aerovironment, Inc.	*	10,288	276,027
Alliant Techsystems, Inc.	*	3,686	274,349
American Science & Engineering, Inc.		1,020	86,935
Applied Signal Technology, Inc.		6,983	264,586
Astronics Corp.	*†	716	15,036
Astronics Corp., Class B	*	179	4,027
BE Aerospace, Inc.	*	14,978	554,635
Ceradyne, Inc.	*†	2,334	73,591
Cubic Corp.		1,262	59,503
Curtiss-Wright Corp.		8,014	266,065
DigitalGlobe, Inc.	*†	6,919	219,401
Ducommun, Inc.	†	6,327	137,802
Esterline Technologies Corp.	*	2,519	172,778
GenCorp, Inc.	*	9,188	47,502
GeoEye, Inc.	*†	5,933	251,500
HEICO Corp., Class A		3,096	115,543
Herley Industries, Inc.	*†	1,550	26,846
Hexcel Corp.	*†	8,244	149,134
Innovative Solutions & Support, Inc.	*	3,094	17,543
Kratos Defense & Security Solutions, Inc.	*	1,442	18,991
Ladish Co., Inc.	*	2,037	99,019
Moog, Inc., Class A	*†	3,870	154,026
National Presto Industries, Inc.	†	656	85,287
Orbital Sciences Corp.	*†	12,728	218,031
Spirit Aerosystems Holdings, Inc., Class A	*	6,992	145,503
Taser International, Inc.	*†	6,942	32,627
Teledyne Technologies, Inc.	*	2,702	118,807
TransDigm Group, Inc.	*	9,682	697,201
Triumph Group, Inc.	†	2,080	185,973

			4,935,533

Air Freight & Logistics—0.2%
Air T, Inc.		1,301	12,633
Air Transport Services Group, Inc.	*	25,035	197,776
Atlas Air Worldwide Holdings, Inc.	*	3,284	183,346
Dynamex, Inc.	*	3,280	81,213
Forward Air Corp.	†	2,629	74,611
HUB Group, Inc., Class A	*	4,278	150,329
Pacer International, Inc.	*†	3,711	25,383
UTi Worldwide, Inc. (Virgin Islands, British)		8,709	184,631

			909,922

Airlines—1.0%
AirTran Holdings, Inc.	*†	40,741	301,076
Alaska Air Group, Inc.	*	3,394	192,406
Allegiant Travel Co.	†	2,296	113,055
AMR Corp.	*	35,177	274,029
Delta Air Lines, Inc.	*	107,004	1,348,250
JetBlue Airways Corp.	*†	23,246	153,656
Pinnacle Airlines Corp.	*†	7,190	56,801
Republic Airways Holdings, Inc.	*	8,496	62,191
Skywest, Inc.	†	5,070	79,193
United Continental Holdings, Inc.	*†	44,083	1,050,057

		Shares	Value

US Airways Group, Inc.	*	21,375	$213,964

			3,844,678

Auto Components—1.1%
American Axle & Manufacturing Holdings, Inc.	*	11,994	154,243
Amerigon, Inc.	*†	3,475	37,808
BorgWarner, Inc.	*†	15,276	1,105,371
Cooper Tire & Rubber Co.	†	3,864	91,113
Dana Holding Corp.	*	32,442	558,327
Drew Industries, Inc.	†	1,570	35,670
Exide Technologies	*†	11,062	104,093
Federal-Mogul Corp.	*	14,982	309,378
Fuel Systems Solutions, Inc.	*	2,117	62,197
Gentex Corp.		25,302	747,927
Modine Manufacturing Co.	*†	5,469	84,770
Quantum Fuel Systems Technologies Worldwide, Inc.	*	11,052	4,973
Shiloh Industries, Inc.		5,043	60,264
Spartan Motors, Inc.	†	6,140	37,393
Standard Motor Products, Inc.		2,540	34,798
Strattec Security Corp.		502	16,732
Superior Industries International, Inc.	†	2,013	42,716
Tenneco, Inc.	*†	7,324	301,456
TRW Automotive Holdings Corp.	*	13,958	735,587

			4,524,816

Automobiles—0.8%
General Motors Co.	*	77,293	2,849,020
Tesla Motors, Inc.	*	3,498	93,152
Thor Industries, Inc.	†	3,595	122,086
Winnebago Industries, Inc.	*	4,493	68,294

			3,132,552

Beverages—0.3%
Boston Beer Co., Inc., Class A	*†	1,904	181,051
Central European Distribution Corp. (Poland)	*	8,945	204,841
Coca-Cola Bottling Co. Consolidated	†	437	24,288
Hansen Natural Corp.	*	11,945	624,485
Jones Soda Co.	*†	36,928	43,575
National Beverage Corp.	†	766	10,065

			1,088,305

Biotechnology—2.7%
Aastrom Biosciences, Inc.	*†	411	1,052
Acorda Therapeutics, Inc.	*	4,218	114,983
Alexion Pharmaceuticals, Inc.	*†	11,579	932,689
Alkermes, Inc.	*	8,728	107,180
Allos Therapeutics, Inc.	*	11,678	53,836
Alnylam Pharmaceuticals, Inc.	*	5,353	52,781
AMAG Pharmaceuticals, Inc.	*	3,480	62,988
Amylin Pharmaceuticals, Inc.	*†	24,125	354,879
Anadys Pharmaceuticals, Inc.	*	1,662	2,360
Antigenics, Inc.	*	9,214	9,214
ARCA Biopharma, Inc.	*	436	1,382
Arena Pharmaceuticals, Inc.	*†	8,294	14,266
Ariad Pharmaceuticals, Inc.	*	31,682	161,578
Arqule, Inc.	*	4,724	27,730
Array Biopharma, Inc.	*	4,170	12,468
AVI BioPharma, Inc.	*†	40,495	85,849

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Avigen, Inc. (Escrow Shares)	*‡d	3,880	$—
BioCryst Pharmaceuticals, Inc.	*†	21,994	113,709
BioMarin Pharmaceutical, Inc.	*†	15,186	408,959
Biosante Pharmaceuticals, Inc.	*	1,867	3,062
Capstone Therapeutics Corp.	*	1,517	880
Celera Corp.	*†	10,172	64,084
Cell Therapeutics, Inc.	*	186,455	68,056
Celldex Therapeutics, Inc.	*†	10,060	41,447
Cepheid, Inc.	*†	5,995	136,386
Clinical Data, Inc.	*†	1,998	31,788
Codexis, Inc.	*	559	5,925
Cubist Pharmaceuticals, Inc.	*†	6,923	148,152
Cytokinetics, Inc.	*†	59,758	124,894
CytRx Corp.	*	60,806	61,414
Dendreon Corp.	*	20,379	711,635
Discovery Laboratories, Inc.	*	686	2,286
Dyax Corp.	*	9,610	20,565
Emergent Biosolutions, Inc.	*	2,525	59,237
Entremed, Inc.	*†	126	641
Enzon Pharmaceuticals, Inc.	*†	5,036	61,288
EPIX Pharmaceuticals, Inc.	*	3,320	11
Exact Sciences Corp.	*†	7,997	47,822
Exelixis, Inc.	*†	25,334	207,992
Genomic Health, Inc.	*†	4,026	86,116
Geron Corp.	*†	13,092	67,686
GTx, Inc.	*†	4,210	11,157
Halozyme Therapeutics, Inc.	*	14,584	115,505
Hemispherx Biopharma, Inc.	*†	54,952	26,965
Human Genome Sciences, Inc.	*	27,026	645,651
Idenix Pharmaceuticals, Inc.	*†	3,110	15,674
Idera Pharmaceuticals, Inc.	*	1,932	5,545
Immunogen, Inc.	*†	7,889	73,052
Immunomedics, Inc.	*†	9,692	34,697
Incyte Corp. Ltd.	*†	25,132	416,186
InterMune, Inc.	*	7,345	267,358
Isis Pharmaceuticals, Inc.	*†	11,993	121,369
Keryx Biopharmaceuticals, Inc.	*	15,122	69,259
Lexicon Pharmaceuticals, Inc.	*†	20,111	28,960
Ligand Pharmaceuticals, Inc., Class B	*	1,582	14,111
MannKind Corp.	*†	14,906	120,142
Marina Biotech, Inc.	*†	836	1,313
Martek Biosciences Corp.	*	3,591	112,398
Maxygen, Inc.		2,991	11,755
MediciNova, Inc.	*	345	1,659
Medivation, Inc.	*	3,832	58,131
Metabolix, Inc.	*†	3,165	38,518
Momenta Pharmaceuticals, Inc.	*†	4,221	63,188
Myrexis, Inc.	*	10,114	42,074
Myriad Genetics, Inc.	*	13,347	304,846
Nabi Biopharmaceuticals	*	6,806	39,407
Neurobiological Technologies, Inc.	*	448	43
Neurocrine Biosciences, Inc.	*	8,240	62,954
Novavax, Inc.	*†	21,148	51,390
NPS Pharmaceuticals, Inc.	*	9,432	74,513
Onyx Pharmaceuticals, Inc.	*	11,034	406,824
Osiris Therapeutics, Inc.	*	2,984	23,245
PDL BioPharma, Inc.	†	25,942	161,619
Peregrine Pharmaceuticals, Inc.	*†	14,427	33,182
Pharmasset, Inc.	*	3,318	144,034
Poniard Pharmaceuticals, Inc.	*	3,696	1,922

		Shares	Value

Progenics Pharmaceuticals, Inc.	*†	2,623	$14,322
Regeneron Pharmaceuticals, Inc.	*	9,797	321,636
Repligen Corp.	*	3,422	16,049
Rigel Pharmaceuticals, Inc.	*	7,055	53,124
RXi Pharmaceuticals Corp.	*†	6,212	16,027
Sangamo Biosciences, Inc.	*†	10,702	71,061
Savient Pharmaceuticals, Inc.	*†	16,652	185,503
Sciclone Pharmaceuticals, Inc.	*†	4,800	20,064
Seattle Genetics, Inc.	*†	9,675	144,641
SIGA Technologies, Inc.	*†	4,650	65,100
StemCells, Inc.	*†	125,740	135,799
Talecris Biotherapeutics Holdings Corp.	*	16,589	386,524
Telik, Inc.	*	6,069	4,612
Theravance, Inc.	*†	4,976	124,748
Trimeris, Inc.	*	4,014	9,915
United Therapeutics Corp.	*†	6,386	403,723
Vanda Pharmaceuticals, Inc.	*	4,137	39,136
Vertex Pharmaceuticals, Inc.	*	28,652	1,003,680
XOMA Ltd.	*†	803	4,119

			11,087,699

Building Products—0.6%
A.O. Smith Corp.		5,075	193,256
American Woodmark Corp.	†	800	19,632
Ameron International Corp.		853	65,144
Apogee Enterprises, Inc.	†	2,250	30,308
Armstrong World Industries, Inc.		4,014	172,602
Gibraltar Industries, Inc.	*†	1,868	25,349
Griffon Corp.	*†	6,441	82,058
Insteel Industries, Inc.		2,829	35,334
Lennox International, Inc.		10,650	503,638
NCI Building Systems, Inc.	*†	8,291	115,991
Owens Corning, Inc.	*	16,656	518,834
Quanex Building Products Corp.		4,216	79,978
Simpson Manufacturing Co., Inc.	†	7,230	223,479
Trex Co., Inc.	*†	2,108	50,508
U.S. Home Systems, Inc.	*	1,624	7,941
Universal Forest Products, Inc.	†	1,649	64,146
USG Corp.	*†	8,613	144,957

			2,333,155

Capital Markets—2.6%
Affiliated Managers Group, Inc.	*	6,429	637,885
American Capital Ltd.	*	34,981	264,456
Apollo Investment Corp.		24,613	272,466
Arlington Asset Investment Corp., Class A	†	3,155	75,688
Artio Global Investors, Inc.	†	13,209	194,833
BGC Partners, Inc., Class A	†	7,592	63,090
BlackRock, Inc.		13,487	2,570,352
Calamos Asset Management, Inc., Class A		1,520	21,280
Deerfield Capital Corp.	*	522	3,393
Diamond Hill Investment Group, Inc.		649	46,949
Eaton Vance Corp.	†	16,813	508,257
Evercore Partners, Inc., Class A	†	5,587	189,958
GAMCO Investors, Inc., Class A	†	639	30,678
GFI Group, Inc.		28,245	132,469
Greenhill & Co., Inc.		3,319	271,096
International Assets Holding Corp.	*	1,308	30,869
Internet Capital Group, Inc.	*	7,645	108,712

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Investment Technology Group, Inc.	*	7,061	$115,589
Jefferies Group, Inc.	†	21,500	572,545
KBW, Inc.		7,726	215,710
Knight Capital Group, Inc., Class A	*	19,797	273,001
LaBranche & Co., Inc.	*	21,379	76,964
Medallion Financial Corp.		2,518	20,648
MF Global Holdings Ltd.	*†	11,362	94,986
optionsXpress Holdings, Inc.	†	8,980	140,717
Penson Worldwide, Inc.	*†	21,060	102,983
Piper Jaffray Cos.	*†	2,312	80,943
Raymond James Financial, Inc.		16,298	532,945
Safeguard Scientifics, Inc.	*	3,658	62,479
Sanders Morris Harris Group, Inc.		2,882	20,894
SEI Investments Co.		27,543	655,248
Stifel Financial Corp.	*	7,503	465,486
SWS Group, Inc.		14,960	75,548
TD Ameritrade Holding Corp.		49,957	948,683
Teton Advisors, Inc., Class A		15	154
TradeStation Group, Inc.	*†	3,191	21,539
U.S. Global Investors, Inc., Class A		6,927	56,317
Virtus Investment Partners, Inc.	*	1,094	49,635
Waddell & Reed Financial, Inc., Class A		10,428	368,004
Westwood Holdings Group, Inc.	†	1,427	57,023

			10,430,472

Chemicals—3.2%
A. Schulman, Inc.		5,791	132,556
Albemarle Corp.		12,596	702,605
Ampal-American Israel Corp., Class A	*†	15,776	36,443
Arch Chemicals, Inc.	†	2,418	91,715
Ashland, Inc.		9,857	501,327
Balchem Corp.		4,960	167,698
Cabot Corp.		10,642	400,671
Calgon Carbon Corp.	*†	13,252	200,370
Celanese Corp., Class A		18,058	743,448
Chemtura Corp.	*	12,000	191,760
Cytec Industries, Inc.		4,945	262,382
Ferro Corp.	*	14,257	208,722
Flotek Industries, Inc.	*	1,346	7,336
Georgia Gulf Corp.	*	2,761	66,430
H.B. Fuller Co.		7,188	147,498
Huntsman Corp.		27,831	434,442
Intrepid Potash, Inc.	*†	4,761	177,538
Koppers Holdings, Inc.	†	2,428	86,874
Kronos Worldwide, Inc.		235	9,985
Landec Corp.	*†	8,822	52,755
LSB Industries, Inc.	*†	4,087	99,151
Lubrizol Corp.		8,373	894,906
Material Sciences Corp.	*	2,565	16,390
Minerals Technologies, Inc.		1,341	87,715
Mosaic Co. (The)		28,268	2,158,544
Nalco Holding Co.		24,884	794,795
NewMarket Corp.	†	1,651	203,684
NL Industries, Inc.	†	412	4,598
Olin Corp.		6,749	138,489
OM Group, Inc.	*	5,779	222,549
Omnova Solutions, Inc.	*	3,769	31,509

		Shares	Value

Penford Corp.	*	2,075	$12,678
PolyOne Corp.	*	11,067	138,227
Quaker Chemical Corp.	†	1,303	54,296
Rockwood Holdings, Inc.	*†	10,751	420,579
RPM International, Inc.		23,407	517,295
Scotts Miracle-Gro Co. (The), Class A		7,848	398,443
Sensient Technologies Corp.		7,791	286,163
Solutia, Inc.	*	14,802	341,630
Spartech Corp.	*	2,131	19,946
Stepan Co.	†	1,197	91,295
Valhi, Inc.		5,838	129,078
Valspar Corp.		19,273	664,533
W.R. Grace & Co.	*	9,106	319,894
Westlake Chemical Corp.		3,600	156,492
Zep, Inc.	†	2,287	45,466
Zoltek Cos., Inc.	*†	20,662	238,646

			13,109,546

Commercial Banks—4.0%
1st Source Corp.		850	17,204
AmericanWest Bancorp	*	1,951	6
Ameris Bancorp	*	3,095	32,621
Arrow Financial Corp.	†	2,322	63,878
Associated Banc-Corp	†	29,164	441,835
BancFirst Corp.	†	1,092	44,979
Bancorp, Inc. (The)/Delaware	*	4,479	45,551
BancorpSouth, Inc.	†	18,296	291,821
BancTrust Financial Group, Inc.	*†	4,800	12,816
Bank of Hawaii Corp.		9,031	426,354
Bank of the Ozarks, Inc.	†	5,661	245,404
Banner Corp.		2,682	6,222
BOK Financial Corp.		2,311	123,407
Boston Private Financial Holdings, Inc.		12,410	81,285
Bryn Mawr Bank Corp.		4,411	76,972
Camden National Corp.	†	1,411	51,121
Capital Bank Corp.	*	1,283	3,195
Capital City Bank Group, Inc.	†	1,576	19,858
CapitalSource, Inc.		32,226	228,805
Capitol Bancorp Ltd.	*	1,172	608
Cardinal Financial Corp.	†	5,028	58,476
Cascade Bancorp	*†	479	4,048
Cascade Financial Corp.	*†	4,790	2,136
Cathay General Bancorp	†	17,802	297,293
Catskill Litigation Trust	*‡d	583	—
Center Financial Corp.	*	13,159	99,745
Central Pacific Financial Corp.	*†	2,937	4,494
Chemical Financial Corp.		2,317	51,322
CIT Group, Inc.	*	27,351	1,288,232
Citizens Republic Bancorp, Inc.	*	18,265	11,233
City Holding Co.	†	1,962	71,083
City National Corp./California	†	6,327	388,225
CoBiz Financial, Inc.		3,329	20,240
Columbia Banking System, Inc.	†	9,767	205,693
Commerce Bancshares, Inc./Missouri	†	7,310	290,426
Community Bank System, Inc.	†	5,419	150,486
Community Trust Bancorp, Inc.		1,658	48,016
Cullen/Frost Bankers, Inc.	†	11,383	695,729
CVB Financial Corp.	†	13,723	118,978
Danvers Bancorp, Inc.	†	6,149	108,653
East West Bancorp, Inc.		26,681	521,614
Eastern Virginia Bankshares, Inc.		701	2,692

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Fidelity Southern Corp.	*	6,794	$47,422
Financial Institutions, Inc.		2,448	46,439
First BanCorp. (Puerto Rico)	*†	11,152	5,130
First Bancorp/North Carolina	†	2,459	37,647
First Busey Corp.		2,491	11,708
First Citizens BancShares, Inc./North Carolina, Class A		634	119,858
First Commonwealth Financial Corp.		11,077	78,425
First Financial Bancorp	†	6,617	122,282
First Financial Bankshares, Inc.	†	1,727	88,388
First Merchants Corp.		2,436	21,583
First Midwest Bancorp, Inc./Illinois		9,549	110,004
First of Long Island Corp. (The)		1,432	41,399
FirstMerit Corp.	†	16,352	323,606
FNB Corp./Pennsylvania	†	18,101	177,752
Fulton Financial Corp.		31,671	327,478
Glacier Bancorp, Inc.	†	15,720	237,529
Great Southern Bancorp, Inc.	†	1,809	42,674
Green Bankshares, Inc.	*†	2,129	6,813
Guaranty Bancorp	*†	20,379	28,734
Hancock Holding Co.	†	5,296	184,619
Hanmi Financial Corp.	*	21,834	25,109
Heritage Commerce Corp.	*	5,846	26,249
Heritage Financial Corp./Washington	*†	972	13,530
IBERIABANK Corp.	†	2,647	156,517
Independent Bank Corp./Massachusetts	†	3,125	84,531
Independent Bank Corp./Michigan	*	389	506
Integra Bank Corp.	*†	1,659	1,194
International Bancshares Corp.	†	6,833	136,865
Investors Bancorp, Inc.	*†	16,332	214,276
Lakeland Financial Corp.		4,180	89,703
Macatawa Bank Corp.	*†	1,599	6,588
MainSource Financial Group, Inc.		3,185	33,156
MB Financial, Inc.	†	3,847	66,630
Merchants Bancshares, Inc.	†	1,298	35,773
Midsouth Bancorp, Inc.		3,651	56,079
MidWestOne Financial Group, Inc.	†	4,566	68,992
Nara Bancorp, Inc.	*	17,442	171,280
National Penn Bancshares, Inc.		8,522	68,432
NBT Bancorp, Inc.	†	4,152	100,271
Northern States Financial Corp.	*†	4,695	7,371
Northfield Bancorp, Inc.	†	6,837	91,069
Old National Bancorp/Indiana		21,304	253,305
Old Second Bancorp, Inc.		1,975	3,180
Oriental Financial Group, Inc. (Puerto Rico)		13,723	171,400
Pacific Capital Bancorp NA	*†	906	25,606
Pacific Premier Bancorp, Inc.	*	977	6,145
PacWest Bancorp	†	2,392	51,141
Park National Corp.		1,146	83,280
Peapack Gladstone Financial Corp.	†	1,086	14,172
Peoples Bancorp, Inc./Ohio	†	1,235	19,328
Peoples Financial Corp./Mississippi		3,749	56,272
Pinnacle Financial Partners, Inc.	*	2,764	37,535
Popular, Inc. (Puerto Rico)	*	135,606	425,803

		Shares	Value

Preferred Bank/California	*†	4,473	$7,872
PrivateBancorp, Inc.		12,737	183,158
Prosperity Bancshares, Inc.	†	7,285	286,155
Renasant Corp.	†	2,924	49,445
Republic Bancorp, Inc./Kentucky, Class A	†	2,055	48,806
Royal Bancshares of Pennsylvania, Inc., Class A	*†	11,522	15,555
S&T Bancorp, Inc.	†	2,764	62,439
Sandy Spring Bancorp, Inc.		2,239	41,265
Seacoast Banking Corp. of Florida	*	2,998	4,377
Shore Bancshares, Inc.		5,419	57,116
Sierra Bancorp		5,758	61,783
Signature Bank/New York	*†	3,883	194,150
Simmons First National Corp., Class A	†	2,377	67,745
Southwest Bancorp, Inc./Oklahoma	*†	2,739	33,964
State Bancorp, Inc./New York		3,354	31,025
Sterling Bancorp/New York	†	3,135	32,823
Sterling Bancshares, Inc./Texas		14,520	101,930
Sterling Financial Corp./Washington	*†	60	1,134
Suffolk Bancorp	†	1,614	39,834
Superior Bancorp	*†	9,432	5,405
Susquehanna Bancshares, Inc.		8,996	87,081
SVB Financial Group	*†	4,587	243,340
SY Bancorp, Inc.	†	2,543	62,431
Synovus Financial Corp.	†	85,830	226,591
TCF Financial Corp.	†	11,585	171,574
Texas Capital Bancshares, Inc.	*†	4,544	96,651
Tompkins Financial Corp.	†	1,087	42,567
TowneBank/Virginia	†	2,280	36,229
Trustmark Corp.		7,243	179,916
UMB Financial Corp.	†	3,926	162,615
Umpqua Holdings Corp.		13,021	158,596
Union First Market Bankshares Corp.		2,131	31,496
United Bankshares, Inc.	†	4,222	123,282
United Community Banks, Inc./Georgia	*	26,958	52,568
Valley National Bancorp		28,744	411,039
Virginia Commerce Bancorp, Inc.	*†	10,179	62,906
Washington Trust Bancorp, Inc.		2,413	52,796
Webster Financial Corp.		16,431	323,691
WesBanco, Inc.		2,340	44,366
West Coast Bancorp/Oregon	*†	8,317	23,454
Westamerica Bancorporation		4,834	268,142
Western Alliance Bancorp	*†	32,699	240,665
Whitney Holding Corp./Louisiana		14,846	210,071
Wilmington Trust Corp.		14,631	63,499
Wilshire Bancorp, Inc.	†	13,849	105,529
Wintrust Financial Corp.	†	2,780	91,823

			16,212,433

Commercial Services & Supplies—1.3%
ABM Industries, Inc.	†	4,756	125,083
ACCO Brands Corp.	*†	8,029	68,407
American Reprographics Co.	*†	15,235	115,634
APAC Customer Services, Inc.	*	1,972	11,970
Brink’s Co. (The)		6,600	177,408
Casella Waste Systems, Inc., Class A	*	5,820	41,264
Cenveo, Inc.	*†	10,269	54,836

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Clean Harbors, Inc.	*	2,996	$251,904
Consolidated Graphics, Inc.	*	699	33,853
Copart, Inc.	*	7,845	293,011
Corrections Corp. of America	*†	18,553	464,938
Courier Corp.	†	1,904	29,550
Covanta Holding Corp.	†	17,973	308,956
Deluxe Corp.	†	6,902	158,884
EnergySolutions, Inc.		17,158	95,570
Ennis, Inc.	†	2,217	37,911
G&K Services, Inc., Class A	†	1,576	48,714
Geo Group, Inc. (The)	*	13,865	341,911
Healthcare Services Group, Inc.		6,684	108,749
Herman Miller, Inc.	†	5,018	126,955
HNI Corp.	†	3,791	118,279
Interface, Inc., Class A		3,470	54,305
Intersections, Inc.		1,900	19,874
Kimball International, Inc., Class B	†	4,445	30,671
Knoll, Inc.	†	4,910	82,144
M&F Worldwide Corp.	*†	1,251	28,898
McGrath Rentcorp		2,460	64,501
Metalico, Inc.	*	1,513	8,896
Mine Safety Appliances Co.		2,725	84,829
Mobile Mini, Inc.	*†	3,320	65,371
Multi-Color Corp.	†	1,912	37,208
Perma-Fix Environmental Services, Inc.	*	25,765	42,255
Rollins, Inc.		17,042	336,570
Standard Register Co. (The)		1,650	5,626
Steelcase, Inc., Class A	†	19,006	200,893
Sykes Enterprises, Inc.	*	3,519	71,295
Team, Inc.	*†	1,659	40,148
Tetra Tech, Inc.	*†	6,841	171,435
TRC Cos., Inc.	*	11,036	38,626
Unifirst Corp.	†	605	33,305
United Stationers, Inc.	*	2,055	131,130
US Ecology, Inc.	†	11,022	191,562
Viad Corp.		1,978	50,380
Virco Mfg. Corp.		1,859	4,833
Waste Connections, Inc.		22,173	610,423

			5,418,965

Communications Equipment—1.9%
Acme Packet, Inc.	*	10,780	573,065
ADTRAN, Inc.		10,447	378,286
Alliance Fiber Optic Products, Inc.	*	963	15,100
AltiGen Communications, Inc.	*	4,110	2,671
Anaren, Inc.	*	2,003	41,763
Arris Group, Inc.	*†	14,156	158,830
Aruba Networks, Inc.	*†	18,915	394,945
Aviat Networks, Inc.	*†	4,485	22,739
BigBand Networks, Inc.	*†	17,113	47,916
Black Box Corp.	†	1,414	54,142
Blonder Tongue Laboratories, Inc.	*	2,285	4,753
Blue Coat Systems, Inc.	*	8,704	259,988
Brocade Communications Systems, Inc.	*	47,452	251,021
Ciena Corp.	*†	20,644	434,556
CommScope, Inc.	*	16,845	525,901
Comtech Telecommunications Corp.	†	3,394	94,116
DG FastChannel, Inc.	*	2,455	70,900

		Shares	Value

Digi International, Inc.	*†	2,517	$27,939
Ditech Networks, Inc.	*	3,980	5,691
EchoStar Corp., Class A	*	4,738	118,308
Emcore Corp.	*†	6,178	6,672
EMS Technologies, Inc.	*†	1,782	35,248
Emulex Corp.	*	10,624	123,876
EndWave Corp.	*	912	2,052
Extreme Networks, Inc.	*†	9,940	30,715
Finisar Corp.	*	12,581	373,530
Globecomm Systems, Inc.	*	5,067	50,670
Harmonic, Inc.	*	16,372	140,308
Infinera Corp.	*	10,202	105,387
InterDigital, Inc.	*†	7,655	318,754
Ixia	*†	5,492	92,156
KVH Industries, Inc.	*	3,755	44,872
Loral Space & Communications, Inc.	*	1,513	115,744
NETGEAR, Inc.	*†	3,773	127,075
Network Engines, Inc.	*†	1,330	2,022
Network Equipment Technologies, Inc.	*†	20,690	95,795
Numerex Corp., Class A	*†	1,800	16,146
Oclaro, Inc.	*†	7,733	101,689
Oplink Communications, Inc.	*	1,808	33,394
Optelecom-NKF, Inc.	*	3,399	8,192
Optical Cable Corp.		241	752
ORBCOMM, Inc.	*	3,512	9,096
Parkervision, Inc.	*	2,943	1,295
Performance Technologies, Inc.	*	794	1,350
Plantronics, Inc.		7,543	280,750
Polycom, Inc.	*	12,965	505,376
Powerwave Technologies, Inc.	*†	8,448	21,458
Riverbed Technology, Inc.	*†	25,176	885,440
SeaChange International, Inc.	*	3,359	28,719
Sonus Networks, Inc.	*†	58,914	157,300
Sycamore Networks, Inc.		1,477	30,411
Symmetricom, Inc.	*	6,110	43,320
Tekelec	*	7,191	85,645
Tollgrade Communications, Inc.	*	5,462	50,687
UTStarcom, Inc. (China)	*†	14,322	29,503
Viasat, Inc.	*†	2,822	125,325
Westell Technologies, Inc., Class A	*	3,671	12,004
Zoom Technologies, Inc. (China)	*†	542	2,423

			7,577,781

Computers & Peripherals—0.5%
ADPT Corp.	*	45,448	133,163
Avid Technology, Inc.	*†	2,658	46,409
Concurrent Computer Corp.	*	759	3,825
Cray, Inc.	*	4,598	32,876
Dataram Corp.	*	1,175	1,821
Diebold, Inc.		9,749	312,455
Dot Hill Systems Corp.	*	3,866	6,727
Electronics for Imaging, Inc.	*	3,912	55,981
Hutchinson Technology, Inc.	*	2,054	7,620
Hypercom Corp.	*	5,420	45,365
iGO, Inc.	*	2,804	10,767
Imation Corp.	*	13,307	137,195
Immersion Corp.	*	5,977	40,106
Intermec, Inc.	*†	5,471	69,263
Intevac, Inc.	*†	3,891	54,513
NCR Corp.	*	16,293	250,423
Novatel Wireless, Inc.	*†	10,536	100,619
Overland Storage, Inc.	*†	9,851	14,580

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Presstek, Inc.	*	6,107	$13,558
Quantum Corp.	*	58,778	218,654
Rimage Corp.	*	924	13,777
Silicon Graphics International Corp.	*	3,088	27,885
STEC, Inc.	*†	13,825	244,011
Stratasys, Inc.	*	1,962	64,040
Synaptics, Inc.	*	5,067	148,868
TransAct Technologies, Inc.	*	889	8,330

			2,062,831

Construction & Engineering—0.8%
Aecom Technology Corp.	*	18,109	506,509
Comfort Systems USA, Inc.	†	3,803	50,085
Dycom Industries, Inc.	*	9,429	139,078
EMCOR Group, Inc.	*	8,304	240,650
Furmanite Corp.	*†	4,100	28,331
Granite Construction, Inc.	†	5,631	154,458
Insituform Technologies, Inc., Class A	*†	2,980	79,000
KBR, Inc.		23,517	716,563
Layne Christensen Co.	*	1,813	62,403
MasTec, Inc.	*	7,935	115,772
Northwest Pipe Co.	*	1,025	24,631
Orion Marine Group, Inc.	*	10,970	127,252
Pike Electric Corp.	*†	1,369	11,746
Shaw Group, Inc. (The)	*	12,959	443,587
Sterling Construction Co., Inc.	*	1,751	22,833
Tutor Perini Corp.		5,845	125,141
URS Corp.	*	11,073	460,747

			3,308,786

Construction Materials—0.2%
Eagle Materials, Inc.	†	5,122	144,696
Headwaters, Inc.	*	2,476	11,340
Martin Marietta Materials, Inc.	†	3,598	331,880
Texas Industries, Inc.		3,011	137,844

			625,760

Consumer Finance—0.3%
Advance America Cash Advance Centers, Inc.		12,079	68,126
Cash America International, Inc.	†	5,302	195,803
CompuCredit Holdings Corp.	*	2,023	14,120
Dollar Financial Corp.	*†	6,959	199,236
Ezcorp, Inc., Class A	*	6,505	176,481
First Cash Financial Services, Inc.	*†	9,664	299,487
First Marblehead Corp. (The)	*	4,118	8,936
Nelnet, Inc., Class A		4,517	107,008
World Acceptance Corp.	*†	1,219	64,363

			1,133,560

Containers & Packaging—0.8%
AEP Industries, Inc.	*†	1,109	28,779
AptarGroup, Inc.		5,916	281,424
Crown Holdings, Inc.	*	28,998	967,953
Graphic Packaging Holding Co.	*†	15,948	62,038
Greif, Inc., Class A		3,616	223,830
Myers Industries, Inc.	†	1,717	16,724
Packaging Corp. of America		18,597	480,546
Rock-Tenn Co., Class A		4,965	267,862
Silgan Holdings, Inc.	†	7,687	275,271

		Shares	Value

Sonoco Products Co.		10,503	$353,636
Temple-Inland, Inc.	†	15,475	328,689

			3,286,752

Distributors—0.1%
Audiovox Corp., Class A	*†	2,945	25,415
LKQ Corp.	*	18,602	422,638
Pool Corp.		4,626	104,270

			552,323

Diversified Consumer Services—0.9%
American Public Education, Inc.	*†	2,444	91,015
Capella Education Co.	*†	3,229	214,987
Career Education Corp.	*†	11,632	241,131
Coinstar, Inc.	*†	3,501	197,596
Corinthian Colleges, Inc.	*†	12,128	63,187
Education Management Corp.	*†	19,159	346,778
Grand Canyon Education, Inc.	*†	7,057	138,247
Hillenbrand, Inc.	†	6,820	141,924
ITT Educational Services, Inc.	*	4,939	314,565
Jackson Hewitt Tax Service, Inc.	*†	5,730	12,491
K12, Inc.	*	5,756	164,967
Learning Tree International, Inc.	†	4,044	38,661
Matthews International Corp., Class A	†	3,279	114,699
Pre-Paid Legal Services, Inc.	*†	780	46,995
Princeton Review, Inc.	*	11,268	13,296
Regis Corp.	†	6,820	113,212
Service Corp. International	†	36,748	303,171
Sotheby’s	†	8,625	388,125
Steiner Leisure Ltd. (Bahamas)	*	1,645	76,822
Stewart Enterprises, Inc., Class A	†	6,846	45,800
Strayer Education, Inc.	†	944	143,696
Universal Technical Institute, Inc.	†	2,513	55,336
Weight Watchers International, Inc.	†	7,039	263,892

			3,530,593

Diversified Financial Services—0.3%
Asset Acceptance Capital Corp.	*†	3,797	22,516
Asta Funding, Inc.		1,791	14,507
Interactive Brokers Group, Inc., Class A		6,602	117,648
MarketAxess Holdings, Inc.	†	8,655	180,110
MSCI, Inc., Class A	*	16,346	636,840
PHH Corp.	*†	10,994	254,511
Pico Holdings, Inc.	*	1,955	62,169
Portfolio Recovery Associates, Inc.	*	1,413	106,258
Resource America, Inc., Class A		1,547	10,597

			1,405,156

Diversified Telecommunication Services—0.5%
8x8, Inc.	*†	25,847	61,516
AboveNet, Inc.	†	2,364	138,199
Alaska Communications Systems Group, Inc.	†	4,537	50,361
Atlantic Tele-Network, Inc.		1,034	39,643
Cbeyond, Inc.	*†	5,638	86,149
Cincinnati Bell, Inc.	*†	49,090	137,452
Cogent Communications Group, Inc.	*	3,453	48,825
Consolidated Communications Holdings, Inc.	†	13,175	254,277

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
General Communication, Inc., Class A	*	3,847	$48,703
Global Crossing Ltd. (Bermuda)	*	4,359	56,318
HickoryTech Corp.		2,286	21,946
Hughes Communications, Inc.	*†	2,954	119,460
IDT Corp., Class B		2,274	58,328
Integrated Telecom Express, Inc.	*‡d	1,103	—
Level 3 Communications, Inc.	*	283,358	277,691
Neutral Tandem, Inc.	*	13,265	191,547
PAETEC Holding Corp.	*	20,390	76,259
Premiere Global Services, Inc.	*	5,642	38,366
Superior TeleCom, Inc.	*‡d	2,014	—
SureWest Communications	*	6,213	66,479
tw telecom inc.	*	18,219	310,634

			2,082,153

Electric Utilities—1.4%
Allete, Inc.		4,094	152,543
Central Vermont Public Service Corp.		6,116	133,696
Cleco Corp.		14,335	440,945
DPL, Inc.		21,966	564,746
El Paso Electric Co.	*†	7,371	202,924
Empire District Electric Co. (The)	†	15,475	343,545
Great Plains Energy, Inc.		23,293	451,651
Hawaiian Electric Industries, Inc.		18,079	412,020
IDACORP, Inc.		7,464	276,019
ITC Holdings Corp.		5,806	359,856
MGE Energy, Inc.		4,750	203,110
NV Energy, Inc.		38,483	540,686
Otter Tail Corp.	†	2,897	65,298
PNM Resources, Inc.		13,111	170,705
Portland General Electric Co.		19,679	427,034
UIL Holdings Corp.	†	3,441	103,092
Unisource Energy Corp.	†	6,783	243,103
Unitil Corp.		1,689	38,408
Westar Energy, Inc.	†	16,719	420,650

			5,550,031

Electrical Equipment—1.4%
A123 Systems, Inc.	*†	16,383	156,294
Active Power, Inc.	*	28,492	70,090
Acuity Brands, Inc.	†	3,297	190,138
American Superconductor Corp.	*†	5,947	170,025
AMETEK, Inc.		25,737	1,010,177
AZZ, Inc.	†	1,134	45,371
Babcock & Wilcox Co.	*	16,948	433,699
Baldor Electric Co.		4,626	291,623
Belden, Inc.	†	6,067	223,387
Brady Corp., Class A		6,111	199,280
Capstone Turbine Corp.	*	49,337	47,354
Encore Wire Corp.	†	1,693	42,460
EnerSys	*	11,416	366,682
Franklin Electric Co., Inc.	†	3,929	152,917
FuelCell Energy, Inc.	*†	9,197	21,245
General Cable Corp.	*†	5,830	204,575
GrafTech International Ltd.	*	16,226	321,924
Hubbell, Inc., Class B		6,100	366,793
II-VI, Inc.	*†	1,982	91,886
LaBarge, Inc.	*	2,232	35,065

		Shares	Value

LSI Industries, Inc.		3,003	$25,405
Magnetek, Inc.	*	4,586	6,191
Orbit International Corp.	*	2,812	10,657
Plug Power, Inc.	*	8,935	3,315
Polypore International, Inc.	*	2,335	95,105
Powell Industries, Inc.	*	1,046	34,393
PowerSecure International, Inc.	*	2,650	20,617
Regal-Beloit Corp.	†	5,997	400,360
Servotronics, Inc.		3,119	26,168
Thomas & Betts Corp.	*	9,511	459,381
Ultralife Corp.	*	3,672	24,272
Universal Security Instruments, Inc.	*	266	1,976
Valence Technology, Inc.	*	4,773	8,019
Vicor Corp.	†	3,481	57,088
Woodward Governor Co.	†	5,398	202,749

			5,816,681

Electronic Equipment, Instruments & Components—2.1%
Agilysys, Inc.	*	2,266	12,758
Anixter International, Inc.		5,167	308,625
Arrow Electronics, Inc.	*	15,039	515,086
Avnet, Inc.	*	23,235	767,452
AVX Corp.		9,827	151,631
Benchmark Electronics, Inc.	*†	12,278	222,969
Brightpoint, Inc.	*	13,208	115,306
CalAmp Corp.	*†	7,372	23,148
Checkpoint Systems, Inc.	*†	3,624	74,473
Cognex Corp.		3,335	98,116
Coherent, Inc.	*	2,327	105,041
CTS Corp.		4,578	50,633
Daktronics, Inc.	†	3,564	56,739
Dolby Laboratories, Inc., Class A	*	6,100	406,870
DTS, Inc.	*†	1,605	78,725
Echelon Corp.	*	3,748	38,192
Electro Rent Corp.		2,563	41,418
Electro Scientific Industries, Inc.	*†	3,685	59,071
FARO Technologies, Inc.	*†	1,212	39,802
Frequency Electronics, Inc.	*	822	5,516
Gerber Scientific, Inc.	*†	3,478	27,372
ID Systems, Inc.	*	2,437	8,066
Identive Group, Inc.	*	1,494	3,765
Ingram Micro, Inc., Class A	*	31,554	602,366
Insight Enterprises, Inc.	*†	2,944	38,743
IPG Photonics Corp.	*†	6,852	216,660
Iteris, Inc.	*	4,264	7,718
Itron, Inc.	*	6,047	335,306
L-1 Identity Solutions, Inc.	*	28,365	337,827
LeCroy Corp.	*	3,916	38,533
Lightpath Technologies, Inc., Class A	*†	17,646	32,116
Littelfuse, Inc.	†	2,845	133,886
LoJack Corp.	*	1,880	12,145
LRAD Corp.	*†	3,686	9,915
Maxwell Technologies, Inc.	*	3,381	63,867
Measurement Specialties, Inc.	*†	3,063	89,899
Mercury Computer Systems, Inc.	*†	2,443	44,902
Mesa Laboratories, Inc.		1,200	36,000
Methode Electronics, Inc.	†	12,888	167,157
Microvision, Inc.	*†	125,758	233,910
MTS Systems Corp.		1,818	68,102
National Instruments Corp.		6,401	240,934
Newport Corp.	*	3,015	52,371

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
NU Horizons Electronics Corp.	*	3,069	$21,391
OSI Systems, Inc.	*†	2,179	79,228
Parametric Sound Corp.	*†	1,843	719
Park Electrochemical Corp.		1,950	58,500
PC Connection, Inc.	*	2,755	24,409
Planar Systems, Inc.	*†	8,504	17,348
Plexus Corp.	*†	4,416	136,631
Power-One, Inc.	*†	23,116	235,783
Pulse Electronics Corp.		7,988	42,496
Radisys Corp.	*	2,757	24,537
Research Frontiers, Inc.	*†	2,932	15,598
Rofin-Sinar Technologies, Inc.	*†	3,102	109,935
Rogers Corp.	*	1,417	54,200
Sanmina-SCI Corp.	*	9,115	104,640
ScanSource, Inc.	*†	1,798	57,356
Sigmatron International, Inc.	*	283	1,811
SMART Modular Technologies (WWH), Inc.	*†	10,564	60,849
Spectrum Control, Inc.	*	1,195	17,913
SYNNEX Corp.	*†	3,024	94,349
Tech Data Corp.	*	6,970	306,819
Trimble Navigation Ltd.	*	14,850	592,961
TTM Technologies, Inc.	*	4,342	64,739
Universal Display Corp.	*†	2,789	85,483
Vishay Intertechnology, Inc.	*	19,798	290,635
Vishay Precision Group, Inc.	*	7,543	142,110
Wayside Technology Group, Inc.		1,787	20,122
X-Rite, Inc.	*†	2,441	11,155
Zygo Corp.	*	2,489	30,440

			8,675,288

Energy Equipment & Services—2.2%
Allis-Chalmers Energy, Inc.	*	24,940	176,825
Atwood Oceanics, Inc.	*	6,387	238,682
Basic Energy Services, Inc.	*†	3,145	51,830
Bolt Technology Corp.	*	3,477	45,792
Bristow Group, Inc.	*†	3,979	188,406
Bronco Drilling Co., Inc.	*†	9,298	74,384
Cal Dive International, Inc.	*	25,404	144,041
CARBO Ceramics, Inc.	†	2,127	220,230
Complete Production Services, Inc.	*	12,146	358,914
Dawson Geophysical Co.	*†	930	29,667
Dresser-Rand Group, Inc.	*	13,938	593,619
Dril-Quip, Inc.	*	3,396	263,937
Exterran Holdings, Inc.	*†	7,424	177,805
Global Industries Ltd.	*†	33,055	229,071
Gulfmark Offshore, Inc., Class A	*	3,081	93,662
Helix Energy Solutions Group, Inc.	*	10,795	131,051
Hercules Offshore, Inc.	*†	31,499	108,986
Hornbeck Offshore Services, Inc.	*†	2,714	56,668
ION Geophysical Corp.	*†	13,777	116,829
Key Energy Services, Inc.	*†	29,911	388,245
Lufkin Industries, Inc.	†	4,644	289,739
Matrix Service Co.	*†	2,410	29,354
McDermott International, Inc.	*	31,106	643,583
Mitcham Industries, Inc.	*	3,707	42,816
Natural Gas Services Group, Inc.	*†	2,837	53,648
Newpark Resources, Inc.	*	9,665	59,536
Oceaneering International, Inc.	*	6,122	450,763
Oil States International, Inc.	*	5,243	336,024
OYO Geospace Corp.	*	550	54,510

		Shares	Value

Parker Drilling Co.	*†	9,263	$42,332
Patterson-UTI Energy, Inc.		29,120	627,536
PHI, Inc.	*	1,283	24,172
Pioneer Drilling Co.	*†	9,253	81,519
Pride International, Inc.	*	30,955	1,021,515
RPC, Inc.	†	9,768	176,987
SEACOR Holdings, Inc.		2,438	246,457
Sulphco, Inc.	*	8,130	1,383
Superior Energy Services, Inc.	*	8,501	297,450
T-3 Energy Services, Inc.	*	4,037	160,794
Tetra Technologies, Inc.	*	8,961	106,367
Tidewater, Inc.		5,295	285,083
Unit Corp.	*†	5,621	261,264

			8,981,476

Food & Staples Retailing—0.4%
Andersons, Inc. (The)	†	1,795	65,248
Arden Group, Inc., Class A		391	32,257
BJ’s Wholesale Club, Inc.	*	8,066	386,361
Casey’s General Stores, Inc.		6,741	286,560
Nash Finch Co.		1,190	50,587
Pantry, Inc. (The)	*†	2,139	42,481
Rite Aid Corp.	*	144,181	127,341
Ruddick Corp.	†	5,954	219,345
Spartan Stores, Inc.	†	3,490	59,156
United Natural Foods, Inc.	*†	3,712	136,156
Village Super Market, Inc., Class A		2,777	91,641
Weis Markets, Inc.		1,103	44,484
Winn-Dixie Stores, Inc.	*†	8,034	57,604

			1,599,221

Food Products—1.7%
B&G Foods, Inc.		21,403	293,863
Bridgford Foods Corp.		1,169	16,658
Bunge Ltd.		19,928	1,305,683
Calavo Growers, Inc.		2,244	51,724
Cal-Maine Foods, Inc.	†	6,514	205,712
Chiquita Brands International, Inc.	*†	5,131	71,937
Corn Products International, Inc.		8,609	396,014
Darling International, Inc.	*†	13,545	179,878
Del Monte Foods Co.		30,978	582,386
Diamond Foods, Inc.	†	4,971	264,358
Dole Food Co., Inc.	*†	12,165	164,349
Farmer Bros. Co.	†	930	16,554
Flowers Foods, Inc.	†	19,049	512,609
Fresh Del Monte Produce, Inc.	†	5,829	145,433
Green Mountain Coffee Roasters, Inc.	*	15,152	497,895
Griffin Land & Nurseries, Inc.	†	2,039	66,023
Hain Celestial Group, Inc. (The)	*	9,137	247,247
Inventure Foods, Inc.	*†	9,182	39,758
J&J Snack Foods Corp.	†	1,866	90,016
John B. Sanfilippo & Son, Inc.	*	1,899	23,624
Lancaster Colony Corp.	†	2,437	139,396
Omega Protein Corp.	*	1,515	12,271
Ralcorp Holdings, Inc.	*	9,102	591,721
Sanderson Farms, Inc.	†	1,537	60,173
Smart Balance, Inc.	*†	15,817	68,488
Smithfield Foods, Inc.	*†	14,567	300,517
Snyders-Lance, Inc.	†	3,688	86,447
Tootsie Roll Industries, Inc.	†	3,069	88,909
TreeHouse Foods, Inc.	*†	5,254	268,427

			6,788,070

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Gas Utilities—1.1%
AGL Resources, Inc.		8,386	$300,638
Atmos Energy Corp.		14,372	448,407
Chesapeake Utilities Corp.	†	2,965	123,107
Delta Natural Gas Co., Inc.		3,757	117,876
Energen Corp.		8,665	418,173
Laclede Group, Inc. (The)	†	1,902	69,499
National Fuel Gas Co.	†	9,984	655,150
New Jersey Resources Corp.	†	5,739	247,408
Northwest Natural Gas Co.		2,771	128,768
Piedmont Natural Gas Co., Inc.	†	13,631	381,123
Questar Corp.		28,555	497,143
South Jersey Industries, Inc.		3,110	164,270
Southwest Gas Corp.	†	5,681	208,322
UGI Corp.		16,109	508,722
WGL Holdings, Inc.		6,107	218,447

			4,487,053

Health Care Equipment & Supplies—2.7%
Abaxis, Inc.	*	1,864	50,048
ABIOMED, Inc.	*	3,940	37,863
Alere, Inc.	*†	8,717	319,042
Align Technology, Inc.	*†	6,902	134,865
American Medical Systems Holdings, Inc.	*†	11,736	221,341
Analogic Corp.		1,287	63,719
Angiodynamics, Inc.	*†	14,132	217,209
Atrion Corp.	†	308	55,274
Beckman Coulter, Inc.		7,316	550,383
Biolase Technology, Inc.	*	21,004	36,547
Cantel Medical Corp.	†	4,511	105,557
Cerus Corp.	*	16,123	39,663
Conceptus, Inc.	*	2,419	33,382
CONMED Corp.	*†	6,004	158,686
Cooper Cos., Inc. (The)		5,941	334,716
CryoLife, Inc.	*	4,037	21,881
Cutera, Inc.	*	3,098	25,682
Cyberonics, Inc.	*†	2,351	72,928
Cynosure, Inc., Class A	*	772	7,898
DexCom, Inc.	*†	11,213	153,057
Edwards Lifesciences Corp.	*	12,979	1,049,222
Endologix, Inc.	*†	11,397	81,489
Gen-Probe, Inc.	*	6,378	372,156
Greatbatch, Inc.	*†	2,283	55,134
Haemonetics Corp.	*†	3,110	196,490
Hill-Rom Holdings, Inc.	†	6,880	270,866
Hologic, Inc.	*	43,446	817,654
ICU Medical, Inc.	*	1,366	49,859
IDEXX Laboratories, Inc.	*†	3,869	267,812
Immucor, Inc.	*†	8,633	171,192
Integra LifeSciences Holdings Corp.	*	2,236	105,763
Invacare Corp.		3,258	98,261
IRIS International, Inc.	*	2,570	26,291
Kensey Nash Corp.	*	1,683	46,838
Kinetic Concepts, Inc.	*†	8,640	361,843
Masimo Corp.	†	5,620	163,373
Medical Action Industries, Inc.	*†	7,146	68,459
Meridian Bioscience, Inc.	†	4,370	101,209
Merit Medical Systems, Inc.	*†	2,509	39,717
Natus Medical, Inc.	*†	15,518	220,045
Neogen Corp.	*†	2,463	101,057

		Shares	Value

NuVasive, Inc.	*†	3,118	$79,977
NxStage Medical, Inc.	*	7,486	186,252
OraSure Technologies, Inc.	*	4,328	24,886
Orthofix International NV (Netherlands Antilles)	*	2,888	83,752
Orthovita, Inc.	*†	8,897	17,883
Palomar Medical Technologies, Inc.	*	2,762	39,248
Quidel Corp.	*†	14,799	213,846
ResMed, Inc.	*†	21,919	759,274
Rochester Medical Corp.	*†	5,305	57,931
RTI Biologics, Inc.	*	7,464	19,929
Sirona Dental Systems, Inc.	*†	9,020	376,856
SonoSite, Inc.	*	1,320	41,712
Spectranetics Corp.	*	3,376	17,420
Staar Surgical Co.	*†	13,188	80,447
STERIS Corp.	†	7,348	267,908
SurModics, Inc.	*	1,932	22,933
Synovis Life Technologies, Inc.	*†	4,579	73,768
Teleflex, Inc.		4,708	253,337
Theragenics Corp.	*	5,822	8,791
ThermoGenesis Corp.	*	1,079	3,766
Thoratec Corp.	*	6,770	191,726
TomoTherapy, Inc.	*	12,150	43,861
Urologix, Inc.	*†	25,612	16,138
Vision-Sciences, Inc.	*	27,178	37,777
Volcano Corp.	*†	4,832	131,962
West Pharmaceutical Services, Inc.	†	3,358	138,350
Wright Medical Group, Inc.	*†	3,907	60,676
Young Innovations, Inc.	†	677	21,671
Zoll Medical Corp.	*	4,029	150,000

			10,726,548

Health Care Providers & Services—2.6%
Alliance HealthCare Services, Inc.	*	10,817	45,864
Almost Family, Inc.	*	2,502	96,127
Amedisys, Inc.	*†	2,921	97,854
America Service Group, Inc.		1,972	29,856
American Dental Partners, Inc.	*	1,668	22,535
AMERIGROUP Corp.	*†	5,318	233,567
AMN Healthcare Services, Inc.	*†	3,864	23,725
Amsurg Corp.	*†	3,079	64,505
Bio-Reference Labs, Inc.	*†	11,461	254,205
BioScrip, Inc.	*†	3,476	18,179
Brookdale Senior Living, Inc.	*†	22,404	479,670
Capital Senior Living Corp.	*	9,966	66,772
CardioNet, Inc.	*	8,331	38,989
Catalyst Health Solutions, Inc.	*†	5,865	272,664
Centene Corp.	*†	5,631	142,690
Chemed Corp.		2,102	133,498
Chindex International, Inc.	*	1,527	25,180
Community Health Systems, Inc.	*	12,136	453,522
Cross Country Healthcare, Inc.	*†	2,631	22,285
Emergency Medical Services Corp., Class A	*	4,049	261,606
Emeritus Corp.	*	5,975	117,767
Ensign Group, Inc. (The)	†	3,393	84,384
Five Star Quality Care, Inc.	*	6,201	43,841
Genoptix, Inc.	*	5,559	105,732
Gentiva Health Services, Inc.	*†	3,767	100,202
Hanger Orthopedic Group, Inc.	*†	3,263	69,143
Health Management Associates, Inc., Class A	*	38,960	371,678
Health Net, Inc.	*	13,985	381,651

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Healthsouth Corp.	*†	16,288	$337,325
Healthspring, Inc.	*	8,037	213,222
Healthways, Inc.	*†	3,517	39,250
Henry Schein, Inc.	*	11,811	725,077
HMS Holdings Corp.	*†	3,201	207,329
IPC The Hospitalist Co., Inc.	*†	4,870	189,979
Kindred Healthcare, Inc.	*†	5,458	100,263
Landauer, Inc.		923	55,352
LHC Group, Inc.	*†	8,598	257,940
LifePoint Hospitals, Inc.	*	6,804	250,047
Lincare Holdings, Inc.		14,840	398,157
Magellan Health Services, Inc.	*	4,963	234,651
Mednax, Inc.	*†	6,801	457,639
Molina Healthcare, Inc.	*†	2,244	62,495
MWI Veterinary Supply, Inc.	*†	1,472	92,957
National Healthcare Corp.		1,078	49,879
National Research Corp.		1,250	42,813
NovaMed, Inc.	*†	1,634	18,840
Omnicare, Inc.	†	19,797	502,646
Owens & Minor, Inc.	†	7,173	211,101
PDI, Inc.	*	864	9,107
PharMerica Corp.	*	4,132	47,311
Providence Service Corp. (The)	*	3,898	62,641
PSS World Medical, Inc.	*†	10,466	236,532
Psychemedics Corp.		902	7,378
RehabCare Group, Inc.	*	3,006	71,242
Rural/Metro Corp.	*†	8,016	116,873
Skilled Healthcare Group, Inc., Class A	*†	4,805	43,149
Sun Healthcare Group, Inc.	*†	1,478	18,711
Sunrise Senior Living, Inc.	*	17,453	95,119
Triple-S Management Corp., Class B (Puerto Rico)	*†	7,729	147,469
U.S. Physical Therapy, Inc.	*	2,083	41,285
Universal American Corp.		8,125	166,156
Universal Health Services, Inc., Class B		10,412	452,089
VCA Antech, Inc.	*	7,519	175,118
WellCare Health Plans, Inc.	*	5,183	156,630

			10,351,463

Health Care Technology—0.4%
Allscripts Healthcare Solutions, Inc.	*	24,649	474,986
athenahealth, Inc.	*†	3,145	128,882
Computer Programs & Systems, Inc.	†	3,593	168,296
Emdeon, Inc., Class A	*	13,453	182,154
MedAssets, Inc.	*	10,517	212,338
Medidata Solutions, Inc.	*	9,229	220,389
Mediware Information Systems, Inc.	*	1,191	12,803
Merge Healthcare, Inc.	*	9,619	35,879
Omnicell, Inc.	*	4,056	58,609
Quality Systems, Inc.	†	2,355	164,426
Vital Images, Inc.	*	1,498	20,942

			1,679,704

Hotels, Restaurants & Leisure—2.8%
AFC Enterprises, Inc.	*†	5,988	83,233
Ambassadors Group, Inc.		2,796	32,154
Ambassadors International, Inc.	*	66	106
Ameristar Casinos, Inc.	†	3,664	57,268

		Shares	Value

Bally Technologies, Inc.	*	6,636	$279,973
Benihana, Inc., Class A	*	680	5,528
Biglari Holdings, Inc.	*†	109	44,713
Bluegreen Corp.	*	1,800	5,796
Bob Evans Farms, Inc.		2,925	96,408
Boyd Gaming Corp.	*†	9,758	103,435
Brinker International, Inc.	†	13,492	281,713
Buffalo Wild Wings, Inc.	*†	3,130	137,251
California Pizza Kitchen, Inc.	*	2,265	39,139
CEC Entertainment, Inc.	*	1,994	77,427
Cheesecake Factory, Inc. (The)	*†	8,701	266,773
Chipotle Mexican Grill, Inc.	*	3,437	730,912
Choice Hotels International, Inc.	†	3,101	118,675
Churchill Downs, Inc.		1,567	68,008
Cosi, Inc.	*	16,495	20,124
Cracker Barrel Old Country Store, Inc.		2,103	115,181
DineEquity, Inc.	*	1,467	72,440
Domino’s Pizza, Inc.	*	5,079	81,010
Dover Downs Gaming & Entertainment, Inc.		1,687	5,736
Dover Motorsports, Inc.	*	1,645	2,928
Empire Resorts, Inc.	*†	2,513	2,588
Gaylord Entertainment Co.	*	5,614	201,767
Great Wolf Resorts, Inc.	*	3,072	8,049
Hyatt Hotels Corp., Class A	*	7,286	333,407
International Speedway Corp., Class A	†	3,250	85,053
Interval Leisure Group, Inc.	*†	2,598	41,932
Isle of Capri Casinos, Inc.	*	1,251	12,785
Jack in the Box, Inc.	*†	7,203	152,199
Jamba, Inc.	*	31,424	71,332
Krispy Kreme Doughnuts, Inc.	*	9,039	63,092
Las Vegas Sands Corp.	*†	50,991	2,343,036
Life Time Fitness, Inc.	*	3,802	155,844
Luby’s, Inc.	*	14,427	90,457
Marcus Corp.	†	1,805	23,952
McCormick & Schmick’s Seafood Restaurants, Inc.	*	5,172	47,013
MGM Resorts International	*†	52,586	780,902
Monarch Casino & Resort, Inc.	*	6,897	86,213
Morgans Hotel Group Co.	*	7,052	63,962
MTR Gaming Group, Inc.	*	4,525	9,141
Multimedia Games, Inc.	*	2,902	16,193
O’Charleys, Inc.	*†	3,157	22,730
Orient-Express Hotels Ltd., Class A (Bermuda)	*†	9,213	119,677
P.F. Chang’s China Bistro, Inc.	†	4,475	216,859
Panera Bread Co., Class A	*†	3,189	322,759
Papa John’s International, Inc.	*	2,356	65,261
Peet’s Coffee & Tea, Inc.	*†	1,297	54,137
Penn National Gaming, Inc.	*	12,013	422,257
Pinnacle Entertainment, Inc.	*	12,285	172,236
Red Robin Gourmet Burgers, Inc.	*†	1,203	25,828
Royal Caribbean Cruises Ltd.	*	22,482	1,056,654
Ruby Tuesday, Inc.	*	17,015	222,216
Scientific Games Corp., Class A	*	11,132	110,875
Shuffle Master, Inc.	*	6,463	74,001
Sonic Corp.	*	6,866	69,484
Speedway Motorsports, Inc.	†	1,680	25,738
Texas Roadhouse, Inc.	*	16,386	281,348
Vail Resorts, Inc.	*†	2,713	141,185
Wendy’s/Arby’s Group, Inc., Class A		50,951	235,394
WMS Industries, Inc.	*	4,326	195,708

			11,149,195

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Household Durables—1.0%
American Greetings Corp., Class A	†	6,434	$142,578
Bassett Furniture Industries, Inc.	*	610	2,562
Beazer Homes USA, Inc.	*†	20,825	112,247
Blyth, Inc.		877	30,239
Brookfield Homes Corp.	*†	858	8,065
Cavco Industries, Inc.	*†	1,216	56,775
CSS Industries, Inc.		1,140	23,495
Ethan Allen Interiors, Inc.		2,312	46,263
Furniture Brands International, Inc.	*†	4,572	23,500
Helen of Troy Ltd. (Bermuda)	*	3,172	94,335
Hooker Furniture Corp.	†	3,953	55,856
Hovnanian Enterprises, Inc., Class A	*†	34,417	140,766
Jarden Corp.		10,375	320,276
KB Home	†	21,849	294,743
Kid Brands, Inc.	*	1,157	9,892
La-Z-Boy, Inc.	*†	8,340	75,227
M/I Homes, Inc.	*	1,741	26,777
MDC Holdings, Inc.	†	5,581	160,565
Meritage Homes Corp.	*†	3,915	86,913
Mohawk Industries, Inc.	*	6,823	387,274
NVR, Inc.	*	555	383,516
Ryland Group, Inc.		7,546	128,508
Sealy Corp.	*†	6,171	18,019
Skyline Corp.	†	918	23,942
Standard Pacific Corp.	*†	22,550	103,730
Tempur-Pedic International, Inc.	*†	6,645	266,199
Toll Brothers, Inc.	*	25,120	477,280
Tupperware Brands Corp.		8,158	388,892
Universal Electronics, Inc.	*	3,125	88,656

			3,977,090

Household Products—0.4%
Central Garden and Pet Co., Class A	*†	2,770	27,368
Church & Dwight Co., Inc.		10,959	756,390
Energizer Holdings, Inc.	*	8,869	646,550
WD-40 Co.	†	2,756	111,012

			1,541,320

Independent Power Producers & Energy Traders—0.4%
Calpine Corp.	*	61,775	824,078
Dynegy, Inc.	*	14,760	82,951
GenOn Energy, Inc.	*	76,799	292,604
Ormat Technologies, Inc.	†	8,184	242,083

			1,441,716

Industrial Conglomerates—0.2%
Carlisle Cos., Inc.		9,558	379,835
Raven Industries, Inc.	†	5,412	258,098
Seaboard Corp.		43	85,613
Standex International Corp.	†	1,584	47,377
Tredegar Corp.		2,467	47,811

			818,734

Insurance—4.4%
Alleghany Corp.	*	554	169,729
Allied World Assurance Co. Holdings Ltd. (Switzerland)		6,514	387,192
Alterra Capital Holdings Ltd. (Bermuda)		11,392	246,523

		Shares	Value

American Financial Group, Inc.		15,765	$509,052
American National Insurance Co.		3,374	288,882
American Safety Insurance Holdings Ltd.	*†	8,481	181,324
AMERISAFE, Inc.	*†	5,765	100,887
Amtrust Financial Services, Inc.	†	12,552	219,660
Arch Capital Group Ltd. (Bermuda)	*	7,612	670,237
Argo Group International Holdings Ltd. (Bermuda)	†	3,031	113,511
Arthur J. Gallagher & Co.		14,841	431,576
Aspen Insurance Holdings Ltd. (Bermuda)		12,941	370,371
Assured Guaranty Ltd. (Bermuda)		13,965	247,181
Axis Capital Holdings Ltd. (Bermuda)		19,962	716,237
Baldwin & Lyons, Inc., Class B	†	1,316	30,965
Brown & Brown, Inc.	†	19,533	467,620
Citizens, Inc.	*†	31,776	236,731
CNA Financial Corp.	*	6,244	168,900
CNA Surety Corp.	*	1,486	35,188
CNO Financial Group, Inc.	*	33,835	229,401
Crawford & Co., Class B	*†	3,543	12,046
Delphi Financial Group, Inc., Class A	†	5,179	149,362
eHealth, Inc.	*†	4,999	70,936
EMC Insurance Group, Inc.	†	1,041	23,568
Employers Holdings, Inc.		6,914	120,857
Endurance Specialty Holdings Ltd. (Bermuda)		7,486	344,880
Enstar Group Ltd. (Bermuda)	*	626	52,947
Erie Indemnity Co., Class A		3,864	252,976
Everest Re Group Ltd. (Bermuda)		6,724	570,330
FBL Financial Group, Inc., Class A		2,268	65,024
Fidelity National Financial, Inc., Class A		31,906	436,474
First American Financial Corp.		12,535	187,273
First Mercury Financial Corp.		2,785	45,674
Flagstone Reinsurance Holdings SA (Luxembourg)		8,988	113,249
FPIC Insurance Group, Inc.	*†	2,681	99,090
Greenlight Capital Re Ltd., Class A (Cayman Islands)	*†	4,754	127,455
Hanover Insurance Group, Inc. (The)		6,654	310,875
Harleysville Group, Inc.	†	1,278	46,954
HCC Insurance Holdings, Inc.		16,106	466,108
Hilltop Holdings, Inc.	*†	7,621	75,600
Horace Mann Educators Corp.		7,132	128,661
Independence Holding Co.		5,932	47,693
Infinity Property & Casualty Corp.		1,280	79,104
Kansas City Life Insurance Co.		1,203	39,735
Markel Corp.	*	1,119	423,127
MBIA, Inc.	*	16,126	193,351
Meadowbrook Insurance Group, Inc.	†	24,587	252,017
Mercury General Corp.		4,983	214,319
Montpelier Re Holdings Ltd. (Bermuda)	†	15,462	308,312
National Financial Partners Corp.	*	8,123	108,848
Navigators Group, Inc. (The)	*†	1,745	87,861
Old Republic International Corp.	†	38,160	520,121
OneBeacon Insurance Group Ltd., Class A	†	6,290	95,356

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
PartnerRe Ltd. (Bermuda)		8,968	$720,579
Phoenix Cos., Inc. (The)	*	29,424	74,737
Platinum Underwriters Holdings Ltd. (Bermuda)		7,987	359,175
Presidential Life Corp.		2,568	25,500
ProAssurance Corp.	*	2,725	165,135
Protective Life Corp.		9,843	262,218
Reinsurance Group of America, Inc.		10,510	564,492
RenaissanceRe Holdings Ltd. (Bermuda)		7,557	481,305
RLI Corp.	†	1,980	104,089
Safety Insurance Group, Inc.	†	1,536	73,068
SeaBright Holdings, Inc.	†	3,141	28,960
Selective Insurance Group, Inc.		7,536	136,778
StanCorp Financial Group, Inc.	†	8,779	396,284
State Auto Financial Corp.		2,585	45,031
Stewart Information Services Corp.		1,684	19,417
Symetra Financial Corp.		15,274	209,254
Tower Group, Inc.		3,847	98,406
Transatlantic Holdings, Inc.		8,084	417,296
United Fire & Casualty Co.	†	2,592	57,853
Unitrin, Inc.		10,658	261,547
Validus Holdings Ltd. (Bermuda)		11,164	341,730
W.R. Berkley Corp.		23,678	648,304
Wesco Financial Corp.		115	42,367
White Mountains Insurance Group Ltd.		706	236,934

			17,661,809

Internet & Catalog Retail—0.5%
1-800-Flowers.com, Inc., Class A	*	2,113	5,684
Blue Nile, Inc.	*†	2,444	139,455
dELiA*s, Inc.	*	2,555	4,446
Drugstore.Com, Inc.	*†	18,137	40,083
Geeknet, Inc.	*	661	16,518
Hollywood Media Corp.	*	15,979	26,206
HSN, Inc.	*†	4,954	151,790
Liberty Media Corp.—Interactive, Series A	*	81,365	1,283,126
Nutrisystem, Inc.	†	5,029	105,760
Overstock.com, Inc.	*†	3,326	54,812
Shutterfly, Inc.	*†	9,470	331,734
Valuevision Media, Inc., Class A	*	6,193	37,839

			2,197,453

Internet Software & Services—1.3%
AOL, Inc.	*	21,231	503,387
Art Technology Group, Inc.	*	29,993	179,358
Autobytel, Inc.	*	4,755	4,089
comScore, Inc.	*	2,914	65,011
Constant Contact, Inc.	*†	8,587	266,111
DealerTrack Holdings, Inc.	*†	4,113	82,548
Digital River, Inc.	*	4,580	157,644
Earthlink, Inc.	†	22,568	194,085
Equinix, Inc.	*	4,323	351,287
GSI Commerce, Inc.	*†	7,857	182,282
IAC/InterActiveCorp	*	17,320	497,084
Imergent, Inc.	†	1,043	4,683
Infospace, Inc.	*	4,619	38,338
Internap Network Services Corp.	*	8,921	54,240
Ipass, Inc.	*†	6,163	7,704
j2 Global Communications, Inc.	*†	4,168	120,664
Keynote Systems, Inc.		3,262	47,690

		Shares	Value

Knot, Inc. (The)	*	3,458	$34,165
Limelight Networks, Inc.	*	3,711	21,561
LivePerson, Inc.	*	3,334	37,674
LogMeIn, Inc.	*†	6,170	273,578
Looksmart Ltd.	*	4,010	8,461
LoopNet, Inc.	*†	6,344	70,482
Marchex, Inc., Class B		2,710	25,853
ModusLink Global Solutions, Inc.	*†	3,461	23,189
Move, Inc.	*	23,595	60,639
NaviSite, Inc.	*	15,218	56,154
NIC, Inc.		6,673	64,795
OpenTable, Inc.	*†	4,703	331,467
Openwave Systems, Inc.	*	11,650	24,698
Perficient, Inc.	*	2,090	26,125
Rackspace Hosting, Inc.	*	12,978	407,639
RealNetworks, Inc.	*	10,782	45,284
Saba Software, Inc.	*	3,576	21,885
SAVVIS, Inc.	*†	5,036	128,519
Stamps.com, Inc.		2,642	35,007
support.com, Inc.	*†	4,962	32,154
Terremark Worldwide, Inc.	*†	7,961	103,095
United Online, Inc.	†	10,506	69,340
ValueClick, Inc.	*	8,439	135,277
Vertro, Inc.	*	1,316	6,448
Vocus, Inc.	*†	2,731	75,540
Web.com Group, Inc.	*	1,785	15,083
WebMD Health Corp.	*	4,097	209,193
WebMediaBrands, Inc.	*	4,020	6,432
Zix Corp.	*†	12,056	51,479

			5,157,421

IT Services—1.8%
Acxiom Corp.	*	7,115	122,022
Alliance Data Systems Corp.	*†	7,629	541,888
Broadridge Financial Solutions, Inc.		24,150	529,609
CACI International, Inc., Class A	*	3,963	211,624
Cass Information Systems, Inc.	†	1,213	46,021
Ciber, Inc.	*†	9,001	42,125
Convergys Corp.	*	17,729	233,491
CoreLogic, Inc.		15,057	278,856
CSG Systems International, Inc.	*	3,644	69,017
DST Systems, Inc.		9,787	434,053
Edgewater Technology, Inc.	*	2,568	6,035
Euronet Worldwide, Inc.	*	6,728	117,336
Forrester Research, Inc.		1,573	55,511
Gartner, Inc., Class A	*†	14,879	493,983
Genpact Ltd. (Bermuda)	*	28,763	437,198
Global Cash Access Holdings, Inc.	*†	21,059	67,178
Global Payments, Inc.	†	10,227	472,590
Hackett Group, Inc. (The)	*†	7,902	27,736
Heartland Payment Systems, Inc.	†	4,979	76,776
iGATE Corp.	†	2,997	59,071
Integral Systems, Inc.	*	2,356	23,348
Jack Henry & Associates, Inc.		9,184	267,714
Lender Processing Services, Inc.		11,943	352,557
Lionbridge Technologies, Inc.	*†	18,369	67,782
Management Network Group, Inc.	*	320	832
Mantech International Corp., Class A	*	3,037	125,519
Mastech Holdings, Inc.	*	357	1,506
MAXIMUS, Inc.		1,558	102,174
MoneyGram International, Inc.	*	21,470	58,184
NCI, Inc., Class A	*	1,956	44,968

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
NeuStar, Inc., Class A	*	13,679	$356,338
Online Resources Corp.	*	2,780	12,927
Pfsweb, Inc.	*	1,209	4,788
Sapient Corp.		25,306	306,203
SRA International, Inc., Class A	*	6,056	123,845
StarTek, Inc.	*	1,875	9,506
Syntel, Inc.		2,510	119,953
TeleTech Holdings, Inc.	*†	4,611	94,940
TNS, Inc.	*†	6,651	138,341
Unisys Corp.	*	7,450	192,880
VeriFone Systems, Inc.	*	12,594	485,625
Wright Express Corp.	*	3,489	160,494
XETA Technologies, Inc.	*	1,947	5,783

			7,378,327

Leisure Equipment & Products—0.2%
Arctic Cat, Inc.	*	1,738	25,444
Brunswick Corp.	†	10,281	192,666
Callaway Golf Co.	†	5,616	45,321
Eastman Kodak Co.	*	13,983	74,949
Jakks Pacific, Inc.	*†	2,425	44,184
Leapfrog Enterprises, Inc.	*	9,896	54,923
Nautilus, Inc.	*	2,480	4,414
Polaris Industries, Inc.	†	3,264	254,657
RC2 Corp.	*	1,530	33,308
Smith & Wesson Holding Corp.	*†	46,824	175,122
Steinway Musical Instruments, Inc.	*	1,536	30,490
Sturm Ruger & Co., Inc.		2,146	32,812

			968,290

Life Sciences Tools & Services—1.2%
Accelrys, Inc.	*	6,341	52,630
Affymetrix, Inc.	*	8,830	44,415
Albany Molecular Research, Inc.	*†	2,944	16,545
Bio-Rad Laboratories, Inc., Class A	*	2,830	293,895
Bruker Corp.	*	17,337	287,794
Caliper Life Sciences, Inc.	*†	3,187	20,206
Cambrex Corp.	*	2,958	15,293
Charles River Laboratories International, Inc.	*†	11,030	392,006
Covance, Inc.	*†	6,511	334,730
Dionex Corp.	*	1,461	172,413
Enzo Biochem, Inc.	*†	6,306	33,296
eResearchTechnology, Inc.	*	6,233	45,812
Furiex Pharmaceuticals, Inc.	*	1,473	21,285
Illumina, Inc.	*†	20,297	1,285,612
Kendle International, Inc.	*	1,230	13,395
Luminex Corp.	*	4,012	73,339
Mettler-Toledo International, Inc. (Switzerland)	*	3,252	491,735
Parexel International Corp.	*	8,690	184,489
Pharmaceutical Product Development, Inc.		20,092	545,297
Sequenom, Inc.	*	20,941	167,947
Techne Corp.	†	3,552	233,260

			4,725,394

Machinery—4.4%
3D Systems Corp.	*	2,259	71,136
Actuant Corp., Class A	†	10,878	289,572
AGCO Corp.	*	9,872	500,115

		Shares	Value

Albany International Corp., Class A	†	2,060	$48,801
Ampco-Pittsburgh Corp.	†	986	27,657
ArvinMeritor, Inc.	*	20,436	419,347
Astec Industries, Inc.	*†	1,849	59,926
Badger Meter, Inc.	†	4,287	189,571
Barnes Group, Inc.	†	6,657	137,600
Blount International, Inc.	*	5,160	81,322
Briggs & Stratton Corp.	†	6,930	136,452
Bucyrus International, Inc.		13,303	1,189,288
Cascade Corp.		779	36,831
Chart Industries, Inc.	*	2,690	90,868
CIRCOR International, Inc.	†	1,935	81,812
CLARCOR, Inc.	†	9,375	402,094
Colfax Corp.	*†	7,548	138,959
Columbus McKinnon Corp.	*†	4,765	96,825
Commercial Vehicle Group, Inc.	*	6,660	108,225
Crane Co.		11,091	455,507
Donaldson Co., Inc.		12,470	726,752
Dynamic Materials Corp.	†	11,300	255,041
EnPro Industries, Inc.	*†	3,150	130,914
ESCO Technologies, Inc.	†	1,735	65,652
Federal Signal Corp.	†	4,784	32,818
Flow International Corp.	*	9,896	40,475
Force Protection, Inc.	*	26,560	146,346
FreightCar America, Inc.	†	2,798	80,974
Gardner Denver, Inc.		9,566	658,332
Gorman-Rupp Co. (The)	†	1,890	61,085
Graco, Inc.	†	10,958	432,293
Graham Corp.	†	882	17,640
Greenbrier Cos., Inc.	*	1,812	38,034
Harsco Corp.		12,780	361,930
Hurco Cos., Inc.	*	1,248	29,515
IDEX Corp.		13,533	529,411
John Bean Technologies Corp.		3,917	78,849
Joy Global, Inc.		17,352	1,505,286
Kadant, Inc.	*†	1,553	36,604
Kaydon Corp.	†	5,552	226,077
Kennametal, Inc.	†	13,046	514,795
L.B. Foster Co., Class A	*†	951	38,934
Lincoln Electric Holdings, Inc.		4,042	263,821
Lindsay Corp.	†	969	57,588
Lydall, Inc.	*	2,150	17,307
Manitowoc Co., Inc. (The)		19,361	253,823
Middleby Corp.	*	2,361	199,316
Mueller Industries, Inc.		4,118	134,659
Mueller Water Products, Inc., Class A	†	30,046	125,292
NACCO Industries, Inc., Class A		310	33,595
Navistar International Corp.	*	7,357	426,044
NN, Inc.	*	6,804	84,097
Nordson Corp.	†	3,383	310,830
Oshkosh Corp.	*	12,272	432,465
Pentair, Inc.		15,405	562,437
RBC Bearings, Inc.	*	6,724	262,774
Robbins & Myers, Inc.	†	4,277	153,031
Sauer-Danfoss, Inc.	*	5,746	162,324
SPX Corp.		5,152	368,316
Tecumseh Products Co., Class A	*	1,703	22,224
Tennant Co.	†	1,394	53,544
Terex Corp.	*	17,823	553,226
Timken Co.		12,464	594,907
Titan International, Inc.	†	8,796	171,874
Toro Co. (The)	†	4,316	266,038

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Trinity Industries, Inc.	†	7,537	$200,560
Valmont Industries, Inc.	†	2,775	246,226
Wabash National Corp.	*	3,620	42,897
WABCO Holdings, Inc.	*	11,639	709,164
Wabtec Corp.		8,755	463,052
Watts Water Technologies, Inc., Class A	†	4,404	161,142

			17,902,238

Marine—0.2%
Alexander & Baldwin, Inc.		4,742	189,822
Eagle Bulk Shipping, Inc.	*†	18,926	94,251
Excel Maritime Carriers Ltd. (Greece)	*†	15,008	84,495
Genco Shipping & Trading Ltd.	*	17,848	257,011
International Shipholding Corp.		724	18,390
Kirby Corp.	*	6,674	293,990

			937,959

Media—2.2%
A.H. Belo Corp., Class A	*	3,861	33,591
Arbitron, Inc.	†	2,655	110,236
Ascent Media Corp., Class A	*†	2,424	93,954
Belo Corp., Class A	*	17,842	126,321
Carmike Cinemas, Inc.	*	6,117	47,223
Cinemark Holdings, Inc.		12,853	221,586
CKX, Inc.	*	6,718	27,074
Clear Channel Outdoor Holdings, Inc., Class A	*	15,029	211,007
Crown Media Holdings, Inc., Class A	*†	4,399	11,525
Cumulus Media, Inc., Class A	*†	3,854	16,611
DISH Network Corp., Class A	*	33,651	661,579
DreamWorks Animation SKG, Inc., Class A	*†	10,743	316,596
E.W. Scripps Co., (The), Class A	*†	8,186	83,088
Emmis Communications Corp., Class A	*	4,461	3,390
Entercom Communications Corp., Class A	*	1,873	21,689
Entravision Communications Corp., Class A	*	4,930	12,670
Gray Television, Inc.	*	3,878	7,252
Harris Interactive, Inc.	*	6,590	8,040
Harte-Hanks, Inc.		4,646	59,329
John Wiley & Sons, Inc., Class A	†	5,504	249,001
Journal Communications, Inc., Class A	*	3,220	16,261
Lamar Advertising Co., Class A	*†	8,776	349,636
Lee Enterprises, Inc.	*†	6,600	16,236
Liberty Global, Inc., Series A	*†	21,486	760,175
Liberty Media Corp.—Capital, Series A	*	10,469	654,941
Liberty Media Corp.—Starz, Series A	*	9,586	637,277
LIN TV Corp., Class A	*	2,390	12,667
Live Nation Entertainment, Inc.	*	17,904	204,464
Madison Square Garden, Inc., Class A	*	14,922	384,689
Martha Stewart Living Omnimedia, Class A	*†	20,003	88,413
McClatchy Co. (The), Class A	*†	3,506	16,373

		Shares	Value

Media General, Inc., Class A	*†	1,595	$9,219
Mediacom Communications Corp., Class A	*	11,744	99,354
Morningstar, Inc.	†	5,535	293,798
National CineMedia, Inc.		3,917	77,987
Navarre Corp.	*	6,720	14,246
New Frontier Media, Inc.	*	6,104	10,438
New York Times Co. (The), Class A	*†	11,654	114,209
Playboy Enterprises, Inc., Class B	*	1,251	6,530
PRIMEDIA, Inc.		5,508	23,134
Radio Unica Communications Corp.	*‡d	1,900	—
Regal Entertainment Group, Class A	†	18,629	218,704
Salem Communications Corp., Class A	†	850	2,695
Scholastic Corp.	†	2,095	61,886
Sinclair Broadcast Group, Inc., Class A		4,220	34,520
Sirius XM Radio, Inc.	*†	646,649	1,060,504
Valassis Communications, Inc.	*†	5,634	182,260
Value Line, Inc.		573	8,280
Virgin Media, Inc.	†	40,630	1,106,761
Warner Music Group Corp.	*	4,960	27,925
World Wrestling Entertainment, Inc., Class A	†	2,315	32,966

			8,848,310

Metals & Mining—1.9%
Allied Nevada Gold Corp.	*†	14,263	375,260
AMCOL International Corp.		2,631	81,561
Brush Engineered Materials, Inc.	*†	2,925	113,022
Carpenter Technology Corp.	†	4,339	174,601
Century Aluminum Co.	*	15,081	234,208
Coeur d’Alene Mines Corp.	*†	18,181	496,705
Commercial Metals Co.		11,670	193,605
Compass Minerals International, Inc.	†	2,781	248,260
Contango ORE, Inc.	*†	273	2,867
Globe Specialty Metals, Inc.		11,348	193,937
Haynes International, Inc.		1,057	44,214
Hecla Mining Co.	*†	42,539	478,989
Horsehead Holding Corp.	*†	11,452	149,334
Kaiser Aluminum Corp.		2,084	104,388
Molycorp, Inc.	*†	6,856	342,114
Olympic Steel, Inc.	†	3,361	96,393
Reliance Steel & Aluminum Co.		9,657	493,473
Rock of Ages Corp.	*	1,387	7,254
Royal Gold, Inc.		6,918	377,930
RTI International Metals, Inc.	*	3,141	84,744
Schnitzer Steel Industries, Inc., Class A		1,822	120,963
Southern Copper Corp.		29,910	1,457,813
Steel Dynamics, Inc.		42,665	780,770
Stillwater Mining Co.	*	10,913	232,993
Universal Stainless & Alloy Products, Inc.	*	2,058	64,374
Walter Energy, Inc.		6,382	815,875
Worthington Industries, Inc.	†	6,637	122,121

			7,887,768

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Multiline Retail—0.5%
99 Cents Only Stores	*†	13,244	$211,109
Dillard’s, Inc., Class A	†	7,476	283,639
Dollar General Corp.	*†	7,093	217,542
Dollar Tree, Inc.	*	18,300	1,026,264
Fred’s, Inc., Class A		3,463	47,651
Retail Ventures, Inc.	*†	5,577	90,905
Saks, Inc.	*	24,378	260,845
Tuesday Morning Corp.	*	1,816	9,589

			2,147,544

Multi-Utilities—0.9%
Alliant Energy Corp.		16,663	612,698
Avista Corp.		7,246	163,180
Black Hills Corp.		6,724	201,720
CH Energy Group, Inc.	†	1,512	73,922
MDU Resources Group, Inc.		35,399	717,538
NorthWestern Corp.		4,784	137,923
NSTAR		17,845	752,880
OGE Energy Corp.		12,390	564,241
Vectren Corp.		13,889	352,503

			3,576,605

Office Electronics—0.1%
Zebra Technologies Corp., Class A	*†	6,386	242,604

Oil, Gas & Consumable Fuels—4.8%
Abraxas Petroleum Corp.	*†	16,368	74,802
Adams Resources & Energy, Inc.		1,462	35,307
Alpha Natural Resources, Inc.	*	14,968	898,529
Apco Oil and Gas International, Inc.	†	2,488	143,060
Approach Resources, Inc.	*†	10,395	240,124
Arch Coal, Inc.		20,750	727,495
Atlas Energy, Inc.	*	13,128	577,238
ATP Oil & Gas Corp.	*†	8,607	144,081
Berry Petroleum Co., Class A	†	5,687	248,522
Bill Barrett Corp.	*†	5,298	217,907
Blue Dolphin Energy Co.	*†	521	1,229
BP Prudhoe Bay Royalty Trust		1,774	224,482
BPZ Resources, Inc.	*†	15,708	74,770
Brigham Exploration Co.	*†	25,085	683,315
Callon Petroleum Co.	*†	10,054	59,520
Carrizo Oil & Gas, Inc.	*	4,220	145,548
Cheniere Energy, Inc.	*†	10,013	55,272
Cimarex Energy Co.		11,602	1,027,125
Clayton Williams Energy, Inc.	*	1,241	104,207
Cloud Peak Energy, Inc.	*	12,175	282,825
Comstock Resources, Inc.	*†	7,231	177,593
Concho Resources, Inc.	*†	12,192	1,068,873
Contango Oil & Gas Co.	*	2,731	158,207
Continental Resources, Inc.	*	8,302	488,573
CREDO Petroleum Corp.	*	5,377	43,554
Cross Timbers Royalty Trust		833	33,220
Crosstex Energy, Inc.		3,995	35,396
CVR Energy, Inc.	*	16,068	243,912
Delta Petroleum Corp.	*†	33,866	25,738
DHT Holdings, Inc. (Jersey, Channel Islands)		5,478	25,473
Energy XXI Bermuda Ltd. (Bermuda)	*	7,623	210,928
Evergreen Energy, Inc.	*	373	242
EXCO Resources, Inc.		36,954	717,647

		Shares	Value

Forest Oil Corp.	*†	16,617	$630,947
Frontier Oil Corp.	*	11,462	206,431
FX Energy, Inc.	*	12,608	77,539
General Maritime Corp.	†	19,264	62,608
GMX Resources, Inc.	*†	4,998	27,589
Goodrich Petroleum Corp.	*	5,466	96,420
Harvest Natural Resources, Inc.	*	4,175	50,810
Holly Corp.	†	5,010	204,258
Hugoton Royalty Trust		8,143	167,094
International Coal Group, Inc.	*	16,693	129,204
James River Coal Co.	*†	6,651	168,470
Kodiak Oil & Gas Corp.	*†	31,555	208,263
McMoRan Exploration Co.	*	16,876	289,255
NGAS Resources, Inc.	*	6,300	3,528
Northern Oil and Gas, Inc.	*	3,099	84,324
Oasis Petroleum, Inc.	*	6,600	178,992
Overseas Shipholding Group, Inc.		3,627	128,468
Pacific Ethanol, Inc.	*†	9,943	7,176
Patriot Coal Corp.	*	21,738	421,065
Penn Virginia Corp.	†	4,723	79,441
Petrohawk Energy Corp.	*	39,401	719,068
Petroleum Development Corp.	*†	2,826	119,285
Petroquest Energy, Inc.	*†	10,028	75,511
Plains Exploration & Production Co.	*	18,178	584,241
PostRock Energy Corp.	*	295	1,074
Quicksilver Resources, Inc.	*	22,131	326,211
Rentech, Inc.	*	24,671	30,099
REX American Resources Corp.	*	1,034	15,882
Rosetta Resources, Inc.	*†	6,946	261,447
SandRidge Energy, Inc.	*†	63,115	462,002
Ship Finance International Ltd. (Bermuda)	†	11,830	254,581
SM Energy Co.		7,595	447,573
Southern Union Co.		24,966	600,932
Stone Energy Corp.	*	8,206	182,912
Swift Energy Co.	*†	4,183	163,764
Syntroleum Corp.	*	9,066	16,772
Teekay Corp. (Canada)	†	4,298	142,178
Tengasco, Inc.	*	9,394	6,012
Toreador Resources Corp. (France)	*†	3,690	57,269
Tri-Valley Corp.	*†	10,477	5,972
Ultra Petroleum Corp.	*†	21,475	1,025,861
Uranium Resources, Inc.	*	5,500	18,700
USEC, Inc.	*	13,495	81,240
Vaalco Energy, Inc.	*	19,746	141,381
Verenium Corp.	*	149	477
W&T Offshore, Inc.	†	8,355	149,304
Warren Resources, Inc.	*	8,229	37,195
Western Refining, Inc.	*†	22,939	242,695
Westmoreland Coal Co.	*	2,951	35,235
Whiting Petroleum Corp.	*	6,931	812,244
World Fuel Services Corp.		5,432	196,421

			19,630,134

Paper & Forest Products—0.3%
Buckeye Technologies, Inc.	†	10,307	216,550
Clearwater Paper Corp.	*	1,554	121,678
Deltic Timber Corp.	†	1,046	58,932
Domtar Corp. (Canada)		6,225	472,602
Louisiana-Pacific Corp.	*†	14,060	133,007
Neenah Paper, Inc.		2,110	41,525
P.H. Glatfelter Co.	†	8,941	109,706

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Schweitzer-Mauduit International, Inc.		1,838	$115,647
Wausau Paper Corp.	†	10,805	93,031

			1,362,678

Personal Products—0.5%
Alberto-Culver Co.		19,243	712,761
Elizabeth Arden, Inc.	*†	2,728	62,771
Herbalife Ltd. (Cayman Islands)		7,528	514,689
Mannatech, Inc.	*	2,631	4,736
Medifast, Inc.	*†	5,021	145,007
Nu Skin Enterprises, Inc., Class A	†	10,501	317,760
Prestige Brands Holdings, Inc.	*†	21,896	261,657
Reliv International, Inc.		3,018	5,704
USANA Health Sciences, Inc.	*	2,706	117,576

			2,142,661

Pharmaceuticals—1.2%
Adolor Corp.	*	8,628	10,440
Alexza Pharmaceuticals, Inc.	*†	102,706	128,383
Auxilium Pharmaceuticals, Inc.	*†	7,514	158,545
AVANIR Pharmaceuticals, Inc., Class A	*†	12,277	50,090
BioMimetic Therapeutics, Inc.	*	7,095	90,106
Cadence Pharmaceuticals, Inc.	*†	9,924	74,926
Columbia Laboratories, Inc.	*	5,940	13,484
CPEX Pharmaceuticals, Inc.	*	201	4,925
Cypress Bioscience, Inc.	*	4,031	26,121
Depomed, Inc.	*	37,197	236,573
Durect Corp.	*	7,330	25,288
Emisphere Technologies, Inc.	*†	3,412	8,223
Endo Pharmaceuticals Holdings, Inc.	*	18,855	673,312
Heska Corp.	*	446	2,214
Hi-Tech Pharmacal Co., Inc.	*†	2,404	59,980
Impax Laboratories, Inc.	*	6,376	128,221
Inspire Pharmaceuticals, Inc.	*†	6,562	55,121
King Pharmaceuticals, Inc.	*	30,412	427,289
KV Pharmaceutical Co., Class A	*†	3,009	7,673
Matrixx Initiatives, Inc.	*	1,810	15,313
Medicines Co. (The)	*	6,101	86,207
Medicis Pharmaceutical Corp., Class A		7,704	206,390
Nektar Therapeutics	*†	9,644	123,925
Obagi Medical Products, Inc.	*†	2,119	24,474
Optimer Pharmaceuticals, Inc.	*	4,269	48,282
Pain Therapeutics, Inc.	*	10,298	69,512
Par Pharmaceutical Cos., Inc.	*†	5,727	220,547
Perrigo Co.		12,078	764,900
Pozen, Inc.	*	1,922	12,781
Questcor Pharmaceuticals, Inc.	*	19,124	281,697
Salix Pharmaceuticals Ltd.	*†	6,784	318,577
Santarus, Inc.	*†	11,760	38,455
SuperGen, Inc.	*	3,719	9,744
Viropharma, Inc.	*†	9,892	171,329
Vivus, Inc.	*†	23,293	218,255
XenoPort, Inc.	*	3,786	32,257

			4,823,559

		Shares	Value

Professional Services—1.1%
Acacia Research—Acacia Technologies	*	6,281	$162,929
Administaff, Inc.	†	2,357	69,060
Advisory Board Co. (The)	*	1,300	61,919
Barrett Business Services, Inc.	†	3,976	61,827
CBIZ, Inc.	*†	25,809	161,048
CDI Corp.	†	2,129	39,578
Corporate Executive Board Co. (The)		5,127	192,519
CoStar Group, Inc.	*†	1,557	89,621
CRA International, Inc.	*	1,427	33,549
Exponent, Inc.	*	1,790	67,179
FTI Consulting, Inc.	*†	8,369	311,996
Heidrick & Struggles International, Inc.		2,178	62,400
Hudson Highland Group, Inc.	*†	10,844	63,220
Huron Consulting Group, Inc.	*†	2,888	76,387
ICF International, Inc.	*†	8,590	220,935
IHS, Inc., Class A	*†	4,830	388,284
Kelly Services, Inc., Class A	*	2,431	45,703
Kforce, Inc.	*†	3,398	54,980
Korn/Ferry International	*†	6,481	149,776
LECG Corp.	*	2,344	3,235
Manpower, Inc.		8,866	556,430
Navigant Consulting, Inc.	*	8,394	77,225
Odyssey Marine Exploration, Inc.	*†	8,263	22,971
On Assignment, Inc.	*	3,093	25,208
RCM Technologies, Inc.	*	13,065	60,621
Resources Connection, Inc.	†	3,825	71,107
School Specialty, Inc.	*	1,184	16,493
SFN Group, Inc.	*	8,512	83,077
Towers Watson & Co., Class A		9,441	491,498
TrueBlue, Inc.	*†	5,703	102,597
Verisk Analytics, Inc., Class A	*	14,234	485,095
Volt Information Sciences, Inc.	*	1,251	10,821

			4,319,288

Real Estate Investment Trusts (REITs)—7.7%
Acadia Realty Trust REIT		12,971	236,591
Agree Realty Corp. REIT	†	2,037	53,349
Alexander’s, Inc. REIT	†	319	131,517
Alexandria Real Estate Equities, Inc. REIT		5,971	437,435
AMB Property Corp. REIT	†	21,075	668,288
American Campus Communities, Inc. REIT		11,180	355,077
American Capital Agency Corp. REIT		8,327	239,318
Annaly Capital Management, Inc. REIT		87,672	1,571,082
Anworth Mortgage Asset Corp. REIT		22,080	154,560
Arbor Realty Trust, Inc. REIT	*	6,648	39,622
Ashford Hospitality Trust, Inc. REIT	*	19,635	189,478
Associated Estates Realty Corp. REIT	†	16,034	245,160
BioMed Realty Trust, Inc. REIT	†	12,361	230,533
Brandywine Realty Trust REIT		16,645	193,914
BRE Properties, Inc. REIT	†	10,093	439,045
BRT Realty Trust REIT	*	9,712	69,829
Camden Property Trust REIT		8,614	464,984
Capital Trust, Inc., Class A REIT	*†	4,198	6,507

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
CapLease, Inc. REIT		35,097	$204,265
Capstead Mortgage Corp. REIT	†	22,715	285,982
CBL & Associates Properties, Inc. REIT	†	32,319	565,582
Cedar Shopping Centers, Inc. REIT	†	4,496	28,280
Chimera Investment Corp. REIT		109,899	451,685
Cogdell Spencer, Inc. REIT	†	34,330	199,114
Cohen & Co., Inc. REIT		4,976	21,596
Colonial Properties Trust REIT	†	13,349	240,949
CommonWealth REIT REIT		7,412	189,080
Corporate Office Properties Trust REIT		12,130	423,944
Cousins Properties, Inc. REIT		27,586	230,067
Cypress Sharpridge Investments, Inc. REIT		19,462	251,254
DCT Industrial Trust, Inc. REIT		18,769	99,663
Developers Diversified Realty Corp. REIT		29,153	410,766
DiamondRock Hospitality Co. REIT	*†	19,022	228,264
Digital Realty Trust, Inc. REIT	†	11,639	599,874
Douglas Emmett, Inc. REIT	†	16,696	277,154
Duke Realty Corp. REIT		32,206	401,287
DuPont Fabros Technology, Inc. REIT	†	12,750	271,192
EastGroup Properties, Inc. REIT	†	4,774	202,036
Education Realty Trust, Inc. REIT		26,773	208,026
Entertainment Properties Trust REIT	†	7,132	329,855
Equity Lifestyle Properties, Inc. REIT		5,892	329,540
Equity One, Inc. REIT		13,791	250,720
Essex Property Trust, Inc. REIT	†	3,421	390,747
Extra Space Storage, Inc. REIT		20,404	355,030
Federal Realty Investment Trust REIT		10,267	800,107
FelCor Lodging Trust, Inc. REIT	*†	17,415	122,602
First Industrial Realty Trust, Inc. REIT	*†	9,070	79,453
First Potomac Realty Trust REIT	†	6,039	101,576
Franklin Street Properties Corp. REIT	†	11,277	160,697
General Growth Properties, Inc. REIT		59,158	915,766
Getty Realty Corp. REIT		1,935	60,527
Glimcher Realty Trust REIT		14,486	121,682
Government Properties Income Trust REIT	†	12,220	327,374
Gramercy Capital Corp. REIT	*†	3,048	7,041
Hatteras Financial Corp. REIT	†	6,767	204,837
Healthcare Realty Trust, Inc. REIT	†	14,792	313,147
Hersha Hospitality Trust REIT		37,283	246,068
Highwoods Properties, Inc. REIT	†	10,180	324,233
Home Properties, Inc. REIT	†	4,595	254,977
Hospitality Properties Trust REIT	†	16,708	384,952
Inland Real Estate Corp. REIT	†	18,924	166,531
Invesco Mortgage Capital, Inc. REIT	†	13,756	300,431

		Shares	Value

Investors Real Estate Trust REIT		8,064	$72,334
iStar Financial, Inc. REIT	*	10,429	81,555
Kilroy Realty Corp. REIT	†	5,766	210,286
Kite Realty Group Trust REIT		13,680	74,009
LaSalle Hotel Properties REIT		10,283	271,471
Lexington Realty Trust REIT	†	15,470	122,987
Liberty Property Trust REIT		13,461	429,675
LTC Properties, Inc. REIT	†	4,639	130,263
Macerich Co. (The) REIT		19,090	904,293
Mack-Cali Realty Corp. REIT		13,743	454,344
Medical Properties Trust, Inc. REIT	†	19,178	207,698
MFA Financial, Inc. REIT		24,174	197,260
Mid-America Apartment Communities, Inc. REIT	†	5,382	341,703
Mission West Properties, Inc. REIT		7,471	49,981
Monmouth Real Estate Investment Corp., Class A REIT		9,567	81,320
MPG Office Trust, Inc. REIT	*†	10,479	28,817
National Health Investors, Inc. REIT		2,715	122,229
National Retail Properties, Inc. REIT	†	11,379	301,544
Nationwide Health Properties, Inc. REIT		17,723	644,763
Newcastle Investment Corp. REIT	*	13,023	87,254
NorthStar Realty Finance Corp. REIT	†	16,048	76,228
Omega Healthcare Investors, Inc. REIT		18,338	411,505
Parkway Properties, Inc. REIT	†	3,135	54,925
Pennsylvania Real Estate Investment Trust REIT	†	3,634	52,802
PMC Commercial Trust REIT		2,035	17,257
Post Properties, Inc. REIT		8,556	310,583
Potlatch Corp. REIT	†	7,128	232,016
PS Business Parks, Inc. REIT		2,662	148,327
RAIT Financial Trust REIT	*	5,932	12,991
Ramco-Gershenson Properties Trust REIT		6,883	85,693
Rayonier, Inc. REIT		13,949	732,601
Realty Income Corp. REIT		15,895	543,609
Redwood Trust, Inc. REIT		22,248	332,163
Regency Centers Corp. REIT	†	9,405	397,267
Resource Capital Corp. REIT		17,614	129,991
Sabra Healthcare REIT, Inc. REIT	†	1,478	27,201
Saul Centers, Inc. REIT		1,310	62,029
Senior Housing Properties Trust REIT		19,414	425,943
SL Green Realty Corp. REIT	†	10,790	728,433
Sovran Self Storage, Inc. REIT		4,324	159,166
Starwood Property Trust, Inc. REIT		14,776	317,388
Strategic Hotels & Resorts, Inc. REIT	*	18,344	97,040
Sun Communities, Inc. REIT		3,803	126,678
Sunstone Hotel Investors, Inc. REIT	*	15,570	160,838
Tanger Factory Outlet Centers, Inc. REIT		9,104	466,034
Taubman Centers, Inc. REIT		6,052	305,505
UDR, Inc. REIT		24,887	585,342

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Universal Health Realty Income Trust REIT		2,198	$80,293
Urstadt Biddle Properties, Inc., Class A REIT	†	9,838	191,349
U-Store-It Trust REIT		25,667	244,607
Walter Investment Management Corp. REIT		3,686	66,127
Washington Real Estate Investment Trust REIT	†	11,975	371,105
Weingarten Realty Investors REIT		14,499	344,496
Winthrop Realty Trust REIT		3,054	39,061

			31,214,621

Real Estate Management & Development—0.6%
Altisource Portfolio Solutions SA (Luxembourg)	*	1,020	29,284
Brookfield Properties Corp.		46,545	815,934
Consolidated-Tomoka Land Co.	†	530	15,317
Forest City Enterprises, Inc., Class A	*†	32,388	540,556
Forestar Group, Inc.	*†	5,721	110,415
Grubb & Ellis Co.	*†	2,553	3,242
Howard Hughes Corp. (The)	*	4,367	237,652
Jones Lang LaSalle, Inc.		4,079	342,310
St. Joe Co. (The)	*†	9,635	210,525
Tejon Ranch Co.	*†	2,983	82,182
Thomas Properties Group, Inc.	*	2,396	10,111

			2,397,528

Road & Rail—1.0%
Amerco, Inc.	*†	547	52,534
Arkansas Best Corp.	†	2,819	77,297
Avis Budget Group, Inc.	*	12,388	192,757
Celadon Group, Inc.	*	8,889	131,468
Con-way, Inc.		5,482	200,477
Dollar Thrifty Automotive Group, Inc.	*	6,021	284,553
Genesee & Wyoming, Inc., Class A	*†	6,411	339,462
Heartland Express, Inc.	†	8,746	140,111
Hertz Global Holdings, Inc.	*	28,514	413,168
J.B. Hunt Transport Services, Inc.		17,764	724,949
Kansas City Southern	*	12,145	581,260
Knight Transportation, Inc.	†	9,350	177,650
Landstar System, Inc.		6,412	262,507
Old Dominion Freight Line, Inc.	*†	7,629	244,052
PAM Transportation Services, Inc.	*	1,139	12,780
Quality Distribution, Inc.	*†	5,838	53,067
Saia, Inc.	*	1,522	25,250
Werner Enterprises, Inc.	†	9,244	208,914
YRC Worldwide, Inc.	*†	5,228	19,448

			4,141,704

Semiconductors & Semiconductor Equipment—3.8%
Advanced Analogic Technologies, Inc.	*	17,934	71,915
Advanced Energy Industries, Inc.	*†	5,390	73,520
Aetrium, Inc.	*	614	1,431
Amkor Technology, Inc.	*†	26,356	194,771
Anadigics, Inc.	*†	6,599	45,731
Applied Micro Circuits Corp.	*†	11,626	124,166
Atheros Communications, Inc.	*†	7,675	275,686

		Shares	Value

Atmel Corp.	*	75,234	$926,883
ATMI, Inc.	*†	3,386	67,517
Axcelis Technologies, Inc.	*	20,883	72,255
AXT, Inc.	*	5,871	61,293
Brooks Automation, Inc.	*†	5,831	52,887
Cabot Microelectronics Corp.	*†	2,070	85,801
Cavium Networks, Inc.	*†	11,274	424,804
Ceva, Inc.	*	3,801	77,921
Cirrus Logic, Inc.	*†	19,148	305,985
Cohu, Inc.		1,889	31,320
Conexant Systems, Inc.	*	8,169	13,315
Cree, Inc.	*†	13,547	892,612
Cymer, Inc.	*†	2,731	123,086
Cypress Semiconductor Corp.	*	22,838	424,330
Diodes, Inc.	*	3,326	89,769
DSP Group, Inc.	*	4,251	34,603
Energy Conversion Devices, Inc.	*†	11,532	53,047
Entegris, Inc.	*†	24,048	179,639
Evergreen Solar, Inc.	*†	11,911	6,944
Exar Corp.	*†	3,475	24,255
Fairchild Semiconductor International, Inc.	*†	10,376	161,969
FEI Co.	*	2,918	77,064
Formfactor, Inc.	*	7,449	66,147
FSI International, Inc.	*†	4,280	18,918
GT Solar International, Inc.	*†	17,653	160,995
Hittite Microwave Corp.	*	6,713	409,762
Integrated Device Technology, Inc.	*	37,599	250,409
Integrated Silicon Solution, Inc.	*†	2,930	23,528
International Rectifier Corp.	*	6,969	206,910
Intersil Corp., Class A	†	22,850	348,920
IXYS Corp.	*	3,270	37,997
Kopin Corp.	*	5,031	20,929
Kulicke & Soffa Industries, Inc.	*†	5,662	40,766
Lam Research Corp.	*	16,549	856,907
Lattice Semiconductor Corp.	*†	16,642	100,851
LTX-Credence Corp.	*	6,085	45,029
Marvell Technology Group Ltd. (Bermuda)	*	81,030	1,503,107
Mattson Technology, Inc.	*†	4,081	12,243
Maxim Integrated Products, Inc.		36,813	869,523
Micrel, Inc.		4,595	59,689
Microsemi Corp.	*†	12,254	280,617
Mindspeed Technologies, Inc.	*†	9,324	56,876
MIPS Technologies, Inc.	*†	6,279	95,190
MKS Instruments, Inc.	*†	3,260	79,837
Monolithic Power Systems, Inc.	*†	2,918	48,205
MoSys, Inc.	*†	3,592	20,438
Netlogic Microsystems, Inc.	*†	10,324	324,277
NVE Corp.	*	771	44,587
Omnivision Technologies, Inc.	*†	8,046	238,242
ON Semiconductor Corp.	*	47,884	473,094
PDF Solutions, Inc.	*†	9,022	43,486
Pericom Semiconductor Corp.	*†	2,254	24,749
Photronics, Inc.	*	1,989	11,755
PLX Technology, Inc.	*	2,950	10,650
PMC—Sierra, Inc.	*	32,555	279,647
Power Integrations, Inc.	†	4,153	166,701
QuickLogic Corp.	*†	14,701	93,645
Rambus, Inc.	*	10,342	211,804
Ramtron International Corp.	*	1,920	6,470
RF Micro Devices, Inc.	*	18,530	136,195
Rudolph Technologies, Inc.	*	2,516	20,707

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Semtech Corp.	*	7,241	$163,936
Sigma Designs, Inc.	*	5,116	72,494
Silicon Image, Inc.	*	8,359	61,439
Silicon Laboratories, Inc.	*†	7,006	322,416
Skyworks Solutions, Inc.	*	25,698	735,734
Spire Corp.	*	1,921	10,008
Standard Microsystems Corp.	*†	2,548	73,459
SunPower Corp., Class A	*†	6,513	83,562
SunPower Corp., Class B	*	2,746	34,078
Supertex, Inc.	*	815	19,707
Tech/Ops Sevcon, Inc.	*	720	5,162
Tegal Corp.	*	312	156
Tessera Technologies, Inc.	*	6,777	150,111
Transwitch Corp.	*†	429	922
Trident Microsystems, Inc.	*	5,092	9,064
TriQuint Semiconductor, Inc.	*	34,569	404,112
Ultra Clean Holdings, Inc.	*†	6,562	61,092
Ultratech, Inc.	*	2,462	48,945
Varian Semiconductor Equipment Associates, Inc.	*	6,695	247,514
Veeco Instruments, Inc.	*†	4,306	184,986
Volterra Semiconductor Corp.	*	3,597	83,307
Zoran Corp.	*	6,952	61,178

			15,507,703

Software—3.6%
ACI Worldwide, Inc.	*	3,078	82,706
Activision Blizzard, Inc.		90,341	1,123,842
Actuate Corp.	*	6,674	38,042
Advent Software, Inc.	*	1,819	105,356
American Software, Inc., Class A		7,072	47,877
ANSYS, Inc.	*	9,994	520,388
Ariba, Inc.	*†	10,772	253,034
Authentidate Holding Corp.	*	41,599	18,512
Blackbaud, Inc.	†	6,583	170,500
Blackboard, Inc.	*†	5,585	230,660
Bottomline Technologies, Inc.	*	7,908	171,683
Cadence Design Systems, Inc.	*	49,160	406,062
Callidus Software, Inc.	*	14,237	71,754
CommVault Systems, Inc.	*	10,054	287,745
Concur Technologies, Inc.	*†	5,247	272,477
Datawatch Corp.	*	3,500	12,075
Ebix, Inc.	*†	3,924	92,881
Epicor Software Corp.	*	5,701	57,580
EPIQ Systems, Inc.		7,191	98,732
ePresence, Inc.	*‡d	1,173	—
Evolving Systems, Inc.		1,123	9,343
Factset Research Systems, Inc.		4,857	455,392
Fair Isaac Corp.	†	9,562	223,464
FalconStor Software, Inc.	*†	4,054	13,581
Fortinet, Inc.	*	2,944	95,238
Informatica Corp.	*†	14,393	633,724
Interactive Intelligence, Inc.	*	1,644	43,007
JDA Software Group, Inc.	*	5,444	152,432
Kenexa Corp.	*	2,904	63,278
Lawson Software, Inc.	*	15,567	143,995
Magma Design Automation, Inc.	*	11,855	59,394
Manhattan Associates, Inc.	*	2,125	64,897
Mentor Graphics Corp.	*	24,211	290,532
MICROS Systems, Inc.	*	8,507	373,117
MicroStrategy, Inc., Class A	*	791	67,607
Netscout Systems, Inc.	*	3,784	87,070

		Shares	Value

Nuance Communications, Inc.	*	43,523	$791,248
Parametric Technology Corp.	*	17,898	403,242
Pegasystems, Inc.	†	2,142	78,461
Progress Software Corp.	*	3,213	135,974
PROS Holdings, Inc.	*	1,506	17,153
QAD, Inc., Class A	*	545	4,960
QAD, Inc., Class B	*	136	1,352
Quest Software, Inc.	*	11,070	307,082
Radiant Systems, Inc.	*†	3,423	66,988
Renaissance Learning, Inc.		1,354	16,031
Rovi Corp.	*	14,261	884,325
S1 Corp.	*†	5,886	40,613
Scientific Learning Corp.	*	3,146	9,564
Smith Micro Software, Inc.	*	2,612	41,113
SolarWinds, Inc.	*	8,123	156,368
Solera Holdings, Inc.		13,108	672,703
Sonic Foundry, Inc.	*	1,155	16,043
Sonic Solutions, Inc.	*	6,339	95,085
SuccessFactors, Inc.	*†	15,529	449,720
Synchronoss Technologies, Inc.	*	11,232	300,007
Synopsys, Inc.	*	24,568	661,125
Take-Two Interactive Software, Inc.	*†	12,351	151,176
Taleo Corp., Class A	*†	8,629	238,592
TeleCommunication Systems, Inc., Class A	*†	6,400	29,888
THQ, Inc.	*†	8,914	54,019
TIBCO Software, Inc.	*	31,787	626,522
TiVo, Inc.	*†	13,696	118,196
Tyler Technologies, Inc.	*†	6,231	129,356
Ultimate Software Group, Inc.	*†	1,966	95,607
VASCO Data Security International, Inc.	*	4,225	34,349
Versant Corp.	*	1,264	14,928
VMware, Inc., Class A	*	9,709	863,227
Websense, Inc.	*	4,024	81,486

			14,424,480

Specialty Retail—2.9%
A.C. Moore Arts & Crafts, Inc.	*	1,967	4,957
Aaron’s, Inc.	†	15,142	308,745
Advance Auto Parts, Inc.		10,115	669,107
Aeropostale, Inc.	*†	12,807	315,564
American Eagle Outfitters, Inc.		24,889	364,126
America’s Car-Mart, Inc.	*†	1,569	42,489
AnnTaylor Stores Corp.	*†	12,096	331,309
Asbury Automotive Group, Inc.	*	3,668	67,785
Barnes & Noble, Inc.	†	3,301	46,709
Bebe Stores, Inc.		5,945	35,432
Big 5 Sporting Goods Corp.	†	2,416	36,892
Borders Group, Inc.	*†	3,582	3,225
Brown Shoe Co., Inc.	†	3,758	52,349
Buckle, Inc. (The)	†	2,334	88,155
Build-A-Bear Workshop, Inc.	*	5,570	42,555
Cabela’s, Inc.	*	8,621	187,507
Cache, Inc.	*	2,130	9,457
Casual Male Retail Group, Inc.	*†	2,471	11,713
Cato Corp. (The), Class A	†	2,994	82,066
Charming Shoppes, Inc.	*	14,608	51,858
Chico’s FAS, Inc.		19,873	239,072
Children’s Place Retail Stores, Inc. (The)	*†	4,043	200,695
Christopher & Banks Corp.	†	9,394	57,773
Citi Trends, Inc.	*†	8,340	204,747

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Coldwater Creek, Inc.	*	25,121	$79,634
Collective Brands, Inc.	*	8,152	172,007
Cost Plus, Inc.	*	2,725	26,432
Destination Maternity Corp.	*†	684	25,944
Dick’s Sporting Goods, Inc.	*	8,989	337,087
Dress Barn, Inc. (The)	*†	8,921	235,693
DSW, Inc., Class A	*†	5,536	216,458
Finish Line, Inc. (The), Class A		4,280	73,573
Foot Locker, Inc.		18,351	360,047
Genesco, Inc.	*	2,452	91,925
Group 1 Automotive, Inc.	†	2,367	98,846
Guess?, Inc.		9,795	463,499
Haverty Furniture Cos., Inc.		2,301	29,867
Hibbett Sports, Inc.	*†	2,997	110,589
Hot Topic, Inc.	†	13,727	86,068
J. Crew Group, Inc.	*	5,904	254,699
Jo-Ann Stores, Inc.	*†	3,437	206,976
JOS A. Bank Clothiers, Inc.	*†	3,491	140,757
Kirkland’s, Inc.	*	2,193	30,768
Lithia Motors, Inc., Class A	†	3,558	50,844
Lumber Liquidators Holdings, Inc.	*†	6,315	157,307
MarineMax, Inc.	*†	3,026	28,293
Men’s Wearhouse, Inc. (The)		3,813	95,249
Midas, Inc.	*	5,745	46,592
Monro Muffler Brake, Inc.	†	5,955	205,983
Office Depot, Inc.	*†	24,187	130,610
OfficeMax, Inc.	*	6,942	122,873
Pacific Sunwear of California, Inc.	*†	13,939	75,549
Penske Automotive Group, Inc.	*†	10,147	176,761
Pep Boys-Manny, Moe & Jack (The)	†	13,868	186,247
PetSmart, Inc.		18,578	739,776
Pier 1 Imports, Inc.	*†	25,601	268,811
Rent-A-Center, Inc.	†	9,964	321,638
Sally Beauty Holdings, Inc.	*†	17,940	260,668
Select Comfort Corp.	*	9,317	85,064
Shoe Carnival, Inc.	*†	1,098	29,646
Signet Jewelers Ltd. (Bermuda)	*	11,828	513,335
Sonic Automotive, Inc., Class A		5,107	67,617
Stage Stores, Inc.	†	4,517	78,325
Stein Mart, Inc.		3,731	34,512
Systemax, Inc.	*	1,358	19,148
Talbots, Inc.	*†	9,115	77,660
Tractor Supply Co.	†	7,071	342,873
Trans World Entertainment Corp.	*	1,932	3,284
Ulta Salon Cosmetics & Fragrance, Inc.	*	9,912	337,008
West Marine, Inc.	*	6,841	72,378
Wet Seal, Inc. (The), Class A	*†	41,906	155,052
Williams-Sonoma, Inc.		10,118	361,111
Zale Corp.	*†	2,902	12,363

			11,551,733

Textiles, Apparel & Luxury Goods—1.1%
Carter’s, Inc.	*	8,154	240,625
Charles & Colvard Ltd.	*†	693	2,093
Cherokee, Inc.	†	2,054	38,636
Columbia Sportswear Co.	†	1,447	87,254
CROCS, Inc.	*	21,191	362,790
Culp, Inc.	*†	888	9,200
Deckers Outdoor Corp.	*	6,528	520,543
Forward Industries, Inc.	*	3,751	12,078

		Shares	Value

Fossil, Inc.	*	6,511	$458,895
Hallwood Group, Inc.	*	100	2,650
Hanesbrands, Inc.	*	15,053	382,346
Iconix Brand Group, Inc.	*	8,538	164,869
Jones Group, Inc. (The)		8,962	139,270
Kenneth Cole Productions, Inc., Class A	*†	4,620	57,704
K-Swiss, Inc., Class A	*†	2,909	36,275
Liz Claiborne, Inc.	*†	12,319	88,204
Movado Group, Inc.	*†	1,527	24,646
Oxford Industries, Inc.	†	3,052	78,162
Phillips-Van Heusen Corp.		8,244	519,454
Quiksilver, Inc.	*	7,789	39,490
Skechers U.S.A., Inc., Class A	*	5,345	106,900
Steven Madden Ltd.	*†	2,595	108,263
Timberland Co. (The), Class A	*	6,820	167,704
True Religion Apparel, Inc.	*	2,947	65,600
Under Armour, Inc., Class A	*†	3,915	214,699
Unifi, Inc.	*	3,223	54,565
Warnaco Group, Inc. (The)	*†	4,891	269,347
Wolverine World Wide, Inc.		9,105	290,267

			4,542,529

Thrifts & Mortgage Finance—1.2%
Anchor Bancorp Wisconsin, Inc.	*†	5,568	6,682
Astoria Financial Corp.		12,205	169,772
Bank Mutual Corp.		5,557	26,562
BankAtlantic Bancorp, Inc., Class A	*†	33,814	38,886
Beneficial Mutual Bancorp, Inc.	*	4,733	41,792
Brookline Bancorp, Inc.		8,732	94,742
Capitol Federal Financial, Inc.		5,480	65,268
CFS Bancorp, Inc.		2,085	10,905
Dime Community Bancshares, Inc.	†	3,549	51,780
Doral Financial Corp. (Puerto Rico)	*	3,585	4,947
ESSA Bancorp, Inc.		5,953	78,699
Federal Agricultural Mortgage Corp., Class C	†	4,576	74,680
Federal Home Loan Mortgage Corp.	*	43,895	13,379
Federal National Mortgage Association	*	66,437	19,931
First Financial Holdings, Inc.	†	3,864	44,475
First Financial Northwest, Inc.	†	3,255	13,053
First Niagara Financial Group, Inc.	†	35,073	490,320
First Place Financial Corp.	*	4,299	11,220
Flagstar Bancorp, Inc.	*	902	1,470
Flushing Financial Corp.		2,981	41,734
Kearny Financial Corp.	†	3,008	25,869
MGIC Investment Corp.	*†	12,237	124,695
NASB Financial, Inc.		529	8,866
New York Community Bancorp, Inc.	†	60,438	1,139,256
NewAlliance Bancshares, Inc.		23,270	348,585
Northwest Bancshares, Inc.		10,110	118,894
OceanFirst Financial Corp.		2,108	27,130
Ocwen Financial Corp.	*	19,488	185,915
Oritani Financial Corp.		22,515	275,584
Parkvale Financial Corp.		1,077	9,779
PMI Group, Inc. (The)	*	24,097	79,520
Provident Financial Services, Inc.	†	13,395	202,666

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Provident New York Bancorp	†	5,681	$59,594
Radian Group, Inc.		23,028	185,836
Riverview Bancorp, Inc.	*	2,602	7,051
TFS Financial Corp.	†	13,499	121,761
TierOne Corp.	*	1,971	6
Tree.com, Inc.	*	5,006	47,257
Triad Guaranty, Inc.	*	5,663	1,359
Trustco Bank Corp.		7,080	44,887
United Financial Bancorp, Inc.		5,398	82,427
United Western Bancorp, Inc.	*	974	283
Washington Federal, Inc.		19,811	335,202
Westfield Financial, Inc.		8,596	79,513
WSFS Financial Corp.		1,929	91,512

			4,903,744

Tobacco—0.1%
Alliance One International, Inc.	*†	16,867	71,516
Universal Corp.	†	1,971	80,220
Vector Group Ltd.	†	8,009	138,716

			290,452

Trading Companies & Distributors—0.5%
Aceto Corp.		3,385	30,465
Aircastle Ltd.		6,388	66,755
Applied Industrial Technologies, Inc.		4,795	155,742
Beacon Roofing Supply, Inc.	*	8,139	145,444
GATX Corp.	†	7,924	279,559
H&E Equipment Services, Inc.	*†	1,490	17,239
Houston Wire & Cable Co.		6,215	83,529
Interline Brands, Inc.	*†	4,165	94,837
Kaman Corp.	†	2,736	79,535
MSC Industrial Direct Co., Class A		4,541	293,757
Rush Enterprises, Inc., Class A	*†	3,897	79,655
United Rentals, Inc.	*	9,672	220,038
Watsco, Inc.	†	4,094	258,249
WESCO International, Inc.	*†	5,987	316,114
Willis Lease Finance Corp.	*	1,234	16,079

			2,136,997

Water Utilities—0.4%
American States Water Co.	†	3,697	127,436
American Water Works Co., Inc.		24,677	624,081
Aqua America, Inc.	†	24,739	556,133
California Water Service Group		2,718	101,300
Connecticut Water Service, Inc.	†	3,803	106,028
Middlesex Water Co.		2,861	52,499
SJW Corp.	†	5,096	134,891

			1,702,368

Wireless Telecommunication Services—1.3%
Clearwire Corp., Class A	*†	23,621	121,648
Crown Castle International Corp.	*	46,896	2,055,452
FiberTower Corp.	*	657	2,930
Leap Wireless International, Inc.	*†	16,479	202,033
NII Holdings, Inc.	*	23,525	1,050,626
NTELOS Holdings Corp.	†	3,103	59,112
SBA Communications Corp., Class A	*	19,434	795,628
Shenandoah Telecommunications Co.	†	2,133	39,951
Syniverse Holdings, Inc.	*	12,577	388,000

			Shares	Value

Telephone & Data Systems, Inc.			8,158	$298,175
United States Cellular Corp.		*	1,375	68,668
USA Mobility, Inc.			3,582	63,652

				5,145,875

TOTAL COMMON STOCKS
(Cost $325,792,242)				396,047,137

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—0.0%
Insurance—0.0%
GAMCO Investors, Inc.
0.000%	12/31/2015
(Cost $1,610)			$2,045	1,610

U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.125%	03/24/2011	‡‡
(Cost $504,856)			505,000	504,882

			Shares	Value
RIGHTS—0.0%
Biotechnology—0.0%
Ligand Pharmaceuticals, Inc., Expires 12/31/2011		*‡d	4,683	—

Pharmaceuticals—0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc. (Germany), Expires 06/30/2011		*	1,744	70

Textiles, Apparel & Luxury Goods—0.0%
Mossimo, Inc.		*‡d	2,807	—

TOTAL RIGHTS
(Cost $—)				70

WARRANTS—0.0%
Diversified Financial Services—0.0%
Pegasus Wireless Corp.
(Cost $—)		*‡d	200	—

CASH EQUIVALENTS—23.3%
Institutional Money Market Funds—23.3%
Dreyfus Institutional Cash Advantage Fund, 0.18%		¥††	13,500,000	13,500,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.25%			¥7,263,347	7,263,347

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Mid/Small Company Index Fund		Shares	Value

CASH EQUIVALENTS—(Continued)
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.25%	¥††	19,535,285	$19,535,285
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.23%	¥††	13,500,000	13,500,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.19%	¥††	13,500,000	13,500,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.21%	¥††	13,500,000	13,500,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.20%	¥††	13,500,000	13,500,000

TOTAL CASH EQUIVALENTS
(Cost $94,298,632)			94,298,632

TOTAL INVESTMENTS—121.2%
(Cost $420,597,340)			490,852,331
Other assets less liabilities—(21.2%)			(85,879,592)

NET ASSETS—100.0%			$404,972,739

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
d	Security has no market value at December 31, 2010.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2010

Vantagepoint Overseas Equity Index Fund		Shares	Value

COMMON STOCKS—97.5%
Australia—8.6%
AGL Energy Ltd.		8,054	$125,555
Alumina Ltd.		43,731	111,168
Amcor Ltd.		22,424	154,837
AMP Ltd.		37,451	202,650
Asciano Ltd.	*	54,418	88,837
ASX Ltd.		3,174	122,347
Australia & New Zealand Banking Group Ltd.		47,125	1,125,587
AXA Asia Pacific Holdings Ltd.		19,091	123,285
Bendigo and Adelaide Bank Ltd.		6,445	65,635
BHP Billiton Ltd.		61,714	2,869,770
Billabong International Ltd.		3,672	30,621
BlueScope Steel Ltd.		31,699	72,853
Boral Ltd.		13,708	67,812
Brambles Ltd.		26,625	193,939
Caltex Australia Ltd.	†	2,904	42,674
CFS Retail Property Trust REIT		37,176	66,898
Coca-Cola Amatil Ltd.		10,055	111,810
Cochlear Ltd.		961	79,109
Commonwealth Bank of Australia		28,497	1,480,719
Computershare Ltd.		7,579	83,536
Crown Ltd.		8,054	68,021
CSL Ltd.		9,922	368,327
CSR Ltd.		27,765	47,695
Dexus Property Group REIT		86,134	70,019
Fairfax Media Ltd.		41,888	60,065
Fortescue Metals Group Ltd.	*	23,363	156,611
Foster’s Group Ltd.		35,169	204,448
Goodman Fielder Ltd.		21,372	29,412
Goodman Group REIT		109,500	72,772
GPT Group REIT		31,828	95,837
Harvey Norman Holdings Ltd.		10,998	33,077
Incitec Pivot Ltd.		31,076	125,982
Insurance Australia Group Ltd.		38,050	151,119
Leighton Holdings Ltd.		2,521	79,459
Lend Lease Group		9,706	85,700
MacArthur Coal Ltd.		3,050	40,047
Macquarie Group Ltd.		6,443	243,807
MAp Group		13,260	40,531
Metcash Ltd.		14,473	60,808
Mirvac Group REIT		58,020	72,797
National Australia Bank Ltd.		39,300	953,479
Newcrest Mining Ltd.		14,117	585,553
OneSteel Ltd.		24,172	64,035
Orica Ltd.		6,618	168,776
Origin Energy Ltd.		16,400	279,627
OZ Minerals Ltd.		53,704	94,850
Paladin Energy Ltd.	*	12,048	60,724
Qantas Airways Ltd.	*	18,484	48,021
QBE Insurance Group Ltd.		18,632	346,017
QR National Ltd.	*	27,624	77,698
Ramsay Health Care Ltd.		2,124	38,688
Rio Tinto Ltd.		8,039	703,952
Santos Ltd.		14,905	200,676
Sims Metal Management Ltd.		2,945	64,778
Sonic Healthcare Ltd.		7,094	84,330
SP AusNet		20,280	18,042
Stockland REIT		44,711	164,694
Suncorp Group Ltd.		23,911	210,568
Tabcorp Holdings Ltd.		13,011	94,607

		Shares	Value

Tatts Group Ltd.		25,228	$66,616
Telstra Corp. Ltd.		77,637	221,492
Toll Holdings Ltd.		11,926	69,983
Transurban Group		23,600	123,897
Wesfarmers Ltd.		18,560	608,012
Wesfarmers Ltd. (Price Protected Shares)		2,853	94,372
Westfield Group REIT		39,727	389,138
Westfield Retail Trust REIT	*	39,727	104,426
Westpac Banking Corp.		55,023	1,250,008
Woodside Petroleum Ltd.		11,538	502,602
Woolworths Ltd.		22,447	619,871
WorleyParsons Ltd.		3,580	98,052

			17,733,760

Austria—0.3%
Erste Group Bank AG		3,421	161,460
IMMOFINANZ AG	*	17,662	75,489
OMV AG		2,644	110,190
Raiffeisen International Bank Holding AG		930	51,228
Telekom Austria AG		6,206	87,473
Verbund AG, Class A		1,308	48,874
Vienna Insurance Group AG Wiener Versicherung Gruppe		618	32,210
Voestalpine AG		2,136	102,166

			669,090

Belgium—0.9%
Ageas		40,792	93,234
Anheuser-Busch InBev NV		13,315	760,803
Anheuser-Busch InBev NV STRIP VVPR	*	4,872	26
Bekaert SA		755	86,638
Belgacom SA		2,808	94,340
Colruyt SA		1,280	65,092
Compagnie Nationale a Portefeuille		620	30,338
Delhaize Group SA		1,850	136,813
Dexia SA	*	10,356	35,979
Groupe Bruxelles Lambert SA		1,525	128,311
Groupe Bruxelles Lambert SA STRIP VVPR	*	127	1
KBC Groep NV	*	2,865	97,618
Mobistar SA		586	38,024
Solvay SA		1,122	119,636
UCB SA		1,717	58,958
Umicore		1,995	103,868

			1,849,679

Bermuda—0.1%
Seadrill Ltd.		5,016	171,112

China—0.0%
Foxconn International Holdings Ltd.	*	41,000	28,620
Yangzijiang Shipbuilding Holdings Ltd.		25,000	37,229

			65,849

Cyprus—0.0%
Bank of Cyprus Public Co. Ltd.		14,863	51,297

Denmark—1.0%
A.P. Moller—Maersk A/S, Class A		10	88,099

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Overseas Equity Index Fund		Shares	Value

COMMON STOCKS—(Continued)
A.P. Moller—Maersk A/S, Class B		24	$217,288
Carlsberg A/S, Class B		1,998	200,550
Coloplast A/S, Class B		394	53,542
Danske Bank A/S	*	8,470	217,216
DSV A/S		3,821	84,700
Novo Nordisk A/S, Class B		7,717	869,432
Novozymes A/S, Class B		839	117,068
Tryg A/S		491	22,643
Vestas Wind Systems A/S	*	3,587	113,601
William Demant Holding A/S	*	358	26,465

			2,010,604

Finland—1.1%
Elisa Oyj		2,334	50,815
Fortum Oyj		8,280	249,752
Kesko Oyj, Class B		1,238	57,852
Kone Oyj, Class B		2,839	157,684
Metso Oyj		2,339	130,844
Neste Oil Oyj		2,068	33,067
Nokia Oyj		69,083	715,614
Nokian Renkaat Oyj		1,862	68,415
Orion Oyj, Class B		1,592	34,853
Outokumpu Oyj		2,272	42,115
Pohjola Bank plc		2,462	29,537
Rautaruukki Oyj		1,584	37,194
Sampo Oyj, Class A		7,657	204,744
Sanoma Oyj		1,243	26,959
Stora Enso Oyj (Registered)		11,073	113,953
UPM-Kymmene Oyj		9,762	173,058
Wartsila Oyj		1,429	108,895

			2,235,351

France—8.9%
Accor SA		2,627	117,078
Aeroports de Paris		565	44,655
Air France-KLM	*	2,488	45,417
Air Liquide SA		5,222	661,176
Alcatel-Lucent	*	41,043	120,072
Alstom SA		3,861	185,061
Atos Origin SA	*	801	42,715
AXA SA		31,749	528,473
BioMerieux		244	24,080
BNP Paribas		17,647	1,123,870
Bouygues SA		4,328	186,789
Bureau Veritas SA		936	71,031
Cap Gemini SA		2,683	125,428
Carrefour SA		10,853	447,494
Casino Guichard Perrachon SA		967	94,354
Christian Dior SA		1,191	170,352
Cie de Saint-Gobain		7,379	380,057
Cie Generale de Geophysique-Veritas	*	2,451	74,822
Cie Generale des Etablissements Michelin, Class B		3,178	228,133
Cie Generale d’Optique Essilor International SA		3,730	240,326
CNP Assurances		2,704	48,804
Credit Agricole SA		17,899	227,597
Danone SA		10,760	676,554
Dassault Systemes SA		1,058	79,869
Edenred	*	3,055	72,363

		Shares	Value

EDF SA		4,834	$198,519
Eiffage SA		649	28,656
Eramet		86	29,512
Eurazeo		581	43,111
Eutelsat Communications		1,875	68,668
Fonciere Des Regions REIT		530	51,295
France Telecom SA		34,197	715,597
GDF Suez		22,805	819,040
Gecina SA REIT		340	37,431
Groupe Eurotunnel SA		8,928	78,568
Hermes International		268	56,195
ICADE REIT		448	45,746
Iliad SA	†	312	33,950
Imerys SA		725	48,391
JCDecaux SA	*	1,204	37,072
Klepierre REIT		1,610	58,149
Lafarge SA		3,740	234,783
Lagardere SCA		2,073	85,468
Legrand SA		2,782	113,477
L’Oreal SA		4,431	492,687
LVMH Moet Hennessy Louis Vuitton SA		4,516	743,801
Metropole Television SA		1,111	26,914
Natixis	*	15,994	74,816
Neopost SA		600	52,325
PagesJaunes Groupe		1,971	17,923
Pernod-Ricard SA		3,678	346,205
Peugeot SA	*	2,753	104,605
PPR		1,415	225,283
Publicis Groupe SA		2,192	114,381
Renault SA	*	3,588	208,864
Safran SA		2,985	105,813
Sanofi-Aventis SA		19,301	1,237,394
Schneider Electric SA		4,484	672,309
SCOR SE		3,095	78,654
Societe BIC SA		451	38,772
Societe Generale		11,713	630,235
Societe Television Francaise 1		2,108	36,646
Sodexo		1,672	115,375
Suez Environnement Co.		4,703	97,159
Technip SA		1,743	161,111
Thales SA		1,765	61,823
Total SA		38,859	2,069,715
Unibail-Rodamco SE (Paris Exchange) REIT		1,697	336,001
Vallourec SA		2,068	217,426
Veolia Environnement SA		6,165	180,457
Vinci SA		8,142	443,066
Vivendi SA		22,828	616,846

			18,306,804

Germany—7.5%
Adidas AG		3,895	253,365
Allianz SE (Registered)		8,361	993,412
Axel Springer AG		240	39,214
BASF SE		16,901	1,348,741
Bayer AG		15,222	1,128,359
Bayerische Motoren Werke AG		6,016	473,980
Beiersdorf AG		1,762	97,689
Brenntag AG	*	458	46,642
Celesio AG		1,532	38,178
Commerzbank AG	*	12,321	91,727
Continental AG	*	958	76,098
Daimler AG (Registered)	*	16,607	1,123,704

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Overseas Equity Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Deutsche Bank AG (Registered)		17,161	$897,446
Deutsche Boerse AG		3,551	245,341
Deutsche Lufthansa AG (Registered)	*	4,312	93,797
Deutsche Post AG (Registered)		15,403	261,313
Deutsche Telekom AG (Registered)		52,297	674,167
E.ON AG		33,170	1,012,967
Fraport AG Frankfurt Airport Services Worldwide		637	40,218
Fresenius Medical Care AG & Co. KGaA		3,484	200,304
Fresenius SE		494	41,453
GEA Group AG		3,093	89,382
Hannover Rueckversicherung AG (Registered)		1,141	61,208
HeidelbergCement AG		2,572	161,425
Henkel AG & Co. KGaA		2,276	117,348
Hochtief AG		816	69,174
Infineon Technologies AG	*	19,414	180,962
K+S AG		2,571	193,781
Kabel Deutschland Holding AG	*	873	40,938
Lanxess AG		1,585	124,624
Linde AG		3,063	463,366
MAN SE		1,968	234,399
Merck KGaA		1,191	95,351
Metro AG		2,425	175,028
Muenchener Rueckversicherungs AG (Registered)		3,483	527,513
Puma AG Rudolf Dassler Sport		91	30,034
RWE AG		7,739	516,883
Salzgitter AG		718	55,511
SAP AG		15,823	807,010
Siemens AG (Registered)		15,130	1,874,211
Suedzucker AG		1,160	30,979
ThyssenKrupp AG		6,088	252,923
TUI AG	*	2,403	33,709
United Internet AG (Registered)		2,186	35,568
Volkswagen AG		542	76,877
Wacker Chemie AG		270	47,073

			15,473,392

Greece—0.2%
Alpha Bank AE	*	9,721	49,418
Coca Cola Hellenic Bottling Co. SA		3,300	85,493
EFG Eurobank Ergasias SA	*	6,000	30,117
Hellenic Telecommunications Organization SA		4,058	33,307
National Bank of Greece SA	*	17,188	139,847
OPAP SA		4,010	69,380
Public Power Corp. SA		2,009	28,892

			436,454

Guernsey, Channel Islands—0.0%
Resolution Ltd.		25,527	93,394

Hong Kong—2.8%
AIA Group Ltd.	*	140,000	393,552
ASM Pacific Technology Ltd.		3,500	44,203
Bank of East Asia Ltd.		27,320	114,322
BOC Hong Kong Holdings Ltd.		68,000	231,236
Cathay Pacific Airways Ltd.		23,000	63,446
Cheung Kong Holdings Ltd.		26,000	400,698

		Shares	Value

Cheung Kong Infrastructure Holdings Ltd.		7,000	$32,048
CLP Holdings Ltd.		36,000	292,311
Esprit Holdings Ltd.		21,108	100,409
Hang Lung Group Ltd.		14,000	91,982
Hang Lung Properties Ltd.		46,000	215,005
Hang Seng Bank Ltd.		14,300	234,954
Henderson Land Development Co. Ltd.		19,000	129,421
Hong Kong & China Gas Co. Ltd.		77,660	182,992
Hong Kong Exchanges and Clearing Ltd.		18,600	421,712
Hongkong Electric Holdings Ltd.		25,500	160,742
Hopewell Holdings Ltd.		11,000	34,519
Hutchison Whampoa Ltd.		39,000	401,205
Hysan Development Co. Ltd.		12,000	56,465
Kerry Properties Ltd.		12,500	65,079
Li & Fung Ltd.		41,600	241,364
Lifestyle International Holdings Ltd.		11,000	27,067
Link (The) REIT		42,000	130,408
Mongolia Energy Crop. Ltd.	*	56,000	16,704
MTR Corp.		26,500	96,434
New World Development Ltd.		48,600	91,183
Noble Group Ltd.		51,309	86,724
NWS Holdings Ltd.		26,500	40,219
Orient Overseas International Ltd.		3,700	35,866
PCCW Ltd.		84,000	37,153
Shangri-La Asia Ltd.		22,000	59,681
Sino Land Co. Ltd.		50,000	93,426
SJM Holdings Ltd.		25,000	39,659
Sun Hung Kai Properties Ltd.		26,000	431,382
Swire Pacific Ltd., Class A		14,500	238,235
Wharf Holdings Ltd.		25,125	193,172
Wheelock & Co. Ltd.		17,000	68,742
Wing Hang Bank Ltd.		3,000	41,468
Yue Yuen Industrial Holdings Ltd.		14,000	50,361

			5,685,549

Ireland—0.6%
Anglo Irish Bank Corp. Ltd.	*‡d	11,206	—
CRH plc (Dublin Exchange)		13,178	273,349
Elan Corp. plc	*	9,085	51,223
Experian plc		18,705	232,976
Governor & Co. of the Bank of Ireland (The)	*	63,942	31,805
James Hardie Industries SE CDI	*	7,989	55,397
Kerry Group plc, Class A		2,615	87,216
Shire plc		10,469	252,431
WPP plc		23,355	288,730

			1,273,127

Israel—0.8%
Bank Hapoalim BM	*	19,111	99,497
Bank Leumi Le-Israel BM		21,883	112,169
Bezeq Israeli Telecommunication Corp. Ltd.		33,542	102,116
Cellcom Israel Ltd.		826	26,804
Delek Group Ltd.		66	17,017

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Overseas Equity Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Elbit Systems Ltd.		388	$20,707
Israel Chemicals Ltd.		8,215	140,696
Israel Corp. Ltd. (The)	*	39	47,318
Israel Discount Bank Ltd., Class A	*	16,376	37,281
Makhteshim-Agan Industries Ltd.	*	3,995	20,518
Mizrahi Tefahot Bank Ltd.		2,045	22,490
NICE Systems Ltd.	*	1,032	35,953
Partner Communications Co. Ltd.		1,419	28,726
Teva Pharmaceutical Industries Ltd.		17,247	897,679

			1,608,971

Italy—2.4%
A2A SpA		17,876	24,604
Assicurazioni Generali SpA		21,168	403,029
Atlantia SpA		4,297	87,749
Autogrill SpA	*	2,307	32,662
Banca Carige SpA		12,736	26,714
Banca Monte dei Paschi di Siena SpA	*	39,870	45,520
Banco Popolare SC		10,888	49,421
Enel Green Power SpA	*	26,959	56,956
Enel SpA		121,525	608,964
ENI SpA		47,948	1,050,889
Exor SpA		1,270	41,917
Fiat SpA		13,899	287,445
Finmeccanica SpA		7,024	79,913
Intesa Sanpaolo SpA		139,586	379,482
Intesa Sanpaolo SpA RSP		17,138	40,872
Luxottica Group SpA		1,959	59,886
Mediaset SpA		13,265	80,335
Mediobanca SpA		8,107	72,311
Parmalat SpA		30,797	84,478
Pirelli & C. SpA		4,877	39,466
Prysmian SpA		3,602	61,387
Saipem SpA		4,845	239,212
Snam Rete Gas SpA		26,020	129,572
Telecom Italia SpA		174,969	227,013
Telecom Italia SpA RSP		110,811	120,605
Terna Rete Elettrica Nazionale SpA		23,458	99,143
UniCredit SpA		246,005	510,006
Unione di Banche Italiane ScpA		11,187	98,156

			5,037,707

Japan—21.6%
77 Bank Ltd. (The)		7,000	36,980
ABC-Mart, Inc.		600	21,371
Advantest Corp.		2,800	62,953
Aeon Co. Ltd.		11,100	138,509
Aeon Credit Service Co. Ltd.		1,400	19,699
Aeon Mall Co. Ltd.		1,400	37,451
Air Water, Inc.		3,000	38,209
Aisin Seiki Co. Ltd.		3,400	119,804
Ajinomoto Co., Inc.		12,000	124,657
Alfresa Holdings Corp.		700	31,020
All Nippon Airways Co. Ltd.	*	15,000	55,822
Amada Co. Ltd.		7,000	56,729
Aozora Bank Ltd.		11,000	22,688

		Shares	Value

Asahi Breweries Ltd.		7,100	$137,035
Asahi Glass Co. Ltd.		18,000	209,337
Asahi Kasei Corp.		23,000	149,607
Asics Corp.		3,000	38,399
Astellas Pharma, Inc.		8,075	306,894
Bank of Kyoto Ltd. (The)		6,000	56,715
Bank of Yokohama Ltd. (The)		23,000	118,601
Benesse Holdings, Inc.		1,300	59,813
Bridgestone Corp.		11,900	229,063
Brother Industries Ltd.		4,600	67,891
Canon Marketing Japan, Inc.		900	12,784
Canon, Inc.		20,900	1,073,534
Casio Computer Co. Ltd.		4,500	36,118
Central Japan Railway Co.		27	225,705
Chiba Bank Ltd. (The)		14,000	90,779
Chiyoda Corp.		3,000	29,713
Chubu Electric Power Co., Inc.		11,900	292,125
Chugai Pharmaceutical Co. Ltd.		3,800	69,580
Chugoku Bank Ltd. (The)		3,000	36,200
Chugoku Electric Power Co., Inc. (The)		5,500	111,629
Chuo Mitsui Trust Holdings, Inc.		19,000	78,488
Citizen Holdings Co. Ltd.		4,700	32,249
Coca-Cola West Holdings Co. Ltd.		1,200	21,722
Cosmo Oil Co. Ltd.		12,000	39,189
Credit Saison Co. Ltd.		3,100	50,591
Dai Nippon Printing Co. Ltd.		10,000	135,633
Daicel Chemical Industries Ltd.		5,000	36,385
Daido Steel Co. Ltd.		6,000	35,129
Daihatsu Motor Co. Ltd.		4,000	61,195
Dai-ichi Life Insurance Co. Ltd. (The)		146	236,282
Daiichi Sankyo Co. Ltd.		12,202	266,504
Daikin Industries Ltd.		4,400	155,433
Dainippon Sumitomo Pharma Co. Ltd.		3,000	27,211
Daito Trust Construction Co. Ltd.		1,400	95,679
Daiwa House Industry Co. Ltd.		9,000	110,247
Daiwa Securities Group, Inc.		31,000	159,018
Dena Co. Ltd.		1,500	53,740
Denki Kagaku Kogyo K.K.		8,000	37,878
Denso Corp.		9,000	309,410
Dentsu, Inc.		3,100	95,782
Dowa Holdings Co. Ltd.		5,000	32,666
East Japan Railway Co.		6,200	402,313
Eisai Co. Ltd.		4,700	169,798
Electric Power Development Co. Ltd.		2,140	67,020
Elpida Memory, Inc.	*	3,300	38,168
FamilyMart Co. Ltd.		1,200	45,147
FANUC CORP.		3,500	534,997
Fast Retailing Co. Ltd.		1,000	158,621
Fuji Electric Holdings Co. Ltd.		10,000	30,990
Fuji Heavy Industries Ltd.		11,000	84,830
FUJIFILM Holdings Corp.		8,600	309,761
Fujitsu Ltd.		35,000	242,492
Fukuoka Financial Group, Inc.		14,000	60,599
Furukawa Electric Co. Ltd.		12,000	53,702
Gree, Inc.		1,500	19,024
GS Yuasa Corp.		6,000	41,370
Gunma Bank Ltd. (The)		8,000	43,790
Hachijuni Bank Ltd. (The)		8,000	44,574

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Overseas Equity Index Fund	Shares	Value

COMMON STOCKS—(Continued)
Hakuhodo DY Holdings, Inc.	480	$27,412
Hamamatsu Photonics KK	1,100	40,099
Hankyu Hanshin Holdings, Inc.	20,600	95,474
Hino Motors Ltd.	5,000	26,955
Hirose Electric Co. Ltd.	530	59,557
Hiroshima Bank Ltd. (The)	10,000	42,057
Hisamitsu Pharmaceutical Co., Inc.	1,200	50,435
Hitachi Chemical Co. Ltd.	1,700	35,036
Hitachi Construction Machinery Co. Ltd.	1,800	42,961
Hitachi High-Technologies Corp.	1,100	25,631
Hitachi Ltd.	82,000	435,352
Hitachi Metals Ltd.	3,000	35,863
Hokkaido Electric Power Co., Inc.	3,400	69,431
Hokuhoku Financial Group, Inc.	23,000	46,627
Hokuriku Electric Power Co.	3,200	78,574
Honda Motor Co. Ltd.	30,000	1,184,064
HOYA Corp.	7,900	191,016
Ibiden Co. Ltd.	2,200	69,010
Idemitsu Kosan Co. Ltd.	400	42,386
IHI Corp.	26,000	57,724
INPEX Corp.	40	233,576
Isetan Mitsukoshi Holdings Ltd.	7,040	81,593
Isuzu Motors Ltd.	21,000	94,893
Ito En Ltd.	1,300	21,585
ITOCHU Corp.	27,000	272,045
Itochu Techno-Solutions Corp.	600	22,447
Iyo Bank Ltd. (The)	4,000	31,912
J. Front Retailing Co. Ltd.	8,600	46,866
Japan Petroleum Exploration Co.	500	18,961
Japan Prime Realty Investment Corp. REIT	12	36,900
Japan Real Estate Investment Corp. REIT	9	93,236
Japan Retail Fund Investment Corp. REIT	31	59,283
Japan Steel Works Ltd. (The)	6,000	62,491
Japan Tobacco, Inc.	82	302,791
JFE Holdings, Inc.	8,600	298,182
JGC Corp.	4,000	86,694
Joyo Bank Ltd. (The)	11,000	48,217
JS Group Corp.	4,500	98,711
JSR Corp.	3,000	55,683
JTEKT Corp.	3,700	43,414
Jupiter Telecommunications Co. Ltd.	47	49,307
JX Holdings, Inc.	41,810	282,930
Kajima Corp.	14,000	37,122
Kamigumi Co. Ltd.	5,000	41,847
Kaneka Corp.	6,000	41,455
Kansai Electric Power Co., Inc. (The)	13,900	342,757
Kansai Paint Co. Ltd.	4,000	38,623
Kao Corp.	10,100	271,438
Kawasaki Heavy Industries Ltd.	25,000	83,786
Kawasaki Kisen Kaisha Ltd.	12,000	52,245
KDDI Corp.	54	311,404
Keikyu Corp.	8,000	70,561
Keio Corp.	11,000	74,923
Keisei Electric Railway Co. Ltd.	6,000	39,937
Keyence Corp.	793	228,808

		Shares	Value

Kikkoman Corp.		3,000	$33,524
Kinden Corp.		2,000	18,430
Kintetsu Corp.	†	28,000	87,492
Kirin Holdings Co. Ltd.		15,000	209,791
Kobe Steel Ltd.		46,000	116,230
Koito Manufacturing Co. Ltd.		2,000	31,093
Komatsu Ltd.		17,200	517,666
Konami Corp.		1,600	33,853
Konica Minolta Holdings, Inc.		9,000	93,018
Kubota Corp.		21,000	197,843
Kuraray Co. Ltd.		6,100	87,077
Kurita Water Industries Ltd.		2,100	65,923
Kyocera Corp.		3,000	304,792
Kyowa Hakko Kirin Co. Ltd.		5,000	51,350
Kyushu Electric Power Co., Inc.		6,900	154,477
Lawson, Inc.		1,100	54,303
Mabuchi Motor Co. Ltd.		400	20,561
Makita Corp.		2,100	85,453
Marubeni Corp.		31,000	217,024
Marui Group Co. Ltd.		4,000	32,477
Maruichi Steel Tube Ltd.		1,000	21,204
Matsui Securities Co. Ltd.		1,500	10,625
Mazda Motor Corp.		28,000	79,869
McDonald’s Holdings Co. Japan Ltd.		1,000	25,056
Medipal Holdings Corp.		2,800	30,810
MEIJI Holdings Co. Ltd.		1,302	58,755
Minebea Co. Ltd.		6,000	37,639
Miraca Holdings, Inc.		900	36,128
Mitsubishi Chemical Holdings Corp.		24,000	162,117
Mitsubishi Corp.		25,000	673,794
Mitsubishi Electric Corp.		35,000	365,725
Mitsubishi Estate Co. Ltd.		22,000	406,587
Mitsubishi Gas Chemical Co., Inc.		7,000	49,511
Mitsubishi Heavy Industries Ltd.		54,000	202,149
Mitsubishi Logistics Corp.		2,000	26,502
Mitsubishi Materials Corp.	*	21,000	66,734
Mitsubishi Motors Corp.	*	72,000	104,321
Mitsubishi Tanabe Pharma Corp.		4,000	67,430
Mitsubishi UFJ Financial Group, Inc.		234,440	1,264,129
Mitsubishi UFJ Lease & Finance Co. Ltd.		1,180	46,575
Mitsui & Co. Ltd.		32,100	528,171
Mitsui Chemicals, Inc.		15,000	53,478
Mitsui Engineering & Shipbuilding Co. Ltd.		12,000	31,641
Mitsui Fudosan Co. Ltd.		16,000	317,977
Mitsui Mining & Smelting Co. Ltd.		11,000	36,178
Mitsui OSK Lines Ltd.		21,000	142,299
Mitsumi Electric Co. Ltd.		1,400	25,585
Mizuho Financial Group, Inc.		377,300	707,768
Mizuho Securities Co. Ltd.		9,000	25,664
Mizuho Trust & Banking Co. Ltd.	*	24,000	24,722
MS&AD Insurance Group Holdings		10,074	251,474
Murata Manufacturing Co. Ltd.		3,800	265,261
Nabtesco Corp.		1,500	31,893

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Overseas Equity Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Namco Bandai Holdings, Inc.		3,350	$35,908
NEC Corp.		47,000	140,624
NGK Insulators Ltd.		5,000	81,220
NGK Spark Plug Co. Ltd.		3,000	45,845
NHK Spring Co. Ltd.		3,000	32,515
Nidec Corp.		2,000	201,668
Nikon Corp.		5,700	115,064
Nintendo Co. Ltd.		1,800	525,513
Nippon Building Fund, Inc. REIT		9	92,235
Nippon Electric Glass Co. Ltd.		6,500	93,300
Nippon Express Co. Ltd.		16,000	71,854
Nippon Meat Packers, Inc.		3,000	39,090
Nippon Paper Group, Inc.		1,900	49,736
Nippon Sheet Glass Co. Ltd.		16,000	42,916
Nippon Steel Corp.		93,000	333,169
Nippon Telegraph & Telephone Corp.		9,400	428,055
Nippon Yusen K.K.		29,000	127,674
Nishi-Nippon City Bank Ltd. (The)		11,000	33,271
Nissan Chemical Industries Ltd.		3,000	38,707
Nissan Motor Co. Ltd.		45,100	426,639
Nisshin Seifun Group, Inc.		3,200	40,508
Nisshin Steel Co. Ltd.		15,000	33,293
Nisshinbo Industries, Inc.		2,000	21,831
Nissin Foods Holdings Co. Ltd.		1,100	39,368
Nitori Holdings Co. Ltd.		700	61,169
Nitto Denko Corp.		3,100	145,392
NKSJ Holdings, Inc.	*	26,900	197,331
NOK Corp.		2,000	41,457
Nomura Holdings, Inc.		64,100	406,719
Nomura Real Estate Holdings, Inc.		1,700	30,847
Nomura Real Estate Office Fund, Inc. REIT		5	36,073
Nomura Research Institute Ltd.		1,650	36,655
NSK Ltd.		8,000	71,947
NTN Corp.		9,000	47,497
NTT Data Corp.		23	79,318
NTT DoCoMo, Inc.		279	485,908
NTT Urban Development Corp.		24	23,560
Obayashi Corp.		11,000	50,498
Obic Co. Ltd.		140	28,752
Odakyu Electric Railway Co. Ltd.		11,000	102,244
OJI Paper Co. Ltd.		15,000	72,390
Olympus Corp.		4,000	120,441
Omron Corp.		3,800	100,144
Ono Pharmaceutical Co. Ltd.		1,500	69,948
Oracle Corp. Japan		600	29,412
Oriental Land Co. Ltd.		900	83,243
ORIX Corp.		1,960	192,031
Osaka Gas Co. Ltd.		35,000	135,675
Otsuka Corp.		400	27,217
Otsuka Holdings Co. Ltd.	*	4,600	113,314
Panasonic Corp.		36,300	512,512
Rakuten, Inc.		133	111,301
Resona Holdings, Inc.		10,600	63,183
Ricoh Co. Ltd.		12,000	174,972
Rinnai Corp.		600	36,577
Rohm Co. Ltd.		1,900	123,562
Sankyo Co. Ltd.		900	50,709

		Shares	Value

Santen Pharmaceutical Co. Ltd.		1,400	$48,538
Sapporo Hokuyo Holdings, Inc.		6,400	29,905
Sapporo Holdings Ltd.		4,000	18,067
SBI Holdings, Inc.		383	57,757
Secom Co. Ltd.		3,900	184,278
Sega Sammy Holdings, Inc.		3,548	67,290
Seiko Epson Corp.		2,400	43,571
Sekisui Chemical Co. Ltd.		8,000	57,235
Sekisui House Ltd.		11,000	110,842
Senshu Ikeda Holdings, Inc.		13,800	19,655
Seven & I Holdings Co. Ltd.		13,940	370,862
Seven Bank Ltd.		9	19,031
Sharp Corp.		18,000	184,714
Shikoku Electric Power Co., Inc.		3,200	93,994
Shimadzu Corp.		4,000	30,983
Shimamura Co. Ltd.		400	37,024
Shimano, Inc.		1,200	60,833
Shimizu Corp.		10,000	42,599
Shin-Etsu Chemical Co. Ltd.		7,600	409,614
Shinko Electric Industries Co. Ltd.		1,400	15,619
Shinsei Bank Ltd.	*	16,000	20,824
Shionogi & Co. Ltd.		5,500	108,388
Shiseido Co. Ltd.		6,400	139,369
Shizuoka Bank Ltd. (The)		11,000	101,144
Showa Denko K.K.		26,000	58,329
Showa Shell Sekiyu K.K.		2,900	26,496
SMC Corp.		1,000	170,646
Softbank Corp.		15,000	517,207
Sojitz Corp.		21,200	46,356
Sony Corp.		18,500	661,646
Sony Financial Holdings, Inc.		17	68,465
Square Enix Holdings Co. Ltd.		1,000	17,688
Stanley Electric Co. Ltd.		2,500	46,488
Sumco Corp.	*	1,900	27,055
Sumitomo Chemical Co. Ltd.		29,000	142,361
Sumitomo Corp.		20,900	294,215
Sumitomo Electric Industries Ltd.		13,400	185,177
Sumitomo Heavy Industries Ltd.		10,000	63,963
Sumitomo Metal Industries Ltd.		61,000	149,542
Sumitomo Metal Mining Co. Ltd.		10,000	174,181
Sumitomo Mitsui Financial Group, Inc.		24,800	878,097
Sumitomo Realty & Development Co. Ltd.		6,500	154,633
Sumitomo Rubber Industries Ltd.		3,000	31,204
Sumitomo Trust & Banking Co. Ltd. (The)		26,000	162,881
Suruga Bank Ltd.		4,000	37,117
Suzuken Co. Ltd.		1,260	38,418
Suzuki Motor Corp.		6,300	154,658
Sysmex Corp.		600	41,498
T&D Holdings, Inc.		4,850	122,345
Taisei Corp.		20,000	46,634
Taisho Pharmaceutical Co. Ltd.		2,300	50,269
Taiyo Nippon Sanso Corp.		5,000	44,014
Takashimaya Co. Ltd.		5,000	42,705
Takeda Pharmaceutical Co. Ltd.		13,820	678,919
TDK Corp.		2,300	159,244
Teijin Ltd.		16,000	68,120
Terumo Corp.		3,000	168,262
THK Co. Ltd.		2,100	48,033
Tobu Railway Co. Ltd.	†	15,000	84,124

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Overseas Equity Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Toho Co. Ltd.		1,800	$28,861
Toho Gas Co. Ltd.	†	7,000	34,944
Tohoku Electric Power Co., Inc.		7,600	169,208
Tokio Marine Holdings, Inc.		13,100	389,168
Tokuyama Corp.		6,000	30,925
Tokyo Electric Power Co., Inc. (The)		26,300	641,261
Tokyo Electron Ltd.		3,200	201,476
Tokyo Gas Co. Ltd.		47,000	208,128
Tokyo Steel Manufacturing Co. Ltd.		2,100	22,815
Tokyo Tatemono Co. Ltd.		7,000	32,263
Tokyu Corp.		21,000	96,065
Tokyu Land Corp.		9,000	45,037
TonenGeneral Sekiyu K.K.		5,000	54,556
Toppan Printing Co. Ltd.		10,000	91,003
Toray Industries, Inc.		26,000	155,000
Toshiba Corp.		73,000	396,192
Tosoh Corp.		9,000	29,145
TOTO Ltd.		5,000	36,134
Toyo Seikan Kaisha Ltd.		2,500	47,361
Toyo Suisan Kaisha Ltd.		2,000	44,406
Toyoda Gosei Co. Ltd.		1,200	28,076
Toyota Boshoku Corp.		1,400	24,614
Toyota Industries Corp.		3,300	102,100
Toyota Motor Corp.		50,700	1,995,980
Toyota Tsusho Corp.		4,200	73,548
Trend Micro, Inc.		1,800	59,133
Tsumura & Co.		1,000	32,308
Ube Industries Ltd.		19,000	56,894
Unicharm Corp.		2,400	95,303
UNY Co. Ltd.		3,000	30,213
Ushio, Inc.		1,900	36,077
USS Co. Ltd.		350	28,562
West Japan Railway Co.		30	111,975
Yahoo! Japan Corp.		271	104,749
Yakult Honsha Co. Ltd.		1,900	54,627
Yamada Denki Co. Ltd.		1,510	102,727
Yamaguchi Financial Group, Inc.		4,000	40,285
Yamaha Corp.		2,700	33,334
Yamaha Motor Co. Ltd.	*	4,500	73,025
Yamato Holdings Co. Ltd.		7,000	99,300
Yamato Kogyo Co. Ltd.		700	21,046
Yamazaki Baking Co. Ltd.		2,000	24,082
Yaskawa Electric Corp.		4,000	37,664
Yokogawa Electric Corp.		4,300	34,050

			44,696,223

Luxembourg—0.5%
ArcelorMittal		15,855	603,385
Millicom International Cellular SA SDR		1,436	137,836
SES SA, Class A		5,651	134,564
Tenaris SA		8,640	211,891

			1,087,676

Macau—0.1%
Sands China Ltd.	*	42,494	93,416
Wynn Macau Ltd.		27,256	61,002

			154,418

		Shares	Value

Malta—0.0%
BGP Holdings plc	*‡d	142,647	$—

Mauritius—0.0%
Essar Energy plc	*	5,270	47,834

Mexico—0.0%
Fresnillo plc		3,383	88,525

Netherlands—4.4%
Aegon NV	*	29,274	179,206
Akzo Nobel NV		4,164	259,071
ASML Holding NV		7,753	297,342
Corio NV REIT		1,147	73,647
Delta Lloyd NV		1,244	25,088
European Aeronautic Defence and Space Co. NV	*	7,463	174,148
Fugro NV CVA		1,311	107,941
Heineken Holding NV		2,198	95,589
Heineken NV		4,624	226,791
ING Groep NV CVA	*	70,662	689,356
Koninklijke Ahold NV		21,671	286,277
Koninklijke Boskalis Westminster NV		1,198	57,200
Koninklijke DSM NV		2,899	165,251
Koninklijke KPN NV		29,104	425,088
Koninklijke Philips Electronics NV		18,217	558,481
Koninklijke Vopak NV		1,384	65,432
Qiagen NV	*	4,093	80,333
Randstad Holding NV	*	2,045	108,076
Reed Elsevier NV		12,525	155,063
Royal Dutch Shell plc, Class A		65,182	2,176,336
Royal Dutch Shell plc, Class B		49,587	1,642,061
SBM Offshore NV		3,035	68,095
TNT NV		6,778	179,248
Unilever NV CVA		30,014	936,358
Wolters Kluwer NV		5,403	118,492

			9,149,970

New Zealand—0.1%
Auckland International Airport Ltd.		15,775	26,777
Contact Energy Ltd.	*	5,175	25,142
Fletcher Building Ltd.		10,277	61,261
Sky City Entertainment Group Ltd.		12,302	31,062
Telecom Corp of New Zealand Ltd.		37,806	63,554

			207,796

Norway—0.7%
Aker Solutions ASA		2,745	46,831
DnB NOR ASA		17,840	250,974
Norsk Hydro ASA		16,520	121,683
Orkla ASA		14,553	141,956
Renewable Energy Corp. ASA	*	10,183	31,273
Statoil ASA		20,231	481,863
Telenor ASA		14,934	243,355
Yara International ASA		3,544	206,292

			1,524,227

Portugal—0.3%
Banco Comercial Portugues SA (Registered)		53,876	41,897

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Overseas Equity Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Banco Espirito Santo SA (Registered)		9,862	$37,926
Brisa Auto-Estradas de Portugal SA		3,084	21,512
Cimpor Cimentos de Portugal SGPS SA		4,428	30,003
EDP—Energias de Portugal SA		36,083	120,141
Galp Energia SGPS SA, Class B		3,992	76,558
Jeronimo Martins SGPS SA		4,265	65,030
Portugal Telecom SGPS SA (Registered)		10,443	119,207

			512,274

Singapore—1.6%
Ascendas Real Estate Investment Trust REIT		28,786	46,451
CapitaLand Ltd.		46,500	134,502
CapitaMall Trust REIT		41,000	62,358
CapitaMalls Asia Ltd.		23,000	34,781
City Developments Ltd.		10,000	98,007
ComfortDelgro Corp. Ltd.		37,000	44,683
Cosco Corp. Singapore Ltd.		18,000	30,043
DBS Group Holdings Ltd.		31,500	351,589
Fraser and Neave Ltd.		18,000	89,858
Genting Singapore plc	*	114,000	195,021
Global Logistic Properties Ltd.	*	23,000	38,711
Golden Agri-Resources Ltd.		119,320	74,500
Jardine Cycle & Carriage Ltd.		2,000	57,027
Keppel Corp. Ltd.		24,000	211,766
Keppel Land Ltd.		12,000	44,932
Neptune Orient Lines Ltd.	*	17,000	28,897
Olam International Ltd.		23,600	57,800
Oversea-Chinese Banking Corp. Ltd.		45,600	351,072
SembCorp Industries Ltd.		18,340	73,416
SembCorp Marine Ltd.		14,000	58,567
Singapore Airlines Ltd.		9,400	112,165
Singapore Exchange Ltd.		15,000	98,374
Singapore Press Holdings Ltd.		27,500	85,375
Singapore Technologies Engineering Ltd.		31,000	82,604
Singapore Telecommunications Ltd.		144,159	342,571
StarHub Ltd.		8,730	17,928
United Overseas Bank Ltd.		23,000	326,392
UOL Group Ltd.		8,000	29,642
Wilmar International Ltd.		36,000	158,263

			3,337,295

Spain—3.2%
Abertis Infraestructuras SA		5,451	98,409
Acciona SA		445	31,587
Acerinox SA		1,819	32,024
ACS Actividades de Construccion y Servicios SA		2,634	123,703
Amadeus IT Holding SA, Class A	*	3,873	81,392
Banco Bilbao Vizcaya Argentaria SA		78,757	802,629
Banco de Sabadell SA		19,878	78,360
Banco de Valencia SA	†	3,297	14,491
Banco Popular Espanol SA		15,615	80,516

		Shares	Value

Banco Santander SA		151,344	$1,612,685
Bankinter SA		5,397	30,042
Criteria Caixacorp SA		15,719	83,954
EDP Renovaveis SA	*	3,747	21,728
Enagas		3,155	63,101
Ferrovial SA		7,882	78,713
Fomento de Construcciones y Contratas SA		1,109	29,206
Gas Natural SDG SA		5,622	86,606
Gestevision Telecinco SA		3,468	38,201
Grifols SA		2,792	38,161
Iberdrola Renovables SA		15,852	56,337
Iberdrola SA		76,564	593,644
Iberia Lineas Aereas de Espana SA	*	9,947	42,682
Inditex SA		4,047	302,930
Indra Sistemas SA		1,576	27,013
Mapfre SA		13,081	36,465
Red Electrica Corp. SA		1,889	89,050
Repsol YPF SA		13,579	380,259
Telefonica SA		75,540	1,724,570
Zardoya Otis SA		2,695	38,012

			6,716,470

Sweden—3.1%
Alfa Laval AB		5,944	125,496
Assa Abloy AB, Class B		5,854	165,134
Atlas Copco AB, Class A		12,472	314,837
Atlas Copco AB, Class B		7,327	165,863
Boliden AB		5,215	106,250
CDON Group AB	*	977	4,518
Electrolux AB, Series B		4,438	125,940
Getinge AB, Class B		3,677	76,977
Hennes & Mauritz AB, Class B		18,866	628,333
Hexagon AB, Class B		4,884	104,894
Holmen AB, Class B		1,079	35,520
Husqvarna AB, Class B		7,817	65,318
Industrivarden AB, Class C		1,904	33,405
Investor AB, Class B		8,353	178,739
Kinnevik Investment AB, Class B		4,060	82,683
Modern Times Group AB, Class B		977	64,728
Nordea Bank AB		59,692	649,022
Ratos AB, Class B		1,948	72,022
Sandvik AB		18,697	364,815
Scania AB, Class B		5,968	137,378
Securitas AB, Class B		5,360	62,766
Skandinaviska Enskilda Banken AB, Class A		25,092	209,499
Skanska AB, Class B		7,363	145,969
SKF AB, Class B		7,152	204,094
SSAB AB, Class A		3,099	52,231
Svenska Cellulosa AB, Class B		10,399	164,188
Svenska Handelsbanken AB, Class A		9,095	290,726
Swedbank AB, Class A	*	13,367	186,915
Swedish Match AB		4,238	122,810
Tele2 AB, Class B		5,766	119,631
Telefonaktiebolaget LM Ericsson, Class B		55,600	644,338
TeliaSonera AB		40,804	323,929
Volvo AB, Class B	*	25,507	449,326

			6,478,294

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Overseas Equity Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Switzerland—8.3%
ABB Ltd. (Registered)	*	40,391	$901,846
Actelion Ltd. (Registered)	*	1,903	104,205
Adecco SA (Registered)		2,316	151,882
Aryzta AG	*	1,539	71,090
Baloise Holding AG (Registered)		934	90,855
Compagnie Financiere Richemont SA (A Bearer Shares)		9,473	557,049
Credit Suisse Group AG (Registered)		20,765	836,309
GAM Holding AG	*	3,736	61,755
Geberit AG (Registered)		710	164,168
Givaudan SA (Registered)		147	158,687
Holcim Ltd. (Registered)		4,553	344,537
Julius Baer Group Ltd.		3,656	171,185
Kuehne + Nagel International AG (Registered)		1,003	139,546
Lindt & Spruengli AG (Participation Certificates)		17	51,319
Lindt & Spruengli AG (Registered)	†	2	64,366
Logitech International SA (Registered)	*	3,549	67,484
Lonza Group AG (Registered)		854	68,452
Nestle SA (Registered)		63,654	3,729,085
Novartis AG (Registered)		38,790	2,283,397
Pargesa Holding SA (Bearer)		467	39,610
Roche Holding AG (Genusschein)		12,918	1,893,686
Schindler Holding AG (Participation Certificates)		842	99,605
Schindler Holding AG (Registered)		416	49,791
SGS SA (Registered)		102	171,194
Sika AG		39	85,614
Sonova Holding AG (Registered)		846	109,055
STMicroelectronics NV		11,906	123,815
Straumann Holding AG (Registered)		152	34,809
Swatch Group AG (The) (Bearer)		565	251,917
Swatch Group AG (The) (Registered)		843	68,021
Swiss Life Holding AG (Registered)	*	529	76,299
Swiss Reinsurance Co. Ltd. (Registered)		6,402	343,447
Swisscom AG (Registered)		416	182,868
Syngenta AG (Registered)		1,715	502,725
Transocean Ltd.	*	5,468	376,684
UBS AG (Registered)	*	67,014	1,100,280
Xstrata plc		37,914	898,422
Zurich Financial Services AG (Registered)		2,688	696,103

			17,121,162

United Kingdom—18.3%
3i Group plc		18,002	92,482
Admiral Group plc		3,873	91,606
Aggreko plc		4,795	110,955
AMEC plc		6,200	111,501
Anglo American plc		24,285	1,270,419
Antofagasta plc		7,392	187,041

		Shares	Value

ARM Holdings plc		24,195	$165,137
Associated British Foods plc		6,436	118,819
AstraZeneca plc (London Exchange)		26,377	1,202,123
Autonomy Corp. plc	*	3,861	90,835
Aviva plc		52,084	320,155
Babcock International Group plc		6,821	60,785
BAE Systems plc		62,132	320,031
Balfour Beatty plc		12,983	63,485
Barclays plc		210,894	871,606
BG Group plc		62,246	1,262,682
BHP Billiton plc		40,596	1,633,256
BP plc		345,355	2,545,605
British Airways plc	*	10,357	44,147
British American Tobacco plc		36,741	1,413,288
British Land Co. plc REIT		16,013	131,443
British Sky Broadcasting Group plc		20,764	238,665
BT Group plc, Class A		140,863	400,082
Bunzl plc		6,330	71,076
Burberry Group plc		8,125	142,797
Cable & Wireless Worldwide plc		45,569	46,798
Cairn Energy plc	*	25,400	166,755
Capita Group plc (The)		10,792	117,369
Capital Shopping Centres Group plc REIT		9,366	61,091
Carnival plc		3,197	148,701
Centrica plc		95,276	493,656
Cobham plc		19,426	61,769
Compass Group plc		34,973	317,414
Diageo plc		46,180	855,629
Eurasian Natural Resources Corp. plc		4,297	70,662
Firstgroup plc		8,231	51,213
G4S plc		26,041	103,305
GlaxoSmithKline plc		95,482	1,851,677
Hammerson plc REIT		13,557	88,349
Home Retail Group plc		15,769	46,599
HSBC Holdings plc (London Exchange)		323,489	3,306,116
ICAP plc		10,418	87,111
Imperial Tobacco Group plc		18,805	578,062
Inmarsat plc		7,983	83,958
Intercontinental Hotels Group plc		5,494	107,320
International Power plc		28,027	191,941
Intertek Group plc		3,046	84,221
Invensys plc		15,349	84,831
Investec plc		8,651	71,270
ITV plc	*	71,294	78,174
J. Sainsbury plc		21,858	128,414
Johnson Matthey plc		3,984	126,930
Kazakhmys plc		3,673	93,238
Kingfisher plc		43,308	178,418
Land Securities Group plc REIT		14,369	151,573
Legal & General Group plc		109,976	166,564
Lloyds Banking Group plc	*	753,005	777,332
London Stock Exchange Group plc		2,311	30,300
Lonmin plc	*	3,101	95,456
Man Group plc		31,778	147,352
Marks & Spencer Group plc		28,835	166,278
National Grid plc		64,564	558,046
Next plc		3,435	106,090

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Overseas Equity Index Fund	Shares	Value
COMMON STOCKS—(Continued)
Old Mutual plc	99,250	$191,127
Pearson plc	15,141	238,610
Petrofac Ltd.	4,520	112,309
Prudential plc	46,972	490,729
Randgold Resources Ltd.	1,649	135,981
Reckitt Benckiser Group plc	11,380	626,072
Reed Elsevier plc	22,119	186,840
Rexam plc	15,419	80,077
Rio Tinto plc	26,655	1,900,017
Rolls-Royce Group plc *	33,691	328,261
Rolls-Royce Group plc, Class C *‡	2,156,224	3,362
Royal Bank of Scotland Group plc *	311,005	190,994
RSA Insurance Group plc	63,018	123,202
SABMiller plc	17,546	618,133
Sage Group plc (The)	23,751	101,452
Schroders plc	1,968	57,069
Scottish & Southern Energy plc	16,772	320,384
Segro plc REIT	12,863	57,597
Serco Group plc	9,142	79,362
Severn Trent plc	4,129	95,462
Smith & Nephew plc	15,739	166,187
Smiths Group plc	7,181	139,597
Standard Chartered plc (London Exchange)	42,931	1,158,955
Standard Life plc	40,542	136,926
Tesco plc	147,837	980,316
Thomas Cook Group plc	14,091	41,711
TUI Travel plc	9,107	35,096
Tullow Oil plc	16,087	317,680
Unilever plc	23,676	727,240
United Utilities Group plc	12,299	113,787
Vedanta Resources plc	2,170	85,610
Vodafone Group plc	969,400	2,544,827
Weir Group plc (The)	4,025	111,826
Whitbread plc	3,280	91,781
Wm Morrison Supermarkets plc	38,357	160,258
Wolseley plc *	5,343	171,042

		37,759,882

United States—0.1%
Synthes, Inc.	1,090	147,125

TOTAL COMMON STOCKS
(Cost $205,997,545)		201,731,311

PREFERRED STOCKS—0.5%
Germany—0.5%
Bayerische Motoren Werke AG	922	47,405
Fresenius SE	1,495	128,084
Henkel AG & Co. KGaA	3,261	202,186
Porsche Automobil Holding SE	1,658	132,435
ProSiebenSat.1 Media AG	1,238	37,159
RWE AG	720	46,180
Volkswagen AG	3,142	510,850

TOTAL PREFERRED STOCKS
(Cost $826,013)		1,104,299

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.134%	03/24/2011
(Cost $219,933)		‡‡	$220,000	$219,949

			Shares	Value
CASH EQUIVALENTS—1.7%
Institutional Money Market Funds—1.7%
Dreyfus Institutional Cash Advantage Fund, 0.18%		¥††	40,000	40,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.25%			¥3,252,588	3,252,588
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.25%		¥††	26,118	26,118
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.23%		¥††	40,000	40,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.19%		¥††	40,000	40,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.21%		¥††	40,000	40,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.20%		¥††	40,000	40,000

TOTAL CASH EQUIVALENTS
(Cost $3,478,706)				3,478,706

TOTAL INVESTMENTS—99.8%
(Cost $210,522,197)				206,534,265
Other assets less liabilities—0.2%				322,951

NET ASSETS—100.0%				$206,857,216

Notes to the Schedule of Investments:

CDI	Chess Depository Interest
CVA	Dutch Certificate of Shares
REIT	Real Estate Investment Trust
RSP	Risparmio (Italian Savings Shares)
SDR	Swedish Depository Receipt
VVPR	Verlaagde Vooheffing Precompte Reduit (Belgian dividend coupon)
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
d	Security has no market value at December 31, 2010.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

Vantagepoint Overseas Equity Index Fund
Percentage of Portfolio by Industry (unaudited):

COMMON STOCKS
Commercial Banks	12.4%
Oil, Gas & Consumable Fuels	6.8%
Metals & Mining	6.8%
Pharmaceuticals	6.8%
Insurance	4.2%
Food Products	3.5%
Chemicals	3.5%
Diversified Telecommunication Services	3.3%
Automobiles	3.2%
Electric Utilities	2.8%
Machinery	2.8%
Food & Staples Retailing	2.3%
Capital Markets	2.2%
Wireless Telecommunication Services	2.0%
Beverages	1.9%
Real Estate Management & Development	1.9%
Industrial Conglomerates	1.8%
Media	1.5%
Electrical Equipment	1.5%
Multi-Utilities	1.4%
Real Estate Investment Trusts (REITs)	1.3%
Diversified Financial Services	1.2%
Trading Companies & Distributors	1.2%
Textiles, Apparel & Luxury Goods	1.2%
Electronic Equipment, Instruments & Components	1.2%
Tobacco	1.2%
Hotels, Restaurants & Leisure	0.9%
Road & Rail	0.9%
Household Durables	0.9%
Software	0.9%
Energy Equipment & Services	0.9%
Specialty Retail	0.8%
Construction & Engineering	0.8%
Communications Equipment	0.7%
Office Electronics	0.7%
Auto Components	0.7%
Semiconductors & Semiconductor Equipment	0.6%
Health Care Equipment & Supplies	0.6%
Construction Materials	0.6%
Building Products	0.6%
Aerospace & Defense	0.6%
Commercial Services & Supplies	0.6%
Personal Products	0.5%
Professional Services	0.5%
Computers & Peripherals	0.4%
Gas Utilities	0.4%
Household Products	0.4%
Marine	0.4%
Multiline Retail	0.4%
Transportation Infrastructure	0.3%
Air Freight & Logistics	0.3%
Paper & Forest Products	0.3%
IT Services	0.3%
Health Care Providers & Services	0.3%
Biotechnology	0.2%
Airlines	0.2%
Independent Power Producers & Energy Traders	0.2%
Leisure Equipment & Products	0.2%

Distributors	0.2%
Containers & Packaging	0.1%
Internet & Catalog Retail	0.1%
Internet Software & Services	0.1%
Life Sciences Tools & Services	0.0%
Water Utilities	0.0%
Consumer Finance	0.0%
Diversified Consumer Services	0.0%

97.5%
PREFERRED STOCKS
Automobiles	0.3%
Household Products	0.1%
Health Care Providers & Services	0.1%
Multi-Utilities	0.0%
Media	0.0%

0.5%
TOTAL COMMON STOCKS/PREFERRED STOCKS	98.0%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Bills	0.1%

CASH EQUIVALENTS
Institutional Money Market Funds	1.7%

1.7%
TOTAL U.S. TREASURY OBLIGATIONS/CASH EQUIVALENTS	1.8%

TOTAL INVESTMENTS	99.8%
Other assets less liabilities	0.2%

TOTAL NET ASSETS	100.0%

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2010

Vantagepoint Model Portfolio Savings Oriented Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	3,013,725	$30,438,626
Vantagepoint Diversifying Strategies Fund	6,640,928	67,471,827
Vantagepoint Equity Income Fund	3,961,264	34,225,320
Vantagepoint Growth & Income Fund	3,529,083	34,126,233
Vantagepoint Inflation Protected Securities Fund	4,620,209	50,776,095
Vantagepoint International Fund	1,824,813	17,043,758
Vantagepoint Low Duration Bond Fund	10,409,492	104,511,297

		338,593,156

TOTAL INVESTMENTS—100.0%
(Cost $325,572,914)		338,593,156
Other assets less liabilities—(0.0%)		(60,253)

NET ASSETS—100.0%		$338,532,903

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2010

Vantagepoint Model Portfolio Conservative Growth Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	1,591,179	$18,043,969
Vantagepoint Core Bond Index Fund Class I	6,867,556	69,362,315
Vantagepoint Diversifying Strategies Fund	10,878,717	110,527,767
Vantagepoint Equity Income Fund	7,651,081	66,105,344
Vantagepoint Growth & Income Fund	5,594,162	54,095,547
Vantagepoint Growth Fund	4,083,043	35,849,116
Vantagepoint Inflation Protected Securities Fund	5,235,711	57,540,466
Vantagepoint International Fund	5,046,885	47,137,907
Vantagepoint Low Duration Bond Fund	10,981,746	110,256,732
Vantagepoint Select Value Fund	1,836,650	18,072,634

		586,991,797

TOTAL INVESTMENTS—100.0%
(Cost $565,152,226)		586,991,797
Other assets less liabilities—(0.0%)		(79,936)

NET ASSETS—100.0%		$586,911,861

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2010

Vantagepoint Model Portfolio Traditional Growth Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	7,389,046	$83,791,782
Vantagepoint Core Bond Index Fund Class I	18,848,333	190,368,168
Vantagepoint Discovery Fund	4,923,697	46,381,227
Vantagepoint Diversifying Strategies Fund	21,811,118	221,600,962
Vantagepoint Equity Income Fund	21,120,697	182,482,820
Vantagepoint Growth & Income Fund	18,876,814	182,538,787
Vantagepoint Growth Fund	17,233,130	151,306,878
Vantagepoint Inflation Protected Securities Fund	5,277,160	57,995,992
Vantagepoint International Fund	19,050,436	177,931,077
Vantagepoint Low Duration Bond Fund	11,715,144	117,620,044
Vantagepoint Select Value Fund	8,525,462	83,890,547

		1,495,908,284

TOTAL INVESTMENTS—100.0%
(Cost $1,425,108,907)		1,495,908,284
Other assets less liabilities—(0.0%)		(151,047)

NET ASSETS—100.0%		$1,495,757,237

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2010

Vantagepoint Model Portfolio Long-Term Growth Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	14,039,447	$159,207,327
Vantagepoint Core Bond Index Fund Class I	23,203,720	234,357,567
Vantagepoint Discovery Fund	9,097,963	85,702,815
Vantagepoint Diversifying Strategies Fund	21,476,877	218,205,074
Vantagepoint Equity Income Fund	28,116,991	242,930,802
Vantagepoint Growth & Income Fund	25,138,729	243,091,512
Vantagepoint Growth Fund	24,349,048	213,784,643
Vantagepoint International Fund	31,248,680	291,862,670
Vantagepoint Select Value Fund	16,204,559	159,452,865

		1,848,595,275

TOTAL INVESTMENTS—100.0%
(Cost $1,761,938,987)		1,848,595,275
Other assets less liabilities—(0.0%)		(165,328)

NET ASSETS—100.0%		$1,848,429,947

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2010

Vantagepoint Model Portfolio All-Equity Growth Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	5,977,397	$67,783,680
Vantagepoint Discovery Fund	6,907,503	65,068,683
Vantagepoint Equity Income Fund	14,897,297	128,712,647
Vantagepoint Growth & Income Fund	12,563,612	121,490,129
Vantagepoint Growth Fund	13,823,125	121,367,040
Vantagepoint International Fund	15,294,207	142,847,890
Vantagepoint Select Value Fund	6,900,152	67,897,496

		715,167,565

TOTAL INVESTMENTS—100.0%
(Cost $715,233,013)		715,167,565
Other assets less liabilities—(0.0%)		(77,955)

NET ASSETS—100.0%		$715,089,610

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2010

Vantagepoint Milestone Retirement Income Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	1,928,341	$19,476,248
Vantagepoint Diversifying Strategies Fund	4,241,120	43,089,782
Vantagepoint Equity Income Fund	2,492,047	21,531,284
Vantagepoint Growth & Income Fund	2,227,622	21,541,102
Vantagepoint Inflation Protected Securities Fund	2,970,337	32,644,000
Vantagepoint International Fund	1,160,477	10,838,857
Vantagepoint Low Duration Bond Fund	6,661,728	66,883,751

		216,005,024

TOTAL INVESTMENTS—100.0%
(Cost $209,007,953)		216,005,024
Other assets less liabilities—(0.0%)		(43,578)

NET ASSETS—100.0%		$215,961,446

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2010

Vantagepoint Milestone 2010 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	1,379,109	$13,928,997
Vantagepoint Diversifying Strategies Fund	3,743,297	38,031,897
Vantagepoint Equity Income Fund	4,804,722	41,512,797
Vantagepoint Growth & Income Fund	2,479,546	23,977,209
Vantagepoint Growth Fund	1,860,868	16,338,425
Vantagepoint Inflation Protected Securities Fund	2,975,370	32,699,319
Vantagepoint International Fund	2,220,108	20,735,811
Vantagepoint Low Duration Bond Fund	3,046,877	30,590,648

		217,815,103

TOTAL INVESTMENTS—100.0%
(Cost $207,058,545)		217,815,103
Other assets less liabilities—(0.0%)		(45,087)

NET ASSETS—100.0%		$217,770,016

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2010

Vantagepoint Milestone 2015 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	3,899,249	$39,382,417
Vantagepoint Diversifying Strategies Fund	5,795,114	58,878,354
Vantagepoint Equity Income Fund	8,035,188	69,424,028
Vantagepoint Growth & Income Fund	4,140,535	40,038,971
Vantagepoint Growth Fund	3,110,808	27,312,896
Vantagepoint Inflation Protected Securities Fund	2,490,014	27,365,252
Vantagepoint International Fund	4,320,107	40,349,803
Vantagepoint Low Duration Bond Fund	3,577,473	35,917,826
Vantagepoint Mid/Small Company Index Fund Class I	1,593,574	24,525,105

		363,194,652

TOTAL INVESTMENTS—100.0%
(Cost $351,713,607)		363,194,652
Other assets less liabilities—(0.0%)		(50,948)

NET ASSETS—100.0%		$363,143,704

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2010

Vantagepoint Milestone 2020 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	5,107,152	$51,582,232
Vantagepoint Diversifying Strategies Fund	5,072,117	51,532,706
Vantagepoint Equity Income Fund	8,630,532	74,567,796
Vantagepoint Growth & Income Fund	4,162,092	40,247,432
Vantagepoint Growth Fund	3,316,406	29,118,047
Vantagepoint International Fund	4,737,171	44,245,180
Vantagepoint Low Duration Bond Fund	2,093,891	21,022,662
Vantagepoint Mid/Small Company Index Fund Class I	2,064,074	31,766,099

		344,082,154

TOTAL INVESTMENTS—100.0%
(Cost $331,102,312)		344,082,154
Other assets less liabilities—(0.0%)		(49,512)

NET ASSETS—100.0%		$344,032,642

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2010

Vantagepoint Milestone 2025 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	3,453,684	$34,882,212
Vantagepoint Diversifying Strategies Fund	3,282,062	33,345,751
Vantagepoint Equity Income Fund	7,182,293	62,055,013
Vantagepoint Growth & Income Fund	3,651,999	35,314,830
Vantagepoint Growth Fund	2,886,214	25,340,959
Vantagepoint International Fund	4,186,751	39,104,253
Vantagepoint Low Duration Bond Fund	572,042	5,743,306
Vantagepoint Mid/Small Company Index Fund Class I	2,041,243	31,414,731

		267,201,055

TOTAL INVESTMENTS—100.0%
(Cost $255,288,520)		267,201,055
Other assets less liabilities—(0.0%)		(45,802)

NET ASSETS—100.0%		$267,155,253

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2010

Vantagepoint Milestone 2030 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	1,716,288	$17,334,508
Vantagepoint Diversifying Strategies Fund	2,078,418	21,116,730
Vantagepoint Equity Income Fund	6,020,414	52,016,381
Vantagepoint Growth & Income Fund	3,121,965	30,189,402
Vantagepoint Growth Fund	2,568,641	22,552,664
Vantagepoint International Fund	3,687,350	34,439,852
Vantagepoint Low Duration Bond Fund	233,729	2,346,634
Vantagepoint Mid/Small Company Index Fund Class I	2,027,433	31,202,196

		211,198,367

TOTAL INVESTMENTS—100.0%
(Cost $198,440,989)		211,198,367
Other assets less liabilities—(0.0%)		(43,351)

NET ASSETS—100.0%		$211,155,016

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2010

Vantagepoint Milestone 2035 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	661,554	$6,681,695
Vantagepoint Diversifying Strategies Fund	655,358	6,658,435
Vantagepoint Equity Income Fund	4,015,036	34,689,915
Vantagepoint Growth & Income Fund	2,069,940	20,016,316
Vantagepoint Growth Fund	1,823,288	16,008,468
Vantagepoint International Fund	2,563,594	23,943,967
Vantagepoint Mid/Small Company Index Fund Class I	1,634,947	25,161,841

		133,160,637

TOTAL INVESTMENTS—100.0%
(Cost $123,225,850)		133,160,637
Other assets less liabilities—(0.0%)		(39,959)

NET ASSETS—100.0%		$133,120,678

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2010

Vantagepoint Milestone 2040 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	657,301	$6,638,737
Vantagepoint Equity Income Fund	4,196,264	36,255,725
Vantagepoint Growth & Income Fund	2,189,674	21,174,148
Vantagepoint Growth Fund	1,899,246	16,675,378
Vantagepoint International Fund	2,691,823	25,141,631
Vantagepoint Mid/Small Company Index Fund Class I	1,719,404	26,461,623

		132,347,242

TOTAL INVESTMENTS—100.0%
(Cost $113,094,449)		132,347,242
Other assets less liabilities—(0.0%)		(40,796)

NET ASSETS—100.0%		$132,306,446

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2010

Vantagepoint Milestone 2045 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.2%
Vantagepoint Core Bond Index Fund Class I	111,349	$1,124,626
Vantagepoint Equity Income Fund	710,945	6,142,568
Vantagepoint Growth & Income Fund	370,864	3,586,251
Vantagepoint Growth Fund	321,681	2,824,361
Vantagepoint International Fund	454,643	4,246,368
Vantagepoint Mid/Small Company Index Fund Class I	290,894	4,476,864

		22,401,038

TOTAL INVESTMENTS—100.2%
(Cost $19,826,665)		22,401,038
Other assets less liabilities—(0.2%)		(37,693)

NET ASSETS—100.0%		$22,363,345

See accompanying notes to financial statements.

*The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member FINRA/SIPC.*

VANTAGEPOINT
FUNDS

777 NORTH CAPITOL STREET, NE
WASHINGTON, DC 20002-4240
TOLL-FREE 800-669-7400
PARA ASISTENCIA EN ESPAÑOL LLAME AL 800-669-8216
WWW.ICMARC.ORG

ANR000-001-201102-214

Item 2 (Code of Ethics):

Sub-item 2a. The board of directors of the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, and to persons performing similar functions.

Sub-item 2c. Not applicable.

Sub-item 2d. Not applicable.

Sub-item 2e. Not applicable.

Sub-item 2f. Not applicable.

Item 3 (Audit Committee Financial Expert): Two members of the audit committee of the registrant have been determined by its board of directors to be audit committee financial experts. The audit committee financial experts of the registrant are Arthur Lynch and Anthony Calhoun, both of whom are independent under the applicable rules.

Item 4 (Principal Accountant Fees and Services):

Sub-item 4a (Audit Fees). The aggregate fees billed for professional services rendered by the registrant’s principal accountant, PricewaterhouseCoopers LLP, for audits of the registrant’s financial statements were $411,225 and $416,170 in 2010 and 2009, respectively.

Sub-item 4b (Audit Related Fees). Not applicable.

Sub-item 4c (Tax Fees). The aggregate fees billed for professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice and tax planning were $233,850 and $176,387 in 2010 and 2009, respectively. These services covered preparation of the registrant’s income tax and excise tax returns, and also included related consulting and tax provision work.

Sub-item 4d (All Other Fees). Not applicable.

Sub-item 4e (1). The registrant’s audit committee pre-approves all audit and non-audit services to be performed by the registrant’s accountant before they are engaged to perform such services.

Sub-item 4e (2). The registrant’s audit committee approved 100% of the services described in Sub-item 4c.

Sub-item 4f. Not applicable.

Sub-item 4g. Not applicable.

Sub-item 4h. Not applicable.

Item 5 (Audit Committee of Listed Registrants): Not applicable to this registrant.

Item 6 (Investments):

Sub-item 6a. Not applicable; included under Item 1 above.

Sub-item 6b. Not applicable; the registrant did not divest itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7 (Disclosure of Proxy Voting Policies & Procedures for Closed-end Management

Investment Companies): Not applicable to this registrant.

Item 8 (Portfolio Managers of Closed-End Management Investment Companies): Not applicable to this registrant.

Item 9 (Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers): Not applicable to this registrant.

Item 10 (Submission of Matters to a Vote of Security Holders): Not applicable.

Item 11 (Controls and Procedures):

Sub-item 11a. The principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

Sub-item 11b. There was no change in the registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant’s internal control over financial reporting.

Item 12 (Exhibits):

Sub-item 12a(1). The code of ethics exhibit is attached.

Sub-item 12a(2). The certification exhibits are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Vantagepoint Funds

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer

Date:	March 10, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer

Date:	March 10, 2011

By:	/s/ Elizabeth Glista
Elizabeth Glista, Principal Financial Officer

Date:	March 9, 2011